Exhibit 99.2

Unique Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
170040285	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170042277	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  The borrower stated she would make the payment  today, and the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area noted on XXXX. No damages were reported.	08/31/2019	08/26/2019
170042244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower accepted a repayment plan from the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  See comments dated 06/06/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170042246	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017.  On 02/22/2017 the borrower called in about an escrow resolution.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  A motion for relief was filed XX/XX/XXXX.  Motion for relief is currently on pause.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170040284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170040192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018.  The borrower called to make a payment of 1898.61 for 11/14/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170040177	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  Borrower called in payment for $3533.00 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040164	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  On 9/19/16 the borrower called in to make a payment  and promised to pay at the bank in the amount of $1,010.05.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/18/2019
170040159	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2017.  Bankruptcy trustee's office was contacted to informed order sustaining objection was entered. The payment is planned to be dispersed on the 31st of the month. It would be enough to bring the account fully current. They would follow up for the exact amount paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 10/17/2018 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was reported.	08/31/2019	08/07/2019
170040154	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  The borrower called to discuss the approval for a flex modification. The borrower stated there is no interest in a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The plan was filed on XX/XX/XXXX and was confirmed XX/XX/XXXX. The loan is current under the plan.

A previous Bankruptcy case was closed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170042137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on XXXX. No damage was reported.	08/31/2019	07/22/2019
170042132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Call transferred in borrower checking on options to bring loan current after advising all retention options and foreclosure status borrower doesn't want to apply stated will make additional payments and use money from suspense to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170040151	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The borrower called advised notary should be calling to setup signing. Advised after documents received allow 7-10 days to finalize mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170042109	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2017.  Borrower called in to require about the escrow shortage. Borrower states that they were under the impression the funds that were paid to the escrow account during the loan modification process had been misapplied.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/06/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments dating back to 08/06/2018 referenced the borrower filed a dispute for inaccurate information reporting to the credit agencies. The comments on 1/08/2019 referenced the issue was researched and it was determined the disputed information was accurate. There was no further reference to a dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170042110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2018.  09/06/2018 - Talked to borrower regarding final modification documents - answered borrower's questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170042101	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Bk XX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170042084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  Borrower called in and made a payment to account and did not want assistance with home preservation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170042077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  Borrower called with a concern about the trustee payments. Cash specialist support informed borrower once there is enough fund in suspense from the trustee payment would be applied. Borroewr then inquired on how much is the trustee sending and was informed most likley part of their plan payment. Comment dated 11/14/2016 borrowers' XXXX informed borrower was no longer interested in assistance and was removed from loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Release validation was completed on 06/06/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to (XXXXX) XXXXX.	08/31/2019	07/09/2019
170042048	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Borrower called in to inquire about having 2nd borrower assume loan, borrower wants named removed per final divorce decree. Servicer provided assumption process to borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/07/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments dating back to 06/07/2018 referenced the borrower disputing the information being reported to the credit bureaus. A review of the issue was conducted. The notes on 10/11/2018 stated the information is reporting correctly. There was no further mention of a dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/01/2019
170042042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Borrower could not commit  to make payments or a payment plan, will gather details on financials and reason for default information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy closed on XX/XX/XXXX, dismissed on XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/25/2019
170042031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  Borrower called with concerns wanting to change their due date to the end of the month. Associate informed borrower as long as it does not exceed the month they can to avoid breaking the plan, but there is no way associate can change the date. Associate also informed borrower once the process is finalized they would accrue late charges after the 15th. Borrower stated they will just continue to make paymentsas the planned and associate went over the terms and conditions and borrower accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  Reaffirmation was e-filed to the court on XX/XX/XXXX. The bankruptcy remains active while awaiting a response from the courts regarding the reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX as cited on 03/14/2018.	08/31/2019	08/14/2019
170042002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2017.  Borrower called in and promised to make a payment. Rep informed borrower that due to discharge bankruptcy they are not liable for loan debt, but property lien is still valid and enforceable.  Borrower scheduled a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170043203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  Customer called to make a payment.  Advised customer we need their permission to set up payment.  Customer authorized parent to speak on her behalf.  Verbal authorization given.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Ch XX Bk discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170043193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  Called and spoke with borrower regarding the government shutdown.  Borrower advised she would like to be removed from the program.  Rep advised borrower that her net payment is due 5/1/19 and that the file would be sent for removal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No information provide regarding the BK.  A notice from XXXXX regarding the Bk.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170041964	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  The confirmation order has yet to be filed per notes dated 07/23/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170043192	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  The borrower called on 03/29/2019 to discuss the account status. The borrower was advised the loan was current and due for 05/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/25/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	08/29/2019
170040259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2017.  The third party called to confirm the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170040255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Call received from borrower on 08/15/2019 to schedule payment. Borrower called in to make a payment in the amount of $2293.79
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Case was cited as being terminated on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170043180	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018.  The borrower called the servicer to advised that payment was supposed to be applied to escrow.  The servicer reversed the transaction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Previous Chapter XX bankruptcy filed on XX/XX/XXXX with case number XX-XXXXX was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170043188	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  Borrower called regarding status of loan made payment in amount of $616.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018.  Borrower called stated paid $440.06 to cover September if Trustee sends payment will cover October. Borrower stated received statement stating that two (2) payments were owed. Borrower stated that the trustee pays the payment. Advised that the last payment received was for August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per commentary on 10/2/2017 property was not in a FEMA disaster area.	08/31/2019	07/10/2019
170043174	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2018.  The last contact with the borrower was on 06/13/2018 to discuss the conditions of the trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170043123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/04/2019
170043117	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170043119	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  Borrower called to discuss auto payment, that funds have not been taken out of the bank account. Advised that the payment has been processed and to allow time to go through bank. The loan is set up on auto payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX referenced 12/22/2017.	08/31/2019	09/03/2019
170043096	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2017.  The borrower called to provide her name change to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Borrower was called to collect delinquent loan payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170043085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  ON 03/1/2019 Borrower called in reference to final Modification documents. Borrower advise will meet with notary on Sunday. Borrower was advised to continue making payments until the Modification is completed. Borrower stated will make a payment at a Bank Branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  10/24/2018 Commentary states Bankruptcy discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  Borrower called inquiring on status of loan, wants to set up auto payments- submitted req for for auto pay twice a month on the 25th and 10th- starting 6/25/19 for July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047270	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The last contact with the borrower was on 05/13/2019. The borrower received a letter from XXXXX and inquired about their payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043073	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2019.  The servicer contacted the bankruptcy XXXX to request  permission to discuss loss mitigation options with them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047278	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  USER HAS UPDATED THE HOLD TYPE FC BANKRUPTCY FILED. USER MADE THE  FOLLOWING CHANGE(S):  HOLD END: NO END DATE       CHANGED TO 1/16/2020 PROJECTED HOLD END: 5/21/2019CHANGED TO 1/16/2020 HOLD COMMENT: THIS FILE IS   BEING PUT ON HOLD DUE TO A CHAPTER: XX BANKRUPTCY FILED ON XXXXXXXX CASE# XXXXXXX FILED IN XXXXXX,  XX PLEASE FORWARD YOUR OUTSTANDING FEES/COSTS. BK ACTIVE XXXX  ** VALID HOLD, BK
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan is in active bankruptcy with no contact with the borrower.	08/31/2019	05/24/2019
170047259	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170047264	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2016.  The customer was made aware of the foreclosure status and confirmed modification approval.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043082	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  The borrower called with third party and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170049116	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/15/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit dispute was received in which the borrower claimed account being reported delinquent when the payment was made on time. It was determined on 08/26/2019 that the account was reported as current and there were no credit report errors or corrections needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170043066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170049111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  01/25/2019 - talked to borrower - will be sending the signed documents back in
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/02/2019
170047252	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower 2 called regarding letter received, borrower 1 deceased and removed from account, servicer letter inquired if borrower 2 would like to assume loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170049104	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  The customer called in inquiring about reinstating the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170049115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  Borr called in to get a quote for reinstatement.  The amount given was $7786.98 good through 12/28/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2020.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  The last contact with the borrower was on 01/03/2019. The borrower stated she had sent in the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170049085	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2019.  Borrower called and made payment  of $1,629.72
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170049083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The borrower is tax exempt and wanted to ensure that that was reflected properly. The servicer has all of the required documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170049076	3	[3] MI Not Being Paid As Required [3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  On 05/06/2019 Borrower called to make a payment. Borrower was offered assistance options. Borrower is not interested in Home preservation options.  Borrower is deceased and Not clear or no information on executor/heir.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  05/29/2018 Commentary states Bankruptcy discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170049061	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  Borrower called to discuss payment and escrow analysis.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/24/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA comments noted on 10/16/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	09/03/2019
170049072	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The Borrower's last contact  was an inbound call on 07/12/2019. The Borrower scheduled a same day, 07/12/2019 one time draft in the amount of $2,517.42 with check by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Missing payment not resolved.The Customer Care and Recovery Group was working on this issue back on 08/16/2018. On 07/26/2018, the borrower was advised to contact the Bankruptcy Trustee as the payment was applied to the Pre-*Petition payment of 08/01/2013. On 07/25/2018 state that the Post-Petition payment was applied to Pre-Pettition. An internal correction was requested to have the payment made on 07/12/2018 be corrected and reflected as 08/01/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Borrower was one month behind at the time of the Bankruptcy and continued this way throughout the Bankruptcy. At the end of the Bankruptcy, and a payment on 02/26/2014, the account was due still due for the 02/01/2014 contractual payment.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The account was reflected as a constant 30 days delinquent because of the application of the 1st Post-Petition payment to a Pre-Petition payment. Internal request was made to adjust. As of 2019, it has not been corrected.	08/31/2019	07/18/2019
170048988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 10/30/17. No damages were noted.	08/31/2019	07/15/2019
170049021	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2017.  Borrower called in with questions regard the motion for relief. After reviewing the motion for relief the borrower was informed they are able to make payments. The borrower's XXXX had advised them to NOT make any payments but they have the money in their account to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170049041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018.  On 11/8/2018, the customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 08/31/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX. No damage reported.	08/31/2019	07/29/2019
170048995	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower set up two payments to cover the May and June payments and start auto drafting, not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on 10/20/16 and XXXXX 10/29/18. No damages were reported.	08/31/2019	06/27/2019
170048978	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The co-borrower called in and made a payment in amount of $877.19 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/26/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a FEMA declared disaster area due to XXXXX. No damage reported.	08/31/2019	07/19/2019
170048994	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called and made a promise to pay 1,411.68 effective 8/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048992	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170049035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2018.  The borrower called stating that was returning a call. The representative advised that the call was to check on the status of the repairs and to schedule an inspection. The borrower advised that the repairs are complete. The representative placed an inspection request and advised of the time frames. The borrower also asked if we had additional funds and the representative advised the borrower to contact the insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A claim was filed forXXXXdamage that occurred on 03/08/2018. The claim was closed on 11/02/2018 with all funds released and an inspection.	08/31/2019	07/22/2019
170048980	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  The borrower made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048989	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  The borrower called and stated they would have the insurance agent call with the renewal policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Comment dated 06/05/2019 payment change research requested, payment change date 01/01/2016 notice filed: No, account needs review of all pcns. Chapter XX filed on 09/11/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170047614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017.  The servicer spoke to the borrower who had concerns over continued calls. The servicer advised the loan is current and the borrower no longer needs the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170048975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  Spoke to the borrower regarding how payments have been applied to the account. A request was submitted to have funds in suspense applied to the principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/01/2019
170047637	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2017.  Borrower called in requesting a Reaffirmation Agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170047604	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2018.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170047599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170047607	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  The borrower reinstated the loan. The account is now in good standing and normal servicing will resume.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170047606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047558	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The borrower made a one time draft payment in the amount of $1595.30
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  On 06/04/2019 a payment change notice was  reviewed the result was no findings. On 11/20/2017 consent order for arrears to be added to the plan and amended POC.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170047569	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  Borrower called in to find out the status of their account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2016.  3rd party claims is getting Power of XXXX notarized
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2018.  The borrower called with questions without reaffirmation. Comment dated  12/28/2016 borrower stated they have their maiden name on all lthe loan documents and on their spouse XXXX certrificate maiden and marriage name is listed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Case closed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170047538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  The borrower made a payment of $943.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 12/21/2017. No damages were reported.	08/31/2019	05/31/2019
170045257	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on XXXX. No damage noted.	08/31/2019	08/24/2019
170045254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Filing date not in commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Notation on 12/21/2017 reflects the subject property is located in FEMA disaster area for XXXXX (XXX). No damages were reported.	08/31/2019	06/15/2019
170045252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Inbound call from borrower with billing questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170045237	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2018.  Spoke with borrower, borrower wanted to know if payment iao $1608 was received and advise that we did
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045231	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045238	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2017.  The borrower called on 06/01/2017 to cancel the payment scheduled for the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  The bankruptcy Plan was confirmed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170042217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019.  Borrower made a payment in the amount of $498.02.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170042208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2017.  The borrower called in with questions about payment. The agent provided borrower with fax number send in request for payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/31/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX. No damage reported.	08/31/2019	07/22/2019
170042189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Borrower called in to discuss payments. Advised February payment would post from unapplied funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170042190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2019.  Outbound call to discuss final mod docs and terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower was called on 7/19/19 and a payment was requested.  The borrower explained that a $1782.61 payment will be made at the branch on 7/22/19.  The late payments are a result of all bills and mortgage due at the same time.  The borrower had questions about a refinance. to lower the interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040234	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Coborrower called to state that they were not the person who filed bankruptcy and it was the other party.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/23/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047527	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2016.  Agent spoke with authorized third party regarding general status of the loan.  Third party stated will not assist servicer in forwarding modification approval to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170042153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower called to make payment in the amount of $1742.84.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170047506	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Borrower promise to pay $135.87 drafting on 08/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047492	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  The authorized third party called and was advised of the delinquency letters being sent to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170047465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Borrower called in and requested a copy of the statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047469	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  The loan is in active Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  The borrower called in and advised they will be making a payment in the amount of $1,000.00 which is to be applied to principal.  The borrower stated they completed a modification and the payments showing on the statements are incorrect.  The servicer shows payment amounts of $1998.98 next due for the June payment.  The servicer confirmed ACH drafting every two weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Chapter XX bankruptcy was discharged on XX/XX/XXXX; however, the bankruptcy has not been closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  On 10/3/2018 Borrower advised they were meeting with the Notary on 10/5/2018 to sign the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/22/2019
170047453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower called and made a payment of $1352.71
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The Chapter XX was converted to a Chapter XX on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047419	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  The customer called in regarding a double payment that was made. The rep submitted a refund back to their XXXXX bank account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, no damages were reported within the review period.	08/31/2019	03/22/2019
170047431	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  The borrower called in and stated is not suppose to have escrow. The borrower stated was told the escrow had to be set up to be cleared up for the taxes and insurance that was paid. The borrower wanted a call out to the insurance company to confirm if they will return the payment. The agent called and spoke with representative from insurance agency and was advised that the homeowner will need to contact  the insurance company and provided phone number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/30/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute number . The borrower disputes present and prior account status and payment history.  The servicer reviewed and updated account information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  Relief granted XX/XX/XXXX. Bankruptcy case was closed XX/XX/XXXX.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX as noted on 0914/2017. Property was damaged and all repairs have been completed.	08/31/2019	08/30/2019
170047448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower advised the servicer of a change in insurance companies.  The servicer updated policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170047380	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The borrower called to make a payment and updated demographics on their account.  They also scheduled a payment in the amount of $2,100.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170047418	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2018.  Borrower called to cancel the contract for the deed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/24/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 10/24/2017, the borrower disputed the escrow shortage which was resolved during the call.  The customer disputed the escrow shortage again on 06/08/2018; stating it should have been addressed during the modification review.  The agent confirmed on 07/31/2018 that the account had been handled correctly.  The modification agreement specified that the payment amount will change based on escrow. The agent also confirmed that the escrow notices have been sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 10/19/2018 reflects that the property was located in a FEMA natural disaster area. No property damage was cited.	08/31/2019	07/11/2019
170047413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2017.  On 7/13/2017 Borrower called to find out the disposition of funds in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047403	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2018.  The borrower called in to verify the account status. No hardship was noted and the borrower declined assistance. The borrower expected to pay late fees that month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170047397	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower called in a made a payment in the amount of $1,183.57 with check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047401	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047390	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2017.  Agent spoke to borrower, borrower completed a promise to pay in the amount of $1,116.50 via online by 5/30/17. Borrower also stated they will be setting up biweekly auto draft online. The recorded reason for delinquency was due to excessive obligations.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/31/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  It appears the borrower is disputing the current balance and the amount past due . Based on the collection comment is appear the dispute was corrected / resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy discharged XX/XX/XX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170047364	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  No bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170047336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2017.  Borrower called in to discuss statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  bk terminated XX-XX-XX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170047349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170047347	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018.  The borrower called in to confirm if any mortgage interest for 2017 and the agent transferred the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Active bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047395	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Cramdown terms: $26,440.65, 60 months, 5.5%. Entered with court on 11/26/2016
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/18/2018; no evidence of damages.	08/31/2019	08/30/2019
170047341	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2018.  The borrower authorized a payment in the amount of $940.79.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  The Chapter XX plan was received and reviewed on 05/21/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170047355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  The borrower called with questions regarding his payments and wanted to ensure that his ACH is still setup. The agent assisted and the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy details were not clearly stated
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower called in about payments and status. The agent advised that the reinstatement wire in amount of $13,189.54 was received 02/20/2019 and can take 1 to 3 days for loan to be fully reinstated and advised that a reinstatement letter was already generated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  Comment dated 11/09/2017 reflects that this is a reaffirmed discharged Chapter XX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047333	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2017.  The borrower called in with questions regarding the payment and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 03/17/2016. The claim was closed on 03/20/2017 with all funds released and a 100% inspection.	08/31/2019	09/03/2019
170047368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018.  The borrower called in with questions regarding the payments.  The borrower was provided with payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017. No damage was reported.	08/31/2019	07/30/2019
170047350	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2017.  The borrower called in regarding approval decision. The agent went over the new term, capitalized amount, new balance and new payment. The borrower advised will accept the modification and stated that the bankruptcy trustee will be making the trial plan payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  Borrower called in with question about payments. Borrower made payment online for escrow only, but funds were put in suspense. Monies to be transferred to Escrow and Principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170047297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy discharged XX/XX/XX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  The borrower made a promise to make a payment by 04/17/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/25/2019
170047290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called to request assistance with payment made through automated system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.  02/13/2019 Commentary states Discharged Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called on 08/30/2019 with questions regarding their payment. Associate informed borrower payment from 07/26/2019 was applied towards principal and opened a task to have funds reversed and reapplied as a payment. \=
The borrower called and wanted to know why he paid more interest in 2017 than he did in 2016, the call was transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Comment dated 09/10/2018 Bankruptcy Chapter XX discharged XX/XX/XXXX released XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047314	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Inbound call from borrower.  Borrower requested to speak to Bankruptcy about sending forms in.  Agent provided Bankruptcy phone number and hours.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/25/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had a credit dispute on 09/25/2017 which has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170040232	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170049215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  The servicer discussed the loan modification with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Per comments dated 10/26/2015, bankruptcy has been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/14/2018
170049171	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2018.  Borrower called to report new insurance claim. Servicer advised of documents needed to start claim and get check endorsed. Claim was closed 01/17/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/17/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated balance and payment history. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170049185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2017.  Borrower called in to make a payment and was advised that, once the modification was completed, the agent will let them know.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/04/2019
170049182	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2017.  The borrower stated that they have not been contacted by a notary for the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170049150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  The borrower called on 01/31/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary dated 12/10/2018 reflects a discharged bankruptcy.  The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170049172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called in regarding status of insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170049140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016.  The borrower was contacted and advised of the final documents for the loan modification. The borrower inquired on the first modified payment date and was advised.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/01/2019
170045561	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Borrower claims will pay by the 25th
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170049137	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  The borrower was called on 2/19/19 and advised of a personal illness that caused the late payments.  Their household income was reviewed.  The borrower promised to pay $966.13 by mail on 2/19/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/19/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the payment and the prior supervisor's follow-up regarding the payment reversal of more than one misapplied payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2017.  The borrower's called with general questions and the 1099 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.  2 Prior Chapter XX bankruptcies; XX-XXXXX filed on XX/XX/XXXX -relief granted. Case# XX-XXXXX was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170049122	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2018.  The borrower was contacted on 09/18/2018 regarding the past due balance. The borrower advised of a hardship due to excessive obligations and promised to pay $3,485.81 by 09/30/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170049124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170049132	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170049154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Borrower was contacted to collect on a past due payment and stated they would pay online. The reason for default was due to curtailment of income, only one borrower is working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170045552	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower called and call was transferred to the bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170049142	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.  The borrower called in stating noone wants to accept a payment.  The prior month's payment was in a holding account.  The payment was processed and the call was dropped.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/05/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower sent in an email to determine why a payment wasn't being accepted on the account.  The borrower was advised to call in to discuss. The borrower called in on 09/05/2018 stating the loan should be current.  The borrower was advised that the loan wasn't coded correctly and was noted still in active bankruptcy.  The borrower continued the dispute on 09/17/2018 and the servicer noted no stops were on file and part of a payment was in holding.  The servicer took the payment and the borrower disconnected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was filed for hail damage that occurred on 06/08/2017. Claim funds in the amount of $5186.74 were released to the borrower on 05/31/2018 due to the claim being reclassified as non-monitored on 05/30/2018.	08/31/2019	08/28/2019
170049130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower called on 8/21/19 and made a $744.58 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170049121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2017.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170045567	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Borrower called in about payments and borrower was advised that loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170045529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  Borrower received a check for $90.62 and wanted clarity.  Advised borrower the escrow balance is $587.46 and the required balance needed to be $496.84 resulting in an overage of $90.62.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bk XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170042559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Inbound call from borrower, past bankruptcy so reason for default not requested.  The borrower was calling in to make a payment by phone and to update phone numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No other information provided other than that borrower had a past discharged bankruptcy; no dates or chapter and case number.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170042529	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  File is under active bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170045534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2018.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170042531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Commentary states borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Discharged bankruptcy; date is not listed in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  Borrower called, she was frustrated she tried to make a payment in the branch and they did not have full access to her account and stated that she owed 2 payments.  Complaint that a team member in Home Pres informed her that they would waive her late fees when it is still showing on her account.  Complaint that once she brings her loan current she wants to refinance.  Waived late charges, Borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170042524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  The borrower called in to make a payment in the amount of $1,325.25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170042552	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  The servicer called the borrower about past due amount and they stated they already made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042496	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  Spoke with authorized third party XXXX to get authorization to speak to the borrower about the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2018.  The last contact was on 10/04/2018. The borrower's XXXX was contacted in regards to the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170042487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower called and scheduled a payment for 08/27/2019 in the amount of $1,676.83.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The case was not closed until XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042488	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170042507	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Borrower called in to verify their payment made toward escrow was applied to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170042461	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Noted 06/25/2019 payment date effective 08/01/2019 of $1189.00.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  The borrower called and asked to be transferred to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018.  Comments show borrower contact with borrower regarding loan status and payment, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  Comments show borrower was in bankruptcy but it has since been dismissed and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170045457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The customer called in to make a payment of $564.71.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170042481	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2017.  The borrower should was on auto drafted payments. Currently experiencing excessive obligations. The borrower promised a payment $514.77 via the phone by 2/21/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/20/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower had a credit dispute for inaccurate information. The servicer responded on 11/28/2017. This is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170045409	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2019.  Borrower discussed claim check endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Borrower called due to being concerned that they do not have active XXXX coverage. The agent advised that the renewal documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170045397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170045411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2017.  The borrower called regarding escrow analysis. No longer receiving exemption. The servicer updated tax line  and requested escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a Fema declared disaster area due to XXXXX declared on 9/18/2017. No damages were reported.	08/31/2019	08/05/2019
170045438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  Borrower updated reason for default loss of hours and has resolved as of 02/12/2019. Borrower declined a repayment plan updated financials. Borrower couldn't commit to payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.  Motion for relief has been denied.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170045461	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  The last contact was made on 2/28/2017, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045443	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower advised that the other borrower is deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 05/23/2017 indicate that the borrower has been discharged through Chapter XX bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170045428	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2017.  On 03/29/2017 Borrower was called in reference to final modification  documents. Spoke to Authorized third party about status on the loan. Third party was advised of the timeline of the returned documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  05/03/2019 Commentary shows Bankruptcy activity.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  On 05/08/2019 the borrower called to see why a late fee was showing on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK is discharged but no other details given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170045378	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  Inbound call from Authorized 3rd Party-to open reaffirmation agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Discharged after loan review period XX/XX/XX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited Bankruptcy information in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045348	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045384	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower called with questions about payments.  Borrower was advised that loan going through process and payments are in pending application status.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/29/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Customer opened a dispute on 08/29/2019 stating the payment made on 08/26/2019 should have gone towards the September payment. The servicer went over the pay history with the borrower on the phone stating they must have missed a payment during the bankruptcy. The servicer advised they would send out a copy of the pay history. However, the notes on 08/30/2019 referenced issues with generating the transaction history for the borrower. No further information was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170045341	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The agent contacted the borrower regarding the mobile notary that was ordered to notarize the final modification documents. The borrower had general questions and the call ended. Comment dated 03/25/2019 borrower called in regards to their statement. Associate informed statements will reflect pre-modification terms and confirmed the trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower called in and said received a letter saying payment was not applied.  Agent advised it was not enough for a full payment.  Borrower stated would make the balance due at the bank branch on 5/3/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXXXX) September 07, 2018 to September 29, 2018 XXXXdamage has been repaired and insurance claim paid out and closed.	08/31/2019	09/03/2019
170045320	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2019.  The customer called in regarding their payment and balance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  A prior BK Chapter XX case no:XX-XXXXX was discharged XX/XX/XX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170045364	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  Borrower called in to make a payment in the amount of $1125.31. Borrower asked if they would still need to call into the bankruptcy department to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on XXXX due to XXXX	08/31/2019	07/03/2019
170045382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  11/08/2017 - Borrower called to discuss balance on account.  Borrower disputing the forced place insurance charges - advised borrower they always provide their own insurance.  Need time to research and will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  previous bankruptcy Chapter XX case # XX-XXXXX was filed XX/XX/XXXX and dismissed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170045327	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  Active bankruptcy; performing under plan
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045292	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2018.  The co-borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/09/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Updated bankruptcy to closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045301	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2017.  Borrower called with a promise to pay borrower wanted to use funds in the holding account. than we reviewed workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170045273	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The borrower called in and inquired on payments received. The borrower was advised the last payment was received and the next due date of 09/01/2019. The borrower was advised to refer to the last statement for payment activity.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170045271	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The customer called in a payment of $1143.37.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/06/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A consumer dispute regarding account information found on account. The account was researched and payment history validated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170045295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  We called borrower borrower promised to pay 7/4/2019 no options offered to borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017.  Spoke with borrower and advised there is no XXXX consent on file.  Borrower stated will follow up with XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  The comments indicated that although bankruptcy was discharged, the case remains open.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Commentary states borrower called in regarding payment questions. Borrower was advised of payment scheduled and when recurring payments will start.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Discharged bankruptcy; date is not listed in commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170047753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170047731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The borrower contacted servicer regarding the recent escrow analysis and requested  the escrow analysis statement be mailed to them. The servicer reviewed the account and placed a request to have the analysis mailed to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170047748	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/09/2016.  The dispute type is Verbal and the reason is Title issue.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  No additional information in regards to the bankruptcy provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/15/2017-The property was located in a FEMA declared disaster area due to (XXXX) XXXXX. No property damages were reported.	08/31/2019	08/21/2019
170047739	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  Borrower called in to change banking information account number due to the account being compromised.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Active bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040140	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Borrower called in on 02/05/2019 to make a payment of $1,331.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170040128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower called regarding escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170040139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2018.  Borrower set up for loss mitigation. Workout completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/22/2019
170040119	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  On 06/06/2019 PCN reconciliation milestone was completed. On 03/27/2019 payment change notice effective 05/01/2019. 07/20/2017 order of consent terms filed. BK filed date not found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower called in with questions about their payments. Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Loan was reinstated on 07/24/2018 closing out the foreclosure process that was referred on 07/03/2019. Vacant property inspection was completed on 06/04/2019 showing both units being occupied.	08/31/2019	08/21/2019
170048355	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  Borrower called to return Servicer's call and agent advised a payment was missed during the time of active Bankruptcy.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/19/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau Reporting dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170048351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170048339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2018.  Third party called in to make a payment and was given a status update of the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  The case was closed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/25/2019
170048318	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170048313	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower called in to request a 24 month payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170048317	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The borrower called for the general status of the loan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/16/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower had a credit reporting and payment dispute. The servicer responded and resolved the dispute on 10/18/2017 making the necessary corrections to the account. A payment of $2592.58 was for the mortgage payment and was applied to the credit card.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/29/2019
170048327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170048305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  CHP.XX ....CASE NUMBER #: XXXXXXX ....DATE FILED: XX/XX/XX.. CLOSED
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170048297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170048291	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/08/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower made a dispute and account information was verified.  Investigation completed
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170048289	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018.  The borrower called to follow up on the credit dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/22/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing the reporting of the loan once the bankruptcy was discharged. The servicer coded this incorrectly and the loan was reported. On 11/8/2018 the agent advised a letter was sent to the credit bureaus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170048268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  Call received from borrower regarding misapplied funds. On 01/24/2018 borrower called in regards to their XXXX receiving mail from servicer who lives in XXX./ Call received from borrower on 12/19/2017 regarding late charges and when associate informed loan is in foreclosure call disconnected. Comment dated 11/17/2016 borrower stated they did not know what the servicer is doing but they are not interested in a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX on 12/15/2017.	08/31/2019	08/15/2019
170048272	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/18/2017. There is no evidence of damage to the property.	08/31/2019	07/17/2019
170048206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2017.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170048240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  On 05/10/2019 the borrower called to make a payment for today.of 1866.85.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170048230	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170048242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The borrower was discharged through bankruptcy prior to 03/24/2015. No further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/07/2019
170048214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018.  Borrower called in and stated will make payment on 18th of July and wanted to know if late charges will apply. Call transferred to Bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower asked if they could defer 1 or 2 payments due to funeral expenses for a XXXX in the family; agent provided borrower with options available and borrower decided not to apply at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170045634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017.  Bankruptcy payments had been reapplied to the account and the reapplication of the payments was reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170045644	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  The borrower called in regarding doing a partial release of the land. The borrower was transferred to a a specialist to assist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Prior discharged Chapter XX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170045575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  Borrower wanted funds applied towards principal to be applied towards the May 1st payment. On 03/05/2019 borrower called with questions about their payments and stated they paid $456.63 with check by phone and a total of $400.00 was misapplied from the 03/04/2019 payment and wanted to add to th is payment to cover May.   Comment dated 03/03/2019 borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Loan was last reported to mortgage insurance on 03/18/2019.	08/31/2019	07/29/2019
170045588	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called in to make a payment in the amount of $1351.80.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045592	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The borrower called in and made a promise to pay. The borrower also declined loss mitigation.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/25/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The dispute information was reviewed on 04/25/2019 and no information needed to be updated.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042944	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Borrower called in regarding reaffirmation agreement and credit reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/05/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower was disputing bankruptcy reporting at credit report.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Previous Chapter XX filed XX/XX/XXXX and discharged XX/XX/XXXX. This is a cramdown bankruptcy, however, amount not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170042955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2017.  The borrower made a promise to pay $850.93 by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/13/2019
170045606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower advised would be bringing the account current on 5/31/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 09/13/17. Property damages were noted.
			7/24/2018 - Comments in file, All funds released and 100% inspection with all Structural repairs.	08/31/2019	06/03/2019
170042904	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower called in and made a payment in amount of 722.18 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2018.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170042939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  Borrower promised to pay and declined assistance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  Borrower called in to cancel payment that was previously scheduled. Agent cancelled payment and scheduled payment iao  2173.15 to be drafted 8-10-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170042913	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170042888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  Borrower was upset that their ex spouse received a letter from the bank. Borrower also wanted to confirm the notes state that they will pay extra.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharge date not given
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042876	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower called to make a payment of $3019.61 for 8/29/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  Comments indicated a Chapter XX bankruptcy(case#XXX) was filed on XX/XX/XXXX and dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042907	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Borrower scheduled a payment in the amount of $772.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No discharge date provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The borrower called to inform the borrower that documents have been sent to the county for recording.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The case was dismissed and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/21/2019
170042870	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called in to make a payment in the amount of $948.46.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on 09/14/2017. No damages were reported.	08/31/2019	08/29/2019
170042880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  IVR provided the bankruptcy disclaimer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042855	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  The last contact was made on 1/4/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No additional information on the bankruptcy provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170042864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042871	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170042827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  The last contact was made on 5/20/2019, in which the borrower had a tax inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170042857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called in to make a payment in the amount of $1,733.33.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170043762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 11/14/2018; no evidence of damages.	08/31/2019	03/27/2019
170043761	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called in to make a payment in amount of $2067.00.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a discharged bankruptcy; however the details of the bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043743	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170041130	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2016.  The customer called requesting a payoff statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170042868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  The servicer called the borrower and confirmed the final documents were received and the account is in the process of being brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170043681	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  The borrower called in regarding an assumption to remove the ex-spouse from the loan due to the final divorce.  The servicer advised of the process and the borrower stated would call back.  The borrower noted in an email on 05/08/2019 is selling the home and requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170043763	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower made a payment. The borrower also inquired about the escrow account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/15/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 05/15/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The borrower was discharged through bankruptcy prior to 11/12/2014. No further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170043685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2018.  The borrower called in regarding a returned payment and the recurring payments were removed.  The borrower stated the payment was not drafted for June or July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 11/16/2018. No damage was reported.	08/31/2019	03/27/2019
170043760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/11/2019
170043758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170044168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  Filing date is unknown
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170044147	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  Borrower called in with questions about reaffirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170044137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  Borrower called to make payment in the amount of $605.18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170044150	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy information was evident.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 1/31/2018, 12/26/2017 and XXXX due to the XXXXX. No damage reported.	08/31/2019	03/25/2019
170044139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Servicer advised the modification review was completed and the first payment will be drafted in April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX for XXXXX; no damages were reported.	08/31/2019	04/22/2019
170044096	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  The borrower called with general status questions, the servicer advised they do not have XXXX consent to speak with the borrower.  on 04/12/2018 the servicer called the bankruptcy XXXX regarding the final loan modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On XXXX the account noted, the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	04/26/2019
170043766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2016.  The borrower advised that paid $1,231.26 at the bank branch today for the month of December.  The payment was late due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170043694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2017.  The borrower called in to make a payment.  The servicer advised the borrower there is a stop on the account and the borrower will need to mail in the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on XXXX. No damage is noted in the file.	08/31/2019	05/23/2019
170043674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower called on 05/07/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170043746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/14/2017 due to XXXXX. No damage reported. No contact with the borrower within the review period.	08/31/2019	06/15/2019
170043693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018.  The borrower was called due to the delinquent status of the loan.  The borrower did not offer a down payment or plan start date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170044127	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2018.  Spoke with borrower and let them know that due to discharged bankruptcy they are not liable for the loan debt but lien is still valid and enforceable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/08/2019
170044063	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017.  The borrower called in with questions about the payments and was advised of the total amount due for April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170044108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The Bankruptcy was closed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on XXXX, XXXX and XXXX due to XXXXX. No damage reported.	08/31/2019	05/16/2019
170044109	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2018.  Borrower made payment in the amount of $1000.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170044074	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/26/2019
170045524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2018.  An authorized 3rd party called in with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170047649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  The agent contacted the borrower to advise that the loan modification is now complete and is current with a next due date of 07/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	07/02/2019
170045522	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2017.  Borrower called in due to having credit reporting questions.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/30/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes the current balance and they also state that the payments that are being made are not being reported to the credit bureau.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170044088	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2018.  The borrower called to obtain the amount of taxes that were paid for the year 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  On 08/15/2018 the account noted the signed reaffirmation will be returned.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/13/2018
170044084	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The last contact was made on 5/10/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/24/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing current and / or past due balance. The servicer reviewed the account and confirmed the information was correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a discharged bankruptcy. However, details of bankruptcy not provided such as filing date, chapter filed, case number or discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments dating back to 02/12/2019 referenced a claim was filed forXXXXdamages caused on 10/10/2018. The claim was initially classified as monitored. The notes on 02/21/2019 notated the claim amount as $9,449.82. Approval was received on 02/21/2019 reclassify the claim as non-monitored. There was no mention of the borrower sending in the claim check for endorsement. There was no mention of any completed repairs.  The damage repair amount is estimated at $9,449.82.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 10/17/2018 reflects that the property is located in a FEMA declared disaster area due to XXXXX. Borrower stated on 10/30/2018 XXXX onXXXXcame off. Claim was filed and is considered a non monitored claim as claim is under $15,000.00 and borrower is current.	08/31/2019	07/17/2019
170045521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170043719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/13/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  The authorized third party called in regarding verification of the proof of claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/18/2017. No damage was reported.	08/31/2019	07/29/2019
170045527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower contacted the servicer on 05/15/2019 to schedule a payment in the amount of $2,188.41.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045499	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045486	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170045466	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The customer is making a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170045473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2017.  The borrower called in regarding the loan and the servicer provided the current due date. The borrower declined loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/05/2019
170049280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2018.  On 06/05/2018 Borrower called to make a payment and to inquire about payment in reference final mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  01/15/2018 Commentary states Bankruptcy discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/27/2019
170045467	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  Borrower called in with questions about mortgage insurance deletion requirements.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/26/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer reviewed the disputed information and found that the account was reported correctly. The only information updated was unrelated to the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The case was discharged, but other specific information was not found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170040412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/07/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018.  The customer called to schedule a payment. The reason for default was curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170049252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  03/15/2019 Commentary states Bankruptcy discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170043723	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  The last contact was made on 6/30/2017, in which the borrower had an account inquiry.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170049260	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The borrower made a one time draft payment in the amount of $1470.23  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  B1 deceased, BK is for B2.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Servicing notes on 09/06/2017 show an inspection result of 100% complete repairs inspection for $8,277XXXXloss, date of loss 070/7/2016.	08/31/2019	07/26/2019
170049233	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045866	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  The borrower called with questions regarding payments, asked about monthly payment amount and the amount in unapplied funds
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/08/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  New Credit dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170049240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/15/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX (XXX).	08/31/2019	08/14/2019
170049304	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2018.  The borrower called in to discuss the PACE program to see if it would increase their taxes and what their taxes would be next year.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/12/2017; no evidence of damages.	08/31/2019	07/29/2019
170045812	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  Commentary states borrower called in to make a payment on the account. Borrower also advise of new employment and pay cycle.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharge date is not listed in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170041106	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  Comments show contact regarding changes in payments. Comments show servicer discussed payment increase due to escrow changes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170041099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  Borrower called in stating was receiving letters discussing selling home and other options. Advised borrower loan is in good standing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170045803	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170045764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018.  The borrower called in with payment question. The servicer answered questions and then the borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170049289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  Borrower paid by phone and reviewed workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on 09/14/2017.	08/31/2019	07/05/2019
170049268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Notes indicate the borrower called to make a One Time Draft payment on loan account in the amount of $1856.39 effective 5/17/2019. The Agent advised the borrower of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170045753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  Borrower called for loan status update and stated a payments for the recoverable fees.  Borrower could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2017.  The customer called in to make a payment but was informed due to the bankruptcy, they could not schedule anything more than 5 days out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170045750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045770	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017.  The borrower called in and wanted to make a payment online. The servicer stated that, due to the active bankruptcy case, an online payment was not the preferred method.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/08/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit reporting and stated the balance was incorrect. The servicer researched the complaint and found that the account status did need to be updated. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area on 08/29/2017. Prior damage claim was closed 01/24/2017.	08/31/2019	07/15/2019
170041111	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  The borrower called regarding a notification that she got stating that she was no longer enrolled in the recurring draft and was transferred for assistance. No additional information was provided.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/01/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 03/01/2019 disputing the payment for 02/2019 not being applied. The servicer advised the payment made on 02/26/2019 did not go through due to an invalid account number. No further mention of a dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was filed for XXXX damages caused on XXXX. An inspection was received on 12/30/2016 indicating the repairs were completed. The final draw of funds was released on 01/23/2017.	08/31/2019	07/02/2019
170045756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The borrower called in and was concerned about the payment adjustments. The servicer discussed assistance options with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The case was discharged, but more specific information could not be found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX disaster noted on 09/14/2017. No damages were reported.	08/31/2019	07/27/2019
170045725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on XXXX due to XXXX.	08/31/2019	07/09/2019
170045773	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2018.  Borrower called in for assistance with update of modification. The borrower was advised all required documents have been received and accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy filing date, case number and discharge date not located in comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 0XXXX reflects that the property is located in a FEMA disaster area due to XXXXX XXXX. The property sustained damage and the repairs were 100% complete as noted on 05/21/2018.	08/31/2019	05/22/2019
170045830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170045805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  The customer called in with general information and rep provided number to contact the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK chapter, case, filing and discharge not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045824	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Previous BK XX, case # XXX was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area noted on 8/31/17 for XXXXX. No damages were noted.	08/31/2019	08/22/2019
170045746	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2018.  The borrower called in regarding the reinstatement payment and the servicer processed the request.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  The case was filed in 02/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045748	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower promise to pay $1,401.91 drafting on 05/16/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170041110	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  On 2/25/19 the borrower called in and was transferred to rep and before the rep could take the call the caller disconnected.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/08/2019.  The dispute type is Written and the reason is dispute inaccurate information.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed inaccurate information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/08/2019
170045779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Borrower called in and was advised that modification documents were received and that the collection activity would continue until the modification is booked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Notes indicate a conversion date of 01/19/2012 but there is no detail regarding the conversion.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170045766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
			BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter XX. The bankruptcy was filed under case number XX-XXXXX The most recent bankruptcy status is closed. Relief was granted XX/XX/XXXX No damage noted	08/31/2019	07/22/2019
170045672	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170045754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  The borrower called in and requested a loan status update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The case was filed XX/XXXX and was discharged XX/XXXX per commentary dated 04/27/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170049269	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Interior XXXX/water damage noted on 09/12/2016. The estimate of damages was $10,000.00. A claim was filed; however the notes on 09/26/2016 stated the claim was closed due to the damages were less than the deductible. There was no evidence of any repairs being completed.  The damage repair amount is estimated at $10,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to XXXX indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	07/09/2019
170044879	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The customer inquired about refinancing options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170044900	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170044916	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  The agent was advised by the third party that the borrower had some issues getting the final modification documents signed. One borrower is in a correctional center and a reprint has been sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170045780	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  7/13/2016 First contact with borrower due to delinquent loan and email contact and spoke to on 8/2/2016 to discuss a possible workout of the default as excessive obligations are causing default. Spoke to borrower over the next few weeks to start a plan to cure the default and collecting financials. Hamp Mod was denied. Borrower is continuing to make late pays due to excessive obligations and stated on 11/28/2016 not interested. 11/17/2018 Borrower still struggling due to excessive obligations but not interested in loss mitigation. Last contact was when borrower called in to make payment on the account. Loan is performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170045667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2018.  Customer called with questions about payments.  Call was transferred to the credit card customer service dept.  Borrower was advised she made payments to her credit card instead of mortgage acct and now her credit card is over paid.  Borrower requested a refund and call was transferred to credit card services.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments state the borrower has a discharged Bk but does not provide chapter, case #, filing date or discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Disaster protection noted due to XXXXX from 09/11/2017 to 12/08/2017.	08/31/2019	03/18/2019
170041085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  The borrower stated that she is setup on a recurring withdrawal. The agent advised that there will be a payment increase/change beginning in May due to an escrow shortage.  Excessive obligations was noted as RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was in a FEMA disaster area due to XXXXX on 8/25/17. There was no damage indicated.	08/31/2019	04/01/2019
170045728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170045134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  The borrower was contacted and advised there is no lien placed in the property at this time. The borrower was advised to contact the company that sent the letter to advise the correspondence was sent to the wrong address. Borrower was advised if they place a lien then action can be taken because its on the incorrect property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy could not be reaffirmed due the bankruptcy being discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170045118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170045124	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019.  Commentary states borrower called in to schedule future promise to pay on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/20/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states there is a dispute regarding inaccurate information. Dispute was reviewed and updated disputed account information only.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Filed 08/2013; Discharge 11/2013
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The authorized spouse called with questions in regards to the equity account; and the agent confirmed that loan was current.  The borrower is in a coma in the intensive care unit and the caller is not sure if will wake up.  There has been XXXXing at the property and and they have been out of the property.  The caller also cited medical bills as part of the hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  On 10/11/2018 the borrower called to obtain information for the IRS. On 01/26/2018, 01/22/2018, and 01/17/2018 the borrower called to go over the status of the loan. On 12/21/2017 and 12/15/2017 the borrower called to go over the final modification documents. On 12/15/2017 to 11/24/2017 the borrower called and was called to discuss the loan modification. On 11/02/2017 the borrower informed they are making their last trial payment. On 08/31/2017 the borrower called to discuss the pre-approval for loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/03/2019
170044863	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/14/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX. No damage noted.	08/31/2019	09/03/2019
170045130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  The borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area - declared 08/29/2017; XXXXX - No property damage; Water damage in front yard	08/31/2019	08/02/2019
170045072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2019.  The borrower called in to make a $500.00 payment to be applied to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is evidence in the file that a bankruptcy had been filed in the past, however there is no data found in the comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170045126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2018.  The last contact was made on 10/14/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No additional information regarding the bankrupycy provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170045071	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2017.  The servicer called the Borrower, the Borrower authorized third party spouse to talk to the servicer, advised would make payment online asked about waiving the late fee the Servicer said no, because one was already waived within a year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Per notes on 03/24/2015 loan is discharged Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170045138	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  Borrower called in to schedule a payment in the amount of $1321.98.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/27/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes last payment date; servicer verified information reported and issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 08/2017). The borrower filed an insurance claim for damage; however, claim was not monitored by the servicer.	08/31/2019	08/26/2019
170045117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018.  The borrower called to get check reissued as it was sent to the wrong address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17. An insurance claim was filed and as of 10/12/18 all funds have been released and the property inspection results were complete.	08/31/2019	08/14/2019
170045056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Inbound call from borrower with questions about reaffirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  07/10/02019 BK discharge date 07/08/2019, case is still active pending termination.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170044850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  The customer called for a general status update on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on 09/11/2017.  Comments dated 12/8/2017 reflect that the property was damaged. Notes dated 4/13/2018 state that inspector meet with the borrower and the repairs were 100% complete.
			Payment figures were reviewed but no statement was generated.	08/31/2019	08/16/2019
170044853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170045087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  The case was not closed until 07/25/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  Borrower took an insurance loss draft check into the branch for endorsement. The branch rep called the Loss Draft department for authorization for branch endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Previous Chapter XX, case #XXX was filed XX/XX/XXXX and discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170045090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018.  The borrower called in to request property inspection for 100% completion of repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy was discharged prior to beginning of servicing notes provided.  No dates, chapter or case number provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042796	3	[3] MI Not Being Paid As Required [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2017.  The borrower called in for the procedure on filing an insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called and reported a claim on 12/19/2017 for water damages. An insurance check was received on 12/26/2017; however, the amount was not provided. The claim was classified as monitored on 12/19/2017. No inspections or status of the repairs have been provided. No further contact with the borrower.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170042733	1	[1] Notes clearly state litigation has been resolved; resolution date is in the past	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is evidence of litigation on the file.  The servicer attempted to contact the borrower on 07/21/2017 in regards to a mortgage insurance premium refund from a class action lawsuit.  The refund was found on 07/26/2016 check loan history and the accompanying letter was dated 07/27/2016.  The matter was reported resolved on 07/24/2017.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary dated 12/06/2016 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	06/10/2019
170042748	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018.  The borrower called the servicer with regards to questions about the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/27/2018
170042771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Authorized third party requested to cancel ACH set-up on the account. Advised the person that the borrower would need to call in to cancel the ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170045050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  The borrower called in to discuss their bankruptcy reaffirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170045128	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  The borrower called regarding the general status of the loan. The representative advised the borrower that the modification process is completed, went over the payment information, and the payment schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042719	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2017.  On 01/31/2017 the borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  Borrower called to verify insurance information.  Advised customer there is a change in premium amount and to review new policy.  Advised borrower of customer service number to call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bk XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 12/05/2017. No damages were reported.	08/31/2019	06/27/2019
170042730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make a payment in the amt of $2273.73.  Repayment plan brok because of borrower having to get a new water heater and unable to make payment.  Borrower plans on bringing acct current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042742	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  Called borrower to collect past due amt.  Borrower made a promise to pay $1686.97 on 11/29/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/30/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170042794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170041145	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/16/2020.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Trustee making the payments and borrower next due date is 04/16/2020.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called to make a payment in the amount of $1522.88.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  Motion for relief was not granted as cited on 04/08/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042704	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy Chapter XX case# XXX filed XX/XX/XXXX. Trustee filed motion to dismiss on XX/XX/XXXX. Dismissed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045153	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  Spoke to Borrower and they could to a payment.  Informed borrower that due to discharged bankruptcy they are not liable for loan debut but the promise to pay lien is still valid and enforceable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170042638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called in and made a payment over the phone in the amount of $1876.86. The borrower referenced a letter with a plan to pay $300.00 on 07/01/2019 to add to the amount in the suspense account to bring the loan to 30 days delinquent. The borrower stated they would then enter a repayment plan for either three or six months.
08/15/2019 - borrower called with a promise to pay siting unemployment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170042708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2019.  Borrower called and promised to pay $2077.69 which was processed the same day. XXXX is recovering and grandson has cancer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170042627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2017.  Borrower states that they were financially affected by the disaster and wanted assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy details not given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 1/10/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	08/21/2019
170042740	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2018.  Borrower called to make a payment in the amt of $1823.12 dated 10/31/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170042741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower made a payment for $2,022.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170042753	2	[2] Loan is in Bankruptcy [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2020.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  On 02/14/2018 the borrower called asking questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Active BK.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170045715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/08/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170042678	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018.  Borrower called to obtain website information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170042793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Borrower called in to notify that they made a payment in the branch today in the amount of $899.27.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy details not given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, fiing date, chapter and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170045063	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2017.  The borrower called in about a letter they had received through their XXXX and advised that they needed written authorization on the account to speak with them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hail loss 3/15/16. 100% inspection 7/1/16. Monitored draw iao $3984.82 sent 7/13/16.	08/31/2019	07/12/2019
170042683	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  The borrower called to make a payment of $893.87 for 3/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  Motion of relief granted XX/XX/XXXX  The request to waive the 14 day stay period was also granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA Disaster due to XXXXX declared on 9/14/2017. No damages were reported.	08/31/2019	06/05/2019
170042684	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Phone payment for $1,154.76
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/03/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit report information. Servicer verified information correct. Consumer disagrees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170041053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.  Contacted borrower regarding buydown process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170041062	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170042589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2017.  Borrower called and stated he will make a phone payment on 2/3/17 in amt of $549.98.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041020	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	09/03/2019
170041021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  On 08/15/2019 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  08/15/2019 Commentary states Bankruptcy was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042616	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called to make a payment.  Advised borrower that motion for relief not requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Ch XX Bk Active
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2019.  Comments show contact with borrower regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Comments show the borrower was in bankruptcy in XXXX before being dismissed in XXXX and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/18/2019
170045735	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170042608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  The case was discharged and closed. The case was converted from a Chapter XX to a Chapter XX on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170046421	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170040999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower stated that he will be making a payment on 08/23/2019 in the amount of $1544.79. His RFD was due to a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on XXXX. No damages noted.	08/31/2019	08/26/2019
170041017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Outbound call to borrower to collect on past due loan. Promised to pay $1292.99 on 03/29/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/31/2017; no evidence of damages.	08/31/2019	07/26/2019
170042595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018.  Borrower called to inform us he has received his mod documents.  Rep informed him there is one set of documents for him and one set for his dad.  Advised the borrower that a notary would be contacting hi to get the documents signed and notarized.  Advised borrower when his first payment was due.  While on hold, the call was dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	05/31/2019
170047713	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  Borrower called in with questions regarding misapplied payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/10/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The servicer called and spoke with the borrower to collect payment. The borrower made a payment in amount of $1003.76 and was provided with the confirmation number. The borrower verified that the property is owner occupied and the intent is to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Statement of intent: retain and pay.  Prior bankruptcy 2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170046397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower called pay by phone $1117.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170040992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  The borrower spoke to the servicer and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXXX, noted on 11/16/2018. No damages were reported.	08/31/2019	06/15/2019
170040991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2018.  Borrower promised to pay $1,265.27 drafting on 09/07/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: DIsaster protection noted for XXXXX 08/31/2017 not in fema zone.	08/31/2019	09/24/2018
170046279	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower called to state that they intend to pay the April mortgage payment within the next two weeks.  The representative explained motion for relief. Advised will notate their intent on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170040989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170046281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  The borrower called on 4/4/19 to inquire about a reaffirmation.  The representative advised that the reaffirmation agreement will be sent to all XXXXs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The bankruptcy was discharged on XX/XX/XXXX.  (previous bankruptcy discharged XX/XX/XXXX)
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  Borrower called in to make a phone payment of 462.88.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No case information found for bankruptcy.  Notes indicate borrower is discharged and not responsible for debt but is responsible for lien.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  Borrower inquiry in regards to assistance letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Outbound call, Borrower promised to mail his payment on July 7th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046365	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX, no damage noted.	08/31/2019	07/12/2019
170046351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2017.  The borrower called in to make a payment. A payment was taken in the amount of $1894.28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Borrower called to make a payment in the amt of $1160.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046282	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The borrower called on 5/22/19 and promised to pay $1532.63 online on 5/24/19.  The late payment was caused by excessive obligations.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/03/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was upset because the account remained delinquent after the modification was completed.  The account was reviewed to see if an error was made but none were found.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The prior Chapter XX bankruptcy case XXX was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  07/22/2016 Commentary states Bankruptcy closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170046300	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower inbound to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170046288	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  The customer confirmed that the $23,000.00 of claim funds were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: the subject property is located in FEMA disaster area for XXXXX (XXX). Damages reported and updated in Clarity.	08/31/2019	07/27/2019
170046363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower stated that they received a updated tax bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170046301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  Borrower contacted to discuss payment options, to lower payments.   Escrow balance has shortage.   Offered to spread shortage over 24 months.  Borrower accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on 9/14/2017, no damage noted.	08/31/2019	03/01/2019
170042586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2018.  Third party and stated she made a payment to the escrow in the amt of $943 and it has not cleared yet.  She is requesting an anallysis to be ran as soon as possible for September's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170042648	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called made promise to pay . Telephone payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  A3P called in to request letter stating loan was not in foreclosure
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comment dated 7-29-19, property "Owner Occupied"	08/31/2019	08/19/2019
170046344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2018.  The servicer spoke with the customer and the agent regarding insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Per comments dated 10/09/2017, bankruptcy was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2018
170042700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  The borrower was contacted and advised that the loan modification was finalized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170045712	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower stated would make a payment of $300.00 at the branch office.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046415	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Borrower called in to make a payment and was transferred to the bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is disabled.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.  Modified Plan filed XX/XX/XXXX. Previous Chapter XX, filed XX/XX/XXXX, discharged XX/XX/XXXX and terminated on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XXXXX Severe XXXXs and XXXXing (XXXXX) declared on September 2, 2016. No damages reported.	08/31/2019	07/31/2019
170040833	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018.  The borrower was contacted regarding the final modification documents. The borrower advised the documents were received and an appointment with the notary wa sset up for March 6th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/13/2019
170046328	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042585	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170045627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/06/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  The borrower was contacted and advised that a new case for the account review is to take place and that once the account is established, they will hear from the new case owner.  The borrower stated they would prefer to be contacted by email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 09/17/2018 - XXXXX, and 10/19/2016 - XXXXX no damage noted.	08/31/2019	05/23/2019
170046373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Borrower call was transferred to account manager who answered borrowers' questions regarding the modification and escrow. On 07/172019 the borrower called regarding a letter received..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX on 09/14/2017.	08/31/2019	07/17/2019
170046380	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2018.  The Authorized 3rd party called and promise that she paid the August payment on yesterday  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/12/2018
170042591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/24/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  The borrower made a one time draft payment in the amount of $2470.33
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170046227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments from 2/21/2019 indicate that a history can not be sent to borrower while in bankruptcy status.  Many other comments indicating the bankruptcy mini miranda read.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040835	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called in to report an insurance claim. The claim details were obtained and the borrower was advised on the non monitored process and the fax and mailing address to send in the adjusters worksheet.  A claim check was endorsed and released to the borrower on 09/12/2018.
08/30/2019 - Talked to borrower to verify insurance information
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/08/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The credit reporting was disputed. The payment history was researched and no errors were found.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area for XXXXX XXXXs - April 2019	08/31/2019	08/30/2019
170040813	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Borrower called regarding loan status and stated working to bring account current.  Also stated not interested in loss mitt options. Processed payment of $500.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170040851	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  An authorized third party called in and made a payment. The customer stated no hardship just oversight.
07/26/2019 - Borrower called to make a payment in the amount of $800.10
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/06/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit reporting dispute was received and the account was reviewed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170046333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Borrower advised unable to make payment at this point in time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The discharge date was not provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040853	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  02/12/2019 -- Borrower called with questions regarding payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  BK XX ... case #XXX ... filed XX/XX/XXXX ... discharge ..
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 08/30/217 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	04/11/2019
170040850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  Borrower called, made the payment for today's date.  He advised the online system still doe not reflect modification.  I advised to allow until 2/4/19.   He advised his XXXX will be sending in the consent.  I advised for any modification questions to call myself and any basic questions would be directed to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.  Modification was filed with Court XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170040715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2017.  Borrower contacted he is not able to commit to a payment at this time went over workout options with borrower and also advised even though bankruptcy discharged his debt the property lien is still valid and enforceable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Very limited information on bankruptcy other than it is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  Borrower discussed final modification documents and was advised of First payment due XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170040823	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  On 8/7/2019, the borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/25/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 06/25/2019 a dispute was received and reviewed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170040802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  Spoke with borrower and advised that the recast agreement hs been received and accepted and her first payment will be effective July 1, 2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bk Ch XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170040733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 07/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170040763	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/20/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower filed a credit dispute and appears to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area for XXXXX 12/7/17.	08/31/2019	01/23/2019
170046246	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018.  Called and spoke to borrower regarding final modification documents. Borrower stated that he was able to get the documents notarized and mailed. The borrower was advised to allow up to 30 days for loan to be finalized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 11/28/2017 the borrower advised the property was subjected toXXXXdamages caused by XXXXX. The borrower stated the roof, fence, and windows were damaged costing $5,000 to repair. The borrower advised the repairs were completed. There was no evidence a claim was filed or an inspection was conducted to confirm the status of the repairs.  The damage repair amount is estimated at $5,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comments dating back to 08/29/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/16/2019
170040751	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  The customer called in to provide third party authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170040744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  Borrower called regarding a foreclosure letter received from XXXXX and was advised letter was sent if help was needed. Borrower promised to pay $827.95 via online on 11/3/17. Borrower also advised there is no longer a bankruptcy filing on this account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  Borrower called to schedule payment for 7/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A Fema Disaster due to XXXXX noted on 9/15/2018. No damages were reported.	08/31/2019	08/14/2019
170040703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170040736	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2017.  Borrower called about the insurance. Called to verify policy information.  Advised we had received notice from insurance company that they had not received payment.  He requested follow up with his agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2017.  Borrower called and was informed of the foreclosure status.  Borrower stated she received a letter about being removed from pre mod.  Advised borrower she was on a pre mod since 3/2016 but all correspondence had gone to her XXXX.  Advised borrower that there are no issues on her file and that she is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bk XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170040693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2018.  On 06/26/2018 the borrower called to say was dissatisfied with insurance that was not covered; the borrower was transferred to the insurance department,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared Disaster area for XXXXX. 12/21/17 disaster protection expired.	08/31/2019	05/28/2019
170040765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  On 05/08/2018 Borrower called stated made payment at Bank branch to bring account current. Borrower wanted to confirm payment was accurate. Borrower was provided this information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  11/15/2018 Commentary states Bankruptcy closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040732	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  On 03/15/2019 the borrower called with payment questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170040685	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  the borrower called in because automatic payments had not been started on the account. The borrower was advised an order to start weekly payments could not be found and that the payment for 04/01/2019 needed to be made to set up the auto pay. The borrower stated they would call back. The borrower stated the account was wrongfully reported to credit agencies and was advised to send in proof for an investigation. The borrower was advised on some late payments since 2016.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/12/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the account status and payment history. The account was reviewed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Prior Chapter XX dismissed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170040221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Outbound vall was placed regarding past due balance and payment iao $1647.84  was processed by agent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2018.  The borrower stated they could not commit to pay and were not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170040844	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  Inbound call to schedule payment 6/21/19 for $1332.36.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  The borrower called in regarding escrow information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018.  Borrower was in active bankruptcy 13 from 05/3/2017 to 03/15/2019 so not a lot of contact was made with the borrower. Spoke to borrower on 10/5, 10/6 an 10/20/2017 regarding a modification for the loan. Last contact was when borrower was called to discuss the modification documents still needed to complete the agreement on 1/9/2018 and document were not returned to complete the agreement and was closed as of 1/30/2018 However borrower was able to complete a plan through the BK courts on XX/XX/XXXX  and loan is now current and 4/18/2019 the loan was motioned to reinstate the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170040681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower called to make a payment and updated contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170040222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  Borrower completed a pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bk XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170040214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2018.  The customer called in to make a payment of $1953.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim filing date not provided during the review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170048150	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Authorized third party made a payment in the amount of $1,719.84.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  5/15/2019 Commentary shows Bankruptcy activity.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  On 5/22/2019, borrower called and promised to pay $1462.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170040198	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040206	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  Contact with the borrower was made to advise a copy of the recast will be sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Very limited information about Chapter XX bankruptcy other than it is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170040677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2018.  The customer called in with escrow questions and was transferred to the escrow department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/14/17 due to XXXXX. All damages were repaired.	08/31/2019	11/16/2018
170040683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  The customer called in to remove late fee from their 12/21/18 payment. The rep advised to call back once fee was actually assessed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Notation indicates there was a previous BK filed, however, the BK case, discharge date and chapter was not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notation on 12/21/2017 reflects the subject property is located in FEMA disaster area for XXXXX (XXX). No damages were reported.	08/31/2019	07/29/2019
170040212	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2017.  On 5/24/2017, borrower called and stated he is switching the homeowners insurance to Esurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  The commentary reflects a previously discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The commentary dated 06/23/2017 reflects a house renovation due to water damage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 11/07/2016.	08/31/2019	08/15/2019
170040202	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2018.  Commentary states borrower called in to request mortgage assistance options and scheduled a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Active bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170048152	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  Co- Borrower called re additional documents.  Went over questions on application, she will fax them in the next couple of days.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170040673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170048104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrowers called in because non-reaffirmed discharged bankruptcy account was not reporting on credit bureau and borrowers were told by prior representative that after modification it would be reported.  The current representative explained the reaffirmation procedure and transferred the borrowers to the bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy converted on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048109	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017.  On 03/13/2017 there was a call made to discuss the insurance. ON 08/24/2017 the borrower was called to collect on the past due loan. On 09/22/2017 the borrower was called and informed she will make a payment next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170046255	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  On 05/20/2019 spoke with borrower and advised still working on title.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Active BK.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170040806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170040676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2018.  Outbound, Borrower promised to pay 1/16/18.  Seasonal work slow down.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048111	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040228	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  Borrower called with questions about payments. The agent provided the borrower with information. Borrower called, thought the check she sent would not get chased but held, however the check was cashed and borrower wanted to know what happened to the payment. The agent advised the borrower that is was a partial payment  and it will be put in unapplied until a full payment  is received. Borrower stated they are not able to set up an auto draft yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2018.  Borrower called and advised that the home policy has been cancelled since January and she is waiting for the new home to be delivered.  Borrower advised of land only letter to be forwarded to her must be returned and it will be reviewed to update the land only.  Borrower stated there is no structure on the property right now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XXXX comments noted on 5/4/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	08/30/2019
170048095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2017.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170048084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Last contact with the borrower they were calling to find out what their monthly payment amount was and the balance. Borrower was advised the Home Equity team would need to provide that information and borrower was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170048098	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  7/12/2019 Call to borrower to explain the credit bureau report Last spoke to borrower when they called inbound on 6/6/2019 and 5/28/2019 and stated he was concerned with his credit report and the servicer reviewed the issue 4/24/2019 Modification agreement was approved and completed. Trial payments are being made over IVR 1/17/2019. 12/27/2018 Notes stated the borrower as not interested due to modified payments are too high but appears borrower accepted Ongoing payments are being made but late pays over 2018 and spoke on 10/13/2018 and borrower stated excessive obligations are causing hardship. Servicer is making regular collection calls and borrower stated not interested in loss mit on 8/29/2018 and borrower is rolling at 30 days late over the 36 months of the loan and completed a modification. 7/25/2018 Loan was not being collected on as the notes state active bankruptcy and was closed on XX/XX/XXXX and modification agreement was started and trial payments were made and working on a permanent plan to help the borrower. Borrower was in Chapter XX Bankruptcy and was discharged pm XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicate a credit reporting dispute was received. On 08/12/2019 The inaccurate information was corrected as a letter was sent to the credit bureaus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170048133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2018.  The customer was contacted regarding the general status of the account. However the customer was at work, so the agent stated they would email the modification status update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/19/17 due to XXXXX. Minimal damages were repaired with out of pocket funds.	08/31/2019	07/29/2019
170048093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  The borrower called in regarding a letter received. The servicer explained the letter was to determine if assistance was required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170048116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower and the borrower's XXXX called in regarding a reaffirmation agreement. The servicer emailed the reaffirmation questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXXX and XXXXX, noted on 11/17/2018 and 01/18/2018 respectively. No damages were reported.	08/31/2019	07/29/2019
170040716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called and stated will make payment in the amount of  $1138.54 by 05/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048039	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  Borr called requesting assistance.  Provided phone number for HEQ she wants to see about a line of credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048101	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The borrower made a one time draft payment in the amount of $1526.52  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170040942	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018.  The borrower called in and made a payment. An appointment was scheduled with a Notary for the signing of the final loan modification documents. The borrower was advised the notary will be returning the documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170048069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  On 11/29/2017 Borrower called in reference to final Modification documents and status of the loan. Borrower advised did not hear from notary. Borrower was provided notary services telephone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  06/19/2017 Commentary states discharged Bankruptcy. There is no other information about the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 09/12/2017 Commentary states FEMA disaster hold opened on 09/12/2017 for XXXX disaster protection efforts. Property loss claim was classified as being non monitored on 12/21/2018.	08/31/2019	05/14/2019
170040928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170048123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  On 12/17/2018 the borrower called to be setup on auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  The bankruptcy was dismissed on XX/XX/XXXX.  BK released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170048075	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called in with questions regarding payments. The borrower advised of payment made on 05/31/2019 and the reason for the funds held in unapplied. The borrower was advised of consent from their XXXX to discuss assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170048056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2018.  Borrower called to make a payment.  Borrower stated he received a letter stating he auto draft was cancelled.  Advised borrower that due to the bankruptcy the auto draft was cancelled and he would need to make his August payment.  The payment was processed and reaffirmation documents were sent to the atty.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048041	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  On 05/28/2019 Borrower called in reference to status of the loan. Borrower set up next trial payment. Borrower was advised of next steps once final trial payment is received. Borrower was also advised the final documents may be expected within 2 to 3 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048079	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Borrower called in to schedule a payment and requested to be transferred to loss draft department. Borrower said was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/17/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written credit dispute received on 04/08/2019. It was determined that the account was reported accurately as 30 days delinquent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170048044	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The third party called to make a payment of $1488.61 over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further information was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170040945	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower scheduled a payment for $3,662.84 effective for 08/30/2019 to reinstate the loan.  The mortgagor had surgery and was not able to work.  The customer declined loss mitigation assistance since has returned to work now and is trying to catch up.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/15/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  6/23/14-3/15/19  Ongoing reviews of dispute of date of first delinquency.  Various responses from Lender re: they can not identify specific dispute, to provide a specific dispute.  6/25/19 Comment indicates ACDV to be updated to name in SOR, that disputed information is accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170040691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018.  The borrower called the servicer regarding the final loan modification and the notary . The servicer advised the notary contact information as of yet. The borrower stated okay to send the notary information through email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170048047	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Outbound call to collect on past due account, borrower made a promise to pay, waiting on tax refund, not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170048070	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The co-borrower called in and made a payment in amount of $1312.46 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  A motion for relief was filed XX/XX/XXXX.  Motion for relief withdrawn XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170048046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  Borrower called to make a payment of $3241.32 which was process the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/14/17. All damages were repaired.	08/31/2019	08/29/2019
170048020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  Borrower called to go over letters received, advised of statement and acceleration letter received. Customer will be making payment soon to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Very limited information on bankruptcy provided other than it is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170040870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called on 8/28/19 with payment questions.  The representative provided the loan status and payment information.  The borrower is collecting information to be reviewed for a loss mitigation option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170048106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Unable to locate case # in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170040899	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  Borrower called in to make a payment and to request a phone number removed from contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Chapter XX BK under case number XX-XXXXX dismissed XX/XX/XXXX as noted on 6/29/2016. APOC filed in house XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040916	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  05/07/2019 borrower called in to make a payment of $1,090.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  borrower is paying through Chapter XX, no evidence of an actual agreement found in comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  05/14/2018 - Borrower called due to letter from XXXXX - advised borrower's mortgage is still in good standing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170048015	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  Borrower called to setup two payments over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170040874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 04/05/2019 cites loan meets the criteria to drop mortgage insurance and the original value was deleted. Property was cited as being located in a FEMA declared disaster cited on 10/06/2017.	08/31/2019	06/29/2019
170040877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170048120	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Borrower called to make a payment.  Borrower promised to pay $1024.58 on 2/2/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XXXX comments noted on 11/2/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/29/2019
170048791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018.  Borrower called to make a payment.They have had a curtailment of income and were offered SPOC assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17 (XXX). There is no damage to the property.	08/31/2019	08/29/2019
170048128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170040680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  The servicer called the borrower XXXX to confirm representation. The paralegal indeed confirmed the borrowers are being represented by the law firm XXXX XXXXX P. A. and the loan account was noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan was removed from foreclosure on 07/26/2017 due to loan reinstated and on 12/05/2018 due to loan modification. This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. Damage reported: tree fell and broken windows. Cost to repair: $3,500. Per 02/19/18 inspection, repairs were 100% completed and the property appeared to be in good condition.	08/31/2019	07/29/2019
170045698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2017.  The borrower called in a payment for $62.33 .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 2/08/2017. No damages were reported.	08/31/2019	11/23/2018
170040944	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  04/30/2019 inbound call authorized 3rd party advised borrower last payment did not process due to account not found borrower scheduled payment  $2,018.82, discussed financials  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Borrower noted that they could not commit to making a payment and noted reason for delinquency as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170048801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower called in to provide updated insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments indicate that the borrower has been discharged through bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170040950	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2018.  The borrower called about a letter received regrading a warranty. The borrower was advised no warranty letters were sent to the borrower about the property but was informed that the file would be noted about the incident.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/16/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment Dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/01/2019
170048794	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called in made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/06/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower wrote in to dispute the current balance and past due amount. Servicer validated and information is correct.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Case conversion date 8/15/2018
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2017.  Spoke with Auth party, Borrower XXXX, confirmed the trustee can continue disbursing payments starting 10/2017. She stated there is nothing else needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2018.  On 10/25/18 spoke with borrower and he stated he will make a payment on 10/29/18 in the amt of $4434.90 for Sept and Oct payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate the case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048788	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Borrower called and requested a copy of the paperwork from the home equity loan.  The borrower declined to update information and asked to be transferred to the home equity department.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048809	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Borrower called in to make a payment.
On 07/19/2019 the borrower called in to make a payment of 1623.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 12/21/2017. No damage reported.	08/31/2019	08/05/2019
170040892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2017.  The borrower called regarding the billing statements and payment that was not applied. The servicer advised the funds received was put into suspense due to not enough to apply to a full payment. The borrower stated will send in the difference.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Discharged and reflected closed on same day, XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170048806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/10/2019
170048722	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2017.  The authorized 3rd party called to inquire on taking over the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower wanted to set up recurring withdrawals for the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  Comments indicate that the borrower has been discharged through Chapter XX bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. All repairs completed and a 100% completion inspection was received per comments on 11/28/2018.	08/31/2019	05/01/2019
170048742	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/06/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit was updatted to  show no 60 day lates from aug 2016 -07/2018
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  bk discharged but no information about chapter and discharge date
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The borrower called to make a payment. advised the credit was not reporting due to the loan was not reaffirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170048768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2019.  The borrower spoke to the servicer about insurance claim and third party authorization form, which they can use to authorize contractor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary after review period indicates that bankruptcy was discharged on XX/XX/XXXX. There was an insurance claim filed and on 5/7/19 the claim was classified as non-monitored.	08/31/2019	07/25/2019
170048731	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The borrower promised to pay $418.15 online on 03/06/2019.  The hardship was cited as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 05/02/2018 the customer advised the house was demolished on 12/05/2017 due to FEMA program to rebuild an elevated home.  The rebuild was reported to be in progress at that time.  However, no evidence of its completion or an insurance claim was cited.  Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: Comments dating back to XXXX indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	07/31/2019
170048820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018.  Called and spoke to borrower regarding final mod documents.  Rep confirmed borrower received final mod docs and explained a notary is not requied.  Rep verified first modified payment due is 8/1/18 in the amt of $688.02.  Rep advised it can take up to 2 weeks to complete settlement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170048756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  On 04/25/2019 Borrower called for a update on account. Borrower wanted to stop payment on a check but was advised a check was not received on or after 03/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  04/25/2019 Commentary states discharged Bankruptcy. There is no other information in the Commentary about the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/25/2019
170048751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2017.  The servicer advised borrower of motion for relief and borrower scheduled payment for $2847.82
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Chapter XX closed per comment dated 8/22/19.	08/31/2019	08/23/2019
170048754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower stated the spouse is paid the third wednesday of the month. Will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Hold for XXXXX noted 09/12/2017.	08/31/2019	08/21/2019
170048736	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2018.  Spoke to borrower and went over documents needed for review of file  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170045690	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  Active BK.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170048749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2019.  Customer stated she was trying to make a payment online and it would not allow her to.  Advised customer that she had a payment reflected on 3/31 and we could not edit the payment and if we deleted it we would have to set it up for the next day. Advised customer t hat she would go to the branch and make a payment and it will post to acct within 24-48 hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locaate the case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170048693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mortgage insurance review cited on 05/21/2019. Property was cited as being located in a FEMA declared disaster area duwe to XXXXX cited on 09/12/20178.	08/31/2019	07/27/2019
170048717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  On 05/15/2019 and 12/18/2018 the borrower was called to collect on past due payment. On 08/07/2017 the borrower called to question payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048667	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  05/09/2018 inbound call borrower inquiring about account being reaffirm, borrower discharged from bankruptcy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170045692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/16/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  On 04/01/2019 the borrower called to ask account questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2019.  Borrower called to make payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  In Rem Relief was granted XX/XX/XXXX per notes dated 05/07/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/15/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX & XXXXX. No property damage was cited.	08/31/2019	08/30/2019
170048709	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Comments show borrower contact regarding loan status and payments. Servicer advised not due till the 1st of the following month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/29/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show the borrower was reported late on their credit and sent the servicer a credit dispute. Comments show servicer research and updated report to show current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Comments show loan in bankruptcy but it has since been discharged and released. APOC filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. No damage reported due to disaster.	08/31/2019	07/15/2019
170048012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  The borrower called to make a payment in the amt of $3140.88.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date or discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170048823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called on 8/30/19 to make a $452 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048679	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  bk chapter not noted nor discharge date
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170048660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018.  The borrower was contacted to secure payment. The borrower stated they would be making a payment at a bank branch on 04/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170048752	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  pay history reflects large payments and next due date is 12/2019, no actual plan is in effect.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Borrower completed a pay by phone scheduled for 8/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is stay lifted.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: FEMA Hold 9/14/17-12/15/17. No damage to subject reported.	08/31/2019	08/26/2019
170045691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/13/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018.  The last contact was made on 10/12/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/21/2019
170048726	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2016.  Comments show contact with borrower and welcome call complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170048148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2017.  Borrower called to make payment.  He did not express any concern.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048662	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  Contact was made with the successor in interest.  The servicer advised the third party they have been confirmed as successor in interest and the third party would be receiving a letter with more information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area -- XXXXX as noted on 12/22/2017. No damage was reported.	08/31/2019	06/06/2019
170040774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/21/2017. Comment dated 04/14/2017 cites the MHA recast was finalized.	08/31/2019	04/16/2019
170048665	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  The borrower called regarding account status. The servicer advised not liable for debt, however the lien is valid and enforceable. The borrower stated cannot commit to pay, not interested in loss mitigation workout.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	XXXX
170047977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047967	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/14/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower wanted to make sure servicer is accurately reporting to credit bureaus their Chapter XX bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170047959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The customer called in to confirm their insurance company did not change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK case, discharge date and chapter was not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170040799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/19/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: There is no indication that the borrower was affected by the XXXXX XXXXs.	08/31/2019	05/01/2019
170048716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2017.  The co-borrower called and scheduled a $1024.94 payment for 5/1/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047978	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/13/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018.  Discussed account with co-borrower advised of pre-petition status, discussed suspense
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047936	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Borrower called with questions about the reaffirmation agreement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/30/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  01/30/2018 Commentary states New credit dispute received. 01/30/2018 Commentary states the dispute was resolved. There was no Credit report errors or changes needed.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  06/27/2019 Commentary states Bankruptcy was filed 06/24/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 9/4/17 with no reported damage.	08/31/2019	08/30/2019
170048771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018.  The borrower called in and scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The case was dismissed and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on 09/12/2017. No damages were reported.	08/31/2019	07/25/2019
170048827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/19/2019
170048860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  On 05/24/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a discharged bankruptcy. However, filing date, chapter filed, case number and discharge date not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment dated 09/17/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	07/05/2019
170048143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2017.  Borr called to make a payment iao $896.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047905	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2018.  Outbound Borrower was heading out to make payment at a branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170040662	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2018.  Borrower called in regarding mod after receiving mod information borrower declined mod.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170047945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  The borrower called to regarding status of the loan and to make payment. The servicer advised to bring account need to pay $2721.14 will combine with funds in suspense of $1096.78 for a total o $3817.92 which is past due. Next payment due is 4/1/2019. The borrower stated has made monthly payments and the loan account should be current and request a payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047958	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  05/10/2019 - Borrower called to confirm receipt of payment to reinstate loan - confirmed with borrower money was received and account has been reinstated.
12/27/2018 - Property damage from XXXXX --XXXXwas torn off due to high winds
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/19/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment history.  Current balance was updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. Disaster protection until 12/16/18.	08/31/2019	06/04/2019
170045612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/17/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Borrower called in for year end statements for 2014-2017 to be emailed.  Statements sent that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Notice of final cure received 04/18/2017
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  Borrower called in a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170047934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017.  The borrower called for a credit code explanation but disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 05/07/2018. No damage was reported.	08/31/2019	07/12/2019
170047925	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  The borrower stated that he was working with a new contract and is waiting on an estimate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 09/19/2014 the borrower called to report a claimXXXXdamages caused by water on 09/13/2014. A check for $902.89 was received on 10/01/2014. The claim was classified as monitored.  The notes on 05/29/92015 stated a drive-by inspection was received showing 100% of the repairs were completed. Additional funds of $5,657.94 were received on 04/22/2016. The borrower later stated on 08/01/2016 repairs had not started, and on 01/30/2018 they were working with a contractor. There was no further mention of the repairs being completed or all funds being released.  The damage repair amount is estimated at $6,560.83.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170045613	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/11/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  The borrower was advised of missing documents, stated still interested in review and will send in documents. Crabbing season started in April and allow them to pay the delinquent amounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  The loan is in active Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold for XXXXX noted on 09/18/2018.	08/31/2019	08/22/2019
170047901	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  On 04/08/2019 Authorized third party (ATP) calledd to make a payment but did not have bank account information. The call was disconnected. ATP stated on 03/27/2019 they are receiving notices that the loan is behind and they have made the January-March payments. Associate informed ATP loan has been carrying a delinquency since 2017. ATP stated they will send money order to bring the loan currrent as they were not interested in loss mitigation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/27/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  07/27/2018 Commentary states Payment dispute. Authorized third party was advised of payments made and payment due. Third party was also sent the payment history.  There were no further conversation in the commentary about the dispute. The issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040796	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Authorized third party called regarding past due status; stated loan should be current. Servicer went over payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  APOC XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The borrower called in to confirm the next payment date. The borrower was advised the modification was complete and the next payment date was 06/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170047884	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2018.  Borrower called with questions about their payments as they wanted a billing statement. Associate advised the modification is complete cited on XX/XX/XXXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019.  Called borrower to collect past due amt.  Advised borrower of amt due and borrower wanted a breakdown of fees.  Borrower stated she was unaware of the fees.  Borrower wasn't interested in being transferred to a dept that could  help her with the breakdown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to (XXXXX) severe XXXXs on 10/19/2018. No damages were reported.	08/31/2019	08/12/2019
170047917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2017.  03/31/2017 inbound call borrower scheduled payment $2,182.00, went over financials
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2018.  Borrower called and cannot commit to pay and not interested in loss mitigation.  Added new contact phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170048835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018.  Borrower called in regarding status of loan and was advised the final modification program had been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170047898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/04/2017 reflects that the property is located in a FEMA disaster area due to XXXXX. No property noted.	08/31/2019	07/18/2019
170048176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  On 09/28/2016 spoke to bankruptcy XXXX and they said the borrower accepts the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2018.  The borrower says their bankruptcy has been discharged and they are looking to modify the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170047837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2019.  The borrower made a one time draft payment in the amount of $975.18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX area noted, no damage noted	08/31/2019	07/27/2019
170047812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The customer made a payment and was not interested in any assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  The borrower called in to inquire why they didn't receive a billing statement the prior month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy case number, filing, and discharge dates were not provided in file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170047883	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2018.  Borrower authorized 3rd party to set up recurring payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  Associate made contact with borrower regarding the final documents. Borrower informed they have an appointment with the notary for next  Wednesday and associate stated they would call once modification is complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated XXXX reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	07/11/2019
170047924	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2018.  The borrower was contacted regarding payment and was advised the modification was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage due to XXXX.  Damage was noted on 03/01/2018 due to a tree falling on the house and ruining the gutters and allowing water to get inside.  The borrower stated the cost of repairs were $1675 and are completed.  There is no evidence of an inspection to confirm repairs were completed.  The damage repair amount is estimated at $1,675.00.  Property repairs have not started.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170040653	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The customer stated the reason for delinquency was due to being out of work for 2 weeks for procedure done 6 weeks ago and was not paid for the time off. The customer made a payment arrangement in the amount of $1,976.30.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, fililng date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170047807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Borrower removed the automatic withdraw and authorized their spouse. Associate made contact with borrower on 01/23/2018 in regards to the final modification documents and general status of the loan. Borrower indicated they signed the document and met with the notary and review the prefer payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan was last reported to mortgage insurance on 03/20/2018.	08/31/2019	03/20/2019
170047788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The borrower called to get a reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The servicer reviewed the payment history with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  First date in comment noting BK discharged XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170047792	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2018.  The borrower called in regarding final modification documents.  The servicer advised they have the final documentation and will be working on system changes.  The servicer will mail a copy to the borrower upon completion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The property sustained water damage estimated at $50,000 from the XXXX per notes dated 01/03/2018.  The flooring, fencing and appliances were damaged.  An inspection reported the repairs were 90% done.  The remaining work includes finishing the fence repair; shampooing the carpet and finish the painting per notes dated 06/13/2018.  The damage repair amount is estimated at $50,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 08/29/2017.	08/31/2019	08/30/2019
170047907	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Statement information/maintenance was provided to the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170047799	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2018.  The borrower called to discuss escrow account and update XXXX insurance information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/17/2017.  The dispute type is Written and the reason is XXXX.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower says they are on fourth floor and do not need XXXX insurance.  The servicer explained the whole building needs it.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property.	08/31/2019	09/03/2019
170047823	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower called to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 10/11/2016 reflects that the property was in a FEMA disaster area due to XXXXX. An insurance claim was filed and an inspection dated 09/22/2017 confirmed the repairs were 100% completed.	08/31/2019	09/03/2019
170048848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2017.  The borrower returned our call and has agreed to pay the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047819	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170047781	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/16/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018.  Called borrower to verify new information information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/03/2019
170047828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2017.  Borrower called and inquired about a loan modification.  Borrower stated spouse lost their job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170047810	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Borrower called in to confirm payment and was provided next due date.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/14/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes payment history
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170047824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  The borrower called about auto drafting and could not make a commitment to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  previous filed case number XX-XXXXX dismissed XX/XX/XX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170048185	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/04/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2017.  Borrower called regarding a refund check received for taxes. Property is fully exempt.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower was contacted and made a promise to pay at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 8/28/17 placed on foreclosure referral hold.	08/31/2019	07/18/2019
170045991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2017.  The borrower spoke to the servicer and confirmed they received fax.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170045950	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2018.  Borrower called in and could not offer down payment or plan start date.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170040789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2017.  Borrower called because he sent in a payment and it has not been cashed.  Advised borrower to allow 7-10 business days to process the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bk XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/02/2019
170048840	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower called regarding questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate casae #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170047793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy noted but limited information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17. There is no damage to the property indicated.	08/31/2019	07/26/2019
170048856	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2017.  Borrower called to advise she received modification documents.  She stated final mod documents that she notarized were rejected. Rep told borrower that she will need to resign the documents with a witness other than a notary.  Customer promised she will resign tomorrower and mail back.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/30/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The comments referenced multiple credit disputes were received during the review. The most recent was received on 11/30/2017. A response was issued no 12/27/2017 advising of the previous resolution. There was no further mention of a dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Unable to determine case #, discharge date, chapter and filing date from comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170047683	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  Borrower called in payment for $773.64 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170041117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The customer called  due to escrow refund check received. They stated to have it deposited into the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170045958	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  The borrower scheduled a One Time Draft payment for $1666.89 with an agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 08/31/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	07/15/2019
170045963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2018.  The borrower contacted servicer to make a payment of $1724.52 on account for 07/30/2018. The servicer processed the payment and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Collection comments indicate discharged bankruptcy; unable to determine chapter, case number, filing date or discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to (XXXX) XXXXX on 09/14/2017 and (XXX) XXXXX on 10/25/2016. No damages reported.	08/31/2019	04/02/2019
170045939	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2019.  The borrower made a payment and they were not interested in assistance options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/05/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written credit dispute was received on 07/05/2017. It was determined the account was reported accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on August 25, 2017. There was no mention of damages.	08/31/2019	08/30/2019
170045946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Commentary states borrower called in to advised payment was made at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX (XXX) as noted on 3/5/2018 with damage reported.	08/31/2019	08/21/2019
170047897	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  Borrower asked if bankruptcy disclosure can be removed since it has been completed.  Agent advised since it was a Chapter XX and the loan was not reaffirmed it cannot be removed.  Agent discussed auto pay with the borrower, but he declined. Borrower asked for help with the online service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/4/17 FEMA declared disaster area for XXXXX.	08/31/2019	05/09/2019
170045896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  Borrower stated that they would be able to take care of the payment and is currently waiting on insurance money before paying on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170045925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Call received from borrowers'XXXXto schedule payment. Comment dasted 01/28/2019 associate offered a repayment plan and borrower declined the offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170048187	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/11/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  inbound call from borrower to inquire on payment questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170045923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  Talk to borrower regarding past due borrower states can't commit to pay waiting on funds to bring account current should have should have by 2/8/2019. Borrower states RFD illness and unemployed but not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170045931	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018.  Borrower called in to have the account review for a reaffirmation agreement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/03/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received and it was determined that the information was reported accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower reported property repairs on 03/31/2018 stating has some septic repairs and had extensive work to the roof. The borrower stated repairs were not being done at that time. The borrower noted on 05/17/2018 that theXXXXneeds to be replaced due to being old but is not leaking.  The borrower is putting money towards a newXXXXand wants to have it replaced in the summer.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170045955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Borrower called with questions on account.  Borrower promised to pay $1742.39 online on 3/28/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/14/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  08/27/2019- Borrower made payment in the amount of $1127.66- borrower is unemployed
03/09/2019-Talk to borrower regarding past due borrower PTP $938.05 online on 3/15/2019 RFD excessive obligation borrower states lost job  but has a new one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170045895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  Borrower promised to pay $1,460.82 drafting on 04/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170045881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170045887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2018.  On 04/25/2018 the borrower called about previous payments. From 06/12/2018 the borrower called to dispute how a payment was posted. ON 08/07/2018 10/24/2018 the borrower was  contacted by the office of the president and was explained how the loan is setup.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043882	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170043884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/03/2018
170047900	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019.  Borrower called to make a payment in the amt of $1500 on 1/8/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bk XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170043819	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Borrower called in disputing lapse of insurance coverage and was advised had not lapsed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043809	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170043827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2016.  The borrower promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	08/13/2019
170047698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/20/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017.	08/31/2019	07/25/2019
170048166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2017.  04/12/2017 - Borrower called - discussed escrow account information - discussed options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/18/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2017.  The servicer called to collect payment. The borrower stated the payment coupon was not received and could not offer payment at that time. The contact information was updated and reason for default provided as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  On 8/1/2019, the borrower called in and stated that their bankruptcy has been discharged and scheduled a payment to process the next day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  On 04/17/2018 Borrower called in reference to letter received about assistance. Borrower was advised letter was sent out due to account status. Borrower advised could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  04/17/2018 Commentary states discharged Bankruptcy. There is no other information on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  borr called in inquiring about assistance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170045910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170048834	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2020.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower called in to request funds iao $29.89 to be applied to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  The borrower called on 7/5/19 for a status update and to discuss a refinance.  The borrower also advised that the bankruptcy was almost completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Borrower called to schedule a payment. The borrower called in to to discuss the modification on 11/07/2017 and associate informed next payment due for 12/01/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170046189	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower called in wanting to sell a lot to neighbor. The agent noted only sees one parcel on the mortgage. The borrower requested payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment dated 04/27/2016 references a discharged bankruptcy. However, the filing date, case number, chapter filed and discharge date was not located in comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/14/2017 reflects that the property is located in a disaster area due to XXXXX XXXX.	08/31/2019	07/24/2019
170043799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2017.  Borrower called in regards to receiving letter stating taxes were delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Chapter XX to Chapter XX conversion as of XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170043814	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2017.  On 08/31/2017 the borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Active BK.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043787	3	[3] Delinquent HOA Fees - Superlien State	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17.	08/31/2019	08/09/2019
170046194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2018.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 09/11/2017. No damage was noted.	08/31/2019	03/13/2019
170043852	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Borrower called with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170046183	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2018.  Borr called to have a payment corrected.  Requested to have $180.90 reversed and put into suspense for the next months payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/14/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal payment dispute against the Servicer on 09/14/2018; the dispute was resolved on 09/21/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Borrower made promise to pay $1565.31 via check by phone on 07/31/2019; confirmed property is owner occupied
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The bankruptcy is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170043771	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2017.  The representative called and spoke with the borrower regarding payment due to it was after 30 days after the trial plan. The representative processed the last repayment, processed payment, provided confirmation number, and scheduled a call appointment on Thursday at 2:30 central to confirm the funds cleared and next steps  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046191	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2017.  Borrower called for assistance with payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/21/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Updated credit to reflect loan and payment information reporting to the credit agencies
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/11/2017. No damage was reported.	08/31/2019	07/12/2019
170046165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  The customer called in advising they would be sending in a written request to state and confirm the status of the loan, as the account was being reported to a BK judge, but they did not file the bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK case, discharge date and chapter was not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/20/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/04/2019
170046179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  The borrower had car issues, however plans to bring account current and declined the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Borrower promise to pay $1,160.94 drafting on 08/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 09/11/2017. No damage has been noted.	08/31/2019	08/21/2019
170041118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046159	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower promised to make a payment for 8/29.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170048183	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/14/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017.  Outbound to borrower to advise credit dispute resolved
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/09/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing late payments and credit reporting that should have been suppressed due to bankruptcy.  A response was sent from the office of the president stating the error was corrected and to allow time for the correction to reflect on the reports.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046206	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Authorized third party called to make a payment of $1376.37 for 8/15/2019. The servicer advised not liable for debt since discharged charge bankruptcy, however the lien is still enforceable.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information provide in the commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170043774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  the customer called and provided a one time draft payment in the amount of $
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170046208	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  the customer called and provided a one time draft in the amount of $842.76
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170046133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  Third party called to make a payment in amt of $624.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/25/2019
170046173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The a3p called to request a payoff
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170046119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Commentary dated 10/27/2016 stated that a bankruptcy was closed. No additional information was provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046115	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170046121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  Borrower made a payment in the amt of $3169.65.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2017.  On 01/26/2017, the borrower called to verify status of final loan modification documents.  The borrower stated that is interested in the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170046109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  Borrower called in to make an escrow payment due to shortage in the amount of $173.09, The borrower was told that due to filing of bankruptcy the customer will need to have the loan refinanced.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  Borrower called and requested to speak to the bankruptcy dept.  Call transferred to the bankruptcy dept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bk XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	06/21/2018
170040620	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance

[2] Loan is in Bankruptcy

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  Borrower was advised that their modification was complete. Borrower asked if their monthly payments would change.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 12/19/2017 due to XXXXX.  Damage was noted to theXXXXand screened patio.  The cost to repair was $4000 and the borrower paid out of pocket for the repairs. The repairs are estimated to be 75% completed.  The borrower stated on 01/11/2018 the repairs are complete.  The inspection request was cancelled on 02/02/2018 due to the borrower being non-responsive.  The damage repair amount is estimated at $4,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017.	08/31/2019	02/07/2019
170046107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower called with questions about reaffirmation.  Explained the loan status to the borrower.  Advised that reaffirmation is not an option because the loan is a discharged Bk and reaffirmation occurs while the loan is in active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170046146	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  On 05/28/2019 the borrower called to ask about payments.
On 07/29/2019 the borrower called about a pre foreclosure photos taken at his home; the borrower was advised that loan was current and also protected by Chapter XX bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Active BK.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170046120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170046126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a discharged bankruptcy. However, the filing date, chapter filed, case number and discharge date not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/18/2019
170046151	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information was provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments dated XXXX reflecs the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	05/24/2019
170046139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called in regarding additional modification documents and was informed of foreclosure status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK is discharged but no other details given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170046175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower called in regard to letter received discussing options.  The servicer advised borrower that they are not presently delinquent but reviewed options in case account falls behind again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK discharged prior to review period.  Condensed notes do not provide filing date, chapter, case # or discharged date
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046137	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  Borrower called in to make a payment to account over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170046113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  Borrower called regarding payments not being reported to credit bureaus since bankruptcy release.  Work order was placed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170046114	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  Borrower called in to make a payment. Borrower advised she has trouble making payment on website and will go to the branch.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2019.  Borrower called in payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170046060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2019.  The customer called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in FEMA disaster due to XXXXX.	08/31/2019	04/17/2019
170043796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  On 02/15/2018 the borrower called to say they will make a payment at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  On 12/26/2018 the borrower called with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK is discharged but no other details given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170046078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Inbound Borrower to make payment.   She wanted to know why she couldn't make a payment on line, advised it was because it was due for 3 payments.  She made a payment over the phone with a check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  A motion for relief was filed XX/XX/XXXX.  Property is non primary residence and not protected by bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046028	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Borrower called and made a payment advised of motion for relief relief not requested borrower paid $3,179.84 with check by phone than call was transferred to bankruptcy department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018.  Borr called to make a payment iao $1483.43
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170048837	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Commentary states authorized third party called in to schedule a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 10/29/2018 reflects a prior bankruptcy.  The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Snow XXXXs caused aXXXXleak. No indication of a claim filed or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  Borrower called in to make a promise to pay on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017.  Borrower called to make a payment.  Advised borrower that his modification was completed and that he can call customer service going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/19/2018
170046020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to XX disasters noted on 1/17/18. No damages were reported.	08/31/2019	05/22/2019
170046024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  10/02/18-Borrower called in with questions regarding hamp incentives

08/27/19-The Borrower called to discuss assistance options. Asked  is  the escrow shortage be spread by 24. Still can't afford payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  Borrower called in and made a future dated payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/04/2019
170048179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/28/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046033	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017.  The servicer called the borrower to discuss damage and insurance claim.  The damage to a shed that blew away.  An inspection was ordered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170040580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170048181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/10/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2018.  Authorized third party contacted who advised borrower has dementia and borrower's god-daughter is taking care of the mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX noted, no damage noted.	08/31/2019	07/25/2019
170046016	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  The authorized party called in regarding calls from XXXXX that were being received. The rep confirmed to ignore those, as they appeared to be scams. The customer was not interested in opportunities at that time. The authorized party scheduled 5 payments from 5/2019 to 9/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 10/17/2016 the borrower stated the property was damaged by a XXXX. The details of the damages were not provided. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is a Mobile Home as noted on 10/15/2018. 10/17/16 notation indicates the subject property is located in FEMA disaster area for XXXXX. No evidence of damages reported.	08/31/2019	08/22/2019
170046079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  Called borrower he stated reason for default was curtailment of income went over account status borrower stated plans on getting account current and than we went over special assistance options and borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The filing date and discharge dates are not in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  Commentary states borrower called in regarding the status of the reinstatement on the account and letter regarding the reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/14/2019
170046038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046433	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170040579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower inquiry in regards to the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  case #XX-XXXXXX dismissed XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170046111	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2018.  The borrower called in to request assistance options and to make a payment arrangment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/17/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a dispute on 7/17/2017 and validated the information.  The dispute was resolved on 8/8/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on XXXX; no evidence of damages.	08/31/2019	07/18/2019
170041153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/08/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/24/2018
170046438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2017.  Borrower called in to discuss final mod docs and to see why terms is not the same.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage.	08/31/2019	07/30/2019
170046441	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2018.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/17/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit report dispute with borrower stating inaccurate information and no adjustments were made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX declared on 09/10/2017. There was no mention of damages.	08/31/2019	07/30/2019
170046019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  the borrower called in to request 1098 tax forms for 2016 and 2017. Forms were emailed to the borrower. The borrower advised of a payment made at a branch for $4312.60.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046011	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  The borrower asked about the $4,057.58 deferred balance and was advised it was part of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Propperty located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	08/26/2019
170046085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Authorized third party was contated to collect on a past-due loan and promised to pay $1,777.01 by 3/22. The reason for payment delay was due to curtailment of income and was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019.  09/03/2019- Borrower called to provide authorization to provide 12 month payment history to factual data
04/19/2019 The borrower called with unspecified payment questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  On 01/07/2019 spoke to borrower about the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK is discharged but no other details given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170040448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2018.  Borrower called in to make a payment and stated reason for default was due to excessive obligations. Borrower was not interested in loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170040586	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2018.  The borrower called in regarding an address change that has yet to be processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, first noted on XXXX. No damages were reported.	08/31/2019	04/10/2019
170044555	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2016.  On 12/14/2016 the borrower called about letter they received from XXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Active BK.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044588	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170040447	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The borrower had placed an ACH stop pay but the account was debited anyway. The borrower called to have the payment refunded.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/03/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had had an extra payment taken from their bank account. The payment was refunded.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170048168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/30/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  The servicer provided hardest hit fun program information. The customer opted to make a payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  The borrower was returning a call and expressed concern about it. The account status was reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2018.  The borrower called in and made a payment in the amount of $1560.70
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170040432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2019.  The borrower called to make a payment of 1216.01.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  On 02/15/2019, the borrower called to verify status of insurance premium. The borrower was informed of a potential refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044556	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Borrower called and made a promise to pay $2434.75 online on 2/22/19.  Borrower not interested in home preservation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, fililng date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower called for the terms of the repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/20/2017. No damage noted.	08/31/2019	11/28/2018
170040440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  The borrower called in and verified the escrow shortage amount and asked to be transferred to the refinance team.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170044570	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2018.  Commentary states borrower called in regarding the reversals on the account. The borrower was advised of the reason why and informed that the loan is back to normal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comment dated 08/08/2019 reflects that the Chapter XX case was discharged XX/XX/XXXX. However, no evidence that the case has been closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170044571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  no other BK info evident
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170040446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  Borrower called in regarding payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/25/2019
170045681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2016.  The borrower had questions regarding the payments. Loss mitigation options were discussed however the borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2018.  Borroer called with questons about payments. Borrower made a payment in the amt of $1331.02 on 7/24/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XXXXX disaster area.	08/31/2019	05/30/2019
170048180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2018.  Borrower called to make a payment of $710.07 by phone which was processed the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  The case was closed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Called borrower to collect on past due amt.  Borrower promised to pay $1799.90 by phone on 5/17/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170044563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018.  Borrower made a payment in the amount of $1558.34
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged date not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary dated 12/20/2017 reflects that the property is in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	05/31/2019
170040434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018.  Borr called to make a payment iao $895.81
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  Borrower called to make a payment in the amt of $2081.16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170044523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The servicer called to advise of the specialist assigned to the loan. The borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The case was closed out.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2017.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Dismissed bankruptcy; Discharged bankruptcy - XXX; Filed XX/XX/XXXX, Discharged XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2019.  The borrower scheduled a payment for $360.35 effective for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 10/25/2017 states discharged since 2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 06/05/2017 and 07/11/2019.	08/31/2019	08/10/2019
170047660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/18/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046118	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170044537	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Borrower called with inquiry regarding escrow and call was transferred to customer service. Borrower also made payment in the amount of $847.01
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Bankruptcy was discharge, however date of discharge not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2017.  Borrower was contacted to collect on a past-due loan and was not able to pay due to illness. Borrower stated was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170044532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  Received inbound email from borrower in reference to a payment being made. Confirmed payment was received and sent email response back to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Chapter XX  case # XXX discharged on XX/XX/XXXX closed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/12/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	07/22/2019
170044514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170040614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Commentary states borrower called in to request an inspection on the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy has been discharged.  No other details available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster first mentioned 9/12/17	08/31/2019	08/12/2019
170044458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2017.  Borroewr called with questions about their payments and to request change in their auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is MFR filed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Delinquency at time of filing was for escrow shortage only and claim was filed cited on 11/14/2017. In REM Relief was granted XX/XX/XXXX and comment dated 06/27/2018 cites motion for relief was granted, date of file not evident in review.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property is cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/04/2017.	08/31/2019	05/29/2019
170044488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  Borrower called for repayment plan and had his income information. Advised him of the amount due and updated the approved plan. Borrower accepted the plan and confirmed the hardship had ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170044513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Borrower called- went over why payment has increased. (Due to escrows) Went over (previous) MOD terms and call was transferred to manager voicemail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  other bk info not evident
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/21/2017.	08/31/2019	07/26/2019
170044483	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170044486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  Borrower called to a advised taxes were paid already for 11/2018 and taxes are current. The account was researched, escrow analysis was ran and letter sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  03/26/2018 Commentary states discharged Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and contact date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  The borrower was contacted and advised the Modification documents will be sent by the following week and the servicer will contact them again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170041139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/16/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2017.  Borrower called in payment for $804.56 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170044540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  The agent advised the borrower that their documents had been received and wanted to see if they had any questions about the content of the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170044472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018.  Borrower called made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The commentary dated 10/11/2017 reflects a discharged bankruptcy.  The case details are not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/15/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	11/21/2018
170048948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  Borrower called regarding payment and representative confirmed in the amount of $1877.32
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044451	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2018.  The borrower called to schedule a payment of $289.25 to completed the November, 2018  payment. The servicer confirmed a balance of $2157.13 in the suspense account to complete the November payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/14/2017; XXXXX. No indication of damages noted.	08/31/2019	08/12/2019
170044450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2017.  The borrower was contacted by the servicer and a payment arrangement was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170044462	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  On 05/16/2019 the borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK is discharged but no other details given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  The borrower called regarding a letter received wanting to know the current insurance carrier. The borrower provided the policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX. No damage reported	08/31/2019	07/25/2019
170044438	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2016.  On 12/12/2016 Borrower called to request a payoff.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170044446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower scheduled payment. Comment dated 09/19/2018 borrower called with questions regarding their payments, requested assistance and stated they wo uld be making a payment soon. Associate attempted to transfer borrower call but accidentially sent call to bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170044463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Outbound call was placed to borrower regarding past due balance, borrower scheduled payment iao 794.47
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170048946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170041152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/14/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  The borrower called to see if proof of insurance was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XXXXX was noted on 12/04/2017 with no damage noted.	08/31/2019	07/30/2019
170044433	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Borrower promised to make a payment in the amount $857.18 at bank branch.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/18/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 01/18/2018 the borrower disputed a late fee on the account. The fee was waived as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Other cases filed: XXX released on XX/XX/XXXX and XXX released on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The comments on 10/18/2018 referenced trees down and damages to "building on property". The cost to repair was cited as $3,500. There was no evidence a claim was filed or the repairs were completed.  The damage repair amount is estimated at $3,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX (XXX) noted on 10/262018.	08/31/2019	08/29/2019
170048950	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2018.  The borrower called in and gave permission for an authorized third party to set up bi-weekly automatic payment withdrawals.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170048958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA 4393P 9/17/18-12/16/18.	08/31/2019	07/26/2019
170046610	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2017.  Commentary states customer called in regarding a work order to the escrow account. Customer was advised that it was completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170046587	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to inquire about getting two payments deferred and was advised that the investor does not allow it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Commentary states borrower called in to schedule payment on the account. Borrower was advised of the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Borrower made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170046590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170046613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower promise to pay on 05/16/2019 the amount of $1,500.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170046565	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2017.  The borrower stated they will make payment in ten days and they are having issues with their central air.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Comments show loan in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property impacted by XXXXX as noted on 10/06/2017. No damage noted.	08/31/2019	08/02/2019
170046594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Outbound, Borrower could not commit to payment.  She was concerned about calls, she said she wold call back on Wednesday,said she gets paid on the 4th of the month.  Both Borrowers have medical issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046600	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170044470	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/01/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed their responsibility to repay the account.  The borrower's information was reviewed and found a the loan is the borrower's responsibility.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2017.  Borrower called regarding a misapplied payment.  The agent made the necessary corrections and the funds were returned to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 9/4/17 with no reported damage.	08/31/2019	11/20/2018
170046566	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called to verify the posting of a payment made by the trustee. The payment had not yet posted and a research request was opened.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046579	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Third party called in  with a promise to pay  for $1453.93  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/15/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170046561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170046568	1	[1] Legal Description Issue - Mortgage contained incorrect legal and actions have been completed on a reformation action	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  The borrower called and scheduled a payment for $470.22 effective for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There was an incorrect legal description per notes dated 07/06/2018. A reformation count was added to the foreclosure complaint to resolve the issue at judgment. Judgment was granted on XXXX, and the issue was resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  Call dropped. Dead air.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Very limited information on bankruptcy other than it is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  The customer requested a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170040671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170046570	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  the customer called and provided a check in the amount of $1456.98 and to provide reoccurring payments for the 15th of the month
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/04/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a missed payment for 02/2019.  The borrower was advised the payment did not go through due to invalid account information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170046551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2017.  On 09/14/2017, the borrower called and requested fund to be applied toward principal escrow. The borrower was advised that unable to process request due to bankruptcy status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170046542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  Borrower called in to make a payment of $1319.31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170046516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  Borrower contact, discussed consent for cell phone borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170040542	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower scheduked a one time payment of $109.37 for 8/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046536	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2018.  The borrower called regarding a reinstatement payment that was sent two days ago via fed-ex. Informed the borrower to check back  on Friday due to the funds not being received yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170046528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2017.  Borrower called will send payment, and had payment questions, will send $732.89 by 6/5/19.  Sent borrower a new billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/18/2019
170046491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  Borrower called in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower called wanted to confirm status of loan history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170046524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2016.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170040541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  A3P was contacted regarding past due balance, borrower ptp $1031.70 on 7-31-19 via online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046478	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  On 06/05/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/24/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  05/24/2019 states credit dispute. 05/28/2019 commentary states credit reporting was reviewed and dispute closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  10/26/2017 Commentary states Bankruptcy closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170046544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046538	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  The borrower called can't commit to pay confirmed reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy details were not given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046520	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being locted in a FEMA declared disaster area due to XXXXX cited on 12/20/2017. Comment dated 07/10/2017 cites the loan meets the criteria to drop XXX with the effective date of XX/XX/XXXX.	08/31/2019	05/22/2019
170046505	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170046474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Borrower called in regards to a letter received that state that they owe $2512.84 and want to know why.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy specifics not given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170046458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  The borrower called to get the account status and to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170046470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  Borrower called in to make a payment in the amount of $1084.28 with check by phone on 05/21/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2016.  Authorized third party called for status of the loan. They were informed of the foreclosure status and sale date. They confirmed they had their specialist's contact information. They requested for a reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170046473	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  Borrower called regarding payment- processed payment. Comment dated 09/13/2018 borrower called in regards to the final modification documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Case terminated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170046463	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called to set up automatic payments and informed the May payment was already made at the bank branch. The borrower was advised the automatic payments start on 6/15/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047052	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  The borrower called in and made a payment in amount of $395.25. The borrower verified that the property is owner occupied and intent is to keep.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a discharged bankruptcy. However, the filing date, chapter filed, case number and discharge date not located in comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170047061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170047076	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  Comments show borrower called requesting a payment history be sent to them.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/15/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show borrower disputed balance owned after they completed their bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047063	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/03/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed a payment that the servicer took twice. The servicer reviewed and reversed the error.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  A Chapter XX discharge was noted in commentary dated 03/30/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2018
170047030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2019.  The borrower advised that they were interested in a repayment plan and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  The borrower called in to make a payment in the amount of $1035.67. Borrower advised property was owner occupied and was not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170047033	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Talk to borrower about TAD borrower states had to reopen bankruptcy file it was closed in error.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Unable to determine POC date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower made a payment for $1,560.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/20/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/09/2019
170046517	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower called in to make a payment in the amount of $640.61.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/14/2019
170043653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  Authorized third party scheduled payment through desktop with agent's assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170047035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047072	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2017.  Borrower called to make a payment in the amt of $529.01.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bk  XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/25/2018
170040581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2019.  The last payment was received on 07/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170043617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043605	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2019.  Called borrower to collect past due amt.  Borrowr promised to pay $1075.12 online on 4/26/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170043646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2017.  Borrower called and wanted to be transferred to another department and call was dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  06/16/2017 Commentary states Bankruptcy closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018.  Borrower stated the final divorce decree shows property was awarded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.  Motion for Relief withdrawn 6/8/15
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043596	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2017.  The customer called in for assistance options as they stated they could not afford the home. The customer ultimately declined options and confirmed they would rather sell the home to obtain the equity.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK case, discharge date and chapter was not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047077	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called to make a payment in the amt of $1109.95.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.  BK XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170043645	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower called in and did not commit to pay stating could not continue with the call and advised will call back.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/24/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 07/24/2017.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Customer had previously filed a Chapter XX bankruptcy that was reaffirmed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  The borrower called in about a doubly-drafted payment. The servicer opened appropriate work orders.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043580	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The borrower called in regarding the appeal process and then requested to speak with collections.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/09/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower filed an Equal Credit Opportunity Act (ECOA) and Fair Credit Reporting Act (FCRA). Borrowers complaint was due to the lack of reporting of payments post Bankruptcy Chapter XX discharge. The resolution was an accurate report since the borrower's had only obtained reaffirmation in regards to other loan and not current loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Borrower had to file a reaffirmation on this account in order to have the payments be reported to the Credit Bureau Reporting Agencies. Account was removed from bankruptcy on 04/29/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170043565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2017.  Borrower called to get requirements for removing XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043589	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170043569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170043544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called in and said will pay before grace period expires.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170040521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower added one time draft payment of $955.71.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170043545	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017.  12/27/2017 - Borrower called regarding general status of loan - discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043536	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Borrower made a payment to account in the amount of $457.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170040575	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Borrower called about a letter received from a different bank.  Borrower was advised why letter was received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043511	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  Borrower called to make payment in the amount of $735.25 with check by phone on 03/06/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No other BK info evident
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170043547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2018.  06/25/2018 inbound call borrower inquiring about escrow shortage, borrower scheduled payment  $806.14
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170043503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2017.  Borrower called with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043520	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  Borrower states that they were prepared to send in the final modification documents. The agent gave the borrower the mailing address to send in the modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170043502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  01/17/2018 Commentary states Bankruptcy discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170043496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The borrower called in called in regarding modification. After agent educated the borrower on modification process the borrower did elected not to apply today. The agent and borrower also discussed refinance. The agent advised that they are not reporting past due payments due to discharged bankruptcy. The agent advised borrower of financial health review and the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a discharged bankruptcy. However, the chapter filed, filing date, case number and discharge date not located in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170043540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The  borrower was contacted to collect on the past due payment. The borrower advised the RFD is due to an illness and made an active repayment plan payment for $1,075.77.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2019.  The borrower stated they cannot commit to pay and are not interested in home preservation.  The stated the reason for default is marital problems.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to wildXXXXs noted on XXXX. No damages were reported.	08/31/2019	08/20/2019
170043573	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called in to find out why the bankruptcy was not released and was advised that the bank needed to wait for the court to release the bankruptcy. Borrower  also asked how they can assume to loan and was advised as long as the loan is in bankruptcy they will be unable to do so. Borrower asked when is the next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 08/29/2017 due to XXXXX. Bankruptcy was discharged XX/XX/XXXX.	08/31/2019	09/02/2019
170043481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower called in and made a payment in amount of $804.00 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/29/2017 reflects that the property is located in a disaster area due to XXXXX XXXX.	08/31/2019	08/22/2019
170043500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170043491	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower called in for a status update. The servicer transferred the borrower to the appropriate department.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  The loan is performing under a plan that was confirmed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to a disaster noted on 10/13/2016. No damages were reported.	08/31/2019	09/03/2019
170043514	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Outbound call to borrower to collect past due payment. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170043499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Borrower scheduled a payment in the amount of $1,600.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  On 08/30/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower made a payment with check by phone in the amount of $3,196.77.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2018.  The borrower called to find out the payment and escrow shortage amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  7/19/19-Borrower stated will make a payment in the amount of $1166.56 at the branch on 07/22/19.

08/02/19-Outbound call to the borrower who promised to pay $1166.56 at the branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170043492	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrr called i to make a payment $967.02
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170043535	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019.  Borrower called in to schedule a one time payment to account over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2020.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2018.  The borrower expressed dissatisfaction and requested their most recent six months statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 09/11/2017. No damages were reported.	08/31/2019	07/25/2019
170043438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower called regarding general status of the loan. Advised did not have an active application in loss mitigation. Borrower stated needed the escrow department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dated 12/08/2017 indicates the property is in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	06/02/2019
170043412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  The borrower promised to make a payment of $1,432.46 that same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Could not locate initial filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 09/11/2017. No damages were reported.	08/31/2019	07/09/2019
170043411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower made a one time draft payment in the amount of $787.96
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043454	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  07/08/2019 borrower called regarding late fee resolution.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.  The comments indicated the Motion for Relief was granted XX/XX/XXXX The notes dated 07/29/2019 stated the bankruptcy case was closed. However, on 08/14/2019 the case was reinstated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170047098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  The servicer called the borrower to get photo of data sheet and data plate.  They will take pictures and send them in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170043572	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2018.  The borrower called to make a payment, but needs to have routing and checking information. The borrower stated was told by trustee that they would pay July and August payments and borrower to pay September payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Amended POC filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XXXXX 09/13/2018	08/31/2019	07/01/2019
170047102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2018.  Borrower called in to see if this loan is assumable and was advised it is not.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170043556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  The borrower called to make a payment. Advised waiting for the release date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/16/2019
170040507	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  Borrower called to suspend the automatic draft for this month.  She stated that she will make the payment on 5/17/19 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170040503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a promise to make a payment in the amount of $827.19 at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043424	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  07/22/2019 borrower called stating that the payment tat was made at the branch was to go to escrow not principal, reversed the payment and reapplied corretly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.  The payments are being paid directly by the borrower.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 12/21/2017 due to XXXXX.  Damage was noted to theXXXXand fence.  The borrower stated theXXXXis fixed and did not have enough funds to fix the fence.  Repairs estimated at $3000 and paid out of pocket.  There is no evidence of an inspection to confirm completed repairs.  The damage repair amount is estimated at $3,000.00.  Property repair is in process.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	08/01/2019
170047091	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  The borrower called on 1/3/19  to make a $516.46 payment.  The borrower wanted to confirm the automatic payment withdrawals was set up starting 2/1/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/15/17. No damages were noted.	08/31/2019	07/24/2019
170043476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2018.  Borrower called to make a payment iao $3551.64 and stated reason for delinquency was $slow receivables with self employed business.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  On 4/11/2019, the brrower called to check on why their payments are not set up for autopay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2017.  Borrower call in with question about payments resolution. Borrower requested to combine branch payment with unapplied funds
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170047096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  Borrower called in to discuss final loan modification documents and to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043610	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in discuss payments.  Borrower mailed in payment on 11/10/18 but payment still not cleared her account.  Borrower was advised to give more time as payment sent to is incorrect address fore payments but will eventually get posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Loan cramdown to $250000 with the rest unsecured. 360 month term at 5.25%.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	08/22/2019
170047093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  The borrower called about the final modification completing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170044782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  12/04/17-The borrower called in and made a payment in the amount of $2389.77 over the phone.

08/22/19-The borrower called to see how to  get the account to start reporting to credit bureau, Asked about payments and also refinance, advised the borrower to reach to lawyer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The servicer called and spoke with the borrower ho stated met with the mobile notary yesterday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170044788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Account notes do not provide further information about the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044804	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  BK XX active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170040645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  The borrower called in for a status update on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The case was discharged and closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170044749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  On 07/17/2019 the borrower said they do not want to continue with the review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170044828	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Borrower called in to make payment to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The case was closed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2017.  Borrower called in regarding the amount being paid for homeowners policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170044717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2017.  The borrower called with questions about the payments. Discussed payment history and confirmed that the payment is due in Feb.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Talk to borrower regarding past due amount borrower made payment for $2,340.90 for 8/30/2019 RFD curtailment of income due to borrower states is self-employed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044754	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Borrower made payment in the amount of $1716.60 by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170044715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2016.  The customer called stating their payment for 12/01/16 would not be made but would be made mid January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  chapter not provided in commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044752	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  Borrower made a payment in the amount of $914.33.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170044769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2018.  08/20/2018 inbound call borrower inquiring about payment and the reason for payment reversal, advised wrong account number, borrower scheduled payment $1,200.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170043422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower called on 7/29/19 to make a $2394.34 payment and to set up automatic payments, starting 8/15/19.  The borrower was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy details were provided during the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044702	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  Borrower called in to make April payment and set up automatic withdrawals.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/12/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed payment delinquency as reported to the credit bureau. Account was updated to reflect correct payment date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on October 10, 2016. There was no mention of damages. Loan removed from foreclosure on 01/28/2016 and on 01/05/2017 due to loan modifications.	08/31/2019	06/27/2019
170044690	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower called in regards to payment information, set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The borrower called in and made a payment in amount of $1200.00 and was provided with the confirmation number. The borrower verified that the property is owner occupied and intent is to keep property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a discharged bankruptcy. However, the chapter filed, case number, filing date and discharge date not located in comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170047757	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040475	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Outbound call was placed to borrower regarding past due balance, borrower ptp $754.37 online on 8-23-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044746	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  Borrower states the reason for default was due to their spouse had a cut income and waiting on disability. The disability should begin in February and will catch up at that time. The agent states that if this will take longer please call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Servicer called borrower to collect past due amt.  Borrower promised to pay $1262.69 on 1/24/18.  RFD is borrower had to travel because of a XXXX in the family.  Borrower will be making January payment in 2 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170044655	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018.  Borrower returned call and was advised that there was no reporting due to the account not being reaffirmed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/21/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated the account is not being reported to any credit bureaus. There was a bankruptcy in 2013 but with several programs was able to keep home until employed again. Payments have been made since 2015. Borrower advised that there was no reporting due to the account not being reaffirmed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments state bankruptcy was filed sometime in 2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/23/2018
170044721	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  On 08/13/2019 the borrower called to say not reporting to credit.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/08/2018.  The dispute type is Written and the reason is Disputed account.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Noted on 02/18/2018 bankruptcy indicated was to be removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040470	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018.  Borrower called stated he will be bringing account current without modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044678	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044682	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Authorized third partyXXXXof deceased borrower stated that he lives in the property and property was deeded to him in will.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  No details of the bankruptcy filing date or discharge date, used the last comment date of the bankruptcy discharge and removal on account.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2016.  Borrower called regarding letter for modification and anted more information advised it is a generic letter if they want to proceed. Borrower advised does not want modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The last contact was made on 8/29/2019, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Discharged Chapter XX mentioned on 07/13/2016
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Borrower called in regarding final modification and was advised of foreclosure process, and was told notary set for the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044662	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Borrower called for general account information and promised to pay $1,421.47 at the Branch on 8/23/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/21/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170044652	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/15/2017.  The dispute type is Written and the reason is Bankruptcy/Foreclosure potential litigation.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower stated that the servicer stopped taking payments during bankruptcy in XXXX and they stole the house.  The borrower threatened a lawsuit. The servicer response was they filed a MFR and confirmed that payments were not received. The Loan was modified in XXXX and they could not validate that the house was stolen.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170044747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/14/2019
170044659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  Third party spouse called concerning the escrow and mortgage.  They promised a full payment for February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170043408	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  The borrower called in with a loan maintenance question or concern and was transferred to a specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044963	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2019
170044827	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  Borr called with promise to pay $1182.96 via bill pay on 01/09/2019  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044964	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  Borrower called and made a promise to pay $1519.01 on 1/8/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/18/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/05/2019
170044940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The borrower spoke to the servicer about account status and they intend to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited bankruptcy information available
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  On 02/26/2018 Borrower was called and advised that Loan Modification process was successfully completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  11/14/2016 Commentary states discharged Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/21/2019
170044643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  The borrower called to inform the servicer that they would like to change hazard insurance carriers.  The borrower requested that the servicer put a stop on the disbursement to the currrent carrier until they hear back regarding a change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster 12/20/2017 - XXXXX	08/31/2019	06/28/2019
170040468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The borrower verified their information and declined loss mitigation options.  They made a payment of $1,161.75.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The proeprty is lcoated ina FEMA disaster zone due to XXXXX noted on 09/14/2017. No damages were reported.	08/31/2019	03/04/2019
170044630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  On 7/18/2019, the borrower called in to make a payment and promised to pay by check on 7/24/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  08/22/2016 Commentary states Bankruptcy closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044650	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  The borrower was called to discuss repair status and inspection.  The borrower was concerned as to why the client was calling when the loan was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments dating back to 05/03/2017 referenced a claim was filed for hail damages caused on 04/10/2017. The claim was classified as monitored requiring an inspection showing 100% of repairs completed. Approval was received on 09/26/2017 to endorse and release the check for $9,786.53. A second check for $4,979.30 was endorsed and released at a branch office on 10/11/2017. The notes on 02/06/2018 stated a third check was released in the amount of $4,000. The claim was later closed on 05/10/2018 due to the borrower was current at the time of the damages, and when the claim was filed. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $18,765.83.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170044614	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called and promised to pay $2000 on 5/31/19. On 8/30/2019, borrower called and promised to pay $2000.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044957	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date or discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170044946	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  Borrower called in regarding having ex-boyfriend takeover the mortgage.  Advised borrower that since they were never married it did not meet the conventional definition of family member and he would have to look into purchasing the home from her.  Borrower stated she would like to add ex-boyfriend to the deed and rep provided the phone number to the county.  Advised borrower she would need to remain on the deed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/18/2018
170044959	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  The case is ongoing and the borrower is performing under the Plan confirmed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXXX, noted on 10/19/2016. No damages were reported.	08/31/2019	08/02/2019
170047229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2018.  On 08/01/2018 Borrower called stated had medical issues. Borrower could not promise to pay.  Borrower stated was not working and trying to get disability. Borrower also stated will try to make 2 payments by 08/09/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  08/01/2018 Commentary states discharged Bankruptcy. There is no other information on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170041557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  Closed without discharge on XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: FEMA declared disaster area - XXXXX	08/31/2019	07/09/2019
170047183	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2017.  The borrower promised to pay $559.55 online by 06/30/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  Borrower called wth questions about reaffirmation.  Answered borrower's questions.  Advised not responsible for debt but it can still run the risk of foreclosure activities.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170047166	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Another Chapter XX, case #XX-XXXXX released on XX/XX/XXXXX and case XX-XXXXX released on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	06/05/2019
170047134	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower was called on 5/7/19 to confirm the borrower's name change.  The borrower was asked to resend the document proving the legal name change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  The bankruptcy was released without discharge on XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 03/12/2019 The hazard department received a checked from XXXXX without payment instructions and loss type. There is no evidence of the borrower filing a claim. The claim is classified as non monitored. On 4/2/2019 A check was issue direct to the borrower without lender name in the amount of $1287.05. Payment was for recoverable depreciation.	08/31/2019	07/26/2019
170047130	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017.  The servicer the borrower bankruptcy XXXX regarding the return of the signed modification documents. The XXXX stated will reach out to the borrowers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXXXX Severe XXXXs and XXXXing (XXX) declared on May 4, 2018. There was no mention of damages.	08/31/2019	08/22/2019
170047187	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  On 12/14/2018 Authorized third party called to verify what is needed to prove payments were made on time. Third party was advised Servicer letter and payment history can provide evidence.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/05/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  11/05/2018 Commentary states Credit dispute. 11/09/2018 Commentary shows the dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  11/09/2018 Commentary states Bankruptcy was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047148	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  The borrower promised to pay by 05/20/19 at the branch. Borrower had escrow concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170047145	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2018.  Borrower called to request assistance options.  Borrower cannot commit to pay and is not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 10/26/2018 Placed on FC referral hold for XXXXX. Disaster protection until 1/23/2019. No damage reported.	08/31/2019	05/15/2019
170047128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower called for the loan status. The borrower stated that her bankruptcy was discharged and she is no longer represented by the XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The comments on 07/19/2019 stated the bankruptcy case was closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170047146	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047107	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Borrower called made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower promised to pay $1,251.71 at the bank branch that same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  Prior case XX-XXXXX Chapter XX was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170047144	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  The borrower called in to discuss their payment increase due to their escrow balance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/30/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute was received by the servicer on 3/30/2018 as the borrower disputed their account status and balance.  The servicer researched and found the information in the system of record was not accurate and made the corrections.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170041356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  The borrower called in and scheduled a payment in the amount of $2420.61 for 12/11/2018. The borrower was advised on the risk of foreclosure and stated they would try and make another payment next week or the following week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170041311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170047143	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044600	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2016.  Auhtorized third party was contacted to collect on a past-due loan and borrower said could not commit to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/05/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower complained about payment not applied in March 2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170044949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170047127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2018.  Borrower called in to make a payment and requested extra amount to be applied toward princicpal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower advised rep to call back due to leaving work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170041352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Borrower promise to pay $1,566.28 at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170041538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The agent contacted the borrower regarding the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK info not evident in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/05/2017-Comments indicate that the property was located in a FEMA declared disaster area due to XXXXX which occurred on 09/10/2017. Property damages were repaired on 01/09/2018.	08/31/2019	02/25/2019
170041537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The customer called in regarding a letter received and requested automatic payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  Borrower called in to make a payment and stated reason for payment delay was due to illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170041300	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2017.  The borrower requested no more calls/emails and stated is filing for BK and XXXX will be in contact going forward
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041294	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  Borrower called in payment of $720.80  by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is evidence of a discharged bankruptcy, however date of discharge not referenced.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: No indication of property damage due to XXXXX which occurred on 09/10/2017.	08/31/2019	07/24/2019
170041286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Borrower called to authorize midterm change with their homeowners insurance. Comment dated 12/19/2018 borrower called to change from biweekly payments to monthly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comment dated 05/27/2016 cites the proof of claim was paid in full.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170047119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower was in FEMA disaster are 09/14/2017; no evidence of damages. Prior damage claim was closed 04/06/2017.	08/31/2019	07/09/2019
170047153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called on 8/19/19 to make a $1749.74 payment and was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170041293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  The borrower called to review the general loan status.  Servicer advised them that debt was reaffirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170041295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2016.  The borrower called in regarding a letter they received stating a lien had been placed on the property for delinquent taxes. The borrower was advised to contact the county as taxes were not delinquent as of 10/20/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/24/2019
170046772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  The borrower called in to make payment to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041534	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018.  On 01/22/2018 Borrower called in reference to letter receive stating insurance was not paid. Borrower was advised no payment was sent for Insurance. Borrower was advised agent has the wrong address in the system. The correction was made and payment was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170047160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The co borrower called advised will pay via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170041308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  On 04/30/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK is discharged but no other info given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170041332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Commentary states borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Unable to verify if a POC was filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170040420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  The borrower called in and stated has no more use for loss mitigation department since already has reinstated the account. The agent did go over the workout option. However, stated does not want to take the offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Motion for relief was granter XX/XX/XXXX and is effective 02/10/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170046731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower had an account inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046760	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170041305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2017.  The borrower called in to make a payment. The borrower stated that she locked herself out of the online system. The servicer took the payment and provided a confirmation number and callback number. The total payment was for $1002.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXX- The property was located in a FEMA declared disaster area due to XXXXX. No property damages were reported.	08/31/2019	07/19/2019
170046710	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170046711	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2019.  Borrower called in to make payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170046776	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Notes indicate the borrower called regarding the account payments. The borrower advised will be making a payment on 10/21/2016.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  XX/XX/XXXX-Bankruptcy released.
6/21/2018-Bankruptcy closed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170046745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  The last contact was made on 1/4/2019, in which a third party had a bankruptcy inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The Borrower's last contact  was an inbound call on 08/23/2019. The Borrower made a same day Promise to Pay "PTP"  in the amount of $1,307.96 scheduled  with a check by phone via the Voice Response Unit "VRU".
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Noted throughout comments including 06/06/2019 discharged bankruptcy case; however no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 08/22/2019, there was a reinstatement received from XXXXX XXXX & Casualty issued 08/21/2019 with an effective day of 09/06/2019. No lapse was noted.	08/31/2019	08/23/2019
170041279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170046730	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2016.  The borrower was contacted and made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.  Amended proof of claim was filed on XX/XX/XXXX. Motion for relief was cancelled cited on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170046700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  On 02/14/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  01/04/2019 Commentary states discharged Bankruptcy. There is no other information on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170046686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2018.  Borrower gave verbal authorization for a third party to receive information on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170041519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  An authorized 3rd party called in to check on the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a prior discharged bankruptcy however the details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046744	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046723	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Borrower called with a promise to pay $522.35 thru IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170041319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  The borrower inquired about payments as their payment was returned for insufficient funds.  They were advised the payment will be presented a 2nd time on 2/21/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170046705	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower called in to make a payment of $659.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The comments on 08/26/2019 stated the loan was removed from bankruptcy status.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 04/25/2017 a claim was initiated for XXXX damages caused on 04/06/2017. The claim was classified as monitored. A check for $5,317.50 was endorsed and released at a branch office on 04/25/2017. A drive-by inspection was conducted on 08/28/2017 listing 0% repairs completed. The inspection referenced the property in good condition; however, the interior could not be confirmed. The claim was closed on 09/01/2017 due to the borrower not complying with the inspection requirement. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $5,317.50.  Property repair is in process.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX (XXX) noted on 09/18/2018. No damages were reported. Prior comments on 10/19/2016 indicated the property was previously located in a FEMA disaster zone for XXXXX. No damages were reported.	08/31/2019	09/03/2019
170041313	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2017.  The agent called to advise that the funds have been applied as requested on both loans, New 1098's were issued and amortization schedules have been mailed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/13/2017.  The dispute type is Written and the reason is Misapplication of settlement funds.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The agent called to advise that the funds have been applied as requested on both loans, New 1098's were issued and amortization schedules have been mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  A prior Chapter XX bankruptcy was discharged on XX/XX/XXXX
The details of both bankruptcies were not clearly stated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan Private Mortgage Insurance was dropped on 08/04/2015 based on criteria met.	08/31/2019	02/08/2019
170046661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  06/09/2017 Commentary states Bankruptcy was dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046706	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2018.  The customer called with questions on their discharged bankruptcy. The customer also confirmed they were not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK case, discharge date and chapter was not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170041533	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The comments indicate a prior discharged bankruptcy. The details of the bankruptcy were not clearly stated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046634	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  Commentary states borrower called in to request confirmation that taxes were paid for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170046649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2017.  Borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170046775	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called in to request assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Bankruptcy has been dismissed. Chapte XX, Case# XX-XXXXX; Dismissal date XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170046654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2016.  Borrower call was transferred to customer service and was advised the foreclosure has been removed and the modification process is complete. Borrower called on 11/30/2016 to make payment on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Case terminated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170041281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.  Spoke with borrower, borrower called in to make a payment iao $4331.82
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170041527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  The borrower scheduled payment in the amount of $1131.52
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Condensed notes do not provide filing date, case # or discharged date
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170046659	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/30/2019
170048455	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower stated that the hardship started with the spouse having health issues who moved into a nursing home on 01/16/2019.  The hardship was cited as excessive obligations.  The customer is just getting everything caught up and gets paid every 3rd Wednesday of the month.  The XXXX of the co-borrower was discussed. The homeowner had questions about refinance.  A payment for $1,244.62 was scheduled effective for 08/14/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170048456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048441	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  On 05/09/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK is discharged but no other details given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2017.  Borrower called to inform they would be reinstating the loan today and would be a week late with the June payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mortgage insurance review cited on 06/06/2017.	08/31/2019	07/18/2019
170046728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The borrower called to make a payment of $999.02 for 08/07/2019. Borrower stated had excessive obligations revoked phone numbers to use.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notation on 12/22/2017 reflects the subject property is located in FEMA disaster area for XXXXX (XXX). No damages were reported.	08/31/2019	08/07/2019
170041505	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  Spoke to borrower- made payment by phone. Made current,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.  02/24/2019  confirmation order filed date of release XX/XX/XXXX relief granted.
previous XX-XXXXX, discharged XX/XX/XX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170046643	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  The last contact was made on 3/30/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Per notes dated 11/06/2015, there is evidence of a prior discharged Chapter XX bankruptcy; no additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046666	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2018.  On 07/17/2018, the borrower called to schedule a payment. The call was transferred to specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No additional information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken. Borrower advised not interested in home prevention options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  The borrower asked if modification documents submitted had been received by the servicer; borrower stated may make January payment before the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041296	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called in with questions about payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170041486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  Borrower called to inquire about the bankruptcy status on the loan. Borrower was unable to complete the review for assistance to make a workout decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041526	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  The borrower made a promise to make a payment by 10/19/2018. The servicer answered the borrower's questions about payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/03/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing a payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046626	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  Borrower could not commit to pay and stated reasons for default was due to excessive obligations.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048432	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Comments show borrower contact regarding loan status and payments, promise to pay taken.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  Borrower called in to discuss changing insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/12/2019
170048437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170046737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The customer called in to schedule payment and confirmed they had no interest in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170046680	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2017.  The borrower called in to follow up on the requested a payment history.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/15/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the account details shown on their credit report. the account was researched and documentation sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170046665	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  Inbound Borrower to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170048460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2019.  Customer called and stated she will not be able to make her payment for January until 1/30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170048446	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2017.  Borrower called regarding payment and escrow analysis.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The borrower made a payment by phone. Comment dated 05/06/2019 borrower returned associate call regarding the final modification documents and informed borrower of the reprint. Borrower stated they received the new documents and associate provided notary contact number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170046652	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Bankruptcy is closed.  Zero other details available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170048369	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2018.  The borrower called regarding the HAMP 6th year modification anniversary.  The agent replied that can fill and return the Dodd Frank certification to qualify for incentives.   The customer was assured that can pay anytime during the month since there is a stop on accessing late fees.  The caller stated that pays at the bank to get receipts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 11/16/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX.	08/31/2019	08/29/2019
170048422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  The borrower made a payment by phone for $1,722.49.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2017.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170040424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  The borrower called regarding an email received. The servicer advised it was about returning the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2018.  The borrower called to make a payment on the loan. Borrower was advised that the could set up automatic payment on the loan. Borrower agreed to automatic payment and opened a work order.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170044406	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Borrower called made payment with check by phone for $439.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The customer called to make payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170044392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018.  the customer called to provide a one time draft in the amount of $
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170040425	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2018.  Borrower called in with questions about payments and to verify origination date and payment history. There was no commitment to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048385	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  The borrower called in to make a payment in the amount of $546.78.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170044430	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2019.  The borrower called to make payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170041448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044389	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2017.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Missing original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040422	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower called in and was advised of the modification approval and the monthly payment. The borrower declined the modification due to the increased payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044415	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Prior Chapter XX dismissed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 10/26/2018 Property is located in a FEMA disaster area due to XXXXX. No damages noted.	08/31/2019	08/28/2019
170044597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Borrower made payment in the amount of $2716.75.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048374	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; no evidence of damages.	08/31/2019	08/28/2019
170044407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called in about with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Borrower called in to reinstate the loan, check by phone on 07/25/2019 for $5627.04. The borrower requesting to be set up on ach payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170044330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  The customer called to verify that auto pay was set on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is release from stay granted.  MFR granted XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notation on 05/15/18 reflects the subject property is located in FEMA disaster area for XXXXX (XXX).	08/31/2019	XXXX
170044352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Authorized third party called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XX terminated without discharge.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170041436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  Borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170044339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Commentary states spoke to borrower regarding the status of the account. Borrower advised of promise to pay at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Missing original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170044409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2016.  The borrower called in because they are unable to access the account online to make payment since the loan was modified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040417	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  On 05/24/2019, outbound called. The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170040421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170040416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2018.  The borrower made promise to pay $1439.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  On 06/07/2019 the bankruptcy noted, discharge eligible release on XX/XX/XXXX workstation remains active for pcn review.
Condensed notes do not provide: filing date, chapter or evidence of POC, MFR or reaffirmantion
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044390	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  The borrower made a payment by phone for $107.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170044387	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Inbound call from borrower regarding illness of borrower. Promised to pay $1696.53 by check on 6/29/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Missing original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/19/2019
170044358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The bankruptcy was closed per comments dated 07/29/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/10/2019
170044312	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Borrower called to schedule payment and associate advised borrower as to how to enroll in the biweekly program.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170044347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2019.  The borrower made a payment of $933.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170041421	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Spoke to the borrower and an authorized third party and advised of the loss mitigation review denial and the option to appeal.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/10/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Balance dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044369	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170044282	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/14/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	12/10/2018
170044365	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170044280	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  Authorized third party called to verify inspection appointment. Asscociate informed inspection was completed and final draw was sent. ATP stated they were not happy with theXXXXrepair as the flashing was not put on theXXXXand the final draw did not have their name on it. The borrower called about the escrow overage. The borrower is advised still working on this and will follow-up on Friday, 02/16/2018
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/22/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Collection comments dated 01/22/2019 indicates the borrower disputes compliance condition...account information was verified from the last credit tape on 06/07/2016 and notes copied to clipboard
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comment
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Amended POC filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: This property is located in a disaster area noted on 3/7/19 due to XXXXX. No damages were reported.	08/31/2019	07/15/2019
170044300	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower sent written correspondence requesting 2 years of mortgage statements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170041347	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2016.  The borrower called in and discussed the foreclosure status and modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170044243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2017.  The borrower called on 10/16/17 to inquire about removing the spouse from the loan.  The representative explained the assumption and refinance options and what each of them would require.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044295	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages. Loan removed from foreclosure on 10/01/2014 due to loan modification.	08/31/2019	11/20/2018
170044281	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Borrower made payment in the amount of $2532.10 rfd excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044238	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called stated paid on line, advised reason for default is curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; repairs noted as completed 02/21/2018.	08/31/2019	08/27/2019
170041382	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/15/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The Borrower's last contact  was an inbound call on 08/29/2019. The Borrower made a same day Promise to Pay "PTP"  in the amount of $1,248.49 scheduled  with a check by phone via a Representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 08/30/2019, received Notice of Final Cure.	08/31/2019	08/29/2019
170041345	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019.  The last contact was made on 6/30/2019, in which the borrower scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170044223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  Borrower called and stated she paid her taxes in full she also stated she paid her insurance and just wanted everything verified as she does not want an escrow. Advised I will make sure both are received and updated and will contact her by 1/1/2019 no additional questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No other information regarding bankruptcy except it is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower made a payment by phone for $1,046.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170041378	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2017.  The servicer discussed the general status of the loan with the authorized third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Per comments dated 07/27/2016, previous Chapter XX bankruptcy was filed on XX/XX/XXXX was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170041406	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  The borrower stated they were attempting to apply for a home equity loan with an outside vendor; the vendor has informed borrower that due to the discharged bankruptcy case the loan must be reaffirmed to complete the home equity loan. The servicer advised borrower it was past the time-frame in which the case could have been reaffirmed and there is nothing the servicer can do at this time; servicer advised borrower to contact their bankruptcy XXXX.
On 07/09/2019 the borrower called with questions about reaffirmation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Limited bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170044311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2018.  Outbound, Borrower makes chek payment.  Had NSF sent to manager for possible waiver.  Borrower was unhappy with a payment in October that was auto drafted for the amount due in October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170041381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Borrower called promised to pay $1138.11 4/11. reversed 2/9 principal payment to suspense- will apply payment to post as regular payment to complete April payment. Borrower not interested in loss it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  amended reaffirm filed XX/XX/XX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2017.  Borrower called to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2018.  The borrower called in and inquired on removing their ex spouse from the loan. The borrower was advised that due to the non reaffirmed debt after bankruptcy the loan was not assumable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018.  Borrower called in to discuss reaffirming the loan, not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loss drafts information on the account regarding damage that occurred on 05/08/2017. Damage was caused by hail. Claim is classified as non-monitored.	08/31/2019	07/09/2019
170041391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The borrower made a one time draft payment. Comment dated 05/25/2018 borrower was contacted in regards to their tax line was updated to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  08/16/2019 payment made for $1,019.36
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a discharged bankruptcy. However, the filing date, case number, chapter filed and discharge date not located in comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/14/2017 reflects that the property is located in a disaster area due to XXXXX XXXX.	08/31/2019	08/16/2019
170044196	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2017.  Inbound call from borrower to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170044272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/19/2019
170044183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Inbound call from borrower to review loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170044181	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  Third party called with questions about reaffirmation and was advised loan has been reaffirmed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170043954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  Borrower called expressed concerns with unpaid advance payments. Associate opened task to have an itemized list sent to borrower for the advance payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  Outbound call to authorized third party  to discuss assumption inquiry.  ATP was advised that loan is not assumable and they would need to refinance loan to get his name on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No specifics on the bankruptcy case provided.  Only comments are notes indicating this as a discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  On 7/17/2019, borrower called in and promised to pay $1,839.02
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on XXXX. No damages were reported.	08/31/2019	11/20/2018
170043946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170045037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  The borrower called in about loan not reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170044249	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The borrower could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170044210	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK Closed XX-XX-XX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 09/18/2017 Property is located ina disaster area due to XXXXX. No damages noted.	08/31/2019	06/25/2019
170044178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018.  Borrower called in with a promise to pay $463.42 with a check by phone today and than borrower will go and make another payment at the branch to bring the account current. Discussed loss mitigation options which borrower rejected borrower stated reason for default was excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Very limited information about bankruptcy in collection comments except that it was a Chapter XX and it is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170043935	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/06/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Reporting error found for the co-borrower during the Chapter XX Bankruptcy period. Loan should not have been reporting while the borrower was in active bankruptcy from 5/2012-5/2017. Issue resolved and letter sent to the Credit Bureau and the borrowers.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170043956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  The borrower called regarding second mortgage advised to contact company over the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/03/2019
170043924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower called in payment of $447.31 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There is evidence of a discharged bankruptcy, however date of discharge not referenced.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Hail damage was noted on 05/20/2016 with a date of loss of 05/17/2016. Per comment on 11/15/2016, there was a 95% final inspection.	08/31/2019	07/18/2019
170043922	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called to make a payment of $1236.98.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  Prior Chapter XX case# XX-XXXXX filed on XX/XX/XXXX was dismissed and released on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to get status of bankruptcy.  They were advised that they needed to reaffirm while bankruptcy was still active.  They could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2017.  Outbound call to borrower regarding terms of modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041386	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2018.  The borrower called stating broke leg and is worried will not be able to make payment due 09/01. The borrower further stated looking for assistance for that one month. The borrower was advised that not able to offer a temporary plan but can be reviewed for permanent modification assistance. The borrower was not interested in modification option and ended the call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/25/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit reporting dispute stating the disagree with the servicer reporting the account as not current. Servicer researched the account and the borrower was correct. The servicer updated the account to a current status. No further concerns noted from the borrower; dispute closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Limited bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170043932	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044262	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2017.  On 04/03/2017 the borrower called to discuss a payment that was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Missing notes on filed date, chapter #, and discharged date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170044246	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Borrower called to find out why acct was not reporting on credit karma.  Advised borrower to contact the credit agencies because we show account reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/04/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called and stated account not being reflected on credit karma.  Advised borrower to check with credit reporting agencies and send request in writing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2018.  Borrower made a payment in the amount of $1,032.92 for today and scheduled another payment of the same amount for 01/02/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043931	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  Cramdown completed XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170040631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2017.  Borrower called to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Discharged bankruptcy; date not listed in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043928	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  The borrower stated they will make a payment and will call back later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The loan is in active in Bankruptcy status.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046974	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Non monitored property loss, claim iao $8422.95 received 1/27/16. 5/10/18 100% inspection received. DOL 2/1/15.	08/31/2019	08/08/2019
170045002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  On 05/16/2019, the borrower called to schedule a payment over the phone. The borrower inquired about a potential deferment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170043887	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower called in and made a promise to pay.  Paid $1304.60 with check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There is evidence of a discharged bankruptcy, however date of discharge not referenced.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2017.  The customer provided verbal authorization to speak with the daughter. The daughter requested tax documents to be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  See comments dated 02/01/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170046962	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The Bankruptcy has been discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Borrower contact advised that the final modification documents have been received. Discussed the timeline and process of bringing the account current. Will contact the borrower when all has been finalized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170041501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170046937	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  03/26/19-Commentary states spoke to borrower regarding the escrow account and escrow questions.

08/02/19-The borrower returned call stating that does not want a modification and doesn't have any money coming in, will be getting a settlement in the future.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/24/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is advised in that servicer is reporting negatively to the credit bureau. Borrower was advised that the credit reporting has been suppressed due to the discharged bankruptcy not being reaffirmed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged bankruptcy; Additional bankruptcy - Case# XX-XXXXX; Discharged XX/XX/XXXX; Chapter XX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is evidence of a discharged bankruptcy, however date of discharge not referenced.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2017.  Borrower could not pay, discussed hardship and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2019.  Commentary states spoke with borrower and borrower advised that payment will be made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Discharge date is not listed in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  03/16/19-The borrower called in and was provided with payment information. The borrower made a payment in the amount of $815.74 over the phone.

07/10/19-The borrower called to make a payment of $813.02 via check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170046930	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  Outbound call was placed to Auth3rd Party who then scheduled payment iao $1090.73 and was provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170046931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower advised they are waiting on funds to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower called made promise to pay by telephone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK case, discharge date and chapter was not provided in commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170046933	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170046902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046909	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  Inbound Borrower, transferred to Home Preservation.  Informed of foreclosure status. She requested reinstatement amount and wanted to know what other options were available.  After going over options she advised she should be able to bring current on own by next week.  Reinstatement payment was received 2/12/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/24/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046978	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  Authorized third party called to discuss payments and requested a pay off quote with a good through date of 08/02/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170041472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  Outbound call to collect on past-due loan. The borrower advised he was out of town and would call back to  when he got back in town on the following Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170046897	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2016.  Borrowers XXXX contacted to discuss loan options and declined offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2017.  The borrower called regarding HAMP Incentive Funds and was transferred to Home Preservation. The borrower was advised that the 6 year anniversary will be in November or December 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170044990	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Noted 07/07/2016 a foreclosure sale took place on XX/XX/XXXX; borrower filed bankruptcy on XX/XX/XXXX. Filing was not discovered until 02/19/2009. Due to Stay in place sale was voided. No post-sale Deeds were ever recorded.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  Co-borrower called in to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170043053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  On 03/12/2019 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170046881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2017.  The borrower called in to receive request assistant options. Advised the borrower we would need consent form from their bankruptcy XXXX to discuss options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046873	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2017.  Commentary states the borrower called regarding payment or statement concern.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/05/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing the fees on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  The amended proof of claim was filed on XX/XX/XXXX.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046869	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 8/29/2017; no evidence of damages.	08/31/2019	08/30/2019
170046864	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information available. Bankruptcy was discharged prior to the beginning of the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043043	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2018.  Associate made contact wirth borrower who stated they will bring the loan current on 11/23/2018. On 10/4/2018, servicer spoke with Teressa Gordon and verified her name and provided resolution.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/06/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Case terminated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 10/20/2016.	08/31/2019	07/29/2019
170046858	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  On 08/27/2019 the borrower was called and setup a promise to pay. The borrower called wanting to discuss payments, made a payment of $ 1012.67 online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2018.  The representative received a call from a third party with the borrower on the line, gave one time verbal authorization to provide information regarding loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to XX XXXXs noted on 10/13/17. No damages were reported.	08/31/2019	03/25/2019
170043042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2018.  Borrower made a promise to pay $593.11 on 8/24/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170046939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2017.  The borrower called with questions regarding a payment made for $30,000. The borrower stated $10,000 of the the payment was applied towards the escrow shortage and wanted to know why as she thought the escrow was covered in the bankruptcy. The borrower disconnected the call while the representative was doing research on the matter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/21/2019
170041366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2017.  Borrower called for general payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Nominal information available within scope of assignment. Discharge date is reflected on XX/XX/XX comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170043035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2019.  Borrower called and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043032	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2017.  Inbound call from the authorized 3rd party(spouse) called to make a payment of $749.09 via check by phone & will try to make another payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043039	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046837	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  On 08/02/2019 the borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170041497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower called about reaffirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bk was discharged without reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/24/2019
170046826	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2018.  Comments show show contact from borrower requesting a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments show loan in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041521	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  On 06/28/2019, the borrower called and promised to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/12/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 06/12/2017 for the borrower who was not included in the Chapter XX bankruptcy filing.  Research was performed and found that the status needed to be corrected.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2017.  The borrower called to advise of renewed insurance policy.  The servicer advised of needing a reinstatement letter along with updated policy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/19/2017 Released from FC hold due to XXXXX Disaster	08/31/2019	07/24/2019
170041479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  Borrower called and authorized a payment by phone in the amount of $1509.63 with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary dated 01/22/2018 reflects the property is located in a FEMA Disaster declared area due to XXXXX. The commentary reflects a check in the amount of $439,500.00 was received for damages/loss on 10/12/2017. Damages cited at 95% completed on 09/26/2018 and all funds released. The borrower received additional funds in the amount of $199,722 for upgrades. The check was endorsed and released since the final inspection was approved.	08/31/2019	07/12/2019
170043019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/14/2019
170046783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018.  03/08/2018 the borrower called in to discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Missing filed date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170043011	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Commentary states borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Amended proof of claim filed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170046779	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170041460	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  Borrower called a payment of $2,001.34 through mortgage IVR.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/01/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK was discharged XX/XX/XXXX; however, loan remains in BK status as of 06/30/2019. File has been closed as of 08/30/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/31/2017; no evidence of damages.	08/31/2019	09/03/2019
170043010	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170041454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  A motion for relief was filed XX/XX/XXXX.  Plan confirmed XX/XX/XXXX. In REM Relief was granted XX/XX/XXXX as cited on 07/17/2019.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/19/2017	08/31/2019	09/03/2019
170043007	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower called to schedule a payment for 08/26/2019 in the amount of $1179.42.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170048922	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  The borrower called to make a payment of $5/6/2019 in the amount of $144.78 for 5/6/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048918	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  On 05/06/2019 Borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  07/31/2018 Commentary states discharged Bankruptcy. There is no other information on the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170048917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2018.  The borrower called in stated received the documents and a call from the mobile notary service. The borrower stated spoke with the notary and advised them they just have not went over the documents. The borrower advised that the notary will call back at the beginning of the week and the borrower stated never received a call back. The agent provided borrower with the mobile notary number and advised to call and set up appointment. The borrower was advised of the next steps regarding the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a discharged bankruptcy. However, the filing date, case number, chapter filed and discharge date was not located in comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170043054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.  Borrower was contacted to collect a payment and advised was intending in making a payment but needed to speak with spouse for the payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048899	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Third party called informing the service she is the administrator of the estate and want to name the successor in interest due to the deed was put into another party name.  The servicer discussed the possibility of holding ownership  interest in the property. The servicer advised the bankruptcy was filed before the servicer acquired the loan and the administrator is not liable for the debt and cannot reaffirm the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170043004	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower called and made a promise to pay $579.25 thru desktop.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048893	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  Borrower promise to pay on 05/07/2019 the amount of $627.99.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170041452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Borrower called to make a payment in the amount of $1538.84.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate chapter, case #, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/19/2017- Released from FC referral hold for XXXXX due to Disaster Protection expired. No damage reported.	08/31/2019	05/13/2019
170041447	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2017.  Borrower called in to request the year end statement be mailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170048880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2017.  The borrower made an escrow inquiry. The agent provide an explanation and the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There is evidence of a discharged bankruptcy, however date of discharge not referenced.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170048879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048881	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Comments show borrower was in bankruptcy but it has since been discharged and released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041773	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Comments show contact with borrower regarding  loan status and payments, payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Missing original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170042992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  On 01/03/2019, the borrower called to inquire about the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bankruptcy details not given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170041481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  Authorized third party called in to inquire about homeowners insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017. No disaster damage was reported.	08/31/2019	05/02/2019
170041763	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2018.  On 08/09/2018 the borrower said they will a payment on 08/31/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Active BK
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048931	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower called regarding payment.  Advised the payment completed the plan.  We confirmed that she is no  longer needing assistance and that she will be able to keep making her payment.  Advised the file will be removed once the payment processes which takes approximately 5-7 days.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170042989	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There is no information in regards to the Bankruptcy other than Discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2017.  Borrower called and promised to pay $220.70
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Missing original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  the customer called and provided a one time draft in the amount of $1476.42
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  the customer called and said that he could not commit to a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170042971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  Borrower called in payment of $302.49 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There is evidence of a discharged bankruptcy, however date of discharge not referenced.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Spoke to borrower and advised that we show bankruptcy case was discharged and will not be reported to the credit bureau.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mortgage insurance review cited on 04/10/2019.	08/31/2019	07/24/2019
170041686	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2017.  The borrower called and made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170041690	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  the customer was contacted and a one time draft was provided by $510.28
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170041715	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called and requested the last 12 month payment history for this loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170043407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Borrower notary is unable to meet them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per notation on 03/30/18, the subject property is located in FEMA disaster area for XXXXX.	08/31/2019	08/30/2019
170041683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2017.  Borrower advised would be making another that Thursday in attempt to avoid foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041659	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The last contact with the borrower was on 05/13/2019. The borrower called due to a message left by the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  3/25/15 bankruptcy discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  Borrower called with concern that the mortgage is still not correctly reporting.  Advised borrower that she needs to talk to the credit agencies about the way it is reporting.  She stated she also had concerns about her credit score.  Advised borrower she will need to speak with the credit agencies to find out what is affecting her score.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Unable to locate filing date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170041639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  Borrower called to review workout options, but no plans were started.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170041647	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  On 10/14/2016 ATP had questions about reaffirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK is discharged and not reaffirmed but no other details gvien.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018.  Borrower called to decline loan modification. Stated no interest in extending terms of loan the promised a payment by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No original bankruptcy details provided in the collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170041623	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Called borrower to collect past due amt.  Call disconnected.
07/24/2019 - Borrower called to make a payment in the amount of $1225.00 online by 07/31/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170043403	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  The co-borrower contacted servicer to make a payment of $39.95 towards their escrow account; servicer processed payment and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited bankruptcy details provided; unable to determine any further details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170041621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  Inbound call from Borrower to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 7/27/16 XXXX loss, insured, monitored. Claim check $4329.10. 2/1/17 100% completion inspection received. Prior loss 100% completion received 5/7/15.	08/31/2019	07/18/2019
170041618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041674	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The customer called requesting to speak to the refinancing department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170041605	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  On 08/09/2019 the borrower called to make a payment. The borrower stated they could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Missing the filed number and discharged date
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170043401	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2019.  The customer called  to request a reinstatement quote.  The amount was provided and then mailed. They were not interested in loss mitigation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041585	2	[2] Loan is in Bankruptcy [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called in regards to questions about payments and status of account. Borrower was advised bankruptcy and contractual payments are current and advised of monthly payments due as well as when bankruptcy will end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A monitored insurance claim was filed for hail / XXXX/ lightning damage to the subject on 07/14/2015 for a claim in the amount of $15,502.88.  The recovery check for $14,502.83 was endorsed and released on 05/25/2018.  No evidence of completed repairs was cited as of the review date.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 05/07/2018 reflects that the property was located in a FEMA natural disaster area due to severe XXXXs and XXXXing. No disaster property damage was cited.	08/31/2019	08/16/2019
170041600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170041586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Discharged bankruptcy; proof of claim was filed not date was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2018.  The borrower called in to discuss how to make principal payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 12/28/2017- Released from FC Referral hold for XXXXX due to Disaster Protection expired. No damage reported.	08/31/2019	06/26/2019
170041603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018.  Borrower called with a promise to pay and will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041572	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The customer called in regarding a new claim for hail damage on. The customer was advised of the procedure to endorse a claim. The claim was classed on non-monitored.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041563	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower called regarding funds in suspense and wanted it to be applied to principal.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is filed/under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041656	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 08/29/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	07/30/2019
170041587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  The borrower refused workout assistance and updated contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047006	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Borrower called in regarding Bankruptcy status states it has been discharged and to discuss escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047000	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  An authorized third party (executor of the estate) promised to pay $322.63 by phone on 04/30/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170041156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  On 04/24/2019 spoke to the borrower about their complaint that the balance isn't going down.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Borrower called and scheduled payment with rep via phone- one time pay for 4/16 $1456.63
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045211	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  Borrower advised not interested in assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy discharged XX/XX/XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX 10/09/2018. No damage reported.	08/31/2019	07/19/2019
170045216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  The borrower called to advise that they will make their payment on 08/02/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170041459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018.  The customer called inquiring about payments. The customer made a payment in the amount of $811.88 via check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	03/25/2019
170045190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170043388	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The borrower contacted servicer about misapplication of payments. Also set up payment for the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited bankruptcy details provided; unable to determine any further details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170041660	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2017.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045169	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The agent advised the borrower of the general status of the loan. The borrower stated that he is still waiting on the final modification documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170041957	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170041958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018.  The borrower called in and authorized a payment in the amount of $755.85
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170045161	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  Borrower called and needs the 4/22 payment refunded due to an emergency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2017.  The customer called in regarding a letter received that XXXXX bought the loan and wanted to confirm information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041934	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017.  Third party called in to ask general payment questions about the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  POC filing date not given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on XXXX due to XXXXX.	08/31/2019	02/20/2019
170041926	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170040593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located a FEMA declared disaster area due to XXXXX cited on 12/12/2017, XXXXX, XXXXX in 2016, XXXXX in 2015.	08/31/2019	07/30/2019
170043373	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2019.  Borrower paid by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Missing case #, Chapter #, and dates.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Borrower called in with questions about payments, said paid $402.38 at bank branch on 8/6/2019, then paid $402.38 at bank branch on 8/21/2019. Co-Borrower called in and says can't commit to pay. Borrower states intends to keep the property. Borrower confirms the property is owner occupied. Rep informed caller that due to discharge bankruptcy they are not liable for loan debt, but property lien is still valid and enforceable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170043392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2018.  Borrower called and stated would make payment at the end of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041898	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower stated that he made a payment in the amount of $600.00 at the Branch. The borrower was advised that the payment was pending to post.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 12/11/2018 the borrower advised there was damage to the siding andXXXXdue to the XXXX. The borrower indicated they were making the repairs and were about 30% complete. The cost to repair was noted as $1,500. There was no evidence a claim was filed or repairs were completed.  The damage repair amount is estimated at $1,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/11/2018 reflects the property is located in a FEMA Disaster declared area due to XXXXX.	08/31/2019	08/26/2019
170041897	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018.  The borrower was advised of the modification status and next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged date not provided in the commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170045223	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  Amended proof of claim filed XX/XX/XXXX. Bankruptcy Chapter XX filed XX/XX/XXXX case# XXX dismissed on XX/XX/XXXX for failure to make plan payments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170041887	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower called to make a payment of $1971.38 for 5/14/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Missing case# and dates.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170045219	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2017.  The borrower called to request a change to the due date and was transferred to a specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  No bankruptcy Chapter number was cited in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The homeowner advised on 08/09/2016 that an insurance company cancelled the policy due to the roof.  The customer hopes to replace it in September.  The status of repairs was not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170041859	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2018.  An outbound call was placed to the borrower to collect on past-due loan. The borrower promised to pay $830.45 at bank branch on 07/23/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 8/29/2017; no evidence of damages.	08/31/2019	07/09/2019
170043364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  07/06/2016 Commentary states Bankruptcy closed. There is no other information located in the review period in reference to the Bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170041850	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  Borrower called in about removing the ex-spouse off of the property. They were awarded the property through divorce settlement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold for XXXXX noted 08/29/2017.	08/31/2019	08/28/2019
170043362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower was called on 5/31/19 to be advised that the payments made on 3/25/19 and 4/8/19 were returned and that the escrow buy down offer could not be honored.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The case number was XX-XXXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041845	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2019.  Borrower called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  On 03/19/2019 the borrower requested an escrow analysis and insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  BK is discharged but no other details given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170043361	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041840	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170041831	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2019.  Spoke with the borrower about the benefits of making principal payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold for XXXXX 09/11/2017.	08/31/2019	01/14/2019
170041836	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2016.  Borrower called in with questions about reaffirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on August 25, 2017. There was no mention of damages.	08/31/2019	06/30/2019
170041821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  Borrower was contacted to collect on a past-due loan and borrower stated reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/18/2019
170041817	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  Contact with Borrower, transferred to HPS.  Payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2017.  Borrower called in to get clarity on loan that is not liable for debt due to discharged bankruptcy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170041811	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  The borrower scheduled a payment over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/09/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit report. The servicer has researched the issue and a resolution was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170041801	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170045221	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower called on 08/13/2019 to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/09/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 08/09/2019. A review of the issue was conducted at that time, and it was determined the disputed information was reporting accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170041800	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  Borrower promise to pay $760.90 drafting on 05/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170041802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XX discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170041784	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  Borrower called in to make a payment and was advised to keep on making payments until the modification is complete.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is cramdown.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041827	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments indicate that the borrower has been discharged through bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041786	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2017.  Borrower called in to see why payment didn't draft rep advised not showing payment made. Borrower made payment for $339.56 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170044054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  The borrower was called on 4/25/19  and a payment was requested.  The borrower advised that they recently changed jobs and their pay date is the 25th of each month.  A $992.42 payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170041779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2019.  The borrower called to make a payment of 1283.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170043341	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2017.  The authorized third party inquired about the payment increase.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044031	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The borrower called to check the status of their bankruptcy Borrower's bankruptcy was discharge and no reaffirmation was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170044026	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called made a promise to pay RFD Excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044022	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018.  Borrower wanted to make a payment but was advised of inability to accept payment due to not being an authorized signer on bank account provided. Borrower noted reason for delinquency was due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged bankruptcy was noted on 12/01/2015. No details noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018.  The borrower called and scheduled a $4683.10 payment over the phone.  The borrower was set up for automatic payment withdrawals on the 15th of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 8/29/17 due to XXXXX. The damages were repaired.	08/31/2019	12/30/2018
170044012	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date or discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170044003	3	[3] MI Not Being Paid As Required

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The last contact with the borrower was on 04/23/2019. The borrower wanted to know about assistance options due to increasing payment and to delete escrows from account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/07/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit dispute was received and it was determined the information was accurately  reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170044006	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated XXXX reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	07/19/2019
170043991	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Spoke to borrower- excessive obligations. Called in to make payment- processed  for today's date.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  PRIOR BK REINSTATED
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170043994	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  Borrower made a payment of $514.57 and scheduled another payment of the same amount for 12/23/2018. Borrower noted reason for delinquency was due to illness of family.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/03/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer dispute on fees were noted on 04/03/2017. Borrower requested breakdown of the $200.00 in fees. Dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged bankruptcy XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on XXXX. No evidence of damage noted.	08/31/2019	07/30/2019
170043989	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  On 01/23/2019 Borrower called for a status update on account. Borrower was advised account currently pending discharged Bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  06/28/2019 Commentary states Bankruptcy was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170043981	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043978	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  Borrower called in and wanted to do a modification and was transferred to Bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170041207	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2018.  Called borrower to collect past due amt.  Borrower promised to pay $1162.87 at bank branch on 6/29/18.  Borrower is not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170048640	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2017.  Borrower had a general status of loan inquiry and was attempting to reach the assigned specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048622	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments indicate that the borrower has been discharged through bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	03/25/2019
170048620	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged bankruptcy noted on 09/26/2017. No details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Damage noted with a date of loss due toXXXXon 03/02/2017. Comment on 09/26/2017 reflects all funds released and 100% inspection needed with documentation noting better structural repairs. No evidence of inspection received to justify damage repaired.  The damage repair amount is estimated at $4,282.09.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/22/2017 reflects that the property was located in a FEMA natural disaster area due to a XXXX.	08/31/2019	08/01/2019
170048470	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170041197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170048609	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments indicate that the borrower has been discharged through bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170048596	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area (XXXXX) noted on 3/25/2019 due to severe XXXXs and XXXXing. No evidence of damage(s).	08/31/2019	03/25/2019
170048584	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Borrower was contacted to collect a payment and stated had already made the payment and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Damage caused by XXXXX. Missing XXXX, ceiling water damage due to it.  The repairs were in progress as of 12/12/2017; but there is no evidence of a claim being filed.  The damage repair amount is estimated at $3,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area declared by FEMA. XXX Severe XXXXs and XXXXing (XXX) declared on June 11,2016 and XXX XXXXX (XXX) declared on August 25, 2017.	08/31/2019	08/29/2019
170048579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2017.  Inbound call from Borrower will pay at branch 6/30/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170041922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170048565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  Borrower called and made a payment of $675.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No other information provided except it is Chapter XX and is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area due to XXXXX no property damage noted to property from collection comments dated 10/17/2018.	08/31/2019	01/14/2019
170048568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2018.  Borrower called to and stated will make payment in branch office on 06/25/2018. Servicer advised late fee would be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170048561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170048556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The servicer discussed bankruptcy and credit reporting with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170048483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  The customer called in as they were changing insurance companies and they were assisted with this.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048547	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower made a payment by phone for $750.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048550	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  Borrower advised that they will make a payment at the branch on 01/29/2019 in the amount of $1,650.00. Borrower noted reason for delinquency was due to illness of mortgagor.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharge bankruptcy noted on 02/17/2016. No details noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/08/2019
170048413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  Called borrower to collect past due amt.  Borrower promised to pay $1683.81 on 4/20/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/20/2019
170048509	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Discharged bankruptcy noted on 12/10/2018. No details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  Borrower called to make payment on account. Borrower also requested February payment be applied as payment instead of escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Bk Removed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster are 09/14/2017; no evidence of damages.	08/31/2019	07/30/2019
170041203	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower made a payment in the amount of $955.36 via check by phone with an agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to locate case #, chapter, filing date and discharge date in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041212	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Unable to locate chapter in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170043271	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170043247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  The borrower called in to discuss liability to loan and was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042446	2	[2] Loan is in Bankruptcy [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2018.  The authorized third party was called on 11/16/18 and advised that the modification was completed, due date, and the amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/31/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit reporting.  The credit reporting and term length were corrected.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170042427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  The borrower authorized a payment in the amount of $555.93.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170042426	1	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called regarding the final modification documents.  Provided information to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042393	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  The borrower called in and set up automatic recurring payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.  A motion for relief was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042392	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  The borrower called in to verify that the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  The borrower confirmed their final modification documents were in process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170042366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Borrower stated is interested in a short sale and will think about it and would like to call back tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170040306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2018.  Borrower and servicer discussed final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018.  Borrower discussed return of mod docs
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2019.  Borrower called with an escrow problem/concern.  Agent noted a resolution was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Reaffirmation was denied by the courts as indicated in comments on 12/20/16.  Bankruptcy was noted as "closed" because requirements were not met.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170042284	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2018.  Borrower stated needs to pay XXXX prior to filing the motion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Borrower called in with questions about payments and escrow and was transferred to BK department
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170042272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019.  Outbound to Borrower.  One payment made via phone, 2nd payment scheduled 2/22/19.  Not interested in Home Preservation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170042264	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $1633.93 effective 5/15/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Notes indicate that due to a Sprinkler going off it caused some damage and an insurance claim was filed. The property as a whole is in good condition.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  The borrower called regarding the general status of the loan. The borrower was informed of the foreclosure status. The borrower advised that she received the forbearance agreement paperwork and agree to forbearance. Stated she would be calling back the first of February to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170042251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042250	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2019.  The borrower called to make a payment scheduled on 08/26/2019 in the amount of $1224.27.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170040288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  Borrower called regarding payment change and escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042285	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  05/15/2019 - Called borrower - borrower stated received final modification documents and met with the notary.  Advised borrower notary should return documents this week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170042258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2018.  Borrower can't commit to pay, curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170042256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Spoke to borrower - will go no later than 6/28 to bank to get documents signed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  On 01/03/2019, the borrower called to discuss loan modification process. The borrower promised to send notarized documents by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  The borrower called to request a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  Borrower was contacted to set up an auto withdraw date .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/20/2019
170040283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2019.  The last contact with the borrower was on 04/27/2019. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170042257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2017.  03/24/2017 - Borrower called in to make sure loan was reinstated
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170040282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  The borrower requested a call for the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170042262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  The agent contacted the borrower advised still waiting on what to do with spouse refusing to sign the final documents since the divorce is currently going on.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170040281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  Borrower called regarding billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170042266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  Borrower called in to discuss general account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Borrower called regarding payment- scheduled a payment for one month- will call next week to make another payment. Does not wish to proceed with mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  Borrower inquiry in regards to the title and final documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster first mentioned 9/12/17.	08/31/2019	03/05/2019
170042242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040286	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The borrower called to check status of loan advised in foreclosure no sale date. Advised modification options and liquidation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040290	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Borrower called with a promise to pay $1,674.44  on 8/27/2019 through mortgage IVR.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/22/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the date of first delinquency.  The account was verified and no corrections were made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2019.  Borrower called made payment of $337.93
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/05/2019
170042241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2017.  Borrower called about signing modification documents before seeing notary.  Borrower stated spouse outside of the country and will get a notary with the consulate so that spouse can sign in front of notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170042248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  Borrower was contacted for payment states that a payment was already made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower authorized a payment in the amount of $1015.18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042245	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  Spoke with authorized third party about the status of the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 09/25/2018. No damage was reported.	08/31/2019	08/28/2019
170042253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  Inquiry in regards to the final loan modification documents and notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  Borrower called in and made a payment of $416.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The borrower was contacted and will mail a payment of $1300.10  by month end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170040194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  Notes indicate the borrower called to make a One Time Draft payment on loan account in the amount of $1434.18 effective 7/16/2019. The Agent advised the borrower of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170042239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2018.  Borrower called and made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170040191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  Borrower called in to inquired about the proposed terms and conditions of the trial plan. Borrower declined the workout options as discussed. Borrower stated they will bring the account current on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  Borrower called to schedule payment. Associate made contact with borrower on 06/25/2018 informing of the foreclosure status and informed borrower of the terms and conditions of the trial plan. Borrower accepted the agreement but declined auto drafting from their bank account. Welcome call was completed on 06/19/2018 with coborrower being unemployed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2019.  Inbound Borrower said he paid at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	01/23/2019
170042236	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/10/2018
170042240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2017.  Last contact with the borrower they stated wanted to pay $5000 which was on statement. Reaffirmed and stated will sending in  check tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040187	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  Borrower contacted and advised that we completed the modification and that the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area due to XXXXX no property damage noted.	08/31/2019	01/30/2019
170040189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  Borrower called in to make a payment and stated they will send in extra funds to bring the loan current. Borrower was out of work due to a heart attack.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170040182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2018.  Associate made contact with borrower who stated it was not a good time. Comment dated 08/02/2018 associate made contact with borrower who stated they accepted the repayment plan under the streamline modification program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170040280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower made a payment in the amount of $1,114.48.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/03/2019
170040173	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Borrower scheduled a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170040186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Borrower called in payment for $1,100 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/06/2019
170040175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Outbound call was placed to borrower to collect past due balance and borrower scheduled payment iao $639.89 to be drafted on 8-23-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170040178	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  Borrower called regarding tax line update and servicer completed update.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/29/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer resolved payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170040171	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The borrower called to make a payment of $962.04 for 8/12/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170040172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2017.  Borrower called and asked if there is a 30 day grace period before the next payment is due. Customer also asked why it has taken so long for the modification documents stating she has been working on this for 2 years. I stated i would have to review the loan history before answering the question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170040174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower will make a payment on 8/23/19.  They were offered SPOC assistance but declined.  They have declined obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower called regarding a letter received informing her of the insurance cancellation. The borrower was advised the policy was non-renewable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  Outbound, advised the docs complete and the loan now current.  Advised the next payment due till be 7/1/18.  She explained her daughter is in the house and she plans to put the loan in her name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170040181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2018.  The borrower called and denied the modification. The borrower also made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was filed forXXXXdamage that occurred on 08/23/2018. The claim was closed on 01/10/2019 due to the claim being reclassified as non-monitored.	08/31/2019	07/25/2019
170040279	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2019.  The borrower made a one time draft payment in the amount of $3109.25
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 10/17/2018 Property is located in a FEMA disaster area due to XXXXX. No evidence of damage.	08/31/2019	04/12/2019
170040183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Discussed with borrower the final modification documents and borrower has set up with the notary and has signed them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2018.  The borrower called in and scheduled a payment for 11/30/2018. The reason for default was noted as excessive obligations. The borrower stated they did not require assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2018
170040167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170040180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/05/2019
170040165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.  Borrower called to discuss account and make a payment with check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017.	08/31/2019	07/22/2019
170040170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2018.  On 09/15/2018, the borrower called to verify account status. The borrower agreed to a repayment plan. The borrower scheduled payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 07/10/2019.  No damage was reported.
			A prior claim was filed for hail damage that occurred on 03/06/2018. The claim was closed on 09/11/2018 due to being reclassified as non-monitored. Claim funds in the amount of $7575.12 were endorsed at the branch on 05/01/2018.	08/31/2019	07/15/2019
170040156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170040160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Spoke to borrower- regarding payment. Advised of flex modification . Borrower declined, did pay balance in full to bring account current,issues with late fees not able to able to be processed right now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2018.  The borrower called to verify if they submitted payment today if it would impact MI removal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  The modification was reviewed and the borrower was reminded to complete the documentation and send it in as soon as possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170040166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  Borrower called in payment for 2/11, $1273.12., reason for default, illness of borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/22/2019
170040161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The borrower called in and authorized a payment in the amount of $797.86.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170040179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  Spoke with borrower regarding loan status. Wanted clarification on mod (final paperwork)Clarified due date, Advised will send in docs  today. Advised will email point of contact for follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170040163	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170040168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borr called regarding the escrow shortage and how did it get to be so large.  He was advised that he changed his insurance and 2 policies were paid causing a shortage. Borr was upset as he felt he was not told the correct amount to pay into the acct so it would be short.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170040157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Borrower called to confirm next due payment did not authorize email contact
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170040277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  The borrower called to set up automatic payments, the call unexpectedly dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170040155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2018.  The borrower called in and made a promise to pay. The borrower also wanted to make sure automatic payments were setup.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170042135	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2018.  On 08/07/2018 Borrower called to change auto pay drafting date to the 15th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 03/08/2018 Commentary states the repairs for damage property are 100% completed.	08/31/2019	01/07/2019
170040145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower called regarding general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170040276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170040185	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Last contact with the borrower they wanted to know about the assumption and how to remove someone off the loan. Borrower was advised that an assumption is a full income and credit inquiry. Borrower stated they would rather do a refinance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/17/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the terms of the modification due to the escrow being incorrect on the modification documents.  The servicer was to adjust the escrow account after the modification to reduce the payment but the borrower refused to sign at the higher payment stating it is illegal to make the borrower pay that amount.  The issue was escalated to the office of the president for review and stated the only payment that was missed was November due to the disaster.  The servicer explained the terms of the disaster forbearance and the escrow shortage to the borrower on 06/22/2018.  The dispute was ongoing through the modification completion.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage due to XXXXX.  Damage was noted to the fence and water damage to the interior.  An inspection was completed on 01/25/2018 noting 50% completion with the sliding glass door and stucco damage remaining to be finished.  The damage repair amount is estimated at $2,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	08/13/2019
170040275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Borrower stated made payment online on 8/17.  Advised borrower of assistance programs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170042133	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Authorized third party called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170040146	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  The borrower called to make a payment of $910.32 for 4/8/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170042143	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  05/28/2019 - talked to borrower - processed payment in the amount of $434.56  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042139	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170042131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170040162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Outbound call was placed to borrower regarding past due balance, agent was able to secure payment iao $800.00 with draft date of 8-30-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170040274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170040147	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2017.  Third party called to advise that the property is being maintained.  Rep advised would note the systems and advised to call back if another notice is posted.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/03/2018
170040153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2017.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Borrower called in regards to process and procedures.  Customer gave verbal authorization to speak with third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Disaster first mentioned 7/7/16. No damage evident.	08/31/2019	08/22/2019
170042144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170040152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2017.  Spoke to Borrower regarding general status.  Borrower was advised that the modification is completed and they are due for March at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170042141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170040158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2018.  The borrower stated they are not interested in a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/03/2019
170042124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower called to request a return shipping label for the final modification documents the servicer requested the shipping label be sent to the borrower via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042138	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2017.  On 08/15/2017 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Borrower called in with insurance questions, but insurance department closed.  Inquiry for Title change due to divorce.  Advised that would be done through a title company and provided to lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170042136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2017.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042142	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170042134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170042128	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Borrower promised to make payment at the branch on 6/5/0219.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/06/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Customer is stating that they are not liable for the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  The borrower authorized a payment in the amount of $3141.32.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170040144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  Spoke to borrower promise to pay 3/27 online. Both borrower and spouse were out of work. Spouse has gone back to work/ Borrower starts next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170042118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower called for general status of the loan. Advised the borrower that the final modification documents are being sent back and submitted and once loan nis brought current will notify.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/25/2019
170042122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
			BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019. Called the borrower advised Modification completed XX/XX/XXXX.	08/31/2019	05/10/2019
170042111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2019.  Borrower promised to pay and discussed hardship
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170042129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2017.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/31/2018
170040148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The borrower stated they have a notary appointment to sign final mod docs on 4/10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170042117	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  The borrower called regarding the reinstatement amount that she requested.  The borrower was informed of the foreclosure scheduled sale date and provided with the figures. The borrower promised to wire the funds immediately and was not interested in work out options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/27/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower wanted to know why her payments were showing as late when she paid on time. An audit and credit adjustment was completed to update the borrower's credit on the next credit tape date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170040149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170042120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  Borrower promised to make payment online on 07/15/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area was declared on 09/10/2017.	08/31/2019	08/13/2019
170042130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018.  On 03/22/2018 Borrower called to inquire status on account. Borrower stated will make payment in May. Borrower has 2 payments left of the Modification plan to bring account current. Rep stated will follow up with Borrower once all payments are completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: 03/05/2018 FEMA disaster declaration date 09/13/2017.	08/31/2019	05/03/2019
170042112	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040273	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower made a a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 09/27/2017 due to XXXXX.  The borrower stated the insurance company won't do anything.  Comments on 12/13/2017 indicate that there isXXXXand fence damage estimated at $8000 and the repairs are 50% complete. There is no evidence of completed repairs. The insurance company covered $4700. The borrower declined the inspection on 01/12/2018 to confirm repairs were complete.  The damage repair amount is estimated at $8,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/20/2017.	08/31/2019	08/05/2019
170042125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  Borrower called in to get the status of the loan modification and was advise it was nearing completion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170042119	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Borrower returned servicer's call and was advised account was current and there was no reason for a call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/09/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit dispute and the servicer validated information and disputed information is accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/18/2019
170042127	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2018.  Agent spoke with borrower regarding redraft of modification documents due to borrower's name was missing from notary acknowledgment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170042126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2016.  On 11/8/2016, the borrower called and scheduled a payment for the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 12/20/2017. No damage is reported.	08/31/2019	07/11/2019
170042107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042123	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The borrower authorized  payment in the amount of $1492.50
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 11/27/2017 the borrower notated a leak in theirXXXXand damaged windows due to XXXXX. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/15/2019
170042114	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2017.  Borrower was notified that when the reinstatement quote was issued that the only fees that were included and charged was $146.60 and $147.50 in XXXX fees. The borrower also was not satisfied with the customer service that she received and the misquote of the reinstatement amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/06/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing corporate advanced.  A response letter was sent out from the office of the president on 06/14/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170042099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/04/2019
170042108	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Third party was advised that the modification was completed and the loan was current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called in and made a promise to pay on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170042113	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The borrower called to confirmed and was advised that she already had a payment on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  Borrower called to make a payment.  Borrower declined assistance and advised her of the consequences.  Borrower gave 30 day authorization to speak with XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042106	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170042093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  borrower called made payment $1,001.03
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170042102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170042105	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170042089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  Borrower called in and made a payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/23/2019
170040272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2018.  The borrower called to see about paperless billing. The agent advised not a option at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170042100	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2019.  Borrower promise to pay $2,977.86 drafting on 01/22/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170042091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170042103	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The borrower called to verify receipt of reinstatement funds and was advised they were received and foreclosure was removed from the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170042086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Borrower called and made a payment for $1,042.26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	07/10/2019
170042081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Called and spoke with the borrower regarding the final modification documents. Borrower stated that the documents were notarized on Thursday. Advised borrower of what comes next and the payment due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170042092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170042085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower made a payment with the representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX, September 2017, caused a non-monitored claim on borrower property. Insurance company released funds in amount of $10,952.05 XXXXX in October 2018 caused a tree to fall, but borrower did not require assistance or file claim.	08/31/2019	08/29/2019
170042095	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2019.  Borrower called and made a payment in the amt of $1966.14  Reason for delinquency was illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/15/2017. There is no evidence of damage to the property.	08/31/2019	05/01/2019
170042097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The customer called in to make a payment in the amount of $1,290.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	08/29/2019
170042088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Borrower called to state that he would not like to accept the modification and would like to reinstate the account on his own
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  borrower called made payment $603.59
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042069	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2019.  CUSTOMER CALLED IN ASKING IF XXXXX SENT ANYONE OUT TO THE PROPERTY TO INSPECT
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170040271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170042079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  Borrower called in to change the account their auto payments are drafted from
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170042072	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  The servicer called the borrower regarding the completed modification and the next payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX was first mentioned in the comments on 08/29/2017.	08/31/2019	07/30/2019
170042104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  Borrower was advised that the missed payments had been moved to end of the loan resulting in only being due for the month of May. Borrower stated that payment would be made online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  The servicer advised the customer of the foreclosure status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/14/2018
170042083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019.  Last spoke to borrower when they were called to discussed the new modification agreement and next payment due for  the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  The borrower promised to make a payment by the 01/16/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/26/2019
170042078	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  12/21/2018 inbound call borrower inquiring when the next draft schedule fore
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170042063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170042073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018.  The borrower called regarding general status of the loan and to make January trial plan payment. The representative advised of the foreclosure status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 7/10/17. No damages were reported.	08/31/2019	10/10/2018
170042087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  Borrower called in to make a payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170042055	3	[3] MI Not Being Paid As Required [1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.  The borrower was contacted  on 10/19/2019 regarding the status of the repairs. The borrower stated they have not started yet due to unable to find someone to complete the work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for hail damages caused on 09/10/2017 due to XXXXX. A check for $15,553.90 was received on 11/21/2017. The claim was classified as enhanced endorse and release, and the funds were issued to the borrower. A second claim check for $4,252 was endorsed and released on 04/27/2018. The borrower stated on 07/24/2018 theXXXXrepairs were completed, but they were having difficulty finding someone to complete the remaining repairs. On 10/19/2018 the borrower stated they still have not found someone to finish the repairs. Comments on 12/13/2018 stated the claim was reclassified as non-monitored and was closed. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $19,805.90.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	05/06/2019
170042066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  The representative called and spoke with authorized third party regarding the review decision. The representative informed the authorized third party of the foreclosure status. The loan is removed from foreclosure with no sale date. The representative advised that the payment was received and the next payment date is 5/1/19 in the amount of $929.14. The representative transferred the call to the escrow department to determine if there is a shortage/overage and if payment would be adjusted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  Borrower called in regarding payments RFD spouse in jail and she is out of work. Borrower state she mail have to file bankruptcy and not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170042065	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Spoke to non-borrower, borrower passed away XX/XX/XXXX.  The Date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170042044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower authorized a payment in the amount f $1757.71
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042096	3	[3] MI Not Being Paid As Required [3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170042075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018.  The servicer called the borrower regarding the general status of the loan. The servicer advised the modification documents were received and the process was going to be completed shortly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2018
170042076	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019.  Borrower called with a promise to pay $1,632.01 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  On 03/30/2018 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/08/2018
170042059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170042046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018.  Borrower accepted the modification plan and scheduled all 3 payments. Borrower also authorized 3rd party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/24/2019
170042047	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2018.  Called the borrower stated documents were sent out yesterday borrower confirmed documents received. Provided notaries contact information borrower will take name affidavit and have notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/08/2019
170042045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/28/2019
170040270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2019.  Borrower called for assistance in logging on to online account and completed a check by phone effective 1/14/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called to schedule a payment. Call received from borrower on 11/21/2018 to see if they are showing past due, wanted to know if the credit is being affected and wanted a breakdown of their payment. Associate informed borrower they were not past due, showing current and discussed what is showing on their billing statement. Comment dated 10/22/2018 borrower called to speak with case owner, stating they have their contact and associate was able to transfer borrower to case owner. Borrower wanted to make payment towards their escrow and case owner informed anyone could have taken the payment. On 09/27/2018 borrower spoke with the office of the president in regards to their escrow and does not understand how there could be such a big shortage and wanted escrow to be removed as they wanted their payment to stay the same and does not have alot of money; executive inquiry was closed on 09/27/2018 and was scared to XXXX the payment was increasing so much. Borrower disputed the taxees were delinquent and then said tey knew the June taxes were due and planned to pay by November. On 08/27/2018 borrower call because the loan was forced escrow due to delinquent taxes. Borrower threatend litigation and also accused servcier of robbery and illegal dealings.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170042080	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 12/06/2017, the borrower reported XXXX damage to the property including trees falling on the home and XXXXed front yard. The borrower paid $2000.00 out of pocket and stated that the repairs are completed; however, an inspection has not been received to verify completion.  The damage repair amount is estimated at $2,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX.	08/31/2019	05/14/2019
170042051	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2017.  Borrower called to make a payment by phone and was having issues. On 10/3/2016 the Borrower called regarding general loan status and processed the final trial payment. The Servucer advised that the final modification documents would be requested and would follow up once the documents had been printed and sent out.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/06/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrowers submitted a written credit report dispute on 9/17/2018, 12/14/2018, 1/3/2019, and 2/6/2019. Borrowers claimed they were not liable for the account as reported. Borrowers names and social security numbers matched the loan documents, and Servicer determined the Borrowers are liable for the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170042068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The borrower called in regarding the general status of the loan and also inquired about assistance options. The servicer reviewed options and emailed the borrower a refinance phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170042062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called and made a payment and had auto-draft setup for 3rd of every month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170042061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2019.  02/16/2019 - Talked to borrower - checking on status of signed and notarized modification documents -- First payment due XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170042043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  0/07/2019 borrower called regarding misapplied payment, reversed payment and applied to March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/01/2019
170040269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  The borrower called with questions on the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/22/2017 due to XXXXX. No damage reported.	08/31/2019	05/10/2019
170042053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The customer was called to collect on past due loan. The customer made a payment arrangement in the amount of $2,071.77 to be paid via branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2018.  Inbound call from borrower wanted to know about escrow overage advised loan showing due for 9/1 loan was approved for modification transferred call to escrow department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170042060	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  Notes indicate the borrower called to advise of going to make a payment online but didn't get a date. The borrower also was unable to provide the necessary information to make a workout decision. The borrower couldn't offer a down payment or plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage due to XXXXX.  The borrower noted on 06/12/2018 there are leaks around the chimney and entry way.  The borrower has had different contractors try to determine why it is leaking but is unable to get reason.  The borrower is concerned about the leaks and the estimated costs for repairs is $8179.38.  Borrower stated is about 60% done but will need until October to complete the repairs.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $8,179.38.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 08/31/2017.	08/31/2019	03/05/2019
170042049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  Borrower called in and asked for billing statement. Agent emailed borrower billing statement and changed delivery method of billing statements to electronic.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170042052	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2017.  An authorized third party called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170042054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/23/2019
170042056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  The borrower called regarding final mod documents advised we need them sign and notarize then send back. Borrower advised XXXX is on documents and is deceased advised will redraft documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170040267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower initiated a request to start auto pay on weekly draft starting on 05/23/2019.  A payment for $599.22 was scheduled today.  The hardship was cited as curtailment of income.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170042050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018.  Associate informed borrower the modification was complerte and confirmed borrower had customer service contact information and went over the next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to (XXXXX) XXXXs, straight line winds and tornadoes as cited on 03/08/2019.	08/31/2019	07/12/2019
170040266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  Borrower called in payment for  $1,295.25 and wanted to confirm it was for 5/2019 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170042041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  The servicer spoke with the borrower and provided the total amount due. The borrower advised that illness, cancer, has contributed to the delinquency and then made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  01/02/2019 - Borrower called to make sure auto pay was in place
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170040265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  On 11/1/2018, the borrower called and stated that the notary appointment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170042032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018.  Borrower called in regardingXXXXinsurance letter received borrower statesXXXXcoverage is included with insurance and request free form letter be sent  out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower made a promise to pay to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170042036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170042037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  Borrower called in to check the status of the modification documents that she returned for booking.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/28/2018
170042029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018.  Comments show contact with borrower regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/31/2018
170042033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Borrower contacted made a promise to pay discussed financial situation also borrower stated reason for defaults has been curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170042035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  Called borrower to verify insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170042012	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170042027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The borrower had questions about auto pay documents that he sent. The servicer advised to wait until after the modification has been finalized then request the autopay process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170042034	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  Authorized third party called to check the status of the wire. The third party was advised of receipt/application of wire in the amount of $5108.30 and application of suspense funds in the amount of $10.10. The loan was reinstated.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in a FEMA disaster area for hurrcane Florence	08/31/2019	04/15/2019
170042040	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.  The bservicer called the borrower to discuss the final modification document and advised they were sent out.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/12/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was being reviewed by the servicer over the course of several months. The account was updated on XXXX to reflect the assumption modification. The dispute was still being reviewed per the most recent commentary dated 03/04/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/04/2019
170042028	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 07/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  Borrower promise to make a payment in the amount of $3876.89.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area declared on 09/14/2017	08/31/2019	05/13/2019
170042025	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Borrower called and made a one time payment of $1,288.48.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA natural disaster XXXXX 9/1/2017 no property damage noted.	08/31/2019	09/03/2019
170042010	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Last spoke to borrower regarding modification of the loan and mod was completed on 10/23/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042023	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Outbound call was placed to borrower in efforts to collect past due balance and agent secured payment iao $1484.31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 12/01/2017 of water damages and damage to theXXXXdue to XXXXX. On 12/06/2017 the borrower advised the cost of repairs was $2,800. There was no evidence of a claim being filed or an inspection confirming the status of the repairs.  The damage repair amount is estimated at $2,800.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 08/29/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/28/2019
170042019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  Borrower called in to make a promise to pay payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  The borrower stated the reason for default was excessive obligations and promised to make the payment on 07/26/2019 in the amount of $688.95.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170042021	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called in regarding questions on his escrow account but he did not want a case set up.  The call was transferred to customer service.  He stated he had the funds for May's payment in the amt of $1989.87.  Offered borrower workout options and he declined.  Transferred the call to the escrow dept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170042013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  8/26/2019-Notes indicate the borrower who was not authenticated advised of changing the homeowners insurance carrier. The agent contacted the new insurance carrier and verified all pertinent information for the transition of which the information will be sent over.
The borrower called in and made a promise to pay and verified information with the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170042015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  Borrower called in and stated that thye could not commit to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170042014	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The borrower contacted the servicer on 08/12/2019 to schedule a payment in the amount of $463.95.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170042016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2018.  Called borrower to discuss the payment due on the loan. Borrower said the reason for delinquency was excessive obligation including daughter's college tuition expenses. Borrower promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Borrower called in to make a payment and was not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170040264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Borrower called to update insurance policy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/20/2017.	08/31/2019	08/23/2019
170042020	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  Borrower called made payment $821.23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/14/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	11/22/2018
170042007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  Borrower called in due to missed call, agent advised borrower of the next steps regarding modification processing time frame.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2018.  Spoke to borrower and went over final modification terms
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called in to make a payment for $1,008.44 on 08/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170042026	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  Comments show contact with borrower regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/23/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show borrower filed a credit dispute but did not provide supporting information. No changed made to reporting and servicer closed out their research.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170041999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170042006	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  An authorized third party called in and made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170042001	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/05/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing late payments on the account.  A response was sent to the borrower stating the reporting is accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/11/2017 due to XXXXX.  Claim funds in the amount of $14217.73 were endorse and released at the branch on 11/16/2017.  Damage was noted to theXXXXand windows and drywall.  The borrower noted on 03/12/2018 the repairs were completed and was advised an inspection is needed.  Additional funds in the amount of $2884.65 were endorsed at the branch on 03/21/2018.  The inspection order was cancelled on 04/06/2018 due to no response from the borrower.  The inspection was noted as needed on 04/20/2018.  The damage repair amount is estimated at $17,102.38.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/13/2017.	08/31/2019	08/15/2019
170041991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  The borrower called to inquire if payments are set for 10/1 and 11/1. The borrower was advised that both payments were set for 10/1 and 11/1. The file was noted and there were no other questions from the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/01/2019
170041993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  The customer called inquiring about 2017 and 2018 tax forms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170042022	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  Borrower called in to get a reinstatement amount. Loan status was "active" foreclosure status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170041987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Borrower called to make a payment in the amount of $1967.73. Also updated profile information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  The borrower called in about letter from XXXXX and opt into receiving emails.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/02/2019
170042003	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170041990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2019
170041997	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  On 1/11/2018, borrower Kevin Griffin was transferred regarding general status of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported property damage on 01/11/2018 due to XXXXX.  Damage was noted due toXXXXand water and the cost to repair was $3000.  The borrower stated the repairs were complete.  The borrower stated did not file a claim due to mostly water damage and is not covered.  The borrower refused the inspection on 02/01/2018.  The damage repair amount is estimated at $3,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	07/29/2019
170041995	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  Transferred: Confirmed successor in interest called to inquire about options to assume loan. The successor stated property is currently being rented. The successor was advised that loan is not eligible for an assumption based off of current occupancy. The servicer provided options to refinance or leave loan as is.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/20/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called to check on the account. The borrower stated that the payment was on autodraft and was advised it was setup however the payment came back insufficient funds which cancelled the auto draft. Borrower will go to bank to inquire why funds did not come out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170042024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  Borrower called in to discuss amount due on account, went over amount due and workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170041989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower called to make a payment for $2,542.33.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was filed for XXXX damage that occurred on 04/20/2018. Claim funds in the amount of $6325.35 were endorsed at the branch on 05/26/2018. The claim was reclassified as non-monitored on 11/29/2018 due to being less than $10000.	08/31/2019	07/30/2019
170041984	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  The borrower called to make a payment for $1,501.58.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170042004	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  4/23/2018 Last spoke to borrower when they called to discuss the loan and asked for reinstatement amount for the loan. Loan was referred to foreclosure as the loan was delinquent and borrower stated due business failure due to the XXX XXXXs and the borrower was able to cure the default on 5/1/2018. Foreclosure was dismissed and loan reinstated
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower stated they were impacted by XXXXX due to loss of business in the disaster area and caused curtailed income	08/31/2019	05/17/2019
170041988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2018.  The borrower called and authorized a payment in the amount of $323.15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  Borrower called regarding general status of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170042000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower called in and made a payment. Agent provided borrower with confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170041976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  On 11/13/2018 Borrower was called in reference to payment due. Borrower stated paid online on 11/12/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170040261	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  The borrower verified their name and received assistance with the online account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/28/2018
170041985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  Borrower was contacted to discuss final modification documents and the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170041981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  Borrower called to obtain the notary order number. Spoke to borrower about how the decision was made to decline on the second lien. Set up final trial payment for the first lien trial payment and explained how the final modification documents would be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	03/19/2019
170041977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/11/2019
170041979	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018.  Borrower scheduled a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170041998	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2018.  Servicer placed outbound call to borrower to advise that final docs were mailed out and to be expecting those docs next day. Servicer further provided instructions regarding the execution and return of modification documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 10/02/2017 the property was damaged due to XXXXX. The borrower indicated on 03/22/2018 theXXXXdamages cost $4,000 and the repairs were completed. The borrower also indicated they filed a claim with the insurance company that covered the cost of the repairs. However, no claim documentation was provided, and there was no reference to an inspection confirming the status of the repairs.  The damage repair amount is estimated at $4,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 10/02/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	05/31/2019
170041973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2017.  Borrower spoke with agent discussed account status and made arrangements to pay $1395.33.  Borrower agreed to Loss Mitigation repayment trial plan initial down payment $1395.33.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170041959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower called disputing lapse charge/coverage. The borrower requested insurance policy information and was informed on Lender Place coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170041967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  On 03/06/2019 Borrower was called in reference to payment due. Borrower promise to pay with check by phone on 03/07/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170041980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170041975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2018.  The last contact with the borrower was on 07/17/2018. The borrower was advised of modification terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/27/2018
170041970	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  02/12/2019 inbound call borrower calling to schedule inspection due to XXXX damage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 08/29/2017. 100% completion inspection was received per comments on 02/12/2019.	08/31/2019	03/08/2019
170041978	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  The authorized 3rd party called to check the modification status and was advised that a specialist will return her call wing  24 hours.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/05/2019
170043195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Inbound call from authorized third party. The representative advised the authorized third party that we are needing additional time and will reach out on or before 4/2/19 and also advised in personal estimation may give the authorized third party a call by the end of the week, but can't guarantee it. The representative advised they are still welcome to bring the account current while we review this request. The representative told them not to think that they can't bring the account current just because we haven't completed our review. The representative advised even if they bring the account current we will still look into waiving the fees and other concerns. The authorized third party stated they never received the reinstatement letter and the representative advised will send via fax.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 10/20/17 due to XXXXX. No damages were reported.	08/31/2019	08/13/2019
170040260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  The borrower called on 12/13/17 to discuss general account information.  The servicer agreed to sent the modified tax bill and the prior modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  05/08/2019 - borrower called to schedule payment in the amount of $1000.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/12/2019
170041974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  The borrower scheduled a payment in the amount of $1826.38 on 02/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Collection comments indicate borrower made a payment of 1230.68.  She advised she will work on paying the late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170043200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2018.  On 08/02/2018, outbound call. The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170041972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.  Call and spoke with the borrower, advise the first modification payment will be due on 11/01/2018 in the amount of $762.13, also advised the borrower they have the opportunity to make the payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170041960	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  Borrower called to make payment of $685.13 for 6/29/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/29/2019
170043206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170043202	3	[3] Delinquent HOA Fees	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	09/02/2019
170043194	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called  and made payment $894.66
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/13/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower had payment dispute and dispute was researched and reported was determined to be accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170041963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  Borrower called in to initiate auto draft for 4-15-19 and scheduled payment to be drafted on 3-8-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/10/2019
170043185	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  Borrower called and made payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/12/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Start date dispute, prochamps dispute filed to adjust.  Resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170043207	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  Authorized 3rd party called to request reinstatement quote. 3rd party was advised of loss mitigation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170043197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  Borrower promised to make payment online on 05/11/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170043201	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2018.  Spoke with borrower, borrower stated will make payment online  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 11/22/2017, the borrower reported XXXX damage to the property including roof, garage door and air conditioner damage. The borrower is paying out of pocket and stated that the repairs are in process. There is no evidence of completed repairs.  The damage repair amount is estimated at $2,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: One of the borrowers is deceased; the date of XXXX could not be determined from the comments. The property is located in a FEMA disaster area affected by XXXXX as noted on 09/18/2017.	08/31/2019	08/29/2019
170041971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  The borrower was contacted to secure payment and they made a payment over the phone. The borrower asked about the late fees on the account and inquired if they could be waived. the borrower was advised how one late fee could be removed each year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/15/2019
170041966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017.  Third party called to report a new claim due to water loss on 9/30/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/16/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	02/23/2019
170043186	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  Borrower called with questions about payments.  Call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  The borrower called to make a payment and declined loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  The borrower called in and stated they would make a payment of $1961.53 online on 02/08/2019. the borrower expressed dissatisfaction regarding calls during the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170043198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017.  Borrower made a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170041962	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Borr called to make a payment iao $1060.75  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  05/18/2019 inbound call borrower inquiring about account status, borrower scheduled payment $1469.56
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170043204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/08/2017-Released from Foreclosure hold due to XXXXX. No property damages were reported.	08/31/2019	11/22/2018
170041965	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2019.  Called borr regarding late payment.  BOrr scheduled the payment iao $1085.66.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX on 09/15/2017 No damage to property	08/31/2019	07/16/2019
170043196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  On 05/13/2019   Borrower called to make a payment  o n the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The borrower called to make a payment of $1842.41 for 6/6/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area due to XXXXX. 12/15/17 no longer under FEMA protection.	08/31/2019	07/05/2019
170043183	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018.  The borrower called to make a payment. The borrower stated setup automatic payments a month ago. The borrower was advised showing it is setup and the first draft date is for May. The borrower intends to cancel active plans and cure delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  The comments on 02/03/2017 stated the previous tenants damaged the property; the details of the damages were not provided There was no evidence a claim was filed, and the borrower advised on 02/03/2017 they were not repairing the damages.  Property repairs have not started.  The property condition is poor.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/03/2019
170043179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018.  Borrower called regarding the final modification documents. Agent provided the notary contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XXXXX as noted on 12/15/2017. No damages reported.	08/31/2019	03/18/2019
170043190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  04/08/2019 borrower made a payment, advised auto pay would start in May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170040257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2018.  The agent made contact with the borrower to advise them that their modification was complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170043176	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  The authorized third party called in regarding the year end tax forms. The forms were emailed to the customer  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170043208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Bower called in pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  borrower called made  payment of $1,123.40
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170040258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018.  Borrower called to make payment in the amount of $1804.83.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 10/10/2017; no evidence of damages.	08/31/2019	07/15/2019
170040254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  The last contact was made on 3/29/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/10/2019
170043160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  On 3/6/2019, borrower called and will pay by phone $1948.59 with check by phone,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043159	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/13/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170043170	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  Spoke with borrower, advise borrower that we got his documents back and are working on making the changes to the mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/17/2018.	08/31/2019	04/04/2019
170043166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  07/12/2019 borrower scheduled a payment for 07/16/2019 $500.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called updated reason for default to excessive obligations. Changed payment scheduled from 01/21/2019 to 01/24/2019. Borrower has returned back to work,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170043163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019.  Borrower contact inquiry on all set up for make payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170043178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  Borrower called attempted to review work out decision unable to complete. Discussed total debt due, borrower could not commit to a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Borrower called scheduled a one time draft for 03/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170043175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018.  On 12/169/2018 Borrower called in reference to final Modification documents. Borrower inquired why a new copy was received. Borrower was advised the previous documents were rejected. Borrower stated will get the new documents notarized and returned as soon as possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170043167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2017.  On 1/24/2017 Borrower accepted a promise to pay $1441.58. On 12/21/2016 Servicer advised of the next steps for the modification. Servicer said they would follow up when agreement sent in February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  On 01/18/2018 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170043172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2018.  On 08/20/2018 Borrower called stated promise to pay online on 08/24/2018. Borrower states will make September payment on 09/10/2018. Borrower stated do not need assistance options at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170043164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  Insurance on the loan was reviewed with the borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170043149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/30/2018
170043152	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  12/18/2018 - Called borrower - discussed options - borrower declined
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170043158	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower called and authorized payment in the amount of $1493.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  The borrower was unable to provide info necessary to make a workout decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170043161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  The borrower promised to make a payment in the amount of $
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Borrower promised to make payment via mail on 03/20/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170043165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower called in to request recast, agent advised that the recast process was not eligible per modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170043151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower called  and authorized a payment in the amount of $1354.80
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/14/2017 the account noted, the property is located in a FEMA disaster area of XXXXX.	08/31/2019	05/15/2019
170043140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170043153	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2018.  Authorized third party called requesting a reinstatement quote. Reason for delinquency due to decease of borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170040253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  The borrower contacted the servicer on 05/12/2019 to schedule a payment in the amount of $1,404.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2018.  The borrower inquired about MI removal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170040256	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  Borrower paid by phone and discussed late fee
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/22/2019.  The dispute type is Written and the reason is Name correction.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the spelling on the name on the loan and provided a copy of the XXXX's license. The servcier responded and corrected the name on 4/29/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170043162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2018.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043156	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018.  The borrower called to go over payments due, grace period info, and completed modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170043143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170040251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170040250	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  On 11/27/18 borrower called in to make payment.  Note that all modification correspondence was via email, the last of which being 2/25/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170040263	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.  On 10/19/2018 Borrower returned the Servicer's call. Borrower did not commit to a payment. Servicer advised the account was current. On 10/9/2018 Servicer called to ascertain the status of the final modification documents. Borrower advised they met with the Notary that day. Servicer advised it would take 7-10 days to finalize the modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/15/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 11/15/2018, 11/29/2018, and 12/4/2018 Borrower submitted written credit reporting disputes. Information was updated on 11/15/2018 and 11/29/2018. No further changes were made on 12/4/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170043142	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  The borrower called regarding final mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported property damage on 11/22/2017 due to XXXXX.  Damage was reported to the roof, interior ceiling, and exterior wall and is noted as completed as of 06/20/2018.  The estimated cost to repair was $10000. An inspection was noted as ordered with no evidence of completion.  There is no evidence of a claim being filed.  The damage repair amount is estimated at $10,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	07/29/2019
170043136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  Borrower spoke with agent stated default due to divorce no longer in the home with B1.  The agent and Co Borrower discussed Modification documents and Quit Claim Deed was signed and agent advised to fax over for review.  Additionally, the Modification documents were returned without B1 signature.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 12/20/17 disaster protection expired.	08/31/2019	11/22/2018
170043134	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2019.  A misdirected call received from the customer , as trying to call insurance processing center.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX noted on 12/20/2017, no damage noted.	08/31/2019	08/10/2019
170043148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2018.  5/21/2018-  Borrower spoke with agent discussed account Modification repayment plan details options to pay and terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043155	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The authorized 3rd party called  to schedule a payment of $787.67, RFD is due to illness in customer's family  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170040249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  Authorized third party stated that he will make a payment online by 04/11/2019. She thought automatic payments were set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170043145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  The borrower called in regarding the final modification. The borrower was advised on options to send in the documents and the next payment date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170043131	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  On 01/02/2019 Authorized third party was called to verify intentions with the property. Third party stated will make a payment at the Branch on 01/02/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170040247	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  Borrower called in with questions regarding payment.  RFD is noted as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  spoke with borrower regarding docs needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Disaster - XXXXX	08/31/2019	02/09/2019
170040248	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018.  On 6/11/2018, a third mortgagor called and stated the payment was mailed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170043171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  On 05/31/2019 the borrower was called to make a payment for 3008.90.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043154	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/08/2019.  The dispute type is Verbal and the reason is Escrow dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 07/08/2019 the borrower was disputing their insurance being added to an escrow account stating they pay their own insurance. The borrower requested to have the escrow account closed and provided a refund for any funds disbursed to the insurance company. A response was issued on 07/31/2019 stating the escrow account could not be closed due to the modification agreement, and no refund was available due to a payment has not yet been sent to the insurance company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170043122	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2018.  The successor in interest called indicating an interest in the property due to the original borrower's XXXX. They advised the ownership was transferred to them at the time of XXXX. They stated they have a deed proving their ownership. They stated they wanted to assume the property. They requested payment assistance review. They were informed of the documents needed. They were provided with all needed contact information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2018.  Borrower called in wanting to have the payment drafted on the 10th of the month and was advised to update the request within the local branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170040246	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower paid by phone  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170043124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2017.  On 2/7/17 the borrower called to state the payments will be on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster are due to XXXXX (09/2017), no damage reported.	08/31/2019	07/22/2019
170043130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170043139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  On 6/6/19 the borrower called t make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  Borrower was called and made a promise to pay on account. Agent setup payment on desktop/ website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/01/2019
170043146	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Borrower called requesting loan information regarding the deceased borrower and the probate process. Borrower requesting the tax year documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The third party called for the insurance information due toXXXXdamage. No further details provided. No evidence a claim was filed. No status updates of have been provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2017.  The borrower called to discuss account and will make a payment on 9/25/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170040252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170043135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  The borrower confirmed they have already made their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/08/2019
170043125	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Called Administrator/Trustee for property intentions.  3rd party can't commit payment, property is owner occupied. Intention to keep property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170043127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower scheduled a payment by phone for 05/20/19 and wanted to set up auto pay for the 06/01 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170043129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2018.  Borr called to make a payment iao $2912.61.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170043120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The customer was returning a call. They were informed the modification was in process of being finalized and they would be contacted when it was complete. They were informed of the new payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170043100	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Outbound call was placed to Successor in Interest redgarding past due status. A3P advised that porbate was scheduled for 5-10-18. Agent provided both fax numbers for court docs.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Third party is attempting to do an assumption of the loan.	08/31/2019	08/21/2019
170043109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170043105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The borrower called to make a payment in the amount of $1,442.07
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170043126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2018.  Collection comments indicates borrower called to verify her interest rate was fixed at 3.125.  Agent advised she needed to sign the final modification documents.  Borrower stated  he will send it back in the FedEx envelope.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/24/2018
170043128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The borrower called to make a payment of 1844.45.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170043108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  The servicer spoke to the borrower who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2018.  The last contact was made on 12/28/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170043106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  Borrower called in payment for $2,494.58 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/21/2017-The loan was released from foreclosure referral hold for XXXXX. No damages were reported.	08/31/2019	04/18/2019
170040245	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower called in a promise to pay $1,522.94 on 08/01/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/19/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the credit reported. The servicer reviewed the credit and verified that the reporting was correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170043110	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  call from possible successor in interest- with questions about reinstatement quotes.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/23/2019
170043107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Co-borrower called in and promised to make a payment. Co-borrower not interested in home preservation options. Co-borrower said XXXX injured back and not sure when he can go back to work said not sure if it will be permanent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170043114	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  Third party advised not the successor in interest and wanted phone number removed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  Last spoke to borrower when they were called to discuss the payment on the modification agreement that is being completed Other contact through email and website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX and insurance claim filed and received and according to notes damagesXXXXis 100%% repaired and issue closed	08/31/2019	01/10/2019
170043092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower called regarding property damages. Rep advised would reach out to insurance co. and provided information. The call was transferred to insurance company. XXXXX insurance processing center.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170043118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  On 02/21/2019 the borrower called in regarding modification documents,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170043093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  02/12/2019 borrower called to get status on modification, avised getting documents ready for signing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170040244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  Inbound she needed help with password access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	07/12/2019
170043112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; fence and yard damage noted, no damage to home.	08/31/2019	08/01/2019
170043132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  Borrower advised final documents received and will be meeting with notary today.  Borrower was advised to continue to make the payment each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 8/30/2017 due to XXXXX. No damages reported.	08/31/2019	07/12/2019
170043113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043099	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  The last contact with the borrower was on 02/01/2018. The borrower called in regards to a letter she received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/22/2019
170043086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018.  The borrower stated they were changing their insurance provider.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170043089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  Borrower called in reference to past due account. Borrower stated will make a payment online on 04/25/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/11/2019
170043103	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  On 02/26/2019 the borrower called in to verify payment details resolution.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/21/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower believed the payment was already made and refused to make a payment.  The payment was researched and the misapplied payment was reversed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170043091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX Borrower was called in reference to payment due. Borrower made a promise to pay online on 01/25/2019. Borrower inquired about late fees and was waived one late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  Borrower promised to make payment at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  Comments show contact with borrower regarding loan status and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 10/17/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	05/30/2019
170043088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower made a one time draft payment from their bank account.  They stated their tenant is not paying
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170043101	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower called to make a payment for $1,207.71.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/08/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043104	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/21/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/26/2019
170043070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018.  Borrower called to make a payment. Borrower not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170047269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The borrower called in about a credit reporting inquiry and scheduled a payment over the phone. The reason for the late payments was due to the illness and reduction of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170047267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower called regarding the final modification. Agent advised the borrower of the modification process and steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170047276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  The borrower spoke to the servicer about account status and made a payment.  The borrower has excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  The borrower was contacted to secure payment. The borrower could not commit to pay and the reason for default was noted as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043090	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The last contact with the borrower was on 05/03/2019. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170043081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170047263	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Account executor called in to follow up on a call made to family member (nephew) and was advised the call was made in error.  Executor said the account was still in having the estate resolved.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 10/21/2016; no evidence of damages.	08/31/2019	08/28/2019
170043061	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2019.  The borrower called to make a payment and verify the late fee was being waived and not reported to the credit bureau.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 01/03/2018 their screened in porch as well as theirXXXXwas damaged due to XXXXX. The borrower stated the cost to repair was $10,000 and the repairs were completed. There was no evidence a claim was filed or an inspection was completed to confirm the status of the repairs.  The damage repair amount is estimated at $10,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/08/2019
170047266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2018.  Borrower promised to pay $1,423.48 online on 5/17/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043064	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2018.  The borrower called and promised to make a payment in the amount of $1986.15 via Online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The commentary fated 01/17/2018 reflects property damage to the roof, windows, doors, pool, driveway and patio as a result of the XXXX. Home repairs estimated $16500 and at 60% completion.  The borrower stated no funds were received from FEMA or insurance.  There is no evidence of an inspection confirming repairs are complete.  The damage repair amount is estimated at $16,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	08/05/2019
170047279	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Borrower called regarding a letter they received regarding theXXXXrepair.  The servicer asked about the status of the repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 08/06/2018.  Claim funds in the amount of $656.63 were endorse and released at the branch on 01/02/2019. Additional claim funds in the amount of $962.08 were received on 05/03/2019. The claim is monitored. The inspection request made on 05/06/2019 and was cancelled on 05/14/2019 due to the borrower being non-responsive.  The borrower discussed the status of the repairs with the servicer on 8/12/19.  The repairs are not yet complete.  The damage repair amount is estimated at $1,618.71.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017. The borrower reported property damage on 12/18/2017 due to XXXXX. Claim funds in the amount of $13548.76 were received on XXXX and were endorse and released and noted as non-monitored.	08/31/2019	08/12/2019
170043095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2019.  Outbound, Borrower promised to pay 1/24/19, catching up, new job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047275	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  The borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/04/2018
170043094	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2018.  07/17/2018 - talked to borrower - discussed repayment options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047273	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower called with questions about payments. The borrower promised to pay $864.24 with check by phone  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170043068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  borrower called made payment $862.70.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170043065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  The servicer discussed the loan modification with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170047272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170047265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170047277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170047247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  Borrower in payment for $949.92 for today and borrower set up recurring payments for the 1st of the month starting 4/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. 100% completion inspection was received per comments on 09/24/2018.	08/31/2019	05/06/2019
170047240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  The borrower discussed their financials.  They stated their reason for default was a curtailment of income and confirmed they had made a payment of $944.53 on 05/17/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster Review date of Declaration 10/12/2017. The property is located in a FEMA disaster zone due to XXXX noted on 01/04/2018. Damages to the property have since been verified completely repaired.	08/31/2019	05/24/2019
170047246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2018.  Last contact with the borrower discussed modification documents and borrower had not returned due to waiting on mobile notary. Borrower was given the number and provided time frame once documents come in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047268	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.  The authorized 3rd party promised to make a payment in the amount of $3418.40 at the bank branch location.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049097	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  The borrower called and made a payment in the amount of $946.36  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 11/21/2017 theXXXXand fence were damaged due to XXXXX. The borrower stated the cost to repair was $2,300 and the repairs were completed. There was no evidence of a claim being filed or an inspection confirming the repairs were completed.  The damage repair amount is estimated at $2,300.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/18/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/21/2019
170040242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170047280	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/09/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit report. The servicer has researched the issue and a resolution was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/09/2019
170043084	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2017.  Borrower called and made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170043076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2019.  Borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170043060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Borrower could not pay, discussed hardship and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170043059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  Borrower called in to check status of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170043077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Servicer advised that the notary would take care of the modification documents and went over terms of plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170043067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2018.  On 10/16/2018, borrower will pay via phone initisl  payment $1269.27.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047274	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170043075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  03/01/2018 - Borrower called with general questions regarding modification agreement and process
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/15/2019
170043071	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: One of the borrowers is deceased; the date of XXXX was 01/07/2018. The property is located in a FEMA disaster area (XXXXX) as noted on 09/20/2017.	08/31/2019	08/08/2019
170040241	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  The borrower contacted the servicer on 04/08/2019 to schedule a payment in the amount of $2,264.65.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170049106	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  On 03/28/2018 Borrower called to verify loan status. It was confirmed Modification was approved and completed. Borrower was advised is enrolled in automatic pay with withdrawals for 15th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower stated on 11/16/2017 that damages due to XXXXX included broken windows. The estimate noted was $2000.00. There is no evidence of an insurance claim. The borrower stated that the repairs are complete, but no current inspection was noted to confirm that the repairs were completed. No further updates were provided.  The damage repair amount is estimated at $2,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 8/30/2017 due to XXXXX. On 11/16/2017 the borrower states the property damage was completed.	08/31/2019	05/08/2019
170047271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Borrower made payment $767.15
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/01/2019
170047260	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2018.  On 11/23/2018 Borrower was called in reference to final Modification documents. Borrower stated they were signed with the Notary and sent back already. Borrower was advised of 1st payment 01/01/2019. On 01/24/2018 the assumption of the loan was noted as completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170049101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  Spoke with authorized third party (spouse) calling to make a payment iao $1443.35 with check by phone on 3/4/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170049105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower called in stating they haven't received the final modification documents in the mail. The service rep stated they would get them sent out again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170047238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  Borrower called with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/18/2017 due to XXXXX. No damage reported.	08/31/2019	01/22/2019
170047253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  Borrower called to verify insurance policy information. Borrower changed insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XXXXX as noted on 09/14/2017.	08/31/2019	04/22/2019
170049110	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  8/13/2019-Notes indicate the borrower scheduled a One Time Draft payment for $1283.63 effective 8/13/2019. The agent advised of the payment confirmation number.
Borrower called made payment $1,149.93.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 01/26/2018 due to XXXXX.   Damage was noted to the roof, siding and AC unit.  Estimated repairs were $6000 and should take at least three months to complete.  There is no evidence of an inspection to confirm completed repairs.  The damage repair amount is estimated at $6,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017.	08/31/2019	08/13/2019
170049095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Borrower called in to change processing date of previously scheduled payment iao $64.47 to be processed on 8-28-19 instead of 8-23-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170047250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  The customer declined all home preservation options and planned to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170043069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170047249	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049098	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Borrower scheduled one time draft payment of $1,977.47 for 6/5/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170043063	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  The borrower called in and made a payment in the amount of $5709.74 to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170047262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2018.  Discussed total amount due, borrower promised to pay $2489.82 online on 08/28/2018. Updated reason for default to excessive obligations. Borrower is interested in a repayment plan with down payment with a start date of 08/28/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047245	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The last contact was made on 8/19/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170047258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170049114	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  Borrower called in to schedule their modification trial payments for 3 months, dates; 5/31/19, 6/28/19, 7/31/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/08/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes credit reporting, servicer validated payment history to data reported to credit bureaus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Borrower stated will make payment by 04/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170049086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  On 04/08/2019 the borrower called to pay 246.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2018.  Borrower called regarding status of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/01/2019
170049109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 11/29/17 90 dya disaster relief due to FEMA declaration.	08/31/2019	08/15/2018
170049070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  The borrower spoke to the servicer about modification and was advised that documents were mailed on 26th and notary set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170049113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Outbound call was placed to borrower whom then ptp $1034.83 on 4-2-19 via check by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170049102	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2017.  On 06/13/2017 the borrower was called about modification documents; borrower stated  notary would be completed by days end,  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170049093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  Borrower called to schedule a one time draft for 07/16/2019. Borrower stated tried to make a payment on line and the automated system would not allow a payment. Borrower has had additional expenses due to funeral expenses for family member.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017.	08/31/2019	08/15/2019
170049100	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170040240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary dated 10/19/2017 reflects that the property is located in a FEMA disaster area. No property damage was cited.	08/31/2019	03/29/2019
170049099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170047239	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2017.  The borrower called in and set up recurring automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX XXXX. No damage is noted.	08/31/2019	05/07/2019
170047256	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2017.  Borrower ptp 1389.00 on 4-6-17 via online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/12/2017 the account noted, the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	02/15/2019
170049092	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  The last contact was made on 2/13/2019, in which the borrower scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170049103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  Borrower spoke with agent discussed account status and process to return Loan Modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170047243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2017.  The borrower called in and requested a quote on homeowner's insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170049078	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called in and made a promise to pay by phone in the amount of $1845.86
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/10/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute for payment issues resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (XXXXX) as noted on 09/11/2017. There is no evidence of damage to the property.	08/31/2019	07/12/2019
170047244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2018.  The borrower advised that the notary they were working with wasn't answering their calls and they were going to take the final modification documents to the bank and have them notarized there.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	11/20/2018
170049096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  7/18/2019-The borrower was contacted to secure payment. The borrower made a promise to pay $1120.95 by 07/19/2019 online. The borrower stated they had other obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170049087	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Borrower called to make a payment effective for 05/14/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/12/2019
170043078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  Email from Borrower read 'Thanks T I will make the first payment Feb 1st.'
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170049107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Called borr regarding payment Borr promised to $1198.54. Borr trying to catch up from last years XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170049112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2019.  Borrower called in and made a promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/02/2019
170049094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower called Rep, made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170049108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  The borrower was out of work and is working again.  They made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170049090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170049088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  Borrower stated payment was sent via mail 04/06/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047251	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 12/04/2017, the borrower reported that theXXXXneeds to be fixed and the damage is estimated at $7,000.00. No further details were provided and there is no evidence of an insurance claim or completed repairs.  The damage repair amount is estimated at $7,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX.	08/31/2019	06/06/2019
170049091	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance

[2] Legal Description Issue - Mortgage contained incorrect legal and actions are pending to complete a reformation action	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comments dating back to 02/27/2018 indicated the legal description was missing from the recorded mortgage. A claim was filed as of 06/08/2018. The notes on 08/14/2018 stated approval was received to proceed with legal description on the title report. However, there was no evidence of a reformation being completed regarding the recorded mortgage.  No evidence of resolution
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The notes on 03/22/2018 referenced XXXX damages due to XXXXX. The borrower stated water came into the back door damaging the walls, floors, and door. The borrower stated on 03/22/2018 about 25% of the repairs were completed. There was no evidence of a claim being filed.  There was no reference to an inspection confirming the status of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/15/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/12/2019
170049081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2017.  Borr called regarding mod docs and if she was supposed to keep copies.  Explained the notary would give her copies.  Borr also wanted a copy of her credit report.  Advised she needed to contact XXXXX or one of the credit reporting agencies to get that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170049063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  The last contact was made on 8/8/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170049065	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170047241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  The loan was modified with no payment amount change. The borrower was informed of the loan status and the next payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comments dating back to 09/15/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/21/2019
170049069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  Borrower contacted the servicer to discuss XXX/MIP deletion requirements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	08/14/2019
170049059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower called to inquire about status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170049068	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Borrower called the servicer with regards to a letter she got in the mail from Mortgage Protection Center offering insurance with regards to disability and XXXX wanted to verify if it was from the servicer.  The servicer advised typically sent from insurance provideder.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster Area due to XXXXX on 4/4/18. All Damages have been 100% repaired.	08/31/2019	07/11/2019
170049080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170049082	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2017.  Call and spoke with the borrower who accepted a payment plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 08/29/2017 Property is locate din a FEMA disaster area due to XXXXX. No evidence of damage.	08/31/2019	07/19/2019
170049073	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  The borrower contacted the servicer on 05/28/2019 to schedule a payment in the amount of $1,669.54.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/04/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing late payments for 07/09/2018, 08/07/2018, 09/07/2018. The borrower was under disaster relief and expired 09/30/2018 but were still reported on credit bureau report for month July 2018 - September 2018. The servicer reviewed and on 10/22/2018 the months of July 2018 - October 2018 were suppressed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/29/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX. No damage reported.	08/31/2019	07/25/2019
170049084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  Borrower called in a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170049062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2017.  Borrower called to verify if reinstatement funds were received.  Advised wire funds received, submitted request to cancel foreclosure sale.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX 8/30/17, non-FEMA. XXXXX, no impact to subject.	08/31/2019	07/30/2019
170049051	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2017.  The borrower contacted the servicer on 08/14/2017 to schedule a payment in the amount of $2,130.79.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/17/2019
170049089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  On 11/29/2017 Borrower was called in reference to Modification documents. Borrower stated got notary information and will give them a call. Borrower was advised of settlement time-frame once documents are received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170049064	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The authorized third party called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The successor to the property called on 04/26/2018 stating the property needed renovations to repairs the damages. The details of the damages were not provided. There was no sign of a claim being filed or the damages being repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170049074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  Borrower scheduled a payment of $442.18 for 6/30/2019 through servicer website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: FEMA disaster for XXXXX noted from 09/14/2017 to 12/15/2017.	08/31/2019	06/29/2019
170049067	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The servicer advised the borrower the loan modification has been completed and the loan is now current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170049071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170047255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  8/21/2019-Notes indicate the borrower advised of going to local banking branch to make a loan payment for $1009.31 on 8/23/2019.
Borrower called to advise paid at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170049079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Spoke with the borrower who advised they made their mortgage payment via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170049053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2018.  Outbound call to borrower to discuss final modification documents and 1st payment due date. Borrower advised has appointment set up on 12/06/2018 to sign documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due XXXXX due 9/18/2017. House was not damaged per comments.	08/31/2019	06/28/2019
170049048	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Called borrower to verify homeowners insurance information.  Obtained information from authorized third party.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170049057	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170049075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170049058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/15/2019
170049052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  The borrower is completing modification and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170049043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  Outbound call made to the borrower to collect the past due amount owed. The borrower advise that they cannot commit to pay and a payment plan was not set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170047242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170049042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2017.  On 04/14/2017 the borrower called in to make a payment of 2356.73
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170049055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2017.  The borrower was contacted to secure payment. The borrower made a promise to pay by mail on 11/08/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170049044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The last contact was made on 8/26/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170049056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2016.  The borrower called in and authorized  a payment in the amount of $1753.95; effective 11/03/2016, 12/03/2016 and 01/03/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared Disaster for XXXXX. 8/31/17 protection hold.	08/31/2019	07/09/2019
170049054	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  Borrower called to verify payment, she is able to make April payment today but will also like to start her automatic payments; she was supposed to be set up with auto payments on her last call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/02/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Stated made a payment 6/14 when fee was updated and changes to auto drafting. Payment of $116.86 not reflecting on account.  Lender researched suspense funds, asjustment made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170049046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2018.  The borrower called to make a payment. Promised to pay $1012.08 with check by phone on 9/14/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  Borrower called to make a payment and ask about loan status.  Agent advised of foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/20/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	11/23/2018
170049077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borrower called to discuss the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170049034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX Borrower was called in reference to payment due. Borrower promise to pay at a bank branch on 09/30/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170049045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170049049	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The authorized 3rd party executor called to advise business is slow and to schedule a payment for $1,817.23.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170049050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower called in to make a payment in the amount of $1833.77. Borrower states the reason for default due to illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170049000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  On 12/14/2018 Borrower advised when payment would be made on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170049015	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  On 03/14/2019 Authorized third party called in reference to status on the loan. Third party called to verify if signed Modification documents were received. Third party was advised the documents were received and modification is being finalized.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/08/2018.  The dispute type is Written and the reason is Title issue.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  08/07/2018 Commentary states Title issue dispute. The dispute process was completed and resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/15/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/15/2019
170049023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  The borrower called to check the status of the account as she stated a 3rd party knocked on her door and claimed to have bought the property. The representative reached out to the Foreclosure department and confirmed with the borrower that the Trial plan is active and the Foreclosure is on hold and the property has not been sold.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170049020	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  Borrower  representative called in advised cannot commit to pay gathering details on reason for default went over special assistance options which person declined.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170049025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  On 12/6/2018, the borrower called in about reaffirming the account since the account is now current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170049027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  The borrower's spouse called in to make a payment in the amount of $2,450.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170049037	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Inbound auth party to make payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170049026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  Borrower called made payment $757.64
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170049029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170049033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  Inbound from D to check the status of final mod docs, she sent them overnight.  Confirmed received and discussed remained or process. She advised the mobile notary never contacted her so she went to a branch to have them notarized.  She advised the 11/26/18 payment was for the 12/1/18 payment, and 12/31/18 was for the 1/1/19 payment, advised I would not.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Disaster XXXXX hold 10/26/2018-01/23/2019. No damage noted	08/31/2019	05/17/2019
170049031	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.  Successor returned call, advised she would need to continue to work with A.  om the required documents.  Advised that he was working on the title issues.  Confirmed that my letter was going out today that summarized everything including contact info for the refinancing and assumption.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170049028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2018.  The borrower called the servicer to request a refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on 09/11/2017. Comments dated 11/05/2017 reflect that the borrower filed a claim for damages. Notes dated 12/19/2017 reflect an inspection confirming completion of repairs. comments dated 03/08/2018 reflect that the claim funds were released, and reflect that the claim is in a non-monitored status.	08/31/2019	05/10/2019
170049066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  Borrower called in states made payment for $973.99 online today and request late fee be waived states late due to oversight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170049040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  Comments show contact with borrower regarding modification and how to return docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170049039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2017.  On 3/13/2017, borrower called and promise to pay $445.13 with check on 3/13/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170049009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Outbound call was placed to borrower whom then ptp 1154.18 by mail
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170049047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170049013	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2019.  On 2/7/2019, the customer called in asking about the general status of the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower is deceased; the date of XXXX was 08/11/2015. An Assumption has been completed per comments on 03/08/2018.	08/31/2019	02/20/2019
170049038	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower called in to pay $880.62.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170049014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  7/3/2019-Borrower spoke with agent default stated as out of country, excessive obligation and made arrangements to pay $1271.29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170049030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/20/2019
170049022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170040238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2018.  The borrower made a payment in the amount of $3000.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170049008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2019.  The borrower called in with the promise to pay $3,673.60. Borrower stated excessive obligation as reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments dating back to XXXX indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported. A claim was filed forXXXXdamages caused on 02/07/2017. The claim was classified as monitored. An inspection was received on 0XXXX showing 99% of repairs were completed. The final draw of funds was released on 09/26/2017. The claim was closed on 09/27/2017.	08/31/2019	07/30/2019
170049036	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  Executive inquiry was resolved. Borrower was able to provide limited information that can be released as potential SII. Service agent went over assuming the loan and gave further clarification at to what is needed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170049012	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2018.  Authorized third party had concerns because she through her late fees were paid off. The borrower was advised that she had a payment reversal done in July and was educated on the breakdown of the last payment received. Bot borrowers are deceased. Daughter is executor and occupies property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170048998	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  The borrower amde a one time draft payment in the amount of $489.20  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170049005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  07/29/219 borrower made a payment of $1,013.90
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170049004	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Multiple comments from 08/15/2016 through 12/18/2018 indicated the property was subjected to XXXX damages caused by a FEMA disaster, The notes indicated the property was not located in a XXXX zone and did not have XXXX insurance to cover the cost of repairs. There was no evidence of the repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/13/2016 indicated the property was located in a FEMA Disaster Area. No damages were reported.	08/31/2019	08/09/2019
170049006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2016.  Borrower spoke with agent discussed account and Loan Modification status agent advised stages to completion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/21/2019
170048999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Called borrower and discussed the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170049011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Spoke with borrower, borrower called in to schedule a payment today iao $1411.76
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170049002	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2019.  Spoke with borrower, borrower called in and promised to make a payment iao $586.65 online on 3/18/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170049001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borrower made a payment in the amount of $1065.88 effective 07/15/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX impacted financially but no damage to property.	08/31/2019	07/15/2019
170048996	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2018.  Borrower called in to speak with insurance department  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170049024	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2018.  The borrower spoke to the servicer and made a payemnt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  Thee borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170048986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Spoke to the authorized third party who requested to make a payment over the phone. A payment was taken and the borrower requested removal from assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 09/15/2017. Damages resolved.	08/31/2019	04/22/2019
170049018	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2017.  Third party spoke with the servicer advised the sole borrower on the loan is deceased the property is occupied payment will continue not interested in loss mitigation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2018.  Spoke to borrower when they were called and discussed general accounts information and and review of the modification details
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170049019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower called to advise they are unable to satisfy the plan payment currently due to a curtailment of income but scheduled a payment for $421.40 to be drafted on 7/19/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170049032	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  An authorized third party called on 05/10/2018 to discuss the status of the loan and reinstatement amount.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower stated they met with a notary to execute final mod docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170048981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  The borrower called in along with a branch representative in order to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049017	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170049016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170049003	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The customer stated that they have not yet received the refund of $930. Third party bill pay refunded off the loan on 08/02/2019 may take up to 7-10 business days for the funds to be credited back to their account by their bill pay provider. The loan is performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170048997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  The servicer contacted the borrower with the modification terms the borrower accepts retention. On 02/12/2018 the borrower was denied for assistance from loss mitigation because the borrower was approved for State Agency Hardest Fit funds starting 02/09/2018 through 01/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  The borrower called to set up future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170049010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  On 12/31/2018 Borrower was called in reference to payment due. Borrower stated made a payment on 12/30/2018 and call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170047638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  The last contact was made on 3/28/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/15/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/29/2019
170048985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170048973	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  The borrower had a complaint about why her statement has the year 2042, the servicer advised of the maturity date and the payment amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/31/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Reporting noted as accurate 07/31/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170047642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2017.  The servicer discussed insurance related issues with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower be making a payment with check by phone in the amount of $1130.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Servicer called borrower in regards to  tax line being filled out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170047609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170048966	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The customer scheduled a payment over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170048976	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/17/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was questioning credit reporting. The research was completed and confirmed the reporting was accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  On 11/12/2018 the borrower called in to make a payment of 1158.36.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/03/2019
170048968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  An authorized third party, spouse of the borrower called in and stated they would be mailing payment to bring the account current. The party stated the reason for default was due to waiting on spouse to receive benefits, the hardship has been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170047639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  The borrower contacted the servicer on 05/18/2019 to schedule a payment in the amount of $1,035.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower stated will make payment by phone. Servicer advised of automatic payments beginning 06/14/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  The borrower called in regarding payments and recurring withdrawal. The borrower verified that the property is owner occupied an intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a FEMA declared disaster area due to XXXXX.. No damage reported.	08/31/2019	05/21/2019
170047641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170047640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2017.  The borrower inquired about MI/MIP deletion requirements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170048972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2018.  The borrower advised that the hardship is due to excessive obligations; but is not interested in loss mitigation.  The customer promised to pay $839.61 online.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170048979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  The servicer contact the authorized party (spouse) and reviewed the terms of the modification trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170047626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Borrower made a payment in the amount of $633.42.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170047627	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  On 8/12/19, the servicer returned the borrower's email and confirmed that the August payment  was received.  Instructions on how to make a partial payment on the late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170048963	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  The borrower called in for general account information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170047613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2018.  The borrower called and made a payment in the amount of $760.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2018.  The borrower called to inquire about general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170047628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170047610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018.  Borrower called for the general account status and was advised the new payment has been updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170047632	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Inbound phone call from borrower inquiring about status of loan.  Agent confirmed received reinstatement amount and advised of processing time.  Agent tried to discuss loss mit options to borrower but borrower not interested at this time.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170048982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  Borrower spoke with agent discussed reinstatement amount and foreclosure sale date 5/7/2018.  Borrower required options to pay and agent advised  explained process when  reinstatement funds are received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047629	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  The borrower called to inform of the XXXX of the other borrower. The borrower also made 3 payments and promised an additional payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170047636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2018.  Borrower was advised that the modification was completed and provided borrower with new loan information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170047586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  Agent spoke with borrower, borrower completed a promise to pay in the amount of $806.28 online on 3/17/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property appears to have been located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/01/2019
170047585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018.  Comments show contact with borrower regarding loan status and payments. Borrower was not willing to discuss plan and advised would discuss with XXXX first.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 08/2017); no damage reported.	08/31/2019	07/25/2019
170047646	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  Borr called regarding a letter from XXXXX regarding the private mortgage insurance. She promised to pay $476.09 on April 5th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170047611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Borrower called in and made a promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017.	08/31/2019	07/19/2019
170047619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018.  The servicer spoke with the borrower who had modification questions. The servicer stated a branch would be able to help out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on 09/11/2017. Commentary dated 11/08/2017 reflect that there was water damage to the garage that has been resolved.	08/31/2019	03/25/2019
170047591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170047634	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  Authorized third party called and made a payment in the amount of $399.10.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/29/2019.  The dispute type is Written and the reason is XXXX insurance.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 03/29/2019 the customer was disputing XXXX insurance requirements on the account as they do not believe the property is located in a XXXX zone. The issue was reviewed, and a response was issued on 04/17/2019 advising the property was in a XXXX zone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170047643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2018.  The borrower advised that they will reinstate the loan and do not want loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. The borrower reported 3/4 of the home XXXXed, causing damage in the amount of $35000. The borrower had out of pocket expenses and the damage has been repaired as of 05/24/2018.	08/31/2019	04/11/2019
170047633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  Borrower scheduled a payment to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170047630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/23/2019
170047593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  Borrower promised to make a payment by mail on 07/25/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower promised to pay $1340.15 with check by phone by 03/15/2019. Borrower requested the status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170047622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The customer was offered home preservation options, the customer declined and could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170047625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The authorized third party called for a general status of the account. Also noted not interested in loss mitigation efforts and the tenant is not paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170048965	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018.  The borrower called in to make a payment and stated had multiple XXXXs in the family.  The borrower declined assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/06/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing missing payments and stated two payments were sent according to bank statements but weren't showing as applied to the account.  The borrower was referred back to the bank to file a claim.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170047623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  The borrower authorized a payment in the amount of $698.62; borrower indicated payments would be made online going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170047645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017.  Borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower called in to complain about the FC charges assessed. Borrower feels they are excessive and wanted to see if the servicer would accept a lump sum payment at a lessor amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2017.  Borrower called in with questions regarding the modification unpaid balance and the lender right to the rental income.  All questions were answered and call transferred to customer service to update the borrower's mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  Borrower called in to make a payment in the amount $752.76. Borrower said never got the bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170047624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  The borrower called regarding the insurance claim and to request for the check to be endorsed and released.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/15/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported. A non-monitored claim was filed for water damages caused on 02/23/2019. Approval was provided on 04/11/2019 for the branch office to endorse and release the claim check of $6,899.04 to the borrower.	08/31/2019	07/16/2019
170047600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170048970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170047561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Call to collect the past due amount from the borrower. The borrower promise to make a payment by phone on 07/19/2019 in the amount of $2039.94.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170047579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower made a payment.  They were offered assistance options which the borrower declined.  They have had a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170047572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2017.  The borrower was contacted and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXX Property is located in a FEMA disaster area due to XXXXX. No evidence of damage noted.	08/31/2019	08/27/2019
170047598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  The borrower promised to pay $1,733.84 on 12/07/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/21/2019
170047644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower promised to pay $2503.04 with check by phone.  The borrower stated that once the account is caught up will set-up auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047590	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Outbound call was placed to collect on past due balance, borrower scheduled payment iao $2645.24 to be processed on 8-23-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170047587	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Comments show contact with borrower regarding loan status and payments, promise to pay scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower stated on 11/28/2017 theirXXXXwas damaged along with some erosion in the back yard due to XXXXX. The borrower advised the repairs were completed costing them $1,500. There was no evidence a claim was filed, nor was there reference to an inspection confirming the status of the repairs.  The damage repair amount is estimated at $1,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 11/28/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	06/04/2019
170047594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2018.  Borrower called about property damage being repaired and no inspection is needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  The servicer contacted the borrower for payment the borrower stated the payment  was made online in the amount of $581.58.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170047583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170048974	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170047605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2018.  The servicer called and spoke with the borrower regarding final modification documents. The borrower stated that they met with the notary today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170040237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  An authorized 3rd party inquired as to why the payments increased and updated financials were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170047560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The borrower spoke to the servicer about letter they received about payment increase.  The servicer advised them to disregard and that once trial completed the final modification will include escrows.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan was brought current when the modification was completed.	08/31/2019	08/30/2019
170047565	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170047595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  The borrower was impacted by XXXXX.  The borrower was unable to work due to XXXXing.  The borrower was able to make a few payments after the XXXX but was unable to make the December payment which caused the loan to fall behind.  Options were discussed and the borrower accepted at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments on 9/24/18 state FEMA Declared disaster area - XXXX	08/31/2019	07/15/2019
170047617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX (XXX) noted on 09/25/2018. No damages were reported.	08/31/2019	05/02/2019
170047597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to verify if the reinstatement funds had been received and was advised it was.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170047620	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2019.  The authorized third party called on 01/21/2019 wanting to setup the account on automatic payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to XXXX indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	07/16/2019
170047578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower made a one time draft payment in the amount of $965.32
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2017.  Outbound call to the borrower resulted in their promise to pay $1,038.85.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170047557	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Third party discussed being executor of the estate and assuming the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047576	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  The administrate of the estate called in with questions about the fees and was advised those fees were reversed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170047581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borrower called in to set up a promise to pay payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170047608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Spoke with borrower who made a promise to pay.  Payoff figures viewed/spoken.  Borrower keeping property
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170047631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  The third party called for the notary's information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170047559	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2017.  Authorized 3rd party made a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/19/2019
170047570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Servicer spoke to borrower about final mod docs
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170047568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2017.  The borrower stated that XXXXX reported incorrectly on their credit. The agent advised the borrower to send in a written dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170047616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2017.  Authorized third party called  and  made a payment of $614.93 refused loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170047588	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  Agent called and spoke with the borrower regarding the final modification documents. The borrower signed documents on October 31th with mobile notary will follow up in 2 weeks  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047601	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017.  The call was in regards to auto drafts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170047575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018.  The customer was advised that her account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/23/2019
170047564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2018.  The borrower spoke to the servicer about the account status and to set up payment.  The borrower has had excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  Borrower gave authorization to third party.  Caller viewed and discussed payoff, but no payoff statement was requested or generated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170047553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The borrower called to make of $1224.15 for 08/27/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047567	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170047603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170040236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  On 06/03/2019 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170047566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170047602	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/17/2019.  The dispute type is Verbal and the reason is Disputes amount current balance/past due amount.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer verified and updated information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower called in and made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047541	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  The borrower was advised the modification documents were signed and notarized by the XXXX and are being mailed back today. The borrower was advised the 1st payment is due on 2/1/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2018.  The borrower called advised cannot commit to pay, but not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Outbound call was placed to collect past due balance, borrower stated that she had made payment online to bring account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170047532	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Last spoke to borrower when they were called outbound to collect on past due loan. Borrower stated illness was causing issues and payment was scheduled. Loan is performing but with late fees
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property and borrower was impacted by XXXXX includingXXXXdamages and loss of work of borrower and the loan was modified to assist the borrower. Hazard Insurance claim was filed and unstated amount but repairs stated as 100% repaired as of 11/25/2017	08/31/2019	07/09/2019
170047534	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170049007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Borrower called in and made a payment of $3,833.74 with check by phone. Borrower stated reason for default was curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170047615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Borrower called to set up May payment.  Agent advised modification documents have been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170047546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  Spoke with borrower, borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170045265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  The borrower scheduled promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018.  On 03/16/2018 Borrower called in reference to overage of payment. Borrower was advised it was applied towards April 2019 payment. Borrower was advised of final trial payment and Modification finalization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  On 03/05/2019, outbound call. The borrower promised to sign and return the final documents for the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The commentary dated 12/12/2017 reflects the property is located in a FEMA disaster area; due to XXXXX. No damages reported.	08/31/2019	04/22/2019
170047556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  The borrower spoke to the servicer about the account and will make a payment on 11/23/18.  They have had excessive obligations and will be ok going forward.  They are not interested in assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170047535	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  The servicer discussed insurance related issues with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/16/2017.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the title issue.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/20/2017 reflects that the property is in a FEMA disaster are; due to XXXXX. No damages reported.	08/31/2019	06/06/2019
170047562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower spoke to the servicer and said the reason for delinquency was curtailment of income.  Borrower promised to make a payment at bank branch on 5/31/2019 and says no need for mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/14/18. There is no damage to the property indicated.	08/31/2019	07/30/2019
170047531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2018.  Outbound call to the borrower resulted in their promise to pay $666.42.  Borrower stated excessive obligations is the cause for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/20/2019
170045267	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018.  The borrower accepted the loan modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170045269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Outbound call to the borrower resulted in their promise to pay $1,047.83 via check by phone today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045268	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borrower claims will pay at branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170047543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Outbound call was placed to borrower to collect total amount due, borrower scheduled payment iao $2342.85
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170045263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170047550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower contacted the servicer on 08/01/2019 to schedule a payment in the amount of $1,375.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170047548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called in and made a promise to pay in the amount of $946.09.  The servicer advised the borrower of options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower stated that he met with a notary last week and hassent in the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170045259	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/04/2019
170047537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  The last contact was made on 4/18/2019, in which the borrower stated will make payment online on 4/28/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170047545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170047555	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2016.  Borrower unable to commit to payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045262	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Borrower called to make a payment and advised of hospitalization due to illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170045256	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  Borrower made a payment in the amount of $1039.85. Borrower states that the reason for default was due to excessive obligations.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170042231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  The customer called in for a stop payment IAO $549.18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/03/2019
170045250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170042230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2018.  The servicer called the borrower following up on the modification documents. The borrower stated there was a non identity affidavit with the modification document and had no idea how to fill that out. The servicer advised there are no notes why it was sent, just return the signed modification with the blank affidavit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loss draft check in the amount of $5,748.27 for date of loss 04/14/2017 and was closed on 10/20/2017 following inspection.	08/31/2019	07/16/2019
170045246	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  The borrower called regarding general status of the loan. The borrower requested to speak with a manager due to a specialist hanging up. The call was transferred to the manager.  The servicer discussed payment information and the loan modification with the customer.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/08/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit report. The servicer has researched the issue and a resolution was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/19/2019
170045245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Borrower called into make a payment and reset online password, locked out,  Borrower stated reason for default was excessive obligations and was not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX noted on 9/13/17. Property was damaged however servicer confirmed that repairs were 100% complete on 3/20/2018.	08/31/2019	06/15/2019
170045234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2018.  The servicer made an outbound call to the borrower.  The borrower had questions regarding payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170042233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  Called customer to discuss the total amount due,however the borrower could not agree to a payment arrangement at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047544	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  Third party called in to discuss payments  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170047547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  Borrower called about the final modification documents.  Agents provided him with the notary's cell phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170045258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170045248	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2017.  Third party successor was called to discuss the loan. Third party states intention is to keep the property and went over general information on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170045264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called in and made a promise to pay on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170045249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  The borrower stated they will make a payment of$1,230.45 online on 04/30/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047536	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower called regarding his payment not being drafted from his bank account the servicer advised there was not information regarding an auto draft for payments on file, the call was transferred to customer servicer for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The inspection report dated 08/24/2018 reflects property damage. No claim was filed due to the property being occupied. The details of the damage were not provided and there is no evidence of repair.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170047549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower was contacted and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170045255	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Called and spoke to borrower regarding the past due amount. Borrower promised to pay $1044.56 with check.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170045244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  7/1/2019-Notes indicate the borrower schedule a Promise to Pay payment via online for $1108.02 effective 6/29/2019.

Borrower stated will make payment online on 01/23/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170045260	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The last contact was made on 8/22/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/05/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute was over payment plan not being paid as agreed and was resolved and modification was approved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 10/25/2018. No damage was reported.	08/31/2019	08/29/2019
170042226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2017.  On 01/27/2017, the borrower called to inquire about general account information. The servicer sent an updated escrow analysis to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170045261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018.  The borrower called on 07/16/2018 to discuss the account status stating they wired over the reinstatement funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170042225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  The Borrower called on 01/31/219 about payment options for Mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Borrower stated will make payment online on 02/28/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170045251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower called in to make a payment in the amount of $957.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170045253	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower made a payment of $1,152.55.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170045243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2017.  The borrower called and stated the reason for default was due to the XXXX and wanted to discuss workout options, no plans offered due to borrower not able to make down payment or plan start date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 08/29/2017 the account noted, the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	07/22/2019
170045226	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  The borrower is disputing corporate advance fees on the account.  On 07/25/2018, the servicer advised the corporate advances will remain on the account for the life of the loan as long as they are satisfied by the maturity date,  The servicer provided the borrower information on how to add an XXXX on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/19/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing corporate advance fees on the account.  On 07/25/2018, the servicer advised the corporate advances will remain on the account for the life of the loan as long as they are satisfied by the maturity date,  The servicer provided the borrower information on how to add an XXXX on the account
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2018.  On 11/20/2018 the borrower called in to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  Borrower gave authorization for XXXX temporary verbal authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170045241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2017.  The borrower made a promise to pay $680.90 online on 05/0/52017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170042227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower made a payment of $1582.44 for 3/6/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/03/2019
170045247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Received call from authorized 3rd party who advised that the MOD docs were completed and notarized on 01/25/2019. This was confirmed with XXXX  XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  Authorized third party called to get account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170042222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower contacted the servicer on 05/16/2019 to schedule a payment in the amount of $1,773.80.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170042219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019.  The borrower called to make sure an auto payment had been set up for the March payment.  Confirmed it was set to begin on 03/01/2019.  The agent confirmed that the loan was reinstated; and that the notice to remove the foreclosure status was sent. The homeowner stated that is out of the county and the hardship was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042218	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  On 4/22/2019 Borrower called and accepted a promise to pay $315.96. On 4/2/2019 Borrower called with questions about the final modification documents and escrow. Servicer reviewed documents. Borrower advised they were going to the branch to sign the documents with a Notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The borrower called was advised on 03/01/2019 the March and April payments under the repayment plan were secured.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 0XXXX indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	07/11/2019
170045235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/03/2019
170042211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  The borrower asking auto draft date changed and changed to letter where auto draft was changed to wrong date. The representative contacted another department to change the auto-draft date to 3/15. The borrower declined home preservation options did come out of a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 7/10/17. No damages were reported.	08/31/2019	07/19/2019
170042228	3	[3] MI Not Being Paid As Required [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The notes on 07/18/2017 referenced a claim was filed for hail damages caused on 03/01/2017. The claim was initially classified as non-monitored. A check for $10,225.14 was received on 07/26/2017. A second check for $6,500 was received on 03/06/2018. All funds were released. The claim was reclassified as enhanced endorse and release. The comments stated an inspection showing 90% of repairs completed was needed to close the claim. The notes indicated the borrower did not comply with the inspection terms. A drive-by inspection was completed per notes dated 07/11/2018. Due to the property’s location the entire home could not be inspected without going onto the property. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $16,725.14.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170045229	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170042221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  The borrower called in to make a payment of $2015.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/18/2017 due to XXXXX. No damage reported.	08/31/2019	04/18/2019
170045240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a one time payment in the amount of $510.24 effective 01/18/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045233	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  The borrower called in stating previous representative transferred the call to the Notary Service.  The call was disconnected.  The servicer provided the notary service phone number.  The borrower inquired about final modification documents.  The servicer advised the next payment due is 05/01/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/27/2019
170045230	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The Executor of the estate called on 05/22/2019 regarding a missed call. The servicer advised they were notifying them the mortgage was updated to show the borrower is deceased, and the account was updated showing they were the executor.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments dating back to 04/05/2018 indicated the property was located in a FEMA Disaster Area. No damages were reported.	08/31/2019	06/03/2019
170042198	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The last contact was made on 5/14/2019, in which the borrower scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042216	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2019.  Borrower stated will make a payment on 02/25/19 and dropped the call.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2018.  Borr was in branch with a loss draft requesting an endorsement.  The draft was endorsed and the project is a self monitored because the loan is performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was filed for water damage that occurred on 07/28/2018. Claim funds in the amount of $14232.58 were endorse and released to the borrower at the branch on 09/06/2018. The claim was classified as non-monitored.	08/31/2019	07/17/2019
170042213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower called to promise to pay on 5/9/2019 through pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170042203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042209	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower called to inquire about the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower made a one time draft payment in the amount of $1697.31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045232	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower made a one time payment in the amount of $571.14 effective 07/31/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The servicer confirmed origination documents have been sent to the borrower.  They discussed foreclosure status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170042197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170042196	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  The office of the president contacted the borrower to advised the recoverable fees were valid. The borrower had disputed the fees due to had reinstated the loan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/03/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed fees on the account citing had reinstated the loan. This was resolved on 5/1/2019 citing the fees are valid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170042199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2017.  Borrower called promised to pay $717.11, on 4/5/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042212	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  The customer called in to process a payment for the full amount due. The customer advised they live out of the country and unable to log in online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/19/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  credit reporting for December 2018 was suppressed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2017.  The borrower advised that the spouse was out of work due to an injury which caused a reduction of income.  A payment for $3,818.79 was scheduled effective for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170045242	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  3rd party advised they have the paperwork and will call to schedule appointment to sing them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042193	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Borrower stated was on vacation and missed payment.  Borrower promised to pay online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  Borrower called in. Advised borrower of the assigned specialist and assisted regarding final modification documents. Borrower inquired getting cash out of home. Advised a modification does not allow for cash out of home however an equity loan against the property is a possibility if there is equity in the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170042206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The last contact was made on 8/29/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2018.  Borrower could not commit to pay and provided RFD information to agent. Call was dropped when being transferred to home preservation department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170042207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  Borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042187	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  The borrower called to make a payment.  The servicer noted curtailment of income as RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170042184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  The servicer discussed the loan modification with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170042178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The last contact was made on 8/1/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 07/24/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Called borr regarding payment.  A payment was iao $3282.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042191	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  Borrower will make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170042181	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower made a payment in the amount of $592.00
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/15/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower'sXXXXexpressed dissatisfaction and negative tones towards payment dispute with prior servicer. Based on age of dispute and no further mention of it in the comments, the dispute is assumed resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (XXXXX) as noted on 09/11/2017. There is no evidence of damage to the property.	08/31/2019	06/05/2019
170042194	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2019.  The borrower called in to make a payment of $1,946.80. The borrower stated they were currently unemployed but looking for work. They declined financial assistance at this time with Loss Mit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042195	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170042186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The customer called in with question about their payments. The borrower also promised to pay $1147.08 with check by phone on 6/28/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170042177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Authorized third party called in to make a payment and to verify auto draft is still active.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170042164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower contacted the servicer on 07/12/2019 to schedule a payment on 07/19/2019 in the amount of $437.22.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170042148	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  On 4/9/2018 an authorized third party called about setting up an appointment for that Friday to sign the final modification documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/23/2019
170042159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  Spoke to the borrower and statement information was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area due to XXXXX 08/29/2017. No damage reported.	08/31/2019	03/28/2019
170042152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  The borrower called and made a promise to pay by phone today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042161	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Third party called to make a payment.  They expressed conern with payment methods.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170042160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170042172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2017.  The borrower called the servicer and advised accepted the terms of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170042171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018.  Unauthorized third party the borrower daughter, called in inquiring about estate planning. She will send us a copy of the deed showing she is vested and her power of XXXX to written correspondence.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042155	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  Authorized third party called for account status.  Agent advised loan is in litigation and all communication should go through counsel.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017. No damage was reported.	08/31/2019	07/26/2019
170042169	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018.  The borrower disputed a payment application.  Owner occupancy was verified and contact information was updated.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/10/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed a payment application of $1,300.00 towards the principal balance on 10/22/2018 be reversed and reapplied as a regular monthly payment for December.  The remaining $40.35 could be posted towards the principal balance.  The correction was processed on 12/11/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 04/17/2017 reflects that the property was located in a FEMA natural disaster area. No property damage was cited.	08/31/2019	08/01/2019
170042182	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  The borrower called and made a 2 payments. Also noted lives in the property and experiencing excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2017.  Commentary states borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170042168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  The borrower called on 05/01/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170042146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  The borrower called to make a payment in the amount of $1341.55 dated 10/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX area but no damage reported.	08/31/2019	06/27/2019
170042154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170042167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  The borrower informed the servicer on 03/04/2019 of being unable to make a payment due to a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The borrower wanted to review the account status. The modification was being finalized and the borrower will be notified when it is complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170047524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2017.  Borrower was called for delinquent loan call and made a payment over the phone with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170042175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170042147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170042165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2018.  On 12/24/2018 Borrower was called in reference to final documents. Borrower was advised of notary meeting and how payments can be automatically set up going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2018.  The borrower called and promised to pay $718.61 dated for 11/23/18 .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster due to XXXXX 8/29/17. No damage reported	08/31/2019	07/13/2019
170042163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  Borrower called request assistance options. Borrower deleted auto draft due to changing banking account and promised to $538.12 pay by 02/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/29/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX. Damage was reported and has been repaired and claim was closed 02/06/2018.	08/31/2019	05/30/2019
170042150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2018.  The borrower called to verify the status of a refund due to a double payment to the insurance company.   The customer plans to add the refund tothe escrow account at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower was advised on 03/06/2019 their payment to reinstate the loan was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170047522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  Borr called to make a payment iao $255.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170042183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower promised to pay $554.54 on 08/14/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower called to make a payment in the amount of $384.90
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/27/2019
170047530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  Borrower advised he just received the final modification documents and he scheduled a  payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042156	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2017.  The last contact was made on 1/27/2017, in which the borrower discussed the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 1/10/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	12/26/2018
170047529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Last spoke to borrower on 4/1/2019 when they were called regarding modification of the loan and discussed borrower would make extra payment to keep the loan out of default. Issues were do to slow down of his business so curtailed income. Appears modification was completed XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/19/2019
170047504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called and made a promise to pay at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170042145	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170047493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  Borrower called with questions about payments and insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170047489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The borrower called to make promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2016; no evidence of damages	08/31/2019	08/27/2019
170047494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2017.  Borrower called to schedule a one time payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042157	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower made a one time draft payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower made a payment, discussed hardship and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170047496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  Borrower states the funds from auto draft will be available until Friday the 5th advised of 3 attempts. Payment statement information complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was affected by XXXXX as noted on 09/12/2017. No damage was noted.	08/31/2019	07/05/2019
170047507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/15/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX. No damage reported.	08/31/2019	06/27/2019
170047497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  The servicer went over the loan modification and payment with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  Borrower stated they paid at a bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170047495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower called in to make a payment that was enough to cover the total amount due, and stated the reason for default was due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042149	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  An authorized third party called in to make a payment. A one time retraction was made to the cease and desist on the account. The customer stated intent to make another payment at the end of the month. The reason for default was noted as borrower illness and fixed income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  An authorized third party stated on 11/10/2017 the home was damaged by XXXXX, and the insurance company was only going to cover $250. The comments on 01/04/2018 stated theXXXXwas damaged by the XXXX. There was no evidence a claim was filed or the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/15/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	07/22/2019
170047514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  The borrower stated that the RFD was due to excessive obligations and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170047516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  The borrower declined the streamline modification offer since they do not want to extend the term.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2017.  The borrower called in to set-up Auto-Draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170047523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  The borrower called regarding final modification documents. I advised it would take ten days for the new final documents to be received, set up a call back for borrower for Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170047520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016.  The servicer went over modification terms with the borrower.  They agreed to setup trial payments on autodraft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170047518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  The servicer discussed the loan modification with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047509	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  The borrower made a one time draft payment in the amount of $1700.00  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170047474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The borrower advised had met with the notary on Friday and that we should be receiving the final modification documents this week.  The customer advised had made a payment on Saturday.  The agent advised that would need to wait until the loan is current to set up auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A monitored insurance claim for $26,705.40 was filed for hail / XXXX/ lightning damage sustained to the subject on 05/02/2016. The claim was closed on 02/16/2017 upon receipt of an inspection confirming 100% completion of the repairs and all funds totaling $25,705.40 were released.	08/31/2019	07/28/2019
170047476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/27/2019
170047528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  The borrower called to request a payoff quote for a refinance with another lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 10/07/2016 the property was located in the FEMA disaster area of XXXXX, the borrower filed a property loss claim DOL noted as 01/16/2017 TOL XXXX/XXXXclaim amount $11069.33 on 04/10/2017 a check was endorsed and released in the amount of $8700.74 and the claim was classified as non monitored.	08/31/2019	07/29/2019
170047513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower called in to schedule a payment for $3308.29, effective 4/5/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047508	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  Borrower called in and stated will bring account current on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  The borrower had a one time oversight in making the payment due to excessive obligations the borrower made the payment in the amount of $1850.82, the servicer offered XXXXX, workout options and automatic drafting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170047491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA declared disaster area for XXXXX. 12/21/17 Disaster protection expired.	08/31/2019	01/04/2019
170047475	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2019.  Borr called regarding payments.  Could not commit to a payment and could not get RFD call was disconnected.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/19/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower requested information to verify why servicer states he had late payments.  He stated he had been requesting it for 2 years.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170047517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Borrower made a payment in the amount of $2554.41 online on 07/19/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/10/2019
170047521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Borrower called in to make a payment in the amount of $1273.34 with check by phone on 04/23/19. Borrower also asked to set up a bi-monthly auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170047482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  The borrower spoke to the servicer and made a payment.  They wanted to be set up on autodraft but "gem" is down.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2017.  Spoke with borrower, advised obtained final modification documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2017.  The borrower made a promise to pay $2725.66 online on 4/14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047479	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower called in confirming promise to pay in amount of $5540.81 scheduled for 05/10/2019. The borrower stated default is due to business was slow and is temporary. The borrower stated not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2018.  The borrower made a promise to pay in the amount of $814.47
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170047480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Outbound call to borrower.  Borrower advised tenant not paying.  Agent took payment over the phone with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170047498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Borrower paid by phone, discussed hardship and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (XXXXX) as noted on 12/15/2017. There is no evidence of damage to the property.	08/31/2019	08/20/2019
170047503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170047512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170047487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Call and spoke with the borrower to collect past due payment. The borrower promised to make a payment in the amount of $1831.73 via check by phone on 4/23/19. The borrower also accepted a payment plan and advise she will be calling back if she decides to do automatic draft payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  The customer called because they wanted to set up electronic payment but was unable to.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170047458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  7/11/2019-Notes indicate the borrower scheduled a Promise to Pay payment to be paid at a local branch for $372.55 effective 7/19/2019. The agent advised of the payment confirmation number. Borrower also advised of experiencing a reduction of hours at work.
3/5/2019-Borrower advised that the documents were notarized and was advised to return the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170047481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  Borrower was contacted to collect on a past-due loan and stated the reason for default was due to excessive obligations. Borrower made a payment promise and rejected mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. No property damage reported.	08/31/2019	06/06/2019
170047478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  Borrower advised will make the April payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170047470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The last contact was made on 3/1/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017.  Commentary states co-borrower called in to schedule a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Borrower called in to inquire on loan status and promised to pay $1,484.33 by 2/5/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. A claim was filed for damages caused by the XXXX on 09/11/2017. An inspection was received on 10/02/2018 showing 96% of repairs were completed. Approval was received on 11/02/2018 to accept the inspection as the final inspection. All funds were released and the claim was closed.	08/31/2019	05/13/2019
170047500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2017.  Servicer advised final modification documents are being finalized and loan is due for 08/01/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170047472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Borrower was contacted to collect on a past-due loan and borrower promised to pay $1,504.76 on 08/23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan removed from foreclosure on 09/27/2018 due to reinstatement.	08/31/2019	08/29/2019
170047468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  The borrower called on 04/25/2019 to see if she can get a home equity loan or personal loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018.  Borrower called in reference to verify inspection result status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/18/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. The comments on 06/06/2018 referenced a claim was filed for damages caused by the XXXX on 09/08/2017. The claim was classified as monitored. The notes on 10/18/2018 stated an inspection was on file showing all repairs were completed, all funds were released, and the claim was closed.	08/31/2019	02/22/2019
170047486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170047483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  The borrower authorized a payment in the amount of $637.97; borrower also promised to pay $1637.97 online by 06/07/2019.  The borrower verbally declined a loan modification offer during a call on 04/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower called to get notary contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; damages to landscaping noted, no damage to home.	08/31/2019	07/17/2019
170047484	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower called on 7/17/19 to schedule a $2037.95 payment and to follow up on disaster impact. The late payment was cause by excessive obligations and business failure.  The borrower was not interested in loss mitigation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170047488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2018.  The customer was advised on their completed modification and the rep confirmed the loan was brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower called in with questions about payments and wanted to know if payment made would bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2017.  Servicer advised borrower to call property loss department for insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; claim was non-monitored, funds released 12/01/2017.	08/31/2019	07/29/2019
170047441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  The borrower called in to modify a scheduled payment. The payment was scheduled for 06/13/2019. The reason for default was noted as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower made a promise to pay $1500.00 in the branch on 06/0/32019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170047433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower called in with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170047462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower called to advise does not need assistance from home preservation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/27/2019
170047439	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018.  Borrower called concerned regarding the notary service not reaching out and not having the documents back on time. Servicer advised they will reach out to the specialist and to have the notary service set up an appointment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 12/20/2017.	08/31/2019	07/05/2019
170047471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170047445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2018.  Borrower called about the final modification documents and was advised the notary service would be in contact with them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster are a09/10/2017; damages noted as 100% completed 06/14/2018.	08/31/2019	12/28/2018
170047457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  The customer called in to change their payment from 07/19 to 08/10.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170047443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  An outbound attempt was made to collect on past due account. The customer promised to make a payment of $1256.98 at a branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170047459	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower wan contacted by the office of the president to review the credit dispute. The research is almost complete and a letter will be generated once a resolution is reached.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/24/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing credit reporting during modification in 2016. The borrower is claiming that the reporting hurt the credit and makes it impossible to buy a car among other things. The bank had the issue escalated to the president's office. On 07/16/2019 the research was completed and no credit reporting corrections were needed. The borrower disagrees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  The customer called in to make a payment of $1142.25 and was offered assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170047438	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  An authorized 3rd party called in to discuss the insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/08/2019
170047511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  3rd party called to advised payment was made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 10/23/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	07/10/2019
170047447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017.  Borrower contact a a promise to pay for 05/04/2017. Discussed grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  The servicer called and spoke with the borrower to collect on past due loan. The borrower made a promise to pay $1103.58 online on 04/26/2019. The borrower stated default is due to curtailment of income stating reduced work hours but is getting hours back and only gets paid once a month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  The last contact was made on 12/13/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047427	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2018.  The borrower stated that already paid at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047451	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/23/2019
170047490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Borrower promised to pay by phone. Not interested in loss mitigation. Had to change jobs again. Plans to make double payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster for XXXXX noted but no property damage was indicated.	08/31/2019	07/15/2019
170047421	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower promise to pay on 08/29/2019 the amount of $703.98.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2018.  Contacted borrower to offer streamline resolution.  Borrower is waiting to hear from an outside agency to see if they are going to help.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/12/2019
170047425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2019.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/09/2017;no evidence of damages.	08/31/2019	07/13/2019
170047467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  Lender advised borrower can make a payment  on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047426	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2018.  A call was placed to the borrower to collect on past-due. The borrower paid the total amount due in the amount of $870.25  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170047442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Borrower called in to make a payment. Agent assisted borrower and confirmed final Documents were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Comment dated 08/14/2019 co-borrower called to schedule payment. Borrower spoke with agent discussed account status and arrangements to pay $2198.93 check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170047466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  Borrower was called and made a promise to pay on phone with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170047428	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018.  On 06/04/2018 Borrower called stated will fax in letter disputing credit report.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/21/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  12/21/2018 Commentary states Credit dispute. 01/23/2019 Commentary states issue resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area (XXX) noted on 01/18/2018. No damages were reported.	08/31/2019	04/20/2019
170047444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2017.  The borrower and client discussed the terms of a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  Spoke to the borrower who made a promise to pay on 12/31/2018 via the website. The borrower stated they pay later in the month as that is when they receive income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170047400	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Authorized third party inquired on loan assumption and advised the person of income and credit qualifications.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170047440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower contact to bring account current payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2017.  Borrower gave verbal authorization for third party to release loan information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 8/31/2017 XXXXX FC Protection efforts no damage reported to property.	08/31/2019	08/16/2019
170047398	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower made a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: One of the borrowers is deceased; the date of XXXX was 12/17/2015.	08/31/2019	07/15/2019
170047435	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  The authorized party stated he would make the payment tomorrow.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower promised a payment at the branch office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170047402	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  The borrower scheduled a payment over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170047377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Borrower made a payment in the amount of $801.32.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: /The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); no damage reported.	08/31/2019	07/29/2019
170047379	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The borrower contacted the servicer on 06/25/2019 to schedule a payment in the amount of $1,018.15.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on XXXX. No evidence of damage.	08/31/2019	07/22/2019
170047386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Borrower promised to make payment at branch on 07/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047407	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018.  Payment was made in the amount of $1,659.78.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on XXXX. No damage was noted.	08/31/2019	08/04/2019
170047411	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The servicer contacted the borrower regarding the final documents. The borrower advised that the signing went great and had no questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Water andXXXXdamage was reported on 10/17/2018 due to XXXXX. Borrower stated is doing own repairs. Repairs noted as 75% completed on 01/08/2019 with many minor repairs remaining. The cost of repairs was noted as $1800.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $1,800.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 09/17/2018.	08/31/2019	08/09/2019
170047389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2017.  The borrower called in to make a payment.  The reason for default is the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047410	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Borrower called in and made a promise to pay.  Borrower asked questions about payment posting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170047374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2019.  The borrower called to make a payment of 569.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/10/2019
170047376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2018.  The last contact was made on 8/9/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/8/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	12/28/2018
170047385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  The borrower called in to advise the servicer that the mobile notary appointment has been scheduled for 01/23/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in FEMA disaster area caused by XXXXX as noted on 08/30/2018.	08/31/2019	07/04/2019
170047391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The borrower was having issues with the on-line website.  The borrower made a payment in the amount of $1028.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047417	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower made a one time draft payment in the amount of $1301.11  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170047365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2019.  The customer called to make a payment. They stated they missed work due to fixing the property. The reason for default was excessive obligations. They were informed they were not able to do a check by phone due to a stop payment ont heir account. They were informed of other options to pay. They stated they would go to the branch to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made payment in the amount of $1074.44.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/13/2017; no evidence of damages.	08/31/2019	07/04/2019
170047370	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2018.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 12/19/2017 the borrower advised of minor water damages to their garage as well as screen doors were ripped off due to XXXXX. The borrower estimated the cost of repairs at $2,500. No evidence a claim was filed or damages were repaired.  The damage repair amount is estimated at $2,500.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	09/03/2019
170047392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  The borrower indicated that the document had been signed with notary. The representative indicated it it is pending.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170047415	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  Outbound call to the borrower to collect a payment resulted in the borrowers promise to pay $1,608.50 at the branch on 12/15/2018. The borrower is not interested in Loss Mitigation at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA Declared Disaster area for XXXXX. 12/11/17 Disaster hold expired.	08/31/2019	08/01/2019
170047414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2018.  The co-borrower contacted servicer to advise they made a payment at the bank branch. No further details of payment provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170047366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170040233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170047384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 08/29/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX (XXX).	08/31/2019	05/21/2019
170047348	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The servicer contacted the borrower who stated he had excessive obligations back in March and he would make a payment on 05/15/2019 in the amount of $919.65.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170047332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Contact from borrower regarding loan status and payment, servicer advised they are being auto drafted twice a month and should have been called.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047363	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2019.  The borrower called and stated business has been slow but not interested in options at this time she wanted to go over the payment details and history.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170047393	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  The borrower called for the status pf the claim check. The borrower was advised that the check was being processed and was advised of time frames.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170047373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Spoke with borrower who was not able to commit to pay.  Borrower not interested in work out options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047334	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Borrower called with assumption inquiry and had questions about insurance disbursement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The notes indicated the property was previously vacant. On 07/05/2018 the borrower reported damages to theXXXXof the detached garage. On 09/19/2018 the borrower stated when the home was winterized it damaged the well and they requested reimbursement for the damages. There was no evidence a claim was filed or any repairs were completed.  The damage repair amount is estimated at $1.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047342	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower stated they were waiting for funds to come in but did make a promise to pay online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047356	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  Borrower promised to make a payment online by 12/21/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/17/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Noted as resolved 11/21/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/26/2018
170047394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/23/2019
170047367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called to change draft date from 08/16/2019 to 08/23/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047327	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047371	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The borrower was contacted and will make an online payment on 04/15/2019. The borrower uses the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The comments on 10/10/2017 stated major damages to the home caused by the FEMA disaster. The details of the damages were not provided. There was no mention of a claim or any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	05/08/2019
170047383	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/28/2019.  The dispute type is Written and the reason is name mismatch.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer responded to dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170047346	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047335	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  On 03/07/2019 the borrower discussed the account status and requested to have all the contact attempts stopped.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/22/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The comments referenced a payment dispute regarding the trial payment plan.The issue was resolved and the modification was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 08/29/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	07/25/2019
170047372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/26/2019
170047343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Borrower called in to complete a pay by phone in the amount of $1,969.68 dated for 4/01/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  The borrower called in and questions email received about a partial payment. The borrower stated set up payment in amount of $1897.87.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a FEMA declared disaster area due to XXXXX. No damage reported.	08/31/2019	05/07/2019
170047361	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called to make a payment in the amount of $1067.26 with check by phone on 08/16/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 10/16/2018 due to XXXXX. No damage reported.	08/31/2019	08/19/2019
170047369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Commentary states borrower called in to make a payment on the account and decline loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170047353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  The borrower called in and was advised on payment and statement information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 0XXXX. No damage noted.	08/31/2019	03/18/2019
170047354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170047330	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047331	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  An authorized third party called with questions about the escrow account; call was transferred to escrow department.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170047359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  On 04/30/2018 Borrower called to inquire recent changes in Insurance carrier and possible escrow analysis. Borrower was transferred to another department for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170047339	3	[3] MI Not Being Paid As Required

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Authorized third party called to make a payment. Payments will continue pending a long term solution.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/15/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  12/15/2018 Commentary states credit dispute. 12/21/2018 Commentary states credit dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170047352	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2018.  Borrower called because payment withdrawn on 6/10/2018 was pulled from incorrect account and believes it was servicer error.  Agent created a research request to resolve.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 11/17/2017 to advised of damage due to the XXXX on 9/14/2017. The damage to the roof, patio doors and water damage to the ceiling and carpet. No status of the repairs had been provided.  The damage repair amount is estimated at $1,600.80.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/14/2017 due to XXXXX.	08/31/2019	02/12/2019
170047344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170047360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Borrower called in to verify that homeowners insurance was paid.  Borrower was advised that it was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area (XXX) noted on 02/04/2019. No damages were reported.	08/31/2019	06/04/2019
170047326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170047388	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047325	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170047387	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/31/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed on 03/31/2017 and resolved on 04/24/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170047304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018.  Borrower called to talk to SPOC and was transferred to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  The authorized third party informed the servicer on 01/07/2019 that the payment will be made upon receipt of the statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047305	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  The borrower spoke to the servicer about account status.  They advised that payment was sent and wanted to confirm their next payment. Borrower inquired anout an assumption to take over the loan after the divorce and stated they would be applying with their XXXX who they will discuss this option. Associate informed the loan is eligible for the assumption.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared Disaster area due to XXXXX - foreclosure referral hold due to disaster protection expired 12/20/17.	08/31/2019	07/25/2019
170047317	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2018.  The borrower made a one time draft payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047312	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Borrower called in about a letter received. Lender advised of the program the investor is offering.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170047316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  The customer called in regarding their account and discussed the modification docs .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notation on 12/20/2017 reflects the subject property is located in FEMA disaster area for XXXXX (XXX). No damages were reported.	08/31/2019	01/08/2019
170047311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170047307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2018.  The borrower called in with questions about escrow payments. Borrower made a one time escrow payment of $3,546.00 and requested for the escrow account to be re-anualized and payment updated so that they can make their mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170047318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower called regarding the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2018.  The borrower promised to make a payment at the branch and cited curtailment of income as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170047351	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Call from potential successor in interest regarding the affidavit we received. Advised it wasn't acceptable and explained needed to be recorded by the clerk of court declaring the heir-ship and informed the loan was reinstated on 04/01/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  Borrower completed 3 way call with new insurance agent and information. Borrower dropped off call and agent spoke with insurance carrier
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170047357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  The borrower called in to discuss a workout plan. Borrower could not commit to a down payment or plan start date. Contact numbers for the borrower were updated. Borrower decline email contact. No further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047324	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  The borrower spoke to the servicer about account status and reinstatement quote.  They want to talk about reinstatement before accepting modification they were offered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Borrower contact to discuss insurance and need insurance company to fax over proof of coverage. Advised borrower that have account updated with current insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170047306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called to make a single payment on the active plan. Not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047301	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2017.  Borrower called for modification status.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047320	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower called in and said the reason for delinquency was excessive obligation. Borrower says she overspent and her payment was returned insufficient funds.
 Borrower promised to make a payment at the bank branch..  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  Borrower made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170047293	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borr called to make a payment iao $661.02  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  Borrower called as made incorrect payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170047310	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Co-borrower called in and requested to have name removed from loan as property was granted to spouse in divorce.  Co-borrower was sent copies of histories and documents and information on removal from loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment dated 07/18/2019 reflects that the property is in a disaster area due to XXXXX. No damage noted. Notes indicate several FEMA disaster in subject property area 07/02/2018 for XXXXing; no borrower contact and no indication of damage.	08/31/2019	08/29/2019
170047375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018.  The borrower gave verbal consent to a 3rd party. A payoff statement was requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/29/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX. No damage reported.	08/31/2019	06/06/2019
170047337	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  Borrower called in and made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170047298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  The borrower spoke to the servicer about email they received from property preservation.  They were advised to disregard and that the loan is current except for fees.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170047323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower called in to see how much he would need to make on a payment to bring his account current and stated he would pay before the 15th next month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2019.  Borrower called for modification status update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area XXXXX. 12/20/17 Disaster protection expired.	08/31/2019	07/25/2019
170049207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  Agent called for payment.  Borrower gives reason for late payment as 'curtailment of income' and states they intend to pay the escrow shortage the next day at the bank branch. Borrower states already made the regular payment at the bank and asked why it was so much higher than previous payments.  Agent responded it was due to increase in escrows and borrower asked to have the escrows reanalyzed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170049199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  05/16/2019 Borrower was called to advised loan is fully modified and 1st payment due is 06/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170047289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  The borrower was impacted by the government shutdown and has been making forbearance payments. The borrower said they might possibly need assistance after the forbearance ends in April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170049208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2017.  On 02/21/2017 the borrower and servicer discussed the account status and status of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/15/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX (XXX). No damages were reported.	08/31/2019	07/15/2019
170047313	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2017.  Authorized third party made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170047300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170049206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Associate made contact with borrower who scheduled payment for 08/22/2019. The borrower called to make a payment in the amount of $1561.93.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170047286	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  Inbound call from primary borrower to verify modification status.  Servicer advised that mod was now complete.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170049197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Borrower stated will pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170049216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170047308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2019.  The borrower promised a payment by month end. Is not interested in any loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/10/2019
170047322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2018.  The borrower stated reason for default as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/14/2017 due to XXXXX and 11/1/2016 due to XXXXX. No damages reported.	08/31/2019	08/29/2019
170047295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  The borrower called on 6/27/19 with payment questions.  A $1930.44 payment was scheduled for 6/30/19. The delinquencies were caused by excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170049214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  Borrower called unable to commit to two payments due to illness.  Agent offered SPOC assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170049212	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The borrower called in and made a payment by phone in the amount of $665.98 with the agent.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The comments on 12/19/2017 referenced the fence andXXXXof the property were damaged due to XXXXX. On 03/26/2018 the borrower notated the cost of repairs at $4,000 and stated only the fence issue remained. Water damages was notated on 09/19/2018 due to theXXXXdamage allowed water to leak into the home. The estimated cost of repairs was notated at $3,000. There was no evidence a claim was filed or the repairs were completed.  The damage repair amount is estimated at $7,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/14/2019
170049196	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2016.  Called borr regarding payment. She gave rfd as curtailment of income and scheduled a payment iao $992.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170049204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170049218	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018.  Borrower called in to inquire about general account information and stated reason for default was due to unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170049205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2018.  The borrower called on 11/9/18 but was unable to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170047284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2017.  The borrower called to make a partial ipayment of $1100.00. The RFD was due to a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170049200	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  The borrower requested a payoff statement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/25/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed and resolved on 11/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: An insurance claim was filed for unknown damage that occurred on 09/25/2017. Claim funds in the amount of $3,578.39 were endorsed and released to the borrower on 10/03/2017 due to the claim being non-monitored. The claim was closed on 10/03/2017.	08/31/2019	05/20/2019
170047294	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  Authorized third party called on 10/03/2018 to get the correct wiring instructions and amount needed to reinstate the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area (XXX) noted on 11/14/2018. No damages were reported.	08/31/2019	07/27/2019
170047287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2017.  The borrower contacted the servicer on 02/09/2017 to schedule a payment in the amount of $1,473.55.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170049198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Borrower will pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170049195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  Borrower called for clarification on the terms of the modification. Advised if they defaulted then the servicer would take over collection of rent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170047281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property located in a FEMA disaster area due to XXXXX 9/18/17. No damage reported.	08/31/2019	11/07/2018
170049177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  The borrower made a one time draft payment in the amount of $841.56
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170049168	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Borrower promised to make payment online $1920.13  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/20/2019
170049193	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  The borrower called in to make payment arrangements
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/21/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed ownership of loan.  The name was verified as accurate per loan documentation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 01/18/2018 and 11/13/2018. No damage was reported.	08/31/2019	07/25/2019
170049169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170049173	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2019.  The authorized third party (Executor of the Estate) called on 01/14/2019 to confirm their payment to reinstate the loan was received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170049165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018.  The borrower stated she was sending wire today and wanted the wire instructions, the servicer advised of sale date set for 08/03/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/10/2018 the account noted a non monitored claim approved an endorsement for loss type. hail on 08/26/2018 check received on 09/07/2018 in the amount of $8501.94, per the property loss notes the adjustor's worksheet is not required on non monitored claims.	08/31/2019	07/22/2019
170049186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  Borrower did not receive the billing statement. Will pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170049167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017.  The servicer spoke with the authorized party XXXX and advised the modification was completed the loan status is current, and provided the payment options for the borrower to make payments, the authorized party requested the cease and desist to be removed the servicer advised the borrower needs to send a written request to remove the cease and desist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170049203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2017.  The last contact was made on 4/26/2017, in which the borrower had an insurance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/08/2019
170049161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018.  The borrower spoke to the servicer about the account and wanted a breakdown of how reinstatement funds were applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047283	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Disaster first mentioned 10/21/16	08/31/2019	08/30/2019
170049179	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  Borrower called regarding the general status of the loan.  Agent confirmed modification was completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170049164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2017.  A call was placed to the borrower to collect on past-due loan. The borrower promised to pay $923.01 online as the borrower stated was in the car.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018.  Borrower advised they made a payment at a branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170049211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2016.  On 11/06/2016 the borrower was called Cease and desist of both verbal and written communication was requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 08/31/2017 the account noted the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	07/27/2019
170047319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The borrower called to make a payment.  The servicer noted excessive obligations as RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170049213	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower spoke to the servicer about misapplied payments and wanted to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/23/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a credit dispute.  They reviewed and updated the account as necessary.  The issue should be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX XXX 8/25/17. There is no damage to the property.	08/31/2019	07/18/2019
170049163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Contacted borrower on past due loan and borrower promised to pay $1107.85 with check by phone.  Borrower wanted to use spouse's account to set up auto pay but advised do not have the ability to set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area due to XXXXX 8/31/17.	08/31/2019	08/22/2019
170049217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  On 05/08/2019 theborrower called and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170047282	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower called in and inquired on loan assumption. The borrower was advised on the process and the estimated fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170049202	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170049190	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  The borrower called to schedule a payment on 06/01/2019 in the amount of $515.97.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170049189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Authorized third party, borrower's daughter, called to make payment on past due loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170047302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170049175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called in and made a payment in amount of $940.65 and was provided with the confirmation number. The agent offered recurring payments and the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170049157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called and made a payment in the amount of 1830.70 .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to xx/xx/xxxx indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	05/31/2019
170049183	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The customer called in regarding the status of their loan and rep confirmed the 3 disaster extension payments were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 12/01/2017 the borrower reported part of theXXXXripped off, water leaked into electrical system, damage to flooring including carpets, as well as all damaged areas needed to be repainted all due to XXXXX. The borrower advised the cost to repair was $10,000. On 02/28/2018 the borrower estimated about 90% of repairs were completed. There was no evidence of a claim being filed. There was no mention of an inspection confirming the status of the repairs.  The damage repair amount is estimated at $10,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/15/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX (XXX).	08/31/2019	07/22/2019
170049209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170049166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2017.  Borrower called in and made a promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170049210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2017.  On 03/22/2017 the borrower called in regarding the loan and making sure it was removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170049159	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018.  Borrower called in to verify status of account. Agent advised account was okay, received a payment on 03/02/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/01/2017.  The dispute type is Verbal and the reason is Borrower disputes reason for removal of loan..  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes reason for removal of loan. The issue was resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170049187	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 11/13/2017 to report a claim for water damages caused on 10/17/2017. The claim was classified as monitored. A check for $6,546.48 was received on 12/06/2017. An initial draw of $3,535.28 was released on 12/12/2017. Approval was received on 11/06/2018 to release the remaining funds and close the claim due to the amount of equity in the home and the borrower was going through a modification. There was no evidence the repairs were completed.  The damage repair amount is estimated at $6,546.48.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX noted on 10/11/2018. No damages were reported.	08/31/2019	08/03/2019
170049191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/14/2017 reflects that the subject property is located in a FEMA disaster area affected by XXXXX. No damage was reported.	08/31/2019	05/10/2019
170049192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Borrower was advised response will be mailed out and issue was resolved. Agent apologized for customer service experience.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170049156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  The servicer contacted the borrower to advise of the final modification documents. The borrower stated they will contact the notary to schedule the signing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170049158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  The servicer contacted the borrower regarding the closing call task for the home preservation workout completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170049160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Inbound call from borrower to verify payment details.  Agent confirmed the May payment scheduled for 5/16/2019 for $3737.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170049151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Inbound call from borrower to discuss the loan and advised that they are not liable for the loan due to discharged XX/XX/XXXX, other than there was a discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170049147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  The servicer called the borrower, the borrower advised when the final modification documents would be signed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX noted on 12/8/2017. No damages were reported.	08/31/2019	07/17/2019
170049127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Called borrower to verify policy information. Advised account in escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170049162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  Borrower called in regarding final modification documents and inquired about modification terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  The borrower returned the servicer's call regarding payment on account and made a promise to pay $1456.23 via online by 05/15/2018. No further questions or concerns at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170049180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  Borrower spoke with agent discussed account status and advised agent would make payment 1/15/2019 of $2807.42.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170049184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170049176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/08/2019
170049145	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  The Executor of the Estate (spouse) called on 04/01/2019 to confirm the documentation regarding the deceased borrower was received. The executor also advised they would make a payment on 04/15/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/18/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	08/26/2019
170049188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2018.  Borrower called in for status of mod. The service rep advised the borrower of the account specialist they were assigned to and help the borrower with the final modification documents. Borrower stated they have been out of the country when the final modification documents were sent. Rep informed the borrower they will need to reach out to the notary and sign the mod docs. The notary contact information was given. Borrower had no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170049170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower called in to request assistance options. The borrower stated was recently injured and no longer with spouse. The agent transferred call to home preservation department. The borrower spoke with another agent regarding initial set up and financial interview. The agent educated the borrower on the modification process and the borrower advised does not want to apply today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170047303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2017.  The borrower was contacted to discuss the final loan modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049123	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170049128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Borrower stated would make payment by phone on 04/08/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170049181	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  The last contact was made on 5/24/2019, in which the borrower discussed a credit dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/24/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170040231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170049178	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  The borrower stated reason for default as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower advised of home repairs on 09/11/2018. The details of the damages were not provided. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX (XXX) noted on 09/17/2018.	08/31/2019	08/27/2019
170047291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170049139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017.  The borrower called in to advise he is in XXX and his XXXX is out of State it will need to be a split signing for the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/21/2019
170049131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.  The borrower scheduled a payment for 10/19/2018.  The customer set up recurring withdrawals to start on 11/06/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170049135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  Borrower called in to inquire about loan assumption due to divorce.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170045564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  On 11/2/2018 Borrower called to inquire as to whether they were set up for automated payments. They were not. Borrower accepted a promise to pay $1573.87 and was transferred to set up automatic payments. On 10/1/2018 Borrower called to find out the status of the modification. The Servicer reviewed the next steps. The Servicer advised a Notary would be contacting them and the final documents were mailed out on 9/28/2018. Servicer advised it would take 1-2 weeks to finalize the modification once they received the signed documents and set up a call back for the following week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170049125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  The borrower verified their information and promised to pay $1,685.67 online on 05/03/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  On 05/22/2019 Borrower was called in reference to payment due. Borrower made a payment. Reason for default curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170049138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  The borrower called on 2/25/19 regarding the trial payment. The borrower was advised that the final documents were in process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/17/18 due to XXXXX. All damages were repaired.	08/31/2019	07/26/2019
170049141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Third party called in to check on inspection request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: An insurance claim was filed and it was classified as endorse and release on 6/19/19.	08/31/2019	07/06/2019
170049153	3	[3] Title Issue -: Legal Description	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  The borrower was advised the modification was completed XX/XX/XXXX.  The borrower inquired about the credit report and was advised the report will show modified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The commentary dated 11/04/2016 notes an incorrect legal description.  The commentary dated 05/15/2018 states the default judgment was filed on 04/16/2018 and once entered will cure the legal description issue.  The foreclosure was closed out with a modification with no resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170049146	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2017.  The borrower opted out of the modification process in favor of reinstatement.  The foreclosure status and reinstatement quote were discussed. The agent advised will email the back office to hold the amount in suspense to allow the homeowner to gather the remaining $1,062.72.  The loan was later reinstated on 03/22/2017.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary dated 01/18/2018 reflects that the property is located in a FEMA disaster area affected by XXXXX, XXXXing, mudflows and debris flows. No property damage was cited.	08/31/2019	08/12/2019
170049148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2017.  The last contact was made on 3/1/2017, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/23/2018
170049136	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2016.  A third party spoke to the servicer about the account status.  The RFD is XXXX of borrower.  They discussed recent reinstatement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170045551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Notation on 08/31/17 reflects the subject property is located in FEMA disaster area due to XXXXX. No evidence of damages found.	08/31/2019	07/30/2019
170049201	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170049155	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  Borrower called to make payment. Original borrower is deceased. Daughter of deceased borrower has assumed loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170049143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower contacted the servicer on 05/23/2019 to schedule a payment in the amount of $822.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170045550	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/30/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower made 2 payments but the 2nd payment was misapplied to late charges and the remainder went to suspense Reversed payment and applied correctly to bring the loan current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170045553	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2016.  The last contact was made on 12/5/2016, in which the borrower scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170049149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  Borrower make payment by phone in the amount of $4674.94.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045562	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170049144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170049126	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170045544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2018.  The servicer called and spoke with the borrower and advised that they made an error after the modification was complete. The error was made in updating account information which caused payments to increase. To fix the error the servicer advised that they completed a new escrow analysis that spread the shortage over 60 months and this brought the payment back down to $1674.88.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170049152	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170049119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  The borrower's call was transferred to another department in order to assist with a credit dispute inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170042558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019.  The borrower promised a payment of $1767.95 online by 2/7/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170045566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018.  The borrower discussed the final modification documents and stated the signing was completed last night, the servicer advised of the foreclosure status and to allow a 3 week time frame for the account to be updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170045539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower called on 02/28/2018 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170045549	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  The borrower called in to make a payment.  The borrower stated is a short term hardship due to excessive obligations.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/08/2017.  The dispute type is Written and the reason is Tax bills.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the water bills being paid from the escrow account.  The borrower was advised the bill was paid with the regular tax bill but a refund was received and was applied to the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170045559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  Borrower asked if the negative credit reporting could be changed. Borrower was advised that they could dispute the reporting from prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 12/7/17 due to XXXXX. The damages were repaired.	08/31/2019	08/30/2018
170045554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Contact made with the borrower. Unable to commit to a payment and stated could not talk. The call was dropped/ disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170049117	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2016.  The borrower called i to make a payment in the amount of $1092.85
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 11/29/2017 both theirXXXXand carpets were damaged due to XXXXX. The borrower stated the cost to repair was $3,500, and the repairs were completed on 10/31/2017. There was no evidence a claim was filed, nor was there reference to an inspection confirming the status of the repairs.  The damage repair amount is estimated at $3,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 08/29/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/15/2019
170045555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2017.  The borrower called for assistance with the notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170049120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  The servicer spoke with the borrower and advised the modification had been applied to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/15/2017 the account noted the property is located in the FEMA disaster area of XXXXX (XXX).	08/31/2019	06/30/2019
170049134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2017.  The borrower called regarding misapplication reversal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045560	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower called on 6/5/19 and scheduled a $842.50 payment for 6/7/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170045557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower made a one time draft payment in the amount of $1115.41
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170049129	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170045545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018.  Borrower called about check from the servcier that was declined by the bank.  The borrower's concerns were addressed by the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 4/11/18. No damages were noted.	08/31/2019	01/25/2019
170045558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called in to make a payment in the amount of $1000.75.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170045546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  03/20/2019 borrower provided change of address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170045538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  7/1/2016 Borrower is making regular payments online through XXXXX and no attempt to contact was noted and NSF was present on 4/25/2017 and ongoing attempts to reach the borrower and spoke on 5/26/2017 regarding delinquent account and reason was curtailment on income per comments and self employed and asked for assistance and interested in Loss mit 6/2/2017 ongoing contact to review financials and borrower was called to request missing documents to review and messages were left for the borrower. No contact with the borrower over several months trying to reach and the loss mitigation was denied on 8/1/2017.l Spoke to borrower on 8/31/2017 and still did not have completed package for modification. On 9/12/2017 XXXXX and place on disaster protection and spoke to borrower regarding a loss mitigation. Borrower was not contacted due to the disaster area protection and was lifted on 12/11/2017. 1/27/2018 Spoke to borrower when they called inbound to discuss the loan and discuss the status and stated hardship due to loss of work and cleanup due XXXX and loan was given an extension for disaster until 2/27/2018. Attempts to modify the loan not completed due to they did not return the needed documents. FC referral XX/XX/XXXX and ongoing attempts to reach borrower and messages left for borrower. 4/12/2018 Borrower was approved for a modification of the loan and ongoing contact with the borrower trial payments were made and 4/12/2018 Modification was approved to move forward and borrower is making regular payments online. XX/XX/XXXX Modification was complete and Foreclosure closed and bill on XX/XX/XXXX. Spoke to borrower on 9/5/2018 regarding the compelted modification. Last spoke to borrower when they called in on 10/5/2018 to amke payment and set up regular withdrawals for payments and loan was delinquent and ongoing attempts to reach the borrower and spoke on 1/15/2019 and payments were set up and regular payments are being made on time and loan is performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower called on 07/24/2019 stating the account would remain current going forward. The borrower inquired about removing all late fees and was advised only one could be waived as a courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170045556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2017.  The customer was contacted regarding their payment. They were informed they would need to set up the first modified payment and then the automatic payments would take effect. They discussed the final modification documents and reviewed payment options. They advised the notary would be coming in the next five minutes. They were advised to call if there had any further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/14/2017 the account noted, the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	05/24/2019
170049133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2018.  The borrower called to see if her insurance information has been updated. The agent confirmed that the system has been updated and the borrower had no questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018.  The last contact with the borrower was on 03/14/2018. Workout options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170042547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170045565	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The borrower called in a promise to pay $1602.48 online by 6/14/2019.  They stated they were not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to a XXXX noted on 02/18/2016. No damages were reported.	08/31/2019	06/04/2019
170042542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2017.  The borrower spoke to the servicer about account status and they have been impacted by XXXXX.  The borrower accepted 90 day disaster forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	07/22/2019
170042546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  On 02/07/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2018.  08/06/2018 inbound call borrower inquiring about lender placed insurance, borrower inquiring about fee $27
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170042530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2018.  The servicer advised the borrower the notary will be contacting her to schedule an appointment to sign the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on 08/29/2017. No damages were reported.	08/31/2019	09/03/2019
170049118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2017.  The borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170042532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170042544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Borrower called in and wanted to verify that the loan was up to date.  Advised loan was current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170042543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Borrower called made a payment and a future promise to pay to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170045541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  Authorized contact called seeking clarification about billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170042534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower called in to make a payment in the amount of $1,528.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170042535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The last contact was made on 5/31/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170042555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  The last contact with the borrower was on 05/06/2019. The borrower was upset that his property was listed on XXXXX as a pre-foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2018.  Borrower called in regarding payment. Rep informed borrower of foreclosure status and processed a payment as requested. Borrower was informed the modification should be completed within 15-20 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170042553	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Borrower called to discuss notary for modification docs  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2016.  An authorized  third party stated one of the borrowers had been ill. Advised them to call back when they know the payment would be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 08/29/2017-Comments indicate that the property was located in a FEMA declared disaster area due to XXXXX. The damages to the property were 100% repaired as of 12/18/2017.	08/31/2019	05/15/2019
170045540	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The borrower made a payment in the amount of $1,950.94.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170042536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2019.  Called and spoke to borrower to collect on past due loan. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170042548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018.  The borrower made a payment of $2,922.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared 8/27/17 for XXXXX. XXXXdamages in the amount of $26,000.00 were completed.	08/31/2019	06/15/2019
170042525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  Borrower called to inquire about selling their home and purchasing a new home with Lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170042541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170042514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  The borrower called for the modification status.  The notary will be contacted to make an appointment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Borrower called for a general status update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The last contact was made on 2/15/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170042501	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2017.  The last contact was made on 4/10/2017, in which the borrower had an escrow inquiry.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170042526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  On 02/06/2018 spoke to the borrower and they made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX on 01/10/2019.	08/31/2019	01/10/2019
170042503	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170042499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2017.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042515	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  Borrower called in to modify their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  The borrower will be meeting with the notary on Thursday to sign the modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170045535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Authorized third party called in to secure a payment and stated the reason for default was due to income reduction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170042554	3	[3] MI Not Being Paid As Required [3] Title Issue -: Legal Description	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called in to check the status of the loan after making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The comments on 08/21/2019 referenced an incorrect legal description, and a reformation/quiet title count was to be added to the complaint. The foreclosure was closed 08/28/2019 as the loan was reinstated. No evidence title issue was resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045543	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2016.  The borrower called in to setup two payments with the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX a noted on 09/11/2017.	08/31/2019	08/15/2018
170045531	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  The borrower called in stating a payment  for 12/01 was made at the branch and was misapplied.  The borrower did not want to continue with the call but declined a cease and desist.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/11/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing a misapplied payment.  The payment was reapplied correctly and corrections were made to the credit reporting to reflect the account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on XXXX. No damage was reported.	08/31/2019	02/14/2019
170042549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower called in to make a payment and updated contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Borrower promised to pay $2186.38 on 03/22/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042537	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  On 02/01/2018 Borrower called in reference to Modification documents. Borrower was advised of the next steps to finalize loan Modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/08/2019
170042521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called in requesting modification stating payment went up recently and was hoping for a loan modification to lower interest rate. The servicer was unable to transfer to home preservation as loan was current and borrower stated only reason for call was to get a modification of interest rate. The borrower verified that the property is owner occupied and stated intent is to keep property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170042495	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Successor in interest was contacted to collect a payment. Customer advised they will make August payment at the branch.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/14/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal dispute was received on 06/14/2018. Borrower claimed was under disaster forbearance and was told not to send a payment until 08/01/2018. Borrower disputed receiving foreclosure documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXXXX (XXX) declared on November 12, 2018. There was no mention of damages.	08/31/2019	08/26/2019
170042538	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called in and made a payment in amount of $2669.16 and was provided with the confirmation number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/24/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Corrections made
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170042551	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017.  The borrower was contacted to discuss payment arrangements. They stated they would call back.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/29/2018.  The dispute type is Written and the reason is SOR.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  SOR Dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Called borrower for a promise to pay $1,114.74 on 08/02/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170042520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  Borrower discussed final modification documents and stated was having issues with getting them notarized. Borrower was advised the documents did not need to be notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170042497	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower promised to pay $543.33 on 05/08/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170042523	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Authorized third party called in and made a payment in amount of $507.78 and was provided with the confirmation number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 12/20/2017. No damages were reported.	08/31/2019	08/28/2019
170042492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2017.  The authorized 3rd party called regarding the modification status and was advised The 3rd party was advised that the final executed documents were received on 03/02/2017. The 3rd party also authorized a payment in the amount of $732.81.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/08/2017 reflects that the subject property is located in a FEMA disaster area due to XXXXX. No damages reported.	08/31/2019	06/15/2019
170042491	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/12/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2019.  Outbound call borrower made a payment, promised to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 9/19/17-12/7/17 XXXXX hold. No damage to subject property.	08/31/2019	07/05/2019
170042517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2019.  On 2/16/2019, borrower called and commit to pay due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2018.  Lender called to advise of the final loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	04/02/2019
170042463	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  04/25/2019 Inbound call borrower returning call advised of modification First payment due XX/XX/XXXX.36.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170042486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/05/2019
170042509	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2018.  Commentary states borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per commentary on 12/7/2017, the property is located in a FEMA declared disaster area.	08/31/2019	05/27/2019
170042470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  On 12/13/2017 Authorized third party called regarding status of the loan. Borrower requested to be withdrawn from the Modification review. Borrower was able to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  Borrower called to check on the status of a work order.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  Inbound call to make payment and to set up auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170042475	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2018.  The borrower requested a copy of the loan modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170042485	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2018.  Borrower stated he called in requesting a payment history to be mailed out stated he should not be past due. Advised a payment of $900 was posted to principal.  will open ticket to have it reversed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/02/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Inbound call,  Borrower stated he called in requesting a payment history to be mailed out stated he should not be past due.  Advised a payment of $900 was posted to principal.  will open ticket to have it reversed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/20/2019
170042474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  The borrower made a one time draft payment in the amount of $1269.30
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170042506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018.  Borrower called to make a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170042504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  Called and spoke with borrower regarding Final Modification Documents. Borrower stated they received the Final documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170042490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  The last contact was made on 1/10/2019, in which the borrower had a payment inquiry as to how to inform the teller at the branch how to apply their payment. Associate informed they would know as the modification is complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted 08/28/2017 indicate hazard loss with date of loss 06/17/2017 due to hail damages (not FEMA disaster). Claim check $5477.39 received and claim closed/non-monitored.	08/31/2019	03/25/2019
170042480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The customer made a payment of $633.45. The customer also has declined the mod offered. On 04/23/2019 the account noted the reason for default was due to borrower illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in FEMA disaster area due to XXXXX, declared on 09/12/2017. No evidence of damages were reported.	08/31/2019	08/29/2019
170042494	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  Third party called to get wiring instructions for reinstatement funds.  They advised that borrower is deceased and will send in XXXX certificate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170042516	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower made a one time draft payment in the amount of $2345.63
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042500	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  On 5/16/19, the borrower was called and the fee dispute was reviewed. The representative waived $281.79 in fees as a courtesy.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/04/2019.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the fees charged.  A total of $281.79 in fees were waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170042498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170042522	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower scheduled a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  Lender advised the final modification documents were mailed out. Borrower advise they were notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX no damage reported.	08/31/2019	05/02/2019
170042478	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018.  The borrower reported being hospitalized for 2 months following a massive heart attack; borrower agreed to apply for a loan modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170042483	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2018.  Promise to pay was made .  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  Borrower called to make a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 9/14/18 with no damage reported.	08/31/2019	07/26/2019
170042505	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170042489	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2017.  The borrower contacted servicer to discuss the escrow account. The borrower also made a promise to pay $545.14 via online on 04/15/2017. The servicer transferred borrower to the escrow department for further assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted FEMA declared disaster on XXXX; XXXXX. No indication of damages noted.	08/31/2019	04/24/2019
170042466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  On 3/18/19 called borrower and completed the closing call.  Advised borrower the account is current and next payment is due 4/1/19.  Educated borrower on how to make the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170042519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2017.  Borrower called to discuss the letter for refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170042482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018.  The customer called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170042464	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018.  The customer called and discussed their final modification along with the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 11/28/17, the customer reported that there were some XXXX damaged and had to pay out of pocket for the repairs. There is no indication of an insurance claim and the repair status is not evident.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The comments on 08/29/2017 indicated the property was located in a FEMA disaster area due to XXXXX.	08/31/2019	05/14/2019
170042479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2018.  Commentary states spoke with borrower regarding the status of the account. The borrower advised of promise to pay scheduled on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170042477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called to make a payment to bring the loan current. The borrower was advised of the 9 payments that were setup. Borrower asked for them to be deleted and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170042458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The borrower called to make a $1726.50 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170045451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  The borrower called to schedule a payment on 01/15/2019 in the amount of $2208.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170042467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170045453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Call receieved from borrower to schedule payment. Borrower was advised last payment did not go thru due to incorrect banking information. Borrower scheduled a payment by phone on 12/21/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Borrower said awaiting 401k funds to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Damage- Inspection dated 03/04/2019 reflects repairs 100% complete.	08/31/2019	07/13/2019
170045447	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018.  Authorized 3rd party called to get information about the assumption process.  3rd party was advised need income and credit qualify and that the terms of the loan would remain the same. 3rd party was also advised of refinance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170042465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called in to make a payment in the amount of $1,316.53.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  Inbound call from borrower to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Outbound call to collect payment.  Borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/06/2019
170045439	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2019.  Associate made contact with borrower who stated they were hit by a car and has medical/rehab expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170045456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2017.  Borrower advised they were sending reinstatement funds and was advised up to 14 days to be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/22/2019
170045458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  The borrower inquired about the account status; agent advised a foreclosure sale has been scheduled.  The borrower wanted to verify the reinstatement amount due to being given different amounts previously.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170045444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170042476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170045454	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  On 7/26/2019, borrower promised to pay $1205.49 by check.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170042468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  Borrower called to make a payment for $8845.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170045441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  Borrower called promise to pay a one time draft payment on 04/05/2019. Discussed collections plan borrower had XXXX of a family member.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170045442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2018.  The agent advised that they have come up with a solution for the inquiry about taxes and escrow account, and a final letter will be sent today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2019.  06/18/2019 Borr called about a document she that was supposed to be mailed to her.  Advised it was mailed on June 12.

The borrower called about a document she sent two weeks ago. Advised we only received two of the three pages sent and that the signature page is missing. The borrower will re-fax the document today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster for XXXXX 08/29/2017.	08/31/2019	08/15/2019
170045455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  One time payment scheduled for 01/29/2019- RFD provided
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045450	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170045460	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The authorized third party party called for status of foreclosure. The servicer asked if reinstatement quote was received and third party confirmed in fact received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045440	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2016.  Borrower called about payment and statement showing delinquency.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170045412	3	[3] Title Issue -: Senior Liens	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  borrower called in payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  On 09/07/2017 the comments reference a prior mortgage in the amount of $227,677 as well as a state tax lien for $570.45. The comments on 09/25/2017 and 09/26/2017 stated an indemnification was to be purchased; however, there is no evidence it was or the issue was resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170045396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  Borrower was contacted to verify insurance policy information and was provided protocol to change providers, update options and processing timeframe.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170045434	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  The borrower called to make a payment in the amount of $3410.80.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170045413	3	[3] Title Issue -: Vesting	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The borrowers do not match the vesting on the Mortgage.  A copy of a trust agreement is required.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170045395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2017.  The borrower stated they are gathering financials for loss mitigation and could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170045445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  On 12/14/2018 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170045435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  Borrower was contacted about the March payment but declined to make a payment over the phone. Borrower scheduled a payment in the amount of $1434.95 on 03/06/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called on 08/30/2019 to schedule payment. On 06/28/2019 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  05/16/2019 - Borrower called tomake a payment.  Promises to pay $1574.79 with check by phone on 05/17/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170045410	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019.  On 06/01/2019, authorized 3rd party called and scheduled a payment over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  The borrower scheduled a payment for $605.51 effective for today.  The hardship was cited as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 9/12/17 protection effort hold.	08/31/2019	01/25/2019
170045449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170045405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  Borrower called with a promise to pay $816.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for volcano no property damage noted to property.	08/31/2019	07/03/2019
170045423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  The borrower made a promise to pay $634.13 via the web on 01/31/2019 & $620.10 on 02/01/2019.  Her RFD was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170045402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  The borrower has questions about credit reporting. Call was transferred to a more experienced service agent for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170045399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Borrower called in to make a paymnet and promised to pay $1,207.09 with check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170045430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Borrower paid by phone, discussed hardship and declined assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/21/2019
170045392	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. Disaster protection expired 12/12/17. No damages noted.	08/31/2019	07/19/2019
170045408	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  Call from authorized 3rd party, to let her assigned specialist know she has a notary and is scheduled to sign the modification documents on 04/02/2008.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045386	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  Trustee called and discussed account.  The statements will be going to address on file going forward.  Late fees are no longer accruing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170045407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170045387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  The borrower was contacted and advised of the trial plan and the payment due dates. The borrower was advised on the modification process and a payment received 01/14/2018 was confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX XXXX. No damage noted.	08/31/2019	06/15/2019
170045429	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2017.  Borrower called he stated that the signing is scheduled for tomorrow. I advised that the notary would send the documents back after the signing. i advised that I would note the account and notify the specialist of the call. I set a call back for tomorrow to confirm the signing and he had no other questions.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045390	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  An outbound call was placed to the borrower. The representative confirmed the account was updated showing that the borrower is deceased. The other borrower was informed cannot remove name of deceased from standard communication without the request being in writing. The borrower stated will send a written request. The borrower was advised a short payoff can be requested on the equity line when there is an offer to sell the property and settlement statement from the settlement agent.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170045401	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower contacted the servicer on 05/16/2019 to schedule a payment in the amount of $1,393.59.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170045389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018.  Borrower called to request assistance.  Transferred to Home preservation.  Informed of foreclosure status.  Advised of Loss Mit docs needed. He agreed to return by 10/22/18.  All subsequent communication occurred by email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2017.  Coborrower contacted- can't commit to pay RFD- excessive obligation call incomplete due to being disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170045385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Associate made contact with borrower to inform the modification is completed.  loan is current and confirmed auto draft is set up to start on 03/10/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  Borrower called in to make a payment in the amount of $2,307.86.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170045400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called and scheduled a payment of $1,791.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170045427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower called to make a payment in the amount of $3741.99..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170045437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Comment dated 07/24/2019 borrower called to schedule payment. The borrower needed a reinstatement amount to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170045354	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  The borrower called and made a payment.  The servicer confirmed that modification was complete.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/30/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute over payments resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170045368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2018.  The borrower called on 12/04/2018 inquiring if the energy program was added to the tax line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/15/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. Comments on 01/02/2018 stated theXXXXwas damaged due to the XXXX. The notes on 01/13/2018 stated an inspection was conducted showing 100% of repairs were completed.	08/31/2019	01/07/2019
170045375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018.  On 3/20/2018, the borrower was called about final modification documents.  The borrower stated they will sign and send them back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/18/17 due to XXXXX. No damages were noted.	08/31/2019	06/30/2019
170045394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170045367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Borrower paid by phone and declined assistance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170045404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  Borrower called and made a payment for $2507.22, effective 05/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170045355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Brrower called in regards to the general status of the loan and wanted funds in the amount of $4,168.07 to be applied towards late fees. Associate informed borrower of the foreclosure status. Borrower stated on 03/18/2019 they were unemployed from 03/2018-08/29/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170045380	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  The customer called inquiry about payment which was scheduled on 05/29/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170045369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170045391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  The borrower stated that he met with the notary last Thursday/Friday. The agent provided the next due date andadvised that it will take 1-2 weeks to finalize the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045388	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2018.  On 8/1/2016, borrower called to state can't commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170045353	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2018.  Borrower scheduled payment and requested to set up auto draft twice a month to begin next month on the 1st and 15th.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170045425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  The borrower called in to advised had lost employment but would try to send in April's payment by the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170045431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2017.  Authorized 3rd party called to get the status of check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170045379	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018.  The borrower called to report that he made a payment today and requested a status on his modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 01/18/2018 Internal note: NFR update for Inspection, the repairs are 0% complete, gated community, with no access. On 01/03/2018 disaster damages were noted as fence, trees and AC unit broke  estimate of repairs $4500-$5000.  The damage repair amount is estimated at $5,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/15/2017-The property was located in a FEMA declared disaster area on 09/11/2017 due to XXXXX.	08/31/2019	08/15/2019
170045352	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Successor in interest called to discuss information provided to prove ownership interest.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170045424	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Associate made contact with The successor in interest to go over the review decision informing they were denied. The third party stated they would discuss how they want to move forward with their XXXX who lives there.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170045377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  The customer returned their specialist call, the borrower advised the documents were signed and notarized on 5/2. Advised the borrower that payment is due on 6/1. The borrower had no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	07/30/2019
170045420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170045351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2018.  Borr called to modify a scheduled payment. Cancel the scheduled payment on 12/1/2018 and borr will pay it at the branch on 12/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045357	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  We contacted borrower about final modification documents, advised she met with the notary Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area XXXXX no property damage noted.	08/31/2019	07/10/2019
170045363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170045365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  Borrower called in and made a promise to pay.  Borrower not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  Servicer advised borrower of final mod docs process
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170045373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  The agent contacted the borrower to see if the modification signing had been completed. The borrower stated that she had met with the notary on 02/08 and will be sending the documents back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2018.  On 5/21/2018, the borrower was called regarding the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170045326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2018.  Borrower called in to make a payment in the amount of $546.68
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170045398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Call received from authorized third party; daughter to schedule payment using their boyfriends account who was online with daughter and stated not interested in assistance at this moment. The customer called in to make a payment of $800.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170045374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170045406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The borrower stated they had a curtailment of income and discussed loan modification options.  They verified their information and made a payment of $1,613.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170045331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Commentary states spoke to borrower regarding the status of the account. The borrower advised unable to commit to payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170045433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  Authorized third party made a promise to pay $1200 on 05/09/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  Borrower made a payment and agreed to a work out plan which began 02/08/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Co-borrower called in and made a promise to pay.  Co-borrower stated not interested in assistance options and will bring loan current on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170045349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Borrower called in regards to acceleration  letter they received and associate went over the balance needed to bring the loan current and borrower scheduled the  payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170045317	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The customer called in because they were unable to make a payment online. The agent took the payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated XXXX reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	07/01/2019
170045376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower inquired about loan status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170045340	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Comment dated 08/15/2019 borrower called to schedule payment and cited payment dispute, as the payment increased due to escrow. On 07/15/2019 borrower called to inquire about their balance and stated they made 1 payment to avoid late fees. When associate offered to go over the review decision borrower stated they have their specialist call them. The borrower inquired about the payment amount and stated that it was supposed to go down. The borrower was advised that the payment increased due to escrow. The borrower is interested in a loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  An inspection report dated 12/11/2018 reflects unspecified property damages. No claim was filed due to non-insurable damages. The details of the damage were not provided and there is no evidence of repair.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170045358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower contacted the servicer on 05/20/2019 to schedule a payment in the amount of $894.52.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2016.  Borrower was contacted and made a promise to pay.  Borrower stated was distracted and did not get to it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170045372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170045339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170045432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  Associate made contact with borrower on 08/31/2019 who stated they would be making payment at a branch on 08/31/2019. 3/11/2019 outbound call advised borrower of foreclosure status, advised borrower of repayment plan, borrower declined offer, borrower advised she will be able to bring account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170045319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170045356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2019.  Spoke with borrower who had questions about the  payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170045318	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower made a payment in the amount of $6779.04.   The borrower stated reason for default was excessive obligations.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/31/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the second half of the payment not clearing the account. One half of the payment was taken while on the phone and the 2nd half will draft on 11/01/2016.  The fee was waived for the short payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170045362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2017.  Borrower called in regarding a status update on reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  On 03/18/2019, outbound call. The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The last contact with the borrower was on 05/21/2019. The borrower made two payments to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170045324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045330	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170045338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018.  The borrower called to update his homeowners insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Borrower called in to discuss loss mitigation options and the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170045344	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2017.  Borrower called advised was told the payment will be deferred to the back of the principal. Servicer advised need to go through an underwriter to determine how they can offer assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 11/08/2017 theXXXXwas damaged due to XXXXX and they were having issues with getting it replaced. Commentary dated 11/21/2017 referencedXXXXtiles fell off from the XXXX as well as fence damages. The borrower completed the repairs costing between $4,000 to $5,000. A claim was not filed due to the deductible was too high. There was no evidence of an inspection confirming the status of the repairs.  The damage repair amount is estimated at $5,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/07/2019
170045323	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Borrower paid by phone, declined assistance and verified occupancy  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170045335	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170045332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  Borrower called in a payment on the amount of $917.41.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170045350	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Spoke with borrower who is wanting to change insurance carrier.  Borrower wanted to do stop payment on current carrier due to looking for a new insurance carrier.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/20/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower had credit dispute and was advised that the reporting was correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170045307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  The customer called in to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2017.  The borrower called for assistance with his online account and made a promise to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045308	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045347	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045328	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called to schedule payment n the amount of $772.43.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018.  The borrower advised that they wanted to receive statements with coupon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170045309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  The borrower scheduled a payment with the representative over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170045310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017.  Spoke with borrower updated financials and cell phone number. Promise to pay for 05/05/2017. Borrower is not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/12/2019
170045343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170045321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018.  Borrower called to regarding letter they received from their insurance stating the property was vacant and wanted to  verify their insurance information.  Borrower stated the property is not vacant and now borrower needs to get the insurance reinstated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170045315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  The borrower will pay the total amount due in November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170045334	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The borrower called in to dispute the XXX not being removed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/26/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower was disputing the XXX not being dropped.  The borrower stated was advised it would drop automatically in October.  The borrower requested a quick resolution or would contact the XXXX general.  The issue was escalated on 08/27/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170045333	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018.  The customer set up a payment and agent advised the client of pending modification approval.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The customer called in to set up a payment and discussed their final modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2018.  The borrower called in to change their draft date from the 12th to the 15th..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045306	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  The servicer discussed insurance related issues with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170045299	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018.  Borrower contact updated cell phone numbers. Did not offer assistance as the loan is current. Advised of next payment due and scheduled draft date of 11/09/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017.XXXXand water damage reported. Inspection dated 04/12/2018 showed 90% of repairs completed. Drive-by inspection on 05/22/2018 showed no visible damages.	08/31/2019	05/30/2019
170045302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  Borrower called to speak with someone in the payoff department and stated they would make payment at branch on 11/13/2019. Comment dated 04/17/2018 borrower called to inquire about the modification received and wouldl ike to k now hen they can go to a branch to get notary done.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX as cited on 01/14/2018.	08/31/2019	03/22/2019
170045297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  The borrower called regarding final mod documents stated has final docs signed and notarized and needed to know address it should go to provided address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170045314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2018.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170045304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Borrower called for return label for modification documents. Borrower was advised of address to sent documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2020.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  Associate made contact with borrower who promised to make payment on 05/16/2018 via check by phone and stated RFD to be excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2019.  Borrower called for information regarding credit reporting during her trial payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170045298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170045300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower was returning a call and made a payment. The borrower wanted to know if there were any options for assistance with sewer problems. The borrower will contact the insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  Commentary states spoke to borrower regarding the payment history inquiry. Borrower was advised of payment history and payment information. A request was made for proof of the checks cleared for specific months of payments not received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170045285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower called to make a payment of $1294.64 for 5/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Borrower called regarding the review decision. Associate informed borrower of the terms and conditions. Borrower decided to decline the offer as they plan to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045370	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170045279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2018.  The borrower called regarding escrow shortage and was transferred to mortgage/escrow department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property.	08/31/2019	06/15/2019
170045289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  Discussed with the borrower the review decision and foreclosure status. Advised of the terms and conditions of a trial plan, borrower accepted the trial plan. borrower does not want the payments auto drafted. Borrower did not want to enroll in the post modification counseling program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170045296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170047776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170045278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called to speak with their case owner as they received a letter needing additional information. Associate verified completed case, provided borrower with case owner contact information and case owner was not avaiable. Comment dated 05/01/2019 associarte informed borrower the loan was approved and the P&I was reduced and borrower was upset that the escrow as added making the payment higher and due to hours being cut at work unable to afford.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170045284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/25/2019
170045283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The customer was called to collect on past due loan but the customer could not make a payment and was not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170045286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2018.  The borrower was contacted regarding the loan status and stated does not see how the disaster relief is helping because now has to make the full payment at one time.  The borrower declined the relief offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 09/17/2018.	08/31/2019	04/09/2019
170045291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  Borrower called in to make a payment. Borrower was advised of the approved modification. Borrower was advised they can make a payment online but could not access the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170045282	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Commentary sates borrower called in to request to be setup on autodraft payments. Borrower advised unable to commit to payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/28/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there is a disposition on payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170045272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2017.  Spoke with borrower and advised that the modification final documents are to be kept and the notary will bring another copy to fill out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045270	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018.  The last contact was made on 11/16/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/01/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 5/21/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/25/2019
170045288	3	[3] MI Not Being Paid As Required

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  Received call from authorized third party about the disposition of a loss draft check for Serv Pro due to loss of water.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Collateral water damage on 03/09/2018. Non-monitored claim. Funds haave been endorsed and released.  The damage repair amount is estimated at $5,274.64.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170047778	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Commentary states borrower called in regarding payment questions. Borrower was advised to send written correspondence to have funds re-applied as a payment on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/08/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there was a disposition of payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  Borrower called for a promise to pay and scheduled a one time payment for 10/04/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170045277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  The borrower called in and requested a reinstatement quote. The borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 09/17/2018. No damage noted.	08/31/2019	07/12/2019
170047774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170047769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2017.  Contact made with the co-borrower that promised a payment. Also noted excessive obligations to the IRS for $67,000.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170047771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2017.  Borrower inquired about appraiser and discussed short sale, borrower claims never asked for short sale
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170047773	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018.  The authorized third party called in regarding resolution letter not received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/18/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The authorized third party was disputing the advance fees and was advised to submit in writing.  The third party stated on 06/25/2018 the demand amount was paid and is not paying the fees.  The third party decided not to become the successor of interest on the account.  The third party continued the dispute on 08/01/2018 stating the fees were not the fault of the third party and should not be responsible.  A response was sent to the borrower on 08/20/2018 declining the request to remove the fees due to being determined valid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	07/03/2019
170045276	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Successor in interest was contacted to advise of account update and resolution letter.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXXXX (XXX) declared on November 12, 2018. There was no mention of damages.	08/31/2019	07/22/2019
170047779	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  Borrower called for update and was advised modification in the final stages and would be completed in a couple of days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170045280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170045274	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The borrower advised the repairs were not yet completed and discussed the status of the claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments dated 11/14/2018 indicated a claim was filed for damages caused by XXXXX on 09/14/2018. The claim was classified as enhanced endorse and release. Two checks were received at that time for $30,162.73. The comment on 11/15/2018 stated all funds were released and an inspection showing 100% of repairs completed was needed to close the claim. The borrower called on 04/23/2019 stating the repairs were not completed. After the phone conversation, the comments on 04/23/2019 stated the claim was reclassified as non-monitored and closed. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $30,162.73.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX (XXX) noted on 09/17/2018.	08/31/2019	07/10/2019
170047768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  The customer made a one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170047775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2018.  Borrower called in and made a payment of $900.00 borrower stated they are not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170045290	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  The borrower discussed modification review decision and accepted it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/17/2017 due to XXXXX.  Damage was noted to the stucco and the pool screen blew away.  Damage was estimated at $8000 and no claim was filed.  The borrower stated repairs were still ongoing.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $8,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/13/2017.	08/31/2019	11/21/2018
170045371	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  The borrower made an online request for a payoff statement on 12/14/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a XXXX as noted on 09/18/2017. There is no evidence of damage to the property.	08/31/2019	06/15/2019
170047763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  The borrower stated would try to pay by 05/15/2018; borrower referenced marital difficulties and stated their spouse took money out of their account without their knowledge.  The borrower inquired about a repayment plan but agent stated the hardship would have to be resolved before a repayment plan would be offered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170047760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170047764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170047772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower called stated did not want another modification. Provided options such as the hardest hit program, local churches and XXXXX to see if the agencies can assist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  Borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170045281	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower contact on escrow, borrower stated has been paying own insurance and taxes. Did discuss forced place insurance, borrower will fax proof of insurance. Borrower wants the escrow account removed from account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/24/2019.  The dispute type is Written and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the taxes and insurance that the servicer paid out.  The borrower claims to be paying their own taxes and insurance.  The servicer explained they never received a renewal notice for the insurance and placed insurance on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  The borrower called in to change her payment that she had scheduled for the 10th to the 15th of the month. The agent assisted and the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170047767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  The borrower called in to verify insurance policy.  The servicer opened a task to have the condo insurance escrowed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170047765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called in and the call rep transferred them to their manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2018.  Inbound call to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047759	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  Borrower was contacted to discuss final modification terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 11/20/2017 the aluminumXXXXwas damaged due to XXXXX, and the cost to repair would be $1,000. There was no evidence a claim was filed or any repairs were completed.  The damage repair amount is estimated at $1,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	XXXX
170047751	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2018.  Borrower called and stated their pay period changed and informed to stay on time he would need to make the payment early to the following month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XXXX the borrower stated theirXXXXand pool were damaged due to XXXXX. The borrower notated on 11/20/2017 the fence was knocked down, holes in the pool cage, and XXXX on theXXXXwere damaged. The borrower advised the cost to repair was $5,000. The commentary on 03/13/2018 indicated the property was subjected to the damages on 09/10/2017 and the repairs were 20% completed. There was no evidence a claim was filed or the repairs were completed.  The damage repair amount is estimated at $5,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/18/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX on 09/10/2017.	08/31/2019	04/09/2019
170047766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  Borrower promised to make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170047742	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The borrower spoke to the servcier about account and they made a payment.  They had a roommate move out so less money coming in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower reportedXXXXdamage on 06/08/2018. The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170047754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The servicer called and spoke with the borrower to collect payment. The borrower made a promise to pay online on 06/28/2019 in amount of $1900.00. The borrower verified that the property is owner occupied and intent is to keep property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047746	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  Third party was advised of the general status of the loan and that the file has been closed. The agent states that their name will be added in the next few days.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170047741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called with questions about payments.  Borrower is nearing retirement and XXXX is disabled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170047747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  On 1/28/2019, the borrower called and can't commit to pay and stated curtailment of income however the loan is current after a modification has been completed.  The borrower also stated that during their trial payment they were reported as late and they are wondering why.  It was explained to the borrower that during the trial plan, the borrower is not making the full payment and it can show that the whole payment is not being made until the modification is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2018.  On 6/20/2018, the borrower called in with questions about payments and promised to pay by phone that same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  Borrower called to schedule a payment. and to make a payment. Borrower stated reason for delinquency was curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170047737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  The last contact with the borrower was on 01/02/2019. The borrower called disputing lapse/charge coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170047744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Borrower called to ask if it is okay to pay a little late. Promised to pay $1341.01 with check by phone on 08/23/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170047733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170047756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  An authorized third party (spouse) promised to pay $1061.64 with check by phone on 02/28/2019; party did not want to apply for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/04/2019
170040141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047738	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The borrower promised to make a payment at the branch on 08/31/2019.  The borrower stated is currently in litigation with the county to reduce the property tax increase.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/08/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170047726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower made payment iao 1224.59
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2018.  The borrower spoke to the servicer about their account and their church mailed payment last week.  They were offered assistance options.  They are on fixed income and have excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170047727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  Borrower paid by phone, discussed hardship and payment options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called to schedule a payment for 08/30/2019 in the amount of $1063.41.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170047743	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Borrower states the reason for default was due to being impacted by the government shutdown and contract/sales have declined since then. Borrower promised to pay $1810.19 at the branch.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/14/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed credit reporting during government shutdown.  The servicer advised of procedure for reporting during shutdown and there was no negative reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Outbound call was placed to collect past due balance, borrower ptp 2114.81 at branch on 7-19-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170047761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  The servicer called and spoke with the borrower who stated cannot commit to pay at this time. The borrower stated that there has been a decrease in income and is not interested in loss mitigation at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated reflects that the property is located in a FEMA disaster area due to XXXXX. The borrower stated that the property was not impacted.	08/31/2019	07/30/2019
170047724	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018.  The authorized executor called to get the reinstatement quote and was informed of the pending foreclosure sale on 11/06/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170047720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2018.  The borrower called about final inspection request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was in a FEMA disaster area due to XXXXX on 9/10/17. An insurance claim was filed and all repairs are noted as completed on 7/10/18.	08/31/2019	05/16/2019
170047736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/26/2018 - The property was located in a FEMA declared disaster area due to "XXXXX" XXXXX. No property damages were reported.	08/31/2019	07/19/2019
170047722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Outbound call to the borrower to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170040132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  The borrower called to discuss modification and schedule a payment.  Loan mod will be finalized in 2-3 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170040131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  The borrower was contacted to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047728	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Borrower called in and made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170040125	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2018.  The borrower was contacted regarding payment and stated was unsure why the office manager paid late.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/30/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute.  The account was updated on 05/16/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 10/24/2016. No damage was reported.	08/31/2019	07/30/2019
170047723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  08/30/2019 Borr called to make a payment iao $2191.10

Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040133	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 12/12/2017. No damage noted	08/31/2019	08/16/2019
170040117	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  Borrower scheduled payment. Comment datesd 05/17/2018 borrower declined assistance and scheduled payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/15/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received from borrower for the first delinquency and a previous review was completed and this review did not overlap. There was no adjustment made. Previous dispute was completed on 01/11/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX on 10/04/2018.	08/31/2019	08/29/2019
170040129	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170040112	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The payment history was reviewed with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170040138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170047752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2018.  Commentary states spoke with the borrower regarding the status of the account. The borrower scheduled a promise to pay at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040113	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  The servicer contacted borrower for payment on the account. The borrower stated the RFD was due to excessive obligations and made a promise to pay $1310.28 via check by phone on 03/21/2019. The borrower confirmed the property was owner occupied with the intention to retain. No further questions or concerns.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017.. Damages reported and repaired at 100% on 03/05/2018, claim closed.	08/31/2019	07/30/2019
170040135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  The borrower called to make a payment and wanted the details on what was accruing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170040136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Borrower called regarding the general status of the loan.  Borrower sent the same name affidavit.  Agent apologized received next day after conversation and explained they are in the middle of closing will call in 7 days for an update to close.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Borrower discussed pending documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/18/2017 due to XXXXX	08/31/2019	07/07/2019
170040137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2018.  The borrower called in to discuss their payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The borrower wanted to set-up an appointment with a notary.  The servicer advised the borrower to set-up an appointment directly with the notary service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 12/12/2017. Damage reported was car was XXXXed and needed to be replaced.	08/31/2019	07/07/2019
170040123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Borrower called in regarding status of account. Agent advised account is current and Foreclosure status is showing removed. Borrower was calling to get in touch with the Foreclosure Team to obtain a proof of receipt of funds from the wire transfer. Borrower does not want a Modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170040111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  Borrower called and was advised the loan modification is pending completion with the settlement team and confirmed the payment for 06/01/2018 will not be processed with the preferred payment plan form due to the 3 week timeframe fro payments to apply. Borrower scheduled payment for 06/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 08/2/92017 Property is located in a FEMA disaster area due to XXXXX. 11/03/2017 Borrower stated had no damage to home.	08/31/2019	08/12/2019
170040115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Associate made contact with borrower regarding the final modification documents and went over the terms, provided notary contact information and advised it will be 24-48 hours for someone to reach out to them. Comment dated 03/26/2019 borrower called for general status of the loan and authorized third party to speak about the letter saying account is past duwe. Associate explained the process and how the account will reflecct and talke about the final process. On 10/10/2018 borrower stated the RFD to be curtailment of income and promised to make payment on 10/12/2018 at a branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170040130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower was contacted and had already made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170040134	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Authorized 3rd party inbound call with question about billing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170047729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower called to complete payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170040120	3	[3] Delinquent HOA Fees [3] Title Issue -: Liens not Perfected [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  The authorized third party called in regards to a refund they received from the prior insurance carrier.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The comments dating back to 01/07/2016 referenced HOA judgments on title. The notes on 04/19/2016 stated there were in fact seven HOA judgments totaling $33,762.47. The notes on 07/26/2016 also referenced two other Deed of Trusts on title totaling $72,637. There was no evidence of a satisfaction or release of the liens/judgments being provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170047721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower called in and promised to pay $1189.06, by 06/29/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170048344	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  The borrower accepted the 90 day flex trial modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170048353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower called to make a payment by phone. Stop on account. Called to get stop lifted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster are due to XXXXX. No damage reported.	08/31/2019	08/06/2019
170047725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  The borrower called regarding her escrow shortage and made a payment in the amount of $295.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170040126	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The authorized successor called regarding bill payment debited from checking account the servicer advised if that payment was not intended to contact customer service to place a stop payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: On XXXX the account noted the property is located in a FEMA disaster area of XXXXX, no property damage was reported.	08/31/2019	07/24/2019
170048343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  Borrower scheduled payment by phone for final trial payment. Borrower was advised that once payment posted then will start working on final modification documents and should be received in 1 to 2 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170048345	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Outbound call was placed to borrower who then ptp 787.85 online on 8-20-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX as cited on 07/31/2018. Insurance claim was classified as a non monitored claim as cited on 05/01/2018.	08/31/2019	08/21/2019
170048340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2017.  The borrower  promised a payment of $778.99 online on 6/23/2017. Also noted the spouse was out of work for 4 months and now back working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2018.  Borrower called for payoff figures and agent provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/13/2019
170048347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The customer had organ transplant surgery and made a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170048337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2018.  The borrower declined the cap & extend modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170048338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  The last contact was made on 9/29/2016, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170048348	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170048352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Co-borrower called to make payment on loan.  Payment taken by agent.  Co-borrower not interested in loss mit options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/27/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	08/15/2019
170040121	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Spoke with administrator of estate. Advised will need income and crest to qualify. Advised of the fees charged if approved and how long the process takes.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170048336	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019.  Borrower called in to make a phone payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/05/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes account states and payment rating.  Agent reviewed payment history and found it to be accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170040122	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  A third party called to go over account status and was advised that after payment received yesterday foreclosure proceedings were halted.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170048342	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  Borrower was contact for the past due amount and promised to pay $1243.59 on 07/12/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/15/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Multiple disputes were received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170048346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  The servicer contacted the borrower to advise the resolution to the Office of the President casework. The servicer advised on 03/16/2018 a repayment plan was approved for a total amount owed of $5,350.70 to be repaid over a 12 month period in the amount of $445.89 per month plus the regular monthly payment resulting in a monthly payment of $1,623.74. On 03/20/2019 the servicer adjusted the payment to $1085.95 effective 04/01/2019 due to an escrow analysis. The servicer also advised they have refunded the late fee of $21.31 from an incorrect charge in November, 2018. The borrower understood and did not have any further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower contacted servicer to return their call; the servicer advised they are pending the completion of the modification on the account and it should completed within the next 7 days. The borrower understood and did not have any further questions or concerns at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170048324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2018.  The borrower called for the status of the loan. Also asked about the final modification. The agent advised to take the final documents to the branch to be sent via FEDEX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXX (XXXXXX) noted on 11/17/2018. No damages were reported.	08/31/2019	05/15/2019
170048320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  The borrower made a one time payment via check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX noted, no damage. All prior damage was repaired to 100%	08/31/2019	03/25/2019
170048349	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called about a check they remember getting but forgot to cash (and lost).  They requested it be reissued.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/04/2019
170048323	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The borrower called to make a pay by phone payment in the amount of $1,100.93.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170048329	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170048326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Outbound call to borrower.  Borrower promised to pay at the branch on 7/19/2019.  Reason for default is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170048322	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/19/2019
170048328	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2018.  Authorized party called in to make payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170048335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018.  The authorized party called about the escrow shortage and promised to make a payment on 12/24/2018 in the amount of $360.31 at the bank branch, the call was transferred to customer service for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  Borrower was contacted to collect on a past-due loan and promised to pay $133.84 with check by phone on 08/10/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048330	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  On 12/3/2018 Borrower accepted a promise to pay $2777 at the branch that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170048315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  Borrower advised did not need help with the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/18/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	07/14/2019
170048334	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  Borrower called in about the status of the payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170048316	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The servicer called and spoke with the authorized third party daughter to collect payment. The authorized party made a payment in amount of $387.73 and was provided with the confirmation number. The authorized party verified that the property is owner occupied and intent is to keep.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/11/2017. There is no evidence of damage to the property.	08/31/2019	08/28/2019
170047734	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  The servicer spoke with the borrower who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170048314	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  Borrower confirmed that reinstatement funds were received and claims is fixing up house to sell it.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170048332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2017.  Borrower called and promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170048325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2017.  Lender advised the borrower of the foreclosure process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170048309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower called and schedule a payment for $2329.36, effective 5/10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170048301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2018.  The borrower was called on 11/9/18 and a payment was requested.  A $2805.45 payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170048292	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170048308	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  The borrower promised to pay $736.40 by phone on 03/08/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170048299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/04/2019
170048281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) September and October 2017 with no damage reported.	08/31/2019	05/03/2019
170048298	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2017.  Borrower promised to make payment at the bank branch.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170048319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The last contact was made on 5/14/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170048303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170048300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  Inbound call with questions about an escrow refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170048288	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170048302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called in to schedule payment iao 1438.31 to be processed on 8-21-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower made a payment of 588.69. Third party state the reason for default due to having two XXXXs in the family and extra expenses working away from home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170048290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  Third party spoke to servicer about account and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170048286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2018.  Borrower called in with questions about payment and stated will look into setting up the auto-draft option.  Agent discussed a repayment plan and borrower accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower made a promise to pay and verified the reason for default as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called in with a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170048280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2018.  The borrower said payments should be lower since the borrower self pays insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170048284	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/05/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The credit reporting was blocked since 04/2016 due to a code was not removed at the time of the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2019.  The borrower called in to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/25/2019
170048285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  3rd party called to make a promise to pay over the phone for $700.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048283	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The authorized 3rd party called because she wanted to know when escrow refund will be returned to escrow since she can't cash check. Agent advised funds are returned after 6 months of outstanding check . The borrower was also advised to submit request in writing to have escrow check submitted in her name.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170048263	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  A3P called in for reinstatement figures  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018.  Third party states that they made a payment in the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  Borrower said they set up an appointment with a notary to sign modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170048269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower called to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170048276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170048264	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  Authorized third party (ATP) called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170048295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  Borrower called to advised will make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170048267	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Authorized third party called to verify insurance information and advised of looking for insurance to replace the lender-placed insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	08/16/2019
170048304	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  The borrower made a payment in the amount of $1042.41.  The borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed forXXXXdamage due to XXXXX that occurred on 09/10/2017. Claim funds in the amount of $1315.11 were endorse and released at the branch on 11/02/2017.  The claim was reclassified as non-monitored on 03/20/2018.  The borrower noted damage to theXXXXand part of the chimney blew off.  Leaks resulted from the chimney into the house.  The cost was estimated at $5000 and completed 70%. The inspection was noted as cancelled on 05/04/2018 due to the borrower not responding.  The damage repair amount is estimated at $5,775.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	08/30/2019
170048273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170048262	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2017.  The borrower called on 12/1/17 to ask for the funds in the suspense account to be applied to the mortgage payment.  The borrower was not able to make a payment during the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170048274	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance

[3] Environmental Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called for the general status of the loan. The agent advised the loan modification was completed XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted volcano and XXXX damage on 08/23/2018.
 The borrower notedXXXXdamage on 11/27/2018 due to volcano, pyroclastic flow and sulfur dioxide.  The water filtration system was damaged due to ash and estimated repairs were noted at $12000.  The borrower did not file a claim and stated repairs were 70% completed.  The damage repair amount is estimated at $12,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 08/24/2018.
			The property is located in a FEMA declared disaster area due to a volcano noted on 06/18/2018.	08/31/2019	08/27/2019
170048275	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Authorized party called with questions about payments and promised to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The agent discussed the status of the letter sent to the borrower. The borrower inquired if the new insurance carrier was being paid and the agent verified that in fact payment had been sent out. The agent advise that the old insurance refund had been received and applied back to escrow and the new insurance carrier was being paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  The borrower informed the servicer on 04/08/2019 of being unable to make the payment at this time due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower stated will send payment by 08/23/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  The borrower made a payment of $2,382.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2017.  The borrower called in a promise to pay in the amount of $1779.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170048307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/13/2019
170048253	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called to make a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX no damage reported,.	08/31/2019	06/04/2019
170048252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170048254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  The borrower spoke to the servicer about being at bank to see notary and was advised they only need to sign and return modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170040415	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  Contact borrower stated will have a response be later today, borrower did not want to discuss and will call back in later.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/28/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states borrower is disputing the credit reporting and requesting all negative balances be removed. However, borrower did not provide a specific date. Borrower also requested a copy of the complete loan history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170048248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Borrower promised to make payment at the branch on 03/20/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170048257	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The last contact was made on 6/25/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/23/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/15/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/10/2019
170048241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  The borrower called on 4/26/19 to inquire about the status of the escrow shortage.  The borrower hung up before being transferred to the correct department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170048249	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Third party called about sending the reinstatement funds.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170048247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170048237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  The borrower called in to give verbal authorization for his daughter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX noted on XXXX no damage noted.	08/31/2019	02/01/2019
170048251	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  Borrower called to pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170048255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The borrower contacted the servicer on 06/03/2019 to schedule a payment in the amount of $1,196.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  On 12/18/2018 the account noted, recast has been completed, the borrower mailed the completed hamp recast documents the servicer received the correspondence on 12/17/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170048246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2018.  Borrower called about the final modification documents and was advised they had not been received yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170048243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  The borrower called in to confirm a payment was received. The borrower was advised the payment was made that day online and may take up to 24 hours to post to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170048306	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2017.  The borrower was called about past due amount, the borrower arranged a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170048278	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018.  The third party called to advise the borrower is deceased. Also noted will forward the XXXX certificate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  Borrower called in regarding the Final Modification Documents and stated documents were mailed back. Borrower also stated will make a payment this month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170048245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019.  Authorized third party called in regarding procedure/process review and which documents need to be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower called on 07/18/2019 to report collateralXXXXdamage on 02/07/2019 . Claim funds in the amount of $21,425.76 were received on 07/23/2019 and were endorse and released to the borrower on 09/03/2018. The claim was re-classified as non-monitored.	08/31/2019	09/03/2019
170048235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2017.  Borrower called to verify insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  Spoke to borrower regarding final mod docs and processing time
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170048236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  The borrower was contacted to secure payment. The borrower stated they had made a payment. The borrower requested a breakdown of the fees on the account however the call was disconnected before the borrower could be transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170048231	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  The borrower called to see why the payment didn't draft yet. The agent advised not due until 6/4/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 01/03/2018 due to XXXXX.  Damage was noted to theXXXXand is leaking.  Water came in through the windows and the estimated cost of repairs was noted as $1720.  An inspection was completed on 01/23/2018 reflecting the repairs were not completed and the sliding door needs replaced, the carpet is damaged and there is a water stain remaining in the bathroom.  There is no evidence of the repairs being completed.  The damage repair amount is estimated at $1,720.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017.	08/31/2019	03/25/2019
170048232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  The borrower called and stated they received the final modification documents and had them notarized at the bank branch, who should have returned them via fedex on 10/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170048227	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The third party called to make a payment and cited illness in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 8/31/2017 due to XXXXX. No damage reported.	08/31/2019	08/23/2019
170048221	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	05/01/2019
170048220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Borrower called in to request account to reflect as current to be able to buy a vehicle.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170048233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called on 08/30/2019 advising income was low and scheduled a payment for that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  The borrower called to advise being affected by the government shutdown. The agent discussed modification options that the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170040414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170048205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170048215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Borrower will be sending in mortgage assistance application and tax returns for loss mitigation review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 04/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Borr called to make a payment iao $12033.90
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/15/2019
170048277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2018.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170048203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The servicer informed the borrower on 05/30/2019 that a notary will be in contact regarding the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048192	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  The borrower called in and made a promise to pay in the amount of $593.02.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170048201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2017.  The borrower made a one time draft payment in the amount of $12.18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170048199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2018.  The borrower was contacted and promised to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170048202	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower is changing insurance companies and wanted to ensure that everything has been taken care of. The policy is paid in full and all documentation received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170048198	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  The last contact was made on 12/13/2018, in which the borrower stated will make a payment in the branch on 12/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170048229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170048222	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Contacted borrower who made a promise to pay with check by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/14/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170048218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The borrower called in to request a reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048200	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 07/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Borrower stated she would like to apply for modification. Servicer advised of documents needed for review.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/27/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer corrected credit reporting post modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170048208	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  07/02/2019 Authorized 3rd party, successor in interest to property, called.  Advised her the account has been updated to reflect the passing of the  borrower. Also advised her the power of XXXX authorization would be removed.  Requested a copy of the successor dead giving her title to the property.  Borrower advised all docs would be sent in.

Borrower called in to get an audit report.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170048197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Outbound call was placed to collect past due balance but borrower declined to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170048193	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170048216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  08/29/2019 Borr called to schedule a payment iao $1541.27.  Borr also gave a verbal authorization to provide information to his XXXX for 30 days.

Borrower called to get assistance with online payment. Borrower scheduled a payment by phone and was advised that modification was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2016.  The borrower called with a payment question and was advised to contact their bank because of an ACH hold on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170048212	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  The authorised third party called in and inquired about payments. The third party was advised on the amount due. The reason for default was noted as XXXX of customer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2016.  Borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170048195	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170045646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower called to make a payment to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2018.  Borrower made payment by phone and discussed non sufficient funds payment, also ordered payment history
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170048211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018.  Borrower called in to change the address to send the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045642	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  The borrower called in regarding the final modification documents. The agent informed borrower that they have received all documents and the modification should be completing any day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 10/26/2018 reflects that the property is located in a FEMA disaster area due to XXXXX XXXXX. No damage reported.	08/31/2019	07/16/2019
170045633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Borrower was contacted to collect on past-due loan and promised to pay $482.19 at the branch on 08/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Severe XXXXs, Tornadoes, and XXXXing (XXXXX) declared on July 9, 2019. There was no mention of damages.	08/31/2019	08/16/2019
170048217	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2018.  Granddaughter of borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXXX Disaster declared as noted on XXXX. No damage reported.	08/31/2019	06/15/2019
170048194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  The borrower called in and was advised that account was up to date and auto drafting to begin 4/26/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared Disaster area due to XXXXX. 12/15/17 no longer under FEMA protection.	08/31/2019	06/15/2019
170048156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  The borrower made a payment of $1,755.75.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  The borrower promised to make a payment on 11/02/2017 and cited excessive obligations as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045638	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  Spoke with borrower who cannot commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 12/03/2017 the borrower advised theXXXXand fence to the property were damaged by XXXXX. The borrower also noted at that time the repairs were completed on XXXX. The borrower later stated on 12/04/2017 the cost to repair was $3,700. There was no evidence a claim was filed or an inspection was conducted to confirm the status of the repairs.  The damage repair amount is estimated at $3,700.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	03/26/2019
170045635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower called in wanting to know if can modify auto payments scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170048160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2019.  Borrower was advised of final modification documents.  Borrower stated was out of town and needed documents sent to her there. Borrower was advised of new due date, payment amount, and balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170045643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  Borrower called to schedule payment for $1257.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048154	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 02/28/2019 indicate a XXX Department of Buildings hearing was scheduled for 04/16/2019 for an occupancy violation issued on 11/21/2017; violation was issued to borrower and does not involve investor. Penalty ranges from $3125 to $10000 but does not involve demolition.	08/31/2019	07/11/2019
170045645	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018.  Borrower called and made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170048159	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018.  The borrower stated they paid online and cited curtailment of income.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/06/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Disputed the date of the last payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170045641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The authorized third party (spouse) made a payment in the amount of $689.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 08/31/2017. No damages ere reported.	08/31/2019	08/15/2019
170045607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  Servicer spoke with the borrower who stated was overcharged for closing costs at the time of origination and stated was charged $10,000.00 when should have been charged $3500.00. The agent advised borrower that a resolution letter was going out in the mail. The borrower was advised that the initial quote was given by his HMC was estimated closing costs which were on the loan application and was then provided a good faith estimate on 09/22/2008 that had updated estimates of closing costs along with estimated deposit to escrow which totaled $78522.78. On 09/28/2008 signed the settlement statement acknowledging was in agreement with the terms and figures on the loan which totaled closing costs of $7830.55.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170045639	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2018.  The borrower called in regarding late fees on account and requested to have then waived. The agent advised is able to waive a late fee as a courtesy and provided fax number send in written dispute regarding the remaining fees on the account. No evidence borrower submitted a dispute.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	07/04/2019
170048157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  Borrower promised to make payment online on 02/21/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170048161	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The borrower called in for general status of loan and made a promise to pay $979.20 online on 05/22/2017. The borrower stated plans to bring loan current in June. The Escrow overage was placed on account to reflect credit of $97.45. The borrower stated is not interested in assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170048155	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  The servicer called and spoke with the borrower to collect payment. The borrower stated will make a phone payment in amount of $1994.79 on 02/19/2019. The borrower verified that the property is owner occupied, intent is to keep property and stated not interested in loss mitigation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  The last contact was made on 2/25/2019, in which the borrower indicated would be making a payment in the branch on 2/25/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Disaster declared for XXXXX on 09/24/2018; no damages reported.	08/31/2019	03/29/2019
170048158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  The last contact was made on 2/4/2019, in which a third party was confirming an MHA fax was received. The third party was advised that the original document was still needed; party agreed to send over the original.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170048207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Spoke with the authorized third party and discussed the notary appointment and the terms of the final modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170048163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2018.  Borrower called to verify payment details and made payment at a branch on 10/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170048219	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  The borrower was called for the past due amount and made a promise to pay in the amount of $597.00.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170045578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170045596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower provided reason for deficiency as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170045593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a promise to pay $1083.95 online on 08/30/2019. Borrower states the reason for default was due to pension check come on the last of the month. She was not interested in loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045597	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Borrower called to make a payment in the amount of $611.39
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170045603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  Borrower promised to make a payment in the amount of $508.35 at the Bank Branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170045637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  The borrower was advised that the loan modification has been completed and the first payment is due on 02/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/13/2017. There is no damage to the property per the exterior BPO on 08/21/2018.	08/31/2019	08/30/2019
170045584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called to make a payment.  They have had a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170045574	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The borrower stated that they had been travelling for work and missed some of their loan payments by accident. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/20/2018.  The dispute type is Written and the reason is Account status.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the status of the escrow account and how the account was handled during the disaster period.  The borrower stated is contacting the senator and an XXXX.  The borrower stated that a request was made for assistance after the XXXX and was advised would be reviewed and then received a foreclosure letter.  The office of the president advised the borrower on 09/11/2018 that multiple letters were sent out assist with bringing the account current.  The borrower also disputed the increase in payment.  The issue was noted as resolved on 10/03/2018  with a further explanation of the letters sent out and also the fees and escrow information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 02/14/2018 due to XXXXX. XXXXdamage was noted and estimated at $300.  The borrower noted on 04/26/2018 the insurance denied the claim so the repairs have not been started.  The details of the damage and status of repairs were not provided  The damage repair amount is estimated at $300.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	08/31/2019
170045582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  The borrower called and stated the reason for default was curtailment of income the borrower requested to cancel the last payment and stated she would pay February at the end of the month , the servicer advised the last payment was applied yesterday and could not canceled as well as the payment due date could not be changed. The borrower stated she would call her bank to cancel the last payment and expressed dissatisfaction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  The borrower called to make a payment.  They had been laid off but are working again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045587	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/08/2019
170045577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Borrower was contacted to find out the status of the final modification documents. Borrower was connected with third party to set up an appointment for the notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170045602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170045583	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170045595	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The servicer discussed the modification process with the borrower who declined the option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170045576	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called pay by phone, promise to pay  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170045591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170042958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.  The agent contacted the borrower to notify that the final modification documents have been received and accepted. also that the modification is being finalized right now. Borrower set up their loan for auto pay and the borrower was notified as soon as the modification has been finalized that they will be notified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170040413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Authorized third party called in with a promise to pay scheduled for 04/09/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170042949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170042964	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  Borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/10/2019
170045571	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2018.  The borrower called in to make a payment in the amount of $1529.99.  The borrower is not interested in loss mitigation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a disaster area XXXXX and XXXXX. No damage reported	08/31/2019	03/27/2019
170045589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170042966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016.  The borrower spoke to the servicer and will pay $2529.61 on 10/5/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Borrower called to update mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170042953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170048162	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  Borrower called in and made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.  Borrower made a payment in the amount of $4552.62 on 09/17/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170042943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  Borrower called in to notify the bank that a payment in the amount of $2861.32 was made at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/11/2017.	08/31/2019	03/27/2019
170045600	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170045570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2018.  Borrower made a payment via phone in the amount of $2695.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170045594	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  Outbound call to collect payment, which borrower did make.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/25/2019
170045580	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  Borrower advised will make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/24/2019
170042963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Spoke to third party (spouse) regarding initial set up and financial interview. Called in requesting assistance. Advised of repayment plans. Also sent in new auth form (last name correction). After educating about the mod process- does not want to apply today. Did not Provide necessary info to make decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster protection due to XXXXX in place from 09/12/2017 through 12/15/2017. Damages noted but 100% repaired 12/04/2017	08/31/2019	08/16/2019
170042967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  The borrower called to schedule a payment for 02/28/2019 in the amount of $910.67 the reason for default was noted as illness of mortgagor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/18/2017 the account noted the property is located in fema disaster area of XXXXX, damage from trees falling on AC unit was reported no evidence of a claim filed.	08/31/2019	08/21/2019
170045599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170042941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The servicer called the borrower to verify status of repairs.  The borrower stated property may be ready for inspection in middle of next month.  The siding still needs to be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The borrower filed an insurance claim that was classified as non-monitored on 12/20/17.	08/31/2019	09/03/2019
170042950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Borrower states the reason for default was due to spouse being ill and children in college. Borrower was unable to speak at this time but believes they can bring the account current on their own. Borrower promised to pay $872.61.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/11/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	08/21/2019
170042968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/04/2019
170042960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170042951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2019.  Borrower called to scheule payment. Comment dated 06/29/2017 borrower accepted the 60 days disaster relief due to XXXXs in the area, power outages and causing delay in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170042957	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower made a payment in the amount of $2990.60 in 05/15/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Borrower promised to pay $1185.53 online on 03/20/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170042946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  The borrower made a promise to pay in the amount of $811.91. The borrower was on vacation and made the payment when they returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 08/10/2018. Damage repaired by borrower.	08/31/2019	07/23/2019
170042940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  The borrower called to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045590	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  The borrower called in to discuss the HAMP incentive they received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170045581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  Borrower requests escrow analysis and is exempt from taxes
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170042965	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  Borrower called in to discuss the final modification documents. Borrower states they do not agree with the modification terms and want to be removed from the agreement. The agent advised that they would need to refinance if they are removed from the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower noted property damage on 11/20/2017 due to a tree falling down during XXXXX.  The borrower stated has been fixing the damage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	08/14/2019
170042931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170042947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower contacted the servicer on 08/30/2019 to schedule a payment in the amount of $1,641.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Borrower called in to schedule a payment for $570.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170042954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX no damage reported.	08/31/2019	06/03/2019
170042956	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Borrower called in to discuss their insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170042962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2017.  The borrower requested a c=breakdown of corporate advance fees totaling $730.75.  The servicer provided the breakdown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 12/12/2017. No damage noted.	08/31/2019	06/04/2019
170042896	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  The borrower spoke to the servicer about account status and loan modification.  They are not interested in moving forward with review and will bring loan current on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170042932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  The borrower made a payment in the amount of $779.05 with an agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170042933	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  The borrower made a promise to pay in the amount of $1993.74.  The borrower is not interested in loss mitigation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.  The servicer called and spoke with the borrower to collect payment and the borrower advised would need to reach out to spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019.  The borrower stated they are retired and receive both social security and disability.  They confirmed they made a payment of $915.32 at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 09/12/2017. No damages were reported.	08/31/2019	09/02/2019
170042919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2018.  Borrower requested refund of one time payment of $6040.00 on 12/27/17 to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170042928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170042942	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/24/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/14/2019
170042914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower made a payment in the amount of $1312.03. Borrower states the reason for default was due to being laid off for two months and now trying to catch up but things keep coming up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  The borrower contacted the servicer on 03/18/2019 to schedule a payment in the amount of $485.41.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170042891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/20/2017 and XXXXX as cited on 10/25/2016.	08/31/2019	07/16/2019
170042903	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018.  The borrower contacted servicer regarding the recent changes in their monthly payment. The servicer explained the increase was due to their escrow payment and advised the payment could increase or decrease depending on their taxes and insurance premiums. The borrower understood and did not have any further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170042930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  Borrower called to inquire about document servicer sent as they need a document. Associate informed borrower to send in written request and provided the insurance processing contact information. Executive caseworker received call from borrower and informed of the resolution letter letter being sent. Borrower asked if they had te claim worksheet and was informed they were sending the claim file they had and to contact them directly if additional information is needed. Comment dated 07/06/2017 borrower stated they received 4 checks from house damage under their name and daughters name; however someone forced borrowers name in the insurance check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property loss notes on 07/18/2018 for the date of loss 03/02/2018 due to wind. Claim check was endorsed at a branch and classified as non monitored. Executive inquiry received on 07/17/2017via email from the escrow department regarding a insurance claim in 2011; requesting a record of funds eceived and issues for repairs and copies of checks if possible and the claim padckage. Inquiry was cited as being resolved on 07/21/2017.	08/31/2019	07/30/2019
170042925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170042921	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  Borrower called to make a payment over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170042916	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  The last contact was made on 2/19/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/22/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/19/2019
170042892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Authorized third party called in regarding the general status of the loan.  The servicer assisted the caller regarding automatic payments.  The servicer stated the loan is still showing past due and active in loss mitigation.  Flex modification trial period was kept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  The borrower called to verify insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170045586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  Borrower stated concern that could not make a payment and include extra.  Advised borrower that a full payment is required and the overage would be placed in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170042917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2018.  The borrower called in and made a payment in amount of $1692.68 and was provided with the confirmation number. The borrower verified that the property is not owner occupied and intent is to keep property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Comment dated 09/12/2017 reflects that the property is located in a FEMA disaster area due to XXXXX XXXX. No damage reported. Insurance claim was filed for water loss on date of loss 12/10/2018. The claim is classified as a non monitored claim and the claim check in amount of $6494.67 was approved for branch endorsement as noted on 01/31/2019. Does not appear to be disaster related.	08/31/2019	07/16/2019
170042897	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2018.  Borrower Called about the next payment and was advised the loan modification should be completed by next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170042893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018.  Borrower called in and scheduled a payment for $856.64, effective 7/5/2018. Borrower also gave verbal authorization for third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042959	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Borrower called about a change in insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018.  Borrower called to make final trial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; fence and yard damage noted. No damages to home.	08/31/2019	08/05/2019
170042923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower promised a payment of $1500.00 online by 4/30/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170042877	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017.  The last contact was made on 12/26/2017, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/20/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	05/22/2019
170042911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2018.  The borrower called with questions about payments.  They will make a payment at branch on 9/7/18.  They have had a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042872	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower called in and made a payment for $1503.13 with agent.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170042886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170042934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  Borrower called to inform they would be making a principal payment on 04/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170042866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2016.  The borrower called in and made a promise to pay at a branch the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170042883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2017.  Lender advised the borrower of the foreclosure status and also explained the letter that was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170042961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The servicer called the borrower regarding payment. The borrower made a payment of $2181.32 for 8/29/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  The borrower advised will pay at the branch on 01/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170042878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  Borrower called regarding the general loan status and principal balance of the loan. The borrower was advised that everything is correct; next payment due for 08/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2018.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170042920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018.  The borrower made a payment of $1,328.55.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170042902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  Customer is a victim is a fraud and does not assistance as he will find what happened to the funds in his account. The customer also made a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Office of the President inquiry cited as being resolved regarding modification assistance offered and completed on XX/XX/XXXX regarding modification offers, foreclosure status. Property was cited as being located in a FEMA declared disaster area due to XXXX as cited on 07/11/2017. Insurance claim was classiied as being non montiored for the date of loss 05/15/2017.	08/31/2019	07/30/2019
170042879	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2017.  Received call from authorized third party who had questions about payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: FEMA Declared Disaster Area - XXXXX.  12/20/17 disaster hold expired.
			Borrower date of XXXX was not located in comments.	08/31/2019	05/20/2019
170042875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  Borrower stated no longer needs disaster assistance and advised to close file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170042853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to wildXXXXs (XXXXX) noted on 01/18/2018. No damages were reported.	08/31/2019	05/03/2019
170042865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2018.  The last contact was made on 11/26/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/24/2019
170042884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/13/2018
170042935	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Associate made contact with borrower on 08/21/2019 who scheduled payment with fees. Borrower promised to pay $507.03 at bank branch on 05/22/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170042918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170042862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The servicer called regarding the final modification documents. The borrower advised they were signed at a branch and should have been shipped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170042912	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Borrower returned call and stated previous representative took payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/14/2017 due to XXXXX and stated paid out of pocket.  Damage was noted on 12/08/2017 to theXXXXand leaks caused floor damage.  The borrower stated lost appliances and estimated repairs at $10000.  The borrower stated the repairs were completed and did not file a claim.  The damage repair amount is estimated at $10,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	08/14/2019
170042922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The servicer contacted borrower for payment on account; the borrower made a promise to pay $3150.21 for 03/30/2019 via online. The borrower stated the property is owner occupied and the RFD was due to curtailment of income, borrower was awaiting a check to clear the bank. No further questions or concerns at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Call received from borrower on 08/15/2019 to schedule their payment and stated RFD due to curtailment of income, work is picking back up and they do not need loss mtigation assistance. Comment dated 08/01/2019 borrower scheduled a payment.  The borrower called in and made a promise to pay in the amount of 425.39.  The borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170042847	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called in to discuss negative credit reporting on the account stating believe was incorrectly posted. The borrower requested to have the late reporting removed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/26/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal credit reporting dispute on 04/26/2019. The servicer has responded to the issue on 8/9/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170042874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Received call from borrower requesting additional claim information regarding date of loss for water on 1/7/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170042873	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The borrower stated a payment will be made the following week for $699.88.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX noted on 10/04/2018. No monitored damages were reported.	08/31/2019	07/26/2019
170043759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The authorized third party called on 5/6/19  and advised of a curtailment of income.  A $1917.40 payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  Advised the borrower that all loss mitigation documents had been received and accepted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042838	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  The last contact was made on 5/28/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  The borrower called in to confirm the last payment sent was received and the servicer advised it could take two-to-three days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on 09/12/2017. No damages were reported.	08/31/2019	07/26/2019
170042881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower called in to make a payment in the amount of $1087.34.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Borrower called in a promise to pay $1,425.74 on 09/13/2019.  Transferred to Escrow Department for inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170042858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170042854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 12/12/1017. No damages were reported.	08/31/2019	07/24/2019
170042915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042861	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170042841	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower made a promise to pay online on 08/162/019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170042863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170042839	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2019.  The borrower called in to make a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170042885	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The servicer spoke with the borrower who gave a 30-day verbal authorization to a third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  The borrower authorized a third party on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/10/2019
170043741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  Borrower called to make payment in the amount of $1681.13.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/12/2017; no evidence of damages.	08/31/2019	07/19/2019
170042850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018.  The last contact was made on 11/14/2018, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/27/2019
170041136	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/14/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2017.  Call and spoke with the borrower who believe we are engaging in fraud with her account. Advised we have found no issues and as such we are closing the case and sending a letter to confirm. The borrower agreed and advised she could not speak at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170043751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2017.  The borrower promised to pay $1038.59 at a branch location later in the day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170042860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Spoke with authorized third party and borrower who stated that the borrower did not sign the modification and had signed a quit claim deed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042900	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Outbound call was to collect past due balance, borrower ptp $761.82 at branch on 8-3-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170043750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2016.  The borrower called to discuss reinstatement procedures. Also discussed reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170043752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  The last contact was made on 4/25/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/7/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/15/2019
170043754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2018.  On 07/17/2018 the borrower discussed the account status and completed modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043765	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  The borrower called on 02/20/2019 to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170043690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower was contacted on 08/20/2019 regarding the payment due. The borrower made the payment over the phone at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Modification was completed bringing the loan current.	08/31/2019	08/26/2019
170043747	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2019.  The borrower called in for a status of the account.  The servicer advised they have received the wire transfer to reinstate the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170043737	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2018.  The borrower called in to request the XXX be cancelled and was advised has ten more months until will meet the 78% LTV and will automatically drop off.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018.  The borrower called to get updated tax amounts. The representative advised that the taxes were updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170043736	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  Authorized third party called regarding final modification documents and notary issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  Inbound call from authorized 3rd party to go over modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170042840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  The borrower called to discuss insurance settlement from the company, the borrower was advised more research was needed.  The claim was later paid out on 06/05/2018 the 100% inspection was completed. and the check was sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Fema disaster are declared for XXXXX, damages repaired at 100% completed noted as of 06/05/2018.	08/31/2019	05/14/2019
170043688	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  Borrower was advised of the modification denial.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/21/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Disputed account status and payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  Borrower called about additional documents. Informed borrower of the foreclosure status. Advised it would take 7-10 business days for decision. Borrower was unable to upload the documents to loan tracker. Updated the to do list and borrower will send the documents today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2018.  The borrower advised that would keep an eye out for the final modification documents.  The agent advised of the next payment due date and amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/19/2019
170043667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 08/29/2017. There is no evidence of damage to the property.	08/31/2019	07/12/2019
170043729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2018.  Borrower called to make payment and get information on escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/12/2019
170043665	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2019.  The borrower called on 08/11/2019 to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called to make a payment of $1377.80 with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 8/29/2017 due to XXXXX. No damage reported.	08/31/2019	08/28/2019
170043682	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2018.  Borrower called to change the auto draft from the 5th to the 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 12/05/2017 the property was damaged due to XXXXX. The borrower stated screens on windows were damaged, theXXXXwas damaged, and there was a power surge damaging appliances. The borrower estimated the cost to repair at $10,000. There was no evidence a claim was filed or the repairs were completed.  The damage repair amount is estimated at $10,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	05/14/2019
170043745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  The borrower was advised of the modification approval, along with the payment information.  The borrower set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170043755	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower stated will make payment online by 08/22/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170043727	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170043677	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The borrower called to make a payment of $428.88 for 8/27/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170043748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170043659	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  The borrower discussed the  modification trial payments and verified their information.  they made a payment of $817.66.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170042842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 11/07/2016; no evidence of damages.	08/31/2019	05/31/2019
170043686	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  The borrower called and made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Borrower called to schedule a payment for $850.00, effective 03/05/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170043691	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/21/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed errors in the payment history and the review deemed the reported information accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  The borrower wanted to verify the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/18/2017. There is no evidence of damage to the property.	08/31/2019	07/17/2019
170043739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  Authorized Third Part, from XXXXX, called to confirm the notary appointment was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/15/2019
170043764	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  The borrower was called on 4/23/18 to advise that the modification was completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170043684	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2018.  The borrower's spouse inquired about paying the escrow shortage and wanted to discuss home equity options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/18/2017. There is no evidence of damage to the property.	08/31/2019	06/05/2019
170044165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  The borrower promised to make a payment by 01/31/2019 and cited excessive obligations as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/12/2017. There is no evidence of damage to the property.	08/31/2019	07/12/2019
170044167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170044169	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower called to make payment of $1486.45 for 7/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 10/19/2016 theXXXXwas damaged due to XXXXX. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2018); no damage reported. Prior notes on 10/19/2016 indicated the property was previously located in a FEMA disaster zone for XXXXX.	08/31/2019	09/02/2019
170044162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170044170	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170044157	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  The last contact was made on 2/13/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170043695	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  The borrower called on 01/22/2019 and discussed the escrow shortage on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower stated on 07/16/2018 they had issues with the repairs on the roof. No further information was provided regarding the damages. There was no evidence a claim was filed or the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170043679	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  The borrower called regarding the final modification documents. The borrower stated there is a delay with the notary.  The borrower will call the notary to set up an appointment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170042851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044158	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX disaster damages reported.	08/31/2019	04/02/2019
170044160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/20/2019
170044166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018.  The borrower called in with questions about payments and made a promise to pay $1346.90 online on 06/04/2018. The borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/13/2019
170043733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2018.  The last contact was made on 12/4/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170044153	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/30/2019
170044143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA XXXXX noted on 9/18/2017. No damage reported to property.	08/31/2019	04/04/2019
170044161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2018.  The borrower was advised that the loan modification had been recorded with the county.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170043662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2018.  The borrower called in to discuss their repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170044171	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  The borrower requested the final inspection on the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Insurance claim funds totaling $23,883.59 were received for water damage to the property on 08/24/2016. Comments on 03/07/2018 indicate that 95% inspection results were received and there are structural repairs remaining. Comments reflect that the next step is to complete the structural repairs and have the final inspection; however, there is no evidence of completed repairs.  The damage repair amount is estimated at $23,883.59.  Property repair is in process.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170043680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170044164	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2018.  The borrower doesn't understand why the borrower's credit report was impacted as a result of going through a modification.  The borrower is currently disputing the credit reporting through the credit agencies.  One of the agencies informed the borrower that their servicer reported the borrower delinquent for the month of November 2018.  The borrower also inquired why the deferred amount of $19,000.00 is showing up as a 2nd mortgage.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/03/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicing error impacted credit reporting.  The servicer suppressed the status reported in November 2018 for the October 2018 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/04/2019
170044145	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  Collection call out to the borrower resulted in them making a payment in the amount of $1,258.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170043757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170043670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower was advised that they should get final modification documents via Fedex and the contact information for Servicelink.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044163	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/26/2019
170044148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  Borrower called to make a promise to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170043671	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  3rd party called in about the title issue.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043657	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower contacted the servicer on 05/15/2019 to schedule a payment in the amount of $609.66.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170043735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043661	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170043660	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2018.  The borrower scheduled a payment for $718.85 effective for today.  The reason for paying late was cited as excessive obligations.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The homeowner called to file an insurance claim on 11/\07/2017.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170044149	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170043668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2017.  Spoke with borrower who could not offer down payment or plan start date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 12/4/17 released from hold.	08/31/2019	07/03/2019
170044152	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  The borrower called and requested inspection.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/07/2017.  The dispute type is Written and the reason is Identity.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  08/07/2017 Dispute code claim true identity fraud/ account fraudulently opened name in ACDV does not match SOR. ACDV to be updated to correct name social security does match.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  The borrower made a one time draft payment in the amount of $794.78
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170044155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX no damage reported.	08/31/2019	06/09/2019
170044144	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/06/2019
170043669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called to make a payment of $925.23 for 8/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170044120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; no evidence of damages.	08/31/2019	07/20/2019
170041135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170044113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  Borrower called in and requested the loan transaction history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/01/2019
170044123	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  Borrower stated will make payment online by 05/12/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045604	3	[3] MI Not Being Paid As Required

[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve

[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Borrower make payment in the amount of $1733.14.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/02/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Comments from 01/02/2019 through 06262019 referenced multiple conversations with the borrower where they discussed the account status and advised they were disputing the late fees. There was no evidence of the issue being resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  The comments dating back to 10/04/2017 referenced a monitored claim was filed for XXXX damages caused on 08/26/2017 due to XXXXX. On 10/10/2017 the claim check for $20,000 was received. The funds were endorsed and released on 10/11/2017. Additional funds of $43,455.42 were received on 12/04/2017. The comments on 01/05/2018 stated a final inspection showing 90% of repairs completed was needed to release remaining funds and close the claim. Additional damages were identified on 02/21/2018 in regards to the foundation, and the borrower was requesting more funds from the insurance company. A third claim check for $15,225 was received on 03/15/2018. On 06/22/2018 an inspection was received showing 85% of repairs were completed. Approval was received on 06/25/2018 to release the remaining funds and close the claim. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $78,680.42.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On XXXX the account noted, the property is located in a FEMA disaster area of XXXXX.	08/31/2019	08/22/2019
170042890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2017.  The last contact was made on 1/3/2017, in which the borrower inquired about a billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170044156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2019.  The borrower called to make a payment in the amount of $1870.58, the late fee was waived as a one time courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170044093	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2019.  The borrower contacted the servicer on 05/04/2019 to schedule a payment in the amount of $2,297.87.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/04/2019
170044075	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  The borrower called to discuss a letter he received regarding the inspection. The agent advised that the claim is closed and to disregard.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/15/2017-The property was affected by the FEMA declared disaster XXXXX which occurred on 09/10/2017. All repairs are 100% complete.	08/31/2019	07/30/2019
170044098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower contacted the servicer on 06/28/2019 to schedule a payment in the amount of $1,796.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044134	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/02/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had credit dispute.  Information accurate and updated account information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170044099	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Borrower called in to inquire about getting XXXX authorized to speak on the account.  Went over the amount to bring the loan current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 08/29/2017 the commentary noted the property is located in a FEMA disaster area for XXXXX. No property damage was reported.	08/31/2019	05/22/2019
170043664	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017.  The borrower called in to modify an existing auto draft on the account.  The borrower states they make two half payments a month.  Due to the holidays the borrower wants to move the payment scheduled for 12/29/2017 into 01/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170044151	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The borrower called in to make a promise to pay at the branch on 06/28/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/07/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the application of payments.  The borrower stated has been making payments at the branch and the additional funds have been being applied to late fees instead of the principal balance and has been going on for over a year.  The servicer offered a solution and the borrower hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043728	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 11/16/2018 reflects that the property is located in a FEMA declared disaster area XXXXX. No damage reported. Comment dated XXXX reflects that the property is located in a FEMA declared disaster area XXXXX. No damage reported.	08/31/2019	03/27/2019
170042945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170044091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  The last contact was made on 5/12/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170044117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2017.  The borrower called in to see how can take mortgage insurance premium off of mortgage. The agent informed borrower that XXX was being removed and that it was paid in full with last payment for May and June. The agent adjusted July's payment and sent out a new statement along with a letter indicating that XXX was removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/11/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	07/04/2019
170044059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2017.  The borrower called on 4/28/17 regarding a copy of a cashed check that was faxed for their review.  The borrower wanted to make sure that the funds were applied to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170044126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2016.  The borrower was contacted on 10/28/2016 regarding the past due balance. The borrower promised to pay $1,441.50 on 11/01/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower advised that they hope to make a payment within a week or two.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170043663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  The borrower contacted the servicer on 05/03/2018 to schedule a payment on 05/05/2018 in the amount of $3,233.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170044080	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170044076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Borrower advised she met with notary and modification is signed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called in to make a payment in the amount of $1,156.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170043666	2	[2] Payoff has been requested within the last 60 days [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower made apyemtn of $3,3733.98 and disputed their credit reporting.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The authorized third party disputed their credit reporting.  The payment history was researched and the payments had been short of contractual monthly payments.  The dispute was resolved on 07/17/2019
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170043656	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  Potential successor in interest called in to make a payment in the amount of $1253.14.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 10/11/2017 - Title Issue, Liens/Judgment:Y. Default decisioning Title Clearing initial letter from borrower to clear title..	08/31/2019	08/15/2019
170045629	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called in and made a payment in amount of $1347.51 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 01/10/2018 the borrower advised ofXXXXand fence damages due to XXXXX. The borrower stated on 02/23/2018 advised it would cost $7,000 to repairs, and estimated the repairs at 60% complete. There was no evidence a claim was filed or the repairs were completed.  The damage repair amount is estimated at $7,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The comments on 9/13/2017 indicated the property was located in a FEMA disaster area due to XXXXX.	08/31/2019	08/15/2019
170044094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170043732	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170044131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  The borrower was contacted and advised the modification was sent and provided the tracking number. Borrower was advised the documents do not need to be notarized for the borrower to sign and return them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/14/2017; XXXXX. No indication of damages noted.	08/31/2019	06/30/2019
170044065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  The borrower promised to pay $1,634.70 online by 03/15/2019.  The hardship is due to living on a fixed retirement income and gets paid the second Wednesday of each month.  The caller does not want to pursue loss mitigation options for now; just plans to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170043687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The borrower called to make payment in the amount of $827.77.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170044135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX on 11/14/2018 and on 01/08/2018 for wildXXXXs.	08/31/2019	05/20/2019
170044068	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Associate made contact with the confirmed successor in interest to verify the intentions of the property and informed them of the assumption option. Successor stated they got behind and had to make a big payment in July and is just pulling it all together. Successor stated they would have the August payment sometme next week and would lik to assume the loan but they would need to call back to talk. The authorized third party stated they are trying to get out of foreclosure.  The servicer confirmed it was an active foreclosure with no sale date sent.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Called borrower and discussed modification and confirmed next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017. No damage was reported.	08/31/2019	04/22/2019
170043701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/11/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Servicer called the borrower the borrower who stated he would make the payment on Monday and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170044083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  The borrower called and made a payment.  They have excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170043753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/03/2019
170044129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170044071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower stated they had marital difficulties and made a payment of $240.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043689	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The borrower contacted the servicer on 06/03/2019 to schedule a payment in the amount of $1,355.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170044105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  The borrower called in to make a one time payment in the amount of $924.81
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster are due to XXXXX. No damage reported.	08/31/2019	07/11/2019
170044090	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  The borrower spoke to the servicer about final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043675	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2018.  The borrower made a promise to pay $1230.07 on 8/31/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044072	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2017.  Spoke to borrower who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170044079	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2018.  The borrower inquired about payments on the account.  The servicer advised that the payments were applied to April, May and June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on XXXX. Per notes dated 02/02/2018 property inspection showed property repairs were 100% complete.	08/31/2019	05/08/2019
170044114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170044128	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  Servicer went over final modification terms and notary information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/29/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044078	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  Borrower states that they made a payment at the branch.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170041105	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  On 4/10/2018, the borrower can't commit to paying and stated curtailment of income.  The borrower called in to verify payment details and to see why the payment hasn't posted to the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170044061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower called to schedule a payment for $554.51, effective 6/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/11/2017 reflects that the property is located in a FEMA disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	06/29/2019
170047655	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170048178	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Borrower called to request a payoff.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/22/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing misapplied payments that were made at the branch.  Funds were applied to the wrong loan.  The issue was resolved on 08/28/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170044122	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  Borrower called for payment assistance options.  Borrower could not commit to make payment due to excessive obligations.  Call was dropped during transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170044124	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2018.  Borrower stated will make payment online by 08/31/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area XXXX; minor fence and landscape damage has been repaired; there was no reported damage to home.	08/31/2019	07/12/2019
170044066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170044062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170047659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The borrower contacted servicer regarding a possible escrow issue; servicer transferred borrower to the Escrow department for further assistance. The Escrow department explained the additional payments of $425.00 on 02/04/2019 and $401.00 on 03/03/2019 were both made at the local branch office and the payments were noted differently from a payment made directly to the servicer. The servicer explained the account is in good standing, with no issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/18/2017; XXXXX. No indication of remaining damages noted. Noted 11/08/2017 loss draft of $13,646.79 received, claim closed and non-monitored.	08/31/2019	05/22/2019
170044118	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The borrower called from a branch location regarding loan modification documents that were notarized and submitted; agent advised documents were submitted after the deadline and the modification was denied.  The borrower stated would pay to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 12/14/2017 due to XXXXX.  Damage was noted to the roof, window and door.  The borrower did not file a claim and stated is 20% completed.  The borrower noted on 01/03/2018 still needed funds for repairs.  There is no evidence the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	08/22/2019
170044073	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170044102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The servicer contacted the borrower regarding the past due account the borrower scheduled a payment on 04/20/2018 in the amount of $860.18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/21/2019
170044087	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Third party called in to make a payment in the amount of $1663.42.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  Borrower made payment in the amount of $1744.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	07/23/2019
170044119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2018.  Called and spoke with borrower regarding the modification of the loan.  Borrower stated will sign documents on 6/16/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/12/2017 reflects that the property is located in a FEMA disaster area due to XXXXX. The borrower indicated replaced damaged fence and repairs 100% complete.	08/31/2019	03/27/2019
170044116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170044086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  The borrower called to advise that he thinks there may be a tax lien on the property. Research confirmed that there is no tax lien on the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower called in and made payments for the months of April and May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170044077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  The borrower stated he would make the payment next week, the call was not completed because it was suddenly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  Borrower called in to discuss misapplied funds and the correction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170044125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  The borrower made a promise to pay within the grace period. Borrower advised not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044081	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170044142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  Borrower called in with questions about payments. Promised to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045512	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The unauthorized third party informed the servicer on 04/09/2019 that a copy of the deed will be provided that shows all names.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170044146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  The last contact was made on 5/2/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170041104	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Outbound call was placed regarding past due balance, borrower ptp 1071.89 online by 8-16-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170043734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  The borrower called to make a payment.  They have had excessive obligations and are not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170044064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018.  Spoke with borrower regarding the general status of the loan. Advised final modification documents have been received and processed and loan is now current. Borrower stated auto withdrawals have been set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170045511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2018.  The servicer advised the borrower the loan modification is complete and system changes have been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 02/15/2018. The borrower will be filing a claim for damages.	08/31/2019	06/30/2019
170045528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170044112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17. There is no damage.	08/31/2019	08/27/2019
170047647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/18/2017; no evidence of damages.	08/31/2019	03/14/2019
170047653	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2018.  Borrower promised to make payment at a branck on 06/30/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170044089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The servicer informed the borrower on 05/07/2019 that there are missing documents in the modification paperwork.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2019.  The borrower contacted the servicer to schedule a payment in the amount of $2,417.18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  Borrower called in regarding the closing of the modification and was returning a call that was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045520	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  Borrower called to schedule payment. Comment dated 07/11/2017 borrower stated they no longer interested in the modification and was upset it was still showing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045514	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170044069	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170043697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170047654	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower made a one time draft payment in the amount of $717.13
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 01/18/2018 the borrower advised XXXX on the garage were missing as well asXXXXdamages due to XXXXX. The borrower stated the cost to repair was $400 and estimated about 80% of repairs were completed. A drive-by inspection was conducted as of 01/25/2018; however, they were unable to determine the status of the repairs. There was no evidence a claim was filed or the repairs were completed.  The damage repair amount is estimated at $400.10.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/14/2017 reflects that the property is located in a FEMA disaster area due to XXXXX.	08/31/2019	08/13/2019
170045500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower called to make a payment of $1856.47 for 8/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170045505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170045518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2016.  The borrower called in and made a payment with the representative in amount of $917.66 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170044085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018.  The borrower contacted the servicer on 12/27/2018 to schedule a payment in the amount of $1,474.55.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster protection due to XXXXX was noted from 09/18/2017 until 12/21/2017. No damage reported.	08/31/2019	06/30/2019
170045526	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower called in regarding a letter received from the bank. Borrower discussed assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044095	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018.  The borrower stated that the reason for default was due to the tenant not paying and made a promise to pay $1080.73 by mail on 08/18/2018. The borrower is currently looking for a new renter as the old tenant moved out.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170045508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170044082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2018.  Borrower requestred their January billing statment and a copy of the finalized modification agreement and stated they would make payment online. Comment dated 09/10/2018 borrower accepted the modification offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mortgage insurance review cited on 12/10/2018.	08/31/2019	07/29/2019
170045483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2017.  Borrower declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX on 9/14/2017.	08/31/2019	08/24/2019
170045516	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019.  The servicer called to collect and borrower could not commit to payment.  RFD excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170044121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019.  The last contact was made on 6/30/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/11/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	07/23/2019
170044104	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2017.  The servicer made a collection call and the borrower made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/18/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 02/07/2017, the servicer reviewed the credit dispute information and advised the borrower that the credit cannot be adjusted due to the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  Borrower scheduled a one time payment for $655.00, effective 1/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170041107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170045476	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower made payment by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The comments on 11/29/2017 stated there wasXXXXdamages and a leak in the laundry room due to XXXXX. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	08/16/2019
170045506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 09/12/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX. No damage reported.	08/31/2019	01/10/2019
170045501	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170045504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2017.  The borrower stated they have excessive obligations and stated they are trying to catch up.  The call was then unexpectedly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170045509	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  Borrower scheduled a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area XXXX; no evidence of damages.	08/31/2019	08/07/2019
170045479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  On 2/8/19 the borrower called to discuss the terms and conditions of the trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/01/2019
170045513	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2017.  The borrower called regarding the loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2017.  The borrower called in and made a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170045481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045503	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower contacted the servicer to schedule a payment in the amount of $477.61.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/25/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments reflect a credit reporting dispute; servicer updated credit file and issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170044100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2017.  The borrower said they are getting ready for work and could not talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170045488	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170045495	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The borrower called in stating will make a phone payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/22/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputes present/previous account status/payment rating.  The account was reviewed and determined to be reported accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045490	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170045519	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170045480	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170049278	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018.  Ongoing attempts to reach the borrower and have not spoken to them since 1/22/2018. Property  is in a FEMA disaster area due to XXXXX but no damages were noted  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 12/20/17 protection hold expired.	08/31/2019	07/30/2019
170045477	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  The borrower called to make a payment and wanted to know why the payment wasn't lower. The representative transferred the call to customer service to further assist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170045496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Borrower called in to verify insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170044110	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170044136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower called and discussed the notarization of the final modification documents.  The mailing address to send the documents was provided.  The foreclosure status was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/14/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	07/29/2019
170045487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  The borrower scheduled a promise to pay of $1,528.52 on the account and stated they had excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045484	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2016.  Commentary states spoke to borrower regarding the status of payment. Borrower scheduled a promise to pay on the account and advised of reason for default.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170049296	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  On 05/13/2019 Borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170049291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2017.  Outbound call was placed to borrower to collect past due balance, borrower was unable to advise of when payment would be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170043696	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  The borrower was disputing the credit reporting during the trial modification period and payments being made within the review period.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/11/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the credit reporting and payments. This was resolved on 4/26/2019 with a response letter sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170049272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower called in payment for $1,368.02 for today RFD excessive obligation states XXXX passed away and hasn't been able  to catch up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045469	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  The borrower called about the modification they received on 01/23/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170049285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  Authorized third party called in payment for $1,561.12 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170047652	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  The borrower promised to pay $580.11 at the branch on 03/21/2019.  The reason for the late payment was cited as excessive obligations.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 10/11/2016 due to XXXXX. No damage reported.	08/31/2019	05/06/2019
170049286	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  Spoke to auth 3rd party and went over amount to reinstate loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170049299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  07/17/2019 call to borrower regarding verification of authorized signor on account, borrower advised already sent in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); no damage reported.	08/31/2019	07/17/2019
170049279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Borrower called in to make a payment promise on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170045471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170049283	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018.  Authorized third party called in to request assistance options.  The third party requested a reinstatement quote.  The borrower will be cashing out life insurance to reinstate the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 10/27/2017. No damage is noted.	08/31/2019	04/26/2019
170049281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  The borrower called to verify check status complaint advised funds to be released today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170049308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Outbound collection call to borrower resulted in their promise to make a payment in the amount of $946.31 at the branch on 08/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170049274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170045498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Borrower promise to pay on 05/07/2019 the amount of $1,222.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 09/17/2018 Property is located in a FEMA disaster area due to XXXXX. No evidence of damage.	08/31/2019	08/13/2019
170045502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17. There is no damage to the property indicated.	08/31/2019	07/18/2019
170045464	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170049277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The customer spoke about the final modification documents with the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170041091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2017.  The borrower called to schedule a payment in the amount of $1159.19 to be drafted on 01/13/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170044107	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  The borrower stated that his RFD was due to a curtailment of income. The borrower was waiting on social security to start issuing his benefits. He made a promise to pay  $4010.33 at the branch on 12/08/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018.  Spoke to borrower final documents on the way.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on 11/30/2017.	08/31/2019	07/29/2019
170049275	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  Borrower can not commit to making a payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/12/2017 the account noted the property is located in a FEMA disaster area for XXXXX. There was an existing property loss claim open 12/20/2015 COLXXXXdamage and was closed on 06/05/2018 with 100% inspection and final draft released 05/18/2017.	08/31/2019	01/10/2019
170049282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  Authorized third party called to pay by phone in the amount of $789.94
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170049312	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower called to make payment of 1810.90
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170045470	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  On 7/10/2019, the borrower called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170049271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  Borrower called in a promise to pay $1,096.58 on 07/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019.  The borrower called to make a payment of 1846.33.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170049246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  A third party called to discuss someone coming to the property and taking pictures.  The servicer offered to get customer service department to assist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170049309	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  Borrower called in states accidentally made 2 payments on  1/15/2018 and requesting for a refund of one of the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170045491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049310	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2017.  Borrower called and made two payments to bring the loan current.  Stated had switched banks and had automatic payment from old account and thought had switched to new bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170045494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2018.  The borrower promise to pay $2,432.68 drafting on 08/31/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170049273	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170049298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  02/19/2019 inbound call borrower scheduled payment borrower explained she is expecting to be late on mortgage until 05/01/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045465	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/19/2018
170049313	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Spoke with borrower, borrower promised to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170045523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  The borrower was called on 6/27/19 and a payment was requested.  The late payment was caused by excessive obligations.  A $1191.73 payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170049314	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower was offered a modification and advised that they weren't interested and they also made a promise to pay for 07/27/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170043692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170049301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The customer made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170049290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Call received from borrower to schedule payment for 08/23/2019. Borrower called in payment for $1,337.96 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170049306	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170049242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/02/2019
170045468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  On 2/4/2019, the borrowerr called regarding the general status of the loan and wanted to remove the cease and desist permanently.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170045474	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170049300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2018.  On 8/31/2018, borrower promised to pay $745.06
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018.  The borrower called in and made a promise to pay and stated that they were dealing with excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170045837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  04/16/2019 inbound call borrower scheduled payment $3,309.68
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170049311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170041109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170045472	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The agent attempted to collect and the borrower state that they cannot speak right now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for XXXX damage that occurred on 09/09/2017. Damage was noted to the fence, and theXXXXand floors need to be replaced. Claim funds in the amount of $11,336.10 were released 11/19/2017 per FEMA guidelines. Claim was classified as non- monitored on 03/31/2018, however borrower did not comply with required inspection scheduled for 04/04/2018. The inspection returned on 04/12/2018 with 0% completion due to the property being occupied.  The damage repair amount is estimated at $11,336.10.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	08/22/2019
170049253	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Borrower called about mod docs. Agent advised documents received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/10/2019
170049302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  On 04/25/2019 Borrower called in reference to inspection request. Borrower was advised a final inspection was not required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	07/16/2019
170043699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Borrower called in and could not offer down payment or plan start date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170049247	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 11/28/2017 due to XXXXX.  The insurance did not cover the damages.  Damage was noted to theXXXXand fences.  The borrower was waiting for a bid from a contractor. The details of the damage and status of repairs were not provided and there is no evidence of an inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/11/2017.	08/31/2019	08/06/2019
170045835	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower called and make a payment in the amount of  $878.94.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170045874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  06/04/20/19/ inbound call borrower called to schedule payment in amount of $508.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170049228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018.  The borrower called to set up a payment of $996.04
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170049292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  Borrower called in to make a payment in the amount of $1396.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 10/2018); no damage reported.	08/31/2019	05/10/2019
170045867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2017.  Spoke with the borrower and the borrower cannot commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170045868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2019.  Borrower called and paid by phone.  2/27/19 Borrower called, she is out of a job and is not interested in Loss Mit today.  Ex is helping financially and with child support.  She may call state for assistance. she will call back if she is interested in Loss Mit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170041090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower called in and stated will make a payment at the bank branch tomorrow. The borrower stated that they were traveling which caused the late payment. The borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17. There was damage to the property that the borrower paid to repair.	08/31/2019	08/30/2019
170049305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster are due to XXXXX no damage reported.	08/31/2019	07/20/2019
170049232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/01/2019
170049235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower promised to make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; no damages to home reported.	08/31/2019	08/29/2019
170049294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170049224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170045833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2019.  Borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2018.  Borrower called in phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/12/2019
170045836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Borrower called in regarding loan status.  Borrower stated that she was looking for assistance for her Home Equity Account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170045860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  Notes indicate the borrower called to verify the reinstatement payment was received. The agent advised the payment was received on 12/18/2018 to reinstate the loan. The agent also provided the loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/14/2019
170045869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called  to make a payment of $650.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170049234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  Called borrower to collect on past due amt.  Borrower made a promise to pay $1242.06 on 1/25/19.  RFD is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170045854	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  The customer called in to make a payment due to complications with the online portal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported damage on 01/08/2018 due to XXXXX and stated would be paying for repairs out of pocket.  The borrower noted on 03/01/2018 the property is repaired and was not covered by insurance.  The details of the damage and status of repairs were not provided and there is no evidence of an inspection confirming repairs.  The borrower noted on 03/06/2017 there was a priorXXXXleak that was not repaired.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	08/24/2019
170049276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The customer was called to collect on past due balance. The customer made a payment arrangement. The customer also advised that income is tied into real estate market.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170045838	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2019.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170045850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  01/04/2018 - Borrower called with a promise to pay - reviewed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area - XXXX XXXXX/XXXXX	08/31/2019	05/10/2019
170049261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Servicer contacted borrower and advised of amount due. Borrower was not able to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045847	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  The borrower called to request assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/15/2019
170049225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170049237	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  The borrower requested a payoff statement/quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045844	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170049256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 07/10/2017 cites loan meets the criteria to delete private mortgage insurance.	08/31/2019	05/30/2019
170049245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  The borrower stated they could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045839	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170049258	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170049223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2017.  Borrower called and made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170049288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower called in with the third party and discussed the assumption request and the assumption process; borrowers are getting divorced.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170045863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  Servicer advised there is still remaining due on trial payment. Borrower stated he would make payment 04/02/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; all damages repaired and final 100% inspection received 02/22/2018.	08/31/2019	02/04/2019
170045834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2019.  On 04/13/2019 Borrower was called in reference to payment due. Borrower promise to pay at a bank branch on 04/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045845	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2018.  Borrower called in to get phone number to service link due to missed appointment due to birth of grandchild and need to reschedule.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170049238	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower made a one time draft payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/09/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed account information on credit bureau. Loan information researched and validated; issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Outbound collection call to the borrower resulted in their promise to pay $1,221.61 at the branch on 08/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170045855	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound Borrower scheduled payment 1/31/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170049244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower promise to pay the amount of $1,703.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/31/2017 reflects that the property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	08/30/2019
170049287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/21/2019
170045875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  The borrower advised that they will make the payment for July on 07/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170049249	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170049239	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  On 02/08/2018 Borrower was called in reference to payment due. Borrower promise to pay at a Bank Branch on 02/09/2018. Borrower was advised payment made in November at Branch was not applied and is missing. Borrower advised there is a open request to have the payment found.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/31/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  01/31/2018 Commentary states payment dispute. It was resolved the payment was posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	05/29/2019
170041092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower contacted the servicer on 08/20/2019 to schedule a payment in the amount of $2,038.60.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: 12/15/2017 - The property was located in a FEMA declared disaster area due to XXXXX which occurred on 09/10/2017. All property damages have been 100% repaired.	08/31/2019	08/20/2019
170049284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Borrower called for general status update. Borrower stated is going through a divorce and the home will stay with the ex-XXXX.  Secondary reason for default noted as curtailment of income. Agent advised the loan is due for the April payment. Borrower stated ex-XXXX will be making the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170045832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/13/2018
170049259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Borrower called to schedule payment. Comment dated 02/27/2019 borrower called stating spouse had lost their job but started a new one in March and they are waiting for their tax return to catch up with the payment and scheduled 2 payments with fees to post and stated they should be fine going forward. Associate did  informed borrower of the assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045859	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  Borrower called to verify receipt of the payment. Agent confirmed payment received. Borrower not needing assistance options at this time. Excessive obligations noted as the reason for default.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/20/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the terms of the disaster forbearance stating the payment  were to be put on the back of the loan.   The servicer reviewed the letter and explained assistance would be provided at the end of the forbearance to bring the account current.  Ongoing concerns were noted regarding the verbiage of the letters threatening foreclosure and was escalated to the office of the president on 04/27/2018. A follow up letter was sent to the borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted property damage on 11/27/2017 due to XXXXX. Damage was noted to theXXXXand water damage was noted to the ceilings and cracks in the walls.  The borrower noted on 02/15/2018 that theXXXXwood is going bad but did a temporary fix with tar to fix the leaks.  The borrower is paying out of pocket for repairs and stated is about 95% completed.  A drive by inspection was completed on 03/01/2018 noting 0% repairs complete and in good condition.  No visible damages were seen.  The interior damage was not confirmed completed.  The damage repair amount is estimated at $2,500.00.  Property repair is in process.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017.	08/31/2019	01/16/2019
170044141	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The borrower called on 03/22/2019 inquiring why the payment they made on 03/20/2019 was refunded to their bank account. The servicer advised they would need to contact their bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  Lender went over loan modification and borrower declined it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170045842	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The disaster was first mentioned in the commentary on 09/14/2017 due to XXXXX. No evidence of damage.	08/31/2019	06/30/2019
170041088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2017.  Called borrower to discuss the payment due on the loan. Borrower promised to make a payment. Borrower scheduled a payment on the account online. Borrower confirmed property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/15/2019
170045851	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2018.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2019
170045864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  The borrower called in and made a payment to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170045841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2016.  Borrower promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170045871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on 9/14/2017. No damages were reported.	08/31/2019	07/11/2019
170049254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/13/2019
170049248	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  The borrower stated RFD as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170045861	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2018.  The borrower called in about the P&I modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170045806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The last contact was made on 5/13/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 1/15/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/10/2019
170045840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2016.  Borrower called will pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170045862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018.  Borrower was contacted and was advised to be on the lookout for the documents and to schedule appointment for the mobile notary
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170049307	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  DOT Signor called in regards to letter received from XXXXX. Payment iao $386.76 was scheduled  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170045831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area XXXX; no evidence of damages.	08/31/2019	07/15/2019
170049257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Borrower called for new escrow analysis to be ran.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared Disaster area for XXXXX - 9/14/17 protection hold.	08/31/2019	08/29/2019
170049241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2017.  The borrower promised to pay $126.05 at the branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170049243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2016.  Borrower called in PTP payment within grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/05/2019
170049270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  The borrower called in and made a payment. They stated that the recent reason for default was due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170045865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170049255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The borrower called in and made a promise to pay over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170049230	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2019.  Call received from borrower on 07/21/2019 to schedule their payment. The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower advised on 07/18/2018 and again on 08/08/2018 they needed to make repairs to the home. The details of the damages were not provided. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area (XXX) noted on 11/16/2018. No damages were reported.	08/31/2019	07/21/2019
170045809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018.  On 6/4/2018 Borrower accepted a promise to pay $958.14. Borrower could not access online banking. On 5/8/2018 Borrower confirmed signing the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170045872	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2018.  The borrower called and stated that they'd be making a payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170049219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/14/2019
170045853	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called the servicer with regards to the status of the loan modification, the servicer advised that the final modification documents were sent and that the servicer will work with the borrower to get the notary scheduled.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/01/2019
170045858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2018.  The borrower stated that they would be pulling money from their 401K to bring the loan current and wanted to look for new insurance company because their payment seems to keep increasing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  Notes indicate the borrower called to make a One Time Draft payment on loan account in the amount of $1365.90 effective 5/9/2019. The Agent advised the borrower of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170045800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Borrower called in to get more claim information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/03/2019
170045870	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The borrower called looking to refinance loan advised of options and review for repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); no damage reported.	08/31/2019	08/17/2019
170045797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2018.  Borrower advised of excessive obligations and unable to make payment at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170049250	3	[3] MI Not Being Paid As Required [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Authorized 3rd Party was contacted regarding past due balance. Payment iao 1047.94 was scheduled to be processed on 8-23-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  The home had XXXX damage from busted pipes per notes dated 05//17/2019. The damage occurred earlier in the year, 10/29/2018.  The claim was classified as monitored on 06/04/2019.  The recovery check for $4,064.38 is pending endorsement upon 100% verification of completed repairs.  The damage repair amount is estimated at $4,064.38.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  Borrower called in and said will catch up at the end of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170049221	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170045810	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2018.  Borrower inbound regarding the approval, reviewed terms she accepted.  Set up trial payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045816	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2017.  The customer confirmed a payment would be made at a local branch and disputed their payment from November.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/23/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer requested a payment adjustment, as their payment from November 28 IAO $428.23 was applied to their credit card rather than the mortgage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170045823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170049236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170045825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  Borrower called scheduled 11/30 payment online.  Stated RFD due to being self employed and income varies
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Notes indicate the borrower called to make a One Time Draft payment on loan account in the amount of $1083.60 effective 5/16/2019. The Agent advised the borrower of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170045799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called in and made a promise to pay on 6/1.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170045808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  The borrower called in to make a payment on their repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170049263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018.  Agent contacted borrower to advise that loan was showing current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170049220	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2017.  11/28/2017 - talked to borrower to discuss options
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/07/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The commentary indicated multiple credit disputes were received dating back to 10/07/2016. The most recent was received on 09/27/2017. The dispute advised of inaccurate information reporting in regards to the present/previous status and payment history/payment rating. Multiple reviews of the issue were performed. It was determined the information reported matched appropriately. There was no further mention of a credit dispute after 10/20/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	05/10/2019
170045743	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/21/2018
170049229	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The last contact with the borrower was on 05/31/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170045793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  Commentary states spoke with borrower and borrower advised their spouse has already made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170049226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170045818	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Third party spoke with agent in the office of the president stating they should have received the paperwork since last month and they are requesting a letter acknowledging them as the power of XXXX for borrower and customer service rep ran SOTA and verified the third has been fully authenciated. Third party expected to have been faxed the power of XXXX paperwork at branch in XXXXX. Comment dated 05/17/2019 ATP called wanting to find out the amount due and if any late charge fee has been applied. Associate informed the loan is due for $802.06 and as of now no late fee has been added and ATP stated they were going to the bank today to make paymenrt.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170045826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2016.  On 12/02/2016 Borrower called to discuss payment information. Borrower was provided with this information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/19/2019
170045724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018.  Customer made promise to pay in amt of $701.80 on 7/6/18.  Customer advised he will take care of payment at bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170045751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  On 02/26/2019 Borrower was called in reference to payment due. Borrower promise to pay online on 02/26/2019. Borrower was advised of late fee. Borrower stated payment will be in by 02/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170045796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.  The representative reviewed  the next steps for the final modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170045762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045828	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/13/2018
170045789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2018.  Borrower promise to pay $1,625.00 drafting on 10/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/13/2019
170045742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  The last contact with the borrower was on 12/17/2018 to discuss options and repayment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170049227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: There is no evidence of deceased customers. Notes on 04/15/2019 suggest fee reimbursement was competed but no XXXX certificate was received, notification of a a deceased customer by heirs or power of XXXX.	08/31/2019	08/08/2019
170043721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The borrower spoke to the servicer about account and they made a payment.  One of the borrowers is unemployed and the tenants are not paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170045776	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  On 3/28/2018, borrower Antonio Garcia called regarding of author of midterm change of new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/19/2019
170045755	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  The borrower called with questions regarding insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/16/2018 due to XXXXX.	08/31/2019	06/05/2019
170047696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170049222	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170045794	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017.  The borrower called and made a payment in the amount of  $4,302.30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045801	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2017.  Borrower called in to make a payment and was advised that an auto draft was already set up. The agent also advised that a deposit should be made in the borrower's bank account rather than make another payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/22/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes credit reporting
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170045804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170045827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Authorized third party XXXXX with XXXX International called in returning call to provide insurance premium amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/23/2019
170041097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  On 4/25/19 received a call from borrower regarding the review decision.  Advised borrower of the terms and conditinos of the trial plan and borrower accepted but opted not to have payments auto drafted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018.  Notes indicate the service contacted the borrower who accepted the loan modification offer. The borrower advised of making the trial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170045771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2017.  The borrower was given the total amount due; borrower promised to pay $1,163.56 at branch office on 8/31/2017.  The reason for default was given as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 08/2017); no damage reported.	08/31/2019	05/17/2019
170045761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Authorized third party, with a promise to pay at the branch by 08/24/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 10/18/2016 reflects that the property is located in disaster area due to XXXXX. No damage reported.	08/31/2019	08/28/2019
170045732	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower scheduled payment on 05/08/2019 to replace April payment that was returned.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/24/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower verbally disputed credit reporting. Servicer researched payment history and verified account was only reported delinquent for May. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170045738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Outbound call to borrower to collect payment borrower made payment of $1,068.55 borrower stated reason for default was customer has been out of town.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170045814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/09/2019
170045852	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2018
170045774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  Talk to  borrower regarding  TAD borrower PTP $648.33 online today RFD excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/18/2019
170045740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170041094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  The borrower made a payment for $771.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170045783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/26/2019
170045677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  Outbound call was placed to borrower to collect past due balance and payment/payment arrangement was not secured
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  06/05/2019 - Borrower called to schedule a payment in the amount of $1692.03
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170041098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  The borrower made a promise to pay $2837.30 online on 04/24/2019. Loss mitigation assistance options were discussed however the borrower declined . The RFD was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170045807	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  The authorized spouse promised to pay $1,170.52 online.  The hardship was cited as excessive obligations.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045757	3	[3] MI Not Being Paid As Required [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called to discuss a reinstatement check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170045873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  On 01/09/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 01/24/2018 Commentary states FEMA XXXX declared disaster extension expires 03/12/2018.On 03/26/2018 Commentary states repairs for property damage are 100% completed.	08/31/2019	07/29/2019
170045752	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Borrower was contacted to validate financial information and stated the accounts does not match.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/31/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Disputes current balance and/or amount past due. Loan data is available in MSP. Verifying previous account status/payment rating/account history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170045798	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018.  The borrower called, went over repayment plan details. Repayment not offered
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  Borrower called in with general account questions and  was advised that they can resume making payments as usual.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/12/2017 due to XXXX	08/31/2019	07/05/2019
170045736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX Disaster Protection until 12/16/2018.	08/31/2019	07/30/2019
170045791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  The customer called to scheduled a payment for 12/29/2017. They brought the account current and used the disaster relief period. They had a service complaint about the previous collector and stated the home preservation disaster assistance program did not work for them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/12/2017 due to XXXXX. No damage reported.	08/31/2019	05/10/2019
170042938	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/10/2017 due to XXXXX.  Claim funds in the amount of $7406.98 were endorsed at the branch on 11/24/2017 and was pending the final inspection.  The claim was closed on 03/22/2018 due to the borrower not complying with the terms of the claim agreement and no inspection was completed.  The damage repair amount is estimated at $7,406.98.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	08/19/2019
170041096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  Spoke to borrower when they called inbound to set up autopay for this loan on 1/4/2019 Loan is performing and no further contact with the borrower. Prior contact on 12/3/2018 and borrower stated curtailment of income was cause of late pays. 11/2 Spoke to borrower and NSF check on 11/8 Ongoing contact with borrower from 7/1/2016 12/14/2017 Borrower stated not interested in loss mitigation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170045802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170045749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2019.  The borrower contacted the servicer on 08/10/2019 to schedule a payment in the amount of $476.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/10/2019
170045745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170045815	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170045817	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Borrower made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045716	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2017.  Called the borrower to advised remaining funds will be applied today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170045788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  The customer scheduled a payment for 4/3/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170045720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower expressed concern with not being able to make a partial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170045717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  Borrower called in for general status update but not interested in loss mitt options. Did not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170045759	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018.  Called borrower to discuss the payment due on the loan. Borrower promised to pay.  Borrower accepted ptp1. Borrower could not offer down payment or plan start date. workout options reviewed: no plans. Repayment plan started April May be paid after grace period. Borrower said the reason for delinquency was illness in borrower's family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170045675	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018.  Talk to borrower regarding TAD borrower states don't have bank information available will call back RFD payment dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170049262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  The borrower called regarding general status of the loan and to discuss mod offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170045781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  borrower called made payment $2,259.24
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045813	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2019.  The authorized 3rd party called regarding the other half of the March payment. Will be using bill pay for full regular payments. The borrower was not interested in loss mitigation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 11/14/2017-The borrower was financially impacted by XXXXX but the issue has since been resolved. No property damages were reported.	08/31/2019	04/04/2019
170041101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2017.  On 02/13/2017 and 01/04/2017 the borrower was called to collect past due payment. On 11/30/2016 and 11/23/2016 the borrower was called to discuss the status of the loan. On 11/08/2016 the borrower called to discuss the status of the loan. On 11/02/2016 the borrower called to request a reinstatement. On 10/31/2016 the borrower called to speak with a specialist that was not available at the time. On 10/19/2016 the borrower called to inform she is faxing in documents. From 10/19/2016 to 07/01/2016 the borrower called and was called to discuss the status of the loan and discuss documents that were needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170045631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 10/19/2018 reflects property located in FEMA disaster area XXXXX. No damage reported. Disaster type not mentioned.	08/31/2019	07/12/2019
170045721	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017.  Borrower called in to discuss the option of refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170049266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called and authorized third party on account. Third party wanted to verify when last payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages reported.	08/31/2019	07/29/2019
170045782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called in to set up a promise to pay payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 09/14/2017 Property is located in a FEMA disaster area due to XXXXX. No evidence of damage.	08/31/2019	08/30/2019
170045744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Associate contacted borrower in regards to additional documents that are needed and to inform of packet they will receive. Borrowers' call on 08/21/2019 regarding the inital set up and financial interview and after educating borrower on the modification process borrower wanted to apply. Borrower stated their payment is set to increase in October and afraid they will not be able to afford due to being on a fixed income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX were first mentioned in commentary dated 10/17/2017.	08/31/2019	09/03/2019
170045731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  Borrower advised deferring a payment to the end of the loan is not a offered option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170045739	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The customer called to make a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170044918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170045765	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170045723	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170045785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170045821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  The borrower stated would be paying at the branch on 2/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170045758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2018.  Promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/15/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	07/11/2019
170044920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2018.  The servicer called the borrower the borrower advised that the payment was already set up to be drawn from account for that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/28/2019
170045784	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 10/17/2018 the account noted the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	07/05/2019
170045679	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018.  Borrower called to mke arrangements for the holidays and scheduled payment for 12/29/2018 and was advised the loan would be due for December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170045763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170044919	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/29/2019
170045795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Servicer advised of final modification documents and terms of agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170044903	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The last contact was made on 5/14/2019, in which a third party scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/20/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/16/2019
170045665	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The customer called in to know if agreement would be processed if received after expiration date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/29/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX. No damage reported.	08/31/2019	07/03/2019
170043726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 10/8/15 for XXXXX XXXXX and on 0/4/18 for XXXXX, XXXXX. No damages were noted.	08/31/2019	04/30/2019
170045741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170049267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  Borrower was contacted for payment said there was no financial hardship and a payment was made the day before.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170045719	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  Borrower called and processed a payment in the amount of $2149.70.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170045676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  Spoke to borrower and she stated she will be moving back to XXXX and will be renting out the home in XXXX.  She stated she wants to start a new review.  Advised borrower to wait for the file to be removed from out Dept before we can start a new review.  Advised borrower cannot guarantee a favorable review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170045778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2018.  The borrower called in and accepted a promise to pay $1106.04 by 8/12/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per commentary on 9/14/2017 a hold was placed for XXXXX disaster protection efforts. No damage was reported. Per commentary on 12/15/2017 XXXXX FEMA protection expired. Per commentary on 9/18/2018 disaster relief was in effect for customer and payments from September to November 2017 are to be considered on time.	08/31/2019	07/16/2019
170049251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Borrower verified payment details and loan status, declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045722	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170041093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  Borrower called in stating he received his final modification documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/26/2019
170044896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower promised to pay $1314.12 via check by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Customer contacted us regarding why mortgage insurance not deleted from account advised borrower all requirements where not met customer wanted me to delete mortgage insurance customer was very upset and expressed that I did not know what i was talking about.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170045790	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  Borrower promised to pay online, discussed hardship  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170045760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  The borrower called to make a payment of $1662.37 for 7/1/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170045822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower lodged a complaint about foreclosure fees on the account even though they reinstated loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being in a FEMA declared disaster area and disaster outreach was cited on 07/15/2016.	08/31/2019	08/22/2019
170045678	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  The borrower returned their case workers call and was advised additional time was needed to process their request.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/08/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The server researched the credit dispute and credited the account appropriately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170045673	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments on 3/21/2018 the borrower stated hadXXXXand porch damage due to XXXXX on 9/10/2017. The borrower also stated had filed a claim with the insurance company and was denied. The repair have not been completed. No status update have been provided.  The damage repair amount is estimated at $12,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a disaster area on 9/10/2017 due to XXXXX.	08/31/2019	08/15/2019
170044927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  The borrower was contacted and discussed the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170045829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170044905	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  Authorized third party called stating spouse brought the loan current due to an injuiry and out of fear of falling behind and is struggling to make the payments moving forward and the repairs that are still needed to be donme to the home they can't pay for repairs wile they try and make the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower advised on 04/25/2018 repairs were still needed to be done on the property. The details of the damages were not provided. There was no evidence a claim was filed or the repairs were completed.  Property repair is in process.  The property condition is good.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area (XXX) noted on 11/13/2018. No damages were reported.	08/31/2019	07/31/2019
170041089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The borrower requested the pay history for 2019 and advised the payment would be made tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170045661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called to schedule a payment for 08/16/2019 in the amount of $857.13.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 08/2017); borrower reportedXXXXand window damage that was repaired.	08/31/2019	08/31/2019
170044875	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2018.  The borrower was questioning the amount of the payment due to the increase in escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045777	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  On 1/15/2018, borrower called and promised to pay $1200.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/09/2018
170045659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/28/2019
170049265	3	[3] Delinquent HOA Fees	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower called in with questions regarding payments. The borrower made a promised to pay $1211.75 with check by phone on 6/5/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170045674	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018.  Notes indicate the borrower was returning a call from the representative. The agent advised of the representative being unavailable but was able to verify the servicer received the final loan modification documents in the mail. The agent advised if the representative needed anything more, a phone call would be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  On 12/18/2017 the borrower advised the property was subjected to wind, rain, and XXXXing damages. The borrower stated they paid $15,000 to repair/replace the carpet, roof, and furniture. The borrower stated they could not file a claim due to not having XXXX insurance. An inspection was scheduled for 01/03/2018 to confirm the status of the repairs; however, the results were not provided.  The damage repair amount is estimated at $15,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 08/29/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/21/2019
170044922	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2018.  02/03/2018 - Borrower called to make a payment in the amount of $1149.65  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	08/14/2019
170045787	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2017.  The borrower stated they could not commit to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170044910	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170044935	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170045664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2018.  The borrower declined workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044913	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  An authorized third party called on 4/11/19 to check on the status of the insurance.  The caller was advised of the XXXX insurance coverage requirements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 12/2/17 due to XXXXX. All damages were repaired.	08/31/2019	04/17/2019
170044892	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The customer was informed about their mod denial and option for liquidation. The customer advised they could not afford the home and wanted to re-apply.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170045768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2017.  Borrower called in to inquire about the next payment information. Borrower scheduled a payment with Rep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045650	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/20/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Customer stated he should have been reported to the consumer reporting agencies after his Chapter XX bankruptcy was discharged. Servicer is reviewing their credit reporting and has not responded to the customer yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2018.  Borrower called regarding letter they received and promised to make payment at the branch on 04/15/2018. Associate informed funds were in unapplied and late fee was waived as borrower made payment at the branch on the 16th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170045670	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  02/20/2018 Third party advised borrower is deceased and spouse is executor of estate, if needing more information advised to cal XXXXX  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170049264	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Co-borrower  called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170049231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170044906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called to make a payment and provide new phone number.  Borrower advised was out of work and receiving disability.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170044883	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2017.  The borrower was contacted and made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170044917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2022.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/21/2018
170044867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower paid by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 3/20/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	08/28/2019
170045657	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018.  Borrower unable to make a payment at this time or provide a payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/14/18. There is no damage to the property indicated.	08/31/2019	04/19/2019
170045769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044884	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044891	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  The borrower made a one time draft payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170045654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  Called customer to collect on past due amount.  Customer promised to pay $306.05 on 4/26/19.  Customer declined options  and rep set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170044854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2018.  The borrower called to to make a payment of $95.31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/19/2019
170044934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  Borrower promised to pay $853.16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170045775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  The servicer called and spoke to the borrower regarding the general status of the loan. The borrower advised final modification documents had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The customer called to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170044936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The Borrower called the servicer and scheduled a payment, was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  The borrower spoke to the servicer about the loan and modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170045767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170049293	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  The borrower called regarding payment assistance. After the representative educated the borrower, the borrower does not want to apply today. The borrower advised due to reduced hours at work may be unable to make next month payment on time and interested in a deferral. The representative informed the borrower currently the investor does not have a deferral option and went over the other home preservation options. The borrower advised may still be able to pay January payment, but not until later in the month. The representative informed the borrower has until the 15th of the month to avoid late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to XXXXX noted on 9/25/18. No damages were reported.	08/31/2019	06/30/2019
170045730	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170044866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower stated that a payment will be made on 04/18/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared Disaster area for XXXXX. 12/20/17 hold protection expired.	08/31/2019	04/10/2019
170045653	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  05/09/2019 inbound call payment scheduled $592.75  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2017.  The borrower called for the reinstatement quote, the borrower will be reinstating the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  Spoke to borrower, borrower will pay at branch, borrower not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/20/2019
170044886	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/01/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting during FEMA disaster period. Servicer updated account history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on 12/01/2017. No damages were reported.	08/31/2019	07/13/2019
170045649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/01/2019
170045652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Authorized third party called in regarding premium amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/10/2017 due to XXXXX. No damage reported.	08/31/2019	07/15/2019
170044925	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2018.  The last contact with the borrower was on 09/07/2018. The borrower got a text to call.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/20/2019
170044928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The servicer called the borrower regarding payment. The borrower stated will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  The borrower called wanting to know if there can be two carriers on the mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170044907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The customer called in to make a payment arrangement and stated that they will be late for the month of August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170044885	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  Spoke with borrower, borrower stated he has never been late and wasn't aware the drafting had been deleted and thought it may have been a technical glitch with the website as he was intending to make an extra payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/23/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit reporting received
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170044904	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 12/20/2017. No damage is noted.	08/31/2019	08/31/2019
170044893	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2018.  The borrower called and authorized a payment in the amount of $176.31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170044899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Commentary states borrower called in regarding final modification documents. Borrower was advised of the timeframe to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170045662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018.  The customer called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045772	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018.  Received call from third party with XXXXX Branch Mgr.  Third party called regarding the general status of the loan.  He requested a form for borrower and we sent form over.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170044915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/14/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX. No damage reported.	08/31/2019	07/15/2019
170045129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170045660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower called in to advise of intent to make payment iao $1637.03 via check by phone on 8-15-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045663	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018.  Borrower states that they do not want any further assistance and want to be removed from loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  On 11/30/2017 the borrower reported property damage on 9/10/2017 due to XXXXX.  Claim  funds of $9,130.06 was endorsed at the branch office on 5/18/2019. Claim funds in the amount of $6,305.78 were received at the branch office for endorsement on 6/29/2019. The claim was reclassified as enhanced endorse and release on 6/29/2019.  The status of repairs was not provided.  The damage repair amount is estimated at $9,130.06.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/12/2017 duet o XXXXX.	08/31/2019	09/03/2019
170044926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  A3P called regarding the general status of the loan. Informed of foreclosure status. A3P wanted to now the status of the modification documents. Advised docs were returned on 11/29/18..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/25/2019
170044924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  The borrower called regarding the final modification advised final modification documents are due by 01/26/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
			BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018. Borrower called in and questioned why statements still reflecting Bankruptcy status when it was discharged XX/XX/XXXX, the property is located in a FEMA disaster area for XXXXX, no damage was reported.	08/31/2019	08/29/2019
170044898	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Notes indicate the borrower called to make a One Time Draft payment on loan account in the amount of $1803.60 effective 6/1/2019. The Agent advised the borrower of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/01/2019
170044902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Outbound call to borrower to collect on past due loan. The borrower called and promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170045668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170044877	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170044914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  03/29/2019 - Called and talked with borrower - advised of amount needed for escrow in order to keep payments the same - will send letter after analysis is processed in May
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170044876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044921	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2018.  The borrower called in stating the homeowners insurance needs to be paid.  The servicer advised the insurance was disbursed via regular mail and may take 5-7 business days for receipt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on XXXX. There is no damage noted.	08/31/2019	07/22/2019
170044889	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2017.  The borrower called deferring December payment because funds are needed for Xhristmas.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/19/2019
170044888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018.  The borrower called for a status on the account and was told it was being reviewed. The borrower is pursuing the state's Hardest Hit Funds program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170045158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2016.  The rep confirmed the modification notary contact information and confirmed to expect a call back within 24-48 hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per notation on 12/04/2017 the property is located in FEMA area for XXXXX, however, no damages occurred.	08/31/2019	07/23/2019
170045102	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance

[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower stated on 6/20/2018 hadXXXXdamage/ XXXX missing. No claim was filed. An inspection completed on 6/28/2018 found the damage was not completed. No additional status of the repairs had been provided.  The damage repair amount is estimated at $5,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 09/18/2017. Damage was reported.	08/31/2019	08/28/2019
170044931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The customer spoke to the servicer about the auto draft being removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  The borrower called in and stated that they needed to speak with their XXXX and wasn't sure why the loan hadn't been paid. Advised that they couldn't make a payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster first noted 2/21/17	08/31/2019	07/31/2019
170044865	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Borrower called in and made a payment of $1902.44. Borrower had illness and denied assistance at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported damage on 9/25/2018 due to XXXXX.XXXXand water damage to theXXXXend gable. The borrower filed a claim and the insurance and was advised this was not covered. No further information provided on the status of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property was located in a FEMA disaster area per the comment on 9/25/2018 due to XXXXX.
			Also located in a FEMA disaster area on 10/11/2016 due to XXXXX.	08/31/2019	08/29/2019
170041081	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The servicer called the borrower and advised the loan has been modified as of 02/05/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170045648	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Associate made contact with borrower regarding the past due payment. Borrower scheduled payment for 08/21/2019. The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170044851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/10/2017 due to XXXXX.	08/31/2019	05/21/2019
170045669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  07/01/2019 borrower called to make a payment $1603.32.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 09/1/22017 Property is located in a FEMA disaster area due to XXXXX. No evidence of damage noted.	08/31/2019	07/01/2019
170044937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  Borrower called and advised she was changing insurance companies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/12/2017 due to XXXXX.	08/31/2019	06/03/2019
170044861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold placed for XXXXX from 09/18/2017 to XXXX.	08/31/2019	02/20/2019
170045095	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  The borrower called advised modification is complete borrower advised just made a payment as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/15/17.	08/31/2019	05/13/2019
170044930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA zone due to XXXXX on 9/14/18. There was no damage to the property indicated.	08/31/2019	07/11/2019
170045099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170044856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  Borrower stated will make payment in branch office on 01/17/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; no evidence of damages.	08/31/2019	04/02/2019
170045083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  On 5/20/2019, the borrower called in to clarify about the 5/17 payment and was advised that it takes 48-72 business hours to process.  A note was also made about excessive obligations being the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170044843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2019.  The customer called to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170045074	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/12/2017 reflects that the property is located in a FEMA declared disaster area due to XXXXX. No damage reported.	08/31/2019	07/15/2019
170045069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170045144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower called stating they would pay via phone, with source of funds coming from their paycheck and the RFD was not in the list. Call received from spouse in regards to the escrow shortage. Associate informed of the new payment going forward begininng with the June payment and TP scheduled payment and stated uncertain of the June payment but is not interested in assistance options. Comment dated 08/16/2016 borrower stated they were affected by the disaster as the property  has XXXXing and their subdivision has been evacuated and they have requested disaster assistance because of their tenants.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to (XXXXX) XXXXX severe XXXXs and XXXXing.	08/31/2019	08/29/2019
170045066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  The borrower made a one time draft payment in the amount of $10453.98
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170044932	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.  The last contact with the borrower was on 07/18/2018. The borrower called in regards to her insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045075	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Borrower made a one time payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/18/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting dispute was placed and resolved on 05/18/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (XXXXX) as noted on 09/12/2017. There is no evidence of damage to the property.	08/31/2019	07/09/2019
170041103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2016.  On 11/28/2016, the borrower called regarding the final modification documents.  The borrower said they had not heard from their notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170045073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/14/2019
170044849	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2017.  The borrower's XXXX dispute the foreclosure referral; stating made the payment at the branch on 03/15/2017.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/22/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The third party disputed the foreclosure status; stating made the payment at the branch the day before it went into foreclosure.  The agent replied that the payment did not post until the 16th which was the same day of the referral.  The dispute appears resolved as the loan was reported reinstated later that day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/14/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	07/26/2019
170045139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  The customer planned to make a payment and declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170045086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170045155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170045084	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2017.  Borrower promised to pay online and cited illness and excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); no damage reported.	08/31/2019	07/16/2019
170045140	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  The borrower promised to pay $1819.47 by 2/16/18 online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170045088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2017.  borrower called made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/15/2019
170045104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2017.  The borrower called to have password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170045119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170045123	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2017.  Borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  The customer made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (XXXXX) as noted on 09/18/2017. There is no evidence of damage to the property.	08/31/2019	06/29/2019
170045655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Brrower stated they talked to six different people and not one has helped as borrower called in regards to letter they received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area (XXX) noted on 11/16/2018. No damages were reported.	08/31/2019	03/27/2019
170044887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170044842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2018.  The last contact with the borrower was on 12/05/2018. The borrower was not interested in loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170045137	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Authorized third party called in to obtain options. Advised that borrower would have to be confirmed on the property in order to assume. Discussed possible refinancing transferred to department.  Third party could not commit to payment or financial update.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170044844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Temporary authorized 3rd party called see if the loan was assumable. Advised it was not assumable ,needs to meet the family members guidelines
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/10/2019
170045112	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower called regarding final modification documents borrower advised having hard time contacting the notary advised to go to a local branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045079	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2017.  Called and spoke to borrower regarding the final Modification. Borrower stated has an appointment with the Notary set for next day.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170044894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The borrower called in to get a list of documents needed for review. Account rep sent an email to a branch clerk for the borrower to come pick up. The account rep informed the borrower they could not promised their payment will go down. Rep needs to receive all of the documents and then send it for review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170041084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170045092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  On 2/4/2019, the customer called in and promised to pay on past due account on 2/6/2019.  The reason for default was also noted as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170041087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170045076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  The borrower called in a to state they will make a payment at the branch in the amount of $3,758.64 on 08/07/2019. Borrower stated XXXX was off work but has returned and is making more now than they were at the prior job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower made a  one time payment in the amount of $2106.17
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170041086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2019.  The borrower referenced an illness and promised to pay $370.93 at a branch location.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045141	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The customer authorized a third party to make a payment on the account and declined home preservation.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/30/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The account payment history was researched and updated to reflect the last credit tape.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  The borrower promised to pay by 04/19/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area (XXXXX) as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	07/17/2019
170045101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017.  The borrower will be making November payment at the bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	03/07/2019
170045131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2019.  The borrower called in and made a payment and stated that they'd make the payment for April before the 30th.  They stated that they were just experiencing temporary hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/16/18.	08/31/2019	09/03/2019
170045062	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  The last contact with the borrower was on 03/12/2019. The borrower wanted  assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported that the property had flooring damage due to XXXX. The cost of the repairs was estimated at $1,000.00 to $2,000.00 per notes dated 11/13/2017.  There was no evidence of a claim being filed, or any repairs being completed.  The damage repair amount is estimated at $2,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/12/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	08/13/2019
170045094	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016.  Borrower called made payment $2,535.41
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170045142	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: An insurance claim was filed and classified as non-monitored on 4/3//17. The property was in a FEMA disaster area due to XXXX. This was noted on 4/1/17.	08/31/2019	07/13/2019
170045055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  The borrower promised to pay $947.58 with check by phone on 04/29/2019.  The hardship was cited as reduced income.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was located in a FEMA natural disaster area 09/17/2017 due to XXXXX. No property damage was cited.	08/31/2019	04/30/2019
170045078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  Borrower requested payment history and wanted to go over payments in 2017 on her own but went over payment history for 2018-2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170044847	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The last contact was made on 6/3/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 10/30/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	06/03/2019
170045103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170045152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  The customer stated a payment of $83.51 would be made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per notation on 04/04/18, the property is located in a FEMA disaster area, however, no damages were reported within the review period.	08/31/2019	06/05/2019
170045154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018.  The last contact was made on 12/27/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 5/23/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	04/16/2019
170041078	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2019
170045132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170045121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170045122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  The last contact with the borrower was on 01/31/2018 in regards to the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170044848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2018.  Borrower called to verify their insurance policy information. Comment dated 09/12/2016 borrower called but could give all information required to update their taxes. Associate reassurwed borrower that they wil lmake sure to update the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170045067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The customer called in to make payment in the amount of $$680.60 via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 09/25/2018. No damages were reported	08/31/2019	08/21/2019
170045111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The servicer completed the closing call, advising the modification was completed and the loan was now current .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170045651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170045096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  The servicer called borrower to check on modification paperwork status and the borrower stated they sent back yesterday.  They will call and make a payment on Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 10/17/2018 Property is located in a FEMA disaster area due to XXXXX. 02/05/2019 Repairs are 100% complete.	08/31/2019	08/29/2019
170045098	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  The borrower called in regarding the status of the loan and the amount to pay. The servicer advised the modification had not gone into effect yet and assisted the borrower with making the correct payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170045107	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The borrower spoke to the servicer about account status and can not commit to pay.  They were unsure if payment was made and will check with spouse.  They declined workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	07/30/2019
170045160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170045077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018.  Outbound call to collect past due payment, which borrower agreed to make.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018.  The customer was contacted about past due loan and made a promise to pay $1,556.66 online on 07/20/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170044855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  Borrower called in regarding loan status, and principal payment.  Advised the borrower of the recent posting data and customer service contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045113	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The customer called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170045081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2018.  The third party called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/13/2019
170045125	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2018.  Borrower called in regarding cancelled inspection. Servicer advised need updated adjuster worksheet. Worksheet was faxed 09/21/2018 and claim was closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170041079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2018.  4/10/2019 No contact was noted with the borrower since contacted Lender at branch to discuss payments and payment was made on 2/9/2018 and loan was delinquent and 80 days delinquent and acceleration letter sent out. Reason for default was illness of principal Borrower was able to bring the loan current and do not see other comments to indicate further contact with the borrower. 7/1/2016 No contact with the borrower was attempted until 10/25/2017 when mail was returned from property and ongoing attempts to reach and spoke to borrower on 1/5/2018 and excessive obligations were the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/10/2019
170045120	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170045110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2017.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170045080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170045656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  Borrower called to schedule payment and stated RFD to be curtailment of income. Comment dated 05/29/2018 borrower stated they would be able to take of the May and June payment without assistance. Borrower stated their job situation changed and they are just waiting on a check. On 04/16/2018 borrower stated they fell behind due to their business being slow and all expenses that comes with it and their plan is keep current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/10/2019
170045068	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2018.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170045089	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170045148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170045082	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Inbound call to make payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster first mentioned 9/18/17. No damage.	08/31/2019	07/04/2019
170042800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The borrower called the servicer with regards to a letter, received, was concerned loan was delinquent servicer advised account is in good standing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on 09/05/2017. Comments dated 12/18/2017 state that the repairs were 100% complete and totaled $700.00.	08/31/2019	06/10/2019
170044908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2019.  Commentary states spoke with borrower regarding the account status. Borrower schedule a promise to pay on the account and advised of reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170045065	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Borrower called regarding payment increase.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170045151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170045156	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  Borrower called in to make payment and to advise that another payment iao $1491.66 would be made on 1-31-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042774	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2018.  Borrower called in with questions regarding payments. Borrower could not offer down payment and cannot commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/28/2018
170045149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2018.  Spoke with the borrower not interested in loss mitigation or options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX 8/29/17. Based on the review of the collection comments is appears the property was damaged from the XXXX. 7/3/2018 Claim closed per client per default response. Approved to close claim with the 95% inspection results as carpet is not a structural repair. Closed claim.	08/31/2019	04/13/2019
170045157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called in and made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170044878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  The last contact with the borrower was on 05/16/2018. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170045105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2017.  The borrower stated grace period as RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/13/2019
170042898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018.  An authorized third party was called on 6/27/18 and discussed a modification and repayment plan.  The third party was not interested in any loss mitigation options.  The borrower was also on the line and wanted to know if a July payment could be moved to the end of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area (XXX) noted on 11/13/2018. No damages were reported.	08/31/2019	05/17/2019
170044897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2017.  Borrower called discussed payment by 09/30/2017. Borrower works on commission and will received funds next month, not interest in workout options. Borrower will pay on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170045106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  Borrower was having trouble logging into his online services. Offered to assist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170045146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2017.  The authorized 3rd party called to make a payment of $1901.57
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 12/6/17 released from protective hold.	08/31/2019	07/08/2019
170041113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2017.  On 09/08/2017, 06/26/2017,  05/03/2017,  04/09/2017, and 02/06/2017, 11/11/2016, 10/24/2016, 10/18/016 the borrower was called to collect on past due loan. On 06/08/2017 the borrower setup a promise to pay. 02/06/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area XXXXX.	08/31/2019	08/14/2019
170045671	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Servicer called the Borrower, Borrower stated that they would have to call third party, not interested in loss mitigation.  Payment was made same day online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/21/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had a payment dispute said that payment was made by a third party, payment was scheduled later that day online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/10/2019
170045091	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The customer made payment arrangements and was not interested in loss mitigation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170045150	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower promise to pay 06/01/2019 drafting in the amount of $893.90.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170042751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2019.  The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042797	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2017.  Borrower called in about the auto pay. Lender advised will withdraw payment on 4/1 bur she is still due for March payment.  Borrower is deceased and Not clear or no information on executor/heir.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170042762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary dated 09/15/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	XXXX
170042759	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2019.  Spoke with the borrower and a promise to pay online by 08/24/2019, has excessive obligations as a reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045114	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170045109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170045133	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  Spoke with the borrower about assumption on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/20/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	11/23/2018
170042761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  Borrower made a payment in the amount of $793.83 effective 06/29/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated XXXX reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	06/29/2019
170045115	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Servier called borrower regarding the approved modification plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170042747	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower stated damages from XXXXX on 9/10/2017. The back porch was damaged and water came in through the back door. The borrower stated had made the repairs. The borrower did not file a claim. And no inspection was completed. No further status was received.  The damage repair amount is estimated at $1,800.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/10/2017 due to XXXXX.	08/31/2019	08/28/2019
170042802	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower called in verify payment information  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170042799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  Borrower made payment in the amount of $2015.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170044852	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Call received from borrower stating RFD being home repairs and scheduled payment. The customer called to make a payment and declined home preservation assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Written authorization received for XXXXX for the life of the loan on 07/22/2019.	08/31/2019	08/30/2019
170042763	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  On 4/3/2018 Borrower called to inquire whether the insurance policy was paid. Servicer said the check was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  The co-borrower called to make a payment of $1203.33.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A claim was filed at the branch office on 4/23/2019 forXXXXdamage from 10/16/2018. The insurance check was endorsed and released. The claim was classified as non-monitored.	08/31/2019	07/24/2019
170042760	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  The borrower called about a letter received. The agent advised this was for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower stated hadXXXXand garage door damage from XXXXX on 9/11/2017. No evidence a claim was filed. No updated on the status of the repairs.  The damage repair amount is estimated at $12,700.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 9/19/2017 due to XXXXX.	08/31/2019	04/26/2019
170044929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  The customer discussed the service transfer and declined retention options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/14/2017 the account noted the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	07/10/2019
170042727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  The borrower called to promise a payment via the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/18/2018
170042785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2018.  The borrower contacted servicer to advise of unemployment and is not able to commit to a payment at this time. The borrower stated they are not receiving unemployment. The borrower agreed to make a payment on 08/01/2018 of $1600.00 at a local branch office. The borrower was not interested in reviewing workout options available at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170044857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  The last contact with the borrower was on 06/07/2017. The borrower was disputing payment processing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/08/2019
170042750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2018.  Borrower made a payment in the amount of $1752.70 effective 08/16/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX protection noted from 09/12/2017 to 12/21/2017. No damage reported.	08/31/2019	07/18/2019
170042735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 11/13/2018 by XXXXX due to wildXXXXs, XXXX cites borrower may have been impacted by (XXXXX) XXXXX wildXXXXs, XXXXing, mudflows and debris flow.	08/31/2019	06/30/2019
170045053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  The borrower stated the repairs are completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was in FEMA disaster area due to XXXXX noted on 09/17/2017; 100% repairs completed 12/28/2017.	08/31/2019	05/21/2019
170045849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  03/05/2019 inbound call borrower calling to modify scheduled payment $4348.86
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170042738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018.  Borrower called to confirm they were removed from Home Preservation and was the process was initiated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Borrower called about the general loan status and HAMP incentive. Borrower also requested a pay history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; no evidence of damages.	08/31/2019	11/20/2018
170042792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  Borrower called in to change their auto payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042784	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2017.  The borrower called regarding authorization of midterm change and new payment. The representative advised of information maintenance and transferred call from customer service, the borrower authorized change to new insurance carrier effective 12/1/17. The representative advised the borrower to cancel with old insurance carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170042752	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Inbound call from borrower to discuss the loan modification. Processed final trial payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a disaster area due to XXXXX XXXX. Borrower stated minor damage to the skirting and siding buckled, broken and tore off house and water intrusion around windows. Estimated cost of repairs $800.00. Repairs have been completed.	08/31/2019	07/24/2019
170044870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170042737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The representative called the borrower to collect on past-due loan. The borrower opt out of receiving emails. Call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042783	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/18/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes erroneous credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on XXXX due to wildXXXXs.	08/31/2019	07/26/2019
170045060	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2017.  The borrower gave a one-time third party authorization to her daughter to request the 1098 tax form for 2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/20/2019
170042732	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2017.  Borrower made a promise to pay $1894.15 on 2/3/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170042791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 11/19/18. No damages were reported.	08/31/2019	11/23/2018
170045047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower made a payment of $673.44.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 08/31/2017.	08/31/2019	07/30/2019
170045116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  Borrower called in and wanted all late fees waived on the account, advised only 1 late fee waived per 12 months
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXXX noted on 12/20/2017 , no damage.	08/31/2019	06/03/2019
170042779	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170042722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  Outbound call to borrower, went over terms for final modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 01/15/2018-Comments indicate that the property was located in a FEMA declared disaster area due to XXXXX which occurred on 09/10/2017. No property damages were reported.	08/31/2019	07/15/2019
170042756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Borrower called regarding mod and was advised of the assigned specialist.  Borrower wanted to make sure her final mod documents were received.  Advised borrower we are in the process of completion and the specialist will follow up with her once complete.  Advised borrower that once the mod is complete she can get in touch with customer service to set up her payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170045052	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  03/28/2018 - Called borrower to collect on past due account - borrower promises to pay $1500.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/17/2018 the account noted, the property is located in a FEMA declared disaster area for XXXXX, no property damage was reported.	08/31/2019	12/14/2018
170042749	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/19/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/24/18 due to XXXXX, XXXXX. No damages were noted.	08/31/2019	08/23/2019
170042731	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The borrower called to inquire about a misapplied payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold for XXXXX noted 08/29/2017. No damage noted.	08/31/2019	06/04/2019
170042790	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2017.  Borrower advised now back to work and does not want to apply for a loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170042798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2018.  The borrower placed a collection call to the borrower who could not make a commitment to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  Inbound call from borrower to get year end tax statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. An insurance claim was filed and closed as of 2/14/19.	08/31/2019	07/13/2019
170042768	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  Invound call from borrower to discuss escrow shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170042780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  the customer called and provided a one time draft in the amount of $1120.41
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170042758	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  the customer called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170042804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  02/28/2018 - talked to borrower and discussed repayment options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX (XXX) noted on 10/04/2018. No damages were reported.	08/31/2019	05/19/2019
170042720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower called in with questions about their insurance premium
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/18/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	05/06/2019
170042728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Borrower promise to pay $2,324.24 drafting on 05/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170045041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170042781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  The representative advised the borrower that the system show a payment with a final presentation on the account for October 2nd in the amount of $1250.00. The borrower will then make the payment and stated will pay the balance of $1004.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170042744	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170045143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Spoke to Borrower and they stated that they have been approved for an exception with their taxing authority and is requesting an analysis to be run since her taxes decreased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2019.  Inbound call from borrower to set up a promise to pay $1,703.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170041083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/24/2018
170045064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  The customer called to make a payment and was concern with the check by phone fee. The borrower had a problem logging in online. The customer stated that she thought the auto draft was set up but it was not until March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/15/2019
170045043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called made onetime payment by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170045048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.  Inbound call from authorized third party to obtain reinstatement amount to bring account current, not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170045707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Inbound call from borrower to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/23/2019
170042757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042795	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The authorized third party called for status of insurance and that the insurance company lapse in coverage. The representative provided information (proof of insurance) to fax.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170045045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2018.  On 05/17/2018 Borrower was called in reference to reprinted documents. Borrower advised the documents were received, are signed, and will return them. Borrower also made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comments dating back to 09/11/2017indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages reported.	08/31/2019	12/06/2018
170045042	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  The authorized third party stated was told was confirmed and that a letter was mailed on Friday. The authorized third party can now work with the refinance, assumptions, and home preservation departments. The representative advised that once receive the letter to give us a call if have any questions.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170045135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2018.  The servicer called borrower on 10/18/2018 to collect payment.  The borrower made a payment on loan.  They have excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	07/29/2019
170045058	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  Borrower inquiry in regards to the status of the account. Advised 1 more trial payment is required before the loan modification can be issued.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Outbound call, Borrower is ill.  Promised payment 8/30/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; no evidence of damages.	08/31/2019	08/21/2019
170042721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018.  On 01/03/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 09/19/2018 Property is located in a FEMA disaster area due to XXXXX.	08/31/2019	12/17/2018
170042725	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower stated will make payment in branch office on 05/29/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 9/17/2018; no evidence of damages.	08/31/2019	05/29/2019
170042729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170045734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  The borrower called to state that they had changed hazard carriers and requested that a payment be made.  The borrower stated that the payment be made right away.  The carrier was contacted and stated the payment was needed by 3/23/19.  Stop payment was requested and the payment was sent overnight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042745	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The servicer spoke with an authorized third party and stated a reinstatement will be ordered. The third party wanted to continue with review.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2018.  On 08/7/2018 called the borrower and they promised to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170042723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  On 06/29/2019 Authorized third party was called in reference to account. Third party made a payment and stated will make 2 payments next month to try and make a account current. Third party was offered options for available assistance. Third party is not interested in Home Preservation options. On 08/01/2019 the borrower called to make a payment of 1478.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/04/2019
170044868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019.  Notes indicate the borrower called to verify that a payment for $1326.09 was received and wanted a status of the account. The agent advised the payment was received on 1/7/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 12/22/17 disaster protection expired.	08/31/2019	03/06/2019
170042787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  Borrower called in to check the status of the review. The agent advised the borrower of the terms and conditions of the trial plan. The borrower accepted the terms and conditions but does not want auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170045057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  An outbound call was placed to the borrower to collect on past-due loan The borrower promised to pay $1208.01 with check by phone on 08/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower made a promise to pay $991.48 at the branch on 08/23/2019. His RFD was due to an employment transfer and he was not interested in loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170042682	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The customer was called to collect on past due loan. The customer made a payment arrangement to make payment via phone in the amount of $1550.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018.  On 07/16/2018 spoke to the borrower and advised of auto draft options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 09/13/2017 Property is locate din a FEMA disaster area due to XXXXX. No evidence of damage.	08/31/2019	05/14/2019
170042786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2018.  The borrower could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 08/31/2017. No damages were reported.	08/31/2019	06/01/2019
170042724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  The borrower called in regarding final modification documents. The servicer setup an appointment for the notary to meet with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170042622	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Borrower contacted not interested in loan modification
07/24/2019 - Called and talked with borrower who promises to make a payment via phone by 07/31/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX noted on 12/20/2017, no damage noted.	08/31/2019	08/29/2019
170042788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2018.  08/16/2018 - Called borrower - discussed status of account
04/06/2018 - Inspection shows 90% complete forXXXXrepairs
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170042705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  Borrower promised to pay $1896.74 at bank branch on 01/12/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170042769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  Borrower called to make a payment.  Borrower stated he has been unemployed which caused the delinquency.  He advised he is going to try to make another payment in 2 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/29/2018
170042776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2018.  Borrower scheduled a payment in the amount of $1,975.29. Borrower stated that they are still recovering from XXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 09/12/2017. No damage was noted.	08/31/2019	05/15/2019
170045046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170042626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2018.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2018.  Contacted borrower regarding payment borrower PTP $930.40 at branch office today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170042937	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2018.  On 08/10/2018 the borrower asked about the short sale and deed in lieu process.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/11/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing credit.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170045044	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170042643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower called in to make a payment.
07/19/2019 - borrower called with a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/29/2017 reflects that th property is located in a FEMA declared disaster area due to XXXXX. No damage reported.	08/31/2019	08/24/2019
170042688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  Notes indicate the borrower scheduled a Promise to Pay payment at the local branch for $590.80 effective 1/31/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170042665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  The borrower called to make a payment in the amount of $1375.64.  The borrower stated that they are not interested in loss mitigation options/home preservation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower and authorized third party called in to discuss the modification denial and advised that there were no apparent options available to them. Advised how to get their XXXX authorized and start the appeal process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170042694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2018.  Contacted borrower regarding payment borrower PTP $2,547.91 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170042659	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Office of the president called while researching customer's complaints.  Customer stated upon first modification, payment increased and never received any assistance with another modification; customer servicer representatives were constantly reassigned and those whom they were in contact were rude and not helpful.  Customer claims that they were charged interest and late fees during modification review period and that modification added approx $50k to loan balance.  Customer requested that a portion of the principal balance be forgiven.  Office of the president listed an expected resolution date of 06/17/2019
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/24/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Office of the president called while researching customer's complaints.  Customer stated upon first modification, payment increased and never received any assistance with another modification; customer servicer representatives were constantly reassigned and those whom they were in contact were rude and not helpful.  Customer claims that they were charged interest and late fees during modification review period and that modification added approx $50k to loan balance.  Customer requested that a portion of the principal balance be forgiven.  Office of the president listed an expected resolution date of 06/17/2019. All questions have been answered with response provided to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170042630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2018.  Agent called borrower to collect the past due amount.  Borrower  she has excessive obligations but not interested in assistance.  She states she made a payment in the branch of 1686.85 and will make another payment on 9/21/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042765	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  Borrower called in to advise they would make a payment in the branch  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170042669	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $1689.19 effective 5/22/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/28/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate the borrower disputed the terms of the modification. The agent advised the trial plan had been deleted due to no acceptable payment or customer acceptance received by day 14 of the trial plan letter date. It the payment or customer acceptance is received the operations support will complete another review to determine if the trial plan should be reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  On 06/05/2019 the borrower called to say they will make a payment at the branch today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170042711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170042664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170042635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018.  An authorized third party called in to verify payment details. The borrower was advised of all required documentation that had been received and recurring payments have been set up. A payment scheduled for 11/15/2018 was changed from $2234.40 to $1646.33.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170042637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  Called borrower for payment and borrower stated payment was made at the branch and was busy.  Call then disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower called in regarding final modification documents. The servicer advised they will be be recorded and then a copy can be provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170042640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170042707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2018.  Borrower advised to contact XXXX in regards to letter received in the mail pertaining to the foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was located in a FEMA disaster area due to XXXXX on 09/10/2017. Claim was filed for damages and closed with final inspection on 07/19/2018.	08/31/2019	06/04/2019
170042625	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2018.  The borrower called in and made a trial modification plan payment over the phone in the amount of $760.70.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments dating back to 11/29/2017 indicated theXXXXwas damaged from XXXXX allowing water into the home damaging the ceiling. The borrower stated on 02/21/2018 the repairs were completed with the exception of painting. There was no evidence a claim was filed or inspection completed to confirm the status of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	11/24/2018
170042674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2017.  On 11/18/17 spoke to borrower and they said they mailed payment 2 days ago.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2019.  Borrower called made promise to pay. Pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170042712	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2018.  The borrower called requesting account information and inquiring about payment increase. The servicer advised the increase was due to to escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170042668	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The servicer contacted the borrower who stated the reason for default was due to excessive obligations and promised to make a payment on 02/22/2019 in the amount of $2308.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170042639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called made a promise to pay 05/31/2019. Verified demographics.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170042685	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 10/14/2018.	08/31/2019	08/26/2019
170042662	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  Borrower called to request a new analysis to spread the remaining shortage over 22 months.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/09/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed the current account balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170042628	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170042624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Agent called borrower regarding payment.  Borrower  stated she will set a payment for 13th.   Borrower stated he is not having a hardship at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Spoke to borrower about past due, borrower can not commit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170041052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2018.  Outbound call to borrower to collect past due balance and borrower promised to pay $1345.69 online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170041041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018.  11/14/2018 - Talked to borrower - explained large car repairs caused for payment delays - promises to make payment online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170042658	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  The borrower called in to make a payment. The loan modification final documents were discussed and the borrower stated the documents had been signed with a Notary. the borrower will make their next payment online on 02/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 10/15/2018. No damage noted.	08/31/2019	07/30/2019
170042651	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018.  The authorized third party/heir of the estate called to advise the July payment will be made at the branch.  The party was not interested in loss mitigation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/09/2019
170044869	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/12/2019
170042660	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170045159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2018.  The borrower called in to discuss workout options due to being out of work for medical issues. They were advised on a modification option but did not want to apply.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/11/2019
170042739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2016.  On 12/11/16, borrower promised to pay $257.15
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170042629	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2017.  The borrower called in regarding a letter they received. The borrower was advised of letter sent to all parties listed on the Note and Title of the property. The borrower made a promise to pay online that day and would call back regarding assistance. The reason for default was noted as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170042582	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170041037	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  The servicer reviewed repayment options.  The borrower stated that they had unexpected expenses; but made a promise to pay $1100.00 via check by phone  and will try to catch up in January.  The borrower accepted repayment plan of 2 months: down payment of $1100.00 on 12/29/2017; 1st payment of $1610.42 on 01/2//2018 & 2nd payment of $1584.02 on 02/28/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	07/02/2019
170042655	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Inbound call from the borrower to request assistance options. Informed the borrower that Deferred payments are not an option
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Borrower called to verify payment details.  Borrower unable to provide info to make w/o decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170042679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Borrower called made payment $300.00. Associate informed borrower of the insurance refund that should post back  to escrow as they should receive a refund from XXXXX for $372.48 that was mailed on 05/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170042676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower was contacted but unable to make a payment at this time on this rental property. The borrower promised a payment within a week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170041040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The borrower made a one time draft payment in the amount of $570.64
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170042690	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2016.  Borrower made payment of $958.02.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170042583	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The last contact was made on 5/22/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/15/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	05/23/2019
170042696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); no damage reported.	08/31/2019	06/06/2019
170042680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower promised to make a payment online on 08/30/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170041048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  Outbound call was placed to borrower to collect past due balance, borrower scheduled payment iao $363.93 with agent and requested auto draft to process payment on the 3rd and 15th of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170042673	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2017.  Borrower promise to pay on 07/24/2017 the amount of $742.01.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170041046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/7/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/05/2019
170041050	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/24/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170042649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  On 8/22/2019, the borrower called and made a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170042620	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018.  The service placed a collection call to the borrower who made a promise to pay and discussed the reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/29/2018
170045059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Inbound all from borrower to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170042667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Outbound call to borrower to advise amount due on account, borrower authorized a payment, advised loan is being removed from workout options due to being current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170042716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/08/2019
170042663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042610	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  The borrower stated they had a curtailment of income and could not commit to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2017.  Borrower called with questions about payments.  He promised to may 1586.24 on 12/29/17.  Borrower cited excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 12/20/17 disaster protection expired. No damage noted.	08/31/2019	07/10/2019
170042578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  Borrower promised to pay $1312.33 on 06/30/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2017.  The borrower was unable to make a  payment and gave a verbal third party authorization.  The borrower inquired about an assumption and discussed how to complete a wire transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170042631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  The borrower stated could not commit to pay; did not realize loan was delinquent.  The servicer provided workout options, which the borrower declined
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170041070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  The borrower called in and  made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170042623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/25/2019
170041049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 12/08/2017. No damage reported.	08/31/2019	02/27/2019
170042706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/13/2018
170042645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  Borrower contacted RFD transfer of ownership.  Loan is current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170041055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  01/23/2019 borrower called to request a copy of the 2017 tax statement, opted in for emails, owner occupied not interested in LM, updated borrower 1 phone and phone 2 number from 03/15/2016 to 1/23/2019 for consent and revoke,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170041071	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170041072	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Co-Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042693	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Contacted borrower regarding payment authorized third party borrower XXXX PTP $837.16 at branch office on 5/10/2019 and said they should  only be due for 1 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170041066	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  02/25/2019 call to borrower to request past due amount, borrower will pay tomorrow, it was an over sight, due to snow XXXX,  not interested in LM, intent to keep, borrower states payment is not $1,900.00, because she paid the escrow shortage.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170041057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2018.  Borrower called to find out the status of their account and make a payment in the amount of $796 and the extra to go towards to the principal. Borrower set up bi-weekly auto payments as well as discussed misapplied payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/06/2019
170042672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042576	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2017.  Spoke to borrower  01/03/2018 when they called to discuss the loan and the letter regarding a refund from previous service. Loan was in remediation and loan is performing.10/10/2017 Spoke to borrower regarding a refund check when they called in regards to refund.10/8/2016 Claim check received in the amount of $5427.03 for the damages from hail XXXX and lightning. No further mention of repairs or claim and appears issue is closed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/10/2018
170041058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170041067	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  The reason for default was curtailment of income. The customer stated they would pay online. They were not interested in loss mitigation options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/21/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute was placed for credit review. Disputed information is accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called to make payment of $826.30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170042677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170041069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170047677	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Notes indicate the borrower scheduled a payment for $1110.00 effective 1/22/2019  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170041035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170042691	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  The borrower made a promised to pay $1855.41 with check by phone on 1/16/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to XXXXX noted on 9/18/17. No damages were reported.	08/31/2019	05/29/2019
170042646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; no evidence of damages.	08/31/2019	06/04/2019
170045733	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2018
170042695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  Borrower called in to inquire about the loan status and was advised the loan modification had been completed. Borrower also inquired about grace period for payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXXXX (XXX) declared on October 10, 2017. There was no mention of damages.	08/31/2019	03/13/2019
170042671	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018.  On 05/18/2018 spoke to the borrower about the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170041077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018.  The customer brought the account current and does not want to modify the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/20/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	12/14/2018
170040974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2018.  The borrower called regarding loan status, stating looking for repayment or modification option. The servicer advised 30 days past due, will transfer to loss mitigation for short term work out option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170041054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  Borrower claimed did not recall having done a loan modification and was advised of the extensive notes detailing modification assistance request with specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/15/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages reported.	08/31/2019	07/16/2019
170042657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170042588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018.  Borrower stated will mail payment on 10/26/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower unable to make a payment commitment at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170042681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower promised a payment. The borrower is catching up following a XXXX in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042567	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  Outbound call was placed to borrower to collect past due balance, borrower ptp 869.31 at branch on 7-24-19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  Talk to borrower regarding payment borrower made payment for  $424.35 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170042571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Borrower sent in letter requesting escrow analysis be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170042617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  Borrower promise to pay $1,829.62 drafting on 05/29/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170041045	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  The borrower stated that they will make payment online; the reason for default was excessive obligations.  Borrower stated that the autopayment would not process and committed to pay $4,063.92 online by 01/20/2018
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/28/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes present/previous account status.  Servicer validated payment history
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2017.  Borrower called in too request branch endorsement for loss draft check#XXX for $2,752 Claim#XXX  Policy#XXX for COL WATER DOL 5/10/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170042654	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  Borrower called made payment of $1,388.29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments dated 01/06/2018 reflect damage to theXXXXandXXXXis leaking. The cost to repair is noted as $3,000. An inspector came to the property on 02/17/2018; however, the borrower was unresponsive and the status of the repairs could not be confirmed. No evidence repairs have been completed or a claim was filed.  The damage repair amount is estimated at $3,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/12/2017 reflects that the property is located in a disaster area due to XXXXX XXXX.	08/31/2019	08/16/2019
170041047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170042573	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018.  Borrower called regarding reinstatement quote.  Advised that quote was available.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  Borrower called made promise to pay. Demographics verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170042572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, on 09/10/2017.XXXXdamage was reported and was last mentioned in commentary dated 12/28/2017. The claim was classified as non-monitored.	08/31/2019	12/31/2018
170041025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XXXXX noted in comments on XXXX, no damage noted	08/31/2019	06/07/2018
170046406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042789	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041063	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The servicer called and spoke with the borrower and advised of the modification closing and while lettering the borrower know can speak with home preservation specialist the call disconnected.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/06/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Borrower updated payment history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042686	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 3/30/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/29/2019
170047710	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170042575	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  Borrower called in to request a refund of a duplicate payment. After verified by servicer the refund was completed as requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/29/2017 due to XXXXX.  Damage was noted to theXXXXand there was XXXXing under the house. The borrower noted on 05/03/2018 need to file a claim and was transferred to the insurance department.  The insurance was cancelled due to a vacancy notice being sent.  The borrower noted a claim on 09/27/2018 due to hail damage that occurred on 06/18/2015.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/11/2017.	08/31/2019	08/15/2019
170041038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  Borrower completed a pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042598	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; no evidence of damages.	08/31/2019	03/26/2019
170045713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/11/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2017.  On 11/17/17 spoke to borrower and they could not pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046419	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2017.  Authorized 3rd party, spouse, advised RFD excessive obligation and made payment by phone $903.16 by 08/31/2017.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042607	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2017.  The borrower called to make a payment in the amount of $610.43.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted termite damage on 05/24/2017.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 06/28/2018. No damage was reported.	08/31/2019	08/23/2019
170046383	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2017.  The borrower called to make a payment on loan on 03/09/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170042713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2018.  Borrower call in regards to general payment research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170042670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2018.  Borrower called regarding final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. Comments on 8/27/2018 show damage was 100% complete per inspection.	08/31/2019	07/02/2019
170046405	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; no evidence of damages.	08/31/2019	02/08/2019
170042570	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170042580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  On 02/13/2019 spoke to borrower and they said they will have daughter call in for a a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages related to the XXXX. Borrower did mention fixingXXXXand garage on 12/18/2018 but did not state it was caused by the disaster. loan was modified effective XX/XXXX.	08/31/2019	03/25/2019
170046418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2018.  On 08/15/2018 spoke to borrower about account and payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX protection noted XXXX.	08/31/2019	07/30/2019
170046390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  The borrower called in and discussed the modification, changing their name on title and the next payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170046398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower made a payment for $1,101.23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046426	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Customer called in to give third party authorization to another party for the next 30 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/08/2019
170042605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170042689	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower made a one time draft payment in the amount of $1121.94
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170041031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042633	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The borrower called in and stated assistance is no longer needed. The borrower also wished to resume automatic payment.s
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 12/09/2017 due to XXXXX.  Damage was noted to the bathroom and the borrower stated it was repaired out of pocket.  The details of the damage and status of repairs were not provided and there is no evidence of an inspection being completed to confirm repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	08/03/2019
170042715	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  On 7/24/2019, the customer called in to delay their automatic payment for the month of July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Collateral damage due to XXXXX, Air conditioning unit and screen in the pool area damaged. Removal of fallen trees as well. Insurance did not cover damages. Damages estimated between $7,000 and $13,000.  The damage repair amount is estimated at $13,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. Damages reported. Loan removed from foreclosure on 09/11/2015 due to loan modification.	08/31/2019	08/14/2019
170044860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042632	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Borrower gave verbal authorization for third party
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance claim was filed for XXXX damages sustained on 09/10/2017 per notes dated 10/19/2017.  TheXXXXwas damaged and there was two feet of water in the home.  The damages were estimated at $50,000 and the repairs were 50% completed at of 12/09/2017.  The homeowner asserted on 02/09/2018 that the repairs were completed and stated is ready for a final inspection.  An additional $13,000 will be released when the claim is closed per notes dated 02/13/2018. The claim was reclassified as enhanced endorse and release on 08/10/2018. No evidence of the final inspection was cited.  The damage repair amount is estimated at $50,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/18/2017 due to XXXXX	08/31/2019	05/14/2019
170041033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2018.  On 11/20/2018 spoke to borrower and they could not pay at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041022	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017.  Borrower made promise to pay, rfd excessive obligations.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/09/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  "New Credit Dispute received"
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170042642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2017.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on XXXX. No damages were reported.	08/31/2019	06/28/2019
170042574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Borrower called to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170041029	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018.  Inbound call from borrower to discuss the account and make a payment. The borrower made a payment in the amount of $2262.37.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/13/2018
170047705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170046389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Spoke with the borrower who sent in documents after review advised deniial for flex mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170040978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170042653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  Authorized third party called to get assistance with website rep advised only borrower can access online account and will have to have borrower call in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170041034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The servicer placed a collection call to the borrower who could not make a commitment to pay. The borrower also declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXX XXXXX (XXX), noted on 09/17/2018. No damages were reported.	08/31/2019	07/09/2019
170041030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2018.  Borrower called made promise to pay $3083.15, rfd excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/13/2018
170042717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/17/2018
170040975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170046401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/19/2018 due to XXXXX	08/31/2019	06/04/2019
170046379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/15/2019
170040979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.  Outbound call made to the borrower to collect on the past due amount. The borrower promise to pay $1644.47 online on the 28th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property loss comment dated 06/04/2019 cites closing claim as it is classified as non monitored. Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/21/2017.	08/31/2019	07/30/2019
170047712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower promise to pay $669.05 on 06/06/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170046409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  The authorized third party called in and was advised of the status of the loan and stated that they didn't want to apply for a short sale.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170046388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170041143	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Spoke to the Administrator to advise of the past due status of the loan and they stated that they cannot commit to pay.  They also said that they are not interested in home preservation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Borrower called to get copy of Lenders forced placed insurance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170046404	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  Borrower was contacted and promised to pay 1417.01 online on 5/31/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  Borrower called in to request copy of 7/7/2015, 7/10/2016 and 7/17/2017 statement be sent to borrower by email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170040963	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  Inbound call from Borrower regarding taxes and insurance for 2018.  Transferred to customer service.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/18/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Method of contact unknown.  Borrower disputed BK dismissal indicator on credit bureau.  Lender researched, verified updated account info unrelated to the dispute.  MSP no longer showing BK dismissed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2018.  The borrower called in about overdrafted mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170046400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/14/2018
170044909	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  The borrower called to make a promise to pay $882.80 on 05/01/2019. The servicer processed payment and provided confirmation number to borrower. No further questions or concerns.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/22/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed payment shown as late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170046403	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  An authorized 3rd party called in to discuss the loan modification review.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/03/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute. Dates recalculated and sent letter
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170044871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046402	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The borrower called and made a promise to pay $2,409.56.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/31/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit dispute submitted and servicer verified account information was correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  The borrower made a payment and was advised of he final modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/19/2019
170042621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  Borrower promise to pay $719.18 drafting on 05/22/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170041007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower promised to send payment by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042563	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2017.  Borrower called in and stated that there is a first time vacant sticker on the property, but the property is maintained. Rep advised that if the loan is 45 days delinquent, vendors will inspect the property every 25-35 days and to contact servicer if borrower receives another first time vacant sticker. Rep also advised will advise customers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comments on 10/26/2017 and 11/22/2017 stated the property was damaged by a XXXX. There was no evidence a claim was filed or repairs were completed.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: Comments dating back to 09/18/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	08/14/2019
170040990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170040970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  the customer called with a one time draft in the amount of $2557.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170041019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on 09/12/2017. No damages were reported.	08/31/2019	02/12/2019
170041032	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The borrower called in and made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170042569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170040973	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2018.  Borrower called in payment for $1,598.39 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170047716	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2017.  The borrower called promised to pay $1924.64 online on 01/18/2017. The borrower stated only interested in short term plans as goal is to be current in next few months...business getting on track.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Collection comments dated 12/21/2017 indicates subject property is located in FEMA disaster area due to XXXXX	08/31/2019	11/20/2018
170041012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  Borrower called to make a payment, promised to pay $1076.22 at branch 5/30/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2018.  Agent called borrower at work regarding past due balance.  Borrower expressed dissatisfaction that we called her at work and requested number to be removed.  She further stated that excessive obligations made her fall behind such as car trouble and medical expenses.  She will look into doing a rpp when she gets off work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170040971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2018.  The authorized party called regarding loss mitigation workout options, after the explanation of the modification process was provided the authorized party did not want to apply today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170041010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Borrower called in the authorized party requesting a copy of lender placed policy to be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  On 02/12/2019 Borrower called to make a payment. Borrower stated default due to less hours at work. Borrower was offered Home Preservation and Repayment plan options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170041024	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/24/2019
170042615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  03/04/2019 outbound call, borrower advised reason for default curtailment of income borrower schedule payment  $3,141.98
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower scheduled a check by phone for 8/28/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170041011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170041003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  Borrower called in to discuss the status of the insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. A monitored claim was filed for damages caused by the XXXX on 09/10/2017. An inspection was conducted on 06/06/2018 showing all repairs were completed. The commentary stated all funds from the claim were released. A prior claim was filed for damages caused on 07/04/2017. An inspection was conducted on 03/13/2018 showing all repairs were completed.	08/31/2019	06/04/2019
170040993	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2018.  co-borrower called in payment for $3,664.46 for 11/29/2018 RFD excessive obligations. Comment dated 10/06/2016 associate made contact with borrower to collect on the past due loan and informed of the disaster relief period and expiration date with modification being discussed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property cited as being located in a FEMA declared disaster area due to XXXXX cited on 06/01/2018.	08/31/2019	07/11/2019
170040997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018.  The borrower called about preferred payment plan on and the set up date. The representative advised it was set up to start on 3/22. The borrower stated does not get paid until Friday. The representative discussed with the borrower about paying weekly or bi-weekly and that paying it bi-weekly would pay it off sooner. The representative  attempted to transfer the borrower to customer service to assist with the plan, call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170042647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2017.  Borrower promise to pay $1,421.70 drafting on 01/19/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/31/2017; no evidence of damages.	08/31/2019	07/29/2019
170041009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170046411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  The  borrower called in and discussed the trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/14/2019
170042581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170040994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017.  The borrower called to make a payment of $1200.00 for 9/29/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  On 11/13/2018 the borrower was called to make a payment 2419.09.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170041059	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170046410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  Outbound call was placed to collect past due balance, borrower ptp 571.46 on 7-18-19 via online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower stated they were experiencing a curtailment of income but made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170046355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2018.  Borrower called with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA XXXXX. FC Hold for XXXXX 10/26/18-1/24/19. No damage reported.	08/31/2019	05/23/2019
170042666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170046386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2016.  12/22/2016 inbound call borrower promise to pay online, borrower advised reason for default curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170046375	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  On 06/04/2019 spoke to borrower about credit dispute.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/03/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170046381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/03/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The servicer called the borrower regarding the account status and reminder of last trial payment is set for 7/3/2019. Once payment post then it would take 2 to 3 weeks to finalize the final loan modification. The borrower stated declining XXXX modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170040965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Talk to borrower advised mod is complete and advised next due 4/1/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170046391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $1863.54 effective 7/15/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/15/2019
170041026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170040982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2018.  Borrower called in states made payment at branch office today for $947.38 and it was applied to escrow borrower request to have corrected and applied to payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	03/20/2019
170042562	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2018.  The borrower called to promised to pay $571.75 at the bank branch on 070/5/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Collection comment dated 10/20/2016 indicates the subject property is located in a FEMA disaster zone for XXXXX	08/31/2019	07/03/2019
170041002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower called to make payment in the amount of $2172.37.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170044874	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044880	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $1580.39 effective 6/2/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower noted on 05/18/2017 theXXXXwas damaged. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170041004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170040968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower made promise to pay. Made telephone pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170046412	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower made a payment in the amount of $368.82
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXXX noted on 12/6/2017, no damage noted	08/31/2019	07/17/2019
170046314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170040987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/27/2019
170046422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170042641	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The borrower called to make a payment of $628.88 for 5/3/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170046392	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/18/2017 due to XXXXX.  Damage was noted on 01/02/2018 to the floors and stated the cost to repair is $1400 and will be done in three months.  The borrower noted on 01/22/2018 repairs are complete.  There is no evidence of an inspection confirming the repairs completed.  The damage repair amount is estimated at $1,400.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/16/2017.	08/31/2019	08/12/2019
170044859	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170042600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower called cited excessive obligations as reason for delinquency and stated they would make the payment through phone system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 08/31/2017 Property is located in a FEMA disaster area due to XXXXX. No evidence of damage.	08/31/2019	07/14/2019
170047704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2016.  Borrower called in to verify amount of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170042606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2018.  03/31/2018 inbound call borrower scheduled payment $1,056.92, reason for default excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042584	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  Called and spoke with borrower regarding approval decision. Borrower advised they have found employment and will not be needing the forbearance plan as they have caught up the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/06/2019
170042568	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  Comments show contact with borrower regarding loan status and payments. Borrower also had questions about escrow account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/28/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments show servicer received a credit dispute which they research and responded to.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170047708	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/04/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower's information did not match the system of record and the servicer corrected the information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was affected by XXXXX as noted on 09/18/2017. Comment on 02/21/2018 reflectsXXXXand water damage estimated at $40,000.00. 100% inspection was noted on 11/08/2018. All funds have been released.	08/31/2019	07/15/2019
170046396	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170042613	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Borrower called in a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was affected by XXXXX as noted on 09/18/2017. No damage was noted.	08/31/2019	08/20/2019
170041128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  The borrower called in to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170046416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Called borrower regarding additional documents. Borrower said he is going to make a payment soon and is no longer seeking assistance. Rep advised it will take 5 business days to remove.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046359	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2018.  Borrower made a payment online and states the reason for default was due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170046423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  Borrower called in regarding the final loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170047715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called in returning call PTP $1,497.56 online on 5/15/2019. Borrower also advised escrow shortage was paid and wanted to make escrow account will be adjusted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170042594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2018.  The borrower was called on 8/4/19 and a payment was requested.  A $2185.42 payment was made.  The payment was late because of excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  The borrower called requesting a property inspection. Loss draft department advised the claim is closed and no further action is needed. Comment dated 04/13/2018 cites borrower called in regards to the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 09/11/2017.	08/31/2019	08/30/2019
170045711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/13/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2017.  The borrower called in requesting to speak with the escrow department due to homeowners insurance issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170040983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170040996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2018.  The servicer called the borrower to advise the loan modification is complete and the loan is showing current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/21/2018
170046353	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments dating back to 09/11/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	06/05/2019
170046377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower was contacted to secure payment. The borrower made a promise to pay online on XXXX. The borrower stated excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170040985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2018.  The borrower called in with inquiry based on third party bill pay being set up. The representative informed the borrower that we don't have access to view if third party bill is still set up. The call was then disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to XXXXX noted on 12/20/17. No damages were reported.	08/31/2019	07/08/2019
170040984	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The borrower called in made a promise to pay by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170046393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170046370	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Borrower called in to make the last payment of the repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170046362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  The borrower called in to make same day payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/18/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	05/07/2019
170042577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  The borrower called to set up a payment on loan o 12/26/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170045699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The borrower provided insurance information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/8/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/29/2019
170046296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $1086.57 effective 2/15/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170041001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  Borrower called can't commit to pay not interested in loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/14/2018
170046376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  Borrower called in regarding payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170046361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/17/2019
170040986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018.  03/16/2018 outbound call borrower does not want final modification offered, borrower brought account current and wish to be removed from loss mitigation activities
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/13/2017; XXXXX. No indication of damages noted.	08/31/2019	11/20/2018
170046289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower was called on 2/21/19 and a payment was requested.  The borrower was not able to make a payment at the time. The lates were caused by excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170046413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2018.  The borrower called in about modification status.  Servicer stated waiting on return of signed documents and once received would be processed and borrower should expect call from account manager.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property and financial impact from XXXXX XXXX. Repairs to property were completed out of pocket. Damage did not exceed deductible.	08/31/2019	07/30/2019
170046335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The servicer went over the repayment with the borrower. The borrower accepted the plan over the phone and scheduled several payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170046309	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2017.  Authorized third party called regarding status as it is showing delinquent and it was not before the process started. Explained how the process works when the loan is on the trial payment and the impact of the modification. Advise trial payment is scheduled for 2/1. Advise they will get the final modification documents in two weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170046293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  Outbound call to borrower to collect on past due loan. Attempted to review workout options but stopped because borrower was not willing to continue with the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046357	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  The borrower advised owner occupied and RFD curtailment of income and was unable to provide information necessary to make decision. Workout options reviewed, borrower not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170042652	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047718	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  Co-Borrower called in to schedule payment iao $83.05 to be drafted 10-27-17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170040972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2019.  Borrower made a payment in the amount of $3,287.60 and noted reason for delinquency as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170041027	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The confirmed Successor in Interest called on 8/15/19 and made an $852.28 payment.  The sole borrower passed away XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/03/2019
170040981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2018.  The borrower called to make a payment of $492.86 for 10/25/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170046277	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2018.  An authorized third party called in to see if the loan is assumable. The servicer reviewed the requirements for an assumption.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170046399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018.  the customer called to get general information on the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170047717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2017.  On 01/16/2017 Authorized third party called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Protection noted for XXXXX from 09/18/2017 until 12/21/2017	08/31/2019	07/29/2019
170046283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The customer expressed a temporary curtailment in income, made a payment, and planned to call back if assistance was needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170047711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2017.  Called borrower to discuss the payment due on the loan. Borrower cannot commit to pay.  Says has excessive obligation  Rep offered down payment or plan start date, workout options reviewed: no plans. Borrower confirms the property is owner occupied. Borrower stated not interested in loan modification. Borrower states intends to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041008	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower made one-time draft int he amount of  $462.81
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047719	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower called in to make payment iao $1083.09
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/19/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  03/19/2018 Commentary states credit dispute received. 04/04/2018 Commentary states Credit dispute was reviewed and resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170046354	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2019.  The borrower authorized a payment in the amount of $835.95.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary dated 12/15/2017 reflects that the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	07/17/2019
170046369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/12/2017.	08/31/2019	07/15/2019
170046267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  The servicer reviewed payment assistance and discussed inter-spousal transfer of the deed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  Called borr and reached unauthorized 3rd party.  was advised the borr is on vacation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170046324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2017.  The borrower was contacted regarding missing documentation for the loan modification review. The borrower stated they were waiting on documents to be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2017.  The borrower called to make a payment of $455.85 for 8/14/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170046323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  The borrower was contacted to discuss payment. The borrower stated thought had made payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046285	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2017.  The borrower called on 12/21/17 to request an extension on the disaster relief workout.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  The comments on 10/11/2017 and 12/21/2017 referenced XXXX damages to the garage along with "other damages" due to XXXXX. The borrower advised the repairs were completed. There was no a evidence a claim was filed or inspection was conducted to confirm the status of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/14/17 due to XXXXX.	08/31/2019	08/16/2019
170046278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170046348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The borrower wanted to make a payment but did not have the account information save on Easy Pay. The borrower promised to make the payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary reflects the subject property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	08/14/2019
170046364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/04/2019
170046308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Borrower advised that they have been unable to reach case manager.  The representative advised that the final draw for $7,265.50 will be issued.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. Two claims were filed forXXXXdamages caused on 03/20/2018 and water damages caused on 04/20/2018. An inspection was conducted on 12/13/2018 showing all repairs were completed. All funds were released from the claims, and the claims were closed.	08/31/2019	08/23/2019
170040964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170046310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The borrower called to make a payment of $1543.04 for 2/12/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170046315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  On 12/07/2018, the borrower couldn't offer a payment or a plan start date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170042614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2018.  Borrower called saying she had signed the final modification documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170040967	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower  made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170041068	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/07/2019
170046302	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  On 8/2/2019, the borrower called in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/09/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Letter from borrower was reviewed claiming credit report is inaccurate and were not late, The reporting was confirmed valid via a review performed of previous notes/results in the past three months...last credit tape on 05/07/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/03/2019
170046252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046311	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/13/2018
170041016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Borrower called to get insurance information; stated she has changed carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 10/16/18 due to XXXXX. No damages were noted.	08/31/2019	08/07/2019
170046307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  The borrower made a promise to pay to make a payment at the branch. The servicer went over loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  Borrower called in to request insurance check endorsement forXXXXrepair.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017.	08/31/2019	07/29/2019
170040969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170042566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2016.  Borrower advised will make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Comments show contact with borrower and daughter regarding loan status and payment, payment processed, Comments show escrow questions related to adjustments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046395	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170046336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  The borrower called and authorized a payment in the amount of $994.45
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170045714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016.  Borrower called in to speak with spoc
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/22/2018
170046356	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower called to advised they had to pay taxes.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX on 10/26/2018, no damages were noted.	08/31/2019	08/29/2019
170046317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018.  Borrower was contacted to collect on a past-due loan and stated the reason for default was due to excessive obligations. Borrower promised to pay $1,249.50 via web on 07/06/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170046275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  The borrower called on 5/11/18 with insurance questions.  The representative answered the borrower's policy questions then transferred to the correct department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047706	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170046294	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  On 8/19/2019, the customer was called and they stated that they were out of town and missed their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170042599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The last contact was made on 08/28/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/22/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	08/29/2019
170046303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2018.  The last contact with the borrower was on 07/12/2018 to discuss reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170046268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  On 8/5/2019, the borrower called in and noted illness of principal mortgagor and they are on a fixed income.  The borrower also said they will make a payment that same day online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170046330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018.  Called borrower to collect on past due loan.  Borrower promised to pay $1597.98.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan was last reported to mortgage insurance company on 04/16/2018.	08/31/2019	08/19/2019
170046340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  Borrower was contacted on a past-due loan and stated the reason for default was due to excessive obligations. Borrower made a payment promise and said was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170042603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Borrower called paid by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017. A claim was filed for damages and the claim was closed on 09/13/2018 with all funds released and a 100% inspection.	08/31/2019	05/29/2019
170046222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2018.  Borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XXXXX as noted on 8/29/2017. No evidence of damage(s).	08/31/2019	05/21/2019
170046305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018.  The borrower was having trouble making a payment online and called to ask for assistance.  The borrower asked to be removed from loss mitigation  review since the account was now current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/19/17 due to XXXXX. No damages were noted.	08/31/2019	07/30/2019
170046349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Co-borrower called in and promised payment of 1237.96.   Borrower was also worried about credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/16/2018 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	07/26/2019
170046334	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  On 07/18/2019, the borrower was contacted about his dispute and to advise that a copy of the modification agreement was being sent to him.  The borrower was no longer upset about the modification, stating that he was now glad and that he was not upset with the servicer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/17/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 07/17/219 about a letter he had received, and expressed surprise that the loan had been modified.  The agent confirmed that his spouse had signed the papers and that it was legally binding, but the borrower explained that his spouse was in federal prison.  The dispute was resolved on 07/25/2019.  The outcome was that the borrower was glad that the account had been modified because it would be helpful.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: One of the borrowers is deceased.	08/31/2019	08/21/2019
170042611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2016.  Borrower states the reason for default was due to being paid the 3rd Wednesday of the month. Borrower made a payment in the amount of $260.68.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2017.  The borrower was called because of an increase in taxes despite an exemption in place.  The representative advised that the increase is correct.  The borrower disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  The customer called in to make a payment of $1159.11 and declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170046276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called on 11/19/18 and advised that the spouse was out of work which caused a decrease in income. The borrower was unable to schedule and payment and declined workout assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  Servicer provided borrower with next payment due date and amount owed.  The servicer also advised borrower that the payment is lower due to documents signed in regard to principal deduction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170046338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2018.  Borrower called to make a payment in the amt of $8108.36 on 8/21/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170046385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2019.  The borrower made a one time draft in the amount of $1152.05
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170046320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on 9/12/2017. No damage was reported.	08/31/2019	07/25/2019
170042604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018.  12/19/18 the customer called to advise that the reason for default was a curtailment of income due to business being slow provided a phone pay in the amount of $2511.11
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046322	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  On 08/30/2019, the borrower called to promise a payment, confirmed excessive obligations and the intention to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046318	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  The borrower scheduled a payment over the phone.  The borrower was interested in loss mitigation options but the call was lost during the transfer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047714	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018.  Called and spoke to third party to collect past due amt.  Third party promised to pay $992.55 at bank branch on 7/5/18.  No interested in home preservation options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/05/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046248	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2017.  The customer called in regarding change and payment to authorized payment to XXXXX. The servicer advised the customer to cancel  the prior policy provided the refund option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170046428	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2018.  Authorized third party called in regarding payment increase and was advised it was it was due to step-rate modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Outbound call to borrower to collect on past due loan. Borrower cannot commit to pay. Borrower stated  has a broken wrist and spouse has a broken leg.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170046250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  On 7/10/2019, the borrower called to schedule a payment for the current day and the next.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046272	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  The customer called and made a payment of $1381.99.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Notation on 12/15/2017 reflects the subject property is located in FEMA disaster area for XXXXX (XXX). No damages were reported.	08/31/2019	05/06/2019
170046367	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Borrower called in to speak with Home Equity department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170046368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170045051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170046295	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower called made payment- out of town- excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 12/21/2017 the borrower stated they had minor damages to the property from XXXXX. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	07/31/2019
170046284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2016.  The borrower called to make a $1166.37 payment.  Loss mitigation options were reviewed but the borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170042702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2019.  The authorized third party stated mailed in loan payment in April, but wrote wrong amount on the line and also mailed in escrow payment on the 17th, but we never received it. The borrower made a payment for today for rest of loan payment and escrow payment. The representative submitted a request to reapply funds to payment for April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/08/2019
170046371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called to make a payment of $637.72 for 5/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170046269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  The customer called in to make a payment and declined loss mit options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046313	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018.  Borrower called in to verify payment details and stated had set up auto-drafts starting 04/05/18 and did not approve transaction for 03/02.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/02/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sent an email to dispute a payment that was drafted without her consent and resutled in a double payment. Borrower requested funds refunded.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170046316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower called regarding the notice of policy cancellation letter received. The borrower accepted the force placed insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Returned call from borrower regarding the modification status. The agent  advised the borrower that the modification is pending. Borrower stated that he already made a payment and wanted to set the account up on automatic draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/12/2017-The property was located in a FEMA declared disaster area due to XXXXX. No property damages were reported.	08/31/2019	07/29/2019
170046240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018.  The borrower was contacted and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170046286	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  The customer stated the wrong date for payment was setup and customer was charged a reversal fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2018.  The last contact with the borrower was on 10/08/2018 to discuss a letter the borrower received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170046325	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  Inbound call, promised payment $1342.04. Borrower states the reason for default was due to waiting on their disability check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  On 10/11/2018 Borrower called to make a payment. Reason for default excessive obligations. Borrower promise to pay with check by phone on 10/11/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/11/2017 Commentary states FEMA disaster hold closed 12/11/2017.	08/31/2019	05/16/2019
170046242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Borrower made a promise to pay $1,900 paid thru on line system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area XXXXX entire first floor XXXXed date of loss 10/17/2018 all repairs are completed.	08/31/2019	05/03/2019
170046261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower called to make a payment of $3178.42 for 6/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  The borrower called in a future dated payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  The servicer took a promise to pay from the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170046337	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Borrower inquiry to see if the insurance has been updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170046306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  Called borrower to collect the past due payment and the borrower promise to pay $1536.17 online on 4/29/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046256	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2017.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170046290	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower called in to make a payment in the amount of $910.78.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170046299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2018.  Called borrower regarding late payment.  Borrower stated she thought she had made her payment.  Borrower made a promise to pay on 01/31/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/15/2019
170046298	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Contacted borrower to collect on past due loan.  Borrower promised to pay $727.00 with check by phone on 4/26/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170046226	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170046292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170046345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2018.  Borrower called to confirm coverage and requirements.  Borrower was advised of dates of lapse in coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170046263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  The customer called in for general status update and made a payment to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/09/2019
170046346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  Borrower unable to make payment at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170040830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  The customer made a payment. Reason for default was excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170040843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  The borrower called in made a change to the automatic recurring payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170040817	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  Borrower called in to see if his loan is assumable
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170046247	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/22/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called 3/22/2019 regarding a payment dispute; borrower stated loan should be current. Research completed and issue resolved 4/8/2019 by the caseworker from the office of the president.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046347	3	[3] Delinquent HOA Fees	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2017.  Outbound to Borrower re the status of the review, to advise of decision and if she would like to move forward.  She said she was driving and unable to take the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170040847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  The customer called with inquiry about mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170046264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  Last contact with the borrower they expressed concern for not getting escrow check. Previously discussed next steps of customers modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in Fema disaster are for XXXXX 09/01/2018.	08/31/2019	07/26/2019
170041043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower called cannot commit to pay at this time RFD excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170046414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  Borrower was advised mod documents were being sent back due to incorrect notary signature.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170046230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/22/2019
170046304	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 07/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  On 03/20/2019 Borrower called due to funds being applied to wrong payment element. There was a GEM payment search completed for a correction. Borrower was call back for Refinance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170046249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2018.  Borrower called to set up auto pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/16/2019
170046291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  The customer discussed their modification and was advised to make a payment if able to.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/12/17 reflects the subject property is located in FEMA disaster area for XXXXX. No damages were reported.	08/31/2019	04/03/2019
170046225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  The borrower called on 12/26/18 to make a $1347.04 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/18/17 due to XXXXX (XXX). All damages were repaired.	08/31/2019	07/24/2019
170042703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Borrower scheduled a payment by phone,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170046216	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042612	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  03/28/2019 inbound call borrower advised reason for default curtailment of income, borrower advised was laid off and now working again, borrower scheduled payment $1,156.22
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018.  Borrower called in regarding the account status and to review details of the final modification offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	08/31/2019
170046217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/27/2019
170046257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  The borrower called in and advised they paid online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  Spoke to authorized 3rd party regarding final modification documents. Advised they were mailed. Advised the borrower will follow up as needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170040824	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Borrower  called to update contact information and gave verbal update on expenses and income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170042710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/18/2018
170040816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2019.  On 1/26/2019 spoke to borrower and they promised to pay.  Said they are struggling due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170040845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170040832	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.  The borrower called and the review process was started when the borrower disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170046224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2017.  Borrower called with promise to pay, impacted by late payment statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170046223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  On 03/30/2018 Borrower called in reference to payments applied wrong. There was a misapplication reversal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170046251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  The last contact was made on 7/18/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170040834	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  The borrower called to inquire why the payment made on 3/1 has not posted. The borrower was advised the payment posted to the Escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170040829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  Outbound call made to the borrower who confirmed they were not impacted by the disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/20/2019
170046231	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The customer called in to modify a scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170042698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Inbound call from borrower to make a payment in the amount of $654.14 .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170040801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170046214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2018.  Borrower called and made a promise to pay $860.00 borrower went over work out options borrower also stated reason for default was curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170040836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Borrower called to make a payment in the amt of $798.75.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046212	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Borrower made a payment with agent on phone and declined assistance offered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reportedXXXXdamage on 08/31/2017 due to XXXXX.  The borrower stated called into the insurance.  The borrower requested home repair assistance on 12/14/2018 for theXXXXand to have the windows replaced.  The details of the damage and status of repairs were not provided  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on XXXX.	08/31/2019	07/31/2019
170042602	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 06/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  On 03/12/18, borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 01/26/18 - Financial impact: did not work for two weeks. cause of damages: XXXXX. details of damage to the property: water damage walls floors.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary dated XXXX reflects that the property was located in a FEMA natural disaster area due to XXXXX.	08/31/2019	05/13/2019
170046218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The last contact with the borrower was on 05/15/2019. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Outbound call made to the borrower to collect the past due payment. The borrower promise to make a payment in the amount of $2401.09 online on 5/25/19. Advise we have a pending payment in the amount of  $2401.09 to be applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170040839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  On 7/30/2019, an authorized third party called in to schedule a payment on 8/22/2019.  A reason for default was reflected as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170040825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Borrower .called made payment by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170040822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170042593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  On 04/18/2019 borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The customer called in to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170046215	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2017.  Borr called regarding general status of the loan. He wanted to confirm if automatic payments were set up.  Call was transferred to customer service.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/29/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes the status reported of the mortgage.  Research was completed and found the reporting is accurate.  Borrower was informed and the case is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170046235	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower scheduled a payment for 08/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170040858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.  Borrower made promise to pay, telephone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/14/2019
170040828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Outbound call made to collect the past due payment on the loan. The borrower cannot commit to pay. The borrower advises his XXXX handles the loan and he will have her call in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040848	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/20/2019
170046232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower called advised paid at bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170040857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  The customer was advised of the consequences and payment options as they stated that they can make one payment in the amount of $613.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170046228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  Borrower called, made payment.  XXXX was unemployed and now back to work as of 2/15/18.  She wanted to see if she would qualify for a repayment plan.  didn't on our end.  Stated would possibly doing her own plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170040842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  04/01/2019 Borrower was called in reference to escrows.  The insurance policy information was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170047657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2017.  Notes indicate the borrower had requested to have the modification agreement emailed to the email address of My@Roquegargano.com
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was affected by XXXXX as noted on 09/18/2017. No damage was noted.	08/31/2019	04/15/2019
170040770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170041005	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/02/2019
170040841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The customer called in to make a payment arrangement in the amount of $449.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170046420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  CRM contacted borrower to confirm removal of home preservation assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170046262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Borrower stated has been taking care of elderly XXXX and will try and add extra funds to payment for late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170046241	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2017.  08/29/2017 outbound call advised borrower that he will be receiving a letter with resolution to his concerns  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170046245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  The customer made a payment arrangement as well as inquired about assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170042590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2018.  Borrower called and made a payment in amt of $1040.45. He is scheduled to start a workout plan on 7/13/18.  RFD is excessive obligations and unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/13/2019
170046213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called made promise to pay, pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170046271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The customer called on 2/21/19 and made a $2604.08 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2018.  On 11/07/2018 an authorized third party called to make a payment  online instead as she realized when on the phone call that she was about to do so in the amount of 1192.94. Comment dated 10/26/2018 associate made contact with borrower in regards to the final modification, informing documents has been received and in process of completing the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/15/2017.	08/31/2019	07/14/2019
170046270	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  The customer called in to pay and discuss escrow information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041014	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Borrower wanted explanation of her loan agreement and everything she has paid on account since 2007.  Took out loan for $50,000 and balance is the same- advised she has had two loan  modifications
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/06/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed date of first delinquency
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  Last contact with the borrower they called to set up a phone payment for 01/11/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170046274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  The customer made a payment of $2400.00,  reviewed fees associated with the account, and explained that excessive obligations caused the delinquencies. No plans made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notation on 12/20/2017 reflects the subject property is located in FEMA disaster area for XXXXX (XXX). No damages were reported.	08/31/2019	07/30/2019
170046427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170040819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170046220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Borrower called and made a promise to pay $952.13 borrower could not make a payment online advised due to modification pending completion advised will be done by Tuesday and he can make a payment than.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040764	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  Borrower wondering why being reported late when paying on time. RFD- Impacted by Federal Gov shutdown. Intent to retain.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/25/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting accurate
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042709	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2018.  Authorized third party borrower daughter Dory called in to see how to assume loan in her name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170040719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  The office of the president discussed and resolved the inquiry request submitted by the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170044862	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Borrower called to correct payment application to principal and escrow.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170040728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  The borrower called to discuss mortgage assistance options.  The customer stated fell behind due to medical issues and excessive obligations.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The comments indicated the property was located in a FEMA disaster zone for XXXXX on 09/14/2018.	08/31/2019	07/02/2019
170040740	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  Borrower called to inquiry about loss mitt options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019.  01/08/2019 borrower called regarding P&I payment and how does he sign MHA documents. Recast finalized XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170046237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2018.  Borrower could not offer down payment or start plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/26/2019
170040752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2018.  Borrower called and made one time payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040815	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  Called and spoke with borrower regarding final mod documents.  Borrower advised that she received the final mod documents but has not heard from the notary.  Rep provided the notary's contact information and advised her to call asap to schedule the meeting.  Advised borrower of next payment due date and amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/23/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called with payment dispute and it appears dispute was resolved with call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170041042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2017.  04/06/2017 inbound call borrower inquiring about interest increased, discussed financials, borrower could not offer down payment for assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2019
170040707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  The borrower called in and inquired if late fee for April could be waived. The agent advised will waive as a courtesy. The agent asked for payment and the borrower stated will go to bank branch on 05/10/2019 to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/12/2017 reflects that the property is located in a FEMA disaster area due to XXXXX XXXX. Damage was reported and repairs are 100% complete.	08/31/2019	07/18/2019
170046331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2018.  Outbound call to borrower to collect on past due loan. Borrower promised to pay $815.87 online on 11/1/17/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  Commentary states spoke with borrower regarding the status of the account. Borrower was unable to continue the call as the borrower was at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower scheduled a payment of $1808.61 with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170040730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  On 12/15/2016, 12/30/2016, 01/10/2017, 12/21/2017, 12/29/2017, 01/11/2018, 02/14/2018 the borrower was called to collect on past due loan. On 10/19/2018 the borrower informed they would make a payment on 10/22. On 11/02/2018, 11/27/2018 the servicer called to collect on past due payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170041006	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  Inbound call from Borrower to make payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/07/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  In response to a credit bureau dispute, Lender deleted a tradeline.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/14/2018
170040838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2018.  Borrower called and made a promise to make his payment and paid at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/01/2019
170040860	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The borrower called in to discuss unapplied funds and an escrow analysis.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170042699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  customer request to removed for workout plan (short sale)  and wanted to retain property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170046244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The borrower called to follow up on the loan modification and stated will make payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 07/01/2019 indicate per Property loss notes, authorized endorsement check #XXX in the amount of 6643.46 issued on 06/25/2019 for water loss that occured on 05/12/2019. Claim #XXX under policy # XXX	08/31/2019	07/11/2019
170040820	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  Call and spoke with the borrower regarding the final modification documents. The borrower stated he has the appointment on Monday. Advised it will take 1-2 weeks to process the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040840	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170046260	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2018.  The borrower called in to advised they had already brought in the loan current and completed forbearance and no longer needed assistance.  The borrower was advised the loan will be remove from home preservation.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/30/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrowe called in to verify if late charge fees could be waived and was advised to send the dispute in writing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170040821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  On 06/04/2019 the borrower promised to make a payment on 06/10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040756	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The borrower called in regarding property damage and was provided with the insurance information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/13/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states there is a dispute regarding the credit reporting. Borrower was advised of the suppression timeframe and late fees charged to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Commentary on 04/23/2019 states the borrower called in for insurance information for damages to the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/23/2019
170046259	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  On 10/11/2018 Authorized third party called in reference to letter received due to insurance change. Third party was advised it was a Mid-term = remainder if interested in getting own insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  A monitored claim was filed for XXXX damages caused by XXXXX on 10/08/2016. A check for $4,996.16 was received on 01/03/2017. The comments on 07/10/2017 indicated the repairs in the basement were going to remain unfinished due to the funds from the claim were insufficient to cover all repairs. A request was made to accept the 75% inspection and release the remaining funds from escrow. The request was denied. The borrower stated on 12/19/2017 XXXXX undid all the repairs that were completed and caused additional damages. The estimated cost to repair was $15,000 to $20,000. There was no evidence of the borrower obtaining additional funds. A drive-by inspection was conducted on 04/03/2018 listing 0% repairs completed due to being unable to access the interior of the home. Comments dated  05/22/2018 indicated the claim was reclassified as non-monitored and all funds had been released. The claim was closed at that time. There was no evidence of the repairs being completed.  The damage repair amount is estimated at $20,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported. Prior comments indicated the property was previously located in a FEMA zone for XXXXX.	08/31/2019	09/03/2019
170040723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2018.  09/16/2018 - Borrower called - cannot commit to pay - gathering financials - discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170046236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  Borrower called and could not commit to pay states he is unemployed we reviewed work out options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170040852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2018.  On 12/29/2018 Borrower was called in reference to past due payment. Borrower promise to pay at Bank branch on 12/31/2018. Reason for default excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170040747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  04/11/2018 - borrower called - advised of specialist on account and gave general account status of borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170045710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Contacted borrower regarding payment borrower PTP $523.93 at branch on 3/26/2019 RFD excessive obligation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170040754	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170043703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  The borrower called in regarding inspection due to property loss.  The servicer advised that the claim is non-monitored and that an inspection is not required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/25/2019
170040714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower called to schedule a one time payment for 02/01/2018 and 02/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/5/2017 XXXXX FEMA Protection	08/31/2019	06/15/2019
170040699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170040697	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  On 05/14/2019 Borrower was called in reference to Insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170041000	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170040725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The third party called for the status of the loan and promise a payment of $575.52 by mail. Also noted the borrower was ill but back to work now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170040758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  The borrower called in for a status on updating their last name and was transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 09/18/2017. Damages have been repaired.	08/31/2019	04/10/2019
170040827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/18/2019
170040720	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Servicer advised customer that modification is complete and processed payment,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower was contacted regarding the past due account and promised to make a payment at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170040696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170040748	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/07/2017.  The dispute type is Verbal and the reason is Title issue dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a title issue dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040862	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2018.  The borrower was contacted but was unable to make a payment at this time due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170040735	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  The borrower was contacted to secure payment. The borrower made a promise to pay 3/12/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 09/18/2017. No damage noted.	08/31/2019	04/22/2019
170046254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170040761	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2018.  Borrower called to check on the status of a requested payment history.  Advised that it has a due date of 10/11.  Advised it will be mailed and should receive it within 5-7 days after it is completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/05/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170040729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called with a promise to pay $710.35.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170040812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170040721	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2018.  Commentary states spoke with the borrower regarding the status of the modification documents. Borrower was advised of the modified payment amount and due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2019
170040698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  On 6/18/2018, borrower promised to pay $1,793.59
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/06/2019
170040755	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Declared Disaster area (XXXXX) as noted on 2/21/2018. Disaster type unknown. No damage(s) reported.	08/31/2019	05/02/2019
170040708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  On 02/27/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2018.  Borrower called attempted to cancel automatic withdrawal from account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 12/12/17 disaster protection has expired.	08/31/2019	07/31/2019
170040722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower promised to pay $595.69 at branch. Borrower states the reason for default was due to their spouse being in the hospital and unable to satisfy the payment plan on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170040724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  02/28/2017 the borrower called to question payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170041015	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  The borrower called to make a payment of $1041.34 for 6/3/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  On 03/05/2019 the borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/06/2019
170040704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2017.  The recent modification was reviewed with the borrower. The borrower had questions regarding the posting of payments and the timing involved in the process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/19/2019
170040710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170046253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  On 06/30/20177 Borrower was called in reference to past due payment. Borrower promise to pay at Bank branch on 06/30/2017. Reason for default excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2019.  the customer called and provided a payment in the amount of $1251.65
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/01/2019
170040849	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  The borrower called to schedule 4 payments from 11/2018 to 2/2019 for the repayment plan.  Excessive obligations noted as the reason for default.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XXXXX 8/28/17 with no additional damage.

			The property is located in a FEMA Declared Disaster area in the county of XXXXX for XXXXs occurring 8/12/2016 as noted on 11/8/2016. XXXXX Severe XXXXs and XXXXing (XXXXX). Damages reported, claim check received 11/2/2016 in the amount of $53003.02 for XXXX on 8/12/2016, check issued 10/21/2016. Final inspection result received on 6/9/2017 at 100% as noted on 6/14/2017.	08/31/2019	07/30/2019
170040757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170040702	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  Borrower called in to make a payment for 1/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/4/2017 XXXXX XXXX No damage reported.	08/31/2019	01/24/2019
170040762	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170040229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2018.  Called borrower to collect past due amt.  Borrower promised to pay $744.77 online on 8/27/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170040718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Authorized third party called in reference to the claim check status from hail loss on 9/2/2018. Caller was advised the check was received and endorsed and mailed via federal express.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170040759	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  Borrower called regarding loan status. Servicer advised that loan is no longer in loss  mitigation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/21/2019
170040760	3	[3] Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date [3] Title Issue -: Legal Description	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower made a payment. Also noted the reason for default was illness in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  On 1/23/2019 an incorrect legal description issue was noted during the foreclosure. The foreclosure was closed due to a reinstatement. There was no reference to any actions to resolve the issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170040861	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  Borrower will send payment tomorrow in the amount of $676.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower advised on 10/02/2018 they needed to do repairs to the home before selling it; the details of the damages were not provided. There was no evidence the claim a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 10/15/2018 indicated the property was located in a FEMA Disaster Area. No damages were reported.	08/31/2019	07/31/2019
170040769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018.  01/08/2018 borrower called to cancel the modification applicaiton as the loan is now current and they can make the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170040713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2018.  The borrower called to make a payment of $1416.47 for 11/6/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170040709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170040705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170040734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/01/2019
170040746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2018.  Borrower called to male a payment on loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018.  Borrower called to make a payment.  Excessive obligations noted as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040694	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2018.  10/04/2018 outbound collection call borrower advised  reason for default excessive obligation, borrower unable to speak at work
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170040701	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  On 06/18/2018 Borrower called to make a payment. Reason for default inability to sell. Borrower could not make a commit to pay. Borrower was offered options for assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/06/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states loan was reviewed for dispute and determined the reporting is accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Called borrower regarding payment  Borr promised to pay iao $577.05 on 06/28/2019 via online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170040741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2018.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called on 7/30/19 to request the insurance policy information.  The representative provided the insurance company's name.  The borrower stated they have insurance with a different insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX on 12/12/2017.	08/31/2019	08/19/2019
170040200	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  Borrower called and stated he cannot commit to a payment stated reason for default was excessive obligations could not offer special assistance options due to borrower ended call cause he had to go.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170040711	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170040739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  On 06/26/2019 spoke to the borrower about getting his name removed from the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040717	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170046350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Borrower promised to make a payment at the Bank Branch location.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/17/2018 reflects that the property is located in a FEMA Disaster declared area due to XXXXX. No damage reported.	08/31/2019	07/26/2019
170042697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170040814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/15/2019
170046366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower states that there has been a change in the household income and paying for their children's college education as the reason for default. Borrower promised to pay $2255.80.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2018.  Borrower could not offer down payment or plan start date. Call disconnected
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170040209	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  Call from borrower regarding insurance lapse letter that he received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170040219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170040856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  The customer called in to request insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170046372	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  The borrower called in to schedule a payment in the amount of $1,778.63
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/15/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated that he made payment on 3-5-18 iao $1778.63 and that we did not apply payment. Agent contacted bank branch and was advised that a stop payment was put on the check
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  04/12/2019 inbound call borrower inquiring about inspection results
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170040224	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2018.  09/27/2018 - Called borrower - promises to pay $1097.13 with check by phone by next day.  Discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170046339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  Borrower called in to make a payment in the amount of $1484.66.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170040712	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  On the borrower called to make a payment and was informed about a short sale option, however the borrower turned it down. On 12/18/2017 the borrower was called and referred to counseling for options, but did not have time to discuss those options. On 02/07/2018 the borrower was returning a call from servicer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster for XXXXX. 12/15/17 no longer under FEMA protection.	08/31/2019	07/01/2019
170040204	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  Authorized third person called regarding a letter received and was advised of property address discrepancy on the XXXX insurance policy.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/29/2018.  The dispute type is Verbal and the reason is XXXX zone dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to dispute the property was in a XXXX zone and was advise of the steps to dispute the XXXX zone information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  XXXXX damage reported- clean up of debris. Cost to repair: $5,000. No insurance claim filed.  The damage repair amount is estimated at $5,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017.	08/31/2019	08/29/2019
170040674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2018.  Discussed with the borrower on denial for the modification and advised the borrower about the Hardest Hit Funds and discussed liquidation options. Borrower wants to retain the property and will try to bring the account current. Advised that a letter has been mailed to the borrower with the decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2018.  Authorized third party called in with questions about payments. A work order was opened.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040225	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2018.  The borrower had been approved for modification and the terms and expectations were reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/05/2019
170040700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Received a call from authorized third party in regards to general status.  Confirmed with third party that June payment has been paid already.  Also advised about the holistic counseling program and she advised that borrower would like to talk to someone but will have borrower call on tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170040859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  Called borr regarding payment promised to pay $700.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170040218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018.  Commentary state borrower called in to make a payment on the account and was advised of the next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  Borrower called in with questions regarding Mortgage insurance and intent to make payment iao $1095.04 at branch 8-2-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170040195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  Call and spoke with authorized third party regarding the account status. Third party advised a payment will be made online on 7/30/19 in the amount of  $1689.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA declared disaster area per commentary on 12/5/2017.	08/31/2019	07/30/2019
170040743	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170040679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  Borrower called and made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170040199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  Borrower called regarding the final modification documents. Advised that notary has been scheduled. Advised the borrower that the notary will forward the modification documents as soon as they are signed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2017.  Borrower promised to make payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170040207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The last contact with the borrower was on 04/16/2019 to discuss payments. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170041076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/29/2019
170040855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018.  The borrower has had excessive obligations due to medical issues but is now back at work and wants to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on October 10, 2016.XXXXdamage reported and repairs were completed. 100% inspection results received on 10/04/2017. XXX XXXXX (XXX) declared on September 14, 2018. No damage reported.	08/31/2019	06/06/2019
170040196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170040205	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170040226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  On 01/30/2019 Borrower called to request assistance. Borrower promise to pay with check on phone by 02/15/2019. Borrower accepted collections plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170040686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Borrower called to pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170040684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  Inbound call from borrower to make payment to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170040216	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018.  Authorized third party called regarding general status of the loan. Also discussed modification options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/13/2019
170048131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048091	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Borrower called in to make a payment and requested assistance with auto-draft payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170040837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  On 01/16/2018 Borrower called in reference to funds being applied to escrow when it should have went to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2018.  Borrower stated would make payment at the branch, borrower not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170040208	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2018.  On 12/11/2018 spoke to borrower about workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/27/2019
170040810	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2018.  The borrower called in regarding a misapplication of funds. The servicer responded with a letter to the borrower confirming the details of the transaction in question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Minor water damage reported due to XXXXX. Borrowe completed repair out of pocket.  The damage repair amount is estimated at $900.00.  Property repair is complete.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on 09/12/2017. Minor water damage was mentioned to be repaired on 12/14/2017. Title is cleared as of 12/27/2017.	08/31/2019	01/25/2019
170040745	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  Borrower was contacted regarding account status and promised to pay $616.02 on 4/11/19 which was processed the following day. Borrower also provided financial information, but was not interested in loss mitt options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/01/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute with credit bureau has been reviewed and submitted a credit dispute, servicer provided a response.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  The borrower called in for a general status update and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170048115	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170040220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower called to confirm receipt of a wire that was sent. The borrower was advised that no funds were received. The borrower was also advised of a pending sale date for 04/04/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  On 07/30/2019 the borrower called and made a payment of  $5853.75.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Insurance loss fromXXXXdamage on 03/02/2018; check for $2745.34 endorsed and released 06/14/2018 non-monitored.	08/31/2019	08/05/2019
170048137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Borrower called in stated he was out of town offered check by phone customer declined stated he will make the payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170048139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  On 7/16/2019, the borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170048124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  On 06/04/2019 Borrower called to make a payment. Borrower promise to pay with check by phone on 06/10/2019. Reason for default payment adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170048112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower called to see if we received funds.    Advised borrower that we received the funds and to give us a call back in 24 hours after funds have gone through review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170048110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2018.  Borrower could not offer down payment or plan start date. Borrower promised to make a payment on the 12th of the month..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170040808	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170040210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  03/22/2019 - Called borrower to collect payment - borrower promises to pay $572.03 with check by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  The servicer called the borrower who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to rain noted on 03/08/2017.$12,000 in damages was detailed on 03/08/2017. Damage was last mentioned on 05/09/2017.	08/31/2019	07/16/2019
170048087	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower called in to make payment to the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048135	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/07/2019
170040197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040213	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  Borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2017.  The last contact with the borrower was on 01/25/2017 to discuss the past due amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170048082	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  On 12/20/2018 spoke to borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170048092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2018.  7/12/2019 to and no contact 12/30/2018 Borrower is making regular payment over IVR 11/13/2018 payments received 11/12/2018 and 11/5/2018 Borrower stated service problems causing issues with the payment 10/17/2018 Borrower turned down the modification as they were able to reinstate the loan 9/11/2018 Trial plan completed and spoke to borrower through the month of September and October 7/26/2018 Trial modification plan was offered to borrower and ongoing calls to and from borrower over the next 3 months to complete the plan 7/10/2018 Spoke to borrower and property is in good condition and borrower states having  marital problems 01/5/2017 Spoke to borrower and payment was promised on the loan 12/8, 12/15/ and 12/29/2016 Spoke to borrower regarding the default and asked for another workout plan to cure default 12/12/2016 Protection for XXXX expired Discussions with the borrower for possible work out plan and borrower accepted on 11/3/2016 Impacted disaster area declared by FEMA and hold protection for the property Borrower was forced to evacuate the property on 10/13/2016 10/15/2016 Property and financially borrower is impacted by XXXXX. Spoke on 8/19/2016 after many attempts to reach the borrower and spoke on 7/19/2016 and discussed a repayment plan as the borrower stated excessive obligations are causing hardship
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX and financial and no review of damages or impact was stated in the comments	08/31/2019	08/27/2019
170045726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Outbound call, spoke to auth 3rd party, can not commit to payment, borrower not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170048103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2018.  Borrower called in to inquire to see if her loan is assumable to remove her ex-spouse from the mortgage. Rep advised mortgage is assumable for a name drop covered process details and costs. Borrower stated that when she decides to apply she will call back in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170048121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  08222019- Borrower made payment, RFD short on hours at work but that was resoled then child support was short.
06/05/2019-Borrower called in and made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170048088	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  The borrower called to get refund for double payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/25/2017 the borrower advised of minor damages due to XXXXX; the details of the damages were not provided. Multiple comments from 06/06/2018 through 10/19/2018 referenced the borrower needed to make repairs to their air conditioning unit. On 10/19/2018 the borrower stated they completed the repairs. There was no evidence a claim was filed nor was there reference to a completed inspection to verify the status of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	01/09/2019
170040211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Spoke to the borrower who requested to remove the additional principal from the recurring automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  Last contact with the borrower they promise to pay on 04/30/2019. Borrower did say had curtailment of income. Borrower was transferred to home preservation at their request but ended up declining any options. Borrower was informed how to make partial payments at their branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170040961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2019
170040804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018.  Spoke to borrower and went over details of modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170048108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2017.  The borrower called to make a payment of $697.33  for 5/3/2017.  The servicer set up recurring payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/03/2019
170048132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/15/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/10/2019
170040962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  The borrower was called and provided the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/12/17. No damages were noted.	08/31/2019	07/30/2019
170048102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Agent called and spoke with the borrower about options for assistance.  Agent obtained verbal information and advised they will submit to underwriting  The decision should be received in about a week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  The servicer called the borrower regarding account status. The borrower stated Mr. Borrower/spouse currently having medical issues.  The servicer discussed and home preservation. The borrower stated not interested right no due to not able to commit to pay. They are debating to to sell or to stay and if they change their minds will go to the website and apply online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  The borrower called to provided updated checking account information for the auto draft. Also changed the frequency to bi-weekly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170048076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  On 03/22/2019 spoke to borrower to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on XXXX.	08/31/2019	04/09/2019
170048030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018.  03/08/2018 inbound call borrower calling to schedule payment   $1,385.96 03/29/2018, advised borrower disaster relief expired 03/09/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170048051	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2017.  Borrrower called in regarding inspection request and was provided with timeframe and process.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/01/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment and stated it was the reason for default.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: CollateralXXXXdamage on 08/16/2016. Insurane chek in the amount of $17,639.90. 100% inspection received 10/31/2017and claim was closed.	08/31/2019	07/27/2019
170048078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170040938	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2018.  Call and spoke with the borrower, the borrower advise he is busy and will call back in a few weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170048040	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  The customer called in to make a $1460.02 payment. The delinquency was caused by excessive obligations.  Recurring withdrawals were set up, beginning in March 2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/02/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170048086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The customer called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX on 12/27/2017.	08/31/2019	07/10/2019
170048118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  On 05/16/2019 borrower called to make a payment. Comment dated 08/09/12017 borrower stated they were not interested in the modification offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 03/09/2019 approval was given to branch representative to endorse and release claim check. Property was cited as being located in a FEMA declared disaster area due to XXXXX on 10/16/2018.	08/31/2019	07/29/2019
170040807	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  The borrower called and authorized a payment in the amount of $515.00; effective 02/01/2019 via check by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary dated 08/314/2017 reflects that the property is located in a FEMA Disaster declared ared due to XXXXX; no damages reported.	08/31/2019	06/28/2019
170040937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170048089	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  The authorized 3rd party called to request a reinstatement quote.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The commentary reflects a previous HAMP modification; outside of the review scope. Commentary dated 11/01/2016 reflects that the property is located in a FEMA disaster declared area. No damages reported.	08/31/2019	03/20/2019
170040924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  Borrower called to inform us of the new insurance carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XXXXX as noted on 12/5/2017. Damages noted and repairs are 100% complete as of 3/8/2018. No keywords listed at the time of review.	08/31/2019	06/15/2019
170040927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/07/2019
170048125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Borrower called but agent was unsuccessful in transferring call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/12/2019
170048059	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2018.  12/04/2018 outbound collection call spoke with authorized third party spouse; who scheduled payment $547.56 12/07/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170040692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170048049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2018.  The borrower authorized a payment in the amount of $854.04.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170048064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  On 6/3/2019, the borrower called to check on the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170048077	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  06/25/2019 inbound call borrower scheduled payment $1245.61 , reason for default excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170048038	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  On 04/10/2018 spoke to borrower about modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170040929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  05/15/2019 borrower made a payment of $1,510.99.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040926	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  On 6/3/2019, the borrower called and wanted to order a payoff quote and a work order was open.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/01/2019
170040934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2018.  The borrower called in and made a payment. The borrower stated the reason for default was due to the payment not being automatically withdrawn from their bank account. Automatic payment withdrawals were set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170048029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower stated that his RFD was due to a curtailment of income and was not interested in loss mitigation assistance. The borrower is now collecting disability and requested that his due date be changed too the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170048071	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  The third party called on 4/19/19 about an acknowledgment letter received.  The representative asked the party to send a copy of e XXXX certificate and a letter removing the decedent from the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 12/15/17 for XXXXX. No damages were noted.	08/31/2019	07/16/2019
170040946	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Borrower called made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170040690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  Customer would like to be able to do a recast.  He stated he never received the initial agreement.  Special loans suggested opening work order to resend agreement.  Customer stated that they will have the agreement mailed in asap..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170048028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The borrower called to make a payment of $565.00 for 5/23/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170040217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  On 11/13/2018 Borrower called regarding Modification documents. Borrower was advised of notary process and transferred to Service link to set up signing appointment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170040931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  Last contact with borrower they stated were in a meeting and would have their spouse contact back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2020.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower called in and made a payment by phone in the amount, of $8,098.41.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment on 08/26/2019, states XXXXX associate called to have a Loss draft check for $11,944.38 endorsed. Check was approved to be endorsed and was advised of procedures. Loss draft claim was for Hail on 05/29/2019. Check was endorsed on 08/26/2019.	08/31/2019	08/28/2019
170048037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called to verify if the loan was reaffirmed.  Informed her that it was not and is a discharged  BK loan.  Went over court docs regarding a motion that was granted XX/XX/XXXX per her request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 9/4/17 with no damage reported.	08/31/2019	06/15/2019
170048067	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  Borrower stated she had surgery and is now back to work. Service offered review for repayment plan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 8/30/17. No damages were noted.	08/31/2019	08/26/2019
170048036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170040687	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower advised should be removed from loan because ex spouse lives in home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster XXXXX on 09/13/2017; damages repaired and 100% inspection received 07/16/2018.	08/31/2019	08/20/2019
170040914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2017.  The borrower was contacted regarding to past due account and the borrower promised to make a payment at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/15/2019
170041150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/25/2019
170040936	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170048058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  The borrower called regarding the general status of the loan. The agent advised of the foreclosure status. The borrower stated that he no longer wants to continue with the modification trial plan and instead wants to reinstate the loan.   The borrower made the reinstatement payment and the loan was removed from home preservation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 05/10/2019 Commentary states Mod review and approval is not based on an application. Loan was last reported to mortgage insurance company on 05/17/2019.	08/31/2019	08/30/2019
170048027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower called in to make the last payment on their repayment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170040930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a one time draft payment in the amount of $1689.94
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  Borrower contacted made a one time draft payment of $706.83. Borrower was not interested in home preservation options and stated reason for default was excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170048016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170048052	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/27/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal credit reporting dispute against the Servicer on 02/27/2019; the dispute was resolved the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170048025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower confirmed that does not have a hardship.  The income is the same; but there were some unexpected expenses.  The agent advised that the file had been removed due to the required documents not being received.  The customer declined pursuing modification and refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048048	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Auth 3rd party called to speak with case owner and has left several messages. Advised the case owner was not available but would request a call back.  Could not guarantee today may be tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170040869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2017.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170040910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Borrower called in 12/29/2018 and promised payment of 804.30 online.  Borrower also hoped to get another payment in by end of January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170040911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2019.  The borrower verified their information and the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 09/12/2017. No damages were reported.	08/31/2019	08/13/2019
170043713	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower called regarding status of loan.  Advised borrower of the review decision.  Borrower wanted to consolidate the loans together.  She state she received a letter of approval for her equity.  Advised borrower of the denial on the mortgage.  Rep explained that she had enough income to support her monthly payments and went over the approval on the equity acct.  Borrower understood the reason for the denial and accepts the equity approval.  Borower  made a payment on the acct.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/12/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute for duplicate charge.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA declared disaster area due to XXXXX.	08/31/2019	07/22/2019
170048060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Borrower called in a promise to pay $603.30 on 3/25/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170048024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2017.  Borrower called and stated she was returning a phone call.  Advised borrower no calls have been made from this dept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170040959	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/05/2018
170048074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Call borrower to collect the past due amount, the borrower promise to pay $2583.66 with check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170040958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/14/2019
170045709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower stated will make payment at the branch office by 01/28/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018.  On 01/08/2018 the borrower called to discuss the upcoming interest rate change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170048062	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170048057	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2019.  The borrower called to make a payment of $881.80 for 2/13/2019 and 2/27/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170048033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019.  02/06/2019 outbound collection call borrower scheduled payment $2739.90, borrower advised reason for default curtailment of income, illness of borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040912	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Borrower called regarding status of loan.  Advised borrower of the assigned specialist.  Borrower advised that her pension had decreased $1000 and she was not going to be able to make payment until May.  Borrower wanted to know if there were any other options and was advised of the process per investor guidelines.  Borrower had a previous mod in Jan 2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/28/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 03/28/2018 the borrower disputed disaster relief program stating they were advised the past due months would be placed on the back of the loan A response was issued as of 07/03/2018 advising there was no error with the disaster relief issue. The dispute was closed at that tie.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comments dating back to 09/15/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	06/06/2019
170040888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  Borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XXXXX (XXX) as noted on 9/19/2017. No damage(s) reported. No keywords listed at time of the review.	08/31/2019	04/24/2019
170040913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  Borrower made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170048034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2016.  Inbound call re a letter from XXXXX.  Advised of inspection and process, stated received notice of taxes due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  0601/2018 Borrower declined workout- borrower reinstating loan
On 5/31/2018, borrower wanted to verify id she did a GEM request to get the suspense funds applied to the mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170040918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170040881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  The borrower called to request billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/04/2019
170040907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  On 04/09/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  The last contact with the borrower was on 06/01/2019. The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170048063	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048031	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  The last contact with the borrower was on 07/13/2018. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048035	2	[2] Payoff has been requested within the last 60 days [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  On 8/23/2019, the borrower called in to schedule a same day payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/23/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received. Borrower claim had made trial payments for the modification on time and it was reported negatively on credit report. It was determined that all information was reported accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170040678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  04/10/2019 inbound call borrower inquiring about letter received, discussed financials, discussed modification completion
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/27/2019
170040872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The borrower called in to make a payment. The reason for default was noted as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040925	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2018.  Borrower wanted to replace their homeowner's insurance and was advised that forced place was not a good choice. borrower expressed that they would like to have their auto draft to be drafted on the 15th  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind. XXXXdamage  The damage repair amount is estimated at $7,470.00.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170040897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called on 5/16/19 to make a $869.19 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170040882	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  Last contact with the borrower they stated making $400.00 a week and will be sending in a payment this week. Borrower also stated did not understand why calls were going out. Borrower was advised can place a cease and desist on the account. Home assistance options were going to be provided and borrower disconnected call. Previously discussed home assistance options back in 2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/10/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower submitted a credit dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower promise to pay on 05/8/2019 the amount of $3037.19. He was not interested in loss mitigation assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170040909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  The borrower called in regarding the loss mitigation review and was advised the workout options were declined. The borrower was advised they may make partial payments to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170040867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Borrower called and made a payment of $2,801.12 made thru checking account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2017.  Borrower called to ensure that no further tax payments are made, as a work order is put in to cancel the escrow due to the removal of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/20/2019
170048129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2018.  Borrower called made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170040915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170040875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019.  The borrower called to make a payment of $830.64 for 6/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170040864	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170040893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  09/26/2018 - Called borrower and requested payment - borrower promises to pay $2399.62 online by 09/28/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  The borrower called to make a payment and to ask about assistance options. The borrower is going through a divorce.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170040955	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170048053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Borrower called to make payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170040908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2018.  The last contact with the borrower was on 09/10/2018 to discuss the past due loan amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170048072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2018.  The customer was returning servicer's call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX on 09/14/2017.	08/31/2019	06/15/2019
170040923	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/10/2018 reflects that the property is located in a FEMA disaster area due to XXXXX. No damages reported.	08/31/2019	05/03/2019
170040865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  The borrower wanted to know why statements were not being received and was told it usually takes about 2 months for statements to begin after modification. On 08/02/2019 the borrower called to inquire why they sent her a payoff letter when she never requested it.The borrower also made a payment of 539.26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170040873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The borrower was contacted to collect on the past due amount owed. The borrower advised a payment was made on 4/15/2019 at a bank branch for $802.86.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170040876	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower called to advise they were changing their insurance company and provided information needed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/22/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower is disputing having daughter sign the modification documents.  The servicer advised the daughter is on title and will still need to sign the documents as an acknowledgment signature.  The borrower borrower stated will sue if the modification is not completed without the daughter's signature.  The office of the president contacted the borrower and the borrower stated will have a quit claim deed filed to remove the daughter all together due to not wanting the daughter to sign at all.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 12/20/2017 due to XXXXX.  Damage was noted to theXXXXand fence but has been repaired.  The cost to repair was over $8000.  An inspection was completed on 01/30/2018 and stated repairs were 50% completed and the remaining work to be completed is interior.  The borrower refused access to the interior and did not sign the form.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $8,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/13/2017.	08/31/2019	08/07/2019
170040919	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2017.  Unauthorized third party (son) called  on behalf of his XXXX to verify if the authorization documents were received. Agent confirmed receipt of the documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/10/2019
170040689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170042644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  Borrower called in with questions about payment. Agent advised accordingly and opened work order.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Borrower called to promise an online payment of 430.26.  Borrower also requested to have recurring payments set up to start 3/1/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/03/2019
170040871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/20/2019
170040878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2018.  Borrower called and made a promise to pay $1,078.09 customer will pay on line borrower stated reason for default was curtailment of income+excessive obligations and went over work out options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/19/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower made a one time draft payment in the amount of $961.81
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170048068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040896	3	[3] Delinquent HOA Fees	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  05/18/2019 borrower made a payment of $1,087.82
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170048055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  Borrower called in regards to misapplication reversal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170048017	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Call and spoke to the authorized third party on the account to collect on the past due payment. The authorized third party advised promise to make a payment by 8/30/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/27/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower claimed payment dispute as reason for default.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170048122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  borr called in to servicer with ptp
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170040957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2017.  Borrower promise to pay on 08/17/2017 the amount of $574.77.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2019.  The annual insurance premium of $2,760.00 was confirmed to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/21/2019
170040901	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170048782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2018.  On 12/28/2018 Authorized third party called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040906	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170040863	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  The customer was contacted to be informed the modification was complete and the account was current. They were informed of the next payment due and the amount.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 9/10/17 with no reported damage.	08/31/2019	04/15/2019
170040922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048045	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/23/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit dispute received. The comments on 10/11/2016 stated the dates were verified. There was no further reference to a dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower stated on 10/21/2016 the property was damaged; the details of the damages were not provided. There was no evidence a claim was filed or any repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170048119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2017.  Borrower called in and said the reason for delinquency was excessive obligation. Borrower had questions about the payments. Borrower says cannot commit to pay. Borrower confirms the property is owner occupied. Borrower states intends to keep the property. Borrower stated not interested in loan modification. Borrower could not offer down payment or plan start date, workout options reviewed: no plans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/04/2019
170048054	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower made a $780.07 payment.  Borrower is deceased and ---.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/10/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit reporting.  The servicer researched it and made the appropriate corrections.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2018.  Outbound call to the borrower to confirm the modification was completed. Comment dated 12/29/2017 borrower stated they have not received funds from XXXX insurance claim or FEMA.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX on 12/20/2017.	08/31/2019	10/15/2018
170048066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  Borrower stated will make payment online on 06/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170040895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Last contact with the borrower they called in reference to their claim. Borrower reporting new claim of water loss on 02/16/2019. Borrower was advised if they need any checks to be endorsed to contact back. Advised of two business days to process and the check will be sent overnight back. Borrower was also advised of the pre-paaid mailer and address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on XXXX.	08/31/2019	03/21/2019
170040886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XXXXX (XXX) as noted on 9/24/2018. No damage(s) reported.	08/31/2019	07/29/2019
170048043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170048796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170048117	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  Borrower called in to make payment arrangements and stated was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower advised on 06/19/2017 they had to pay forXXXXrepairs. There was no evidence a claim was filed or the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170040905	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  The borrower promise to pay $613.60.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170040891	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170048042	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  On 7/19/2019, the customer was called to collection on the past due loan.  The borrower stated they made a payment at the branch that morning and they have had medical bills to pay which caused the payment to be late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170040887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2018.  The borrower was contacted to secure a payment. The borrower complained about the payment adjustment and stated they would make the $68.94 payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX was noted on 09/14/2017.XXXXdamage resolved.	08/31/2019	07/23/2019
170040738	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018.  On 03/16/2018 Borrower was called to verify documents were processed and account is current. Borrower was advised only owes for April and can make that payment online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; repairs completed and claim closed 03/28/2018.	08/31/2019	07/09/2019
170040904	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  On 11/28/18 spoke to borrower they could not make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/13/2019
170040900	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Outbound call, call disconnected, Borrower advised he was driving.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Multiple comments dating back to 04/10/2018 referenced the property was damaged due to XXXXX; the details of the damages were not provided. On 03/15/2019 the borrower advised the insurance assistance they received did not help and repairs were still being made. There was no other information to confirm if a claim was filed. There was no evidence the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to XXXX indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/02/2019
170040682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048831	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018.  Borrower verified self then authorized third party came on the line and advised date next payment will be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048818	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/07/2019
170040903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018.  Borrower called to schedule payment. Borrower called on 01/08/2018 inquiring as to why there hasn't been a payment drafted in 2 months. Associate informed borrower they are in the final stage of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170048824	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower called in with questions about a tax bill which was received in the mail.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/06/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer reviewed the credit dispute and sent a request to the bureaus to remove a trade line that was added in error. The request was completed 10/05/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  The customer called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170048787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2019.  Outbound call to borrower to verify they received the Final Modification Documents and were able to get in touch with the Notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170040949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170042826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2019.  Borrower called made promise to pay via telephone pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 09/18/2017 Property is located in a FEMA disaster area due to XXXXX. No evidence of damage.	08/31/2019	06/02/2019
170040953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA referral hold for XXXXX disaster impact protection XXXX, dated 9/18/2017. No damage.	08/31/2019	07/17/2019
170048073	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170048800	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Authorized third party executor of estate called to make payment on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/31/2017; no evidence of damages.	08/31/2019	06/15/2019
170048107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170040884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2019.  The borrower was called on 7/27/19 and a payment was requested.  The borrower discussed the excessive obligations that caused the late payment.  The borrower explained that a $2500 payment was mailed on 7/25/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 12/20/17 disaster protection expired.	08/31/2019	08/31/2019
170048790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The servicer called the borrower to collect past due payment.  The borrower made a promise to pay on-line that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170048127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2018.  Borrower called options discussed could not offer down payment for plan start
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/29/2019
170048781	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  Spoke to borrower about general status of the loan she advised that she is no longer being impacted by the government shut down
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170040889	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017.  The authorized agent called on behalf of the borrower regarding the escrow shortage amount and requested the 2016 year end statement to be sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/14/2017 the account noted, the property is located in a FEMA disaster area of XXXXX, no property damage was reported.	08/31/2019	06/15/2019
170040960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  The borrower informed the representative that the notary appointment was completed last Tuesday. The borrower was advised the modification process would be completed by the modified payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/18/2017 the account noted, the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	05/28/2019
170040880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The borrower called to make a payment of 766.52 for 6/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A Fema Disaster due to XXXXX declared on 9/12/2017. No damages were reported.	08/31/2019	07/14/2019
170048816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  0XXXX outbound call borrower requesting escrow shortage to be researched, also borrower advised plan broken not aware of plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. Disaster expiration date 12/12/17.	08/31/2019	07/30/2019
170040894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  Borrower made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170040883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048778	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  The borrower called in for information on additional insurance loss check received for hail damage on  07/19/2018.  The borrower was told that the check in the amount of 3298.15 could be endorsed and released once received. Check processed on 02/08/2019.  Prior check in the amount of $7005.85 had been endorsed and released as a non-monitored claim on 12/06/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/10/2019
170040951	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2017.  The borrower made a payment in amount of $819.73 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	04/02/2019
170048126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  Borrower called wanted to discuss possible liquidation options. Advised of short sale and deed in lieu. Nothing was finalized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170048805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  Call the borrower on the past due payment. The borrower advise she already made payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Disaster area declared on 09/14/2017 due to XXXXX.	08/31/2019	03/14/2019
170048875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170048138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  Called Borr regarding payment Borrower promised to pay online iao $1598.99
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170048748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2018.  Borrower contacted will make a payment in the Branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170048876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  The customer was contacted to collect on a past due loan. The customer made a promise to pay that day at the bank branch.Reason for delinquency was curtailment of income as they were waiting for their employer to pay them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170048763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  The co-borrower called on 8/5/19 to make a $1146.51 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170048766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The servicer called the borrower regarding payment. The borrower  promise to make payment at the bank branch of $896.28 for 07/24/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A Fema Disaster due to XXXXX noted on 9/12/2017. No damages were reported.	08/31/2019	07/24/2019
170048812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170048776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2018.  The borrower called in and inquired about a HELOC application. The servicer transferred the borrower to the appropriate department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on 09/13/2017. No damages were reported.	08/31/2019	06/28/2019
170048811	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on 09/14/2017. No damages were reported.	08/31/2019	07/24/2019
170048747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  The borrower called in to make a payment via check in the amount of $1203.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); borrower reported damage and a claim was filed. A claim check in the amount of $6930.17 was endorsed/released to the borrower; claim was not monitored.	08/31/2019	07/12/2019
170048022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Last contact with the borrower they promise to pay at the branch. Borrower had Insurance concern and resolution complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170048797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 9/19/2017 Loan placed on hold for XXXXX. No damage reported.	08/31/2019	05/02/2019
170042825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower made a payment by phone for $936.74.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2017.  Borrower called informing they would send payment and had questions regarding their payments and call was transferred to customer service. On 03/17/2017 spoke to borrower and they made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170048770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 12/15/17 due to XXXXX. No damages were noted.	08/31/2019	07/07/2019
170048741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  Inbound call from borrower promise to pay $2219.16, not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/07/2019
170048061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  On 7/19/2018, the borrower was called to collect on the past due loan and promised to pay.  Reason for default noted as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170048829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170048814	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2016.  The authorized third party XXXX called in inquiring about assuming the loan. The agent discussed assumption process and must income and credit qualify and advised time frames for completion are 90 days. The third party inquired if modification agreement can be sent to her. The agent advised will research and call back with the answer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170048767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  inbound call from borrower to discuss property inspection agreement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/11/2017.	08/31/2019	06/15/2019
170040902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  Borrower called  and not interested in LM and could not offer Down-payment to start program Made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170048773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  Last contact with the borrower they stated made payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170048743	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  0/21/219 RFD other, no explanation found in comments. 02/01/2019 borrower made a payment of $1,645.32.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Borrower called to advised will make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/12/2017 the account noted, the property is located in a FEMA declared disaster area for XXXXX, no property damage was reported.	08/31/2019	08/21/2019
170048808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  On 5/13/19, borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The Property is located in a FEMA Disaster Area due to XXXXX noted on 9/17/2018. A claim was Filed and in a non-monitored states as of 12/17/18.	08/31/2019	05/13/2019
170040898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Borrower contacted reason for call borrower had questions about there escrow account borrower stated reason for default excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area due to XXXXX no property damage noted.	08/31/2019	02/28/2019
170048765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2019.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/14/2017 the account noted, the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	06/14/2019
170048819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower called to schedule two payments and will have August payment made by end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster due to XXXXX noted on 9/18/2017. No damages were reported.	08/31/2019	08/31/2019
170048813	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/12/2019
170048777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The servicer called and spoke with the borrower to collect payment. The borrower made a promise to pay $589.18 at the bank branch on 08/23/2019. The borrower verified that the property is owner occupied and intent is to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170047658	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  The borrower called in on 04/11/2019 and wanted to settle the balance on the second loan account.  Notes are not clear if borrower was asking for a negotiated settlement of less than the full amount owed or a full payoff.   The borrower called back on 04/12/2019, stating had been on hold for excessive time the prior date and was sent a payoff  by email.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX 09/14/2017; no damage noted.	08/31/2019	07/01/2019
170042820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower was contacted to collect on the past due loan amount owed. The borrower advised the RFD is due to Excessive Obligations and promised to pay $742.87 at the bank branch on 4/19/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048802	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2018.  The servicer called the borrower who made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called in and requested payment confirmation numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on 09/14/2017. Damages were last noted on 07/26/2018 and the claim was non-monitored.	08/31/2019	07/15/2019
170048739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower called in and made a promise to pay $809.44.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on XXXX. No damages were reported.	08/31/2019	07/05/2019
170045702	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/06/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The disputed payment information was found to be correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The borrower requested the interest paid on the account.  The hardship was cited as excessive obligations. The customer promised to pay $1,855.15 online on 07/29/2019.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170048803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2019.  Spoke with borrower and advised call from 3/20/18 was researched and informed borrower that the autodraft that was set up was authorized.  Informed borrower that can place a request to refund the double payment received.  Borrower stated did not authorize the double payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area due to XXXXX. 12/15/17.	08/31/2019	07/10/2019
170048728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower called to make a payment of $952.68 for 7/1/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170045697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  The borrower discussed modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	04/22/2019
170045706	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  Borrower was contacted  regarding final modification documents and was advised of assigned specialist and new payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2018.  On 9/13/2018, borrower called to report a new claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/04/2019
170048734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  Borrower called made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  Authorized third party called to complete the assumption application.  He wants to assume son's mortgage.  This property is a cabin and occupied as a second home.  Agent advised the loan is eligible for straight purchase assumption. Agent explained credit and qualifying , process and cost.  Caller asked that agent call back in 30 mins to complete the application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048738	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Borrower called made a payment by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170040203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170048724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2018.  Borrower called made payment by phone.  They are catching up from disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	03/11/2019
170042819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2016.  The customer was contacted for regular information maintenance. The phone number was changed. The customer did not provide the necessary information to make a workout decision. The reason for delinquency at the time was excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/28/2018
170048746	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  On 7/31/2019, the customer called in regarding a letter they received about requesting an update on repairs.  The customer stated that they have been in the hospital for quite a while but that theXXXXis done and other repairs have been completed since the last inspection.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 10/11/2018.	08/31/2019	08/30/2019
170048772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018.  Borrower called in to discuss status of account and would be making a payment. Rep informed borrower that due to discharged bankruptcy they are not liable for loan debt but property lien is still valid and enforceable. Borrower could not offer down payment or plan start date. Borrower called and can't commit to pay. Borrower called in to make a payment and setup automatic drafting on account.  Borrower expressed concerns about having to provide checking information to make his payment today. Rep advised the borrower the loan is setup on automatic drafting beginning 01/01/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/11/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Outbound call to borrower to advise misapplied payment has been corrected
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2017.  01/16/2017 - Borrower called with a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	03/04/2019
170048775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170048712	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  Borrower called in to discuss their new insurance carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170048764	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2016.  Authorized 3rd party called with questions about payments.  Caller was unhappy about the funds paid out in bankruptcy.  Caller set a promise to pay in the amount 739.10 and lifted the cease and desist that was on the account.  He stated he never asked for it to be placed on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170048785	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  A followup call was made regarding the status of the final modification documents. The borrower confirmed that the documents were notarized and mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary dated 12/15/2017 reflects that the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	07/15/2019
170048145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170048755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower referenced the reason for default as medical expenses related to their spouse's illness.  The borrower scheduled a payment for 07/18/2019 $1,459.04, borrower accepted collections plan, intends to keep property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170048825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048758	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2018.  Borrower called to make a payment in the amt of $438.77.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Property in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	06/15/2019
170048826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Borrower called in for general account information and make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/15/017 reflects that the subject property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	06/03/2019
170048708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/20/2017 indicates that the property is located in a FEMA disaster declared area due to XXXXX. No damages reported.	08/31/2019	07/22/2019
170048830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2017.  On 4/1/2017, borrower called and can't commit to pay. Curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2018.  Comments show borrower contact regarding loan status and payments. Borrower advised was out of work for a few months but back now. Borrower advised they wanted to remove one phone from being contacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  On 10/03/2018 the borrower called to see if his XXXX could be added to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  02/28/2019 borrower called in to make a payment of $1,941.22.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster first mentioned 9/14/17. No damage evident.	08/31/2019	02/28/2019
170048760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2016.  Last contact with the borrower they called in with third party and they wanted to confirm if they needed XXXX Insurance. Borrower was advised it was not needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in a FEMA zone due to XXXXX. No evidence of damage.	08/31/2019	07/26/2019
170048799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170048740	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Borrower called made a telephone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower called made a payment by telephone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170048761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170040943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  On 4/2/2018, the borrower called and stated they will pay via phone and noted excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170042824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018.  The customer requested the servicer contact their insurance agent to advise the payment was sent. The customer contact phone number and the agent's phone number were updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170048692	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170040866	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170048753	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2016.  On 10/31/2016 Borrower called and made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 01/18/2018 and 11/13/2018 reflects that the property was located in a FEMA natural disaster areas XXXXX and XXXXX for XXXXX. No property damage was reported.	08/31/2019	05/08/2019
170048729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Third party called in to make a payment on account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster for XXXX. Date of Declaration 8/27/2017.	08/31/2019	07/31/2019
170042823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2017.  The borrower called to advise they would make a payment at the bank branch on 4/1/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Hold for XXXXX noted 09/14/2017.	08/31/2019	05/24/2019
170048807	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170043725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/18/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  On 3/8/2019, borrower called about general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The borrower called to make a payment of $795.24 for 5/21/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170048733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2019.  The borrower called in and made a payment. The borrower declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX Severe XXXXs, Tornadoes, Straight-line Winds, and XXXXing, XXXXX, first noted on 05/05/2017. No damages were reported.	08/31/2019	07/25/2019
170042815	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170048822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower promised to make a payment with check by phone.  Borrower scheduled payment through desktop with agent's assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042821	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2017.  Received call from the borrower. They stated they fell behind due to illness of the borrower. They gave permission to a third party and stated that they would go to the branch to make the payments to bring the loan current. They stated they do not want the modification as it would increase the term.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  On 10/25/2017 Borrower called for an update on Reinstatement quote. Borrower inquired if Reinstatement funds were received. Borrower was advised it was received but can take up to 24 to 48 hours to updated in the system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170048784	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2018.  Called borrower regarding amount due and borrower made a promise to pay $1621.15 online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/02/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170048689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Borrower called made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170048723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Third party called in to make a payment $926.83
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170048713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  Customer called because he wanted to get set up on autopay.  He made a payment in the amt of $850.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170048727	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2019.  Outbound call to borrower. The borrower made a promise to pay $837.84 for the fourth and final repayment plan payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170048815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2018.  11/23/2018 inbound call borrower calling to schedule payment $1100.00, borrower advised reason for default excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170048718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2018.  Borrower called in to make a payment and stated reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170048666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower called, promised to pay $2314.19 3/19/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  Outbound call to borrower, borrower made a promise to pay at the branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048711	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2016.  Borrower called to approve change of Insurance Carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 09152017, FEMA Disaster area, XXXX, XXXXX. no damage reported.	08/31/2019	03/16/2019
170048769	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170048677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Spoke with borrower regarding payment.  Advised borrower of the balance to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170048702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2018.  On 05/07/2018 Borrower was called to follow up on final Modification documents. Borrower advised will send documents in today on 05/07/2018. Borrower was advised to continue making contractual payments until the Modification is finalized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170048700	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 12/21/2017 the borrower advised theXXXXand ceiling was damaged due to XXXXX. The cost to repair was estimated at $17,000. The borrower stated on 08/31/2018 the repairs were completed. There was no evidence a claim was filed or an inspection was completed to confirm the status of the repairs.  The damage repair amount is estimated at $17,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/19/2019
170040920	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid

[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower called stated cannot commit to a payment they dispute the payment amount wants to know when payment went up.Borrower ended up paying the $53.67 the amount it went up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The comments on XXXX stated theXXXXwas damaged from XXXXX allowing water into the home which also damaged interior walls. A claim was filed for the XXXX damages caused on 09/11/2017. The claim was classified as monitored. A check was received on 12/26/2017 in the amount of $3,334.25. All funds were released to the borrower on 02/05/2018. On 04/17/2018 the borrower stated the funds were about 50% done. The borrower was informed on 06/19/2018 the claim was being closed out based on the loan status, history of the loan, and size of the claim. There was no evidence the repairs were completed. The borrower later called on 04/24/2019 stating they needed to file a claim; the details of the damages were not provided. On 05/04/2019 a letter was received from the insurance carrier along with a claim document. No further information was provided.  The damage repair amount is estimated at $3,334.25.  Property repair is in process.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/13/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	05/31/2019
170048690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019.  Borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170048725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Borrower noted that spouse's business has been slow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170048737	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/28/2019
170048687	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  On 02/09/2018 the borrower called to check on a payment on the account.
On 07/26/2019 the borrower called in to make a payment of 2571.16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 10/04/2017. No damage is noted.	08/31/2019	08/02/2019
170048684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2018.  Borrower called to make a payment of $1494.62 with check. Borrower also wanted a payoff (considering selling property).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	02/28/2019
170048703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2018.  Borrower called in, can not commit to payment, borrower not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170042822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170048656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called on 8/30/19 to make a $824.86 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on XXXX. No damage was reported.	08/31/2019	08/30/2019
170048861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  Spoke to Borrower and they made a payment in the amount of $2,752.76.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/14/2019
170048683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  The customer spoke to the servicer about next payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170048083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  On 7/30/2019, borrower promised to pay $2,223.67
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048661	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018.  Borrower 2 called to make payment.  She had been out of work for a while but is back working.  Gets paid in 2 weeks but not sure of next payment date.  Will continue bringing current on their own.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170048719	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018.  Borrower called to request the reinstatement amount.  Agent opened a work order.  The borrower wanted to know what her options are and advised she was going back in forth to her XXXXs property caring for her.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/13/2017. No damage was reported.	08/31/2019	05/03/2019
170048730	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2018.  Borrower called about general status of the loan I advised we are all set final documents are notarized and advised of the assigned specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 03/14/2018 the borrower advised the fence, shutters, and generator were damaged due to XXXXX. The borrower advised the cost to repair everything would be $4,000. A drive-by inspection was completed on 03/22/2018; however, the inspector could not verify the status of the repairs.  The damage repair amount is estimated at $4,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/13/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/01/2019
170048011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	04/05/2019
170048696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX Property is located in a FEMA disaster area due to XXXXX. No evidence of damage.	08/31/2019	07/31/2019
170047999	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  The customer called in to make a payment of $1402.47 and declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); no damage reported.	08/31/2019	06/15/2019
170048685	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] Delinquent HOA Fees - Superlien State	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2018.  Outbound to borrower, representative spoke with borrower regarding final mod. Borrower advised no questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 12/20/2017 the borrower stated the property was subjected toXXXXand XXXX damages due to XXXXX. The borrower advised kitchen walls, cabinets, dishwasher and refrigerator were damaged. The borrower also noted they had to bring old construction up to code. On 04/04/2018 the borrower stated the repairs were completed. There was no evidence a claim was filed or an inspection was completed confirming the status of the repairs.  The damage repair amount is estimated at $11,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comments dating back to 09/13/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	07/31/2019
170048144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  The customer inquired about their next due date and confirmed their completed modification on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  On 08/16/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170048688	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called in a payment effective 07/30/2019, also stated would call back to set up ACH and stated default reason as excessive obligations. Borrower updated address and phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Damage was noted to theXXXXand had water damage to the drywall and baseboards.  The estimated cost to repair was $7000.  The borrower noted on 06/12/2018 damages were 98% completed.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed or inspection confirming repairs completed.  The damage repair amount is estimated at $7,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 08/31/2017.	08/31/2019	07/31/2019
170048704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2017.  On 08/03/2017 Borrower was called in reference to payment due. Borrower made a promise to pay. Borrower was advised of available options for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170048678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170048002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2018.  Borrower called and express desire for loss mitt options. Borrower was advised there was no charge for this review.  Borrower also stated a payment of $750.00 has been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045689	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/09/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048001	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017.  Borrower called and promised to pay $1396.73 and stated interest in loss mitt options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  The borrower promised to make a payment February's payment by 03/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170048735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  The borrower called regarding homeowner insurance advising changing company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170048858	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  Spoke to Borrowr and they made a payment in the amount of $1,585.56.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/04/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the payment history.  The servicer researched the payment history and found the payment history to be correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  Outbound call to borrower to advise account past due, borrower stated would make payment before the grace period and hung up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047979	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The borrower called and made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048659	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  The borrower called on 06/01/2018 to discuss the insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/11/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX on 09/10/2017.	08/31/2019	07/06/2019
170042811	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called in to make sure the payment was applied correctly.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/16/2019
170048721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  08/30/2019 borrower made a payment of $1709.95.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048013	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The customer called in to request a stop payment for their payment of $1507.79. The rep confirmed payment was reversed due tot the payment assistance from XXXXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2017.  The borrower called and made a payment in the amount of $834.02.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170048705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower sent in letter inquiring about credit bureau.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  Borrower contacted for past due payment. Borrower couldn't commit to pay. Borrower wanted to follow up on a payment that was sent in but returned. Servicer advised check was returned due to no account number on the Micr line of check. Borrower advised was sent starter  checks by the bank and that is the way the checks were.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.  The customer called with questions about their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170047964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2018.  Borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/08/2019
170047973	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  On 2/11/19 borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170048682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170048680	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  Borrower called to advise appointment has been made with notary to sign documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 11/28/2017 the borrower advised ofXXXXand tree damages caused by XXXXX. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	07/31/2019
170048000	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Authorized third party called regarding loan status and wanted to know total amount due. Authorized third party stated borrower will be bring account current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170048004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  Borrower called in with questions regarding BK disclosures.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170048874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The customer called to make a regular payment, to pay towards late fees and to pay extra to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047992	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The customer called on 8/30/19 to make a $1997.13 payment.  The late payments were caused by excessive obligations.  The borrower is not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048007	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2018.  The borrower called in to advise they were no longer represented by an XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/12/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received. The account was updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 09/14/2017 and XXXXX 11/01/2016. No damage noted.	08/31/2019	XXXX
170047970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Customer advised needs copy of mortgage statement for exemptions, spoke to assessor's office, advised documents not needed.  If customer wants them to send us a letter they would request a  mtg statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170048658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  05/28/2019 - Borrower called wanted to know if funds in escrow account could be used to make his mortgage payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/01/2019
170047965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2018.  09-14/2018 -Talked to borrower to discuss if property is ready for inspection
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2018; no evidence of damages.	08/31/2019	07/27/2019
170047982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170040800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  Borrower called in a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  On 12/13/2018 Borrower called to modify a scheduled payment. Borrower promise to pay by phone 01/10/2019. Reason for default illness of Borrower. Borrower was offered options for assistance and is not interested in Home Preservation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX FC protection efforts noted 08/31/2017	08/31/2019	08/05/2019
170047983	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Outbound call was placed to borrower to discuss final docs and payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170048014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  The borrower requested that the 1098 tax form be emailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 09/17/2018. No damage noted.	08/31/2019	07/12/2019
170040792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/14/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2017.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048010	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  Borrower called re final mod documents.  Borrower said he reached out to a notary who is not available until 4/7/18.  Advised to meet with the notary and have the documents overnighted.  Borrower drafts payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/21/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the credit reporting and the first delinquency date.  Account information was updated on 05/21/2018.  The borrower disagreed with the dispute resolution and the last dispute was noted as resolved on 08/15/2018 with the reported being deemed accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2018.  inbound call from borrower to process payment and also provided reason for RFD at time is due to curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170048691	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  Call and spoke with the borrower to collect on the past due payment. The borrower made a payment and promised to make another payment on 02/28/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/12/2017 indicates that the property is located in a FEMA Declared disaster area due to XXXXX. No damages reported.	08/31/2019	07/30/2019
170047995	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  On 4/16/18 spoke with borrower regarding the status of the loan.  Advised borrower that the mod has been completed and he can make payments online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170048873	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Borrower promised to make a payment online on 8/30/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/12/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 02/12/2018. The borrower was disputing the date of first delinquency. A review of the issue was conducted and it was determined on 02/28/2018 the information was reporting accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to XXXX indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages were reported.	08/31/2019	08/29/2019
170048670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170048008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2018.  The borrower called to promise a payment. The bank had not sent it in via bill pay. The borrower was advised of the servicer's ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170047986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Borrower called made payment by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170047990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borrower called in with promise to pay
On 07/15/2019 the borrower called in to pay 1009.29
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notation on 12/21/2017 reflects the subject property is located in FEMA disaster area for XXXXX (XXX). No damages were reported.	08/31/2019	07/18/2019
170047991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The servicer called and spoke with the borrower to collect payment. The borrower made a payment in amount of $743.41 and was provided with the confirmation number. The borrower stated default was due to being laid off at work for 3 weeks and started working again but then got sick and was out of work more. The borrower verified that the property is owner occupied and intent is to keep property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2018.  The borrower called to request a final inspection for damages repaired.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary dated XXXX reflects that the property is located in a FEMA Disaster declared area due to XXXXX. Damages completed at 100%.	08/31/2019	07/26/2019
170047994	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2018.  The borrower called having additional questions regarding the loan modification. The servicer answered borrower questions. The borrower stated will be returning the signed modification today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The comments on 10/27/2017 stated a non-monitored claim was filed for damages caused by XXXXX on 09/10/2017. A check for $9,762.11 was endorsed and released to the borrower on 10/31/2017. The borrower stated on 05/24/2018 and 06/14/2018 the damages were to the roof, ceiling, and siding. The cost to repair was $17,000 and the repairs were completed. However, there was no evidence an inspection was conducted to confirm the status of the repairs.  The damage repair amount is estimated at $17,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	05/21/2019
170048869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2019.  borrower made one time payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170047957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called and made a payment on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170040793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/17/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments dated 12/06/017 indicates that the property is located in a FEMA Disaster declare area due to Hurricnae XXXXX; no damages reported.	08/31/2019	07/26/2019
170048872	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2018.  The customer called to dispute the lapse in homeowners coverage. They stated they were charged for lenders placed insurance, but they had private insurance. They were advised they were insured up until 7/16/2016 and did not have private insurance until 1/23/2018. They were informed they would receive a refund for when they were covered by both.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/05/2018.  The dispute type is Verbal and the reason is Insurance coverage.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer called to dispute the lapse in homeowners coverage. They stated they were charged for lenders placed insurance, but they had private insurance. The insurance company was conferenced in and they were advised they were insured up until 7/16/2016 and did not have private insurance until 1/23/2018. They were informed they would receive a refund for when they were covered by both.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170047911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2018.  The last contact with the borrower was on 02/16/2018 to discuss modification options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170048003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  The last contact was made on 8/31/2019, in which the borrower made a promise to pay in the branch for $2009.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170047981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  Borrower made promise to pay RFD curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170048141	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2017.  The last contact with the borrower was on 10/24/2017 to discuss the XXXX of the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/11/2019
170047956	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2018.  Auth 3rd party called with questions about foreclosure status, payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments dating back to 11/15/2017 referenced roof, window, door, and ceiling damages due to the XXXX. There was no evidence a claim was filed or the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 10/19/2016 indicated the property was located in a FEMA Disaster Area.	08/31/2019	08/19/2019
170048009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  Borrower accepted workout program with promise to pay date of 04/30/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048715	3	[3] MI Not Being Paid As Required [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  On 05/01/2019 the borrower called to request a inspection. On 04/26/2019, 04/16 the borrower called to discuss the claim. On 03/28/2019 the borrower called to discuss the status of the loan. On 03/27/2019 the borrower called to check on a wire that was sent. On 03/25/2019 the borrower was advised about modification options. On 11/16/2018, 11/08/2018, 11/05/2018,  the borrower called to go over the decision. On 09/02/2017 the borrower called with question about payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Comments on 03/27/2019 indicated a monitored claim was filed for XXXX damages caused on 01/04/2019. A check for $13,818.27 was received on 04/16/2019. An initial draw of $6,909.14 was released on 04/23/2019. An inspection was received on 05/20/2019 showing 50% of repairs were completed. The inspector noted only interior repairs were required. Additional funds of $1,727.28 were released on 05/21/2019. The claim was reclassified as non-monitored on 06/06/2019, and the final draw of funds were ordered. There was no evidence the repairs were completed or the remaining funds were disbursed.  The damage repair amount is estimated at $13,818.27.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170040773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170047968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2018.  The borrower called to inquire about second parcel on the account. The borrower was advised that no payment had been made; will need updated information to take off second parcel.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary dated 12/04/2017 reflects that the property is located in a FEMA declared disaster area; due to XXXXX. No damages reported.	08/31/2019	07/30/2019
170040775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019.  The borrower called in to see if a relative could assume the loan and was told the third party would have to income and credit qualify and it would need to be the third party's principal residence.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Outbound collection call to the borrower resulted in the borrowers promise to pay $717.11 at the branch on 05/31/2019. Borrower is not interested in home preservation assistance. They have been distracted with their XXXX's illness and simply forgot to pay. Borrower stated they may set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  The last contact with the borrower was on 03/11/2019. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 12/20/17 Disaster protection expired.	08/31/2019	07/16/2019
170048657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2018.  Borrower called in to say the final modification documents have been signed and notarized and will be sending the documents out tomorrow morning.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. Date of declaration 9/13/18.	08/31/2019	02/13/2019
170048006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The propriety is located in a FEMA disaster zone due to XXXXX noted on September 14, 2018. No damages were reported.	08/31/2019	09/03/2019
170042806	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170047955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170040780	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/09/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower disputed the delinquency; stating a payment made at the branch had been misapplied in the end of July.  A payment was made for $1,375.00 to cover 2 months; and the customer confirmed had a receipt.  The homeowner had told the teller to apply the payment to the mortgage; but $500.00 had been applied toward the interest in error.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/08/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A credit dispute  was opened on 07/08/2019 to review for suppression of credit request.  The loan data from 03/2013 through 07/2019 was reviewed on 07/09/2019 and no adjustment was required. A request for microfiche histories was also requested to complete the reconciliation.  The dispute was closed on 08/22/2019 as it was determined no remediation was required.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  On 07/31/2019 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170047942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The subject property is located in an area affected by XXXXX; there is no evidence of property damage.	08/31/2019	06/15/2019
170048675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The customer made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXXX hold placed XXXX; released 10/31/2017; no damage noted. Mi Canceled; met criteria 07/11/2017.	08/31/2019	07/10/2019
170048849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170047940	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: per notation on 12/22/17 the subject property is located in FEMA disaster area for XXXXX (XXX). No damages were reported.
			The account has been performing and no contact has been made with the customer.	08/31/2019	04/22/2019
170047951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  An outbound was placed to the borrower to collect on past-due loan. The borrower made a payment in the amount of $1360.34 with check by phone. The borrower stated unable to discuss hardship at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170047944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170048714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2019.  05/27/2019 - Borrower called tomake a payment in the amount of $2,723.08
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX (XXX) noted on 09/16/2018. No damages were reported.	08/31/2019	08/05/2019
170047953	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower made a promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170047948	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  05/14/2019 borrower called in a dispute of late payments,
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/14/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  borrower complaint, stated they have never been late with a payment, history researched and documents resolved the issue
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170047961	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  The borrower called in regarding confirmation of the homeowners policy. The borrower was advised to have an agent fax in the declaration page.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 10/11/2016. No damage was reported.	08/31/2019	08/22/2019
170047963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 10/26/2018 reflects that the property is located in a FEMA Disaster declared area due to XXXXX. A claim was filed for unspecified damages n 10/26/2018. However the claim was classified as Non-Monitored and the claims check in the amount of $7,585.55 was endorsed and released to the borrower on 11/07/2018. there is no evidence of incomplete damages.	08/31/2019	07/26/2019
170047919	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  06/04/2019 borrower called to make a payment of $382.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170040794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  The borrower called in to request a reinstatement quote. The servicer gave the amount needed and noted the scheduled sale date is 10/05/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/25/2019
170047931	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower called to verify insurance policy status and information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17. There is no damage to the property indicated.	08/31/2019	07/25/2019
170040670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  Borrower called to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170047939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  05/23/2019 outbound collection call, advised borrower total amount due, borrower advised reason for default excessive obligation, tenant pays rent late, borrower scheduled payment $779.15
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047935	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170047937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called in with questions regarding payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170047943	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared Disaster area for XXXXX 12/14/17.	08/31/2019	08/29/2019
170047904	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  Third party called in to make a payment of $1055.06 and confirmed payments will continue.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17 (XXX). No damages were reported within the review period.	08/31/2019	07/16/2019
170048859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/01/2019
170047921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  02/21/2019 outbound call borrower promised to pay  $1448.68  02/22/2019 reason for default excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170047974	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018.  Authorized third party called to get reinstatement quote.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; damages repaired and claim closed 01/10/2019.	08/31/2019	07/15/2019
170042817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2017.  Outbound call to borrower to discuss account. Borrower was not able to commit to pay and discussed short and long term options, but borrower could not make a decision regarding workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170048867	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170047950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170047913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  On 05/21/2019 the borrower called to make a payment of 671.86.  The servicer offered SPOC assistance options.  RFD is noted as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170047927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170047938	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170047952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  07/19/209 Called borr and accepted 1 payment iao $2008.74 scheduled for 07/31/2019.  Borr stated RFD was excessive obligations.

Borrower called in to request a reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170047933	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2017.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Borrower called to make a payment in the amt of $1049.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170047971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170047960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  Borrower called inquiring about statement is different that the modification documents. Advised that the modification has not been fully completed and is almost done with the settlement. Offered to take payment borrower stated will wait until the modification has been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX on 07/24/2018.	08/31/2019	08/29/2019
170048843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The servicer called and spoke with the borrower to collect payment. The borrower made a promise to pay $750.78 at the bank branch on 07/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  Spoke with the borrower who advise she is concern as she made a deposit at the bank but the bank for October is charging her a non sufficient funds fees which means the funds is lost. I advised her a payment paid on 10/14/17 at the branch at payment and not as a deposit into her checking account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170047902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2018.  The last contact with the borrower was on 08/21/2018. The borrower wanted to know why she hasn't received documents that she requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170040657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170048857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2018.  An authorized third party called regarding final modification documents and stated the missing items would be notarized and sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  Borower called regarding status of loan.  Advised borrower of the disaster relief program eligibility.  Borrower confirmed property not damaged and no assistance needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment dated 09/24/2018 reflects that the property is located in a disaster area due to XXXXX. No damage reported.	08/31/2019	07/26/2019
170040656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Called borrower in regards to letter received regarding insurance change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170047853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2017.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170040396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2018.  Borrower called stated mail payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170045615	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called to make a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170043720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  Borrower called from branch to report damage to property.  Property loss notes of 06/13/2018, indicate the claim was classified as non monitored and funds in the amount of $2297.94 were sent directly to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/21/2019
170047881	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  The borrower spoke to the servicer about account status and could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The comments on 03/22/2017 stated a pre-claim investigation was held for a possible insurance claim. The notes on 03/23/2017 stated the damages were less than the deductible. The details of the damages were not provided. There was no evidence the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area (XXX) noted on 01/18/2018. No damages were reported.	08/31/2019	08/15/2019
170048005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2018.  10/31/2018 inbound call borrower called inquiring about inspection, advised borrower that we need a copy of adjusters worksheet prior to inspection
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/26/2019
170047923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2018.  The borrower was contacted and will make a payment. The current reason for default is excessive obligations. The borrower is interested in loss mitigation but is unable to speak to the department right now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170040658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170048863	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Proeprty was cited as being located in a FEMA declared disaster area due to (XXXXX) XXXXX cited on 10/26/2018.	08/31/2019	02/15/2019
170047910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Commentary states borrower called in regarding the final modification documents and scheduled a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  An outbound call was placed to the borrower to collect on past-due loan. The borrower promised to pay $955.66 online on 07/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 2/19/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/25/2019
170041134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/11/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold for XXXX XXXXX disaster protection noted 10/12/2018. No contact noted within the review period.	08/31/2019	06/05/2019
170047890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2018.  The servicer utilized an interpreter to go over the recast letter with the borrower, the call was disconnected while trying to get payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170047929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower requested mortgage insurance be removed; call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048844	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  The borrower made a payment and made a promise to pay $1230.89 online on 08/09/2019. The RFD was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170047932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2017.  04/27/2017 borrower mod denied, due to final docs not sent in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170047878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170047892	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Borrower scheduled a payment for 08/23/2019 in the amount of $1,130.35. Borrower noted reason for delinquency as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047922	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170048673	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  04/01/2019 inbound call borrower inquiring about negative credit reporting, advised borrower it will take 24-48 business hours for a representative to call back
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/04/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower submitted an issue with credit reporting. Borrower states that payment was reported delinquent for October and November 2018 in error.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170047916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  The borrower advised that the payment was made on 07/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170047875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Third party discussed the modification signing with the agent. Third party states that the borrower hurt their knee but will still meet at their office to sign the modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/11/2017 due to XXXXX	08/31/2019	07/24/2019
170047676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170047912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  On 5/13/18 the borrower called to promise a payment in the amount of $468.86 on 5/13/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/13/2017 the account noted the property is located in a FEMA disaster area of XXXXX, no property damage was reported.	08/31/2019	05/30/2019
170045614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  On 06/05/2019 the borrower called to ask about the balance and making additional payments to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170047928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047880	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040798	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2017.  Third party called on behalf of borrower and advised primary borrower has passed away XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170047930	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX XXXX. No damage noted.	08/31/2019	07/01/2019
170047914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2017.  The borrower was calling to verify that the insurance had been paid and was assured that it had been.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170047860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Borrower was contacted to collect a payment. The borrower promised to pay $403.92 inline on 5/17/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047848	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] Delinquent HOA Fees	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  The borrower called to make a payment online that they could not make online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower advised on 12/21/2017 the windows and doors were damaged due to XXXXX. However, later notes on 01/19/2018 indicated the borrower refused the inspection claiming there were no damages. There was no evidence a claim was filed. Unable to confirm the status of the repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/13/2019
170047872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 12/20/17 disaster protection expired. There was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/10/2019
170048852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170041125	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2018.  Borrower returned a call from servicer stating they would pay their taxes, borrower hung up in process of being transferred to tax dept
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments on 12/08/2017 referenced the property was damaged due to XXXXX. The borrower stated on 01/19/2018 theXXXXand awning was damaged. The borrower stated the cost to repair was $18,000. There was no evidence a claim was filed. The notes on 06/05/2018 stated an inspection was conducted showing no repairs have been completed. No further information was provided.  The damage repair amount is estimated at $18,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/15/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	07/26/2019
170047920	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170047856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/12/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/26/2019
170048864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2016.  10/26/2016 Borrower was called in reference to payment due. Borrower advised can't commit to pay. Reason for default material problems.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170047894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  Borrower called to pull back a payment borrower stated funds will be available Friday I advised he has until the end of the month to make the payment without harming the plan he is on.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX on 09/14/2017. No damage reported.	08/31/2019	07/19/2019
170047888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2019.  The borrower contacted the servicer on 03/30/2019 to inquire about the account balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170047674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area for XXXXX. 12/4/17.	08/31/2019	05/23/2019
170047876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  The borrower made a promise to pay in the amount of $9586.71 by wire transfer to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/13/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2017.  On 06/04/2017 spoke to the borrower and they said they could not pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170047868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018.  The borrower called wanting to set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170047891	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  Commentary states borrower called in regarding policy information and escrow account. Borrower advised of non-escrow account. On 04/05/2017 associate contacted borrower in regards to the final modification documents. Borrower had some questions where  their payments were applied. Associate informed in suspense account and informed borrower of the terms and conditions of the modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2017.  Borrower called in to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170040797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/11/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  The borrower called to modify the payment amount that is scheduled for 04/30/2019 from $2564.36 to 1543.38
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The borrower contacted the servicer on 05/21/2019 to schedule a payment in the amount of $1,843.75
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170047864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170047941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2019.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  Servicer advised borrower of final modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047895	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Successor in interest requested a mortgage statement showing the taxes being paid, and  made a promise to pay at the branch.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  Borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170047966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  Borrower claims will pay online, discussed hardship and assistance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary dated 09/29/2016 and 09/14/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXs XXXXX and XXXXX. No property damage was cited.	08/31/2019	06/15/2019
170047882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  3/30/18-Borrower made a payment.

08/27/19-The customer called returning a call, advised borrower that there was no outbound call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The borrower contacted the servicer on 05/03/2019 to schedule a payment in the amount of $1,830.43.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2019.  Borrower called to discuss general mortgage questions. Customer previously changed carrier to XXXXX Insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047841	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  08/05/2019 Borr called to schedule a payment iao $1435.00 for 08/09/2019.

Borrower called to make a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170045708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044056	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  On 10/18/2016, the borrower made a promise to pay.  The borrower stated curtailment of income as the reason for default and workout options were reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Authorized third party made a one time payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047834	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Authorized third party called in to pay the remaining balance for the April mortgage. Stated will call back to make to May payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170042812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; no evidence of damages.	08/31/2019	07/13/2019
170047855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  The borrower spoke to the servicer about modification finalization and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170047863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  The servicer contacted the borrower to state the modification was now completed and advised of the next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 09/13/17. No property damages were noted.	08/31/2019	07/07/2019
170048674	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Potential succesor of interest called as only borrower is deceased. Promised to pay 969.71 by phone on 07/12/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/28/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrowers heir was disputing payments.  Reviewed history with third party.  Third party no longer disputing and advising that they will make payment and a half monthly to catch up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2018.  On 08/20/2018 the borrower called to review the payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170047845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2017.  Borrower promised to pay in branch and discussed assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170048671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called in to make a payment in the amount of $2,158.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  Outbound call to borrower who used vulgar language and stated not happy with getting calls.  Borrower stated already had advised other representative when payment would be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170047808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2018.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170047843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2019.  Borrower made a promise to pay at the local branch on 07/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170042813	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2019.  On 01/16/2019 called the borrower and they could not make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property cited as being located in a FEMA declared disster area due to XXXXX cited on 12/04/2017.	08/31/2019	07/11/2019
170047854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018.  The borrower spoke to the servicer about the account and made a payment.  The reason for default is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170048842	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/06/2019
170041132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/24/2019
170047795	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2017.  The borrower spoke to the servicer about the account status and will pay by the 16th.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  The borrower called in regarding the final modification documents. The borrower was advised to have the documents notarized and return them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047969	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170047886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 04/15/2019 the account noted property loss check received in the amount of $6254.10 for COLXXXXDOL 03/03/2019 (not from Disaster), claim status non-monitored.	08/31/2019	07/15/2019
170047903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  Borrower promised to pay by phone on 7/10/2019.  Borrower completed payment through desktop with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170047909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX. There is no damage to the property indicated.	08/31/2019	07/15/2019
170047797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170047790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	02/28/2019
170047820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  The borrower spoke to the servicer and made a payment.  The reason for default is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  3rd party made a promise to pay online in the amount of $2120.39
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2018.  The borrower called for the modification status and was advised that the loan modification has been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified on XX/XX/XXXX. Commentary dated 0XXXX reflects that the property is locate in a FEMA disaster declared area due to XXXXX. Damages to fence resolved. No additional damages reported.	08/31/2019	07/29/2019
170047825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2017.  Borrower called stating payment would be made within grace. Comment dated 07/10/2017 borrower called to verify their insurance information and understands they have no escrow and their insurance information has not changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX as cited on XXXX. No damage noted.	08/31/2019	06/04/2019
170040650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170047839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  Borrower called to go over options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170047827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170040409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  Borrower unable to offer down payment or plan start date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170047814	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Spoke to the borrower to confirm they are an authorized signor on the bank account signed up for automatic payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster are due to XXXXX noted on 12/07/17. No property damage was noted.	08/31/2019	08/22/2019
170047794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The borrower called to ensure the trial payment was received. The servicer advised that it was and that it could take some time for it to be reflected on the borrower's bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170047803	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called to schedule payment. Comment dated 10/22/2018 borrower called cussing as they stated servicer is messing things up on their account and they can have the house and hung up.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/08/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower inquired as to why they were reported 30 days when they were on time. Results show payment was made through the VRU on 02/09/2018 and was later returned unable to locate. Payment dispute cited on 04/14/2016 as borrower stated they did not know what to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170047908	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  Borrower called concerning being reported to the credit agency.  As of yesterday I informed the account is current.  He also wanted Cease and Desist lifted. He stated he was ill and the tenants were not paying.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/14/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Letter from Borrower disputing late reporting 4/5/19.  Lender responded, no changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170048177	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The authorized 3rd party, daughter of the deceased borrower called in payment of $77.70.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170047822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  The borrower stated he faxed and mailed the signed modification documents, the servicer will wait a few days for the mailed copy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/14/2017 the account noted the property is located in a FEMA disaster area for XXXXX. A hazard claim was filed for damages, on 02/23/2018 the inspection resulted in 100% repaired.	08/31/2019	06/15/2019
170047842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Borrower advised a payment was made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170047831	3	[3] Delinquent HOA Fees [2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower was contacted and advised of the modification process. The borrower agreed to apply for a modification. The borrower stated hardship due to marital difficulties and excessive obligations caused by outstanding debts including Homeowners association fees.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  Borrower called in payment for $2,063.11 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/13/2018
170047835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The servicer contacted the borrower for payment, the reason for default was excessive obligations the borrower made a payment in the amount of $995.80 and stated she was not needing assistance at this time after this payment she will be okay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170040654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2018.  Agent spoke with the borrower regarding past due amount.  Borrower set up promise to pay iao 1958.94.  He could not continue the call because he was not comfortable as they were in traffic. Comment dated 04/11/2018 borrower stated they signed the modification document with the mobile notary and was trying to make payment online but was unable. Associate address borrower conerns and questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  Spoke to borrower about final mod and next payment due date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/12/2019
170040649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXXXX) declared on September 15, 2017. There was no mention of damages.	08/31/2019	05/23/2019
170047885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  Borrower inquired if their loan was assumable. Associate informed borrower the loan is for 30 years and is not assumable. Borrower stated they were recently divorced and was awarded the property and wants to remove spouse name and associate provided conrtact information for assumptions. Comment dated 02/05/2018 borrower spoke with associate in the Office of the President who advised the modification documents have been received and the system is being updated. Executive inquiry received on 12/29/2017 borrower was sitting in a branch since 11am and wanted to know when they will receive and is homeless and demanded a time they could come back to the bank and associate informed they could not give a time and borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/18/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  the customer called and provided a one time draft in the amount of $671.90
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170048847	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  Borrower called in to inquiry about homeowner protection program  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170040787	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/19/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	01/16/2019
170047802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  Borrower made a promise to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047786	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Outbound call to borrower to collect on past due loan. Borrower promised to pay $1288.86 on 03/25/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170047849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2017.  Borrower advised will pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/20/2019
170040402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/16/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2018.  Co-Borrower called in to make payment iao $2400.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/12/2018
170045979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170041131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/13/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2018.  Outbound call to borrower to collect on past due amount and borrower stated that they would pay $740.00 by check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The last contact was made on 8/14/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170048871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Representative went over the modification with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/18/2017 reflects that the property is located in a FEMA Disaster declared areas due to XXXXX. No damages reported.	08/31/2019	05/02/2019
170043717	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/13/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  Borrower promised to pay $2150.73. Borrower states the reason for default was due to just running behind.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170047840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018.  Borrower called in regarding final modification documents. Informed borrower of the foreclosure status. Borrower wanted to know why the document was received and no mobile notary has contacted her. Explained to borrower that the maturity date was not correct on the other documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170047791	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] Delinquent HOA Fees	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2018.  The borrower made a promise to pay on 12th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 12/08/2017 the borrower advised the roof, drywall, and flooring were damaged due to XXXXX. The borrower stated the cost to repair is $3,500. There was no evidence a claim was filed or the repairs were completed.  The damage repair amount is estimated at $3,500.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 08/29/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	04/22/2019
170045980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170045989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018.  The servicer called the borrower to collect and the borrower thought they were on autopay.  They will pay online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/20/2019
170047815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2017.  The agent called the borrower for final modification documents and advised of the purpose of the call. Borrower was upset that they were approved for a modification that they did not ask for and states not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170047850	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170047869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower returned a call from the servicer regarding payment due, the borrower stated he would pay on 08/16/2019 in the amount of $790.55 which is within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Declared disaster area due to XXXXX on 8/30/2017. No damage reported.	08/31/2019	08/13/2019
170040646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  Authorized third party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170047887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170045986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018.  Advised borrower of the assigned specialist and continued to assist regarding final modification documents. Borrower advised received a message from the notary but was unable to understood them. Provided borrower the number to service link to set up an appointment. Discussed terms of modification. Borrower expressed concern and frustration with the terms of the modification including the maturity date interest and the forbearance. Advised he was going to look over the documents with an XXXX. Advised would order a payment history and escrow breakdown. Advised borrower does not have an email to provide at this time. Advised would mail those out to property address and would let specialist know you called.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047784	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Borrower called in with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/20/2017 Released from FC Referral Hold for XXXXX due to Disaster Protection expired. No damage reported.	08/31/2019	08/14/2019
170048170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170047980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  The borrower was contacted to secure payment. The borrower made a payment over the phone. The borrower stated the reason for the delinquency was due to business being slow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  Outbound call to borrower. Borrower promised to make a payment in the amount of $1410.17 on 10/17/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declaration for XXXXX 09/10/2017. Damage 100% repaired.	08/31/2019	07/24/2019
170047798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170047800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Outbound call to borrower to collect on past due loan. Borrower promised to pay.  Borrower was able to schedule a check by phone to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold placed for XXXXX noted XXXX.	08/31/2019	08/22/2019
170045981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018.  The servicer called third party to collect on past due.  They will make a payment on 6/14/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Borrower called on the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX as noted on 10/10/2016. No damage noted.	08/31/2019	08/19/2019
170045988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The borrower is a seasonal worker and the weather has been bad.  The borrower made a promise to pay in the amount of $2747.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The last contact with the borrower was on 05/30/2019 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  Borrower called in regards to the final modification documents. Associate informed it would take 3-5 days and set a call back and scheduled signing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX. Insurance claim was assessed by branch and determined claim would be non monitored for date of loss 10/10/2018 due to XXXXX.	08/31/2019	07/12/2019
170041114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/07/2019
170045960	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170044058	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/04/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2017.  The administrator was called regarding the act.  He advised he will take payment to the local branch by 2/18/17.  He advised his XXXX is living in the house and that all contact information is correct.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/16/2016.  The dispute type is Verbal and the reason is title issue dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Title issue dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170047821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Borrower called to set up payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/15/2019
170047852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047858	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2017.  Borrower called to schedule payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170040647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2017.  On 12/16/2017 the borrower made a payment over the phone,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170047818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048854	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170040398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170047816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Contacted borrower to collect on past due loan.  Borrower stated is waiting on customers to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170045977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018.  The borrower said they are divorced and they have said many times that they no longer live in the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2019.  Borrower paid by phone, discussed hardship and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170040788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/18/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/15/2019
170041124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Spoke with borrower to collect on past due loan.  Borrower stated is self employed and has to wait for clients to pay.  Borrower is not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170045966	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2017.  The servicer called the borrower regarding the general status of the loan.  The servicer informed the borrower the modification has been finalized.  The borrower set-up automatic payments.  The servicer advised the loan is reflecting as current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 12/06/2017. No damage was noted.	08/31/2019	07/08/2019
170048838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  The borrower called in for the loan status and the servicer advised the foreclosure has been removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170048839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  08/21/2019 - Called borrower to collect funds - borrower promises to make payment at the branch later today
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170047805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower called with questions on the account and call was transferred to customer service. Customer servicer opened GEM process to have check cancelled and re-issued. Comment dated 11/06/2017 borrower called in regards to the disaster prior lien.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 01/13/2017 cites the loan meets the criteria to drop/delete private mortgage insurance. Property was cited as being located in a FEMA declared disaster area due to XXXXX on 12/12/2017.	08/31/2019	08/09/2019
170047806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2017.  Borrower verified payment was received and declined assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on XXXX. No damage was reported.	08/31/2019	07/08/2019
170047783	3	[3] Delinquent HOA Fees [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018.  The borrower spoke to the servicer about the account and set up a repayment plan for four months.  The borrower was unemployed and is working again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 08/29/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	08/29/2019
170043712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045992	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The borrower confirmed receipt of the final modification documents and has an appointment with the notary scheduled 06/08/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 01/24/2019. Damage due to XXXXing has been reported. Home repair completion 100%.	08/31/2019	08/21/2019
170040776	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2017.  Received call from authorized third party wanting to set up his final trial payment in the amt of $1525.47 for 12/8/17.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170045968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2017.  Borrower made a phone payment, discussed assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to XXXX indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	07/30/2019
170045993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  The borrower called to discuss account and made a payment.  They have excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170047780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower has been in the hospital since 04/30/2019.  The borrower will be getting on temporary disability. The borrower cannot commit pay. The borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area caused by XXXXX as noted on 10/17/2018. No damage is noted.	08/31/2019	07/02/2019
170045985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/18/2019
170045975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2018.  Borrower advised could not make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX no damage reported.	08/31/2019	03/01/2019
170048851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2016.  The customer called in to inquire about the Hardest Hit Funds program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 12/7/17 due to XXXXX. No damages were noted.	08/31/2019	06/27/2019
170040783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019.  Borrower made a promise to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/29/2016 and 09/18/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXs XXXXX and XXXXX. No property damage was cited.	08/31/2019	07/29/2019
170045976	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2017.  Outbound call to borrower to collect on past due loan. Borrower promised to make a payment in the amount of $551.72 on 07/12/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170045953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170045908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  The borrower rejected the modification offer since plans to reinstate the loan next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/12/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	07/11/2019
170040641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2018.  Borrower called in regarding payment misapplication and amortization schedule information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster declared area: XXXXX (XXX) declared on 10/10/2017. There was no mention of damages.	08/31/2019	03/25/2019
170045983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2018.  The borrower called into make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/12/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	07/11/2019
170045972	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2017.  The agent called the borrower to discuss final modification documents. The borrower confirmed that they did receive the documents and have received a call from the notary. The agent went over the final details of the modification details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170045940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower made a payment by phone .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170048841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/08/2019
170040786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045971	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2017.  The borrower called in to discuss changing insurance carriers.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170048175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045942	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 10/4/16 with no reported damage.	08/31/2019	12/14/2018
170045688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/16/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold noted for XXXXX 09/18/2017.	08/31/2019	07/26/2019
170045938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  The borrower called in on 04/05/2019 to grant permission to speak with a third party regarding the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	05/14/2019
170045907	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170045951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  The servicer called and spoke with the borrower to collect on past due loan. The borrower made a promise to pay $855.82 online on 11/30/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/12/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. No damages reported.	08/31/2019	07/11/2019
170045937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  On 8/9/2019, the customer called regarding workout options however after being educated on the modification process, the customer does not want to apply but is interested in a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/11/17. There is no damage to the property indicated.	08/31/2019	08/16/2019
170047817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018.  Borrower called payment was made in the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170045947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2018.  The borrower spoke with the agent regarding the completion of property inspections.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/12/2017.	08/31/2019	07/11/2019
170047787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018.  Outbound call regarding status of insurance coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170045962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170045964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2017.  The borrower was informed that the modification was finalized and the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 03/15/2017 reflects that the property was located in a FEMA natural disaster area due to a XXXX.	08/31/2019	02/21/2019
170048191	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/12/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  The borrower called to discuss home equity account.  The borrower was provided with account number and transferred but call dropped.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The representative called the borrower to collect on past-due loan. The borrower made a promised to pay $3228.48 with check by phone on 3/15/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170040639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Borrower made a payment in the amount of $469.85.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170045967	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  The borrower called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 11/1/16 FEMA Declared disaster area for XXXXX.	08/31/2019	08/07/2019
170045935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The borrower was called on 8/8/19 and confirmed that the modification documents were signed with the notary last Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170045957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.  Borrower advised isssus with work denying her work compensation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170045984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017.  The servicer contacted the borrower to discuss the resolution of the Office of the President casework. The servicer advised they would not be reimbursing the borrower for the foreclosure or XXXX fees from a 2009 review for HAMP modification in which the borrower was denied modification. The borrower was upset by the resolution, however had no further issues at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/14/2017; XXXXX. No indication of damages noted.	08/31/2019	03/19/2019
170045961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Called borrower- advised due for Aug and borrower states made payment- advised not received. PTP at branch. went over financials
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170045687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/17/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  Borrower called and made a payment $651.47.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/27/2019
170047877	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  Borrower paid by phone, discussed hardship and assistance options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170045904	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2017.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170040803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/09/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017.  Spoke to borrower to collect on past due loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170048853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170045973	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2017.  On 08/14/2017 Authorized third party called to advise of intentions of property. Third party also inquired about paying off the Balance of account and steps to take if wanted to sell the home. Third party was transferred to another department for assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/09/2018
170040795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/08/2019
170045969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: From 07/01/2016 - 06/31/2019 there was no contact with the Borrower. The loan is currently Performing. The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	06/04/2019
170040410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2018.  The customer spoke to the servicer about putting the property back in her name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/11/2017 due to XXXXX.	08/31/2019	01/16/2019
170045982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  12/18/2018 borrower promise to pay by the 12th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170045941	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  Borrower called and stated that she will make a payment at the branch.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/20/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit dispute and the necessary adjustments were made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to XXXXX which occurred on 09/10/2017. No property damages were reported.	08/31/2019	07/26/2019
170048184	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  01/29/2019 - Borrower called to check to see if tax bill included the Homestead Exemption - advised yes  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area -- XXXXX	08/31/2019	07/25/2019
170045918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2017.  On 2/27/2017, the borrower called in with a payment adjustment but can't commit to paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX. No damage reported.	08/31/2019	11/08/2018
170045894	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2018.  The representative called the borrower regarding general status of the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 7/13/17. No damages were reported.	08/31/2019	07/11/2019
170040644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Borrower was contacted to make a payment in the amount of $2034.54
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170045900	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Agent spoke with authorized third party regarding calling the wrong number and now the correct number has been added.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170045928	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2017.  Borrower was contacted to collect on a past-due loan and stated reason for default was due to XXXX in the family.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/13/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes credit reporting and stated had not received a response back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	06/05/2019
170045943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Called borrower to collect past due amt.  Borrower cannot commit to pay and not interested in home preservation options.  The hardship was due to a lot of XXXX repairs.  The caller is not interested in loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/14/2017 reflects that the subject property is located in a FEMA disaster area affected by XXXXX.	08/31/2019	06/01/2019
170045930	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2018.  Associate made contact with borrower who informed they would make online payment on 08/15/2018. Comment dated 07/18/2018 caseworker from the Office of the President contacted borrower in regards to the results of their inquiry. Caseworker informed borrower the loan has been reinstated the foreclosure process has closed and as long as the loan remains current it will perform the loan will continue as contractually agreed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/10/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had credit dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 10/31/2017.	08/31/2019	11/20/2018
170043716	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/13/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Authorized third party stated is working with parent to assume loan. They stated they will just wait for the assumption letter.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/23/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit reporting dispute received 10/23/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2018.  06/07/2018 borrower called regarding status of final modification, advised have reached out to mobile notary service, waiting on call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170045948	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  Third party called in to make a payment in the amount.of $1672.83.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on XXXX due to XXXXX.	08/31/2019	05/03/2019
170048167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.  The servicer spoke to the borrower about past due and they made a promise to pay.  They have excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	07/12/2019
170045899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Borrower called and made a promise to pay on account and stated reason for default was due  to excessive obligations and that XXXX passed away.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	07/24/2019
170045919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The last contact was made on 6/28/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/21/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	07/27/2019
170045898	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  The borrower called to ask when last payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170045926	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  The borrower called to confirm next payment due and confused on why payment was not due in April. The representative discussed recent modification. The borrower is not interested in being transferred. The borrower should be able to make next due payment in grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/20/2017 due to XXXXX.  The borrower stated the AC needs to be repaired but lives in a condo and is on the roof.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017	08/31/2019	08/12/2019
170045911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2018.  Borrower called in to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170041121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170045892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170045909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2018.  Talk to borrower regarding past due borrower PTP $1,094.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170043711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Borrower paid by phone and discussed hardship
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170045944	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The borrower called for the general loan status and was advised of next payment due. The borrower was also advise that once the modification was finalized he would be able to make payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated XXXX reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	05/24/2019
170045700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  Authorized third party advised agent they had authorization to send in. Agent provided borrower with fax number advised can take 24 to 48 hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170045903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170045916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2018.  The servicer advised the borrower of the assigned specialist and continued to assist regarding payment. A payment in the amount of $1231.45 was processed and the confirmation number was provided
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170047693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/20/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047813	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  12/19/2017 borrower PTP $865.56 on 01/01/2018, offered workout options, mo plans made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170045945	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The last contact was made on 5/10/2019, in which the borrower had an account inquiry.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/16/2019.  The dispute type is Verbal and the reason is Tax dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a tax dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/21/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/19/2019
170045917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Comments show borrower contact regarding refinance. Borrower advised their divorce is finalized and they would like to go over their options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170045936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  The borrower called on 4/22/19 and scheduled a $1248.73 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170048669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170045927	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  The borrower called in to discuss applying for a Home Equity loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Disaster declared on 08/29/2017; damages reported and resolved.	08/31/2019	07/19/2019
170045933	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower made payment in the amount of $642.88
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 11/02/2017-The property was located in a FEMA declared disaster area due to XXXXX. No property damages were reported.	08/31/2019	07/15/2019
170043709	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/13/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2016.  The borrower inquired if the payment had gone through on the 23rd and was informed it had not posted yet.  The agent advised the customer to call back in a couple of days to check the status.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043875	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  Borrower called in to verify that a payment had been received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/25/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sent in complaint to executive inquiry about credit reporting and wanted to ensure that the August 2018 payment was not showing as delinquent.  Servicer responded on 08/08/2018 that the report showed the payment was timely.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045912	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The representative called the  authorized third party to verify the intentions of the property. The authorized third party made a promised to pay $3875.86 at bank branch on 5/23/19. The authorized third party stated would also see about making the balance of the account clear for July.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 8/3/16. No damages were reported.	08/31/2019	07/26/2019
170045885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170047694	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  TheXXXXabove the kitchen and master bedroom sufferedXXXXand water damage from the XXXXX.   The homeowner removed the tree; and paid for theXXXXrepairs above the kitchen out of pocket.    An insurance claim was being delayed which the borrower hoped would pay for the remaining repairs per notes dated 12/10/2018. The repairs were reported at 35% completed. No evidence repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/17/2018 reflects that the subject property is located in a FEMA disaster area affected by XXXXX.	08/31/2019	08/16/2019
170040635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  XXXX - Talked to borrower - had some damage from XXXXX - discussed options - borrower was not interested in disaster relief funds
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 8/23/17 with no reported damage.	08/31/2019	04/02/2019
170045880	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  On 08/02/2019 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170045890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.  Borrower called made payment by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170045888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2019.  Borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170047668	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  Third party stated they were taking care of borrowers affairs.  The borrower is deceased, but payments will continue.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/13/2018
170045883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  Outbound call to borrower. Borrower is looking to modify loan as there has been a change in their circumstance and has been approved for social security.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170045695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/07/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  The customer was called and given details about disaster relief.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; no evidence of damages.	08/31/2019	07/26/2019
170045891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2018.  Agent advised borrower about general status of loan and finalized modification documents need signed and notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/29/2019
170041126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  The borrower called to discuss taking an advance from home equity. They were transferred to that department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/2017. There was no damage.	08/31/2019	07/26/2019
170041138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/03/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/11/2019
170040634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  Collection comments indicate borrower called to make a payment in the amount of 786.95.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster first mentioned 9/14/17.	08/31/2019	07/05/2019
170045886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  Call from borrower to make a payment online. RFD - Excessive obligation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170045932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2018.  On 9/18/2018, the borrower called regarding the disaster balloon payment.  The customer was educated on the modification process and will contact the servicer after the initial 90 day disaster period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX Disaster Protection. No damage reported.	08/31/2019	07/26/2019
170045876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170041120	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/20/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170045913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170040408	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/10/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170043881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170043876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  On 05/29/2018 Borrower called in to suspend automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/18/2017 due to XXXXX.	08/31/2019	05/08/2019
170043874	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Property was impacted from XXXXX as noted on 09/12/2017. No damage noted.	08/31/2019	09/06/2018
170045632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called made payment $770.28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170043867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043878	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower called to make a payment.  They will look into assistance options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/19/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower stated the information reported is inaccurate on 10/9/2017. This was resolved on 10/20/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170043869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170045619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040791	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2017.  Authorized third party called in states has been behind a month and has not received any letters.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/14/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/14/18. There is no damage to the property indicated.	08/31/2019	07/25/2019
170045879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower was advised that documents were received from their XXXX's office. The agent verified with the borrower that they do not need anything to be reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared 09/26/2018 due to XXXXX.	08/31/2019	07/15/2019
170043842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2018.  The borrower called regarding the general status of the loan. The borrower stated wants to make a payment with debit card. The borrower was advised cannot take card payments. The borrower was further advised can only accept payments with the account and routing number. The borrower stated wants the payment to come out immediately. The servicer advised the borrower can also go into a branch ans make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170045893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The borrower called in and made a promise to pay on the account, in the amount of $1067.58.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/09/2018
170041141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/13/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2017.  Notes indicate the borrower called to get a general status on account. The agent advised of the status. Did confirm the loan reaffirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043872	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2018.  The borrower was called regarding her concern of not being offered HARP and Principal Reduction,. the borrower was advised that the Principal Reduction was not offered by the Investor, XXXX. No further research was required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170045609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2018.  Borrower was contacted regarding payments, then stated XXXX handles the payment and call his XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX DR 4393. No damage reported	08/31/2019	07/25/2019
170043871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2018.  10/03/2017 Borrower called concerned about e-mails asking for the balance of her mortgage payment, lender advised that the e-mail is sent as an update. 10/11/2017 Borrower called about letter received. 11/01/2017 Borrower called in about payments, lender went over disaster relief and advised that if unable to bring account current by the  end of the disaster relief, the lender would go over work out options. 11/24/2017 Borrower called in about assistance, lender advised that they would submit to underwriting. 12/05/2017 Borrower called about letter she received and is not interested in a modification. 12/19/2017 Lender called, borrower indicated she wants to bring the account up to date by paying a little extra each month. 02/06/2018 Lender called, borrower promised to make a payment at the branch on 02/21. 02/20/2018 Borrower called, lender educated the borrower on the modification process and the borrower wants to apply. 02/21/2018 Borrower called from local branch and stated that she did not have time to redo the documents and would be sending what she had. 03/03/2018 Borrower called and stated that she had completed the mortgage application and was going to the branch office in order to fax the documents, lender advised that the decision would take 7-10 business days. 03/06/2018 Lender called regarding a need for additional documents, borrower stated she was headed to the branch to fax the documents. 03/07/2018 Borrower called in regarding documents received, lender stated loan was going to underwriting and would take 7-10 business days for a decision. 04/04/2018 Borrower called to review the modification,  lender provided the terms and conditions. 04/30/2018 Lender called, Borrower set up a payment for 05/04 and indicated she was having problems with the online payments, lender provided an assistance phone number. 07/03/2018 Lender called, borrower stated the payment would be made at the branch next week. 07/26/2018 Lender called, borrower stated she had not received the final modification documents yet, lender stated they would track and resend the documents. 08/06/2018 Lender called and stated that the payments were going to be delivered today, borrower stated she was off today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/20/2017.	08/31/2019	07/18/2019
170043885	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Borrower called to schedule payment. From 07/01/2016 - 06/07/2018 the borrower called in to discuss the status of the loan. On 06/04/2018 the borrower called to discuss other options in case they were not approved for a loan modification. On 06/07/2018 the borrower called to discuss the status of the loan. On 06/11/2018, 07/13/2018 the borrower called to discuss payments. On 09/14/2018,  09/21/2018, 10/11/2018 the borrower called to discuss the modification documents. On 10/17/2018 the borrower called in regards to the final modification documents. Comment dated 06/04/2018 cites borrower was rempoloyed on 04/18/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170045877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  Commentary states borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170040782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/30/2018
170043824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  The borrower advised that payment was sent overnight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043868	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2018.  Authorized third party (ATP) was advised that the loan modification was completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/29/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 11/29/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/12/2017. There is no evidence of damage to the property.	08/31/2019	04/02/2019
170045924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170043841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Spoke with borrower who made a promise to pay.  Borrower stated had medical bills ongoing from broken wrist a year ago. Borrower had to have surgery then go to physical therapy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/26/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2017.  Borrower could not commit to paying but gave RFD reason as payment dispute. Borrower stated will pay at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043880	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The borrower called to make a payment of $2393.14 for 8/12/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 12/01/2017 due to XXXXX.  Damage was noted to a fence and has to replace an entire room.  The borrower noted on 12/05/2017 had to repair floors, repaint, replace drywall and screens.  The status of repairs was not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	08/12/2019
170043835	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/02/2018
170043840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Borrower called regarding missing documents.  Borrower advised that he will call his XXXX to obtain more information on 2nd mtg on property  and that he will send in the other paystub.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/25/2019
170045956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018.  Borrower made a payment in the amount of $2807.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170043870	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170047667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2017.  The borrower called to change ach date .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/17/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  borrower was  unable to talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2018.  Borrower promised to make a payment in the amount of $1037.65 with check by phone on 08/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  The customer called to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170040393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called with a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 9/4/17 with no reported damage.	08/31/2019	05/16/2019
170045686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/17/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The customer called to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170043844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170043823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comments dating back to 09/15/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	05/10/2019
170043848	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The borrower made a promise to make a payment by 08/30/2019 online. The servicer waived late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170043831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2017.  The borrower called in to state that payment posted on 06/22/2017 may have been drawn on wrong account and would call back to check if it was good. No call back received and borrower has made all payments on line since with no direct contact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170043863	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2017.  Called borrower to discuss the payment due on the loan. Borrower confirms the property is owner occupied. Borrower states intends to keep the property. Borrower said has excessive obligation. Borrower promised to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/08/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  New Credit Dispute received. Correction was verified and account information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170040772	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Agent advised borrower funds can be reapplied to February payment but only after receiving remaining $33.98.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/01/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower wishes to have funds reapplied to February payment. Agent advised can only happen once remaining $33.98 is received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 9/9/16. No damages were reported.	08/31/2019	07/16/2019
170043855	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Commentary states borrower called in regarding insurance letter received regarding lender place insurance. Borrower advised insurance information has been updated for the account. Borrower was provided with website information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/27/2019.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing the lapse in insurance coverage. Borrower was provided with website information and insurance has been updated
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to XXXX indicated the property was located in a FEMA Disaster Area due to XXXXX. On 12/13/2017 the borrower stated there wasXXXXdamages due to the XXXX allowing water into the home which damaged the drywall. An inspection was conducted on 06/15/2018 showing all repairs were completed.	08/31/2019	08/28/2019
170043802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2019.  Authorized third party made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170043800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  02/25/2019 - Borrower called with a promise to pay $1808.58 at bank branch on 03/01/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  The borrower called regarding loan showing past due.  Borrower explained had made a partial payment late in priorn month and completed it on  07/13/2019.  Servicer reviewed account and noted partial was misapplied and would correct payment which would cause late charge to drop off.  Notes indicate default reason as lost job; no indication if RFD was prior and if borrower had obtained new employment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170043851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170045878	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  Agent called the borrower to collect past due payment.  Borrower promised to pay 88.16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  The borrower called in to discuss the foreclosure fees and feels they are criminal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170045882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  Borrower called made promise to  pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/25/2019
170040623	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  Written correspondence recieved with XXXX certificate and affidavit-termination of joint tenant  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170043886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2018.  Borrower called regarding status of loan.  She stated she called on yesterday to make a payment and was advised that her next payment is not due until 4/1/18 but her final mod documents say her first payment is due 3/1/18. Borrowr stated there was a mix-up when she made her 3/2018 payment and she wanted to take care of that.  Advised borrower that the 3/2018 payment was included in the final mod when calculating the numbers.  Borrower also advised of a letter she received for her auto pay.  Advised borrower this payment will reflect on our end that day but may take a couple of days to reflect on her bank acct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/30/2019
170048171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/20/2019
170043829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2018.  Agent advised borrower that mailed payment still not received. Agent advise borrower to issue a stop payment on check mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/15/2019
170043836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  The customer called in to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170045621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2017.  11/07/2017 - borrower called advising us that insurance company had changed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170040785	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/05/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018.  Authorized 3rd party (Grandson of the deceased borrowers) stated that he has a deed transferring the property to him. The agent advised that a letter will be sent out to him today that would request the deed and to verify his identity.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The authorized 3rd party called to get wire instructions and reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/05/2017 reflects the property is located in a FEMA disaster declared area due to XXXXX. No damage reported.	08/31/2019	07/11/2019
170043811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170043832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Borrower called regarding condition of the home next door.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043828	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/04/2019
170040630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Outbound call was placed to borrower to collect past due balance and agent processed payment iao $902.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170045889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Called borrower to collect past due amount.  Borrower promised to pay $2549.66 at bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2018.  The borrower advised a payment of $3071.43 would be made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170043794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Borrower stated spouse was responsible for the mortgage since the divorced, the agent stated both borrower were still responsible and the borrower said would let their spouse know of offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170043845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2018.  On 08/07/2018 spoke to borrower about the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170040633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043817	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  On 08/19/2019 Borrower called promise to pay at Bank Branch on 08/21/2019. Borrower also inquired questions about escrows.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170043804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Authorized third party scheduled a payment for $5,154.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170043830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170043808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170043853	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/06/2019.  The dispute type is Written and the reason is information not accurate.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed accuracy of information. The account information was verified as accurate from the last credit tape on 05/07/2019
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170047673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  borrower called made payment $850.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/10/2018
170043849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	06/06/2019
170045884	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Borrower made promise to pay. Paid by telephone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  01/31/2018 - Borrower called checking status of payment - has not cleared bank - advised payment was processed BUT account number not on check therefore it was reversed and payment is still due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170047695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043825	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2017.  The servicer placed a call to the borrower who made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/05/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Written credit dispute received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXX Tornado and Severe XXXX (XXX) declared on 05/08/2018, and XXXXX (XXX) noted on 10/26/2018. No damages were reported.	08/31/2019	07/18/2019
170040628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA due to XXXXX (XXX) and noted on 12/12/2016.	08/31/2019	08/30/2019
170043837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  Borrower called in a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2018.  Borrower was advised modification process is almost complete, advised of new specialist and payment amount with final documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower spoke with cash specialist regarding phone payment that was in process and disconnected the servicer confirmed there was no other one time draft scheduled for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170043839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The borrower promised to pay $2357.84 online on 08/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170046204	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2018.  Called the borrower regarding final mod docs explaioned can go to the bracnh and have docs notarized.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/04/2019
170043838	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2018.  Party called in regarding assuming loan. Will call back regarding loan assumption.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170043865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/19/2019
170043859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XXXXX FEMA disaster area.	08/31/2019	04/23/2019
170043820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170048164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	07/01/2019
170043714	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  04/11/2019 Borrower called in to get the 2018 Year End  Statement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043806	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Third party called in to notify the bank of the borrower's XXXX. Third party was notified that the account has been to updated to reflect them as the personal representative of the estate and now has the authority to access account information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170043767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The borrower called regarding final modification documents; reviewed account and advised next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170047675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043778	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/16/2017 due to XXXXX. A claim was not filed due to a high deductible. The borrower noted on 12/15/2017 there was damage to theXXXXand windows and the cost to repair was $13000.  The insurance is to send $4100 when the repairs are finished.  The borrower noted on 02/21/2018 that the repairs would not start until 03/07/2018 and would take a couple of weeks. No evidence repairs are completed.  The damage repair amount is estimated at $13,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 09/14/2017.	08/31/2019	08/05/2019
170047702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower called to say they paid sewer/water bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170043803	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170043779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 09/11/2017; no evidence of damages.	08/31/2019	07/19/2019
170043858	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  The borrower called on 10/13/2016 to make a payment over the phone today.of 1302.18.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/20/2019
170046192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2018.  The borrower promised to make a payment by 06/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/12/2017. There is no evidence of damage to the property.	08/31/2019	08/13/2019
170047672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2018.  Borrower called in to verify insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/15/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/25/2019
170043801	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  Borrower called for promise to pay and also asked for assistance on account and gave RFD of  illness of main borrower and income decrease.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170046187	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  Borrower called in to schedule payment by phone in the amount of $,3372.30 with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043797	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2017.  The borrower called in about H06 policy advised that it's not required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The borrower contacted the servicer on 08/26/2019 to schedule a payment in the amount of $4,653.74.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dated 02/06/2018 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	08/26/2019
170043807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Borrower called in, payment sent in to reinstate loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170043850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2017.  02/09*/2017 - Borrower called - discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170043815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170046188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170043769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2018.  The borrower was contacted and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/15/17 FEMA Declared disaster area due to XXXXX.	08/31/2019	12/08/2018
170040627	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2018.  04/18/2018 - Borrower called to make a payment in the amount of $662.75 - payment day slipped borrower's mind - discussed options  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area -- XXXXX	08/31/2019	07/11/2019
170046184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	07/25/2019
170043773	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2018.  On 08/06/2018 the borrower called to see when the insurance would be paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170045626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  11/27/2018 - Borrower returned call - they received letter regarding insurance - borrower updated insurance carrier information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044057	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/20/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Agent borrower to deceased borrower'sXXXXwho is the executor of the estate. Executor also had XXXX on the phone and give a verbal authorization  to speak with XXXX due to he having hears problems. Executor is in the process of trying to assume the current loan. Agent went over assumption process.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  On 08/30/2019, outbound call. 3rd party called and scheduled a payment over the phone,.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  Called the borrower regarding final mod documents. Unauthorrized third party called stated doesnt know what the call is about and disconnected. the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170041119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/22/2019
170046181	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  The borrower promise  to make a payment via pay by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/28/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold for XXXXX noted 09/18/2017.	08/31/2019	07/25/2019
170046185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2018.  The borrower called to make a payment. The property is owner occupied and the intent is to keep. The borrower was not interested in program options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170041129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170043715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/20/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2017.  The borrower promised to make a payment int he amount of $1308.09.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046211	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  borr called to make a payment iao $773.78  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area as borrower was on disaster relief from 06/2017-08/2017.	08/31/2019	07/19/2019
170046197	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  The borrower authorized a payment in the amount of $428.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2018.  On 07/28/2018 spoke to borrower said they had car repairs and cannot pay right now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170046168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2017.  The last contact with the borrower was on 04/05/2017. The borrower was given the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicate the property was located in a FEMA declared disaster area due to XXXXX which was declared on 09/14/2017. No property damages were reported.	08/31/2019	07/30/2019
170046170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  Co borrower called stating they will be making a payment at a branch on 04/06/2018 as tenant just moved in amd made the first payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046202	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/03/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170046209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  Borrower called made promise to pay. Made payment by phone. The called also wished to set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/24/2019
170043772	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  The borrower called regarding final mod docs provided mobile notary information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170046178	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2016.  Borrower scheduled payment in the amount of $2573.88
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170043856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX noted on 09/12/2017. No damages were reported.	08/31/2019	04/30/2019
170043860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower was called on 7/19/19  and promised to pay $1232.96 online.  The late payment was caused by excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170046195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018.  The borrower called regarding insurance and was transferred to the escrow department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XXXXX noted on 12/7/2017.	08/31/2019	05/24/2019
170045625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/16/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170046193	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The successor of interest in the property called and was authorized for the account due to sending in documents that support this due to primary customer passing away. A XXXX certificate was received on 07/20/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170043782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2018.  Collection call to borrower who promised to pay $432.65 on line on  11/15/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170043792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2018.  Borrower called in and was advise of modification offer, however, borrower declined offer. Agent processed payment iao $2422.02 and provided borrower confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170046203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  Borrower called made promise to pay. Paid by telephone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170043786	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower requested a payoff on 05/09/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043777	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  Borrower stated that he was not aware that after the disaster relief was completed that he would have to bring the loan current.   The agent explained the disaster forbearance process.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/16/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower ordered a payment history to determine how many months were owed and stated was not aware that the account was delinquent after the disaster relief program ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. No property damages were reported.	08/31/2019	07/09/2019
170043861	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  On 04/03/2019 the borrower called to with a tax question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  The borrower had requested a breakdown of principle and interest for the loan. A letter was generated that included the original Note as well as a payment breakdown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 9/4/17. There was minorXXXXdamage valued at approximately $300 that has been repaired. The claim was verified 100% complete and closed on 12/11/17.	08/31/2019	08/13/2019
170040406	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2019.  Borrower called in to verify claim status was trying to call for final inspection but was told if was not needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area on 09/14/2018 due to XXXXX.	08/31/2019	01/14/2019
170043812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2019.  Outbound call was placed to borrower who stated the reason for delinquency was due to a XXXX in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on XXXX.	08/31/2019	08/24/2019
170045684	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/15/2017, reflects the property is located in a FEMA Disaster declared area XXXX, due to XXXXX. No damages reported.	08/31/2019	07/25/2019
170040618	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The borrower called and wants escrow overage applied to past due balance and they will pay the difference.  They are not interested in loss mitigation options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/08/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing misapplied payments and fees.  The borrower also stated taxes were overcharged which caused issues.  Misapplication reversals were made on 11/09/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170046166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/12/2019
170043791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170046152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  The customer was on short term disability and informed on options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	06/30/2019
170045610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower contacted the servicer on 08/20/2019 to schedule a payment on 08/30/2019 in the amount of $648.51.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/16/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2019.  The borrower made a promise to pay and advised that curtailment of income due to being laid off was the reason for deficiency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170046129	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/30/2018
170046180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170046169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170046140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  Borrower called in payment for $3,716.14 for today RFD excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/11/2017 reflects that the property is located in a disaster area due to XXXXX. No damages reported.	08/31/2019	05/08/2019
170046143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borrower called in with promise to pay for $1162.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/12/2017.	08/31/2019	07/15/2019
170046167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170046136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  The authorized could not commit to pay and expressed illness. The rep offered assistance, however, the authorized declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower called to make payment $696.45.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170046153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2018.  The borrower called in and requested payment assistance. The servicer went over several loss mitigation options with the borrower. The reason for the hardship was due to curtailment of income. The borrower was unable to commit to a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per comments dated 12/20/2014, the loan was modified. 10/11/16 FEMA declared disaster area for XXXXX.	08/31/2019	04/03/2019
170047665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/09/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Commentary states spoke to borrower regarding the approval of the flex modification. Borrower advised no interested due to the length of the loan left.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  On 03/30/2018 the borrower called to discuss XXXX insurance. On 03/28/2019 the borrower called to request a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170046150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX. Cosmetic damage repaired.	08/31/2019	05/10/2019
170046128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The servicer called and spoke with the borrower to collect payment. The borrower made a promise to pay $637.12 at the bank branch on 05/23/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170040602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170040619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170046127	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2017.  Borrower called in to request assistance options and promised to make a payment on 12/06/17.  Borrower said was also delinquent on home equity loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170046124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Associate made contact with borrower who scheduled payment for 06/28/2019. Comment dated 05/28/2019 cites borrower stated RFD to be Christmas and other bills and they would make payment on 05/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170046141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  Borrower called regarding loss draft check- how to cash and pay contractor- advised to take to branch to have endorsed. Payment will be made on 4/30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170046210	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The customer called in and made a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/18/2019
170048188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/19/2019
170046134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018.  The borrower promised to make a payment on 10/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/14/2017.	08/31/2019	07/15/2019
170040617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The borrower called in regarding an updated reinstatement quote and the servicer provided the requested information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXXX first noted on 09/25/2018. No damages were reported.	08/31/2019	06/26/2019
170046162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  Borrower made a pay in the amount of $1390.47 t over the phone with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  The borrower authorized a third party and asked for payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170045611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/20/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2017.  Borrower called for status of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043776	3	[3] Delinquent HOA Fees - Superlien State [3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There are 2 condominium association liens on the title in the amounts of $3,543.43 to XXXXX and $19,637.16 to XXXXX per notes dated 02/13/2019.  The borrower is currently on a repayment plan with the associations.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170046164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower called to schedule a payment in the amount of $5770.27.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dated XXXX reflects the property is located in a FEMA Disaster area due to due to XXXXX. No damages reported.	08/31/2019	09/03/2019
170046055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called in to make a payment to account over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA declared disaster area for XXXXX 1/18/18.	08/31/2019	12/14/2018
170040604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  Borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on XXXX. No damages were reported.	08/31/2019	01/23/2019
170048850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170046122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XXXXX (XXX) as noted on 10/17/2018. No evidence of damage(s) reported.	08/31/2019	07/11/2019
170046148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2016.  The servicer discussed with the borrower their final modification details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048862	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Borrower called in payment of $1138.00 by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046117	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  The borrower called to update insurance information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/15/2019
170046100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Commentary states spoke to borrower regarding the status of the account. Borrower scheduled a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046110	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2018.  The borrower was contacted and advised the loan modification was completed.  The terms were reviewed and the borrower did not have any questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/09/2017 due to XXXXX. Claim funds in the amount of $8277.59 were received and endorse and released to the borrower at the branch.  Damage was noted to theXXXXwith XXXX blown off, fence was damaged, windows broken and trees were down.  The damage was estimated at $14850 and completion was estimated at 10% on 12/05/2017.  The borrower noted insurance claim funds received and was paying out of pocket for some repairs. The repairs were to be done by 02/01/2018.  The borrower noted on 02/09/2018 theXXXXis completed.  There is no evidence of an inspection to confirm repairs were completed.  The damage repair amount is estimated at $14,857.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	08/02/2019
170047690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  5/30/19-Agent contacted borrower, borrower stated the reason for delinquency was due to curtailment of income.  Borrower stated if they have enough funds to cover payment the will call back.

08/16/19-Outbound call to the borrower who promised pay $1136.20, payment had already been scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170046198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower called regarding reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The borrower called in regarding loan payments. The servicer advised the reinstatement process has begun and the loan will have a due date of 04/11/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  05/22/2019 borrower called in, they intend to keep property, RFD excessive obligations, opt put of emails, requested recurring ACH, accepted, sert up biweekly payments starting June, made a payment of $4,585.04, not interested in LM.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046093	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018.  On 03/22/2018 Borrower called in reference to missed call. Borrower was advised call was in reference to final modification documents. Borrower stated signed the documents last Friday.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/05/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  03/05/2018 Commentary states Credit dispute. The dispute was resolved on 03/06/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  The borrower promised to make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX protection expired. XXXXX noted on 12/12/2017, no damage noted	08/31/2019	07/26/2019
170045902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The borrower called to inform that he is looking for insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 06/18/2018 reflects that property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	07/05/2019
170046131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  On 7/25/2019, borrower promised to pay $1,093.45
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170046101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  On 11/14/2017, outbound call. The borrower was informed of final modification documents. The serviser asked borrower to provide copy of a power XXXX. before signing documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170046132	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower called in to make a payment in the amount of $1340.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170046123	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The borrower called promised to pay.
On 08/29/2019 the borrower was called and made a payment over the phone for 1219.15.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046161	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  The borrower made a payment by phone in the amount of $1165.29 with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170046200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower called and stated unable to rent property.  Tenants are not paying and going through the eviction process.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170046063	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The Servicer contacted the borrower to discuss the necessary docs needed to proceed with a modification review.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046130	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Borrower called in to discuss their insurance and was transferred to the insurance department. Borrower was advised that their modification was approved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/18/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes the current balance or amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/12/2017 reflects that the property is located in a disaster area due to XXXXX XXXX.	08/31/2019	07/17/2019
170046106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170046095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower called to make  payment of $1,306.60 with check by phone and stated will make another in a week or so.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170047687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower stated that wants to make a payment to reinstate the loan and requested to be removed from the short sale process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170046025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170047663	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043708	3	[3] Title Issue -: Legal Description	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/17/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower was contacted regarding payment and stated spouse was not working due to illness and the borrower does not work.  The borrower made a promise to pay at the branch on 06/29/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The commentary mentions title claim, title issue and quiet title.  The commentary dated 10/05/2018 reflects the legal description is missing.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2018.  Commentary states borrower called in regarding the general status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  Borrower called and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on XXXX. A claim was filed and closed on 03/08/2018 with all funds released and a 100% inspection noted on 01/08/2018.	08/31/2019	08/23/2019
170046049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower stated that they were experiencing excessive obligations and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Borrower called to make a phone payment and went over reinstatement options with agent.  The borrower was unable to provide a down payment or plan start date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  The borrower called for an update on the reinstatement quote. The associate informed the borrower the amount of $5,621.87 good through 10/24/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/07/2019
170040632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170047691	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Borrower called in to make payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170045696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  CoBorrower called made payment $1,396.15
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170046061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  The borrower stated they made a payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170046088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2017.  Borrower called to get general status of loan. Also, wanted to know where incentive was applied- adv applied to principal balance on 01/28/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/01/2019
170046090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  On 12/17/2018, outbound call. The borrower promised to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046097	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  The borrower called on 05/30/2018 with their insurance agent on the phone to advise they were changing insurance carriers.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on XXXX. The issue was reviewed and it was determined on 10/31/2017 the disputed information was reporting accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170046057	3	[3] Title Issue -: Legal Description	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2018.  Borrower called for status update.  She was advised that the status was foreclosure.  Advised her that per notes on 5/10 the loan was under review for reinstatement and unemployment program.  Advised borrower that an email will be sent to the escalations team for further update.  They also discussed XXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is a legal description error regarding an easement / encroachment per notes dated 04/17/2018.  A reformation and quiet title count was to be added to the foreclosure complaint per notes dated 05/01/2018.  However, the foreclosure was closed on XX/XX/XXXX without evidence of title reformation completion.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170046050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower called and made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in FEMA Disaster area due to XXXXX as noted on 09/14/2017. Damages reported from date of loss 9/11/2017. The bank branch was authorized to endorsed the claim check in the amount of $16,000, issued 11/14/2017 for XXXX loss on 9/11/2017 as noted on 11/22/2017. Inspection results received at 100% as noted on 2/19/2018.	08/31/2019	07/16/2019
170046031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2019.  Borr called to make a payment iao $1610.44
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170046205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower advised that they would take their payment in to the bank on 03/25/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170047688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  Borrower called with questions on payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/01/2018
170046084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/19/17 due to XXXXX, XXXX. No damages were noted.	08/31/2019	07/25/2019
170045694	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  The servicer discussed the status of the loss mitigation review with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170048165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/16/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area due to XXXXX no property damage noted from collection notes dated 12/12/2017.	08/31/2019	07/25/2019
170047680	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/05/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower scheduled a payment in the amount of $437.22.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on XXXX. No damage was noted.	08/31/2019	07/25/2019
170046053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  Called borrower to collect past due amt.  Borrower made a promise to pay on 2/13/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/15/2019
170046066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Borrower called made payment $1,600.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170046030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Borrower called in to advise will be making a payment to reinstate.  The representative confirmed they were in foreclosure and could not accept regular payments.  Onl a reinstatement would be accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170046154	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2017.  Borrower called in payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  The borrower reported property damage on 10/01/2017 due to vehicle running into the house and wanted to file a claim. The borrower called in on 10/02/2017 regarding the deductible and was advised the HOA did not report the deductible amount.   The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	08/02/2019
170046037	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On XXXX the borrower advised the pool was damaged due to XXXXX. The borrower stated the cost to repair was $1,500, and the repairs were about 50% completed. There was no evidence a claim was filed or repairs were completed.  The damage repair amount is estimated at $1,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	08/16/2019
170047679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  On 08/20/2019 Borrower called to verify payment details. Borrower promise to pay at Bank Branch on 08/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	08/21/2019
170046039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/19/2019
170041116	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2016.  The borrower made a payment by phone and was advised they are paid through October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170043710	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/02/2019.  The last payment was received on 07/03/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The customer called and made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/16/2016.  The dispute type is Verbal and the reason is breakdown of assessed amounts.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower dispute and needs breakdown of assessed amounts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The servicer spoke to the borrower regarding all interest rate changes and the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170040590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  On 8/30/2019, the borrower called in and scheduled a same day payment and cited excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046022	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Borrower called for modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Borrower promise to pay $238.00 drafting on 03/31/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170046155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  Borrower called in and stated made a payment at a branch but payment did not post to his account. Gathered as much information as possible customer still has receipt he than was transferred to a specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170046108	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2018.  The customer will make a payment at the branch to bring the loan current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170046036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2017.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170040405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/17/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/14/18 (XXX). There is no damage to the property indicated.	08/31/2019	06/04/2019
170046040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018.  The borrower called to advised had not received the social security check and was concerned about the late fees. The agent advised this could be waived in February.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 8/30/2017; no evidence of damages.	08/31/2019	07/27/2019
170046048	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  The customer  declined assistance and expressed a curtailment in income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170046099	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  The borrower called to verify payment details. The borrower cannot commit to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/01/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in because the payment was applied incorrectly and needs to be reversed and applied to the monthly payment.  The payment was corrected on 10/02/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported minor damage on 09/12/2017 due to XXXXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	07/25/2019
170046059	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  On 02/14/2018 Borrower called for status of the loan. Borrower scheduled a payment for 03/01/2018. Borrower inquired about final Modification documents. Borrower was advised thee documents will be sent after the last trial payment is received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX 12/15/17. Damage was reported, however there is evidence damage was repaired.	08/31/2019	08/13/2018
170046058	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  Borrower called in and made a payment over the phone to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046035	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170045617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2017.  Call borrower to collect on the past due payment. The borrower promise to pay $1420.74 by 01/20/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/14/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Borrower called with questions about selling the home.  Rep explained to her what a DIL and short sale were.  The phone did not have a good connection and she had a hard time understanding the examples given.  The call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170046172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  The borrower accepted the terms of a modification trial payment plan.  Their first payment of $1,478.77 is due on 05/05/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170046054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower is requesting a letter to be used in a lawsuit against a 3rd party contractor regarding work done in 2015. The borrower was informed that the research and the letters were still in process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/01/2019
170045693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower was called on 8/20/19 and a payment was requested. The borrower promised to pay $618.16 at the branch on 8/23/19 and declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170046014	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  The last contact with the borrower was on 01/22/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170047686	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/26/2018
170046027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  04/25/2019 borrower called, advised not in foreclosure, need to sign modification documents and have them back by 04/27/2019, modification will be effective 06/01/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX 10/17/18. No damage reported	08/31/2019	07/15/2019
170046449	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170046021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  Inbound Borrower promised to pay on line 1/18/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/10/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018.  The borrower wanted to know if loan was current.  They were told yes and they wanted documentation.  They were transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	07/25/2019
170045616	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  Customer called in for case worker  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046004	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170040403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  Commentary states borrower called in regarding misapplication of payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2017.  An authorized 3rd party called in to discuss a letter they received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170046047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170046005	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower called in reference to the escrow refund check made payable to both the borrower and deceased XXXX and unable to cash the check.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 12/05/2017 due to XXXXX.  Damage was noted to the roof, trees, and water system.  The borrower noted on 01/24/2018 is having difficulty finding a contractor.  Claim funds in the amount of $18505.09 were endorsed at the branch on 03/19/2018.  The claim was reclassified as enhanced endorse and release on 07/27/2018.  No inspection was noted.  The damage repair amount is estimated at $18,505.09.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/13/2017	08/31/2019	08/02/2019
170046010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower scheduled a payment in the amount of $1,499.50 for 8/30/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170045999	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2018.  The borrower to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/15/2018
170046034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170046041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2018
170046002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  On 8/21/2019, the customer was contacted to collection on the past due loan.  The customer promised to pay the same day at the bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170040585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2018.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/18/2017 due to XXXXX.	08/31/2019	01/18/2019
170045998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2017.  The borrower called regarding additional documents and stated they will send the documents in today
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046436	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  Borrower called in and advised they accidentally made two payments. Agent advised have not received second payment and may want to call bank for possible stop payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/10/2019
170045995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170043785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower made a payment in the amount of $1374.53.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046009	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  12/03/2018 - Talked to borrower - borrower advised of XXXX's XXXX that happened in October.  Borrower cannot promise to pay - received help from friends the last few months to make payment.  Discussed options  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170046042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  The borrower called on 1/30/19 to discuss the lender force-placed insurance.  The representative explained why it was put into place and that it is paid in full.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/15/2017 reflects that property is located in a FEMA disaster declared ares due to XXXXX. No damages reported.	08/31/2019	04/15/2019
170046086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046080	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2017.  Commentary states borrower called in to schedule a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/31/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there was a dispute regarding the date of the last payment. There were no images associated with the dispute and an attempt to contact borrower was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2017.  Borrower called in with questions about payments and made a payment for promise for 08/07. Borrower stated the reason for default was due to illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047689	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2018.  Third party called about payment options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046023	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2017.  The customer called in and made a payment. The customer set up automatic recurring payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2018.  10/25/2018 - Talked to borrower - promises to make payment in the amount of $1069.84 at bank branch on 10/30/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170045682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.  Inbound call to obtain reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170045996	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170040452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170046018	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2017.  The borrower was called and advised that the resolution letter would be mailed out to them and they'd receive a check in a separate mailing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170046448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  Borrower called in to make a payment on the account and stated the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170046444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2016.  Borrower contact was made.The borrower was informed of account status and statement information. However, there was no commitment to pay. The borrower was advised of options but could not commit to pay gathering details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040601	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  RThe borrower called to make a payment. Call received from executor on 07/11/2018 was to update the mailing address to the property address as their XXXX is living in the property and executor does not make the payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  Borrower stated payment made online on 09/30 and promised to make a payment online on 10/12. Borrower requested late fee to be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170046015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/26/2019
170047682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/17/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2017.  Borrower called and made a payment of $2,867.99 borrower than transferred to escrow department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170047661	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called and made a one time draft payment of $243.65 for 8/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170046012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/15/2018
170046442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The borrower wanted to know why the modification did not require a signature and was advised that only one party was required in this circumstance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower called and promised to pay $271.92 on 2/15/18 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/12/2019
170040400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/20/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170045949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $1134.82 effective 8/12/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  Borrower called in to ask questions about force placed XXXX insurance, advised they are in a FEMA XXXX zone, advised they can contact FEMA and dispute the zone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  Borrower wanted to know why vacant note was placed on the property when the property was being maintained. Borrower asked not to secure the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170046443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2018.  The customer called about her payment, the borrower promise to pay  $6967.60 by mail on 7/31/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Borrower called to suspend payment for 03/22/2019 and to resume automatic payments in April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on XXXX.	08/31/2019	04/26/2019
170046044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043843	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2018.  The borrower promised to make a payment and cited the reason for delinquency as curtailment of income. The borrower is not interested in loan modification or any loss mitigation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/03/2018
170046435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  the customer called and provided a one time draft in the amount of $1209.98
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170046056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Borrower called in payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	09/03/2019
170043780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2018.  Borrower called in to completed payment by phone. The borrower reason for delinquency was due to illness of borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2018.  08/31/2018 inbound call co borrower scheduled payment  $779.33 reason for default curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170046001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170040429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  Borrower called for payment research as payment was posted incorrectly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170046445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2017.  The borrower called in and wanted permission to have the bank endorse the clam check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  The borrower was contacted to collect on the past due loan amount. The borrower advised the RFD is due to excessive obligations and made a payment for $611.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/14/18. There is no damage to the property indicated.	08/31/2019	04/22/2019
170047697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2017.  The borrower made a payment and requested a one month deferment.  They are behind on bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046068	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2017.  Borrower called with questions about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	11/08/2018
170047664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2017.  Assisted borrower with the general status of the loan. Borrower had questions about homeowners insurance because received a letter in the mail about a payment that was due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046065	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/18/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2017.  On 12/21/2017 Borrower called in reference to letter received about account status. Borrower was advised of account status and time frames.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046043	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2018.  Borrower called about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Outbound call was placed to borrower regarding past due balance, borrower ptp $2441.90 at branch on 8-9-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170046431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018.  Borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170040584	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The borrower made a one time draft payment in the amount of $541.11  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170040430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Borrower called made promise to pay. Pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2021.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170046046	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  Payoff request sent to borrower. borrower paying off mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/24/2019
170040445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2018.  On 08/14/2018, the borrower called to verify how much of an incentive is getting from HAMP.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170040449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  Borrower made a promise to pay on account and advised was not aware that auto-draft was cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower made a payment by phone for $1,385.60.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170046071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/14/2018
170040444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2018.  On 11/20/20018 Borrower called in reference to past due payment. Borrower could not promise to pay. Borrower was offered options for available assistance and declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170040428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170040571	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Request to have insurance policy information verified.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170040443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2019.  Borrower called to make a payment by phone for $1057.10, on 02/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040450	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017.  Borrower called in to get the general status of their loan. The agent advised that the loan modification has completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170046429	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  Third party called to discuss short sale or deed in lieu.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170044589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The borrower called regarding the final trial payment and stated will make the payment on 6/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170040566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  Borrower called about the payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170046026	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/28/2019
170046432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The borrower made a one time draft payment on 6/29/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  08/14/2019- Borrower promised to pay- paid online promise kept
01/21/2019-The borrower called in to review the payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170040435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018.  The last contact with the borrower was on 10/15/2018. The borrower needed a letter stating that she is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2017.  Borrower called to promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  On 6/28/2019 Borrower called to get a copy of the July statement. On 6/26/2019 Borrower wanted to know financial assistance options but decided not to apply for anything.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2017.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044586	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  Third party was advised that they will be added as the successor of interest on the loan and a letter would be sent out as well.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/14/2019
170044578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018.  Borrower scheduled a payment by phone, discussed hardship and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170040576	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  The borrower made a payment by phone in the amount of $110.31 to cover returned checks due to the stop payment that was placed on the her account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 11/12/2018 reflects the property is located in a FEMA Disaster declared area due to XXXXX.	08/31/2019	07/18/2019
170045620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2018.  The borrower called regarding a late payment due to excessive obligations, the borrower was not interested in a modification wanted to defer 1 month payment, the borrower will contact the utility company to request payment assistance with large electric bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/17/2018 the account noted, the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	07/25/2019
170044552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The customer called to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower called in about the payment situation and made the payment difference to satisfy the short payment. The short payment made was due to HAMP recast as well as escrow review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	04/05/2019
170044561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to (XXXXX) XXXXX cited on 12/21/2017.	08/31/2019	05/06/2019
170045994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/19/2018
170044551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  Called and spoke with borrower regarding status of the loan.  He advised he is not going to go through with the home preservation review.  Rep advised it will be removed from his file.  Rep advised he can make his payment and he advised he will make his payment soon.  Borrower wanted to know how long he has to wait to reapply for an equity loan.  The call was warm transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170048186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  The customer called to provide verbal authorization to release information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044560	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2019.  Borrower called made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170044577	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments dated 01/20/2018 reflects the property was located in a FEMA Disaster area due to XXXXX, XXXXing, Mud flows, And Debris Flows XXXXX)	08/31/2019	08/14/2019
170044590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  Borr called to make a payment iao $601.57
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170043707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 09/20/2017-The property was located in a FEMA declared disaster area due to XXXXX . Property damages were reported and a claim was filed. Repairs were made a the claim was closed on 05/22/2018.	08/31/2019	07/26/2019
170047662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  The borrower promised to pay $821.65 at the bank branch on 03/19/2019.  The customer was not aware of the payment change; and the hardship was marked as excessive obligations.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/12/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	06/25/2019
170044549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  The borrower could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Discussed with borrower the amount due on loan. Borrower will make payment on line by 03/22/2019. Reason for late payment was excessive obligations advised of consequences and borrower declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared the area a disaster due to the XXXX that went through the area on 09/11/2017.	08/31/2019	07/22/2019
170040426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a one time draft payment in the amount of $3772.84
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044534	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2018.  The agent advised the borrower that the modification process had been completed and the borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 09/26/2017 due to XXXXX.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017. No damage was reported.	08/31/2019	08/13/2019
170044566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  Outbound call to the borrower who promised to pay $1750.62 via check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170040583	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The potential successor in interest called to see which documents were needed to update her authorization.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170044536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2017.  called Borrower, excessive obligations. Promised  payment for 8/11/17 at branch. Issues receiving mail.  Late charges waived, courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170048836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  05/30/2019 Advised borrower 1st payment for modification s due 07/1/2019, elected to cancel payment due for 06/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170040397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  Borrower called to make a payment by phone in the amount of $1733.42 with an agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170044564	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower called in and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17. There is no damage to the property indicated.	08/31/2019	09/02/2019
170043788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 03/05/2018. Repairs completed 03/30/2018.	08/31/2019	07/30/2019
170040427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/09/2019
170041144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The borrower made a payment and servicer will reach out when modification has been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170044591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2018.  09/12/2018 outbound collection call borrower cannot commit to pay, borrower advised reason for default excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170041146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/12/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower called made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170040433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  On 01/29/2019, the borrower called to update homeowners insurance; the borrower changed homeowners insurnace.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA FC referral hold impacted by XXXXX, XXXX on 09/11/2017. Damage toXXXXreported and is 100% repaired.	08/31/2019	07/30/2019
170044559	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2017.  inbound call form borrower however connection was poor and call was dropped  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/12/2018
170044592	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower called in payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170044530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  Borrower called in to make a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  Borrower called made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170044582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170044575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  The borrower called to schedule a payment of $115.77 for the escrow shortage on 05/09/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  Borrower made a payment in the amount of $1294.16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	07/16/2019
170040561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2018.  The borrower called to inquire about HAMP incentive.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170044585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2017.  Borrower called in to review the letter received about disaster relief.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/23/2019
170044569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  On 5/8/19 the borrower called for a general status update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2017.  Inbound call from borrower on a status update on reinstatement quote. Borrower asked if this will reflect on her credit. Rep explain it will. Borrower could not offer down payment or plan start date, workout options reviewed: no plans. Borrower states intends to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046083	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called had concern that plan will be broken due to pay period cinfirmed pay date and advised plan will not be broken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170044538	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2019.  An authorized third party called and made a payment via phone with a servicing rep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 12/06/2017 due to XXXXX. Damage was noted to theXXXXand is leaking and to the fence.  Damage was estimated at $11000 and was waiting on contractors.  The status of repairs was not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $11,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	08/13/2019
170040560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170040569	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170044519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2018.  Borrower called in and borrower was transferred to rep regarding the initial setup and financial interview. Borrower called regarding after educating the customer on the modification process, the customer does not want to apply today. She says she will call back later. Customer gave verbal authorization to release information on account to daughter. Borrower could not offer down payment or plan start date. workout options reviewed: no plans. Borrower unable to provide info necessary to make w/o decision. Borrower called in and said the reason for delinquency was curtailment of income. Borrower confirms the property is owner occupied. Borrower states intends to keep the property. A3Party, daughter called in requesting information about home preservation for her XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/03/2019
170040564	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower was called on 7/24/19 and a payment was requested.  The borrower made a $682.39 payment and was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170043706	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/18/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Authorized third party ,ade a payment in the amount of $1,001.62.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040589	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Borrower gave a promise to make his payment at the bank branch on 8/22/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 11/20/2017 the borrower advised of minor damages caused by XXXXX. On 12/27/2017 the borrower stated the damages pertained to theXXXXand repairs had not yet begun. Later comments on 02/19/2018 referenced the interior was damaged as well and the insurance funds were not enough to cover all repairs. A claim check for $5,055.45 was received on 02/26/2019. The claim was classified as non-monitored and the funds were released on 02/27/2019. There was no evidence of the borrower obtaining additional funds or completing the repairs.  The damage repair amount is estimated at $5,055.45.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/13/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX XXXX on 9/4/17. Repairs are still in progress.	08/31/2019	08/20/2019
170045608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2018.  Borrower called to make a payment of $447.72 and requesting to have funds that were applied towards the principal reapplied towards suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044489	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The borrower called to make a payment of $560.31 for 5/10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170040606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Borrower Advised of reinstatement amount- same day loan reinstated, wire received in the amount of $3946.42, ref illness of borrower. Loan is in active foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170044512	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  Third party stated intent to keep the property but cannot commit to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/18/2017. No damage was reported.	08/31/2019	08/12/2019
170044550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  On 08/14/2019 the borrower made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170045703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/03/2019
170044508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  Borrower wanted to know the status of the loan and was advised of automatic payment on 08/25/2019. Borrower made a payment in the amount of $1,307.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170044553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2018.  Borrower called to request a copy of their deed and promised to pay $1672.57 online on 09/07/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170047692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/16/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  Borrowewr called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170044572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170046440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Third party called in to get a reinstatement quote. Third party was advised that the borrower needs to send in request for their name and number to be added to give permission to call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044525	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower called in for copies of the lender placed insurance policy.  The servicer suggested to obtain regular insurance since the lender placed policy only covers the structure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	08/30/2019
170044548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  The borrower authorized a payment in the amount of $713.41
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary dated 12/20/2017 reflects the property is located in a FEMA Disaster declared ares due to XXXXX. No damages reported.	08/31/2019	07/15/2019
170044565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  The borrower promised to pay $457.91 at the branch on 7/26/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170044574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  An outbound call was placed to the borrower to collect on past-due loan. The borrower promised to pay $499.07 online on 08/27/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2019.  The borrower called to make a payment of $1605.69 for 5/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXXX Fema disaster protection noted 09/12/2017.	08/31/2019	07/28/2019
170044501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170044576	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2018.  Final loan modification documents discussed with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170044518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2019.  Borrower called to make a payment in the amount of $1127.28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 1/26/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	08/10/2019
170044545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170044533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  The servicer placed a collection call to the borrower who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX, XXXX, noted on 09/12/2017.	08/31/2019	08/26/2019
170040615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170044524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  The borrower called to request home equity options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044484	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170044522	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/09/2018
170044521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX is cancelled effective 08/30/2019.	08/31/2019	08/30/2019
170044503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  The borrower called to make a payment for $345.32 and stated excessive obligations as the RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170044475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2018.  08/27/2018 - Borrower called to make a payment to bring loan current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower was contacted to secure payment. The borrower was waiting on a statement to bring the loan current. A payment was made in the amount of $2638.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2016.  Borrower called in regarding the account not showing reaffirmed. She stated she possibly reaffirmed prior to the discharge. Rep informed borrower will submit a work order to check bankruptcy court records to verify if this was reaffirmed. Rep referred borrower for counseling options although borrower cannot commit to pay. Borrower states that she has been transferred around and doesn’t feel that its right. Rep was unable to verify her or work her account to transfer call having a bankruptcy on file. Borrower stated not interested in loan modification. Borrower confirms the property is non owner occupied. Borrower states intends to keep the property.  Borrower could not offer down payment or plan start date. Rep attempted to review workout options in er. but stopped because borrower was advised Rep advised cannot commit to pay gathering details. Borrower could not offer down payment or plan start date. Team lead explained to borrower that unable to work her account. Lead had rep transfer her to the bankruptcy department. Rep informed borrower that due to discharged bankruptcy they are not liable for loan debt, but property lien is still valid and enforceable. Borrower wanted to look into a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170044541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2016.  Borrower called in and was advised that he was denied for modification assistance, borrower then stated that he would continue to make regular monthly mortgagte payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170044469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  On 05/09/2019 Borrower called for status update and to promise to pay with check by phone on 05/10/2019. Borrower accepted collections plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170044492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2017.  Borrower called regarding the terms of her loan.  Rep reviewed the step rate mod with her based on the collateral documents we have on record.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/13/2017.	08/31/2019	07/30/2019
170042808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/20/2019
170044531	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170048172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2018.  inbound call from borrower to inquire on call that loan servicer reached out to borrower for. loan servicer advised call was for loan assistance however borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/27/2019
170044465	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  Borrower stated that the check will be cashed on Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A monitored claim was filed for tornado damages caused on 06/28/2017. A check for $12,548.28 was received on 10/17/2017. On 06/04/2018 the borrower stated they were still trying to find a contractor to repair the damages. The claim was later reclassified as non-monitored and all funds were released on 09/07/2018. The claim was closed as of 09/14/2018. There was no reference to any repairs being completed.  The damage repair amount is estimated at $12,548.28.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170044485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The borrower called in to get the total amount due including fees. Stated they will go into the branch and make a payment in the amount of $4,285.27.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044507	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: From 07/01/2019 - 08/31/2019 there was no contact with the Borrower. The loan is currently Performing.	08/31/2019	08/23/2019
170047699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/17/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2018.  The customer had a heart attack and loss in income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	07/03/2019
170044476	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Borrower called in to make a payment of $1216.05; stated property owner occupied, not interested in loss mitigation and RFD as excessive obligations and income curtailment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170046067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170047684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 12/15/2017-The property was located in a FEMA declared disaster area due to XXXXX. No property damages were reported.	08/31/2019	07/26/2019
170044567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170046082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2018.  Borrower called with a promise to pay $517.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area due to XXXXX no property damage noted from 12/22/2017 date in collection comments.	08/31/2019	07/26/2019
170044502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Borrower advised unable to make a commitment to payment at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170044517	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The borrower called to make a payment of $1025.37 for 5/30/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/29/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Names did not match.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX Fema disaster protection noted 09/12/2017.	08/31/2019	05/30/2019
170044506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  The borrower made a promise to pay $2,547.12 via check by phone on 4/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2018.  Authorized third party called to request reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170044505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower called in to pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170044453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower called regarding payment plan and stated payment was mailed out 08/01 for $2679.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2018.  Borrower called due to payment not pulling on the 1st and went ahead and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 9/16/2017; no evidence of damages.	08/31/2019	07/25/2019
170043783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The borrower called had questions about payments gave one time authorization for party to speak on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044467	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2017.  On 2/3/2017, borrower promised to pay $2,200.00 by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170044468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018.  The borrower was contacted regarding follow up on the property loss/damage.  The borrower was told that a final inspection will be requested.  The borrower requested that they be contacted either prior to Thanksgiving or after.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170048224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018.  Borrower called in a promise to pay, recently lost their job
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170044511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  Borrower advised that the loan modification has been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170046439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Borrower called in and made a promise to pay to account over the phone with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2017.  Borrower called in and wanted to verify her next payment due date. Borrower could not offer down payment or plan start date. workout options reviewed: no plans. Rep  called and spoke with borrower regarding the general status of the loan and informing her the review status. The modification has been finalized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170044539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower promised to make a payment in the amount of $2395.95 online. Not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044543	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018.  Borrower called in to see why a statement wasn't sent out. Advised a statement was sent out.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/31/2017.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal reinstatement amount was placed and resolved on 07/31/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170048954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  The borrower promise to pay $1523.61 check by phone on 03/15/2019, lost prior job recently back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/10/2019
170044509	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  Borrower called to schedule a payment of $652.60 for 7/31/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/09/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in and says that she disputes the fact that this last payment was stopped by her and stated that she shows it was paid and debited out of their bank checking account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  The borrower called in to make a payment in the amount of $1,645.91.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170044482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2017.  Talk to borrower regarding past due payment borrower PTP $1,835.08 online on 10/15/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170044510	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  Called the borrower requested funds be removed from principal to monthly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/11/2017. There is no evidence of damage to the property.	08/31/2019	07/18/2019
170044457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2017.  Borrower promise to pay $1,317.77 drafting on 03/17/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/25/2019
170044494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  Borrower called to make a payment in the amount of $946.05 at bank branch on 02/22/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170044461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Authorized 3rd party called for status of payment.  Servicer informed A3P that due to discharged BK, not liable for debt but property lien is still valid and enforceable.  The servicer discussed loss mit options, which were declined
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170044496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170044435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  Borrower called will make payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/25/2019
170044436	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017.  Borr called with promise to make a payment iao $952.87 at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170044477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2018.  Authorized third party with questions about payments.  She promimsed to pay $847.09 online on 6/22/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/18/2019
170044444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  Borrower called made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/11/2019
170044471	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower called in to make a payment and schedule future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170044440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Borrower stated that they made a payment at the bank branch yesterday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170046070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  The borrower called and scheduled a payment for $304.62, for 06/27/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170048951	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The authorized third party was called on 8/26/19 and a payment was requested.  The third party advised that excessive obligations caused the late payment and made a $1094.58 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan removed from foreclosure on 07/21/2017 due to loan modification. This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on 10/11/2016 and XXXXX (XXX) declared on 10/02/2018. There was no mention of damages.	08/31/2019	08/27/2019
170040401	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/09/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2017.  Authorized third party and potential successor in interested called in to discuss a letter received about an unpaid advance balance. Agent provided account information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower scheduled a payment in the amount of $741.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  Borrower made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170044481	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2018.  Potential successor in interest was contacted to advised the documentation had been received and it would take a few days to complete the research and update the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170048962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borrower called to make a payment in the amount of $1368.53.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170044447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  Borrower promised to pay in branch on 03/04/2017; borrower stated spouse overlooked making payment.  Borrower stated intent to keep and property was owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notes indicate that borrower may have been impacted by disaster 01/18/2018 and 1/13/2018; XXXXX. No evidence of impact to borrower or property.	08/31/2019	07/25/2019
170044460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The last contact with the borrower was on 05/16/2019 to discuss workout options and reasons for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170040637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170046174	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The customer was offered options and advised two payments would be made on the account to cure the delinquency.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044527	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170048955	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower requested a payoff quote with a good through date of 08/31/2019.  The customer inquired if there was a second lien which the agent could not verify.  However, a deferred balance of $1,654.00 was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170046149	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower scheduled paynent for 05/16/2019. Comment dated 01/20/201 borrower accepted the trial modification with trial payments to begin on 02/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area -- XXXXX	08/31/2019	08/22/2019
170044437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170044442	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170040599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170044441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/21/2018
170046619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Borrower advised that they will make a payment online. Borrower stated that they have been catching up from expenses in the past.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/14/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. On 01/23/218 the borrower the pool screen was damaged due to the XXXX. The notes on 02/01/2018 stated a drive-by inspection was conducted confirming the pool screen was repaired.	08/31/2019	08/29/2019
170048956	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  The borrower called to schedule a promise to pay $1041.37 via online on 03/29/2019; the borrower stated the RFD was due to curtailment of income. The borrower advised they were not interested in loss mitigation at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted FEMA declared disaster on 10/17/2018; XXXXX. No indication of damages noted.	08/31/2019	07/25/2019
170040562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170044473	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  05/20/19-The borrower called in reference to collection calls.

08/08/19-Outbound call to the borrower, who was not happy with the modification increased the interest rate. Promise to pay $645 online on 8/31/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170048960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Outbound, Borrower promised to pay at branch 7/19/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170044434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared area on XXXX due to XXXXX.	08/31/2019	05/21/2019
170044464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  Borrower stated that they will pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/14/2017. There is no evidence of damage to the property.	08/31/2019	07/18/2019
170048953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  The borrower called in to discuss the payments on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170048957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  Borrower stated they had medical bills and assisted daughter with high utility bills and had a poor season.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170040669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2016.  The borrower called to discuss account status.  They made a payment at branch recently.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170048944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2018.  The borrower called stated payemnts are not being reported advised to send copy of credit report to credit disputes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/04/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170048947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Borr called asking what the balance of the suspense account is.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  Associate made contact with borrower regarding the trial payments and assisted with the payments. Associate then explained they will now review the title and would be in touch once a month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170046602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170040439	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170046612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Called and spoke to borrower who promised to pay $1025.80, online on 8/26/2019. Agent advised the 8/1/2019 payment is due for $1193.50 and advised borrower of solutions available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170044443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170048945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower promise to pay $1,888.10 drafting on 05/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046614	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower promised to make a payment by 08/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046609	3	[3] Delinquent HOA Fees	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2019.  The borrower was contacted regarding payment and provided a payment in the amount of $1321.79
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170040551	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2018.  Customer called to make payment arrangements and discuss account status. The customer opted to make a payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170044474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2020.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170046621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170044456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2018.  Outbound call to borrower. Borrower accepted repayment plan. Borrower called in and promised to make a payment via  phone. Borrower stated Tenants left without paying rent for 3 months. Borrower says has new tenant in home. Borrower confirms the property is non owner occupied. Borrower states intends to keep the property. Borrower stated not interested in loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX noted on 11/18/2017.	08/31/2019	07/22/2019
170046607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170044535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018.  The borrower called and made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2017.  Borrower paid by phone, discussed hardship and declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170040616	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Borrower called and made payment by phone
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/16/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed present/previous account status/payment rating/Account history.  The servicer reviewed and verified that information reported was correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17. There is no damage to the property indicated.	08/31/2019	07/22/2019
170044452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2017.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170046608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Third party had legal fees questions and promised to pay $2401.55 online on 05/30/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046615	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called in to see if we have received the payment processed yesterday.  The agent replied that it was not showing in the system yet and can take 2-3 business days to process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040554	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  On 02/14/2019 the borrower called to see about getting a home equity loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/14/2019
170044459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2017.  The borrower was contacted for a payment.  The borrower stated they will pay $500.00 online today.  The borrow is not interested in Loss Mitigation Assistance. The borrower did state that they were concerned about the way the phone number appeared on caller ID.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170046595	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2017.  inbound call from borrower to discuss modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170046586	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  Borrower called in to express concern about the account status and said payments were being made every month and that the account shouldn't be delinquent. The call was escalated.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/27/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed being delinquent and stated had been sending monthly payments. Copies of cancelled checks had not been received as of 12/14/2018, hence the case was closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower requested a payment history and had questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  The borrower called to schedule a payment for $1184.40.  The servicer offered payment assistance options; which borrower declined
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Spoke with borrower, borrower made a payment iao $1470 and will make the remainder of the March payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	06/28/2019
170046592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2018.  The borrower called to verify insurance policy information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046597	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); no damage reported.	08/31/2019	02/19/2019
170046207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170046616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2017.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170040661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170046611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2018.  inbound call from borrower to process payment to advise RFD due to curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170046574	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019.  On 02/06/2019 Borrower called about XXXX policy. Borrower was advised food policy was required.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/06/2019.  The dispute type is Verbal and the reason is XXXX dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  02/06/2019 Commentary states XXXX dispute.  Borrower was advised the XXXX policy is required. The dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Hold noted for XXXXX 09/18/2017.	08/31/2019	07/29/2019
170044546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170046617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2016.  The customer called inquiring about payment questions. The customer made a promise to pay in the amount of $822.68 on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170046585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2017.  On 03/31/2017, the borrower called to scheduled a payment over the phone. The borrower was aware of modification trial repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170046571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170046596	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2016.  Talk to borrower and advised  account is still  being research will follow-up once complete.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/15/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  8/5/2018 Credit dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170046603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170040555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The last contact was made on 6/5/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170046580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  Borrower was advised that this loan was in foreclosure and of all retention options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170046557	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Borrower called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040549	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  The borrower made a one time draft payment in the amount of $514.65
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170046573	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area, however, no damages were reported within the review period.	08/31/2019	08/09/2019
170046562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Third party called in to verify the reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  Notes indicate the borrower called regarding mortgage assistance. The agent advised the borrower on the modification process. The borrower didn't want to apply at this time. The agent advised of the website for further questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA area declared for XXXXX, no disaster impact to home.	08/31/2019	07/19/2019
170046569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Authorized third party called in to request a reinstatement quote. Advised of reinstatement amount and unpaid late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The associate called about the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area noted on 05/07/2018. No damage was reported.	08/31/2019	09/03/2019
170046605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170046564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.  The borrower was contacted to secure payment. The borrower made a promise to pay $2772.96 online on 07/20/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2019.  Borrower made a payment to account in the amount of $915.95.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170046156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2018.  The borrower promised to make a payment in the amount of $40.00 at the Branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046578	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170046572	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  The borrower called to schedule a payment.  Reason for default illness of customer and loss of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170046606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  The borrower called advising he has the modification documents but he is not able to get them notarized as the bank would not do it. The borrower wanted to know if he could take it to one of the branch offices. Advised yes and to have it back by Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046553	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  An authorized third party called in regarding a check they mailed in for the amount of $1333.60. The borrower was advised the check was written for $1333.60 in the numerical section however it was for $1033.60 in the legal section. The customer made a payment of $300.00 over the phone  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 09/11/2017. No damage noted.	08/31/2019	02/12/2019
170046567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The borrower cited that the commission pay period was the reason for paying late.  A payment for $1,656.68 was scheduled effective for 08/24/2019.  Owner occupancy was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170046576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called to pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170046552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX no damage reported.	08/31/2019	03/12/2019
170044480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  On 5/14/19 the borrower called t schedule a payment of $1,114.54 to be drafted 5/14/19
08/19/2019 - borrower called with a promise to pay -- will pay $1929.08 by end of day
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  The borrower wanted to speak with a supervisor but didn't have time, stated would call back - had concerns about statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170046575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  On 7/9/2019, borrower called in and promised to pay $1,764.58.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040451	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2018.  Borrower called and spoke with agent regarding payments. Cease and desist of written communication was requested.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170046541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018.  Borrower called in to see when their payments would be drafted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170046537	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Borrower called in to make a payment in the amount of $730.57. Borrower state the reason for default was due to being on a fixed income and getting paid the 3rd Wednesday of the month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170046560	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018.  Talk to borrower regarding payment and borrower made payment for $1,361.24 for today and $1,500 for 5/31/2019 RFD curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170044542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The customer called in to make payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2018.  The borrower called promised to pay also mentioned interest in repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170046548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  On 7/12/2019, borrower called in and promised to pay $1,300.00. Also provided verbal authorization for a third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170042810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170046563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  Outbound call was placed to borrower in regards to inquiry received, borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170046581	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower promise to pay on 03/20/2018 the amount of $1,400.00.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170046554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/29/2019
170046539	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170046549	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2018.  Borrower made soft promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/23/2018
170046533	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2019.  Borrower made a payment to account in the amount of $1590.09.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/25/2019
170046515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  Outbound call to authorized third party to follow up on final documents. 3rd party state they met with the notary last week. Account rep noted the account the mod docs are with the notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/12/2019
170046514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2018.  The borrower called requested refund be reissued due to being lost in the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/21/2018
170046531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018.  The borrower called in to make a payment in the amount of $1,445.01.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170046534	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170046518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2018.  07/25/2018 inbound call borrower state the XXX, borrower advised sent on 07/19/2018, advised I dont show payment, reason for default excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170046591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019.  The borrower called and made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 04/05/2018 cites the insurance claim inspection returned at 100% complete. Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/15/2017.	08/31/2019	08/22/2019
170046550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/29/2019
170046489	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170046523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.  The borrower called in and stated that they'd be sending payment in via third party bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	03/25/2019
170040545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called and made payment $350.00. Comment dated 06/07/2018 cites borrower lost their job during the disaster and is now freelancing. Associate made contact with borrower to confirm the final modification documents have been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Executive inquiry was cited as being resolved on 03/20/2019 regarding escrow and modification approval letter was provided. Mortgage insurance review cited on 11/13/2018. Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 05/22/2018.	08/31/2019	09/02/2019
170046487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2018.  Borrower scheduled a payment in the amount of $2065.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170046508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.  The borrower contacted servicer regarding the refund from their prior insurance policy; borrower changed insurance company and was expecting the escrow refund. The servicer advised borrower to contact the prior insurance company to request the refund again. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 09/04/2017 with no reported damage.	08/31/2019	XXXX
170046504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Borrower called in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170046510	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  On 03/18/2019, outbound call. The borrower declined to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170046521	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2018.  On 01/23/2018, the borrower called in and declined to set up payment arrangements. The borrower declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 11/16/2018.	08/31/2019	07/25/2019
170040441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170040553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Third party called in with a promise to pay for $575.58 via check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170046500	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The borrower called advised made payment today at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170046497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2018.  The borrower called for the general status of the loan. The borrower was advised that the modification was completed and the account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170046513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  The customer made a payment and confirmed there was no interest in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170046492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170046512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Borrower called in to request temporary mortgage assistance due to spouse diagnosed with cancer and out of work. The loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170046498	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  Borrower called to schedule payment. Comment 02/22/2018 borrower stated they were declined for modification that did not apply for and wanted more information. On 02/12/2018 associate informed borrower of the terms and conditions for the modification and borrower delined the workout option as discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notes state the account was in active foreclosure, but I found no evidence of foreclosure referral and the the account was not delinquent enough to be referred to foreclosure. Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/12/2017.	08/31/2019	07/16/2019
170040537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX noted on 11/02/2017 no damage noted	08/31/2019	01/30/2019
170046496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170046509	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Borrower made a payment to account in the amount of  $2,680.55.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/12/2017.	08/31/2019	08/23/2019
170046480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  The borrower was unhappy about the collection calls but did promise a payment by week end. The call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170046506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2017.  Associate made contact with borrower regarding the past due amount. Borrower stated they would make payment online on the 26th and stated not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170040544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  The customer was called for payment that was due, which was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170040539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170043781	3	[3] Title Issue -: Vesting	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  An authorized third party called on 8/30/19 to make a $504.62 payment.  The caller advised that excessive obligations caused the late payments and was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The commentary dated 03/16/2017 states the owners on title do not match with the borrowers.  The property needs to be conveyed back to the borrower and a recorded conveyance deed is needed.  There is no evidence of the deed being provided or recorded.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170046511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2017.  The borrower called in to discuss the modification, requesting a change in the auto-draft set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area XXXXX (XXX) 9/4/17 with no reported damage.	08/31/2019	01/28/2019
170046477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170046501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170046465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  Borrower scheduled a payment for 09/28/2016 in the amount of $1,743.79.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2018.  The borrower called to review an insurance claim for hail damage. The check has been issued and a final inspection is not required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017.	08/31/2019	12/24/2018
170046486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170046485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The third party scheduled a payment of $822.48 with the agent over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/12/2019
170046525	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $1104.07 effective 6/1/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/04/2019.  The dispute type is Verbal and the reason is Bankruptcy Reaffirmation dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate the borrower advised of signing the re-affirmation paperwork with XXXX and the lender is not showing that bankruptcy was reaffirmed. The borrower wants the account to show the debt was reaffirmed. The bankruptcy XXXX advised of account not being reaffirmed. The borrower needed to file the reaffirmation paperwork while the bankruptcy was active and wasn't completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/01/2019
170046472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Borrower called to set up a one time draft for 06/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  On 03/04/2019 Borrower called in reference to letter received. Borrower could not commit to pay. Borrower stated did not need forced place insurance. It was provided by Condo complex. Borrower was advised to send in proof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170046469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170046493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170046529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The customer called inquiring about refinance and elected to call the refinance department for further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170046479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2018
170040547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170046467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Borrower called in returning call. Discussed that need the modification documents resigned due to the legal description. Borrower agreed and will have then redone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  The customer called regarding payment information stated sent cashier check via mail back in January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170040533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2018.  Borrower made a phone payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046464	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046455	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Discussed with borrower amount due, promise to pay at branch on 04/15/2019. Updated financials borrower opted in to receive emails.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/16/2019
170040531	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170040538	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2018.  Outbound call to borrower. Offered loss mitigation pans, but borrower could not commit to downpayment or start date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046466	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The borrower called and made a promise to pay. Excessive obligations is the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170048959	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  The borrower called in and made a payment and stated they were not interested in workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/15/2019
170046499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The borrower stated the account would be reinstated via a wire transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  Representative called in from XXXXX and was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046462	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2017.  Borrower asked to have their insurance refund applied to their escrow account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170046461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2018.  Comments show contact with borrower regarding final modification process and how to return signed documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170046457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  The authorized third party called in and discussed the modification options for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170046503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower called in and requested that their billing statement be sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046453	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower called to make a payment.
08/16/2019 - borrower called - made payment at bank branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/20/2017 due to XXXXX.  Damage was noted to theXXXXand was estimated to cost $1000 to repair.  The borrower stated the repair was paid for out of pocket and no claim was filed.  No inspection was noted to confirm repairs were completed.  The damage repair amount is estimated at $1,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/17/2017.	08/31/2019	08/16/2019
170046482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2018.  Borrower called in regards to the general status of the loan. Borrower also noted that they were not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170040540	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018.  Borrower was contacted to discuss final loan modification and notarizing documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported damage to theXXXXon 12/12/2017 due toXXXXand water from XXXXX on 9/10/2017. The borrower received the Insurance check $7,200 and had a $4,000 deductible. No status updates provided nor an inspection completed.  The damage repair amount is estimated at $12,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA due to XXXXX (XXX) and noted on 12/20/2017.	08/31/2019	08/06/2019
170046451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2018.  The borrower called in to make a late payment. A payment was returned due to no account found. The borrower is not in need of assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170046468	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  On 06/29/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047039	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  Spoke to borrower 7/3/2019 when they called inbound to change auto pay to pay by check for 7/10/2019  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX due to rain andXXXXdamages toXXXXand comments state repairs at 100% 4/3/2019	08/31/2019	08/05/2019
170047029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2017.  The borrower called in to request a duplicated payment be refunded to their bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170040550	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  The borrower contacted servicer to make a promise to pay $805.69 for 12/22/2016; servicer processed promise. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted FEMA declared disaster on 10/16/2018; XXXXX. No indication of damages noted.	08/31/2019	07/26/2019
170040534	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019.  The borrower requested that the final modification documents be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  An inspector reported that there is a large tree growing on theXXXXand that the fence is down in the backyard per notes dated 07/25/2018.  The status of repairs was not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary dated 10/10/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX.	08/31/2019	08/06/2019
170047067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Inbound call from borrower to make a promise to pay payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170046452	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower was contacted to collect August payment. Borrower made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/19/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal credit reporting dispute was placed and resolved on 03/19/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170040532	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Borrower advised will make a payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170047034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017.  Borrower stated that they will be making a payment online and advised that the reason for delinquency was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170047064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  Atp called to speak with foreclosure department
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047022	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 12/21/2017. No damage reported.	08/31/2019	12/27/2018
170046502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  Third party called in to make a payment in the amount of $579.48
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170047028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The borrower called to make a payment for $879.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  The servicer called the borrower who stated a payment will be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170047060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower made promise to pay, paid by telephone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170047046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/13/2018
170047044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called and authorized a payment in the amount of $2,523.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary fated 05/01/2019 reflects that the subject property is located in a FEMA Disaster declared area due to XXXX XXXX. No damages reported.	08/31/2019	08/31/2019
170047058	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower made a one time draft payment in the amount of $1200.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170047073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2018.  Comments show servicer sent an email to the borrower regarding modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046476	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018.  On 01/09/2018 Authorized third party called in reference to escrow. Third party could not commit to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017.  On 2/22/17 borrower called in to pay by check $893.43 via phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/07/2018
170047026	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018.  Borrower called to dispute payment as wrote out check for wrong amount, made a payment for $100 to complete the March payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/22/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower wrote out check incorrectly causing 2 misapplied transactions, they were reversed and applied to suspense. Borrower called and made payment for $100 to complete payment. Issue has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047062	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043652	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  The coborrower called with questions regarding the payment.  The caller expressed concerns about negative credit reporting.  The reason for default is cited as excessive obligations as the borrower is repaying IRS fines and is causing a hardship.  The coborrower inquired if the loan can be assumed as they would like to have their name removed.  The coborrower was advised the borrower would need to begin the assumption process.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/31/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute over delinquent credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170043648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019.  The borrower was advised when the next payment on their account was due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX noted on 09/12/2017, no damage noted due to XXXX as noted on 11/01/2017.	08/31/2019	07/30/2019
170047054	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  Authorized third party made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170047047	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2018.  The borrower promised to pay $705.63.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 06/06/2018 XXX criteria met to drop, effective date 06/06/2018.	08/31/2019	04/09/2019
170043630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170043644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  The borrower called and scheduled a payment in the amount of $232.50
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/18/2019
170047051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The borrower called and advised payment was made online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold for XXXXX 09/17/2018.	08/31/2019	07/30/2019
170047032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  06/05/2019 Borrower made a payment of $577.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170046494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2018.  The borrower called to make third payment wanted to know next steps advised will email point of contact about final trial payment.  They have had excessive obligations recently, but will be fine moving forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17.	08/31/2019	07/18/2019
170047056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  Borrower called and made a payment in the amt of $688.87.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/02/2019
170040535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  On 01/27/2017 the 3rd party called to remove a person. On 04/24/2018 3rd party was called to collect on past due loan. On 06/28/2018 the borrower called to go over options/ On 07/18/2018 the borrower called to go over options On 09/12/2018 the borrower informed they will make payment at weeks end. On 01/21/2019, 03/25/2019 the borrower was called to collect on a past due loan. On 04/15/2019 3rd party called in to setup a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170040528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  On 05/24/2019 the borrower called the question payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on XXXX due to XXXXX.	08/31/2019	05/29/2019
170040526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Borrower was contacted for payment and said the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA due to Severe XXXXs and XXXXing (XXX) declared on May 4, 2018.	08/31/2019	08/21/2019
170047055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Called borrower regarding final documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Borrower called in to make payment to be processed on 8-27-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170047048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. Disaster protection until 1/14/19.	08/31/2019	01/15/2019
170047023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2018.  Borrower is not interested in making arrangements. Borrower has a tendency to schedule and make the monthly payments directly online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170043649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Borrower called in to make a payment and provide reason for delinquency
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047040	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Agent went over payment history with borrower and provided payment information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/12/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170043647	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  The borrower called in regarding removing spouse name off the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170047059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/06/2018
170043643	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2017.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170047069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170043634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2019.  The borrower authorized a payment in the amount of $560.50.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170047071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170047025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043638	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Borrower promised to pay $1976.34 online on 10/20/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170047066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Borrower promised to pay $875.21 with check by phone on 02/27/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170043623	3	[3] MI Not Being Paid As Required [2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  Authorized Third party promised to make payment and scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  On 11/20/2017 the borrower advised the kitchen XXXXed damaging cabinets and sheetrock. The borrower advised the cost to repair would be $65,000 and about 50% of the repairs were completed. The borrower stated on 02/21/2018 the repairs were completed only costing them $35,000. A claim was not filed for the damages. The notes on 02/21/2018 also noted flooring had to be replaced. On 01/03/2019 approval was provided to endorse and release a claim check in the amount of $5,919.56 for XXXX damages caused on 03/29/2017. The claim was classified as enhanced endorse and release. The comments at that time also referenced another claim check was endorsed and release in the amount of $10,967.84 for XXXX damages caused on 06/19/2017. The notes on 02/20/2019 referenced another claim for XXXX damages on 06/19/1991. The borrower stated they were suing the insurance company for more funds and the repairs were still ongoing. A conversation was held with the insurance company on 05/21/2019 at which time the insurance company advised there was no information in regards to any XXXX claim. Approval was received on 06/03/2019 to reclassify a claim was non-monitored and close it. However, the was no reference as to which claim was being closed. There was no evidence repairs were completed.  The damage repair amount is estimated at $51,887.40.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 08/30/0217 indicated the property was located in a FEMA Disaster Area due to XXXXX.	08/31/2019	08/27/2019
170043627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called to make a payment by phone for $1,489.84.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  The borrower made a one time draft payment in the amount of $1541.50
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170047041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018.  Borrower scheduled a payment on the account for 10/25/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170043631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170043633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170043637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2018.  The borrower called in regards to a letter they'd received about insurance information and the agent confirmed that they have received evidence of hazard coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170047074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170047043	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/07/2019
170043628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Authorized third party scheduled a payment in the amount of $2,488.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170043650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2018.  The borrower called and stated there was a statement problem.  The reason for default was cited as excessive obligations.  A payment was scheduled.  The borrower is not interested in assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  The customer was contacted. The reason for default was excessive obligations. information was requested on past due loan, but then call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170043636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  The borrower called in and made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170043641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower made a payment in the amount of $1500.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170043603	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Borrower called to make payment on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/25/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  08/19/2019 inbound call borrower promise to pay  $1141.99 08/19/2019 and  $1141.99 09/16/2019, reason for default excessive obligations

Borrower disputed credit reporting. Servicer updated all payment history and issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; no damages reported. Prior claim was closed 11/15/2016.	08/31/2019	08/19/2019
170046495	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  The borrower had been the one contacting the servicer via inbound calls in order to follow up with outstanding items that had yet to be completed by the servicer.
This is a permanent modification. The borrower has remarried. The previous spouse is still on the loan. The previous spouse has been informed that a refinance must be completed in order to remove from the account. The borrower which makes the payments has remarried. The current spouse would like to be added for matters of the Estate. They were informed that an assumption is not possible.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/28/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute closed as of 04/10/2019. This dispute included violations to The Equal Credit Opportunity Act (ECOA) and The Fair Credit Reporting Act (FCRA) .  The borrower's name and address in in the Automated Consumer Dispute Verification "ACDV" did not match the System of Record "SOR". This was updated accordingly.. Part of the dispute was the present and previous account payment rating. The disputed information was found accurate. The account was updated to the accurate information unrelated to the dispute. However, it was confirmed that the name and address to which it was reported was inaccurate.
Different dispute 09/28/2018: A check in the amount of $60.00 was issued to the borrower. The borrower had requested a change in date for the automatic draft. This was not done. The inadvertence caused fees for Non-Sufficient funds in the borrower's personal checking account. Resolved.
Different Dispute 05/28/2019: There is an inbound call from the borrower due to receiving a  letter of Hazard Insurance Cancellation Notice for lack of payment. Resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170043639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2018.  Borrower called in regarding possible workout options. Borrower declined workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170043632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170043642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170047078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  The borrower was contacted but was unable to make a payment. Is not interested in assistance now but may be later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170040666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Borrower called in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170040522	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170043619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  The borrower can not commit to pay. The note dated 05/20/2019 indicates the tenant is not paying and also the borrower advised the property is owner occupied.  The borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The last contact was made on 7/31/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170043616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170047021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower called advised account needs to br brought current to avoid .acceleration
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170043651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170047042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  Borrower called in a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 08/29/2017.	08/31/2019	07/17/2019
170043629	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2019.  The borrower called regarding the loan modification. If it was possible to revert loan back to its original contracted  terms prior to the modification being finalized. The call drop  the servicer called back and the call dropped again.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/05/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a written credit reporting dispute from the credit bureau. The servicer has reviewed and sent written response on 4/26/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170047020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 03/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2018.  Last contacts with the borrower have been calls are made to borrower and payment is being made over IVR and loan is performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170046526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017.  Spoke with the borrower and advised of amount due. The borrower borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2018.  05/17/2018 borrower made a payment $1,143.37, sent in auto pay form, advised not set up for auto pay and  took care of that for borrower as they just completed modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/15/2017.	08/31/2019	07/19/2019
170043601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The borrower called on 02/15/2019 about reinstatement wire that she sent to servicer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170043593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Borrower called in to make a double payment as they had a XXXX in the family.  BorrowersXXXXpassed and they have high medical bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170047024	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040525	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170040659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043635	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2017.  Authorized third party stated that the insurance policy information was sent but the information has not been updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170043598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2018.  Borrower called ptp for 7/19/18, has not been working, curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170043599	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  Called borrower and she promised to pay $3305.31 on 4/12/19.  Borrower is due for 2 payments.  RFD is her employer is having cash flow issues and her check bounced causing her March payment to be returned.  Borrower declined mortgage assistane.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170043622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Borrower called in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170043625	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a payment by phone for $873.76.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 09/14/2017. No damage noted.	08/31/2019	08/30/2019
170047017	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  on 08/13/2019 Authorized third party called to make a payment. Third party stated previous payment was withdrawn from wrong account. The agent apologized for confusion. Third party paid 2 months payments plus an additional principal payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170043607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/19/2018
170043615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  Authorized third party called regarding social security number for the borrower is different on two loans. Advised borrower to fax copy of borrower's social security card so that we can correct it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/14/17 due to XXXXX. No damages were noted.	08/31/2019	07/26/2019
170043564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043624	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called in payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170043620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower called and made a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170043595	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary dated 09/18/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	07/26/2019
170047019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170046484	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2017.  The borrower was contacted and promised to make a payment by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared tornado disaster, 06/01/2019.	08/31/2019	07/10/2019
170046450	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower made a call in to request general account information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170047015	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2019.  Authorized third party, XXXX/Executor, called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  Borrower called in  for account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170043586	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  Call from third party confirmed successor in interest wanted to remove the escrow account from the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX on 9/15/2017; no evidence of damages.	08/31/2019	06/06/2019
170043608	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018.  Call received from executor inquiring as to how to add their XXXX to the mnortgage for estate planning and associate went over the the information. Borrower called in to make a payment on 06/27/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170043583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043566	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  On 08/02/2019 the borrower was contacted through call and letter; the borrower stated wanted the breakdown of the $47.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170043585	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170043604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170043567	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  Borrower made a payment to account and accepted a collections plan with agent.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/07/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute that was since resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX - Date of declaration 8/23/17.	08/31/2019	06/06/2019
170043546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170040636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170047656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  The borrower was called and discussed the signing of the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170043591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  The borrower called regarding change in insurance carrier and to provide new policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated XXXX reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	06/06/2019
170043568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  On 08/06/2019 borrower made contact at the bank branch and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170043584	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170043594	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/08/2018
170043587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170043578	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/05/2019
170040523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2018.  The borrower stated they made a payment at the branch on 06/14/2018 in the amount of $2,400.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 12/22/2017. No damages were reported.	08/31/2019	08/05/2019
170043552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043592	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/01/2019
170043609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Borrower scheduled a check by phone for 8/23/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170043581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Borrower promised to pay with check by phone on 8/10/2019 and scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170040520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170043553	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170043579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170043588	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170043606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2017.  On 05/19/2017 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170043582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2018.  Called the borrower and advised to send in insurance coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170043555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019.  The borrower called and promise to make a payment in the amount for $2898.62 with check by phone on 1/8/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 09/18/2017. No damage was noted.	08/31/2019	07/19/2019
170043550	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2016.  The representative called the borrower to collect on past due loan. The borrower made a promised to pay $2275.56 by mail on 12/16/16.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170047068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  Called third party to collect past due amt.  Borrower promised to pay $1255.72 online on 9/15/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170040517	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  The servicer called the borrower who made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  05/15/2019 borrower made a payment of $1,522.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043537	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  The borrower called in regards to cancelled insurance. The representative advised that the lenders placed insurance procedure and time frame. The borrower stated is waiting to getXXXXrepaired.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The borrower called in to request assistance to have hisXXXXrepaired.  The borrower was advised of lender placed insurance.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043571	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per commentary on 10/26/18, the subject property is located in FEMA disaster area for XXXXX. No damages were reported.	08/31/2019	01/24/2019
170043521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2019.  Borrower promised to pay $1,547.95 drafting on 03/17/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); no damage reported.	08/31/2019	05/16/2019
170043542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called in regarding insurance and was advised insurance information had not been received and lender-placed insurance could be placed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a designated disaster area by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	07/22/2019
170043590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  Borrower called regarding misapplied payment.  Request to have payment applied correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/15/2019
170043570	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  The borrower made a one time draft payment in the amount of $695.06
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: There is no evidence of the property being damaged from XXXX. XXXXX noted on 12/12/2017.	08/31/2019	07/18/2019
170043522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  The borrower called in to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043577	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170043575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Call received from borrower regarding loan status and payments, promise to pay processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170043549	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The agent provided borrower a list of options that are now available to her as a confirmed successor in interest on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170043504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called to make a payment in the amount of $1391.40 with check by phone on 05/16/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170043525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called in to schedule 2 payments iao $1577.66 to be processed on 5-16-19 and 6-14-19. Borrower stated that he would make payment by the end of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/30/2018
170043507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called to pay his insurance premium as account is now escrow.  He authorized payment and asked for his XXXX to be added as a 3rd party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Agent setup recurring draft for the borrower beginning on 04/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  The borrower made a payment of $18.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 09/18/2017. No damages were reported.	08/31/2019	05/14/2019
170043515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2018.  The borrower called to make a payment of $1163.69 via check by phone. Payment will be applied to the July payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170043518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  The borrower called to advised of New insurance company. Will have new All State agent fax policy information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170043524	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2018.  Borrower stated unaware that the payment was returned NSF. Unable to make payment at this time.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/25/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/19/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	03/25/2019
170043530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2018
170043541	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170043574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018.  Borrower called could not commit to pay no evaluation loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/29/2017 reflects that the property is located in a FEMA disaster area due to XXXXX (XXX). Comment on 04/27/2018 reflects 100% repairs completion.	08/31/2019	07/12/2019
170043526	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2017.  The last contact with the borrower was on 09/06/2017. Workout options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170040516	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040613	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower made a one time draft payment in the amount of $894.41
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/16/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the due date change from the 15th of the month to the 1st of the month via the modification. The borrower was previously advised that this would not be an issue. On 12/10/2018, the service completed the review and addressed the borrower's concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  An insurance claim was filed for XXXX damage estimated at $19,361.51 sustained on 09/11/2017.   The claim was reclassified as monitored on 11/20/2017.  All funds have been endorsed and released per notes dated 11/23/23017.  The inspection results are correct at 80% with only the interior listed as pending per notes dated 08/08/2018.  The damage repair amount is estimated at $19,361.51.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area 09/14/2017 for XXXXX.	08/31/2019	08/12/2019
170043612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170043529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called and made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  Authorized third party contacted servicer about modification and asked if it was possible to set up payments on automatic withdrawal.  Servicer stated the form was included with modification documents and explained about contacting notary service to complete modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 07/24/2018 notes indicate only income is from authorized third party, child of borrowers. Both borrowers are unemployed.	08/31/2019	06/25/2019
170043527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  06/05/19-Inbound call Borrower promised to pay at branch 6/19/19.  Pipe burst in home and needs to repair. Not interested in assistance.

07/31/19-The borrower called, promised to pay $2836.73 at the branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170043523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  The last contact with the borrower was on XXXX. the borrower wanted to make sure his payments were applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170040515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018.  The borrower called in to request a waiver of late fees. The servicer stated only one fee can be waived and a request will have to be sent in for the remaining fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170040511	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  The borrower called in for a general status update. The borrower was transferred to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170043531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower was contacted to collect on the past due loan payment. The borrower advised the RFD is due to an illness and being on fixed income. The borrower made a check by phone payment for $1,394.68.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170043532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170043493	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2019.  The servicer called the borrower regarding the final modification documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170043483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170043508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170043519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  The third party promise to pay $554.09 drafting on 01/28/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043484	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Notes indicate an Unauthorized Third Party called and advised the XXXX was going to be on line. The call dropped after the third party attempted to call the XXXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/29/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate an Unauthorized Third Party was requesting to speak with the designated representative about wanting to pay the total amount due and wanted the wire information. The third party stated has not received statements and requested late fee waivers.  On 2/1/2019, the Unauthorized Third Party called the office of the President casework who advised of receiving the reinstatement payment.  A resolution letter was sent on 03/07/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on XXXX.  No disaster damage was reported.
			A claim was filed for XXXX damage that occurred on 08/15/2016. The claim was closed on 05/31/2018 with all funds released and a 100% inspection noted on 05/15/2018.	08/31/2019	05/22/2019
170043563	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  Borrower called in to make a payment to account via check by phone and was advised of past due balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170043497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2017.  Borrower promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170040518	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  The borrower complained about notary wanting photos of their ID when they signed modification.  They have an IRS bill that may impact their ability to pay on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Comments show contact with borrower regarding loan statuts and payments, promise to pay processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); no damage reported.	08/31/2019	05/31/2019
170043509	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  Outbound call to borrower to collect past due payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2019
170043538	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019.  The last contact with the borrower was on 01/08/2019. The borrower inquired about payment details.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/28/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed date of first delinquency.  Loan data available and matches.  Account information reviewed and verified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. Hold expires 12/14/17.	08/31/2019	03/26/2019
170043548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The last contact was made on 7/17/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170043559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  The borrower already mailed $2400.00 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170043487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower made a promise to pay $1618.02 on 07/28/2019. The RFD was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170043557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016.  The borrower was contacted to discuss the final modifications. The borrower advised that they had an appointment on Tuesday with the notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  The borrower promised to make a payment on 04/12/2019. The borrower cited curtailment of income as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170043517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2018.  The borrower called and authorized a payment in the amount of $1369.64
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary daed 07/09/2018 reflects that the property is in a FEMA Disaster area due to XXXXX. No damages reported.	08/31/2019	05/15/2019
170043495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  Talk to borrower regarding past due payment borrower  PTP $929.71 with payment being schedulesd. Comment dated 02/22/2019 associate informed modification was finalized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170043459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2017.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043475	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2016.  The last contact with the borrower was on 09/06/2016. The borrower could not offer down payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170043494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170043512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2019.  Comments show contact with borrower regarding loss mitigation document, through email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	06/05/2019
170043474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170043510	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.  10/19/2018 - Borrower called with a promise to make a payment - discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043443	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019.  Borrower was contacted to collect on a past-due loan and a payment promise was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170043471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  The borrower called and discussed options and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170040568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170043485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2016.  On 09/23/2016 call was in reference to status of account. Borrower stated is sending in balance of the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170043468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  Third party answered the phone and state that this is the wrong number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040605	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/16/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 07/16/2019 a dispute was received from the borrower regarding the late fees on the account. The borrower requested to have the fees waived in lieu of them contacting an XXXX. A review of the issue was conducted. A response was issued on 08/14/2019 advising the fees could not be waived due to they were valid. The response also confirmed the loan is reporting to the credit bureaus accurately.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170043558	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2019.  Contact made with the borrower to discuss the dispute resolution letter sent.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/11/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Disputes go back to 2017, regarding foreclosure fees and misapplied payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 5/6/2019. No damage was reported.	08/31/2019	08/30/2019
170043486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018.  The servicer placed a collection call to the borrower who could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043489	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XXXX FEMA disaster area due to XXXXX. No evidence of property damage.	08/31/2019	12/28/2018
170043472	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The last contact with the borrower was on 05/22/2019. The borrower wanted the late fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170040509	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  Spoke with borrower regarding the final modification and provided the new terms.  Addressed borrower's questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043562	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  Auth 3rd party- called in a payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170043473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2018.  Borrower was contacted to collect on a past-due loan and promised to make a payment by 07/27. The reason for payment delay was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  03/21/2019 - Borrower called to make a payment in the amount of $5068.16
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170043479	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower was reached after many attempts due to account is running late and payment was completed 6/28/2019. Previously called borrower and payment promised on 6/6/2019 and the 2 payment brought the loan current until 7/1/2019 Ongoing attempts to reach the borrower over the first part of the month and borrower will schedule a payment by phone. No real conversation or discussion with the borrower but spoke to them on 8/8/2018 and borrower states curtailment of income was reason for default. and promised to pay and loan repayment plan was accepted by borrower. 7/5/2017 Spoke to borrower and loan is delinquent and borrower stated excessive obligations was the reason for default. 3/31/2017 Loan is in default and borrower states not interested in loss mitigation and stated curtailment of income was the reason 7/1/2016 Loan is running 30 days delinquent at beginning of review. Payments are being made over IVR  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The last contact was made on 5/22/2019, in which the borrower had an insurance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170043440	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2018.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2018.  Comments show borrower contact regarding loan status and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043425	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  Inbound call to make payment.  Borrower not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/30/2017 due to XXXXX.  Damage was noted to theXXXXand fences were down.  The borrower noted was making repairs on 12/12/2017.  The servicer claim was closed out on 03/19/2018 due to no check activity.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017.	08/31/2019	08/31/2019
170043458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/06/2018
170043488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  The service spoke to the borrower who made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170047075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower contacted servicer to inquire if payment made on 02/02/2019 was posted on the account as they did not see if posted to their bank account. The servicer advised the payment was not posted and borrower would need to make a new payment. The borrower agreed to make a payment of $600.00 for 02/201/2019; servicer processed payment and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170043453	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2018.  Borrower called and requested assistance; not sure why account past due as he has been making regular payments.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/23/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed their delinquency history. Servicer sent payment history and issue has been resolved,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/24/2018; no evidence of damages.	08/31/2019	07/30/2019
170040512	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The customer called to make a payment arrangement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170043460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170040505	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Borrower called XXXX job transferred caused them to fall behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043467	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  Borrower called in to make a payment promise.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/24/2018.  The dispute type is Written and the reason is XXXX Zone discrepancy.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed the XXXX determination and stated the property was grandXXXXed in a XXXX zone X. It was determined that the information sent by the customer was correct and the account was updated to reflect grandXXXXed-in zone. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170040640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area - XXXXX XXXXX	08/31/2019	06/26/2019
170043513	3	[3] Title Issue -: Liens not Perfected [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower stated a payment had already been mailed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Liens/judgments were noted on title.  The commentary dated 10/26/2018 states indemnification can be purchased.  There is no confirmation of the indemnification.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The borrower called to advise that their payment due for June will be made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; no evidence of damages.	08/31/2019	06/27/2019
170043554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower promised to pay online on 8/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170043457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170043442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  Authorized third party called in and stated would be meeting with notary that day and would send documents in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170043456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Borrower called in to request a new escrow analysis and discuss escrow shortage on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: This loan is located in a disaster designated area by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	08/02/2019
170043426	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  The authorized 3rd party called to confirm receipt of reinstatement funds. The 3rd party was advised next due for 04/01/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2016.  Borrower called re the resolution letter and he disagrees with our response.  He says that he is trying to refinance, that he only missed one payment but on his credit report is shows that he was constantly late until he brought the account current.  I advised that we will research again but he will need to provide us with the specific errors made to support the basis for the dispute.  Provided fax #.  11/3/16  Borrower advises he is not disputing credit with us, it was another.  Wants to refi.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX 8/30/2017. No damage reported.	08/31/2019	07/29/2019
170043419	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2019.  Borrower called to verify that reinstatement wire was received that she sent today.  She will call back today to check.  Wire for $16,300.00 was received, submitted request to cancel sale.  Loan reinstated 03/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170040504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2017.  Authorized 3rd party advised that the borrower was not home and has been back to work now for about 1 1/2 weeks. The agent advised that paystubs will need to be sent in for retention options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/12/2017-The property was located in a FEMA declared disaster area due to XXXXX. No property damages were reported. Comment dated 07/22/2017 cites the private mortgage insurance original value was deleted as insurance will drop effective 07/22/2017 as the loan meets the criteria.	08/31/2019	01/19/2019
170043418	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  On 10/12/2016 Servicer called Borrower for payment and Borrower accepted a promise to pay $835.21. Borrower was transferred for counseling of financial options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower was contacted to collect on a past-due loan and stated the reason for payment delayw as due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170043433	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/19/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments show payment dispute which has since been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower stated paid an extra $100 towards first mortgage every month during the first year with instructions to go towards principal bit it wasn't applied correctly. Borrower stated was advised 2-3 years ago that late fees would be waived but they haven't been.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2018.  Inbound call from borrower to make a payment. Was not interested in loss mitigation options, but wanted to bring account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 9/25/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	05/24/2019
170043420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043446	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2017.  Authorized third party called wanting to know why they did not get their monthly statement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 07/11/2019. Damages in the amount of $5,468.62 were repaired and the claim closed on 07/29/2019.	08/31/2019	08/22/2019
170043470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  01/22/2019 - Borrower called regarding claimed filed for the loss during the XXXX that occurred on 12/20/2018.  Received check in the amount of $2009.80 from insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170043448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower promised to bring loan current on 8/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower scheduled check by phone for 8/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170043451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2017.  Borrower called in to inquire about account number and payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170047101	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2018.  Borrower called and stated she made payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170043437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  Borrower contacted for payment. Borrower promised to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170040652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Disaster first mentioned 9/19/17	08/31/2019	03/25/2019
170043423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Outbound call to the customer. The customer made a promise to pay by 4/16/2019. The reason for default was curtailment of income. The customer was not interested in loss mitigation assistance. The customer gets paid commission and had to wait for that in order to be paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040502	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  Borrower called in and provided 30 day authorization to speak with spouse about the account.  Borrower stated April payment did not apply and call was transferred
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/18/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputes payment applied in April.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170043600	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  The customer called in to verify payment details and declined assistance. The customer planned to make a double payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170047090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  Borrower called in to confirm reinstatement funds had been applied, agent advised that funds had been applied and fcl codes would be removed within the next 24 hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170043421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019.  The last contact was made on 6/30/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170047095	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170043560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  On 04/11/2019 Borrower called to inquire questions about payments. Borrower could not promise to pay. Borrower was offered options available for assistance and is not interested in Home Preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170043432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2017.  Outbound call to borrower to go over final mod terms and documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/23/2019
170047099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170047100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/14/2018
170043435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044838	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower called to advise that the payment will be made on 06/06/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/01/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal credit reporting dispute was placed and resolved on 07/01/2019. Notes indicate borrower disputed the accuracy of the account information. The borrowers account was assigned and reviewed by a representative and was determined the information was accurate as reported. A verbal credit reporting dispute was also placed and resolved on 04/26/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called in to make payment via IVR
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170046069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  Borrower called for a status update on a reinstatement quote.  Advised borrower that the foreclosure status was active and a sale date is set for 2/5/19.  Copied and emailed the reinstatement letter to branch rep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170040501	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Authorized third party (ATP) called to complete a payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170043447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Borrower called and advised payment had been mailed in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170040499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17. There is no damage to the property indicated.	08/31/2019	07/19/2019
170047089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Call from Authorized 3rd party checking to make sure the mailing address was changed.  This was confirmed.  Also a promise to pay $1028.69 with check by phone on 04/15/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/17/2018-The property was located in a FEMA declared disaster area due to XXXXX which occurred on 09/14/2018.	08/31/2019	07/22/2019
170047083	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  The last contact with the borrower was on 03/12/2019.  The borrower wanted to know why she was reported as late on her credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044841	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  On 06/06/2019 Borrower was called in reference to status of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 12/15/17 No longer under FEMA protection.	08/31/2019	07/24/2019
170040496	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170043614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  On 7/1/2019, the borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170044837	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Authorized third party called in returning. The authorized party made a promise to pay $1512.36 at the bank branch on 08/16/2019. Authorized party stated that the default is due to illness of borrower and that the borrower just returned back to work and the secondary reason is excessive obligations. The property was verified to be owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/05/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower thought the payment made at the branch covered the month of April and was advised that, due to missing payment in August, the payment was applied to March.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2018.  the customer was contacted and advised of missing documents for the loan modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170043465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2017.  Borrower promised to pay $105.22 online on 03/28/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170047088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Borrower promise to pay $697.52 drafting on 05/29/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170040500	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  The service placed an outbound call to the borrower who could not make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170043464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2018.  Borrower called in regards to automatic draft not being set p properly. Representative updated system for correct auto draft dates and amounts. Borrower was not interested in any loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170044832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The borrower called to make a payment of $1412.70 with check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  04/05/2019 - Borrower called - discussed documents needed for modification process - discussed all options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018.  The borrower called and made a payment in the amount of $4804.58.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170043466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Borrower returned agent's call.  Borrower stated is getting paperwork ready. Agent asked if borrower needs assistance with line of credit, and borrower stated it closed.  Agent transferred call to line of credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170047082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170040495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	07/24/2019
170044833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2018.  Authorized third party (ATP) inquired about assuming the loan. The assumption process was explained to the ATP. The ATP mentioned that the divorce is not final.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	06/06/2019
170047081	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  03/16/2019 inbound call borrower promise to pay $658.79
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170043463	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2017.  The borrower called and made a one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  On 04/05/2019 the borrower called in for a general status update and promised to pay 1006.90 online for 04/05/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 08/31/2017 Property is located in a FEMA disaster area due to XXXXX. No damages noted.	08/31/2019	07/30/2019
170040491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2019.  The borrower made a one time draft payment in the amount of $1179.59
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Placed on FC referral hold for XXXXX disaster protection efforts as of XXXX, no damage noted.	08/31/2019	07/07/2019
170044816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170047086	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Borrower called to make a payment in the amt of $2549.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170044812	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  The borrower called  stated planning on bringing account current on Friday. Will call back once the funds withdraw from account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2017.  Borrower promise to pay $1,989.12 drafting on 10/19/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170044800	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170044839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  A potential successor in interest called to request property information.  Agent mailed information to caller.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  The borrower called in and made a payment in amount of $1720.15 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170044814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The borrower called on 5/22/19 and made a $1407.82 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/14/17. No damages were noted.	08/31/2019	05/22/2019
170047092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2017.  On 03/23/2017 the borrower called in to say they were returning a call; was advised the status of the modification is pending settlement to be fully finalized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043416	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  The borrower called in and made a payment. The borrower inquired on a repayment as their spouse was out of work and was advised. The borrower stated they would make another payment in a few weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The servicer called and spoke with the borrower to collect payment. The borrower made a promise to pay $617.90 at the bank branch on 08/23/2019. The borrower stated reason for late payment was due to dental fees. The borrower verified that the property is owner occupied and intent is to keep property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170044813	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Borr called to make a payment iao $744.16
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2018.  The authorized third party called in to verify inspection appointment for cause of loss water on date of loss 09/10/2017. The agent advised that the inspection was requested on 09/22/2018 and the request was sent on 09/24/2018. The third party was advised to contact the inspecting company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/12/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. The repairs were completed and inspection on file.	08/31/2019	06/25/2019
170047094	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170044817	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Unauthorized third party (UTP) called in to make a payment. The UTP was given a fax number fax a POA from the co-borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is XXXX of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044790	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/18/2018
170044826	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2017.  On 09/142017 the borrower called to make a payment over the phone for 1967.77.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170040494	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047084	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Outbound call to borrower, borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170044829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018.  On 10/15/2018 Borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170044778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019.  On 06/30/2019 the borrower called to make a payment of 1729.81.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2018.  An outbound call was placed to the borrower. The borrower couldn't commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044801	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  The borrower called in reference to insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 11/07/2016 reflects that the property may have been impacted by XXXXX. No evidence of damage,	08/31/2019	05/31/2019
170044785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower called to schedule a payment in the amount of $1924.21
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170044779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower called to schedule a payment in the amount of $1291.63
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044750	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170040497	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170044775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  Request to have the loan reanalyzed due to the insurance being lowered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/13/2019
170044797	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/01/2017.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  CUSTOMER SENT IN PROPOSAL TO REINSTATE THE ACCOUNT IN SEPARATE PAYMENTS, ACCOUNT WAS REINSTATED ON 11-29-17, CUSTOMER IS IN APPEAL PERIOD FOR PAYMENT ASSISTANCE OPTIONS AT THIS TIME. THE FORECLOSURE ACTIONS ARE VALID, A DEMAND WAS SENT ON 10-18-16 AND DELINQUENCY NOT FULLY CURED
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.  The borrower called in on Saturday and scheduled a one-time payment and provided an incorrect account number. The representative confirmed with cash specialist that account number is incorrect and will be returned. The payment was reset up for customer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Borrower called in to advise that payment would be made on Friday at branch. Agent offered 2/4/19, but borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  On 04/05/2019 the borrower called in to make a payment over the phone for 2658.08.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170044781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  The borrower called about assuming the mortgage from ex.  The borrower advised doesn't know where ex is in the country or elsewhere, The borrower further advised wouldn't be able to get ex to sign at closing. The representative informed the borrower that a signature is necessary for the assumption to be completed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170044787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170044803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  The last contact with the borrower was on 05/17/2019. The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area ... XXXXX XXXX on 9/10/17. There was no damage to the property indicated.	08/31/2019	03/22/2019
170044776	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2017.  The borrower called in to confirm they received the reinstatement funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170044807	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  The borrower called regarding escrow, about to obtain  policy and would like to be escrowed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: FEMA Declared disaster area XXXXX. 12/20/17 Disaster protection expired.	08/31/2019	07/30/2019
170040556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170044765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2018.  Reinstatement funds were received and the pending foreclosure sale was cancelled. The borrower was updated on the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX on XXXX.	08/31/2019	07/16/2019
170047085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Borrower called in regards to missing documents and associate informed modification is complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  On 07/29/2019 Borrower was called in reference to status of account. Borrower was advised payment was pending.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/25/2019
170044820	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2017.  The borrower called in to verify the payment details of their modification and was advised that the modification was completed XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044777	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  03/06/2019 inbound call borrower scheduled payment $794.30, borrower enrolled in recurring payment, reason for default excessive obligation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower called made a promise to pay.  RFD family illness
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  On 07/12/2019 Borrower called to make a payment. Borrower stated work was slow but should be getting better.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170044726	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The servicer contacted the borrower for a payment on the account.  The borrower made a promise to pay $1213.43 for 08/30/2019 via online. The servicer processed the payment and provided a confirmation number. Noted 07/31/2019 primary borrower is unemployed at this time and has been since 02/2016.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/27/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit reporting dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170044758	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018.  The borrower called in to discuss the modification contract.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044773	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170040493	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Servicer advised XXXX that the XXXX has been noted as representing party who has a claim on estate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170040488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/04/2019
170044811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  05/02/2019 - Talked to borrower - borrower promises to reissue checks once stop payment is confirmed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/15/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported. XXX will drop effective 05/13/2019.	08/31/2019	07/29/2019
170044719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170044735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  The borrower called in and had questions regarding their escrow account and possibly pursuing another modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170044774	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170044786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	06/27/2019
170044732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The borrower removed XXXX representation and cancelled the cease and desist order.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2018.  Borrower called in reference to program options but decided to think about the available options. Excessive obligations noted as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044729	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2018.  The borrower called in to schedule two payments in the amount of $1,152.20 each. Set to draft on 08/24/2018 and 09/07/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170044740	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2018.  The customer called to request a reinstatement quote.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170044756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  The borrower advised that they will be making a payment with check by phone to  cover the March payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044736	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  An authorized 3rd party called in to discuss the ownership of the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  Borrower called in regards to letters received, agent explained that letters are auto generated and provided  loss mitigation status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The servicer called and spoke with the borrower to collect payment. The borrower stated will still be making payment at the bank branch on the 25th and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170043417	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  Borrower called in regards to the general status of the loan. Associate confirmed with borrower the final documents have not been received and once received would take 1-2 weeks to process.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/15/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received with borrower disputing present and previous account status. Research completed with no adjustments to the credit reporting. Credit dispute alos received on 07/03/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170040486	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Borrower called made payment of $582.01.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170044699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  Discussed loan account with the borrower that the preservation has been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170044818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  On 05/30/2019 Borrower was called in reference to Final Modification documents. The finalization of the Modification process was discussed with the Borrower. Borrower stated will with meet with notary today and verified next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044712	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2017.  Borrower called in to to request XXXX insurance check in the amount of $111,639.88 be endorsed/released. Investor confirm XXXX policy is a voluntary policy. Cause of loss was XXXX on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX 8/31/2017. No damage reported.	08/31/2019	07/30/2019
170044711	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2018.  The borrower advised they paid a different amount than what they were billed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170044716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Called borrower to collect past due amount.  Borrower promised to pay $2099.65 on 8/30/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170044755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  On 08/12/2019 Borrower called to change the drafting bank account information on file. A work order was opened for request. Borrower was advised September payment  will be withdrawn from new account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	08/13/2019
170044739	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/05/2019
170044751	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2018.  The borrower called on 4/28/19 and made a $1104.73 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170044802	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The servicer called and spoke with the borrower to collect payment. The borrower could not make a commitment to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170044708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170044692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  the customer called to make up the difference in the payment in the amount of $4.78 wanted to know about payments sent in that were mis applied
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170044757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower stated they had been making double payments since 04/03/2019 and requested the payments be reapplied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The borrower called and made a payment. The borrower is not interested in Loss Mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX 9/12/17 . No damage reported	08/31/2019	08/23/2019
170044823	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2017.  Authorized third party called to get reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044720	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  On 08/01/2019 the borrower said they will make a payment at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170044753	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Borrower called in states made 2 payments by mistake and request one payment for $568.64 be refunded back to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170044743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  Borrower called disputing credit reporting  as mortgage is not  being reported. Advised that account is being reported, borrower stated has spoken to agencies and that informed that servicer needed to handle the issue. Borrower stated why reported late when payments have been made on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170044701	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  Borrower was on the line with the agent and insurance representative and the phone call dropped before the transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170043450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2017.  Borrower promised to make a payment at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044830	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called in to make payment iao $1023.14
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170044696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2018.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170044745	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Spouse called to make payment. Cancelled active plan Borrower to cure. Concerned about a statement that she was still past due informed her it was on old letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044686	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  An authorized third party called to express dissatisfaction towards lender. The third party stated fell behind due to taxes as had to pay the IRS. The third party expressed interest in home preservation options and promised to pay $743.73 on 08/08/2019. The third party is not eligible for a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170044705	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  Borrower made a payment in the amount of $2288.69.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/22/2019.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  loss mitigation dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170044661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017.  Borrower promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044809	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower gave third party authorization to discuss account information and set up auto payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044727	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The borrower called to ask why the late charges were not paid with the last payment.  The fees were reviewed and 6 are still outstanding.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040487	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170044709	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  Executor of the estate would like to add a person to the mortgage and was told that additional documents were required.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170043498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Borrower called to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170044697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2017.  Borrower authorized third party to obtain loan information and make changes. The agent went over insurance information with the third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/06/2019
170040476	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  The customer called wanting to know why she is receiving delinquent letter since she is due for this month of September and has a prepayment plan set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170044741	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2018.  An authorized 3rd party called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170044675	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  The customer was contacted and informed structure not affected by special XXXX hazard area and XXXX insurance is not required. They were informed a letter confirming this information would be sent out.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/10/2019.  The dispute type is Verbal and the reason is XXXX Zone dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer had disputed the XXXX zone through their insurance agent. The customer was contacted that after recheck the structure is not affected by special XXXX hazard area and XXXX insurance is not required.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX Property is located in a FEMA disaster area. No evidence of property damage.	08/31/2019	08/09/2019
170044714	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Called borrower to collect past due amount.  Borrower made a promise to pay $565.28 on 8/30/19 and $553.91 on 9/13/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/29/2019
170044703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called and processed a payment of $2183.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044676	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170044724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on XXXX; no evidence of property damage.	08/31/2019	06/15/2019
170044693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2017.  Outbound collection call to the borrower regarding past due balance. The borrower made payment to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170044731	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  The borrower called to make same day payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170044770	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  Borrower promise to pay $103.11 drafting on 02/21/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170040484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  Authorized contact called in to discuss the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170044730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  The borrower called in returning call from servicing agent. Borrower was informed the modification status is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 09/12/2017- The property was located in a FEMA declared disaster area due to XXXXX. No property damages were reported.	08/31/2019	07/30/2019
170044706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Called borrower to collect on past due account.  Borrower promised to pay $726.42 at bank branch on 7/15/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  Borrower called and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170040482	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.  Borrower called to make sure payment had went through.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/21/2019
170040485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  The authorized called in and was informed that they are not liable for loan debt due to the discharge BK.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044700	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2019.  Borrower discussed return of final mod documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2018.  The borrower called requesting to speak to their single point of contact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170040489	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170040474	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2019.  Borrower called review payment history with them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/25/2019
170044695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2018.  The borrower called in to accept the modification plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170044667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The borrower was contacted and stated they would make a payment via telephone.  The borrower cited excessive obligations as the reason for delinquency and the borrower is not interested in Loss Mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170044707	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2019.  The borrower called to request to make payments toward principal
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170044648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The borrower called made payment of $795.43.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX noted 09/13/2017. No property damage noted.	08/31/2019	08/29/2019
170044677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044734	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Borrower called to make a payment.  Promised to pay $1267.31 at a bank branch on 8/27/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/29/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputes incorrect reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170044660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The authorized third party contacted servicer to schedule a payment of $577.27 for 08/16/2019 and $683.13 for 08/30/2019 via customer service. The caller stated the RFD was due to curtailment of income and the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170044723	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2016.  Third party called and state that they are the borrower notified the agent that they do not want the modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/12/2017 due to XXXXX.	08/31/2019	05/31/2019
170044763	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2018.  Borrower was advised regarding the initial set up and financial interview. After educating the borrower on the modification process, the borrower does not want to apply today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/14/18. There is no damage to the property indicated.	08/31/2019	07/10/2019
170044664	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  the borower called in regards to being denied for modification. The borrower was advised that he was approved for shortsale .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040478	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	07/29/2019
170040472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  The borrower called to make a payment of $356.28 for 9/1/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170040483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2018.  Borrower called in to say they paid at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 10/11/2016. There is no evidence of damage to the property.	08/31/2019	07/16/2019
170044668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  Borrower inquired regarding bringing her loan current.  A payment was scheduled on 4/10/19 for $2281.74.  Borrower stated she wanted the loan removed from review.  Rep advised the loan would be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170044718	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  The last contact was made on 8/2/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/11/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170040473	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170043409	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017.  Comments show borrower contact regarding loan status and payments, promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170040609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Commentary states spoke to borrower regarding the status of the account. The borrower advised of a promise to pay at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170043413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower stated they had excessive obligations and made a payment of $1,137.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Outbound call to the borrower to offer a stream line Modification,borrower declined. Has a payment of $1696.46 schedule for 3/1/19 to bring account current. Requested bi-weekly automatic drafts starting 3/1/19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170040466	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/8/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/11/2019
170044654	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2017.  Outbound call to borrower to advise of the trial period plan approval.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/26/2019
170044674	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  inbound call from borrower to have email removed from list
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170044698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  Borrower completed a promise to pay in the amount of $722.61 dated for 7/15/19. Borrower declined options and the agent set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170044681	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2017.  Borrower called had a problem with a payment that will not clear and wants to stop it.  The servicer advised them couldn't refund a double payment and was transferring to bank customer service when call was disconnected.  Cancelled reoccurring payment withdrawals.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to a XXXXX on 9/10/17. There was no damage to the property indicated.	08/31/2019	01/14/2019
170044738	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called on 8/15/19 and made a $1309.31 payment.  The borrower asked about the fees showing on the mortgage statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Contact with the borrower for the past due amount resulted on a payment being made with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Severe XXXXs, Tornadoes, And XXXXing on 7/11/2019.	08/31/2019	08/26/2019
170043414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  The servicer called and spoke with the borrower regarding the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  Inbound call from borrower to schedule a future payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044640	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  On 2/14/2019, borrower, called regarding the general status of loan,  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170044671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2018.  Borrower called made payment of $2,133.15
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170044632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2019.  Borrower called in and said that one of the Reps removed ACH from his account when all he wanted was to have it delayed for 1 payment. Borrower wanted to place the account back on ACH and thought that servicer would have his checking account information on file from before. Borrower said he was also concerned with any late fees and was concerned with a $30.00 bad check fee. Borrower promised to make a payment. Borrower scheduled a payment on the account and will pay at bank branch. Borrower stated not interested in loan modification. Borrower could not offer down payment or plan start date. workout options reviewed: no plans. Borrower confirms the property is owner occupied. Borrower states intends to keep the property. Borrower stated not interested in loan modification. Borrower and said the reason for delinquency was excessive obligation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170044644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2018.  Borrower called in wanting to know if auto draft had been set up. Agent advised that it had not and then scheduled payment iao $780.04.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/16/2019
170044649	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2016.  Outbound call to borrower and borrower stated that they were no longer interested in a modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170044683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower gave verbal authorization for a third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170044625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170044762	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called in wanting to know if there is anything different from the modification and wants to know why payment is going to unapplied funds. The borrower also inquired about the payment reversals on account in June and July and wants to know why account is not showing current when account has over $7264.32 in the unapplied funds. The borrower stated modification was approved and now nothing. The agent verified the best contact number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170044672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower called on 06/26/2019 to make a payment on loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044656	3	[3] Delinquent HOA Fees [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2018.  Borr spoke with servucer to pay by phone $1970.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170044761	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2018.  The borrower called in to make a payment and to pay an escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040479	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2017.  Called borrower to discuss the past due payment on the loan. Borrower promised to make a payment by the end of the month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044629	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Outbound call to borrower to collect on past due account, borrower made a promise to pay
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/09/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputing late fee, fee was waived for borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170044653	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170043613	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  On 05/15/2019 Borrower called to verify payment details. Borrower promise to pay by wire transfer on 05/15/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/13/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The first delinquency date was disputed. Corrections made and resolved on 12/13/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170044633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170040610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2017.  The borrower spoke to the servicer about the account.  They were out of the country and thought payment was taken care of.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170044694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/04/2019
170044687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Borrower called for a status update on a reinstatement quote.  Borrower was given the quote over the phone and she advised that she would wire the funds on today.  Borrower was informed on the next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170044965	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016.  Borrower called in states XXXX filed bankruptcy and she is deceased and he  wants bankruptcy to be removed off account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/08/2019
170044680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  the customer called in to provide  a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170044616	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Called borrower and said the reason for delinquency was excessive obligation. Borrower could not offer down payment or plan start date. workout options reviewed: no plans. Borrower confirms the property is owner occupied. Borrower states intends to keep the property. Borrower was unable to provide information necessary to make workout decision. Borrower stated not interested in loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170044670	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  The borrower made a payment in the amount of $5673.48. The borrower has an in-home business and work has been slow.  The borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170044795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170044645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  The borrower called to make a promised to pay $1288.58 online on 10/28/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Called and spoke to authorized third party on past due amt.  Third party promised to pay $816.10 online on 4/16/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170044967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  Borrower wanted to know why the taxes were higher.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170040594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170044669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2017.  The borrower called to change due date for loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FC hold released on 12/20/2017 for XXXXX. No damage reported.	08/31/2019	04/18/2019
170044962	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/01/2019
170044637	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called and promised to pay at bank branch on 8/30/2019. Borrower unable to provide information necessary to make workout decision and wanted to verify the account that was used with the payment since there was an issue with her bank account. Borrower requested deletion of payment since wrong account - will go into branch to correct.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  Borrower called inquiring about her options for removing her name from the loan.  Advised borrower about refinance and assumption options.  Borrower stated she will call back if more information is needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170044638	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  The borrower made a promised to pay $2005.04 at bank branch on 6/4/19 and a promised to pay $1032.17 with check by phone on 6/30/19. The borrower is not interested in home preservation options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/25/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Called borrower to collect past due amount.  Borrower promised to pay $1032.17 on 7/31/19.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to XXXXX noted on 11/1/16. No damages were reported.	08/31/2019	08/01/2019
170044658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018.  Authorized third party called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170044942	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Spoke to Borrower and they stated that they catching up on bills and no assistance needed.  Borrower made a payment in the amount of $658.79.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area noted on 6/19/17. No damages were reported.	08/31/2019	08/26/2019
170044631	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/26/2019
170040471	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2017.  The borrower will make a payment on 1/27/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17.	08/31/2019	07/23/2019
170044619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  Borrower called regarding past due amt.  He cannot commit to pay and is not interested in home preservation options.  He will speak with his spouse and let us know exact date he can bring acct current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170044713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2018.  The borrower called in and made a payment in the amount of $543.19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower made a promise to pay $2211.57 via check by phone on 06/28/2019. The RFD was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/11/2017-The property was located in a FEMA declared disaster area due to XXXXX. No property damages were reported.	08/31/2019	08/15/2019
170044673	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  inbound call from borrower to process payment via phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170040465	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower made a payment by phone for $318.90.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2018.  On 02/13/2018 Borrower was called in reference to past due payment. Borrower promise to pay at Bank Branch on 02/13/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  On 07/18/2019 the borrower called and authorized a payment i the amount of $1294.92
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170040459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2017.  Borrower called and made promise to pay and stated had curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170044639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170044969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018.  The borrower called in and discussed the new insurance carrier and policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  Borrower called in to state they had mailed in their escrow shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	12/17/2018
170044961	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower called in payment for $279.54 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/15/2019
170047235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $700.00 effective 7/29/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047236	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  Borrower called to change mailing address and speak to someone in the homeowners insurance department. Mailing address was updated and borrower was transferred.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/01/2019
170044634	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower was unable to offer a payment date at this time.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170040457	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  Inbound call from borrower and wanted to confirm the name on the modification document.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower called on 11/27/2017 to advise of damage sustained on 9/11/2017 due to XXXXX. The damage was water in the home and the air conditioner, fence and deck. The borrower stated the repairs were completed. No evidence of an inspection being completed, or a claim filed with the insurance company. No further updates had been provided.  The damage repair amount is estimated at $2,000.70.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 12/20/2017.	08/31/2019	11/23/2018
170047230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170044657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170044626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  XXXX inbound call borrower calling to modify scheduled payment, discussed financials, reason for default employment transfer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044612	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2017.  Borrower promise to pay on 06/12/20/17 in the amount of  $1,594.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/06/2019
170047232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2017.  The borrower called about letter received.  The servicer advised borrower that those letters will continue until the loan modification is complete
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044955	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Authorized third party made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170047221	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170047219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  The servicer spoke with borrower and advised that if proof of insurance coverage is not received, Lender Placed Insurance will be placed.  Borrower stated is trying to get an insurance policy to cover the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA referral hold for XXXXX disaster protection dated 9/12/2017.	08/31/2019	07/10/2019
170044618	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Executor of Estate called to verify that insurance information had been received and account updated.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/09/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated 11/2017 payment was made in branch and is not showing as credit on account. On 02/26/2018  the borrower was told there was no record of the payment receipt. Borrower provided documentation and further investigation showed a misapplication to a different loan.  Reversal was completed 03/02/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments dating back to 09/12/2017 indicated the property was located in a FEMA Disaster Area due to XXXXX. No damages reported.	08/31/2019	07/16/2019
170047237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044939	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Spoke to Borrower and they stated that they were supposed to be sent by overnight, a copy of their tax form.  Servicer advised that it was sent out on the 26th and offered to get them a copy by email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170044613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170044646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2018.  The borrower called on  01/16/2018 to make a payment on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170047231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Borrower called to make a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX Severe XXXXs and XXXXing (XXXXX) 4/17/16 with no reported damage.	08/31/2019	07/16/2019
170047228	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2017.  The servicer reminded borrower that final modification documents need to be signed and returned.  The borrower stated is working with state's XXHHF program and that the reason for default was marital issues/divorce and that former spouse will not sign off on modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/27/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment and claimed it was the reason for default.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170044617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower called in to  make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044642	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170047233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  The borrower scheduled a payment to be drafted on 08/09/2019 in the amount of $653.54 and made a promise to make a 2nd payment at the branch. Loss mitigation options were discussed however the borrower was not interested. The RFD was due to a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 03/13/2018-Comments indicate the property was located in a FEMA declared disaster area due to XXXXX which occurred on 08/26/2017. No outstandin property damages have been reported.	08/31/2019	08/21/2019
170044621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2017.  Borr called regarding approval decision. Advised of the terms and conditions of the trial plan.  Borr accepted the terms of the trial but opted out of auto draft for the payments..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 10/11/2016 the account noted, the property is located in a FEMA disaster area for XXXX Mathew, no property damage was reported.	08/31/2019	01/08/2019
170044635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX as cited on 12/20/2017.	08/31/2019	07/11/2019
170044622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2019.  The borrower called to make a payment in the amount of $600.00 via check by phone and promised to call back to make the June payment. She stated that her RFD was due to the illness of the mortgagor. SPOC assistance was offered however the borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170044960	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170040552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2018.  On 08/04/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 9/11/2017.	08/31/2019	09/01/2019
170040458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  The borrower advised did not want to have a conversation at the time an would pay tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170047206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170047227	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/13/2019
170044956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170040480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2018.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/31/2018
170044636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Inbound call from borrower to make a promise to pay arrangement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170044742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  Account status discussed and borrower authorized Mrs to speak on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170047205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  Outbound call to borrower to collect on past due account, borrower made a promise to pay, borrower not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: XXXXX	08/31/2019	08/20/2019
170044950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2017.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170047226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018.  Borrower inquired about reinstatement quote
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170047222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2018.  On 03/13/2018 Borrower called regarding status of loan. Borrower stated will bring loan current. Borrower inquired about correct address to send payment. Borrower was transferred to another department for assistance on Reinstating loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/29/2019
170044796	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2017.  Notes indicate the borrower called to authorize spouse to have access to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170047225	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170041558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  The borrower called t make a payment for $312.53 and advised the RFD is due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170044966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower promise to pay on 04/16/2019 in the amount of $1,116.35.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170044737	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  05/15/2019 inbound call borrower promise to pay  $1000.00, borrower advised will be working part time, and is applying for disability, discussed financials reason for default curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170047223	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  Borrower advised unable to make payment at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170047207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  The borrower was contacted to discuss the loan modification terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  Authorized 3rd Party called in to make payment iao $1544.64
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170047198	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  Borrower called in payment for $352.06 for 10/5/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170040461	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  Inbound call from borrower, borrower will make payment at branch, not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated XXXX reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	07/23/2019
170047193	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  The borrower called in to discuss bi-weekly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/18/2018; no evidence of damages.	08/31/2019	04/16/2019
170047220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  The borrower called wanting to know how to send funds to reinstate the loan. Provided the borrower with wiring instructions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170044611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  Borrower promise to pay $1,426.30 drafting on 03/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170044651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  Borrower stated that they signed the modification documents with the notary.  A $610.02 payment was scheduled.  The borrower was advised that automatic payments can be established after the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040467	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower made a one time drat payment in the amount of $5152.57
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044943	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040469	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  Customer called in regards to a tax bill that we paid.   They were upset because theyasked before that if something like this happens to inform them.  Advised the customer of the amount we paid.  They said they would verify with the county and advise us what they will do next.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044944	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  Borrower was contacted to collect on a past-due loan and promised to pay $600.22.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170047216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower advised that the renters pay late and has to wait to get the funds to pay the mortgage.  A payment for $665.66 was scheduled for 08/29/2019; and another payment for $665.66 was promised for 09/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040462	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2017.  Outbound call to borrower to advise they are still researching the loan and to give a new date of 10/27/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/09/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received and researched
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047165	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  Borrower called regarding payment. Servicer advised borrower that a payment was processed on 03/1/19 and advised that the payment amt is listed on the final modification documents for 3/1/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170044953	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018.  Authorized third party called regarding double payment that was made. Verified payments covered October and November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170040563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 09/16/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	07/30/2019
170042837	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Borrower called in to make a payment over the phone of  $2745.68
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170047194	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  On 08/30/2019, the borrower called to schedule a payment over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170047136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2018.  The borrower called in regarding a short sale advised would need to be reviewed for eligibility. Borrower does not want credit impacted in a negative way, Borrower stated will speak with spouse and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047184	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  An authorized third party called in to advise that they would no longer like to be reviewed for a modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047186	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2017.  The borrower called to verify the insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/24/2019
170047195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170047164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170041551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.  Borrower called in to make a payment of $273.32.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/13/2019
170047188	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2016.  Called and spoke to borrower to collect on past due loan. Borrower cannot commit to pay and stated intentions are to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170047176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170041559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2017.  The borrower made a payment of $463.07 via check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower called in payment of $470.45 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted on 05/16/2018 last reference of reported to MI (mortgage insurance) company.	08/31/2019	07/01/2019
170047170	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  The borrower called and advised that payment had been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170047142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.  The last payment was received on 03/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  Borrower was contacted to collect on a past-due loan and promised to pay $1,586.15 with check by phone. The reason for default was due to excessive obligations and was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 14, 2018. There was no mention of damages.	08/31/2019	07/01/2019
170047189	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  Borrower stated will make payment in the amount of  $561.80 online on 01/23/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170047177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/18/2018 reflects that the property is located in a disaster area due to XXXXX. No damage reported.	08/31/2019	07/30/2019
170044947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2017.  Authorized 3rd party could not commit to pay, workout options reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170047202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170047199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment 09/12/2017, Property is located in a FEMA disaster area for XXXXX, XXXX. No damage noted.	08/31/2019	07/08/2019
170047133	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  The borrower updated their homeowner's insurance information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047174	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  The borrower called in to discuss their payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047120	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2017.  Notes indicate the borrower scheduled a One Time Draft payment for $624.07 effective 3/15/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170044624	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called regarding a non-monitored hazard claim filed for property damage from hail caused on 05/16/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/26/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047169	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 12/30/2017 the borrower stated a tree fell on power lines and theirXXXXdamaging both due to XXXXX. The borrower stated on 03/20/2018 the cost to repair was $3,000 and the repairs were completed. There was no evidence a claim was filed. The comments on 03/30/2018 stated the results of an inspection were uploaded. However, the results were not provided to verify if the repairs were completed.  The damage repair amount is estimated at $3,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX noted on 09/12/2017.	08/31/2019	08/15/2019
170047131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  Commentary states spoke to borrower regarding the status of the account. Borrower scheduled a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 07/10/2017 cites private mortgage insurance original value was deleted and as the loan meets the criteria to drop.	08/31/2019	07/03/2019
170047149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  The servicer contacted borrower in regards to modification closing call.  The borrower questioned increase in principal balance.  The servicer went over the underwriter worksheet and how capitalized arrears and how escrow shortage was spread and late fees waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170044938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  The servicer called and spoke with the authorized third party to collect payment. The authorized party made a promise to pay $817.64 online on 07/10/2019. The authorized party verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170047172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Borrower called in to make a payment by phone on 08/22/2019. Was unable to evaluate the borrower for a workout option as borrower was not interested .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047190	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2017.  Associate made contact with borrower who stated they would make payment at branch on 03/03/2017. RFD cited to be illness of borrower.m Comment dated 02/22/2017 cites spouse just became recently unemployed and they are not able to bring the loan current and requested assistance. Associate reviewed the options with borrower and informed they sent workout package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property loss comment dated 10/22/2018 cites authorization provided to branch to endorse and release claim check in the amount of $4,094.59 for date of loss 09/14/2018 due to XXXX. Property was cited as being located in a FEMA declared disastera area due to XXXXX cited on 09/19/2018.	08/31/2019	07/30/2019
170047192	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower called in regarding the resolution letter they received. The borrower had requested to be removed from a loan modification review and the loan modification effective XX/XX/XXXX. The borrower was advised of a payment history that was sent to show how payments were applied/ the borrower advised they would be making a payment the next day to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower paid by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170047185	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  On 02/05/2019 spoke to the borrower and advised the signed mod docs were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170047138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170047122	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018.  Commentary states borrower called in regarding payment questions and scheduled a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported damage on 12/5/2017 due to XXXXX on 8/29/2017. Damage to the drywall, cabinets due to water damage. No insurance claim is evident. An internal inspection was completed on 2/8/2018 with the result of 75% complete. No further updates had been provided.  The damage repair amount is estimated at $12,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 8/29/2017.	08/31/2019	05/16/2019
170047218	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  The borrower attempted to reach their representative, but they were unavailable. Borrower requested payoff amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower called to make a payment in the amount of $533.01 dated for 05/13/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047140	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment dated 09/24/2018 reflects that the property is located in a disaster area due to XXXXX XXXXX. No damage reported.	08/31/2019	01/07/2019
170047108	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041361	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Borrower promise to pay on 08/27/2019 the amount of $1,040.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/18/2018 due to XXXXX.  Damage was noted on 11/29/2018 to the doors and gutters and theXXXXof the guest house.  The borrower noted on 01/11/2019 that FEMA paid $682 for food replacement and a tree removal.  The borrower noted repair costs of $1200 to date and more repairs to be completed.  The estimated repair percentage was 50%.  The borrower requested more time to complete the repairs on 01/14/2019.  There is no evidence of a claim being filed or an inspection confirming repairs were completed.  The damage repair amount is estimated at $1,200.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 10/26/2018.	08/31/2019	08/26/2019
170047124	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The borrower called to make a payment scheduled for 08/16/2019 in the amount of $722.09.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/26/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed credit reporting information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	09/03/2019
170047111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower called regarding the general status of the loan. The borrower asked if the insurance would be included in the new mortgage payment. The borrower was advised it is part of the escrow and will be paid in the mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170047118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Borr called to make a payment iao $1051.80 on 02/25/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170047115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a XXXX as noted on 10/27/2016.	08/31/2019	07/12/2019
170047203	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170047121	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  The borrower called in and promised to make a payment in the amount of $800.00 at the Bank Branch. The servicer updated the borrower's financial information and declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/20/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	08/31/2019
170041555	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  The borrower called in to make a payment in the amount of $1010.99. Loss mitigation options were discussed but the borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170047135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2018.  Borrower called to make a payment in the amt of $496.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170047191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The borrower was advised that the modification was complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 08/31/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	05/30/2019
170041543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster XXXXX on 8/25/17 with no damage to the property.	08/31/2019	07/23/2019
170040598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 07/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Borrower called on 07/19/2019 and 07/05/2019 to schedule payment. Spoke with borrower regarding the modification offer.  After explaining the terms, the  borrower does not accept the modification.  She stated she will bring the account current on her own this week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA Disaster XXXXX 12/12/2017	08/31/2019	09/03/2019
170047125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  The borrower called in for assistance with their online password. The borrower made a promise to pay $1369.81 online. The reason for default was noted as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2017.  Borrower called with a promise to pay $580.02 through desktop phone fee was waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170044945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018.  The borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170047116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  The customer made a payment and advised there was an illness in the family which caused delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2018.  The borrower was contacted regarding the final loan modification documents. The borrower was advised the foreclosure was suspended. The borrower advised they had signed the modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170047110	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2017.  The borrower requested an escrow analysis. The agent advised that the escrow shortage would be spread out over the next 12 month payments  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2018.  Borrower explained will not be accepting the flex modification that is being offered and will move forward with paying the reinstatement quote to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170044599	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  02/06/2018 inbound call borrower requested loan, borrower unable offer down payment for assistance  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170047162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Spoke with borrower, borrower called in to make a payment iao $120.40
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170041350	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2018.  The customer called in to make a payment arrangement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/07/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer id disputing the current balance on the account as well as the past due amount. The servicer validated loan documentation and found that it does not match in the system of record.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170047109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041353	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2018.  Borrower called in for a status update on the postponement request. Foreclosure status is active and a work order opened.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/17/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received from XXXXX and has since been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170047217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018.  The agent called the borrower to discuss the closing of the loan. Borrower was thanked for the participation in the home preservation review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 9/25/2018. No damage noted.	08/31/2019	07/30/2019
170044604	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower authorized a payment in the amount of $1649.92.  The borrower noted was injured at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is vandalism.  The borrower reported property damage on 11/15/2017 due to a break in and stating there was a lot of damage.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044603	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2017.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047171	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2018.  Borrower called to make a payment in the amount of $808.32.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170044606	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  On 06/04/0219 the borrower called in to setup a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170047112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  The borrower was contacted to secure payment. The borrower stated they had made a payment of  $931.88 at a bank branch that day. The borrower inquired on waiving the late fee and was advised of one courtesy waive per twelve months. The borrower stated temporary curtailment of income due to delay in the their paycheck.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170047105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  Borrower advised the loan modification documents need to be resigned with a Notary due to a date and signature mismatch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to a natural disaster as cited on 06/27/2018. Mortage insurance review cited on 03/06/2017.	08/31/2019	06/06/2019
170040546	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2018.  Borrower called in to make payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage due to XXXXX.  The borrower stated on 12/15/2017 that theXXXXleaked causing XXXXing and the repairs are 50% complete.  The cost of repairs is $11000. No further comments to indicate if the repairs have been completed. There is no evidence of claim filing or an inspection confirming repairs were completed.  The damage repair amount is estimated at $11,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017.	08/31/2019	08/13/2019
170041358	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The customer made a payment on the account. The RFD was due to a curtailment of income. Loss mitigation options were discussed however the borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 09/14/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	07/11/2019
170041355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2017.  On 06/21/2017 spoke to borrower and they promised to pay at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041322	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2017.  The borrower was contacted to secure payment. The borrower was not able to make a payment and stated long term hardship due to illness of spouse causing them to be out of work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041354	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2018.  The borrower called to inquire about adding spouse to loan. The borrower was advised spouse has to income and credit qualify. Assumption will allow the terms to stay the same...borrower declined. The borrower made a payment online in the amount of $1438.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX FC Referral Hold released. No damage reported.	08/31/2019	05/06/2019
170041338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The borrower was contacted to review the payment history and escrow shortage. The borrower requested for the representative to review the modification terms. The borrower requested a call back on 3/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/29/17 FEMA declared disaster area for XXXX.	08/31/2019	06/03/2019
170041539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  Borrower called to get modification terms; stated did not want automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA Declared Disaster area 09/10/2017; repairs are completed and claim was closed 05/21/2019. Borrower did not respond to 90% inspection request and servicer classified claim as non-monitored on 05/21/2019 and closed claim.	08/31/2019	05/21/2019
170041324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018.  The co-borrower called in and scheduled two payments in amount of $1540.12 each to be drafted 01/12/2018 and 01/29/2018 and was provided with the confirmation numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041328	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  The authorized third party called in to inquire about taking over the loan from spouse due to a divorce. The agent advised that the options to take over the loan would be refinance or mortgage assumption. The third party stated was awarded the property in the divorce and this is her primary home. The third party was advised cannot start application or apply until borrower calls in to place a separate authorization because the current authorization does not allow her to make any changes. The agent explained the assumption process to authorized party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170040597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170041540	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On XXXX the account noted, the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	04/02/2019
170041333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170041360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  The authorized third party called for a status update. The agent advised a reinstatement letter would be mailed out with the next payment due. Confirmed funds were received to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 9/24/2018. Home sustained minimal damage $100.00 for missing XXXX borrower made repairs and was 100% complete on 1/28/2019.	08/31/2019	07/24/2019
170047137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  The servicer called and spoke with the borrower to collect on past due loan. The borrower made a promise to pay $355.78 at the bank branch on 03/08/2019. Borrower stated has been ill since October and is not working as much and hopes to bring account current when they get their income taxes. The agent offered options and the borrower advised not interested at this tme.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 10/17/2018 reflects that the property is located in a disaster area due to XXXX. No damage reported.	08/31/2019	07/11/2019
170041341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The borrower was contacted to secure payment. The borrower made a payment in the amount of $266.12. The borrower stated the reason for default was due to their pay schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170040626	3	[3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  On 08/30/2019 a request was made to have the borrower supply a copy of a release of lien or proof of a payment plan for multiple liens listed on title in favor of a third party company. There was no evidence of a resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170047159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower called to make a payment, discussed hardship and declined assitance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170041335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  inbound call for requesting that additional payment be applied to principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  The borrower called to make a payment of $348.58.  They discussed payment that was applied to escrow will be reversed and applied to normal payment.  They have had medical issues and were not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041309	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  spoke with borrower to collect past due payment, borrower advise payment will be sent in today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170047106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2019.  The last contact was made on 5/4/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170044647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2019.  The borrower called to make payment and discussed their repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170041329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The borrower called in and the agent took a complete promise to pay and suspended recurring payment withdrawals.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041304	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2019.  The borrower scheduled a payment on 01/26/2019 in the amount of $723.29, and declined workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 10/29/2016 the account noted, the property was located in a FEMA declared disaster area due to XXXXX.	08/31/2019	07/10/2019
170044602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  The borrower was advised that the payment was returned and will be drafting again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170041302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  The borrower called with questions about payments.  They were given new payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/14/2019
170041298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170044593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170041331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  The borrower called to make payment in the amount of $1156.92 scheduled for 02/20/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041301	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  The last contact with the borrower was on 0XXXX. The borrower gave permission for his spouse to be added.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170047163	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170041316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The borrower called in to report a insurance claim due tooXXXXdamage. The borrower advised receipt of two checks in the amounts of $1618.24 and $52,347.23
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170041531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The customer called in informing the servicer that an online payment was scheduled and inquired about late fee removal. The rep also informed the customer of assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041318	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The borrower called in with wire information to reinstated the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170041317	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to straight line winds, tornadoes and XXXXing from 05/07/2019-06/09/2019 "XXXXX". No property damages were reported.	08/31/2019	06/04/2019
170041532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018.  Borrower advised not interested in a loan modification and wished to discontinue the process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Outbound call to borrower.  Borrower made payment over phone with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A Fema Disaster due to XXXXX declared on 9/14/2017. The property was impacted, however the repairs have been completed. Property inspection completed on 9/1/2018 and claim closed on 9/16/2018.	08/31/2019	09/03/2019
170041362	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called on 08/30/2019 to schedule payment. Associate contacted borrower on 07/17/2019. Borrower stated they were at work and could not talk at this time. The borrower called in and made a payment.  The borrower declined loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX notated on 8/30/2017.	08/31/2019	08/30/2019
170041285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The borrower called in to make a payment and declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170041337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2018.  Outbound call, she promised to pay $932.45 today.  Not in need of assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Monitored claim 5/9/16. Loss draft received $12436.56. 5/26/16 draw issued for $3109.13. 6/6/16 draw issued $2390.87. 8/9/16 draw issued $1734.14. 8/19/16 draw issued $3765.86. 8/25/16 100% completion inspection. 9/6/16 draw issued $1436.56.	08/31/2019	07/29/2019
170041299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2017.  The borrower spoke to the servicer about loan status and modification status. Modification has been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  The borrower called in and made a payment in amount of $11.48 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment dated 04/11/2019 reflects that the borrower may have been impacted by XXXXX. No evidence of damage reported.	08/31/2019	06/28/2019
170041330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  The borrower made a payment in the amount of $837.23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  The borrower made a promise to pay online 01/24/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170041529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  Borrower called to make a payment in the amount of $689.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  Borrower inquiry in regards to having a family member taking over the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Commentary states borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017. No damage to the home.	08/31/2019	08/15/2019
170047224	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Authorized third party stated will make payment in the amount of $730.34 in the branch on 06/08/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 05/29/2018 due to XXXXX.  Damage was noted to theXXXXand repairs needed in the laundry room. The repairs are estimated at 80% complete on 05/29/2018 and cost out of pocket was $4000.  FEMA funds were received in the amount of $1500 but no claim was filed.  There is no evidence of an inspection confirming repairs completed.  The damage repair amount is estimated at $4,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 08/29/2017.	08/31/2019	09/03/2019
170041306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower authorized a payment in the amount of $2273.38.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170040419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  On 01/28/2019, the authorized third party made payment on account and requested payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170040660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $1142.41 effective 5/3/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/02/2019
170041541	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170041274	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/19/2019
170041291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  On 4/29/2019 Borrower called about an internet/online problem which was preventing Borrower from making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170041275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047114	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170046770	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018.  Borrower stated will make payment in the amount of $2377.88 in the branch office on 11/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170047155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called to make a payment of $1492.06 for 5/16/2019 and to discuss the escrow and payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047154	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018.  The borrower called in to discuss a reinstatement quote.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046769	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  Borrower set up payment and cited servicing problems.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster aread due to XXXXX on 12/20/2017 and XXXXX on 11/01/2016.	08/31/2019	07/12/2019
170041315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $932.82 effective 5/17/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170041357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  The borrower called regarding Feb 21st payment which may be returned due to insufficient funds, however the funds are available now.  The servicer advised the payment is not reflecting as returned but if it is, another attempt will be made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040625	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170041287	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower was called on 8/29/19  and a payment was requested. The borrower made a $774.21 payment and promised to pay the $8.03 fees and late charges due.  Excessive obligations caused the late payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  Borrower called in to verify account information and was advised  loan modification was completed and account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041314	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  Authorized third party borrower daughter called in disputing charge for lender place insurance and request to get a copy of the policy.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 07/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  The servicer contacted the borrower to collect on past due loan  the borrower promised to pay $800.56 at bank branch on 07/01/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170047151	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170040418	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The servicer discussed payment information with the authorized third party.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170040588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  On 12/29/2017, the borrower called to inquire about insurance policy information, and the policy was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on XXXX.	08/31/2019	06/26/2019
170046765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  The borrower disputed that the account was not delinquent in November 2017.  The payment history was reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047200	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041524	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/01/2019
170047104	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $562.80 effective 6/29/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170041554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  The borrower stated that she made a payment then disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/18/2019
170041276	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2017.  The customer called in a payment of $749.28 and counseled on options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Borroer called and stated that the insurance carrier is changing.  He stated new carrier will be calling to provide the insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046753	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Borrower called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  Servicer advised of terms of approved trial plan. Borrower declined workout.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area declared on 07/09/2019 for severe XXXXs, tornadoes, and XXXXing; no evidence of damages.	08/31/2019	08/06/2019
170046773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046074	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The borrower called to confirm receipt of a Western Union payment. The borrower was advised to follow up the next day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area for XXXXX. 1/10/18.	08/31/2019	08/23/2019
170040612	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 07/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The servicer called the customer to advise of the past due loan. The customer stated will contact their relative to make a payment. The customer does not plan to sell the home..
On 08/27/2019 the borrower was called and  stated would be making a payment this week however amount was not disclosed  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170046755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046759	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170041289	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower called in to set up payments for July and August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170046774	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2017.  The borrower called to check on the general status of the loan. The agent advised that thee final modification documents were received and the 1st payment is due 06/01/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170044601	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Borrower was advised that their concerns was still being researched and was given a new expected resolution date.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/09/2018.  The dispute type is Written and the reason is Note/Modification/ Billing.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was concern about his principal increasing due to 2 modifications and the escrow shortage. On 5/24/2019  a written response was sent to the borrower advising that they have enclosed the prior response dated 1/19/2018 that was not enclosed with the response letter dated 4/12/2019. The servicer apologize for for any frustration and confusion.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Executive inquiry was cited as being resolved on 07/03/2019 informing borrower the increase in the UPB was due to a XXXX modification.	08/31/2019	08/27/2019
170046771	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  The borrower called to request a correction on the misapplication of payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170044605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2018.  Spoke to Borrower and $1,117.50 on line by 09/19/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/12/2017 due to XXXXX.	08/31/2019	05/28/2019
170046754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170046701	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2017.  Outbound call to borrower to collect on past due loan. Borrower promised to pay $914.34, at Bank Branch on 7/21/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046748	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Outbound collection call to borrower resulted in the borrower disputing the amount due. Stating when the account was reinstated all fees were taken care of. The account rep state the funds received was $4,673.94 which is exactly 6 payments leaving nothing left to apply to fees.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/26/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing fees were owed.  Agent explained that there no fees due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  Borrower called in to confirm they had scheduled one payment, not two. The one payment was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046750	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  The customer expressed excessive obligations and was informed on home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2018.  Borrower called to make payment in the amount of $616.69
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/30/2019
170046695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041292	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170040460	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2018.  The borrower called wanting to set up automatic payments.  The servicer advised they need to discuss with customer servicer and that modification was complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046712	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  The borrower called to confirm the payment details the servicer advised of the amount due and the late fees from 2017, the borrower stated he should not have any late fees he will contact his agent regarding this.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170041307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Borrower made a promise to pay $858.16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to XXXXX which occurred on 09/10/2017. No property damages were reported.	08/31/2019	05/23/2019
170046764	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  Executor called with questions about payments. Servicer advised of payment change on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041517	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170046768	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/16/2019
170048223	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2018.  Borrower set up a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Payoff request was received through the automated system on 08/09/2019.	08/31/2019	08/09/2019
170046746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Borrower called with a promise to pay $1700.00 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046751	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The borrower called to make a payment and stated they are unemployed and not receiving benefits.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046709	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The borrower called to make a payment of $623.45 for 3/8/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170041518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Borrower stated she will send same-name affidavit so modification can be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170041513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170046742	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2016.  The borrower stated they will pay $942.38 online on 11/16/2016
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046743	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018.  The borrower was called on 8/17/18 and a payment was requested.  The total amount due was provided and a $1458.56 payment was scheduled.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/11/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the credit rating. The servicer researched the payment history and found that it was reported correctly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170041320	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The customer called to make a payment of $584.31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170046758	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2017.  Borrower was contacted regarding homowners insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170047103	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  The borrower called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170046726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2016.  Authorized third party was contacted to collect on a past-due loan and a payment was made. The reason for default was due to illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	08/17/2019
170046740	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  Borrower called and stated he made 2 payments at branch office but only one was posted as regular payment. Servicer corrected payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2018.  The customer called in to confirmed their modified payment and confirmed auto pay set on the account. Borrower called to let servicer know they mailed the final modificatino documents yesterday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notation on 12/15/2017 reflects the subject property is located in FEMA disaster area for XXXXX (XXX). No damages were reported.	08/31/2019	07/05/2019
170046733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2016.  The borrower called to make a payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170041510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  Borrower declined modification review and confirmed a payment would be made at a branch location.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in FEMA disaster area for XXXXX on 08/31/2017. No damages were reported.	08/31/2019	07/29/2019
170047182	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  Borrower called to make a payment iao $1679.84 she also stated she signed the final modification documents with the notary.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170047212	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  The borrower stated they had a excessive obligations and made a payment in the amount of $1284.14.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 0XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit disputes current and past balances and/or amount past due. Review resulted with no adjustments made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041536	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018.  The borrower called and stated they paid at a bank branch.  The reason for default was not in the list.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046698	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  The borrower called in regarding general status of the loan and to thank the agent for assisting with the modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A check in the amount of $3054.06 was received for XXXX/wind damage cited on 05/27/2017. The claim was classified as non-monitored. The check was endorsed and released to the borrower on 06/29/2017.	08/31/2019	04/12/2019
170046752	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2018.  Outbound call made on 3/15/18 to advise the modification closed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/01/2019
170046720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2017.  The borrower stated they will make a payment of $997.37 online on 03/08/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170046762	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170044595	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170046689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2017.  10/02/2017 - Borrower called to make payment in the amount of $284.19 with check by phone -- discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170041280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2018.  Spoke to the borrower and inquired if the borrower still needed assistance as the loan was reinstated. The borrower advised they were no longer in need of assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  The borrower called with general account questions and their HAMP incentive.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041512	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170041514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040543	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  The borrower promised to pay $800.00 at the branch today.  The reason for default is due to being self employed and waiting for funds. The customer verified that the property is owner occupied and intent is to keep property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	08/20/2019
170046741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2018.  The servicer called the borrower inform the borrower of the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower contacted the servicer on 08/01/2019 to schedule a payment in the amount of $1,519.08.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170041553	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2018.  The borrower stated that she received a refund check from XXX that has her name & the deceased co-borrowers name. The agent advised to contact the insurance processing center and have them removed the name and reissue the check. The agent also advised to refinance or assume the loan to have the deceased borrower removed from the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  Borr called to make a pmt iao $1918.29. Curtailment of income and not interested in a loan mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170046721	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2018.  The last contact was made on 9/7/2018, in which the borrower scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170041530	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2017.  The borrower called regarding the loan modification and if the new payment included the escrow. Wants to set up automatic payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2019.  The last contact was made on 6/30/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  The borrower called in to schedule a payment and requested an autodraft every 2 weeks beginning next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/20/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	08/23/2019
170046688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  Borrower called to request an escrow analysis and for the tax bill to be corrected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046684	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2017.  Outbound call to borrower to the borrower to collect on the past due amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170046727	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower authorized a payment in the amount of $289.70.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170047157	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2019.  The borrower made a one time draft payment in the amount of $1096.24  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170046718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2018.  On 9/18/2018 Borrower called about money misapplied and asked for it to be refunded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046639	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170041288	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170046719	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2019.  The borrower made a payment by phone for $1,000.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046646	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170046677	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/12/2019
170041321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  Commentary states borrower called in to make a payment on the account and advised of reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046703	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2019.  The borrower called to make payment of $262.77 via check by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  Comments on 01/19/2018 referenced damages due to neglect. The notes on 01/29/2018 referenced an inspection showed no claimable damages but cited wear and tear and deferred maintenance. Damages include worn roof, worn siding, worn fascia, and worn rotting wood. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/11/2019
170046715	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2017.  The servicer received an email correspondence from borrower regarding a change in insurance carriers; however, the borrower did not provide details of the new insurance company. The servicer placed a stop on the loan on disbursements until 02/13/2017 provided the mortgagee clause is correct.  No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046641	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  The borrower called in to discuss the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046687	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2016.  On 10/16/2016, outbound call. The borrower promised to make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041278	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  01/17/2018 - Borrower called - advised borrower of status of loan - borrower stated will make payment in February and try to bring loan current in March
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170046707	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Borrower called in and made a payment to account.  They are not interested in home preservation options and have had a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2017.  The last contact with the borrower was on 03/13/2017. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170046633	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046642	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2016.  Outbound call was placed to borrower in regards to balance due on account,borrower ptp $909.74 via mail on 12-7-16  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Borrower called regarding payment made 08/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: There is no indication of any current property damage pending from XXXXX.	08/31/2019	08/20/2019
170041303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  On 7/17/2019, borrower called and promised to pay by phone $464.02
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170046657	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  The borrower called with general account questions. The borrower was offered loss mitigation assistance but could not commit to pay as they are on fixed income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/21/2019
170046672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2018.  The borrower was contacted and had made a payment the prior week. The borrower will make another payment as soon as they are able.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170041507	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2017.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041326	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170046713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2018.  The customer made a payment at the branch on 07/21/2018.  Borrower has excessive obligations due to XXXX of XXXX bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170046697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  On 03/14/2019, outbound call. The borrower was informed of current foreclosure status. The borrower was informed to sign final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170046662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called to schedule payment. The customer made a payment and confirmed home preservation options were not needed cited on 03/28/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048457	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170046761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  The borrower called on 3/15/19 and promised to make the payment via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170046676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2018.  Called borrower, who promised to pay on the 12 of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048458	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170046622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  Borrower was contacted on past due loan and cannot commit to pay.  Borrower not interested in home preservation options.  Borrower said always gets paid by the end of the month and doesn't know why all of a sudden getting calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170046739	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  On 01/31/2018 Borrower was called in reference to past due payment. Borrower promise to pay online on 01/31/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/12/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  12/12/2017 Commentary states credit dispute. The dispute was reviewed and account status was updated. Issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170047129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Outbound call to borrower to collect on account and borrower stated wasn't aware payment had not been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/26/2019
170048459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  Borrower called in to advise of intent to make payment iao 481.37 online on 8-219
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046683	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2018.  Borrower called made promise to pay. Reason for delinquency was cited as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/07/2019
170046766	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  An outbound call was placed to the borrower to follow up on an inspection. The borrower advised repairs are still on going. The borrower stated tiles were ordered and taking a lot longer being that so many properties in XXXXX were damaged and have same tiles. The borrower was advised to continue to follow up and call if ready sooner.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 09/14/2017. Damage was confirmed 90% completed on 04/09/2019.	08/31/2019	06/06/2019
170047113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Borrower promised to pay $2423.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170046694	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The authorized 3rd party called to make a payment and to set up a future payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/27/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment Dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170046679	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2018.  Letter from borrower requesting deceased borrower's name be removed from the loan.  XXXX certificate was provided.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170046670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2018.  Borrower called to see if he could have his escrow account analyzed and requested property tax research saying he is 100% exempt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170046664	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2018.  The borrower was contacted to collect on the past due payment. The borrower advised the RFD is due to excessive obligations and promised to make a payment by 11/30/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170046651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 06/01/2021.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/24/2019
170046632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called in to schedule a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called made promise to pay RFD sick family member(XXXX) and curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170046669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The customer made payment in the amount of $859.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170048467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  The borrower called requesting  a copy of the XXXX modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); no damage reported.	08/31/2019	06/25/2019
170041506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Associate contact the authorized third party. ATP scheduled payment for 08/19/2019. Borrower stated work has been slow and made payment in the amount of $1162.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170041334	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2018.  The borrower called accepted mod offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170046674	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 10/4/16 with no damage reported.	08/31/2019	07/27/2019
170046623	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2017.  Servicer advised authorized 3rd party to inform that the assumption and modification process is completed and account is current  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  Authorized third party called in with payoff questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170046729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  On 03/22/2019, the borrower called to verify account status. The borrower was concerned about payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170046645	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Commentary dated 11/28/2018 indicates a referral was received via damage report on 11/26/2018 for unspecified damages. No claim will be filed due to property being occupied. There was no evidence of any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170046658	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The borrower called promised to pay.$555.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170046660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  Inbound call to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170046667	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Borrower called in to make a payment to account for $763.95. Servicer advised it would take 2-3 weeks to send out the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called in to make a payment in the amount of $647.66
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170046671	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  The last contact with the borrower was on 01/17/2018. Workout options and the reason for delinquency was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  The last contact was made on 4/9/2018, in which the borrower indicated will make a payment in the branch on 4/12/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170048434	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower called to make a payment. Borrower was concerned about the late fees, one late fee was waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 08/31/2019 : Loan was brought current without direct contact.	08/31/2019	08/31/2019
170041492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2017.  The borrower stated that insurance company cancelled coverage due to servicer telling them loan was in foreclosure.  They need something showing account is in good standing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170046655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2018.  The borrower called in to change the recurring payment withdrawal amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/18/2017. There is no evidence of damage to the property.	08/31/2019	07/09/2019
170048427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2017.  Called borrower and advised that the modification was finalized.  Advised of the process moving forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  The borrower called in to make payment to the loan.  The late payments were caused by excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048463	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  The borrower called to get her insurance information so she can set up a claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 09/24/2018 the borrower advised theXXXXwas damaged due to XXXXX and water came into the home causing more damages. The comments on 10/05/2018 indicated a claim was filed for the damages caused by the XXXX on 09/13/2018. There was no evidence of any funds being received for the claim. There was no mention of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX (XXX) noted on 09/24/2018. No damages were reported.	08/31/2019	08/23/2019
170041511	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The borrower had requested an explanation of fees on the account following reinstatement. The borrower was informed research has not yet been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046673	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2018.  On 01/18/2018 Borrower called requesting to have November fee applied to principal and waived. A request was opened to have funds applied correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170048464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  The borrower called in regarding status on their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; no evidence of damages.	08/31/2019	08/09/2019
170041490	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called to make a payment for $897.29, effective 5/14/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170048454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  On 01/24/2019 borrower called in regarding escrow statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  the customer called and provided a one time draft in the amount of $1467.47
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170047150	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2017.  On 06/15/2017 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/12/2017 due to XXXXX.	08/31/2019	07/15/2019
170046624	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170040621	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  On 04/23/2018 the borrower called to ask questions about the payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/09/2017 due to XXXXX.   Damage was noted to theXXXXand floors.  The borrower called in to request a branch endorsement for two claim checks totaling $8827.10.  The borrower stated the funds weren't enough to hire a licensed contractor. The borrower was denied on 12/08/2017 to have the checks endorsed at the branch due to delinquency.  The borrower noted on 12/18/2017 the damage was estimated at $20000.  The borrower noted on 02/13/2018 repairs were completed to 70%.  There is no evidence of the claim checks being received or inspection to verified are completed.  The damage repair amount is estimated at $20,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on XXXX.	08/31/2019	07/15/2019
170048465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/01/2019
170048416	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower made a one time draft payment in the amount of $1778.97
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The borrower called to make a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170046663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2017.  On 11/20/2017 the Borrower called for refinance information and maintenance request. The Borrower was transferred to a specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041504	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2017.  The borrower call in to make a payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The borrower spoke to the servicer about the account and made a payment.  They have had excessive obligations and were not interested in assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170048439	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower stated they had a curtailment of income and made a payment of $1,250.44.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170046625	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2017.  Borrower inquiry in regards to the general status of the loan and stated their payment did not go through. Associate confirmed with customer and was advised payment did not go through and borrower scheduled another payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048453	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXXX protection. No damage reported.	08/31/2019	07/30/2019
170046656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018.  On 8/17/2018 the Borrower called and accepted a promise to pay $726.72 by 8/20/2019 via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2017.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170041290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  On 07/18/25019, the borrower called to schedule a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044759	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048420	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  On 03/29/2019 the borrower was called to collect on past-due loan/
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  Borrower called and stated will make payment in branch office on 09/26/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170048417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2019.  Soke to Borrower and they mae a payment in the amount of $935.79.
On 08/24/2019 the borrower called to make a payment for 524.22.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170048451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170048426	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170046725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018.  12/19/2018 - Borrower called to make a payment in the amount of $549.72 online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/24/2019
170046650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2018.  Borrower was unable to make a payment or offer a plan start date at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/26/2019
170048462	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/15/2019
170048442	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  Borrower promised to pay $689.35 at the branch on 06/29/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2018.  11/09/2018 inbound call borrower scheduled payment 242.60 , reason for default excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170048423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/09/2019
170046749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046747	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Borrower called on 08/14/2019 inquring how to remove their soon to be ex spouse. Associate informed borrower the loan is not eligible for a name drop assumption due to the no reaffirmed Chapter XXb bankruptcy. The borrower was advised of financial interview and sated they did not want to go through an interview.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170041502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called to cancel the payment she made online because the account is set up on auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170046767	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  Borrower declined modification offer and made payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170048444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  Call borrower regarding past due payment, a payment in the amount of $400 was promised by 11/28/18 to be paid at the bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/06/2019 cites loss draft check endorsed and release for $1,18.77 and was sent FedEx and tracking number was provided. On 08/05/2019 claim was classified as being non monitored.	08/31/2019	08/06/2019
170041489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  Called the borrower regarding final modification documents. Advised received documents and meeting with notary tonight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170048438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  Comments show borrower contact regarding loan status and payments. Borrower advised they would make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170048424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Borrower stated payment was sent for $7012.82 via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170048431	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  The borrower stated they made a payment and was advised of loan tracker.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170046738	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower called in payment of $689.87 by phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/10/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed the date of the last payment. There were not images associated with the dispute. Issue has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170048466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2018.  Authorized third party called to advise that she wired the funds to reinstate the loan today in the amount of $9426.70. Advised the borrower that the funds is not showing it has been received as yet and follow up in a couple of hours. Also advised foreclosure sale schedule date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041485	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  According to notes dated 7/2/19, borrower called- made payment- also a3p called, regarding a ptp.  (also had a call from an unauthorized 3rd party.- regarding payment application.)  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster XXXXX 09/2017. No damage noted.	08/31/2019	07/03/2019
170048452	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170046640	3	[3] MI Not Being Paid As Required

[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017.  Servicer advised of the terms of the escrow on the modification agreement and that the modification was complete.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 11/29/2016 the comments referenced a claim for $8,832.46 due toXXXXdamages caused on 11/29/2016. The notes stated the check for $3,623.04 could not be endorsed/released and the borrower needed to complete the claim package. There was no further referent to the claim or damages in the commentary.  The damage repair amount is estimated at $8,832.46.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170048469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary dated 12/20/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	05/24/2019
170046692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower confirmed they had made their payment at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170048430	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Borrower called in and said the reason for delinquency was due to illness. Borrower promised to make a payment by phone. Borrower said the secondary reason for delinquency was curtailment of income. Borrower states intends to keep the property and confirms the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048449	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower called regarding her payment. The promise to make a payment in the amount of $950 via check by phone on 5/9/19 and scheduled another payment for 5/24/19 to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048436	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called and made payment on account in the amount of $1537.77
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  07/29/2019 borrower scheduled a payment of $749.83 for 08/02/2019, intent to keep property, not interested in LM, ave email consent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on August 25, 2017. There was no mention of damages.	08/31/2019	07/29/2019
170048450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018.  Borrower called in to confirm receipt of fax.  Agent confirmed fax not received but could call agent's office to obtain insurance information.  Agent noted the information. Borrower stated payment sent via regular mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2018.  The borrower advised they had already declined the modification with another specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170041473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  Payoff was requested and figures were given verballty and sent to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/05/2019
170048402	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  Called borrower to discuss the past due payment on the loan. Borrower said the reason for delinquency was excessive obligation. Borrower said his payroll was behind. Borrower promised to make a payment online. Borrower states intends to keep the property. Borrower confirms the property is owner occupied.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/14/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in a payment dispute, but says will pay online. There were no additional notes or comments concerning the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170048445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  On 01/22/2019 the borrower called about getting a letter stating the loan was reinstated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170046681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  The borrower sent in the tax receipt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170041468	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  On 05/20/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170048429	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2017.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170048382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower called in cannot commit to pay gathering financials and was referred to counseling options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170048435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2016.  Last contact with the borrower they wanted to know if they could assume the loan due to divorce. It was explained to the borrower the title process and income and credit. Borrower previously declined the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048405	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170046637	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  the customer called and provided a one time draft in the amount of $1210.09
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	05/16/2019
170048403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Borrower called in to make a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170048409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  The customer called and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170041474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  The borrower made a promise to pay at branch on 4/19/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170048381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2018.  On 01/29/2018 spoke to the borrower and they promised to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called in to make a payment for 8/30/2019.  Curtailment of Income is still the reason for default.  Borrower occupies property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2016.  Last contact with the borrower they set up a one time draft for 12/30/2016 through desktop with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170048362	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2019.  Borrower advised is not able to commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  Borrower provided the sale date and the reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170041467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018.  The borrower called to make promise to pay $1134.10 via check by phone on 06/11/2018. The borrower stated that they were unable to commit to pay; nor could provide information necessary to make workout decision
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170046675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2019.  On 1/23/2019 Servicer called Borrower for past due payment. Borrower stated there was a curtail in income. Borrower accepted a promise to pay $350.37 by 2/8/2019 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  Inbound call from borrower to discuss the status of the account. Borrower not interested in Loss Mitigation options and accepted 3 payment Repayment plan. Borrower scheduled payments for $2234.70, with check on 1/9/2019 and promised to pay $726.68 on 1/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170047117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2018.  The borrower scheduled payments for  $1348.15 on 02/10/2018 and on 02/22/2018 via check by phone, the borrower does not need any mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mortgage insurance review cited on 04/12/2018.	08/31/2019	08/30/2019
170046073	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The borrower made a one time draft payment in the amount of $1051.43
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/13/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed late payments reporting while the account was in disaster relief (10/02/2017), the servicer validated the payment history and updated the account/ credit report, a letter was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/12/2017 the account noted the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	08/07/2019
170048401	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  Borrower inquiry in regards to the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170048400	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Co-borrower contacted and promised to make 3 payments to bring account current. Two payments were made during contact and third scheduled for 08/29/2019.  The co-borrower stated reason for default was curtailment of income and noted that property was owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower stated they are waiting on insurance claim on property. The details of the damages were not provided. There was no further reference to a claim or the borrower providing documentation to confirm a claim was filed. There was no evidence or any completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 08/31/2019: No property damage update in most recent 2 months notes.	08/31/2019	08/21/2019
170048392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170048366	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170048360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  04/05/2019 borrower made a payment of $1,025.29
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048397	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170046628	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  Borrower called to make payment; stated was not able to access online account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/16/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer updated payment history and account balances. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170048363	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  On 10/06/2016 Borrower called in reference to tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170048461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  On 09/20/2016 the borrower called to get the pay history and mod mailed and change auto withdrawal amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/24/2019
170048370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called made payment $1,037.84.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170041488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2018.  Borrower called and made payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041503	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  Borrower promise to pay on 05/23/2019 the amount of $1,005.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170041455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Third party called in to make a payment in the amount of $823.50.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170041453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170048361	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  inbound call from borrower to process payment via phone  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170040423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170047168	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  The borrower promised to make a payment by 04/19/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170048395	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower called in payment of $671.53 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The customer stated had an inspection completed and theXXXXneeds repairs on 4/30/2019. No evidence of a claim being filed. No updates on the status of the repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170048377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2019.  The borrower call to make a payment of $600.00 for 5/27/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/26/2019
170041483	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  The borrower called regarding final modification documents. The representative confirmed that the documents were accepted on 1/30/19 and will take 2-3 weeks to finalize everything and to have to reflect on the account. The representative provided confirmation number and advised that the borrower can set up automatic payments once the account is brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXX cited on 09/19/2016.	08/31/2019	05/21/2019
170046635	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2018.  Outbound call was placed to borrower to collect past due balance, borrower ptp $516.14 via mail on 11-27-18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower called in to make payment iao $1200.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170048378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  11/28/2018 borrower requested change of account for recurring withdrawal
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170044428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2018.  On 09/29/2018 the borrower called and said they can't make a payment right now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/25/2019
170041487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The inquired on payoff figures.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170044417	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2018.  Outbound call to the borrower to collect on the past due amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170044610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2018.  Borrower received final docs, discussed terms will have notarized. no further questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/12/2017 due to XXXXX.	08/31/2019	07/19/2019
170048383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  On 01/31/2019, the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044399	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/04/2018
170048410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  The borrower inquired about their loan status and payments.  A promise to pay was taken and the borrower refused mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170044412	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  The borrower stated would make the payment online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/03/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Servicer responded on July 25, 2017, to the customer's concerns about the credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX and noted on 10/10/2018.	08/31/2019	06/06/2019
170048394	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The servicer called and spoke with the borrower to collect payment. The borrower could not commit to pay and stated normally has auto draft and will check on the issue. The borrower stated default due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046736	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170048365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The borrower called in and made a promise to pay $1019.40 at the bank branch on 02/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment dated 09/12/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	07/30/2019
170041456	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170041445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170048368	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170048399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2019.  Borrower called in and made a future dated payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; no evidence of damages.	08/31/2019	06/06/2019
170048367	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  The customer set up a recurring withdrawal.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048384	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170048447	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2017.  Borrower set up a payment and advised of temporary hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170048379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170048388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  The customer called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170048408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Inbound call from borrower for general account status questions, advised borrower account is in a loan mod, borrower was upset and stated did not want any assistance with account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044420	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  Borrower called to check the status of the signed documents they sent back had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: From 07/01/2016 - 06/30/2019 there was no contact with the Borrower. The loan is currently Performing.

			Disaster declared 09/15/2017 due to XXXXX.	08/31/2019	05/25/2019
170046627	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Borrower was contacted to collect on a past-due loan and promised to pay $1,119.91. The reason for default was due to borrower's illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On 02/26/2019 the comments stated an damaged referral was received due to an inspection conducted on 02/21/2019. The inspector noted damaged to theXXXXand siding was discolored. On 04/30/2019 the comments stated the property was reporting occupied and a claim would not be filed. There was no evidence to any repairs being completed.  The damage repair amount is estimated at $0.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170044398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2018.  Borrower called and paid by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170044403	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170046636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower made a payment of $498.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170044431	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  The borrower was contacted about payment then due and stated would pay on line 05/15/2019.  The borrower stated temporary hardship now over and should be paying during grace period going forward.  The borrower stated the property was owner occupied and updated the contact email address.  Borrower noted was self-employed on 02/22/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170048440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower made a promise to pay for $428.38
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170044608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  The borrower contacted the servicer on 07/25/2019 to schedule a payment in the amount of $757.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 11/18/2018 reflects that the property is located in a disaster area due to XXXXX XXXXX. No damage reported. Comment dated 01/22/2018 reflects that the property may have been impacted by XXXXX. No damage reported.	08/31/2019	09/03/2019
170048468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Borrower called made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170041441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2016.  The borrower informed the servicer of XXXX representation and made a payment of $1,277.48.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on XXXX. No damages were reported.	08/31/2019	07/30/2019
170048406	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2017.  The representative called the borrower to collect on past-due loan. The borrower made a promised to pay $1519.89 online on 1/31/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044432	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  inbound call from borrower to inquire in payment question and also modification questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170041484	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  The borrower called to advised need name change.  The borrower was provided with address and fax number send in correspondence.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2018.  The Borrower's last contact  was an outbound call on 07/31/2018. The Borrower scheduled a same day down payment in the amount of $518.53 to set up a Workout plant start date for 08/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170044414	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Authorized 3rd party could not commit to pay nor provide information necessary to make workout decision  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044422	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2019.  The borrower made a payment by phone for $1,000.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 01/20/2018 reflects that the property is located in a disaster area due to XXXXX. No damage reported.	08/31/2019	07/29/2019
170041442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Borrower called in with questions about tax refund sent to the servicer and was advised it there was none.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2018.  Outbound call to borrower, the borrower wanted to verify payment amount, will make payment online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170044381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2017.  Outbound, Borrower advised will make on line payment 5/14/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Co-borrower called in to make a payment.  Co-borrower expressed had wedding, baby, and college expenses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044378	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  On 08/21/2019 the borrower made a payment with rep.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044367	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170044402	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170044360	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2018.  On 01/25/2018 the borrower called in to verify payment details ; Borrower states will bring loan current with taxes,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170041440	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  The borrower was contacted and advised of the loss mitigation decision. the borrower was advised on liquidation options and declined a short sale. The borrower was advised of the telephone number for State assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044429	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Spoke with borrower, borrower called in to make a payment for $893.58.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/15/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040642	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  Spoke with authorized third party advised modification is pending completion and processed payment for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/13/17 FEMA Declared disaster area for XXXXX.	08/31/2019	07/30/2019
170044418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower made a promise to pay $4566.04 at the branch. The RFD was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170044386	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2017.  03/22/2017 - Borrower called with questions about payments -- discussed options  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area -- XXXXX	08/31/2019	08/21/2019
170048356	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Borrower called to make a payment by phone for $762.56, on 6/25/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170044366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170041457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048428	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  On 05/24/2018 the borrower called to to change payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 05/23/2018 reflects that the property was located in a FEMA natural disaster area due to XXXXX.	08/31/2019	07/30/2019
170044397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170041443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2019.  Borrower called in to make a payment over the phone in the amount of $929.94.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2016.  Borrower said was calling back to speak with refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX (XXX) declared on October 10, 2017. There was no mention of damages.	08/31/2019	07/30/2019
170041437	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2017.  The borrower authorized a payment in the amount of $613.04
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/11/2019
170048390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	07/11/2019
170044388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Inbound call from borrower regarding XXXXX rejecting the payment. Borrower rejected mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2017.  Borrower was contacted to collect on a past-due loan and a payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170046629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170044350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170044421	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower returned a call and made a payment on the account. The reason for default was due to income reduction.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/15/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing payment amount and said was not aware of payment increase due to escrows.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	09/03/2019
170044413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  The last contact with the borrower was on 03/05/2019. The borrower called in regarding his interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170044423	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170044383	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower called in to make a payment in the amount of $811.78.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170044400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  The borrower was contacted to secure payment. The borrower made a promise to pay $869.53 at a bank branch on 02/22/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170044394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170046735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  Borrower stated they no longer live at the property. The ex-spouse lives there and makes the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170048407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was located in a FEMA declared disaster area due to XXXXX cited on 12/21/2017; no evidence of damages.	08/31/2019	07/30/2019
170044310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044359	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170041438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  Borrower called in PTP $724.99 by phone today reason for delinquency curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2018.  The last contact with the borrower was on 04/26/2018 to discuss workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Spoke with borrower, borrower promised to make payment by the end of the month online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170041418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2018.  Spoke with borrower, borrower stated that he just gotten back into town and he will be mailing them out today or tomorrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/15/17 due to XXXXX. All damages were repaired.	08/31/2019	04/19/2019
170044609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower made a one time draft payment in the amount of $407.01
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044425	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2017.  The last contact with the borrower was on 03/14/2017. The borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/30/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer had a dispute over the account status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2018.  Borrower promised to make a payment by the 12th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/07/2019
170044341	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170044329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170044348	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2018.  The customer called in regarding misapplied funds and wanted to verify their escrow was refunded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/12/2019
170041348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower called and stated that she notarized and mailed the final modification documents. The borrower also authorized a payment in the amount of $1769.61.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170041415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX (XXX) declared on November 12, 2018. There was no mention of damages.	08/31/2019	07/15/2019
170044379	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower contacted the servicer on 07/15/2019 to schedule a payment in the amount of $5,594.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170044384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170044308	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Authorized third party Amelia administrator of the estate called in payment for $2,519.71 for today and called to set up automated draft starting 6/14/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170044342	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower called and made a payment in the amount of $1188.14 to bring the account current. The borrower stated the reason for falling behind was due to XXXX's medical expenses. The borrower was advised of home preservation and not payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170044373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2018.  Borrower called in regarding last payment made and thought payment was set up borrower PTP $1,486.18 today online reason for delinquency is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170044337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  Called and spoke to borrower to collect on delinquent account. Borrower stated will call back to make a payment. Borrower not interested in Loss Mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170041427	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [3] Delinquent HOA Fees [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2018.  Borrower called regarding billing statement. Servicer advised account is current; modification was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported property damage on 02/09/2018.  Damage was noted due to XXXXX and a recent ice XXXX.  A pipe was frozen and burst with repairs estimated at $800.   The details of the XXXX damage were not provided.  An inspection was ordered and cancelled on 02/28/2018 due to no borrower response.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  The damage repair amount is estimated at $800.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on XXXX.	08/31/2019	08/30/2019
170041423	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2018.  Borrower expressed concerns about the escrow account and asked for it to be removed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/04/2018.  The dispute type is Verbal and the reason is escrow account.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower expressed concerns over the escrow account and asked for it to be removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048376	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: 01/04/2018 Commentary states property is in FEMA declared disaster area on 01/04/2018. 02/01/2018 Commentary states the repairs are 100% complete. There is no visible damage.	08/31/2019	07/11/2019
170041419	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2018.  The authorized party called stating the account was brought current and was unsure if the borrowers would modify the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notes on 01/23/20108 indicates the property is located in FEMA disaster area due to XX WildXXXXs. No evidence of damages found.	08/31/2019	07/04/2019
170040664	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower called  stating will make payment at the branch on 3/18/2019 in the amount of $3/18/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to XXXXX noted on XXXX. No damages were reported. No damages were reported.	08/31/2019	08/30/2019
170044357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  Borrower called in to advise of intent to make payment iao $803.47 online on 7-12-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/11/2019
170046693	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  Borrower confirmed receipt of Modification and will set up appointment for Notary
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/26/2019
170044416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  Spoke with borrower, borrower wanted to give authorization for daughter to speak on the account, borrower also denied loss mit
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041422	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2017.  The borrower was contacted to collect on the past due loan payment. The borrower advised they could not commit to pay and declined workout options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044325	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2019.  The borrower made a payment by phone for $2,040.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170044401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/30/2019
170044340	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170044335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170044331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2018.  Inbound call from borrower to process a payment of $1363.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2017.  On 06/01/2017 the borrower called about the trail payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170044370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Inbound return call to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170044408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Third party called to verify insurance policy information and discuss lender paid insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170044395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower called to set up payment to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/12/2017.	08/31/2019	09/03/2019
170044380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170044349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  The customer called inquiring about check that she received and asked if it could be used for repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170041413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 01/24/2018; no evidence of damages.	08/31/2019	03/25/2019
170044362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The last contact was made on 8/29/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041414	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  Authorized third party Trusttee of the the deceased borrower trust agreement and grandson called requesting original documents, stating need the deed and the will showing ownership. Plans on occupying the property and request loss mitigation assistance. The servicer advise will submit request to customer care and recovery group as they will follow up , research and handle the request going forward.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: A FEMA Disaster due to XXXXX declared on 09/18/2017. No damages were reported.	08/31/2019	07/30/2019
170044299	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2017.  The borrower advised that they made a payment in error and the agent opened a work order for this issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170044293	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/12/2019
170041409	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The borrower made a one time draft in the amount of $1377.60  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048364	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The borrower made a one-time payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170044332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044334	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The borrower advised that the final documents would be signed and sent back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on XXXX.	08/31/2019	08/26/2019
170044426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170044353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170044356	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Successor in interest called promised to make a payment in the amount of $1024.89.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170041444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2017.  The servicer made an outbound call to the customer. The customer advised is expecting to receive income this week and will be able to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2018.  Borrower called to inquire when property taxes will be paid, borrower statedXXXXwill pay for taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170044346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170044317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2019.  The borrower made a payment by phone for $1,401.17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170044345	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Borrower called regarding a check endorsement. resolution, transferred to property loss.  Owner occ, not interested in loss mitigation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property loss claim closed- 7/29/19.	08/31/2019	08/30/2019
170044374	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The servicer called and spoke with the borrower who stated was on vacation and will call back and make a payment when returns from vacation. The borrower stated did not know date payment would be made and stated may not be a full payment and stated may be about $6000.00. On 05/29/2019 the borrower stated default due to tenant not paying.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/23/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower made a payment dispute stating was told a different amount.The agent advised would be more than happy to transfer to customer service to go over payment history. Borrower disconnected the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170044298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The borrower made a payment by phone for $675.63.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170041399	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower called and made a one time draft payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170044292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/04/2019.  The customer called in to make a payment arrangement in the amount of $1171.91.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170044363	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called to make a payment in the amount of $2216.08.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/13/2019
170044283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  Called borr regarding late payments. Borrower was aggravated with receiving the call, thought the call was an automated attendant and kept saying hello.  Agent was able to convince the borr he was a person. Borr needs a polish interrupter. Was able to gather income and expense data and borrower stated he could not pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170040665	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The co-borrower called in and made a promise to pay online. The payment was made and the servicer waived late charge  as a one time courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	02/25/2019
170044318	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018.  On 9/11/2018, the borrower called in and was advised of the notary contact number and was transferred her to the notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/15/2019
170048372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044419	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  Borrower promised to pay- paid payment online same day  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170044291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The borrower made a payment of $4,522.55 and stated they will call on 09/20/2019 to make their September payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044338	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170044343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  The borrower called in regarding the escrow calculation. The borrower was advised that after final modification documents are signed the escrow will be reviewed and the payment adjusted accordingly. The borrower was advised of the estimated amount of the escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170044336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  The borrower advised that a payment would be made online on 04/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048411	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/06/2018
170044286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The borrower was emailed and advised that their file has been sent to underwriting for review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041408	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170041400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018.  The customer made a payment arrangement via check by phone, scheduling it for 03/22/2018 in the amount of $2,042.19. The customer stated that delinquency ocurred to being self employed and has to wait to get paid through offered auto withdrawal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170047209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/07/2019
170044372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170044239	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  The borrower called to make a payment and declined the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170044284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Comments show contact from borrower regarding escrow check sent back in april and payment. Borrower advised they would be making a payment soon and did a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170044279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  On 2/14/2019, the borrower was called to collect on the past due loan.  The borrower stated that their spouse handles the loan and was not comfortable discussing the loan without them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170042829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 8/31/17 FEMA Declared disaster area for XXXXX.	08/31/2019	07/19/2019
170044302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170041410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower declined the workout review and will bring the account current on his own and scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170044294	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2018.  Borrower called in discussed hardship which has been resolved. Promise to pay at the branch on 07/26/2019. No assistance needed at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044242	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2017.  Borrower contacted due to past due loan borrower made a payment with check by phone of $399.00 borrower stated reason for default was excessive obligations slso discussed home preservation options which borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170044240	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170044391	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  05/17/2019 borrower called, stated payment will come back due to fraudulent activity on his bank account, scheduled a new payment of $1,604.71 using new bank account provided, prior account is closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 08/29/2017. No damages were found.	08/31/2019	05/20/2019
170048391	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019.  Unauthorized third party called and made a payment in the amount of $1600.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044385	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2017.  Inbound call from authorized third party who requested an update on reinstatement quote.  Funds received for reinstatement 08/17/2017 and loan removed from foreclosure.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170044344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The borrower called to make a payment of $3652.92 via check by phone on 7/18/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170047211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  The borrower called to make a payment of $1566.76 for 05/24/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A Fema Disaster due to XXXXX declared on 09/18/2017. No damages were reported.	08/31/2019	07/22/2019
170044324	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2017.  Outbound and spoke to auth 3rd party, will make a payment this week  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Disaster declared on XXXX due to XXXXX.	08/31/2019	07/17/2018
170044328	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called to make a payment of $1807.91 for 5/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170044245	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018.  ON 03/19/2018 the XXXX informed the borrower is deased as of XX/XX/XXXX.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170044237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  The borrower called in to change a scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170042809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Borrower stated is self employed and is waiting to get paid and will make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2018.  The borrower called advised would contact bankruptcy XXXX to see if loan was reaffirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170044222	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower received an unspecified letter from the bank and had questions. The borrower is not interested in assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 8/30/2017; no evidence of property damages.	08/31/2019	08/23/2019
170041384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  The borrower called to make a payment by phone for $1,746.36.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  Borrower request to confirm that the set wire has been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170044234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2017.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170042830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The borrower made a payment via ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170041383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  Borrower called in to verify payment information states made payment for $694.66 online on 2/15/2019 reason for delinquency excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170041346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170047208	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower called to make a promised to pay at bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170041344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  On 06/03/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044219	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  On 10/11/2018, outbound call. The borrower scheduled a payment over the phone. The borrower declined loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2017.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170044227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170044326	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2019.  On 7/13/2019, the borrower called in a same day payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water. XXXXleak reported due to XXXX that should be repaired by 11/30/2017. No insurance claim filed and no estimated damages.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/122017 reflects that the property was located in a FEMA natural disaster area due to XXXXX.	08/31/2019	07/13/2019
170044376	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  The co-borrower stated they had excessive obligations and could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower promise to pay 05/15/2019 drafting on $1,606.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170044355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  On 06/29/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044361	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2016.  On 11/21/2016 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170044320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The borrower advised that they don't have specific date as to when they will be ab able to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/10/2019
170044233	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2018.  Borrower called regarding a letter they received showing he was due $4,333.28 he wants a statement that he is only due $2,263.28 discussed workout options and borrower stated the reason for default was excessive obligations than call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  The borrower made a one time draft payment in the amount of $673.29
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170044244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2018.  The borrower called and made promise to pay $399.10 on 09/13/18 & $399.10 scheduled for 09/14/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044273	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170044289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042828	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  The borrower requested assistance due to their spouse had lost their job.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located ni a FEMA disaster zone due to XXXXX noted on 09/12/2017. No damages were reported.	08/31/2019	05/07/2019
170041420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170041397	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2017.  Borrower thought the escrow account could be deleted two years after the modification and was advised it was for the life of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044322	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: FEMA disaster XXXXX 10/17/2018	08/31/2019	08/19/2019
170044213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX no damage reported.	08/31/2019	07/23/2019
170044321	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXXX noted as disaster protection until 01/13/2019, no damage noted.	08/31/2019	08/19/2019
170047173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Called borrower-reapplied from principal to satisfy Aug payment. Borrower expressed concern towards tax bill. Submitted work order to have payment that was made in June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2018); no damage reported.	08/31/2019	08/26/2019
170044228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The customer called in to make payment arrangments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower promise to pay on XXXX the amount of $1,514.35.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2018
170041372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170048375	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2018.  Borrower called to make payment in the amount of $2086.82
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/30/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Account information was verified  and updated
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170044217	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  The last contact with the borrower was on 01/29/2019. Workout options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The property was located in a FEMA disaster area due to XXXXX and noted on 09/15/2017. Damage was noted on 01/26/2018 for fence,XXXXand soffit. As of 01/26/2018, there was a 75% inspection. Per comment on 10/29/2018, repairs are still needed. No evidence noted on completed damage.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX and noted on 09/15/2017.	08/31/2019	07/23/2019
170044218	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  Spoke with third party and confirmed she did have ownership interest in property and she is looking to assume the mortgage and put the acct in her name.  Advised her that we would have to get her listed as a confirmed successor in interest on the account and we would need the deed transferring the property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170041380	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called in regarding a supplemental tax bill received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170044307	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  The borrower called on 12/31/18 and scheduled two $643.96 payment for 12/31/18 and 1/14/19.  The late payment was caused by a curtailment of income.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/07/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the payment history.  The payment history was researched and found to be correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/18/18 due to XXXXX. No damages were noted.	08/31/2019	07/30/2019
170048404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The borrower made a promise to pay $2247.28 via check by phone on 08/30/2019. The RFD was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170041376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018.  The borrower scheduled a payment for 11/30/2018 in the amount of $607.51.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/11/2017 the account noted, the property is located in a FEMA declared disaster area for XXXXX, no property damage was reported.	08/31/2019	08/22/2019
170044269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170044319	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  The borrower was contacted and advised the modification had been completed. The borrower was advised of the payment amount and the due date.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/14/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the account information showing by the credit bureau. The loan information was validated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170042833	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Spoke to Borrower discussed next steps borrower advised have met with notary. Will follow up weekly until modification is complete.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower promise to pay on 2019-04-05 the amount of $800.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170044195	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  Outbound call was placed to borrower to collect past due balance, borrower ptp $1495.00 at branch on 10-25-18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on XXXX due to XXXXX.	08/31/2019	07/23/2019
170042831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170044314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2018.  The borrower promised to pay $982.32 via check by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040608	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to (XXXX) XXXXX cited on 12/12/2017.	08/31/2019	07/02/2019
170044230	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/04/2019
170044267	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  Borrower called and cannot commit to making a payment  stated reason for default was excessive obligations.  Borrower also opened a work order for misapplied funds.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/08/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed and resolved on 00/00/2018.09/08/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/12/2017. There is no evidence of damage to the property.	08/31/2019	06/06/2019
170044199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170048225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170044198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  The customer was concerned about Foreclosure so options were not discussed. The loan is no longer in Foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170044241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170048358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170041370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018.  The borrower called to make a payment for $25.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170044364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  08/08/2019 borrower PTP $970.91 at branch, gave email consent, not interested in LM, intent to keep property
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170041375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  Outbound call was placed to borrower to collect past due balance. The borrower promised to pay $978.40 on 10/15/2016 via online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170044268	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/07/2019
170048359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170041403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  The customer made a payment on the account and was counseled on options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170044229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Outbound call to the borrower, who promised to pay $951.81 online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170041371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2018.  Borrower scheduled a payment for 5/1/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 08/29/2017. No disaster damage was reported.	08/31/2019	07/23/2019
170042834	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2018.  Borrower returning call but disconnected before being transferred to Home Preservation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170044275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  The borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; no evidence of damages.	08/31/2019	07/11/2019
170044277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170044192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  On 07/01/2019 Borrower was called in reference to Final modification documents. Borrower advised the documents were signed and notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170048414	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170041379	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/17/2017; XXXXX. No indication of damages noted.	08/31/2019	07/22/2019
170044278	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  Called borrower- was sick with flu and out of work, getting caught up , went over financials. PTP 5/24/19 $537.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower stated on 2/2/2018 they have discovered additional electric and plumbing damages from XXXXX.  There was no evidence of a claim being filed, or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was located in a FEMA natural disaster area due to XXXXX 09/17/2017.	08/31/2019	08/20/2019
170041373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower promise to pay on 06/30/2019 the amount of $906.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2017.  Borrower called in to verify payment details and made a promise to pay for $1979.65
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170044297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2017.  On 3/1/2017, the borrower stated that their tenants did not pay rent  which is causing the loan to be delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044221	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/27/2018
170044266	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The borrower contacted the servicer on 08/23/2019 to schedule a paymen tin the amount of $700.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170044197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170041388	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Borrower called to schedule payment. The customer called in to make a payment of $1035.75.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170044185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower called to make a payment of $534.07 for 8/21/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170048833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  Outbound call to borrower to collect on past due payment and borrower made a promise to pay at the branch on 03/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170041404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower called in payment of $392.38 by check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 10/13/2016. Claim was closed on 11/10/2016.	08/31/2019	07/22/2019
170044596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  The borrower was not aware of a payment increase and promised to pay the remainder of the payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  Called to collect on past due amt.  Third party promised to pay $899.96 online on 4/12/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170041368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. 100% completion inspection received per comments on 01/11/2018.	08/31/2019	07/03/2019
170044265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  Borrower requested  payoff figures due to looking to payoff the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/20/2019
170044232	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The authorized 3rd party was called to advised that she was confirmed as successor in interest. The 3rd party also made a payment by phone in the amount of $475.69  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170042832	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  Borrower called to verify payment details. Borrower advised will bring loan current with 401K.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower was contacted to secure payment. The borrower scheduled a payment over the phone with a representative for 08/02/2019. The borrower stated excessive obligations due to pay cycle changed and had a large Vet bill. The borrowers contact information was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170044186	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2016.  Borrower called to make payment due to unable to make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Disaster declared on 09/18/2017 due to XXXXX.	08/31/2019	07/01/2019
170046722	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170044184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2017.  On 04/03/2017 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170044220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on August 25, 2017. There was no mention of damages.	08/31/2019	01/07/2019
170044306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  On 11/2/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Protection for XXXXX noted 09/18/2017.	08/31/2019	07/29/2019
170044187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2017.  The borrower spoke to the servicer about their account and was advised of loan modification denial and appeal denial.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170044193	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The agent called to advise the borrower that that they removed the 3rd party authorization from the account and will send out a written confirmation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Borrower made payment of $1316.20 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041439	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower scheduled a payment over the phone. The reason for the delinquency was due to curtailment of income and disaster. The borrower also requested a payoff statement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/31/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170044427	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower scheduled a payment for $963.00 effective for today.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170041389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2018.  Borrower called in payment of $833.39 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041367	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2019.  Borrower called in and made a future dated promise to pay on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041363	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2016.  The customer called in and was provided with the reinstatement amount and counselled on options for the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170047204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The last contact was made on 8/1/2019, in which the borrower had an account inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170041342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per note on 08/12/2019, the account is current.	08/31/2019	08/29/2019
170044203	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  The borrower made a promise to make a payment by 03/22/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/08/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/03/2019
170045040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  Borrower stated she has too many other bills and will pay online 10/31/2018. Complaint for calls but declined cease and desist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170044190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2018.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170040648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  The borrower spoke with a branch employee about the taxes. Advised they would be paying and not to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170045039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The servicer called and spoke with the borrower to collect payment. The borrower authorized agent to process payment in amount of $876.29 and was provided with the confirmation number. Borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170044296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170041374	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The last contact was made on 4/16/2019, in which the borrower scheduled a payment.
The borrower called on 07/22/2019 to make a payment of 1361.82.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/15/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170040498	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  An outbound call was placed to the borrower to collect on past-due loan. The borrower promised to pay $1103.91 with check by phone on 08/02/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17.  Borrower impacted but no property damaged.

			Non monitored claim 4/21/17. 4/24/17 Payment direct with Lender notification, to Borrower, $8220.56. Notified of second payment $2217.40 on 7/11/17. Claim was closed on 7/11/17.	08/31/2019	09/03/2019
170043943	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170044235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  Borrower to pay on 12/31/2018 the amount of $2,011.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041395	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called in with the insurance again on the line to confirm the mortgagee information for the policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The customer made a pay by phone in the amount of $153.52.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2018.  An authorized third party called in reference to an active insurance claim; claim was later closed after repairs were completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170043952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170041385	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170043951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170043941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called to make payment $1,508.51.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170044236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Notes indicate the borrower scheduled a Promise to Pay payment to be paid at the local branch for $2119.47 effective 5/31/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170044179	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2018.  On 6/14/2018, borrower called and promised to pay $1,311,74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170044375	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170043936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  On 5/15/2019, borrower promised to pay $1,300.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170043934	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  Spouse advised of mortgagor XXXX and inquired about any policies  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044173	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2017.  The borrower called regarding status of the loan advised of streamline offers. Borrower stated will discuss with co borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170044182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The borrower made a promise top pay for 08/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044176	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Borrower called made payment $596.58
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/27/2019
170045035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	07/18/2019
170044211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043925	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower called with a promise to pay $575.10 thru IVR no options discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170040565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2017.  The borrower called in and made a payment over the phone on 11/17/2017 for $950.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 11/16/2018 reflects that the property is located in a disaster area due to XXXXX XXXXX. No damage reported. Comment dated 01/22/2018 reflects that the property is located in a disaster area due to XXXXX. No damage reported.	08/31/2019	06/26/2019
170043942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  The borrower called with  reaffirmation questions. Advised that the loan being non reaffirmed  would not be able to any credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  On 8/21/2019, the borrower was contacted to collect on the past due loan and the borrower promised to make a payment online on 8/25/2019.  The borrower stated that they are trying to catch up to where they can make a double payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/23/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	08/28/2019
170044206	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2017.  The borrower called to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area -- XXXXX XXXXX	08/31/2019	02/20/2019
170045036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  The borrower stated gets paid once a month and verified owner occupancy.  A payment for $1,541.26 was scheduled effective for 08/05/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048371	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170044261	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2018.  Borrower advised that a payment will be made today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041392	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  Outbound call in which the borrower advised sent payment on 12/31.  Advised payment is sitting in applied funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 10/4/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/06/2019
170043953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  Outbound call to the borrower. The borrower could not offer down payment or plan start date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170045027	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  Borrower called in to advise that she had sent payment and that another payment was set up on 5-14-18. Agent informed borrower of modification offer but borrower declined.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  Borrower stated servicer paid insurance though already paid the insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	05/16/2019
170043938	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Borrower called in to inquire if the reinstatement funds have been received. Advised that account is current and due for the 05/01/2019 payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2017.  Borrower called in to verify if payment has been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170044252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  The borrower called in regarding confirmation of the insurance carrier. The borrower was advised of the new carrier and advised of the options regarding the refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 10/19/2016. No damage noted.	08/31/2019	07/08/2019
170045032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Borrower called in to make a payment and discussed discharge and why it is still on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 8/31/17 FEMA Declared disaster area for XXXXX.	08/31/2019	07/23/2019
170043916	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower stated is trying to bring account current without assistance.  Borrower called to confirm payment is scheduled for 8/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170043937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  Spoke with borrower, borrower called in to make a payment iao $222.40
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043923	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The customer made a promise to pay by mail on 8/15/2019. They stated they mailed a check on 8/6/2019. They were informed it was not received yet. The customer was no interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170040651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower advised could not commit to making payment.  Borrower stated loss of income due to XXXX in the area. Borrower was advised that late fees waived due to disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX notated on 9/14/2017.	08/31/2019	08/30/2019
170044255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045034	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2018.  Outbound call to authorized third party regarding payment. Payment in the amount $846.98 was processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower called to provide a one time draft in the amount of $1000.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170043913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Borrower called in to schedule 2 payments and declined loss mitigation assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/01/2019
170044191	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower called in to set up a payment for the following week. Has had vehicle expenses. The borrower in not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043910	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2019.  The borrower wass not able to make a payment and had questions about someone taking pictures of the property. The borrower was advised that was a normal practice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  The customer made a payment and declined options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Authorized third party called to schedule a one time payment for 04/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  Borrower will mail payment, agreed to terms of trial MOD plan..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2019.  The borrower made a payment in the amount of  $1,094.93.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170043933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018.  The borrower called in to make a payment in the amount of $3,397.44.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170045025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043915	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018.  03/09/2018 - Called borrower - requested updated insurance information  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043945	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2018.  Power of XXXX called in to update the mailing address on file. The customer called in and heard the word lawsuit and transferred called to supervisor. The power of XXXX was upset that XXXX of the customer was forging signatures to servicer. She continued stating that she did not want to file a lawsuit against the servicer as she was just sharing a personal story.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170040638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170043939	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2017.  The last contact with the borrower was on 07/31/2017. The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster due to XXXXX noted on XXXX. No damages were reported.	08/31/2019	08/31/2019
170043921	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2018.  The servicer contacted borrower in regard to payment.  The borrower stated payment was not able to make payment on 1st as it fell on a weekend, but payment has since been made and wanted to make sure it is reflective on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/15/2017 reflects that the property is located in a disaster area due to XXXXX XXXX.	08/31/2019	02/12/2019
170043911	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  Borrower called expressed concern about email consent wanted to be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170044209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2017.  Borrower called and made a payment of $982.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044248	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/28/2019
170040668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170044208	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  The borrower called in to authorize hazard provider change and payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170045020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Borrower called for a one time draft scheduled for 06/02/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 09/14/2017 reflects that the property is located in a disaster area due to XXXXX XXXX.	08/31/2019	07/12/2019
170043917	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The borrower made a promise to pay on 08/30/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/06/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The account was researched and validated for any incorrect or mismatch information regarding the customer's payment rating and loan history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  Borrower promised to pay $1855.92 online on 01/04/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045033	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2017.  On 02/17/2017, the borrower called to verify status of property insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2018.  Promised to pay 12/13/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2018.  Borrower called and stated they were out of work for a week due to XXXXX and they received letter from servcier. Associate provided the total amount due and borrower stated they can make their normal payments and requested assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 09/24/2018.	08/31/2019	07/30/2019
170044256	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2019.  On 01/16/2019 Borrower was called to confirm payment. Borrower do not have a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170043909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  Borr called requesting a reinstatement quote.  It will be mailed to the address on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170044212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2018.  The borrower called to confirm receipt of wire transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/01/2019
170045018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170040600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The last contact with the borrower was on XXXX. The borrower wanted to make a payment with associate informing the modification was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170041394	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX Tornado and Severe XXXXs (XXX) declared on May 8, 2018. There was no mention of damages.	08/31/2019	05/23/2019
170041426	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Lender XXXX advised via court appearance that Borrower has entered in to final loan modification and her firm is in the process of preparing the discontinuance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170043920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  Outbound collection call to the borrower resulted in the borrowers promise to pay $1,223.24 online on 04/13/2018. The borrower is not interested in loss mit at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043888	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  Outbound call was placed regarding modification agreement. Agent discussed new payment amount, payment due dates with Authorized 3rd Party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170044253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  The borrower made a promise to pay $711.00 via check by phone on 08/10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170043907	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2019.  Borrower promised to pay by mail by 8/24/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170043891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower called in regarding the review decision. Customer state they will be able to bring the account current themselves and do not need to accept the modification program. The agent process the payment and provide the confirmation number to the borrower. The agent advised they will have their file removed from the modification program. No other questions from the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170043890	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  On 12/29/2018, The borrower called and promised to make a payment over the phone. The borrower declined repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2018.  The borrower stated had paid at the branch office the prior week. Also sated at work unable to talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/08/2019
170041393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Borrower spoke with agent and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Borrower called to make a payment iao $117.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170045016	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower contacted for past due payment borrower stated and borrower promised to pay $1,052.47 at branch. Discussed loss mitigation options but borrower was not interested.  They have excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170046987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  Borrower called to request the late fee be waived due to XXXX in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170043889	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2018.  The borrower called to inquire why most recent payment had not posted yet. The servicer advised that the payment made on 12/18/17 did not clear, therefore the payment made on 12/29/17 was applied to the December payment.  The borrower stated will contact the bank to ensure there was not a double payment taken and will then make the Jan & Feb payments together
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  The authorized 3rd party confirmed occupied and maintained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170044251	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  Borrower called on 04/26/2019 about how much he was getting charged for atty fees
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046988	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2016.  Talked to authorized third party Agent Dalona Allled regarding insurance information, stated policy was reinstated and will send proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/7/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	05/23/2019
170041283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170040587	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  The borrower called to make promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170040519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Spoke with borrower who made a promise to pay $736.81 with check by phone on 8/30/19.  Not interested in home assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046986	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2016.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170040567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2016.  Borrower made payment for $1109.13.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046985	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046983	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  Borrower inquiry in regards to the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170044174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2018.  The borrower called to discuss assistance options. Options were reviewed and the borrower decided to bring the loan current without assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170045005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mortgage insurance was deleted with the effective date of XX/XX/XXXX.	08/31/2019	08/15/2019
170046984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Borrower promised to pay online 7/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170045001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called in to go over payment information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170045030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2018.  The authorized 3rd party made a payment for $333.10 for the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170044271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2019.  The borrower called regarding the final modification documents. The borrower advised they received the final modification documents and has already signed and notarized them but they didn't receive a return envelope to mail them back. The rep stated that they didn't include a return envelope because the notary service would return them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2016.  Borrower promised to make payment online on 01/25/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/22/2019
170042835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  Borrower paid by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/03/2019
170045000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  Borrower called regarding insurance letter. Servicer stated have not received proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170040603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  The servicer called and spoke with authorized third party daughter to collect payment. The authorized party made a promise to pay $590.49 online on 04/06/2019. The authorized party verified that the property is owner occupied and intent is to retain property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/15/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	07/15/2019
170043947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The authorized third party was called on 8/19/19 and a payment was requested. The party made a $1466.49 payment and explained that excessive obligations caused the late payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046965	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2018.  The borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170046976	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170046971	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2017.  Last contact with the borrower they promise to pay on 05/18/2017. Borrower stated has excessive obligations and curtailment of income. Borrower intends to keep the property and confirmed property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044264	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Borrower scheduled a check by phone for 8/22/2019.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/18/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the present and previous account status. This was resolved on XXXX with updates to the payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046961	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Borrower called in to make payment over the phone  $225.36
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170041523	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170044998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  Commentary states spoke with borrower regarding the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170045004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170046975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2017.  On 8/1/2017 Borrower accepted a promise to pay $1041.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046980	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2017.  Last contact with the borrower promise to pay on 08/11/2017. Borrower stated forgot to make payments but is not in a hardship. Borrower declined workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170046972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170044224	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/20/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170046959	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The borrower called in to inform about the XXXX of a spouse.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043955	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Contacted the borrower for the past due amount, and set up promise to pay $358.80 on 07/31/2019.  Cited excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170046960	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170046968	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  H/O agent called regarding lender placed insurance, pre renewal letter received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046966	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170045003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170046955	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  Borrower called to set up the June and part of the July payment for 8/5 and then the rest of July and August payment for 8/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170040559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/07/2019
170045023	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017.  The customer was called by the servicer to collect on past due payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170046964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046970	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  Authorized third party called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170046969	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The agent contacted the borrower to advise that the paid in full invoice was received from the contractor and was now able to send the funds out. He advised of the amount and the borrower had no questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170040578	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2017.  The servicer called and spoke with the borrower to collect payment on past due loan and advised borrower of the amount need ed to bring loan current. Borrower stated default due to being a victim of fraud stating someone was helping with modification but that person stole her money. The borrower made a promise to pay $1460.22 at the bank branch on 06/27/2017. The borrower verified that the property is not owner occupied and intent is to keep property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046952	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  The customer declined workout options and confirmed the loan would be removed from home preservation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2018.  On 11/10/2018 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170040529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The last contact with the borrower was on 05/09/2019. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044996	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  The borrower called to make a payment in the amount of $2008.38 via check by phone.  The borrower stated they are not interested in loss mitigation options. The borrower agreed to a one-time retraction of the cease and desist on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The co-borrower called to advise payment was made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041425	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  Borrower called to make a payment in the amount of $611.34 for today and scheduled another payment for 07/31/2019 in the amount of $1659.08 the borrower declined modification trial as they will reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment XXXX, Property is located in a FEMA disaster area for XXXXX, XXXX. No damage noted.	08/31/2019	08/20/2019
170043900	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower was contacted to secure payment. The borrower stated the reason for default was due to oversight and their daughter helps with the payments. The borrower made a promise to pay by phone check on 07/05/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170044993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170046951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $588.11 effective 6/4/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170043929	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2017.  Borrower called in to report hail damage claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170046941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2017.  Spoke to the borrower who made a payment over the phone in the amount of $1183.23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 09/11/2017. No damage noted.	08/31/2019	07/16/2019
170043898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Commentary states spoke to borrower and borrower advised will make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170046973	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  On 05/22/2019 borrower was advised she may not receive foreclosure protection until she's confirmed successor in interest  and that payment assistance is limited once a scheduled date is set.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 05/22/2019 reflects that the servicer is sending a letter advising that they did not receive all the required documents to add her as a successor in interest. Comment dated XXXX reflects that the property is located in a disaster area due to XXXXX. No damage reported.	08/31/2019	07/23/2019
170046934	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The borrower made a payment and cited curtailment of income as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170041516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  06/05/2019 borrower made a payment of $859.79
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043899	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Commentary states borrower called in to make a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170046948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The customer called to make a payment in the amount of $1126.02 via check by phone on 07/152019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170046936	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170046953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  The borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170044991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046950	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Borrower promise to pay $557.40 drafting on 05/20/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170046947	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  Spoke to borrower regarding final mod docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The XXXX damage was estimated at $1000.00 for to the roof, fence, gate as well as fallen trees. The repairs were reported at 75% completion on 03/01/2018. There were minor small leaks which have not been repaired as of 04/09/2018. There is no evidence of completed repairs nor a claim being filed.  The damage repair amount is estimated at $1,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 08/29/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX.	08/31/2019	08/12/2019
170043901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/24/2019
170045008	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170044992	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170046942	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2018.  Borrower called and made a promise to pay $510.02 offered special assistance options and borrower declined options borrower also stated reason for default was illness he had.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2017.  The borrower called in to make a payment in the amount of $2,030.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044254	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower paid by phone and discussed hardship
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046919	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2017.  Outbound call from Office of the President regarding a branch inquiry that she is getting offers from us to refinance.  She went in to that she wants it all to stop, that she shouldn't have a case open or anything.  That is all she requested, the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046945	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  Borrower promised to pay by check by 8/14/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170046932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019.  Borrower spoke with agent regarding reinstating the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2016.  The borrower called in to set up automatic payment withdrawals.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 09/17/2017. No damage noted.	08/31/2019	07/22/2019
170046923	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170046944	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower was contacted and committed to a payment over the phone no payment options were discussed as borrower didn't have time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170043897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170044250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  Borrower was contacted to collect a payment and was advised of the amount due. Borrower said had put in a request not to call and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170043896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Talk to authorized third party with homeowners insurance company to update insurance information and process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170046946	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  The borrower called to verify insurance information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/26/2019
170044983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  The borrower made a one time draft payment in the amount of $610.63
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170041477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2019
170040573	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  The borrower called in to set up bi-weekly recurring withdrawal to start 07/30/2018 for fixed amount of $1000.00. The agent emailed borrower copy of note per request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XXXX reflects the subject property is located in FEMA disaster area for XXXXX XXXX. No damages were reported.	08/31/2019	02/06/2019
170043893	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  The customer confirmed the account status and planned to sign mod docs by March 1.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170046935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170044986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  The borrower called in to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046927	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Borrower called and make a payment in the amount of $594.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170041500	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/31/2017; no evidence of damages.	08/31/2019	05/06/2019
170040624	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018.  The borrower was contacted and discussed their next payment due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for property damage due to XXXXX.  Damage was noted on 12/02/2017 to theXXXXand was leaking throughout the home.  Damage was estimated at $40000.  The borrower noted on 02/15/2018 repairs were ongoing.   A copy of the check and letter from the insurance carrier were received on 02/23/2018.  The claim was classified as enhanced endorse and release. No check activity was noted on 03/15/2018.  No claim funds have been received and there is no confirmation that the repairs were completed.  The damage repair amount is estimated at $40,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	07/30/2019
170046929	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2018.  The customer confirmed their final modification and discussed next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046918	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2017.  the customer called and requested a copy of the 12/17 payment history
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/13/2019
170046922	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  The borrower called wanting to discuss workout options. The call was transferred to loss mitigation, where options were discussed and the borrower decline and made a payment of $126.53 for 7/25/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170046949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/17/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower was contacted to secure payment. The borrower made a payment over the phone. The borrower stated the reason for delinquency was due to slow business due to weather in the past months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170044984	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2017.  Borrower scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/09/2018
170044987	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on XXXX.	08/31/2019	07/25/2019
170046977	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170044982	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046915	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2018.  On 07/25/2018, the borrower called to verify status of loan modification. The borrower was advised of the terms and conditions of the modification trial plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 10/17/2018. Also XXXXX on 7/5/2018 And XXXXX as noted on 11/7/2016.	08/31/2019	07/23/2019
170046906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170046912	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2018.  Borrower called discussed total amount due for March. Reviewed account and a resolution of next payment due is June. Borrower stated is going to the bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044989	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  The borrower called stating will make a payment at the branch on 1/5/2019 for $814.45.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170044985	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170043892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  The borrower called in about reaffirmation paperwork.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170043894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Borrower called with questions about the payments and agent went over it with her.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170044988	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The servicer called and spoke with the borrower to collect payment. The borrower made a promise to pay $627.01 online on 07/31/2019. Borrower advised default is excessive obligations stating had to replace stove. Borrower verified property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170043895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170046904	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170044977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  The borrower called to advised will pay escrow shortage on 03/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043904	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046910	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  The borrower made a promise to pay at a branch. Not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster XXXXX 09/2017. No damage noted.	08/31/2019	07/22/2019
170046907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046894	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Authorized third party called in asking why servicer is trying to contact her and the agent advised due to late payment and informed of the account status and unpaid principal balance. The authorized third party stated intent is to sell the property and is not interested in loss mitigation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170046905	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called to make a payment of 568.22 on 08/19/2019. Borrower called to make a payment iao $600.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170044979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Called and spoke to borrower to collect on past due loan. Borrower promised to pay $352.50, effective 08/14/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170046911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046895	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018.  The borrower called and made payment by phone- one time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX on 8/29/2017; no evidence of damages.	08/31/2019	07/24/2019
170044205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  The borrower called to make paymet on late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170046903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170046898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  Commentary states borrower called in regarding the general status of the loan and auto-draft information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2018.  Customer service called with borrower on the line who received a tax letter they received. Borrower stated they would be making payment on 06/15 and 07/13 which are their pay dates. Borrower was informed they were granted an extension as the state of XX does not do tax sales until November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2018.  The borrower spoke to the servicer about tax bill increase and escrows.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170046899	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  The borrower called in and asked that their billing statement be sent to them.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046900	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  Borrower stated will make payment in the amount of  $859.46 on 04/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170046938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170044978	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2017.  Borrower scheduled a payment by phone and late waived as a courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Borrower completed his repayment plan and agent went over loan details with him.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170046892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Notes indicate the borrower scheduled a One Time Draft payment for $613.91 effective 6/1/2019. The agent advised of the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was locate in a FEMA disaster area due to XXXXX as noted on 9/10/2018.	08/31/2019	07/25/2019
170041282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046958	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170044973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  The borrower stated they could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170041412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared XXXX due to WildXXXXs	08/31/2019	03/25/2019
170043903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  Outbound call made to the borrower to collect on the past due payment. The borrower promise to make a payment for $1676.55  on 4/5/19. The borrower also accepted a payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The borrower promised to pay $3273.10 at branch branch on 06/03/2019. The borrower declined workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046928	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Borrower promise to pay $2,669.13 drafting on 05/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170041429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170046913	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  Commentary states borrower called in and was advised of the status of the account. Borrower scheduled a promise to pay by phone in the amount of $2176.76.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/20/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states the borrower expressed concern with the credit reporting. The borrower was provided with the dispute contact information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170046957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/12/2019
170044970	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2019.  Successor in interest made a promise to pay on 09/03/19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170044971	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2017.  The borrower called to cancel the recurring withdrawal payments. The payments were cancelled and the borrower was advised the payment for 11/3/2017 has already been drafted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 09/18/2017. No damage noted.	08/31/2019	07/24/2019
170043057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2017.  The borrower called and  promised to pay of  $741.99 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170046886	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043049	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Commentary states borrower called in regarding online statement question. The borrower scheduled a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170043051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170040667	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called to make a payment.  A payoff quote was requested on 05/01/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170046879	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  Borrower stated will pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041525	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Comment dated 08/29/2019 borrower called in regards to letter they received. Associate explained servicer was responding to an inquiry received from co borrower regarding a credit dispute. Borrower stated that is their ex-spouse and associate informed they are on rthe loan and they have to respnde to their inquiry. Associate explained what the inquiry was about, advised of the resolution and informed they have received another inquiry. Comment dated 07/22/2019 borrower called to inquiry if they can remove their ex-spouse with the divorce decree. Associate advised borrower of the assumption option and explained the process and informed they could refinance as well. Borrower called in to advise that payment iao $1572.15 would be made online on 5-10-19
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/02/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved. Another credit dispute was received from borrowers' ex-spouse who was disputing the current balance and/or amount past due. Response was sent to borrower on 08/30/2019 advising unable to determine a specific credit dispute and requested additional information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  05/16/2019 - Called borrower to request payment - borrower advised made payment at branch in the amount of $1899.05 yesterday on 05/15/2019.  Borrower stated just missed the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170043050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170046877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  The borrower was contacted the borrower and the borrower stated that the payment had already been sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170043056	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170046875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  Borrower called in, updated reason for late payment illness and surgery. Could not commit to payment. Offered assistance borrower stated will follow up when returns to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046876	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046874	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2018.  The borrower was contacted and made a promise to pay. The borrower declined any loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: FEMA disaster tornadoes and XXXXs 06/01/2019. No damage noted.	08/31/2019	07/16/2019
170043045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2018.  Contacted borrower about payment and borrower made promise to pay at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 5/11/17 FEMA declared disaster area for XXXXX.	08/31/2019	07/24/2019
170045015	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170046883	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The servicer called and spoke with the authorized third party spouse to collect payment. The borrower authorized agent to schedule a payment in amount of $908.10 to be drafted 08/30/2019 and was provided with the confirmation number. The authorized party stated default due to illness in borrower's family stating daughter has been ill and only one income.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046872	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170046868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170046878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046917	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/15/2019
170041450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170043040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2017.  Borrower promise to pay $808.34 drafting on 05/10/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046860	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2019.  The customer was contacted for the general status of the loan. They were informed modification process is complete and no additional information was needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Borrower called to ask why payment increased. Agent advised increased due to increase in taxes and insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 08/29/2017 Property is located in a disaster area due to XXXXX. No damages noted.	08/31/2019	07/24/2019
170046854	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2017.  The borrower requested the letter that was mailed on 7/10/2017 be emailed. The email was received while the borrower was on the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046940	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2019.  The servicer spoke with the borrower regarding the completion of the modification process
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170043044	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2019.  Outbound, advised the modification has been completed and the new payment is due 5/1/19.  He declined to enroll in auto drafts and inquired about on line banking.  I advised access should be granted within the next 10 days and confirmed the loan will report as modified to the reporting agencies.  I reminded him that payments are due on the 1st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared 9/26/17 for XXXXX; XXXXX. No damage reported.	08/31/2019	07/24/2019
170046856	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2018.  The authorized third party called in and verified the payment amount and made a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046863	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  Borrower advised will wire the reinstatement amount of  $8,249.04.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: FEMA Disaster XXX XXXXX on 9/4/17 with no reported damage.	08/31/2019	08/22/2019
170046853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046861	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  The borrower called in to reinstate the loan and stated that they fell behind due to their XXXX being seriously ill.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: 12/15/17 FEMA Declared disaster area for XXXXX.	08/31/2019	08/05/2019
170043041	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170043046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2018.  The borrower was contacted to secure payment. The borrower scheduled a payment in the amount of $891.10 and made a promise to pay by 09/12/2018.  The borrower advised of documents they would be sending in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170046855	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2018.  Spoke to 3rd party- added as successor in interest- interested in assumption of mortgage- discussed costs, value, 2nd loan, owner occupancy, - est 90 days- decided to leave loan as is at this time.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170046850	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170046857	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower was upset at finding an unexplained charge on the billing statement. The complaint was escalated.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/30/2019.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 08/30/2019 the borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  Borrower advised the repairs were almost completed and that will call back whn ready for a final inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on XXXX.	08/31/2019	07/15/2019
170046862	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  Spoke with the borrower to inform the final mod documents had been mailed out and discussed the process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170040592	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  The borrower called regarding billing statement and escrows. The servicer put in an ach escrow refund request.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/27/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute due to misapplied payment. The dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a disaster area due to XXXXX XXXX. No damages were reported.	08/31/2019	07/03/2019
170046849	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  Commentary states borrower called in regarding a letter received from servicer. Borrower was transferred to the insurance processing department.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170043033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  The borrower was contacted to secure payment. The borrower scheduled a payment in the amount of $1361.76 for 01/21/2019. The reason for default was noted as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 09/14/2017. No damage noted.	08/31/2019	07/23/2019
170046847	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Borrower made a payment in the amount of $819.35
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170046846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX was removed from the account effective 03/31/17.	08/31/2019	08/30/2019
170043038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  Borrower stated they will make a payment for $513.14 at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; no evidence of damages.	08/31/2019	08/09/2019
170046840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  On 08/13/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170043037	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170046844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  On 07/03/2019 the borrower called to see why the servicer called. Borrower made a promise to pay on account and advised that in another two weeks will make another payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170046836	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018.  06/27/2018 Lender called borrower's cell; borrower wanted to change due date but cannot due so without refinancing the loan- promised to make a payment on 06/29 at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2018.  Last spoke to borrower when they called inbound to discuss the loan and possible modification and loss mitigation package sent to borrower. Borrower has had several hardships as unemployment and earlier illness of borrower. Borrower did not return all of the paper work needed to complete a modification and was removed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in XXXXX disaster area but no damages were reported in comments	08/31/2019	08/21/2019
170046848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2017.  The borrower promised to pay $1197.54 online and will try to make another payment by the end of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  On 05/21/2019 the borrower promised to pay at the branch on 05/27/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170043027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170046833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  07/15/2016, 07/30/2016, 08/26/2016, 09/27/2016, 11/01/2016, 11/29/2016, 01/04/2017, 01/24/2017, 03/066/2017, 03/31/2017, 04/28/2017, 05/30/2017, 07/14/2017, 08/05/2017, 09/05/2017, 10/09/2017, 11/09/2017, 12/05/2017, 01/08/2018, 02/14/2018, 03/07/2018, 04/02/2018, 05/01/2018, 06/05/2018, 07/16/2018, 08/16/2018, 09/16/2018, 10/15/2018, 11/17/2018, 12/15/2018, 01/15/2019, 02/15/2019 Borrower called and made a payment.  04/09/2019 Lender called and borrower promised to make a payment on the 15th. 04/15/2019 Borrower called and made a payment.05/15/2019 Borrower called and made a payment.  On 08/21/2019 called borrower and they pr9omised to pay online today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170041498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170046842	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  Borrower called and made a payment in the $887.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170046829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2019.  Comments show contact regarding modification and documents. Borrower advised having issues notarizing documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170046825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043028	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2018.  On 06/26/5018 the borrower called in to verify insurance policy. information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170046830	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reportedXXXXdamage on 7/8/2016 due to a XXXX.  No evidence a claim was filed. No status updates for theXXXXrepairs had been provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to the XXXX as noted on 1/13/2017.	08/31/2019	08/30/2019
170043025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2017.  Borrower called to see if the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046823	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2016.  On 11/19/2016 Borrower called promise to pay at Bank Branch on 11/23/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  The borrower was called on 9/19/16.  The borrower advised that they are gathering the required documents to be reviewed for a workout.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170046821	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  The co borrower called to make a payment on phone .The borrower called in to make a payment over the phone for 300.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  Borrower called about past due payment. Borrower set up promise to pay 1126.35.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  On 06/27/2017 and 05/24/2019 the borrower was called to collect on past-due loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170043023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  Borrower called and made a promise to pay at the branch. The borrower stated reason for default was excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170046818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The borrower called in regards to still being escrowed for insurance. The borrower stated increased the XXXX to match the H/O. The agent advised received evidence of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/15/2017 reflects that the property is located in a disaster area due to XXXXX XXXX.	08/31/2019	08/30/2019
170040492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  On 08/14/2019, the borrower called to verify homeowner insurance after received force place insurance notice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/11/17. Damages repaired 12/17/2017.	08/31/2019	08/22/2019
170040456	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170046819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  On 08/07/209 the borrower called to schedule a payment. On 01/07/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Borrower called in a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/01/2019
170046839	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  inbound call from borrower regarding final modification on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170046816	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Outbound call to borrower, promise to pay, not interested in workout options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  Borrower called in payment for $145.55 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/29/2019
170046811	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2019.  On 11/22/2017 the borrower was called to collect on past-due loan. On 01/31/2019 the borrower called to setup a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170043024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The customer called in a payment of $6753.15 and confirmed no assistance was needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2018.  On 01/12/2018 the borrower called to setup a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170046806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2017.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170046808	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  On 08/19/2019 the borrower was called to collect on past due loan. On 7/17/2019, the borrower promised to pay by phone on 7/28/2019 and noted curtailment of income for the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046805	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  Associate made contact with borrower regarding the final modification documents. Borrower stated they signed documents yesterday and associate stated to call back next week to set up automatic payments. 08/02/2018 inbound call borrower inquiring about additional documents needed for modification./  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170046804	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046796	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  BOrr called to make a payment iao $858.84.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046813	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170046822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The servicer discussed the loan modification with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170046798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  Called borrower regarding past due amt.  Borrower scheduled payment for $2409 on 4/26/19.  Borrower not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046795	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2019.  Borrower called made payment $1,300.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170046817	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  On 08/28/2019 the borrower called to schedule a payment. Borrower called and made payment $876.01
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170043036	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170046792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  08/30/2019 borrower made a payment of $1,476.88
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046803	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170046802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2018.  The servicer advised the borrower they received the final modification documents and will reach out once the process is complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170046800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  On 09/26/2018 Borrower was called in reference to past due payment. Borrower states someone else makes the payments. Call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170046835	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170046809	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2018.  On 11/23/2018 spoke to the borrower about the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/25/2019
170046801	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/08/2019
170043018	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The borrower sent in written request to remove the deceased borrower from the account. A XXXX certificate was provided in 2016.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2017.  On 02/14/2017 spoke to the borrower about the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  02/20/2018 - Borrower called with a promise to pay $593.43 online by 02/21/2019 - discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area(XXXXX); however, there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	08/21/2019
170046793	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170046824	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170043020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The Borrower's last contact  was an inbound call on 08/292019. The Borrower made a same day Promise to Pay "PTP"  in the amount of $810.88 scheduled  with a check by phone via the Voice Response Unit "VRU".
The Borrower's last contact was via an outbound call on 08/20/2019. The Borrower stated illness is the Reason For Default and would call to schedule the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 08/21/2019, the Reason For Default was changed to Excessive Obligations. However, the day prior, on 08/21/2019, when the Borrower was contacted, the Borrower stated illness was the reason.	08/31/2019	08/29/2019
170046794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Borrower called in payment for $75664 for today reason for delinquency is due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170043016	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2019.  Borrower called regarding insurance claim check. Servicer advised check has been processed and sent. Claim was closed 05/21/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170046786	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/25/2018
170043013	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2017.  Borrower request to make an online payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster first mentioned 8/30/17	08/31/2019	05/22/2019
170046787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The customer called to make a payment over the phone. The reason for default was curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170046789	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  On 12/26/2018 Borrower called to verify if account was set up on automatic draft. Borrower was advised account was set up on automatic draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170046784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170046788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170043012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170043015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Inbound call from borrower who requested to delete the pending payment for 3/31/19.  Advised borrower the payment is already pending and it cannot be deleted.  Borrower stated had too many expenses that stemmed from XXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/20/17 FEMA declared disaster are for XXXXX.	08/31/2019	07/22/2019
170046785	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Spoke to possible heir and executor to the estate of deceased borrower and intends to keep the home and loan is performing. The borrower called to make a payment of $538.77 for $531.19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170041428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170041499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Outbound call to the borrower resulted in a payment of $1,648.15 set to draft on 08/27/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 11/13/2018. No damage was reported.	08/31/2019	08/27/2019
170046782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2018.  Talk to borrower regarding past due amount borrower states mailed payment for $835.84 on 10/17/2018 and reason for delinquency is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170043014	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2017.  The servicer called to collect past due and borrower made a promise to pay online on 10/27/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170046780	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2017.  Borrower inquiry if the loan was included in the Bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170041471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2019.  Borrower called in to discuss assumption as well as refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170043008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170046777	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2017.  On 06/06/2017 the borrower called to go over loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046778	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/18/2019
170048938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043009	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 06/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  Commentary states borrower called in regarding payment questions.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/22/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there was a payment dispute and the loan was reviewed
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170048936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  ON 06/25/2019 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170048937	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.  Borrower promise to pay $720.90 drafting on 010/30/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170046781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/23/2019
170043003	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2018.  Borrower inbound, promised to pay at branch 11/30/19, did not have time to go through options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170048942	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower called in to make a payment of $663.14
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170048940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/01/2019
170048924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170046871	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Borrower called in with questions regarding payments. Agent advised accordingly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043006	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170048934	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower called to make a payment in the amount of $1072.53 for 8/19/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170043058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: 08/31/2017 Property is located in a FEMA disaster area due to XXXXX. No damages noted.	08/31/2019	04/08/2019
170043005	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2017.  The customer was advised they are no longer interested in loan modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 10/08/2016 due to XXXXX.  The borrower noted on 01/26/2017 received a claim check in the amount of $3563.88. The details of the damage and status of repairs were not provided and there is no evidence of a claim funds being received.  Prior unresolved damage was noted on 08/05/2016 due to a leak in theXXXXand replacing the hot water heater.  The damage repair amount is estimated at $3,563.88.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX noted on 10/04/2018. No disaster damage reported. The property was located in a FEMA declared disaster area due to XXXXX noted on 10/19/2016.	08/31/2019	08/16/2019
170048921	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2018.  Borrower called regarding a letter from lender.  Discussed current status and last payment didn't go through because we show invalid acct information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2018.  Borr called requesting clarification on letter that was received.  Letter could not be found by agent so the call was transferred to a specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170040513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170043002	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170048914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  On 02/01/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170048919	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2018.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/14/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044974	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2018.  The customer called in to confirm the account was not reported on their credit and requested a late fee waiver. Options were offered, however, the customer declined.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/16/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the escrow account set up with the modification and stated did not want the account escrowed. The borrower has already scheduled the tax payment. The borrower was advised on 03/21/2018 that the escrow account was removed, but the taxes were already paid. The borrower was very unhappy that the taxes were paid when they shouldn't have been.  A refund check was received on 04/19/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/09/2017 due to XXXXX.  Claim funds in the amount of $15856.10 were endorsed at the branch on 11/08/2017.  Damage was noted on 12/05/2017 to theXXXXand pool and had interior XXXXing.  The claim was classified as enhanced endorse and release.  The borrower noted on 12/19/2017 is waiting on a contractor estimate. The borrower noted on 02/02/2018 the repairs should be completed at the end of March but there is concern that the damage to theXXXXwill affect the re installation of the solar panels.  There is no evidence of the repairs being completed or an inspection confirming completion.  The damage repair amount is estimated at $15,856.10.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on 09/15/2017.	08/31/2019	01/28/2019
170043000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170048910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  Authorized third party called in promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048916	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016.  The borrower called to make a payment.  The borrower indicated that the reason for default is Marital Problems.  The ex-spouse was awarded the home and plans to do an assumption.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170048911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  Outbound call to borrower who stated there was no impact from XXXXX. Borrower pays by phone monthly with no direct contact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXXXX WildXXXX hold from 10/12/2017 to 01/22/2018; no damage noted. Notes of 02/23/2018 state all borrowers deceased but there is no other reference to deceased borrowers in notes. Notes of 04/10/2018 refer to re-coding of account but no explanation was provided.	08/31/2019	07/20/2019
170041430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/18/2017 the account noted, the property is located in a FEMA declared disaster area for XXXXX, no property damage was reported.	08/31/2019	07/30/2019
170041365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower promised to pay by check on 03/22/2019- rfd excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170048912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170048923	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/27/2019
170048908	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170048903	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2017.  Borrower promised to pay the amount of $103.24.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048913	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower promise to pay on 05/28/2019 the amount of $1,024.87.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170048904	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  The borrower called in and requested last 3 billing statements as well as year end information be sent by email. Request completed same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042999	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018.  The borrower was contacted to secure payment. The borrower stated the reason for default was due to a delay with the tenants making payments. The borrower stated they would make a payment at a branch before the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 02/27/2018. No damages were reported.	08/31/2019	07/11/2019
170048905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2018.  Borrower set up bi-weekly recurring payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170041465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2018.  The customer called to make a payment in the amount of $1,273.63
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045014	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2018.  8/13/2019-Notes indicate the borrower is deased as of XX/XX/XXXX. A third party called to advise of wanting to "take over" the payments on the loan. The agent added the third party as a potential successor in interest to the property. The third party advised of paying the mortgage over the last 4 years. The agent advised the need to the necessary steps and to be provided the necessary documentation to confirm the interest in the property. The agent advised of the acceptable documents needed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170048909	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2019.  The borrower called to make payment of 279.32.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170046889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  Agent verified insurance coverage with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170048900	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  Borrower called to updated financial and processed a payment for $2772.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048896	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2018.  The borrower called in to have payment cancelled.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170048895	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Borrower called in payment by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170048894	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048897	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2019.  Inbound call from Auth 3rd party- title/deed holder- borrower is deceased looking for long term solution. property is occupied  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170040527	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  The borrower called from a branch and notified that the co-borrower is deceased.  The borrower cannot commit to pay but stated they are not interested in Loss Mitigation.  The borrower intends to keep the property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170048891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  ON 07/12/16 the borrower called about the status of the loan. On 11/04/2016 the borrower was called to collect on past due loan. On 01/26/2018, 09/28/2018 the borrower called to inform they will pay at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170040239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  inbound call from borrower to process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  On 08/16/2019, the borrower called to verify insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170048888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called in payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2019.  The borrower called on 01/29/2019 in regards to insurance carrier on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170048889	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170048898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170041463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170048882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170042994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  the customer called and given the total amount due, stated that she could not commit to the payment due to illness of the borrower, assistance options offered
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048884	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170041464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2018.  The borrower made a payment of $644.85
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048883	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  Borrower promise to pay on 12/21/2018 the amount of  $880.98.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170048886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  Borrower called in regards to a letter received, call could not be completed as interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041461	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was ---.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on due to XXXXX.  The borrower noted on 01/29/2018 the repairs were paid out of pocket and completed.  A drive by inspection dated 02/19/2018 noted the repairs were 0% completed.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repair is in process.  The property condition is good.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: As of 07/03/219 Confirmed successor in interest has been added to the account.
As of 04/21/2019, the Borrower is deceased. There is a third party attempting to complete an assumption of the loan. There is no "Borrower" contact as of that date. There is no indication is property is vacant or occupied.
There is a note on 07/03/2019 stating there was a verification performed at the XXXXX and no match was found.
			The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	08/15/2019
170048878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  Co-borrower promised to make a payment at Branch on 7/17/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048877	3	[3] MI Not Being Paid As Required

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower called and made a payment over the phone. Borrower retracted cease and desist for this one call only.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/04/2018.  The dispute type is Written and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower requested that late charges be waived as the borrower lost their spouse and was unaware that they were paying late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170041774	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Borrower was contacted regarding loan status and advised they were unaware account was in default or payment had increased. Promised to pay $270.47 and payment was processed the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170041776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  04/24/2019 - talked to borrower - discussed payment history - most recent payment was misapplied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area -- XXXXX XXXXX	08/31/2019	05/14/2019
170042998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower was contacted and made a promise to pay for $1632.09
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area due to XXXXX no property damage noted from collection notes dated 12/21/2017.	08/31/2019	07/30/2019
170041775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2018.  Inbound Borrower promises to make payment at branch 9/14/18.  Not interested in Loss Mit.  Out of work for 6 months for medical reason.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 10/16/2018 Property is located in a FEMA disaster area due to XXXXX.	08/31/2019	07/22/2019
170041369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041769	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Borrower called in to see if XXXXX is listed as borrower's homeowners insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041770	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2017.  Inbound call from estate executor to discuss partial relief.  Advised a partial relief can not be completed as Customer is deceased.  Advised she may be able to refinance it.  She advised she will reach out to her XXXXs to advise it can not be completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042995	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/08/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2017.  The borrower called in to make a payment of $2144.82 for 08/31/2017; servicer processed payment and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019.  Outbound call to borrower to collect on past due amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2018.  Commentary states spoke to borrower regarding the status of the account. The borrower advised of promise to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170041767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  the customer called and provided a one time payment sent via federal express
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower called to make a payment.  Workout options, modification and assumption to remove the co-borrower were discussed.  The borrower is not interested in home preservation options.  The borrower scheduled 2 payments, 5/16/2019 and 5/17/2019 but the borrower complained that the 2nd payment could not be posted today to avoid late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 11/17/2017 - XXXXX	08/31/2019	08/15/2019
170041766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/14/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Called the borrower discussed terms of modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170040455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/11/2019
170041761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower made a promise to pay with check by phone on 07/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170041759	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/22/2018
170042997	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2017.  Note indicate the borrower called regarding the loan status. The borrower advised of not wanting to pursue any workout option at this time and wanted to make a payment online to make loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041756	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 9/15/2017; no evidence of damages.	08/31/2019	07/24/2019
170041760	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  The borrower called in with questions about their payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044771	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Outbound call to the authorized third party regarding the modification  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/25/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041755	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Outbound collection call resulted in their promise to pay a payment at the branch on 03/22/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170041758	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Outbound; Borrower did not want to go over hardship details. Borrower prefers making payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041754	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  Spoke with borrower, borrower called in to make a payment iao $1125.70
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  The borrower called to advise that they paid online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170041750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2018.  Borrower promise to pay on 02/01/2018 the amount of $1,525.28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170041748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Spoke with the borrower and borrower did not accept offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170042991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042990	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2018.  On 11/20/2018 Borrower called regarding insurance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170048932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  On 05/10/2019 Borrower called to promise to pay by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041751	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  On 08/31/2019 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170041741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  Call and spoke with the borrower regarding their trial plan approval.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041744	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  The borrower was contacted and made a promise to pay at a branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042987	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower called in and requested the account be escrowed for insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX XXXX. No damage noted.	08/31/2019	08/30/2019
170041743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2016.  The borrower called to make a payment in the amount of $884.96
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042986	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  Authorized third party (ATP) called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170041737	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A3p called for status of loan and about making payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170041739	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/15/2019
170041736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2019.  On 07/10/2019 the borrower called ot make a payment. 08/01/2018 borrower called to stop auto pay, advised unable to as payment is scheduled for today, put stop payment on payment and rescheduled payment for the 15th $745.60.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170041733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2017.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048927	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2017.  Borrower advised that will be removed from modification since the review was completed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2017.  The servicer advised borrower of foreclosure status. The borrower stated they will be able to make next scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A Fema Disaster due to XXXXX declared on 10/31/2017. No damages were reported.	08/31/2019	07/24/2019
170041735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048926	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Borrower called regarding misapplied funds- which were reapplied properly  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170041738	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170041732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2017.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170048930	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  Called the borrower regarding final mod docs. Borrower advised dropped of fed ex envelope on 09/03/2018 advised will continue to monitor account for them to be finalized.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042984	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  Borrower paid by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170041724	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019.  the customer called and was given the total amount due and provided a payment in the amount of $651.00 at the branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170042981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  The borrower made a one time draft payment in the amount of $1544.63
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170041722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Called the borrower regarding final modification documents. Borrower stated will setup mobile notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041719	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  BOrr called to advise his home owners insurance was changing to a different company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/07/2019
170042983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018.  On 03/21/2018, the borrower called to update homeowner's insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170041711	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower made a one time draft payment on 6/26/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048925	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170046820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Borrower called to make payment $789.56
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170041725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2018.  On 06/25/2018 the borrower called to say they mailed the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170041713	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/30/2018
170041704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area - XXXXX XXXXX.	08/31/2019	01/07/2019
170042980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2018.  The borrower called in and advised they made a payment at a bank branch. The borrower made an additional payment of $22.85 over the phone with the representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA disaster area, XXXXX XXXX. No damage noted.	08/31/2019	03/25/2019
170041709	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/18/2019
170041718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property loss comment dated 12/27/2018 cites claim is non monitored. Property was cited as being located in a FEMA declared disaster area due to XXXXX (XXXXX) cited on 10/17/2018.	08/31/2019	07/24/2019
170041703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  Borrower called in payment of $791.84 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041700	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041706	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2019.  A3p called into customer for account status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170041747	3	[3] MI Not Being Paid As Required [3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Not clear or no information on executor/heir.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170042973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170041693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  Borrower called in wanting to know the process to have MI removed on account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170042972	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  The borrower requested that the account be escrowed and a new payment generated.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045021	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower's executor of estate made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  Outbound call was placed to borrower to collect past due balance, borrower ptp $1028.64 on 10-27-17 at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041685	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/15/2019
170041721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2018.  The borrower called regarding payment, stated would contact their bank to stop payment and requested reversal to go back into checking account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041705	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/21/17 FEMA Declared disaster area for XXXXX.	08/31/2019	07/15/2019
170041708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Disaster first mentioned 9/19/17. No damage evident.	08/31/2019	07/24/2019
170041692	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2016.  The borrower called in and stated put money into escrow account via branch payment to cover the premium for XXXXX insurance policy. The borrower stated that XXXXX will send the declaration page and billing information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170048929	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  On 07/06/2016 the borrower was called to collect on past-due loan. On 10/31/2016 the borrower called to discuss the escrow letter received. On 10/27/2016 and 05/06/2019 the borrower called to setup promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2019.  The borrower called to make a payment of $
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170041684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower scheduled several payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170041707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170041687	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2017.  The customer advised their insurance policy was already paid, as well as the servicer paid and they will need to be contacted in order to issue a refund.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: No contact was made with the borrower but appears the loan has been brought current
			Per notation on 12/07/17, the subject property is located in FEMA disaster area for XXXXX (XXX)/and hurrican XXXXX impact. However, no evidence of damages found.	08/31/2019	08/16/2019
170041694	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/25/2019
170041695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  The borrower called promised to pay, and questions regarding insurance increases.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170041697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2018.  The borrower called in and made a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170041682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  Borr called to make a payment iao $1133.99
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  Borrower advised she was changing her Hazard Insurance Carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170041696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170040596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  The customer called in stating she wants a 3 week extension on the taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041716	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041676	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2018.  The borrower called in and made a payment over the phone with a representative in the amount of $5950.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX XXXX. Damage repairs completed.	08/31/2019	07/24/2019
170041680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042970	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower stated they were worried their spouse might have forgotten to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/21/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called regarding a payment not being taken from account.  The servicer advised the account information is the same as the last payment but the payment was returned. The borrower declined a supervisor and stated would clear up the issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 11/16/2017.  Claim funds in the amount of $5079.12 were endorsed at the branch on 04/26/2018 and classified as enhanced endorse and release. Attempts were made to contact the borrower regarding the inspection with no response. The claim was closed on 08/31/2018 with a drive by inspection due to the borrower not complying with the terms of the claim agreement.  The damage repair amount is estimated at $5,079.12.  Property repairs have not started.  The property condition is good.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  Borrower called to reverse payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041675	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  The borrower was contacted to collect on the past due loan payment. The borrower advised the RFD is due to excessive obligations and made a payment for $651.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170048846	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2018.  On 08/23/2018 the borrower called to setup a promise to pay by mail on 8/24/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on XXXX.	08/31/2019	01/10/2019
170043406	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  Potential successor in interest called in to state the property was transferred to them due to the XXXX of borrower, and they had the court order that names them as being awarded the ownership interest in the property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041663	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower made a one-time payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Third party called in made a promise to pay at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property was located in a FEMA disaster due to Severe XXXXs And XXXXing on 7/9/2018; no evidence of damages.
			The property was located in a FEMA disaster area due to XXXXX as noted on 8/29/2017; no evidence of damages.	08/31/2019	07/24/2019
170041677	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041664	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170041670	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called regarding missed call. The representative advised that it was status update and to confirm appeal period expires today 7/12/19. The representative also confirmed that loan is up to date and that once appeal expires will be removed from loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170041667	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The last contact with the borrower was on 02/05/2019. The borrower refused work out options.
08/29/2019 -Borrower called with a payment via check by phone in the amount of $1472.01
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 12/12/2017 the account noted, the property is located in a FEMA declared disaster area for XXXXX, no property damage was reported.	08/31/2019	05/03/2019
170041662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2019.  Borrower called in to make a payment over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170041668	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170041645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019.  The borrower was contacted to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041666	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170041644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170041669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/07/2019
170041641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2017.  Borrower are requesting to have the claim funds released. They have paid over $3K out of pocket to start the reairs and they are requesting the funds to be released to complete the work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2017.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041649	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2018.  The borrower called in and made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170041642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170041650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041648	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA Disaster declared for a XXXX on 12/02/2017; damages resolved.	08/31/2019	07/23/2019
170043405	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2018.  The borrower called  regarding the review decision and declined the workout option. The borrower stated that they will bring the account current on their own and has mailed the payment for May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170045024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170041643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041699	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Co-Borrower called and stated XXXX has been laid-off and will be receiving unemployment benefits. Payment of $1001.77 was processed the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041636	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2019.  The borrower accepted the repayment plan and the agent provided assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/09/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  The customer called with questions regarding bill pay and updated numbers on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment 9/11/2017, Property is located in a FEMA disaster area, for XXXXX, XXXX. Per comment on 02/22/2018, final inspection of greater than 90% was received.	08/31/2019	09/03/2019
170041632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170043404	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2017.  The borrower was contacted to discuss payment arrangements. They stated they would have to discuss it with their spouse and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/26/2018
170041633	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Authorized third party called to schedule payment. Borrower stated will make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170041640	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041626	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/20/2019
170041628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170041635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2018.  Borrower called in with questions regarding payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170041631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041622	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041630	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2017.  11/01/2017 - Talked to borrower - processed payment in the amount of $756.03 - discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170046075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  Borrower stated payment was made online on 08/22 and that there is no hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170041619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170041625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2018.  On 07/31/2018 Borrower called in reference to payment questions. Borrower stated will mail in July and August payments on 08/03/2018. Reason for default curtailment of income. Borrower was offered options for available assistance and is not interested in Home Preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170042975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041617	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The borrower called and made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area due to XXXXX noted on 8/30/2017. No evidence of damage(s).	08/31/2019	08/16/2019
170045011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  Co borrower called, promise to pay at branch on 2/28/19 $1378.63. RFD- inability to sell.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Disaster declared on 09/18/2017 due to XXXXX	08/31/2019	07/15/2019
170041637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2018.  the customer called and promise to go to the local branch and make a payment in the amount of $2297.16
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170041612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Ongoing attempts to reach the borrower and not able to reach. The loan is performing per payment history	08/31/2019	08/16/2019
170041614	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The borrower made a payment promise.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170041613	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2018.  Borrower made a payment in the amount of $554.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared XXXX due to XXXXX. No damages reported.	08/31/2019	07/23/2019
170041608	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  The borrower called and stated made monthly payment at branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 9/25/2018.	08/31/2019	08/30/2019
170041595	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  The borrower was advised of the foreclosure status.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower called and opted in to receive emails.  The caller was unable to provide information to make a workout decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2017.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  The borrower called with a question regarding payments. The borrower received a letter that there were missing payments. The borrower was advised that the letter was generated before payments were processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  An authorized third party called in for the status of the account and advised they were waiting on an escrow refund to bring the loan current. A request was submitted for an escrow overage to apply to three payments and the remainder be mailed to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170041620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower called and made a payment.  The borrower cited excessive obligation as the reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Borrower called made promise to pay RFD curtailment of income. Back to work now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041604	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170042977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170041597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2018.  The last contact was made on 8/13/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170041601	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170041594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041592	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  The borrower promised to pay by the 12th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170041582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower made a promise to make a payment by 03/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041589	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2017.  The borrower updated the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170041396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170047213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2017.  The borrower called in for reinstatement figures. The borrower fell behind due to illness and excessive obligations. The representative advised the borrower that reinstatement figures were mailed on 7/6 and it should be received today. The representative also advised of the next steps and next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to XXXXX noted on 12/21/17. No damages were reported.	08/31/2019	07/30/2019
170041469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  The borrower made a payment and wanted to set up a 3rd party account for future payments. The borrower was advised that at least one borrower must be on the account to be drafted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170043400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Borrower was advised a wire for $25,111.15 was received and the loan is reinstated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170041580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  Spoke to the borrower when they called inbound to discuss the loan and stated on 7/13/2019 that excessive obligations causing issues and promised to make a payment and not interested in Loss mitigation. The borrower called to make a payment.  They have excessive obligations and were not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043399	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  The authorized third party called to discuss the insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2017.  The last contact with the borrower was on 03/10/2017. The borrower wanted to know why she received delinquency notice within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/11/2019
170041598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  Borrower called in payment by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2018.  On 9/19/2018, the borrower called in with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 10/12/2018; no evidence of damages.
			The property was located in a FEMA disaster area due to XXXXX as noted on 11/7/2016; no evidence of damages.	08/31/2019	01/10/2019
170041575	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 8/29/2017; no evidence of damages.	08/31/2019	07/23/2019
170041547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170041579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2019.  On 1/19/2019, borrower called and can't commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 08/29/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX; no evidence of damages.	08/31/2019	03/15/2019
170041576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041569	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  On 4/11/2019 Borrower said excessive obligations was reason for default. Borrower complained about the fees and how it caused the April payment to be short. Borrower had made the March payment and April payment but now needed to make an additional payment for $3.04. Borrower accepted the promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold for XXXXX noted 09/25/2018.	08/31/2019	07/22/2019
170041578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2018.  Spoke to borrower about final documents.  She informed rep she is meeting with notary on today and should have final documents back to us in a couple of days. Rep informed borrowr she will be informed of the receipt of the final documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2017.  The borrower spoke to the servicer and could not commit to pay.  They are having marital problems and hope it goes into foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170041573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  An authorized 3rd party called and stated the payment will be made at a branch location.  Reason for default is curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041564	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower called to make the final payment of the plan effective 8/30/2019.  The borrower cited XXXXs in the family as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170043397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170041590	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/26/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047014	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2020.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2017.  Borrower called regarding delinquent tax bill. Servicer researched and sent payment for taxes on 04/12/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170041574	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/24/2018
170046887	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Property was impacted by XXXXX as noted on 09/05/2017. Damage was noted to the shed, XXXX on the roof, leaking and fence. The cost of the repairs was reported at over $10,000.00 per notes dated 08/30/2018.  Comment on 08/31/2018 reflects repairs at 60-70%. No evidence of repairs being completed nor a claim being filed.  The damage repair amount is estimated at $10,000.00.  Property repair is complete.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 09/05/2017.	08/31/2019	08/02/2019
170041568	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  08/07/2019 inbound call 3rd party call to discuss successor, 3rd party promise to pay $1,060.56 08/07/2019

The authorized third party confirmed the wired funds had not yet been received.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170041602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2018.  The borrower called in to discuss reinstatement funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170041566	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041570	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  On 11/13/2018, borrower promised to pay by phone $2,143.30
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2019
170047010	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Borrower state the reason for default was due to being paid at the end of the month. Borrower state that they will make a payment in the amount of $706.02 at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 01/23/2019-The property was located in a FEMA declared disaster area due to XXXXX . No property damages were reported.	08/31/2019	09/02/2019
170041560	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Commentary states borrower called in to scheduled a promise to pay on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/15/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there was a dispute regarding the present/ previous account state, payment rating and/or account history. The erroneous late payment were removed and account information was verified from the last tape.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170047013	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower made a one time draft payment .  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047005	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2019.  The borrower was contacted and made payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043395	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  the customer called and provided a one time draft in the amount of $597.19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047008	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  The borrower scheduled a payment over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170047012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2017.  Borrower called in to get the withdrawal information updated to draft additional principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170043048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/10/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2018.  The borrower called to advise the payment was made at the bank branch. The representative waived the late fee as a courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Disaster first mentioned 9/14/17	08/31/2019	07/30/2019
170041577	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  Borrower called regarding final modification details - advised borrower when contract is received and modification is completed -- next payment will be January 1, 2019  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018.  Borrower called to make a payment in the amount of $719.48.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170041584	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170047011	3	[3] Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called to make payment of 616.65.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  The first-floor window was broken due to vandalism and was estimated at $300.00 per notes dated 08/30/2016.  There wasXXXXand garage damage estimated around $2,300.00; plus, missing XXXX on the mainXXXXdue to mortgagor neglect.  No claim is being pursued due to being below the deductible per notes dated 10/07/2016.  There is a possibly damaged air conditioning unit; damaged fascia and holes in the carport covering per notes dated 04/18/2017.  The damage repair amount is estimated at $2,600.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/01/2019
170047007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Borrower requesting a letter showing the loan is current and wanted information on how the foreclosure affected the borrowers credit. Advised do not discuss credit reporting with borrowers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043393	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041610	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019.  Unauthorized third called in to verify the amount of fees in late fees. Third party says the customer was told that the late fees would be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Mortgage insurance review cited on 05/21/2019.	08/31/2019	07/29/2019
170041402	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170045224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2017.  Borrower called in regarding questions about late fees and borrower states made payment online today for $843.68.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170047004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170047009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/25/2019
170041159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Co-borrower called to schedule payment in the amount of $563.33
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170041154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046997	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The borrower called in regarding payment. The borrower stated the reason for default was curtailment of income which is resolved. The borrower made a promise to pay $947.25 by phone check on 005/05/2019 and 1894.50 on 07/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170046999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170046996	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2017.  Borrower called in with banker regarding adding name to Deed/Title. Agent advised that they would need to reach out to county clerk.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170043398	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2017.  The customer called and could not commit to pay. They stated they made several deposits and were concerned because they thought the deposits were enough. They were informed to verify the accounts on the receipts at the branch. The reason for default at the time was excessive obligations. The customer was not interested in loss mitigation.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 11/12/2018. No damage noted.	08/31/2019	07/24/2019
170047001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/12/2019
170045013	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower made a promise to pay with check by phone on 07/24/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower reported a new heating unit and XXXXing damage on 02/04/2019.  The details of the damage and status of repairs were not provided and there is no evidence of a claim being filed.  Property repairs have not started.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170047003	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2018.  Borrower will make the payment in a branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170041158	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2017.  Third party called to obtain information on loan modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170041161	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170041561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170047156	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  Commentary states borrower called in to schedule a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170041155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2018.  Collection call attempt to collect the past due amount. The borrower promised to make a payment by the end of the month. XXXX has stage 4 cancer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170045215	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  The borrower decided not to go through with a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041160	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2019.  The borrower called on 8/10/19 and a payment was requested.  The borrower advised that they will make a payment on the last day and refused loss mitigation options.  The borrower's illness caused the late payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 08/29/2017.	08/31/2019	08/10/2019
170045225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  Borrower promised to make a payment in the amount of $372.48 at branch on 05/14/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045207	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  Discussed with borrower to make a payment for 12/19/2018.Did not discuss potential options due to the bankruptcy discharge.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170047002	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2017.  Last contact with the borrower they called and said they will pay via phone. Borrower had illness in the family and curtailment of income. Borrower stated will make payment for 06/26/2017. Borrower confirmed property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/29/2019
170041157	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2019.  Borrower was advised of the foreclosure status and made a reinstatement payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/21/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Resolved 04/05/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170047214	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower promise to pay on 05/29/2019 the amount of $1,750.23.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2018.  The borrower called to get information on Lenders places insurance and to request a copy of the Mortgage Clause
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170043391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2017.  On 1/23/17 the borrower called about a notice on the door and advised will pay on Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045210	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/09/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute. Loan was reviewed and account information verified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170045212	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170045214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170045209	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170045208	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170045206	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018.  The borrower was contacted to secure payment. The borrower requested a cease and desist of verbal communication.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170045217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170043389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170045193	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2018.  Borrower was contacted to collect on a past-due loan and a payment promise was made for 09/20. The reason for default was due to excessive obligations. Also, principal borrower passed away XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower called to have the inspection scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170045197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019.  The last contact was made on 2/6/2019, in which an authorized third party indicated will make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170045204	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2019
170045205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  On 1/10/2019, the customer was called to collect on past due loan.  The borrower said to call back and the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170046870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045194	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower was called and stated they were unable to commit to make a payment.  They were referred for counseling options.  Curtailment of income was cited as the reason for default.  The borrower is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170045191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	10/24/2018
170045201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170045196	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2018.  On 06/28/2018 spoke to the borrower and they said they no longer need assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170045199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170045202	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2017.  On 01/26/2017 Borrower called to request a copy of year end mortgage statements for 2015 and 2016. Borrower was sent this information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170045195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/25/2019
170041449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Borrower states the reason for default was due to spouse may have been holding back on making the payments to damage their credit. Borrower states that they will begin to make the payments on their own. Borrower declined loss mitigation assistance and will bring the loan current on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2017.  Outbound, Borrower will make payment in a few days.  Customer sounded frustrated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045200	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2018.  A third party called about insurance policy to advised that policy is reinstated and agent is faxing over the information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/04/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had payment dispute and servicer corrected payment that was applied to principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045192	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  The customer called in for general information and discussed options to lower interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170045182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The borrower called in about payment questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170045203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  Authorized 3rd party called to make payment for $1599.51, via check by phone to pay for May and June. The A3P stated not interested in home preservation options and reason for delinquency was curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170043387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX 12/4/2017	08/31/2019	07/24/2019
170045188	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  The executor was provided the verbal pay off quote in order to pay off the loan.  No statement was generated.  Ownership was transferred to the caller by way of a deed conveyance.  The caller requested to be added as the successor in interest.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  On 5/16/19 the borrower called to promise a payment of $798.87 to be drafted 5/17/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170045187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045180	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/02/2019
170042982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/19/2019
170045181	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  Borrower called in payment for $1,109.58 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170048933	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area (XXXXX) noted on 03/25/2019.	08/31/2019	07/22/2019
170045171	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2018.  The last contact with the borrower was on 02//07/2018 to discuss workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045177	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2017.  The borrower contacted servicer regarding the general loan status and the newly modified payment. The servicer advised the modified payments did not begin until 03/01/2017 in the amount of $532.27. The borrower stated they were not able to access their online account to make a payment. The servicer advised once the three trial payments were completed the borrower would be able to make payments via online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170045173	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Co-borrower called in and promised to make a payment by phone on 8/30/2019, says has excessive obligation. Borrower called in because borrower wants to verify payment scheduled for today $1459.54 Borrower opted in to receiving emails, no hardship. Borrower confirms the property is owner occupied. Borrower states intends to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170045167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2018.  The borrower scheduled a payment for 002/23/2018 and cited excessive obligations as the reason for default. The borrower is not interested in loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045179	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/20/2018
170045166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018.  Borrower made promise to pay $987.17 and stated reason for delinquency was excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2017.  Branch employee called in with borrower to obtain an endorsement for draft loss check in the amount of $3443.86.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX hold 09/14/2017 to 12/21/2017.	08/31/2019	07/05/2019
170045183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2018.  The borrower stated they had excessive obligations and made a payment of $721.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170045165	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2018.  The borrower stated a payment in the amount of $673.33 was made the previous day.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045162	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower made a one time draft payment in the amount of $970.74
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170045176	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  The borrower made a promise to pay at the bank branch for 07/29/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170045170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2017.  Authorized third party called to scheduled a payment with a one time draft for 02/14/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170045174	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  On 05/16/2019 the borrower called to get the loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170045185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2017.  The borrower called to make a promise to mail payment on 6/1/2017 in  the amount  $1116.09.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170045010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  Advised reinstatement funds have been received and will be applied to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  The borrower called to make a payment of $1729.14. Also stated currently has excessive obligations due to family members medical bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 12/15/2017.	08/31/2019	07/14/2019
170045164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  08/13/2019 outbound call spoke with borrower about completed modification

The customer confirmed they would be moving forward with a modification and discussed the next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170043385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2017.  The service returned the borrower's email regarding the insurance claim they created online.  The borrower was advised of the missing documents required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/18/17 due to XXXXX, XXXX. No damages were noted.	08/31/2019	07/27/2019
170045163	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary dated 08/29/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX.	08/31/2019	10/24/2018
170041951	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170040768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  On 08/15/2019, the borrower call to scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170041953	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170041954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2018.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043402	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2017.  Associate made contact with borrower who identified themself and then disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA disaster XXXXX 08/2017. No damage noted.	08/31/2019	08/12/2019
170043384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018.  Borrower stated will make payment on 03/08/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; repairs completed 01/12/2018.	08/31/2019	06/27/2019
170043383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2018.  Inbound call from borrower to process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170041955	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called in payment for $152.15 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170041942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2017.  Talk to borrower regarding past due borrower states will make payment not sure when RFD curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170041948	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044951	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The borrower called regarding being added  as Successor of Interest.  The Servicer advised the review was complete  and closed out due to not getting the necessary documents to confirm the Successor of Interest. The third party stated there was no will nor documents awarding the property to the Successor . The Servicer suggested to third party to consult with an XXXX and once they are provided with the court document then Successor can be added to the loan account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/16/2019
170041945	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Authorized third party (ATP) scheduled a payment for 05/31/2019 and cited borrower illness as the reason for default. The ATP stated that the borrower is not interested in loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170043381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041947	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Disaster first mentioned 8/30/17. No damage evident.	08/31/2019	07/22/2019
170041937	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The agent advised the borrower on the amount due on the account and stressed to them what the consequences were. The borrower stated that their spouse made a payment, but they weren't sure when, and would need to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The borrower called in to make a one time draft payment in the amount of $1167.38
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/19/2019
170041935	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  On 12/13/2018 ATP said they want to put their name on the mortgage.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170041508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043031	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  Borrower made a payment in the amount of $1,404.19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170041943	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  Borrower called asking if a payment had been received that month. The borrower was advised that a payment had not been received for April and May.  Borrower made a payment of $1144.51 and scheduled another payment in the amount of $1145.22 for 05/24/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 08/29/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX.	08/31/2019	07/15/2019
170041933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on August 25, 2017. There was no mention of damages.	08/31/2019	07/30/2019
170041932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  The borrower made a payment of $1,252.53.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170043378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170041929	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  Borrower scheduled a payment in the amount of $87.84.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/20/2018
170043380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170043379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170041927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Borrower called to verify payment details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Disaster first mentioned 7/29/16. No damage.	08/31/2019	07/13/2019
170041930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Borrower to make payment check by phone on 03/20/2019. The agent advised of the consequences.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170046147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170045186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2018.  Borrower called in with question about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170041931	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Outbound collection call and spoke to borrower on 8/1/2019 and payment was made for the 8/2019 payment and borrower stated reason for the delinquency was due to excessive obligations due to college tuition etc. Borrower promise to pay $853.37 drafting on 02/28/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170046888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  On 05/23/2019, outbound call. The borrower declined to schedule a payment and refused loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170041939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041920	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017.  Outbound call to collect on past due amount. The borrower could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170041921	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170041919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  Borrower called in to inquire about the status of the insurance premium payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170041918	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  On 07/30/2019, the borrower scheduled a payment, declined loss mitigation assistance, confirmed excessive obligations, owner occupancy, and the intention to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170043030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  Borrower promised to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster area declared on 10/17/2017 due to wildXXXXs.	08/31/2019	03/25/2019
170041913	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170043377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  The borrower stated reason for delinquency was illness, medical issues.  The borrower made promise to pay $661.60 by phone on 07/18/2019 and stated does not need assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170041938	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  Borrower stated received call saying loan was in foreclosure. Servicer emailed possible phishing form for borrower to fill out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170041917	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170041914	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2018.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170041916	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/16/2019
170041912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  Borrower was contacted to collect a payment and stated could not continue the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041907	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  05/23/2019 - Talked to borrower - confirmed completed of modification - confirmed auto draft set up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170041915	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/03/2018
170041908	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2017.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2019.  On 01/11/2019 Borrower called regarding confirmation of Insurance carrier. Letter was requested to be mail out to Borrower in reference to Insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2017.  The borrower mailed the payment on 05/13/2017 and confirmed that the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041905	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/10/2019
170043372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041904	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  The borrower called to inform that the co-borrower had passed away XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041903	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/24/2019
170041895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170041475	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  the customer called to verify the XXXX policy
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/09/2018.  The dispute type is Verbal and the reason is XXXX coverage dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  XXXX coverage dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041900	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018.  The borrower made a payment.  They have excessive obligations and had an oversight of the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17. There is no damage to the property indicated.	08/31/2019	07/09/2019
170041901	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043371	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/15/2019
170041893	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/26/2019
170041911	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  Borrower called- paid at branch; curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170041892	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Borrower made payment in the amount of $708.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041888	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170041890	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  The borrower was contacted and made a promise to pay over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170041891	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Borrower confirmed herself and then call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170041886	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  On 08/12/2019, the co-borrower requested pay-off information, confirmed the intention to retain the property.  A payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170043365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  On 01/17/2019 spoke to the borrower and they made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041889	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2019.  The borrower was called to discuss expenses and income, in order to update customer information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170043367	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower inquired about removing dead XXXX and addingXXXXto loan to the mortgage and was advised the loan was eligible for assumption.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170041885	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170041882	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170043370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/30/2019
170041884	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2018.  The borrower contacted the servicer on 10/22/2018 to schedule a payment in the amount of $616.49.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170043369	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per commentary on 9/15/2017 Borrower may have been impacted by XXXXX. Per commentary on 9/18/2017 the account was placed on FC hold for disaster protection. On 12/21/2017 the account was released from such protection. No damage was reported.	08/31/2019	07/30/2019
170041894	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called in payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2018.  On 08/08/2018 servicer spoke to the borrower and they made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2017.  Talk  to borrower regarding past due borrower PTP $660.15 today at branch office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170041880	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041876	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170041869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 08/31/2017; no evidence of damages.	08/31/2019	06/04/2019
170041879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170041875	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  Called on the past due amount. Borrower had excessive obligations.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower stated will make payment of $345.28 on 01/24/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041858	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2019.  Outbound call to borrower about payment.  Borrower promised to pay $844.09 at bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA Declared disaster area for XXXXX. 12/12/17 Disaster protection has expired. No damage reported.	08/31/2019	09/03/2019
170041856	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170041868	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower called to request escrow analyssis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/08/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	09/03/2019
170041864	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2019.  The borrower called in and stated they would make a payment over the phone on Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/26/2019
170041867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/20/2019
170041866	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The last contact was made on 3/13/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170041863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  The authorized called in regarding their insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  The servicer contacted borrower to collect on past due amount.  The borrower stated they simply forgot to make payment and scheduled the payment for 01/28/2019 in the amount of $834.02
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170041854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2019.  The borrower authorized a payment in the amount of $667.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041896	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  The hardship was cited as illness of the mortgagor.  The borrower promised to pay $659.93 at the bank branch.  The homeowner advised that the property has a leak in the garage.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The XXXXXXXXdamaged the garageXXXXand the repairs for the leak were completed at the cost of $500.00 per notes dated XXXX.  There is no evidence of a claim being filed nor a final inspection verifying the completed repairs.  The damage repair amount is estimated at $500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/12/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX.	08/31/2019	08/21/2019
170041853	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2018.  Borrower called in and made a payment to account with check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170041862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Borrower promised to pay $600 at branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 08/29/2017 due to XXXX.	08/31/2019	08/29/2019
170041865	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XXXX, Property located in a FEMA disaster area XXXX, for XXXXX. No damage noted.	08/31/2019	07/26/2019
170041852	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2018.  Borrower made the payment at a branch. Discussed the escrow refund.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041855	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The servicer spoke to third party who made a payment.  They have had a curtailment of income due to illness of borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041548	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2019.  Borrower promise to pay on 06/02/2019 the amount of $521.34.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041849	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170041841	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  The borrower was contacted to secure a payment. The borrower made a promise to pay $840.45 online on 04/27/2019. The borrower stated the reason for default was due to a tenant paying late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041839	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The borrower called wanting to remove another borrower from the loan. Options including assumption and refinance were reviewed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170041846	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called in payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170041848	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  The borrower stated they had a curtailment of income and made a promise to pay.  They stated they are disabled and on a fixed income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zoned due to XXXXX noted on 12/12/2017. No damages were reported.	08/31/2019	06/06/2019
170041842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170041857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/19/2019
170043360	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2018.  On 07/27/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170042988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/15/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  The borrower asked why the payment went up and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170041838	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2019.  The borrower called to request a payoff quote as she was unable to complete the request online, the servicer emailed the payoff quote to the borrower as requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170041832	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170043358	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  On 03/20/2019 spoke to borrower and they made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/14/2019
170041829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041833	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170041843	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Spoke to Borrower and confirmed that the modification is complete and the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170041830	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  The borrower called to make a payment of $1535.73 for 5/1/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2016.  The serlast spoke to borrower on 10/27/2016 and stated having hardship due to illness of borrower and intends to keep property
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170041835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2018.  Inbound call to modify a scheduled payment.  Promised to pay $1075.89 9/25/18.  Not intereseted in Loss Mit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170041825	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041826	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043357	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170041823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  Borrower called in and said the reason for delinquency was excessive obligation. Borrower promised to make a payment by phone on 7/30/2019. Borrower states intends to keep the property.  Borrower confirms the property is owner occupied.
.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170041818	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Inbound call to the borrower  to make a payment  of $617.21 with check via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041834	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  The last contact was made on 11/2/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041820	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041822	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  Received verbal notice from the potential successor in interest that both borrowers are deceased and wants to make payments and receive assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was located in a FEMA natural disaster area due to XXXXX on XXXX. No property damage was cited.	08/31/2019	04/17/2019
170043353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170041828	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Borrower promised to pay $351.88 online on 4/13/19.  Borrower stated he out out of work for 6 weeks but is now back to work.  Borrower is not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043394	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2017.  Authorized third party called and made a payment for  $470.98.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041808	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170041815	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Borrower called in payment for $790.18 for today.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170041816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: FEMA disaster severe XXXXs, XXXXing 04/13/2018. No specific damage noted.	08/31/2019	07/18/2019
170043350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2017.  Borrower called in regards to letter they received from their insurance company requesting payment. Associate informed borrower payment was sent regular mail and should follow up with their insurance carrier. Borrower requested to have insurance removed from escrow and associate informed they would need to speak with the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area on XXXX and 01/18/2018; no evidence of damages.	08/31/2019	07/30/2019
170041806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041804	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170043351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called in to make a payment in the amount of $880.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower called made a promise to pay . Made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170041810	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041812	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  On 4/3/2018, borrower will pay via phone $763.73
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041809	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  Outbound call was placed to borrower to collect past due balance, borrower promised to pay $732.71, at branch on 3-23-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/29/2017, Property located in a FEMA disaster area XXXX, for XXXXX. No damage noted.	08/31/2019	03/26/2019
170041797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170041844	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/18/2019.  Borrower called in to discuss status of account. Advised loan is current due to completed modification and borrower wanted information on setting up automatic withdrawals, transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Called and spoke to borrower regarding the past due account. Borrower unable to provide information necessary to make a work-out decision. Borrower cannot commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 07/15/2019 reflects that a claim was filed forXXXXdamage. The date of loss was cited as 07/21/2018. The claim was classified as Non-Monitored and a check in the amount of $3767.46 was endorsed ad released to the borrower .	08/31/2019	08/06/2019
170041796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower made a payment and stated they have excessive obligations and hope to get back on track in August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA declared disaster area - XXXXX	08/31/2019	07/29/2019
170043349	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041795	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was located in a FEMA natural disaster area due to XXXXX on 09/12/2017. No property damage was cited.	08/31/2019	07/08/2019
170041881	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  Last contact with the borrower they stated had excessive obligations. Borrower promise to pay on 06/27/2019 with check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  Called the borrower advised notary has been callng borrower advised having trouble with phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041788	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Borrower called with a promise to pay $743.83 thru IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041799	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2017.  The borrower was called and said they paid at the branch.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170041819	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/15/2019
170041783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2019.  On 1/28/2019, borrower promised to pay $1004.02 on 1/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043347	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2018.  On 09/28/2018 the borrower called to get an update on the reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041791	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  The borrower called to promise to pay $ 688.56 with check via phone and associate reviewed the payment history with borrower. Comment dated /05/06/2019 borrower scheduled payment for 05/16/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 10/19/2018.	08/31/2019	07/29/2019
170041789	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower called in and stated forgot to make payment and would go to bank today to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170041883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower called to change address and request a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170041790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  Borrower stated he sent in final modification agreement. Servicer advised foreclosure has been suspended and modification will be completed in 7-10 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170043356	3	[3] Title Issue -: Other	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2017.  Last spoke to borrower when they called inbound to discuss the loan and payment plan for the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Liens/judgments were noted on title and the deed is no longer in the borrower's name  There is no evidence of the liens/judgments being released or indemnified and the borrower needs a deed to transfer the property back into the borrower's name.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/04/2019
170041798	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170041792	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Borrower states the reason for default was due to a decrease in income. Borrower made a payment in the amount of $587.66.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170041777	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  Borrower explained the reasons for delinquency and requested a pay history. Payment was processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170045220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041778	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/05/2017.  Borrower called for a paper statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170046717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044048	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  The borrower advised that their spouse was awarded the house in divorce and did not know when the payment would be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  During outbound call for late payment, the borrower scheduled a one-time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 08/29/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX XXX. No damages reported.	08/31/2019	08/23/2019
170044045	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  Agent called borrower and provided general status of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043346	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  On 0XXXX the borrower called in regards to the 1099 statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170041782	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/13/2018
170041785	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  The borrower called and made a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/01/2019
170043345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  Borrower requested to have the resolution letter sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Borrower made a payment to account and denied any assistance. Borrower also advised that RFD is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044051	3	[3] MI Not Being Paid As Required

[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The customer was asked regarding the specific concern with the credit reporting.  The borrower advised that had received conflicting information when the modification was being finalized.  The caller had been advised not to make a payment which caused the loan to fall delinquent.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/10/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Comments dating back to 08/10/2019 referenced the borrower disputing negative credit reporting. The borrower initially advised reporting from 10/2017 through 05/2018 was incorrect. The borrower later advised of incorrect reporting from 10/2018 through 04/2019 due to an issue with the modification process and being informed of incorrect information. Research is in progress and the servicer called the customer for clarification on 08/20/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster XXXXX 09/2017.	08/31/2019	09/03/2019
170044038	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2019.  Borrower called in to make a payment and is not interested in home preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043343	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  Inbound call from auth 3rd party, potential successor trustee- to make payment. Stated was hospitalized due to illness as reason for default.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170041780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170044039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2019.  Borrower called in to make a trial payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043344	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/15/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2018.  Outbound call to borrower to collect on past due loan and opened a work order.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/05/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments reflect a written credit reporting dispute; servicer completed research updated credit file and issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170044041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170044047	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  The borrower called and stated that a payment was made at the branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170043342	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2017.  Primary borrowersXXXXcalled to advise of XXXX of mortgagor and to find out the next steps needing to be taken.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044034	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: FEMA disaster XXXXX 08/29/2017	08/31/2019	07/29/2019
170043352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/29/2019
170044044	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  Spoke with borrower, borrower will call back to discuss duplicate payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170044042	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170044046	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  The customer called for an account status update and confirmed their hardship was over. The customer reinstated the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area and we have captured that no damages were reported.	08/31/2019	07/23/2019
170044040	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2019.  The servicer called and spoke with the borrower to collect payment. The borrower authorized agent to process payment in amount of $510.30 and was provided with the confirmation number. The borrower was offered recurring withdrawal and declined. The borrower advised not interested in loss mitigation and verified that the property is owner occupied and intent is to keep the property.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/18/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower made payment dispute disputing 12.00 fee due to not being able to pay online. Issue resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/12/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. No damages reported.	08/31/2019	07/30/2019
170044049	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170044037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  The borrower called in to make a payment on their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170044053	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2017.  Borrower promised to pay $1099.78 at bank branch on 2/28/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: XXXXX disaster area.	08/31/2019	06/05/2019
170043338	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Borrower sent email requesting escrow information, was advised escrow shortage was spread into 12 installments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044050	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  On 07/12/2019 Borrower set up payment on loan.On 05/21/2019, outbound call. The borrower promised to make a payment online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044043	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  The borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041803	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2019.  The borrower was contacted and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster XXXXX 09/2017.	08/31/2019	05/21/2019
170044032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower contacted the servicer on 06/05/2019 to schedule a payment in the amount of $933.01.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170044035	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  The customer was contacted and promise to pay a payment in the amount of $896.74 at the bank branch on 12/14/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 9/12/2017; no evidence of damages.	08/31/2019	08/02/2019
170044052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170044033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated XXXX reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	05/21/2019
170044036	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 10/26/2016. No damage was reported.	08/31/2019	05/31/2019
170044025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  The borrower made a payment of $793.49.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170044030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2019.  The borrower called in to discuss escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/12/2019
170044028	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2018.  The servicer called borrower to collect on past due and the borrower made a payment.  The borrower has a curtailment of income and was offered home preservation options, which they will call back for.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	07/22/2019
170041824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170044029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower made a payment in the amount of $653.58
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/07/2019
170043337	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  Borrower stated that they will send in a payment in the amount of $820.14. Borrower noted dealing with medical bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170043335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170043339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2017.  The customer called in to request assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170044019	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170044023	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2018.  Borrower called made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/06/2019
170044020	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Authorized third party, successor in interest, called in to a make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170044021	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower paid by phone, declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/31/2019
170044027	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044016	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Borrower promise to pay on 04/23/2019 drafting on $345.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on XXXX due to XXXXX.	08/31/2019	07/12/2019
170044017	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018.  The borrower made a promise to pay $1211.60. Loss mitigation options were discussed but the borrower was not interested. The RFD was due to a XXXX in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The propert was located in a FEMA declared disaster area due to XXXXX which occurred on 09/10/2017.	08/31/2019	07/30/2019
170044015	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/01/2019
170044018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on XXXX due to XXXXX.	08/31/2019	07/25/2019
170044024	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2017.  The borrower called to report a property loss from XXXX damage. The process was reviewed with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170043333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043331	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2016.  Authorized third party could not commit to a payment, not interested in keeping property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017, no evidence of damages.	08/31/2019	07/22/2019
170041787	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2018.  The servicer answered the borrower's questions in regards to payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044007	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2019.  The borrower called needing the amount paid to insurance for 2018 and to discuss loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/29/2017, Property located in a FEMA disaster area XXXX, for XXXXX. No damage noted.	08/31/2019	08/29/2019
170041661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170044009	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Outbound call to collect payment, which borrower made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170044013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2019.  Borrower scheduled payments of $892.38 for 03/22/2019 and 03/29/2019. Borrower also noted reason for delinquency as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044008	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  Borrower promised to pay $1315.34 with check by phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170044011	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Unauthorized third party called to make a payment in the amount of $1848.12.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX and noted on 1/31/2018.	08/31/2019	08/15/2019
170044004	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2017.  Borrower called regarding general status of account. Borrower inquired on reducing the Interest Rate on loan and was advised of the Refinance process. Borrower also advised may be interested in having daughter assume loan or be added to loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170048486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170044005	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2018.  The borrower had heard about an incentive program and wanted to get the details. A letter was mailed to the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170044001	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2017.  Borrower called in to verify if their payment was received in the amount of $1700.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170043999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043998	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170044002	3	[3] MI Not Being Paid As Required

[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Regarding issues with the dispute on payment, which is resolved.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/13/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower made a cash payment at a branch, and full amount was not applied.  This went to the Office of the President Casework.   $39.80 is the amount  Resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043996	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2019.  The borrower contacted the servicer on 03/14/2019 to schedule a payment in the amount of $890.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170046995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXX	08/31/2019	07/30/2019
170044000	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Promise to pay, scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170041949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043995	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2018.  The borrower called in and requested that their  late charge be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/29/2019
170044014	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  Talk to borrower regarding past due borrower states payment was made online today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043992	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170043997	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  Borrower scheduled a payment to account and accepted a repayment plan to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/01/2019
170041163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/12/2019
170043986	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 10/15/2018 and 03/11/2019 reflects that the property was located in a FEMA natural disaster area due to XXXXs XXXX and XXXX.	08/31/2019	07/10/2019
170043993	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  The borrower was called and made a $740.52. The borrower was recently divorced and experienced a curtailment of income.  The borrower was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/08/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the payment amount after the payment adjustment.  The borrower agreed to make the new payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043982	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  Borrower promised to pay by phone- verified owner occupied
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170043984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/22/2019
170043987	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2019.  Borrower promised to pay $4697.09 by wire transfer on  02/04/2019 and called to verify that the reinstatement funds were received. The agent advised that the funds were received and that the foreclosure sale was removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170046994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/12/2019
170043983	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2019.  The Executor stated reason for default was XXXX of principal mortgagor. They advised they would like to assume the mortgage. Executor advised they did not receive the deed in their name. They were advise home would be in the estate since there is a surviving spouse and no legal advice could be provided.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043979	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041165	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2017.  The customer called in about a letter for evidence of insurance on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	10/12/2018
170043977	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower called and verified the tax amount.  The taxes were verified as current.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170043976	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170046992	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2018.  The borrower changed the auto draft date from the 05/01/2018 to 05/14/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/15/2017 The property was located in a FEMA declared disaster area due to XXXXX which occurred on 09/10/2017. No property damages were reported.	08/31/2019	07/26/2019
170048485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2017.  Borrower called to collect on past due account borrower stated reason for default excessive obligations borrower made a promise to pay $701.09 borrower also discussed work out options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for wild XXXXs no property damage noted from collection notes date 1/23/2018.	08/31/2019	04/18/2019
170043974	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2019.  The borrower called to make a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170043970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2019.  Borrower was contacted, and committed to a payment of $963.43 on 2/28/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/20/2017.	08/31/2019	07/16/2019
170043973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 9/4/17 with no damage reported.	08/31/2019	11/12/2018
170043971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2019.  Inbound call from Power of XXXX, who stated received a letter asking to sign and return. POA  stated that  does not want XXXX to be authorized with access to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170043966	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold for XXXXX noted 09/11/2017.	08/31/2019	08/14/2019
170043985	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170043972	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster XXXXX 09/2017. No damage noted.	08/31/2019	07/22/2019
170043968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2017.  Last contact with the borrower they set up promise to pay 04/24/2017. Borrower had excessive obligations. Borrower confirmed property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/11/2017 due to XXXXX.	08/31/2019	07/26/2019
170048885	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2019.  The borrower discussed the account including payment status and next due is 09/01/2019 in the amount of $1516.66, the borrower also requested to be removed from home preservation workout.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043965	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  The borrower contacted the servicer on 04/26/2019 to schedule a payment in the amount of $2,301.13.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 8/23/17 with no reported damage.	08/31/2019	04/29/2019
170043969	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041166	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Borrower called to confirm insurance company changes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170043964	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170043332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2019.  The borrower made a one time draft payment in the amount of $330.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Referral hold due to XXXXX noted on 09/25/2018 no damage noted.	08/31/2019	07/08/2019
170041223	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2018.  Borrower promise to pay on 10/28/2018 the amount of $884.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170041269	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170043963	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041263	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041239	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170046867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  Borrower made a payment to account and accepted repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170041196	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170043962	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2019.  The borrower called to make a payment of $575.60 for 8/23/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170043959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  Borrower called and made es row payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170046993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2017.  The borrower was advised of the assigned specialist and the servicer continued to assist the borrower regarding the general status of the loan. The borrower was advised that the April and May payments have been received but are in suspense and should be posted to the account.The borrower was further advised can look into getting the payment posted to the account. The call was lost while borrower was on hold.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043961	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  Borrower advised that no assistance will be required.
.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170043960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170041202	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  Borrower called to make a payment in the amount of $1385.61 with check by phone on 08/30/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/29/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in with questions about payments and claimed reason for default was due to payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170041651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043975	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  3rd party called to get information on the probate/deceased process.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170048654	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Borrower scheduled a payment by phone in the amount of $1473.23
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170041271	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048655	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: FEMA disaster area XXXXX 0XXXX	08/31/2019	07/22/2019
170041257	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170041201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2017.  Called borrower to collect on past due amt.  Borrower promised to pay $1237.44 on 4/14/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170048652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The provided payment by phone in the amount $605.18, stated was in the hospital at that time and having difficult accessing their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043958	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.  The borrower's authorized third party called in to discuss the terms of the finalized modification.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	11/21/2018
170048653	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  On 08/13/2019, the executor of the estate of the deceased borrower called to inquire about selling the property, and the agent let them know that they would need to assume the property and then they could sell it.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170048648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  Borrower promised to pay $577.75 with check by phone on 08/30/2019
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXXXX WildXXXXs (XXXXX) declared on December 15, 2016. There was no mention of property damages.	08/31/2019	08/21/2019
170041268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 11/21/2016 reflects that the property is located in a disaster area due to XXXXX XXXXX. No damage reported.	08/31/2019	07/22/2019
170048651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2019.  The borrower called to make a payment. Comment dated 02/28/2019 borrower stated hours were cut at work and they have been impacted by the government shutdown. Comment dated 01/03/2018 borrower spoke with a caseworker with the Office of the President and was informed the foreclosure was suspended and gave an estimated resolution date of 01/131/2018.On 12/28/2017 borrower stated they are working with one income as spouse was sick and they wanted to do a repayment plan and not a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170048646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Borrower made payment and stated will make next payment online on 03/12/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048644	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170048650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170048647	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  On 3/19/2019, the borrower promised to pay on the past due loan by mail on 3/25/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041545	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2017.  The borrower stated that he wishes to assume the loan but wanted to keep the same monthly payment. The agent advised that he will reach out to an underwriter for clarification to see if that is possible. The borrower will be reinstating the loan and requested the wire information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2018.  The borrower called in and promised to make a payment in the amount of 789.75 on 6/28/2018 at a bank branch. The borrower stated the reason for default was due to borrower illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170041236	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/05/2019
170041162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The Borrower called made a promise to pay by telephone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2019.  The borrower called to make payment of 1005.26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170043410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2019.  The last contact was made on 6/27/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048642	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  Borrower made a payment in the amount of $1,221.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 08/29/2017. No damage was noted.	08/31/2019	05/13/2019
170041200	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170041251	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  The borrower called promised to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170041216	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2019.  Inbound call from 3rd party  (potential successor in interest, co-borrower passed). 3rd party wanted to know if the account had been brought current. Rep informed him that it is and he is listed as the potential successor in interest. 3rd party stated that his family is in the process of figuring out the trust at this point as well. the caller did not request a follow up.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/08/2019
170041206	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048421	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  Comments show borrower contact regarding loan status and payments, promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2020.  The last payment was received on 07/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/24/2018
170048643	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/08/2019
170045218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  Outbound call to Authorized third party to collect on past due loan. Third party promised to make payment at Bank Branch on 08/23/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170041192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/29/2019.  Call received from borrower to schedule payment. Borrower called and requested an inspection on 09/13/2018. Authorized third party called in regards to the inspection request. Associate informed inspection has been requested and the time frames.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/12/2017. Comment on 09/26/2018 reflects 100% completion.	08/31/2019	07/21/2019
170048635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Authorized 3rd party scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170048638	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041262	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  On 01/02/2019 the borrower said they will make a payment at the bank branch today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster first mentioned 2/5/17. No damage.	08/31/2019	01/23/2019
170048481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  Borrower promise to pay on 03/07/2018 the amount of $1,273.85.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/02/2019
170043334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/15/2017; no evidence of damages.	08/31/2019	07/22/2019
170048637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  Borrower states the reason for default was due to spouse was not working. Borrower promised to pay $460.44 online on 06/21/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2017.  Inbound call from borrower to make a payment. Borrower promised to pay online on 10/6/2017. Borrower stated not interested in loan modification. Borrower confirms the property is owner occupied. Borrower could not offer down payment or plan start date. workout options reviewed: no plans. Borrower wanted to defer a payment, but Rep stated unable to defer payment, borrower said to leave payment. Borrower states intends to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a Disaster Area due to XXXXX noted on 9/17/2018.	08/31/2019	12/14/2018
170048641	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower made a payment in the amount of $681.13.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170048630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/16/2019
170048479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 01/18/2018 reflects that the property is located in a disaster are due to XXXXX, XXXXing, mudflows and debris flows XXXXX. No damage reported.	08/31/2019	07/22/2019
170041273	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2018.  Call could not offer down payment or plan start date. There was a promise to pay by the 12th of the month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/30/2019
170048478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for wild XXXXs no property damage noted to property from collection notes dated 11/13/2018.	08/31/2019	07/30/2019
170048631	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170048634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  The borrower called to report new claim forXXXXdamage caused on 08/21/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170041199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  The borrower called in and inquired on the payoff amount and was advised. The borrower made a payment over the phone with a representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170048626	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2019.  Borrower called to see if their payment has adjusted since they have paid towards the escrow. Associate confirmed payment is $645.64 and borrower stated they would be making payment at a branch on XXXX. Comment dated 12/07/2018 borrower called in regrds to status of their insurance. Associate informed borrower of the lenders placed insurance and informed of the amount that is needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170048632	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called to make a payment in the amount of $709.04
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/27/2018 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	08/31/2019
170048636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2019.  The borrower called to make a payment  of $726.01 6/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041261	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  On 03/28/2019 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048629	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster first mentioned 8/30/17. No damage evident.	08/31/2019	07/15/2019
170048628	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  The borrower called to make a payment of 604.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170048627	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170048625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  Borrower was contacted to collect on a past-due loan and borrower made a payment promise by 05/10.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 28, 2016, and XXX XXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	08/20/2019
170048618	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170048617	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170048619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170048616	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170048621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041191	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 9/4/17.	08/31/2019	07/22/2019
170041190	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018.  Borrower called in to complain about the amount of time it has taken to update his name as the successor of interest in the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	06/04/2019
170048605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170048624	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2017.  Borrower called to hear retention options borrower stated he will be out of work for a month borrower stated he may call back tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 12/06/17 notation reflects the subject property is located in FEMA disaster area for XXXXX. No damages were reported.	08/31/2019	07/12/2019
170048610	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2019.  The borrower made a payment by phone for $385.88.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170048615	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  On 1/9/2019, the third party called in and was advised of the status.  The party asked for tax assistance and was transferred to escrow for further assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/23/2019
170048607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170048604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/16/2019
170041873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Notes indicate the borrower scheduled 2 One Time Draft payments for $886.69 effective 4/22/2019 and $863.81 effective 5/14/2019. The agent advised of the payment confirmation numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170041224	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170041264	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170041168	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2019.  On 06/25/2019 Borrower was called in reference to past due payment. Borrower could not commit to pay. Borrower was offered options for available assistance and is not interested in Home Preservation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170048476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  The borrower called to inform that a payment had been made at a branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster XXXXX, 11/08/2018. No damage noted.	08/31/2019	04/10/2019
170041241	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170041189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2017.  Borrower called and made a payment in the amt of $916.81.  Customer declined modification offer and will bring account current with regular payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary dated 12/04/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	04/19/2019
170048614	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  The borrower called and promised a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/21/2019
170048611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2018.  Borrower called and stated loan will be current by 07/26/18 and scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170048606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2019.  The borrower called and stated they had excessive obligations and  were not interested in home preservation options they were calling for the status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/31/2019
170048608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower made a one time draft payment in the amount of $1997.63
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX noted as of XXXX, no damage noted	08/31/2019	07/24/2019
170048601	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2018.  On 08/30/2018, the borrower called to verify status of the account. The borrower was advised of reinstatement option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per notes dated 02/02/2018, XXXXX and no damages were reported. Per notes dated, 10/17/2018, XXXXX, no damages were reported.	08/31/2019	12/27/2018
170048613	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2017.  Borrower called and stated she wired funds in the amount of $18,372.49 to reinstate loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048612	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower confirmed they had made payment at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170041221	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170048595	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2018.  Third party was advised that the XXXX certificate of the borrowers were received. Third party was given the information that they needed to turn in to sell the property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170048477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 10/19/2017 reflects that the property is located in a disaster area due to XXXXX XXXXX. No damage reported.	08/31/2019	07/10/2019
170041250	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170048474	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Outbound call to the borrower for the past due account, promised to pay $636.89 at the bank branch. Stated RFD was due to excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170048603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  Spoke with borrower who made promise to pay and is not interested in assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170048602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/05/2019
170048475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170041232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  Borrower called to see what options available - reviewed long & short term- Borrower will call back in Jan when knows for sure when will receive retirement benefits. Made payment 12/6 $1587.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/13/2017.	08/31/2019	07/22/2019
170041255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2018.  Collection comments indicate borrower called and agent advised the loan was removed from foreclosure and the account has been brought current with the approval of the loan modification.  Advised due date is 2/1/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/29/2019
170041249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2017.  Borrower advised will pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170041234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2019.  Collection comments indicate borrower called because she remitted a partial payment intended for May and plans to make up the rest.  Agent went over payment application with the borrower. Bad connection but informed the borrower a work order had been opened to take a look.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048599	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  Borrower was advised of late payment and the borrower stated that a payment was made at the branch and has the receipt of payment. Borrower stated that the payment was made on 11/05/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/28/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute was noted on 11/28/2018. Borrower stated that they already made the payment. No evidence of delinquency or payment issue so looks like it was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/20/2019
170041237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170041167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170048473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/07/2019
170048593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; no evidence of damages.	08/31/2019	08/07/2019
170048592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170048590	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2019.  Spoke with Borrower and went over escrow and made a payment in the amount of $1,760.66.  Borrower was transferred to a Supervisor.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/23/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed paying recording fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170048588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2018.  Borrower was contacted and they made a promise to pay $1,242.32 at branch borrower stated reason for default was excessive obligations no options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2016.  The borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170041219	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 0XXXX.  The borrower stated they could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041180	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2017.  Commentary states borrower called in regarding payment questions.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170048585	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  Outbound call to collect on past due amount. Promised to pay online on 07/28/2019.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/02/2019
170041198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2018.  Borrower called in to make a payment and stated the reason for default was due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170041248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/08/2019
170041544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2017.  Comments show borrower contact regarding loan status and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170047234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048591	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170048586	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  Borrower stated XXXX takes care of payment and not sure when payment will be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048594	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower called in to set up a  payment on the loan for 08/30/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048472	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2016.  Authorized third party called in and made a payment in amount of $768.67 and was provided with the confirmation umber. The third party stated default is due to XXXX of borrower. The authorized party wanted to get set up on auto draft and inquired about amortization schedule. The authorized third party verified that the property is occupied and intent is to keep the property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 01/20/2018 reflects that the property is located in a disaster area due to XXXXX for XXXXX wildXXXXs, XXXXing, mudflows and debris flows. No damage reported.	08/31/2019	12/01/2018
170048587	3	[3] MI Not Being Paid As Required

[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid

[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2017.  Discussed the property loss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  Total loss due to wildXXXX.No visible damages were noted upon drive by inspection but 0% of the inspection was completed. Claim was closed due to noncompliance with the inspection requirements.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 08/31/2019: No property loss update.	08/31/2019	08/21/2019
170048589	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2019.  Borrower call to make a payment in the amount of $1,149.25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Contacted the borrower for payment.  Set up promise to pay $560.95 on 08/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170041179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170048581	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2018.  The last contact was made on 6/7/2018, in which the borrower had a tax inquiry.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170041195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  Borrower called in to make a payment and stated the reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/26/2018
170041259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2018.  On 10/18/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/13/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	10/23/2018
170041246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170041178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170048580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  The borrower called in and made a payment in amount of $10.30 to complete the 05/01/2019 payment and was provided with the confirmation number. The borrower requested loan transaction history. Prior comment dated 02/23/2019 the agent offered assistance options to borrower and the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/16/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	05/21/2019
170041230	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2017.  The borrower called to file a claim on home due to rain XXXX andXXXXdamage. The claim was classified as non-monitored and a check in the amount of $425.72 was endorsed and released to the borrower on 01/10/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170048920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170048575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  Spoke with borrower who stated had already paid payment.  Advised borrower that there are no pending payments and borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/25/2019
170048576	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2017.  Borrower promised to pay $669.09.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170048577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2019.  Borrower promise to pay $727.31 drafting on 02/9/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170048574	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170048571	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2019.  The customer called to confirm the change in their insurance carrier and was advised on how to refund escrow.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170041177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170041194	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170048573	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called to schedule a payment for $730.86.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048572	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2017.  Borrower called to verify insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on XXXX. No damage was noted.	08/31/2019	05/15/2019
170048578	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170048928	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2019.  The borrower made a promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170048569	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Commentary states borrower called in regarding the final documents and notary appointment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/18/2018; no evidence of damages.	08/31/2019	07/08/2019
170041205	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/07/2019
170041266	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/28/2019
170041229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048566	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
			BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2018. Advised the modification was completed XX/XX/XXXX. No damages reported.	08/31/2019	02/08/2019
170048564	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2019.  On 06/26/2019 Borrower called to request insurance policy information. Borrower was advised name of Insurance company and phone number for claims department. The call was also transferred to another department.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 09/11/2017.	08/31/2019	07/25/2019
170041245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170046865	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2017.  The borrower called for the status of the insurance premium payment. The agent reached out the the insurance company and resolved the issue.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 10/26/2018. Also noted XXXXX on 10/11/2016. No evidence of property damage.	08/31/2019	07/26/2019
170048558	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The borrower called to make a payment 636.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170048559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170048560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041208	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower called in and authorized a payment by phone in the amount of $53.41 with an agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary dated 08/31/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	01/22/2019
170048562	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170048567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2018.  On 10/15/2018, outbound call. 3rd party authorized called to verify status of modification. The 3rd party was informed about trial payment option. 3rd party authorized declined optiion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/01/2019
170041176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXXXX, XXXXing, Mudflows and Debris Flows (XXX) declared on 01/08/2018, and XXXXX (XXX) declared on 11/12/2018. There was no mention of damages.	08/31/2019	01/25/2019
170048570	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on XXXX.	08/31/2019	07/10/2019
170048553	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  Spoke to Borrower and they made a payment in the amount of $386.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048563	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2018.  The borrower contacted the servicer on 09/17/2018 to schedule a payment in the amount of $459.74.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170041175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	12/04/2018
170041244	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018.  On 11/30/20118, the customer called and schedule two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170048555	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  The borrower called in and made a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/06/2019
170041164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041515	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/15/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The authorized third party stated she is not going to refinance or assume the property she will leave it like it is she does not reside in the property it is a rental.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/11/2019
170041260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 10/25/2017.	08/31/2019	12/25/2018
170046866	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  The borrower called and made a promise to pay on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 10/26/2018-The property was located in a FEMA declared disaster area due to XXXXX (XXXXX). No damages were reported.	08/31/2019	08/29/2019
170045222	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2019.  On 7/16/2019,borrower called in and promised to pay by phone $1,254.78.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170041874	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2017.  The borrower had late charge received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  The borrower made a promise to pay $2485.78 via online and requested that the late fee be waived. The agent reviewed the account and waived the late fee.  . The RFD was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/15/2017-The property was located in a FEMA declared disaster area due to XXXXX which occurred on 09/10/2017.	08/31/2019	07/24/2019
170041950	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  The borrower called in to request the payoff on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170041272	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower called to make a payment of $374.80 for 08/29/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 10/11/2016 the account noted the property was located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	08/29/2019
170048525	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  the borrower called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 8/23/17 with no damage reported.	08/31/2019	07/24/2019
170041860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  On 07/01/2019, the borrower called with a promise to pay, declined loss mitigation assistance, and confirmed both owner occupancy and the intention to retain the property.  The borrower said the reason for default was that she had been unemployed and then had an employment transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170041173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXXXX, XXXXing, Mudflows and Debris Floe (XXX) declared on January 2,2018, and XXXXX (XXX) declared on November 12, 2018. There was no mention of damages.	08/31/2019	07/09/2019
170041174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170043382	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/28/2019
170048523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041652	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  Inbound call/promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170041235	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170048529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170041184	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Authorized third party (potential successor in interest) called to set up a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170048487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2017.  The borrower called in to advise that the policy has been reinstated due to dispute, per state of XXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170041218	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  Borrower called in for a modified payment scheduled payment. Borrower promised to pay #1329.72 with check by phone on 9/30/2016. Borrower refused workout options presented.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170041233	2	[2] Payoff has been requested within the last 60 days [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The co-borrower called and made a payment in the amount of $925.57.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/07/2019
170048518	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2016.  Commentary states spoke with borrower and borrower was advised to contact collections at a later date to discuss new options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: On 09/14/2017 the account noted, the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	07/30/2019
170041225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/01/2019
170048488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  The borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170041171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/22/2019
170041170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2019.  The borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170048499	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The borrower called in to verify payments. The borrower stated they had made a double payment that had not posted to the account and a late fee was assessed. A request was submitted for the payment to be reversed and re-applied.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/26/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated on 07/26/2019 they had made a double payment on 05/31/2019 for both the May and June payments. However, they were charged a late fee and was reported delinquent. The additional funds were applied to principal and a request was made to reverse and reapply the funds. It was confirmed on 08/16/2019 and 08/29/2019 the loan is reporting accurately to the credit bureaus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 9/4/17 with no damage reported.	08/31/2019	08/29/2019
170048549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2018.  The borrower stated a payment was made online but 2 payments were withdrawn; borrower was assessed a $35 fee for non sufficient funds and requested reimbursement from the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170041172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170048536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2019.  borrower called in promise to pay for 419. Illness of borower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170048530	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  Borrower called to authorize midterm policy change. Comment dated 08/24/2018 borrower stated they would be bring the loan current by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/12/2017.	08/31/2019	07/24/2019
170048583	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/17/2019
170041222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048540	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2017.  An authorized 3rd party called in to discuss disaster assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on XXXX due to XXXXX.	08/31/2019	07/22/2019
170048533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170048520	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  Borrower stated will make payment at branch office on 03/13/2019 and will bring account current by 04/10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041701	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048507	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2019.  Borrower called in to make a payment of $917.15 thru IVR.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; no evidence of damages.	08/31/2019	07/25/2019
170048521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Borr call to have his payment set up on an auto draft schedule.  Was advised this needs to be handled by customer service. Call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/08/2019
170041211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2019.  Borrower called in and completed a payment by phone in the amount of $835.37.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170041240	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower called in and made a promise to pay today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048524	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2019.  The last contact was made on 1/16/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170041186	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2019.  Commentary states spoke with authorized third party regarding the status of the account. Third party advised of reason for default and scheduled a promise to pay online.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2019.  Co borrower called to schedule payments for 04/24/2019 and 05/10/2019. Comment dated 04/18/2019 borrower called to delete scheduled payment for today and payment dispute was cited.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Borrower called in payment of $1236.61 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170048516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/18/2018.  The borrower called in and stated that they'd be making a payment at their bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/28/2019
170041265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  Borrower called to verify payment details. The borrower cannot commit to pay. The representative advised of options. The borrower had truck repairs. RFD: excessive obligations noted. The borrower not interested in loss mitigation noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170048528	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048551	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2019.  The borrower spoke to the servicer about the past due amount and they made a payment.  They have excessive obligations and are aware of assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170048503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  On 07/17/2019, the borrower advised that she had received a check, and the agent told her to call the state to ask why she received it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170041188	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  The borrower spoke to the servicer about past due amount and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	07/11/2019
170048513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170041215	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170048542	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called to make a payment of $1031.41.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/06/2019.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower requested a full breakdown of the payment increase.  This was resolved on 3/14/2019 noting the increase was due to the taxes and insurance increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170048527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/15/2019
170048514	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170041217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170041187	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  Outbound call made to collect on the past due payment. The borrower promise to make a payment online on 6/18/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/18/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower claimed payment dispute as reason for default.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages.	08/31/2019	08/09/2019
170041258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2018.  Collection comments indicated borrower called with questions about her payments.  Agent answered questions regarding borrower auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/17/2019
170048498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170041185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2017.  Borrower called because neighbor's tree fell on her property and she wanted the neighbor's to file a claim.  Advised borrower it is an act of god and therefore neighbor doesn't have to file a claim and that she an file a claim under her insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 04/06/2017 due to XXXX. Damages resolved.	08/31/2019	07/24/2019
170041209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170045168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170048511	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2019.  Borrower called to find out how much of the payment was applied to interest. Customer made a promise to pay but could not offer a down payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170041928	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018.  Borrower called in to talk about final modification documents and is unable to get in contact with mobile notary service.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX 9/11/17.	08/31/2019	07/24/2019
170048541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  The borrower called and authorized a payment in the amount of $835.40. The borrower also requested funds to be deposited into Escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048492	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  Outbound call was placed to collect total amount due, borrower ptp $673.52 online 4-12-19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/13/2019
170044382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2019.  The customer spoke to the servicer advising she would make payment via online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170041270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2017.  The customer called in. They could not commit to pay. They live in the property and intend to keep the property. They were advised their statement was sent out. They were informed the account was current and the next payment was February . The customer was upset upset about the monthly statement received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170048508	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170048543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2018.  On 09/21/2018, the borrower called to inquire about escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  Borrower called made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170048497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 10/12/2017. No damage was reflected.	08/31/2019	07/16/2019
170048502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/25/2018; no evidence of damages.	08/31/2019	12/19/2018
170048557	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2019.  The borrower called promised to pay at the branch.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170048496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2016.  Borrower called and accepted a promise to pay for $792.32 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 9/19/2017 the property was cited as being located in a FEMA declared disaster area due to XXXXX and placed on hold. On 12/13/2017 the hold was released. No damage was reported.	08/31/2019	04/30/2019
170048494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170041227	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048512	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Borrower called to make payment on account in the amount of $1,309.55.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170048522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  The borrower authorized a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170048548	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170041214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/25/2019
170041182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170041254	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170048504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  Borrower called to schedule a payment for $318.54, effective 4/10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170048490	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2019.  The borrower called to confirm receipt of payment. The borrower was advised that the loan was still in foreclosure and to allow up to 7 days  for posting.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2016.  Borrower promise to pay $927.93 drafting on 12/21/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/01/2019
170048517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/14/2019
170043330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170048510	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/24/2019
170048539	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2018.  Borrower called in to give verbal authorization to release loan information to daughter. Authorized third party made a payment via easy pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170048545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2019.  The borrower was contacted and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170048526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX noted on 12/12/2017 disaster protection expired. No damage noted.	08/31/2019	05/15/2019
170046790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower called and made payment $926.32.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170041253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170048532	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2018.  Borrower claims will bring current by end of month, declined assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041169	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2018.  The borrower called to change mailing address.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170041204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170041226	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170048538	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  Borrower called to inquire about the advance balance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170041228	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2018.  Borrower set up a promise to pay for 06/29/18 by web.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170041210	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2017.  11/13/2017 == talked to borrower - discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170048501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  Commentary states spoke with authorized third party regarding the status of the account. The third party advised of promise to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170041220	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/29/2019
170048515	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Called borrower-  set up payment online- set up auto pay, excessive obligations- courtesy late fee waiver
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170048505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/19/2019
170041193	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170048495	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2019.  The borrower was contacted and made a payment. Assistance was offered and declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170048519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170048491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170041252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  On 5/28/2019, the borrower called and scheduled a payment. Comment dated 04/23/2019 associate informed borrower of assistance options, repayment plan as spouse was in the hospital.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 11/02/2016.	08/31/2019	07/26/2019
170040391	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  On 05/03/2019 ATP called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170041247	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  The made a promise to pay.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/28/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A credit dispute was resolved on 06/28/2019 as the account information was verified from the last credit tape on 06/07/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170040392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  Borrower made a payment in the amount of $600.44.  She stated that after completing the modification she signed up for autodraft.   Advised borrower we will research and reach out to her sometime this week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The comments indicated the property was located in a FEMA disaster area for XXXXX on 10/10/2018.	08/31/2019	05/21/2019
170048531	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  Borrower stated will make payment by phone on 01/04/2019 in the amount of $874.76.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/10/2019
170040388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  The borrower requested a status update and was advised the loan was reinstated that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170040389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  The last contact was made on 8/27/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170040390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170040386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170040382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  Outbound collection call to the borrower resulted in them making a payment in the amount of $1,111.33.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  Call received from branch representative with borrower to go over the reinstatement. Comment dated 12/12/2018 borrower called to request assistance options. Associate provided options and requested the reinstatement quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/25/2019
170040387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Called customer and explained the verification of employer letters are not fraud or scam that these are random audits on loans in default to confirm employment during the application of this loan. Borrower was happy with resolution of no fraud or scam and did not have any further questions. XXXXX advised resolution letter will be mailed out today, but will be from am.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170040384	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Om 05/10/2019 the borrower's XXXX  paid 1000.46 with check over the phone on 0510/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/16/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit Bureau dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170040380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  The borrower was advised that the loan has been brought current and the terms of the modification have been finalized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 9/12/2017.	08/31/2019	07/30/2019
170040385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/31/2019.  The borrower called will pay via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170040381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2019.  Borrower called to check on payment- posted for 4/9.  It should go through with second attempt.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/22/2019
170040377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Borrower made a payment in the amount of $2175.25.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on XXXX due to XXXXX.	08/31/2019	09/03/2019
170040375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2018.  The customer called inquiring about payment options. The customer was advised of options available. The associate explain that the customer completed a modification a few months ago so a Modification may not be available for the next 5 years.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  ON 01/04/2018 Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/6/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/17/2019
170040378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  The borrower called in returning call. The agent advised call was in reference to final modification documents. The borrower stated sent the final documents in today 05/24/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  Borrower advised the loan modification has been completed and the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/15/2017 reflects that the property is located in a disaster area due to XXXXX. No damage reported.	08/31/2019	06/26/2019
170040373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower called in and made a payment in amount of $1600.00 and was provided with the confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 08/29/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. The borrower reported no damage to property.	08/31/2019	07/15/2019
170040364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2018.  Borr called regarding mod docs. She has already had the docs signed and notarized and she is receiving another set of docs.  Advised her she needs to resign because her name changed she must refill out the docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster XXXXX 09-19-2017	08/31/2019	05/28/2019
170040379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2018.  Servicer spoke to borrower about loan modification and the loan is now current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018.  The borrower called in to authorizes mid term policy change and advised of new insurance payment. The borrower stated that the insurance agent will send over the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/14/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. Borrower reported pool screen needed to be fixed. The repairs are completed.	08/31/2019	07/30/2019
170040365	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  Th borrower called in to modify a scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Property damage by XXXX. Damage to roof, pavements and fence. Per comment on 05/17/2018, damage is 75% complete. No evidence of completion of repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 0XXXX.	08/31/2019	07/30/2019
170040368	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2018.  The borrower stated that he has not gotten around to writing a compensation request. The agent advised that he sent out a letter with his contact information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/04/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer was stating that servicer reported the borrower late to the consumer reporting agencies and that was the reason for the denial of the refinance. Servicer stated on 10/04/2018 was not reported late to the consumer reporting agencies and the denial stands.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/15/2017. No damage was reported.	08/31/2019	04/01/2019
170040358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2018.  Inbound call from borrower to process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment XXXX, Property is located in a FEMA disaster area, for XXXXX, XXXX. No damage noted.	08/31/2019	07/30/2019
170040369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2019.  The representative received call from internal representative transferred the borrower responding to follow up letter received. The repairs are still not completed and will keep us updated on the repair process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a FEMA disaster area due to XXXXX noted on 9/19/17. Claim was closed and all funds released 04/19/2019.	08/31/2019	05/20/2019
170040360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2018.  The borrower called to make a payment in the amount of $2758.58 on 01/02/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/30/2019
170040366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2019.  The borrower called to follow up on the final modification. The agent provided the contact information to servicelink.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170040374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  Borrower called to modify a scheduled payment- rfd excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/15/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	05/16/2019
170040362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2019.  spoke with borrower to collect past due payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170040370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2018.  Borrower called in to ask questions about a letter that they received about regarding their payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Called the borrower who advised does not want modification and wants removed right away. Advised will remove as soon as possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170040351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040350	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower set- up autodraft.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/26/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payments misapplied- 02/28/2019 re-applied
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170040356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018.  Borrower called in to schedule a one time payment for $1556.57
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2018.  Borrower called in regarding inspection results and was advised it reflected 100% completed repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. The borrower reported property damage on 09/08/2017 due to XXXXX. Claim funds in the amount of $33,107.54 were received on 11/07/2017 and were endorse and released to the borrower. The claim was classified as enhanced endorse and release. A final inspection showing that repairs were 100% completed was received on 06/07/2018 and the claim was closed.	08/31/2019	07/30/2019
170040352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  Borrower promise to pay on 06/15/2019 the amount of $1,011.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster first mentioned 9/20/17	08/31/2019	06/06/2019
170040354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  The borrower discussed a wrong payment being applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on XXXX. No damages were reported.	08/31/2019	07/30/2019
170040357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 09/14/2017 the account noted, the property is located in a FEMA disaster area for XXXXX. Property damage was reported for XXXXing of floors. On 03/14/2018 the repairs were 100% completed.	08/31/2019	07/08/2019
170040367	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  Authorized third party called the Successor of Interest form was completed. Third party was advised the account will be updated.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/24/2019
170040344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2019.  Spoke to the borrower who made a payment over the phone in the amount of $1288.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170040355	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2019.  Borrower called to dispute credit reporting. Borrower was advised their is a compliance code on his credit that he must request to be removed
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/06/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower is disputing credit reporting and borrow was advised that request had been submitted and to expect a call within 48 hours. Compliance code was removed and  dispute was resolved on 05/20/19.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/03/2019
170040359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  Borrower promised to pay $1220.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX (XXX) on 09/10/2017.	08/31/2019	08/09/2019
170040361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower was called on 8/21/19 to collect on the past-due amount.  The borrower promised to pay $3269.41 online that day.  The late payment was caused by excessive obligations.  The borrower was not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster first mentioned 9/18/17	08/31/2019	08/21/2019
170040349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  Borrower scheduled a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170040348	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  The borrower called in about the home equity line of credit. The call was transferred to that department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX (XXX) as noted on 09/15/2017.	08/31/2019	05/24/2019
170040353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Borrower made promise to pay $2628.63 by 05/10/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/28/2019
170040337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2018.  The servicer discussed escrow related issues with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170040346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  The borrower called in multiple time regarding XXXXX online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  On 12/17/2018 Borrower called in reference to status of the loan and for mortgage loan number. Borrower was provided with this information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/09/2019
170040341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  The borrower called into make a payment  of $966.31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 10/26/2018. No damages ere reported.	08/31/2019	08/29/2019
170040339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2018.  Borrower called in for general account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX (XXX) on 09/01/2017.	08/31/2019	05/31/2019
170040338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2018.  The borrower called in and made a trial payment in the amount of $1847.18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Borrower called and stated the final documents were received, notarized and returned.  Advised the borrower about the rest of the process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: FEMA declared disaster area.	08/31/2019	07/30/2019
170040322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2019.  Borrower called to see if servicer had got fax that was sent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170040342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Borrower promised to pay $2288.94 on 3/15/2019- rfd excessive obligations, secondary reason curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX (XXX) on 09/15/2017.	08/31/2019	07/11/2019
170040335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2019.  Borrower called in to make a payment  of $1684.70
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/20/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	08/15/2019
170040343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2018.  The servicer discussed the loan modification with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170040324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2019.  The customer called  in to make a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170040321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  04/12/2018 - Borrower called for general status of loan.  Advised borrower we received documents and the account is in settlement - advised borrower a specialist will be contacting them to complete the process
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/04/2019
170040334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2019.  Spoke to borrower when they called inbound for payment on the account and discussed the loan and stated excessive obligations causing issues on 2/9/2019 owner occupied and stated not interested in loss mitigation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/21/2019
170040323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  Borrower called was looking for her specialist.  She stated she had gone to the branch to sign the modification agreement and have it notarized.  When she got home she tried to schedule a payment and the changes were not reflected.  She now states the final loan amount is different.  Advised her the changes could take up to 30 days to be reflected.  Someone will call back and followup with her after settlement is done.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The borrower had a one time draft payment in the amount of $1455.60
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX noted on 01/03/2018 damage repairs at 100% completed.	08/31/2019	07/11/2019
170040326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  Borrower called to schedule payment and stated RFD due to injury to knee and was out of work for a week and went back on lite duty.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170040329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2018.  The borrower called to do promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower was financially affected by the FEMA XXXX disaster. No property damage noted.	08/31/2019	03/26/2019
170040331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower was called to advise modification was complete.  Borrower verified next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017)	08/31/2019	08/22/2019
170040333	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  Authorized third party called in to advise the sole borrower is deceased.  Borrower is deceased and Not clear or no information on executor/heir.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXX XXXXX (XXX) declared on September 10, 2017. There was no mention of damages. Niotes dated 08/26/2019 reflect contact with a third party advising that he sole borrower was deceased; this party could not commit to payment, and inquired about foreclosure.	08/31/2019	08/26/2019
170040330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2019.  The borrower returned our call, advised the borrower that the modification is completed.
On 07/11/2019 the borrower called to pay 359.23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170043328	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2018.  The servicer discussed insurance related issues with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/12/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit report. The servicer has researched the issue and a resolution was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX as noted on XXXX.	08/31/2019	03/12/2019
170040328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2019.  The borrower will make the payment at the bank branch in the amount of $3777.32.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170040327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2019.  The borrower called in to make a payment in the amount of $1,156.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/17/2019
170040320	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2018.  Borrower called to discuss the last payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  On 12/21/2017 the comments noted theXXXXwas taken off due to XXXXX. The borrower stated they received $6,000 from the insurance company and paid $5,000 for the remaining cost to repair. The borrower also indicated the repairs were completed. There was no evidence of an inspection to confirm the status of the repairs.  The damage repair amount is estimated at $11,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX noted on 09/15/2017.	08/31/2019	03/14/2019
170043326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 09/17/2017; repairs completed 01/19/2018.	08/31/2019	03/15/2019
170040319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  The customer called in to make a payment in the amount of $1,620.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The customer called in to change insurance. The associate advised who the insurance was with and offered them to call agent. The policy was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/03/2019
170040325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2018.  The customer confirmed the general account status and discussed modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notation on 12/20/2017 reflects the subject property is located in FEMA disaster area for XXXXX (XXX). No damages were reported.	08/31/2019	03/04/2019
170043329	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2018.  Borrower was contacted to collect on a past-due loan and accepted repayment plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/12/2018.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 01/12/2018, the borrower felt that was misled by the disaster relief program because they advised that the past due payments would be deferred.  The office of the president called the customer on 01/22/2018 to advised that deferring the past due payments is an option.  The homeowner accepted the trial plan from 02/01/2018 - 04/01/2018 for payments of $1,775.26.  Once the modification is complete, the past due payments would be deferred.  The dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The XXXX caused water leaks around the windows; broken windows and damaged fence.  The homeowner paid $4,5000 out of own pocket to cover the repairs.  There is no evidence of a claim filing nor an inspection verifying the status of repairs.  The damage repair amount is estimated at $4,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/14/2017 reflects that the property was located in a FEMA natural disaster are due to XXXXX.	08/31/2019	06/01/2019
170043316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower contacted the servicer on 05/31/2019 to schedule a payment in the amount of $477.98.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/25/17. THere is no damage to the property indicated.	08/31/2019	07/04/2019
170043317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  On 05/01/2018 Borrower called in reference to inspection. Borrower was advised no inspection is required for non-monitored claims.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX (XXX) on 09/18/2017.	08/31/2019	07/30/2019
170040332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2018.  The customer was called about the general status of the loan. The customer was advised that he was calling to let them know about the final modification process which has been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment 9/19/2017, Property is located in a FEMA disaster area, for XXXXX, XXXX. No damage noted.	08/31/2019	07/30/2019
170043325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  The borrower called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXX XXXXX (XXX) 9/4/17 with damage reported. 11/30/17 notes indicate $4000 worth of downed trees and fence damage that had already been 100% repaired. No structural damage reported. No insurance claim filed.	08/31/2019	06/28/2019
170043321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2018.  Spoke with the borrower about the final modification documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold for XXXXX noted 09/20/2017.	08/31/2019	07/30/2019
170043323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2018.  Borrower called in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2018.  Authorized third party called to request billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; no evidence of damages.	08/31/2019	05/15/2019
170043312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  The borrower scheduled several payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Inbound call from borrower to make first modified payment in the amount of $1039.27 which was processed the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The last contact was made on 5/28/2019, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 1/29/2019, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	08/29/2019
170043313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Borrower called wanted to know when his next payment was due and amount.  Assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/09/2019
170043320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.  The borrower called on 7/18/18 regarding the payment withdrawal. A full payment was already withdrawn and the payment set to withdraw on 7/15 needed to be cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 11/7/17 due to XXXXX. All damages were completed.	08/31/2019	04/19/2019
170043315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX, the borrower called to check on the modification trial plan status and to ask if a reinstatement check had been received.  The agent advised the borrower that the modification could not be finalized until the trial plan was completed.  There were a few contacts after this call with an UNauthorized third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170043309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower called to pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/10/2019
170043318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2018.  The customer confirmed they were waiting on their final modification docs and discussed next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notation on 12/21/2017 reflects the subject property is located in FEMA disaster area for XXXXX (XXX). No damages were reported.	08/31/2019	07/12/2019
170043308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2019.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170043311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  on 03/26/2019, Outbound call. The borrower was advised of final modification. The borrower stated that loan modification was already notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/26/2019
170043295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  On 05/15/2019 Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170043307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2018.  The borrower called and advised that on Tuesday met with notary and everything went fine. The borrower was advised would note the file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2017.  The servicer called the borrower to informed the final modification documents were sent out Monday with the notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/26/2019
170043305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018.  The borrower inquired about final modification documents and escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster 09/2017; no damage reported. Subsequent claim for water damage 001/29/2019 was closed 03/30/2019.	08/31/2019	07/18/2019
170043304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018.  Inbound call from the borrower regarding final modification documents being mailed out and confirmed  the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 09/14/2017.	08/31/2019	04/08/2019
170043303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2018.  Outbound call to see if the modification documents. Borrower says that payment will go out today and they do not want to go through with the loan modification and will resume making their payments going forward and wish to be removed from review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster declared 09/11/2017 for XXXXX.	08/31/2019	06/06/2019
170043288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower called to make a payment of 2226.28
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2018.  The customer called inquiring about payments. The customer made a payment arrangement in the amount of $1,154.28 via check by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170043299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Advised borrower received wire for $15860.44 to bring account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018.  The borrower was called on 3/23/18 and was advised that the final modification documents have been mailed and need to be signed and returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/15/17 due to XXXXX. No damages were noted.	08/31/2019	06/06/2019
170043301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2018.  Borrower called in to make a payment on the account and was not intersted in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/24/2019
170043287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The customer called in stating payment would be made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 8/29/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX and placed on hold for disaster relief efforts. The hold was released on 12/12/2017. On 11/22/2017 Borrower reported minor damage to the roof, which was repaired, loss of weeks of pay and asked for options to become current.	08/31/2019	08/30/2019
170043286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  The borrower called for a status update on reinstatement quote. The representative confirmed that the wire transfer was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/06/2019
170043294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  05/10/2019 payment made $1,453.44
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX, repairs completed 100%, tree fell on water system.	08/31/2019	07/11/2019
170043297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2017.  Called the borrower advised payment received, Borrower accepted the plan also advised escrow options advised will follow up regarding modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/20/2017.	08/31/2019	05/24/2019
170043306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/26/2018.  The borrower spoke to the servicer about the account status and modification status.  Modification is completed and servicer gave them next payment due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170043289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2019.  Borrower called promised to pay by phone today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170040318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  The borrower returned our call, advised the modification is complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  Call from Borrower looking to make the final trial payment.  Advised him of next steps and scheduled a return call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 1/18/18 Property is in a FEMA declared disaster area. Minor amount of damage non claimable damage.	08/31/2019	07/30/2019
170043292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
			BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018. Borrower called regarding modification status. Servicer advised once Modification completed XX/XX/XXXX.	08/31/2019	07/30/2019
170043282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2018.  The borrower promised to make a payment by 12/12/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170043285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2018.  Servicer advised payment was short. Borrower made payment in the amount of $4.88 to complete payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/14/2017; no evidence of damages.	08/31/2019	08/16/2019
170043291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  The servicer answered the borrower's questions regarding escrow. The borrower was unable to commit to a payment and declined loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/20/2017.	08/31/2019	04/22/2019
170043290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX (XXX) on 09/15/2017. Damage was 100% completed as noted on 01/09/2018.	08/31/2019	07/30/2019
170043300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2018.  An authorized third party called in to verify payments made on the account. The customer was advised of payment made on 11/23/2018 that was returned fro insufficient funds. The customer conferenced in their bank and the recurring payment withdrawals were discussed. The customer stated the reason for default was due to spouses work schedule and excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170043284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2018.  Borrower called to make promise to pay 1544.96 online 12/13/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170043283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2019.  The borrower called in and cancelled a scheduled payment for 03/05/2019. The borrower will pay online on 03/16/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower was contacted to advise of research results. Agent advised of letter that was sent advising of research
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170043272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2018.  The borrower called and authorized a payment in the amount of $565.38 with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2019.  The borrower made a payment and cited excessive obligations as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170043273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/20/2019
170043296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  Borrower called in to make a payment of 2991.45.
Damages from XXXX have been completed and borrower satisfied with repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/14/2019
170043279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2018.  The borrower called in to change their automated payment from 12/3/18 to 12/14/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170043265	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/24/2019.  The customers are deceased. The potential successor in interest called inquiring about assumption, advising interest in the property. They continued advising the associate that ownership of the property was transferred to them due to XXXX of the customers. They also stated that the customer's will named them as receiving an ownership in interest in the property.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170043278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2018.  The borrower called to discuss his trial payments. The agent advised that his next payment is due 04/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to XXXXX which occurred on 09/10/2017. No property damages were reported.	08/31/2019	05/13/2019
170043263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2018.  Associate made contact with borrower to collect on past due loan. Borrower could not make a commitment to schedule a payment but requested a 401K letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170043280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  The borrower called to make a payment of $689.29
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	07/25/2019
170043269	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2019.  Borrower called in a phone payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Duct work, carpets, and sheet rock replaced.  Does not appear an insurance claim was filed.  The borrower stated repairs were about 50% complete.  No indication of final repair confirmation.  The damage repair amount is estimated at $5,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 08/29/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX.	08/31/2019	05/06/2019
170043262	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  A3P was contacted regarding intentions for property. A3P ptp 630.69 at branch on 8-23-19.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170043267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2018.  Borrower contacted to discuss general status of loan and loan modification, which is complete
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170043254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  Borrower made a payment in the amount of $3062.78
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170043264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2017.  The borrower called and and it was confirmed that were able to meet request in suppressing negative reporting and removing foreclosure from reporting. The servicer explained the delay with the reporting agencies in updating their records. The borrower was extremely happy with the results. The advised that once final response was ready, would be contacted via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 09/20/2017 Property is located ina FEMA disaster area due to XXXXX. No evdience of damage noted.	08/31/2019	03/18/2019
170040317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170043251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2019.  The customer advised that payment was sent by regular mail. The reason for the late payments was due to excessive obligations. The customer declined payment assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/10/2019
170043266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018.  The borrower called to inquire about escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX on 9/11/2017. No damage noted.	08/31/2019	01/30/2019
170043258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2018.  Called the borrower advised received mod documents advised will take two weeks to process will call wehn mod is complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX. No damage has been reported.	08/31/2019	05/30/2019
170043260	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2018.  The borrower called to make sure their modification had been completed and she stated that she will be making her new payment on 12/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 11/15/2017 due to XXXXX.  Damage was noted to theXXXXand had electrical and ceiling repairs.  The estimated cost of repairs is $19000.   An inspection noted on 05/08/2018 notes repairs are 50% completed with only the electrical to be sealed and theXXXXrepaired. The borrower noted the electrical repairs were done on 06/13/2018. The borrower stated on 06/28/2018 is still trying to finish theXXXXrepairs.  There is no evidence of an inspection confirming the repairs are completed.  The damage repair amount is estimated at $19,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	06/06/2019
170043261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2019.  The last contact was made on 4/1/2019, in which the borrower discussed the completed modification and indicated would make a payment later today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2018.  Contacted the borrower to confirm receipt of the documents. Borrower stated that the documents have been signed and returned. Borrower stated will not do automated payment and will do payments on own time and way.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to XXXXX as noted on 9/20/2017.	08/31/2019	06/28/2019
170043270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2019.  The borrower called to make a payment of 1214.66.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170043256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2018.  The borrower was advised that the modification had been corrected and should he receive an analysis in the future that he can call in to make arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA declared disaster area due to XXXXX which occurred on 09/10/2017. No property damages were reported.	08/31/2019	02/22/2019
170043253	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  The borrower made a one time draft payment in the amount of $52.62
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170043252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2018.  Inbound call from borrower regarding payments and promised to pay $1343.22 at the bank
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2019.  Borrower called in regarding final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170043255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2017.  Borrower called and went over terms of the modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area due to XXXXX no property damage noted collection comment dated 12/20/2017.	08/31/2019	04/11/2019
170043275	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2018.  The servicer discussed the final loan modification with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/22/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170043246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2019.  An authorized 3rd party called in to advise that she has been unable to reach the assigned SPOC. The agent advised that it may be that the loan was modified and he is no longer the assigned specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018.  Spoke with borr who scheduled a payment iao $1765.62.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170040316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2019.  An authorized third party called in regarding the final loan modification documents. The borrower was advised of the expiration date and new documents would be mailed to them. The borrower was advised on the Notary service and all other questions regarding the modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Per notes dated, there is evidence of natural disaster impact; however, there no comments that states property located in a FEMA declared natural disaster area due to XXXXX. No property damages were reported during review.	08/31/2019	09/03/2019
170043249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2019.  Borrower called to make a payment $3139.62.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Fema disaster declared on 10/XX/17 due to wildXXXXs.	08/31/2019	08/21/2019
170043242	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/17/2019.  The last contact was made on 1/17/2019, in which a third party discussed the modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/12/2018.  The dispute type is Verbal and the reason is Title issue.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a title issue dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 3/9/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/29/2019
170043248	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2019.  Borrower indicated was calling because received a letter and wanted to know if there was further action needed. Advised no further action was needed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/12/2019.  The dispute type is Verbal and the reason is Credit Limit or High Limit.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Information verified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Released from FC Referral hold for XXXXX. Disaster hold expired. No damages repaired.	08/31/2019	07/23/2019
170043274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/20/17 FEMA Declared disaster area for XXXXX.	08/31/2019	05/24/2019
170043244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  On 05/13/2019, outbound call. The borrower was informed about missing documents. The borrower promised to send copy of a divorce decree and recorded quit claim deed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 08/31/2017 the account noted, the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	08/16/2019
170043240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  05/31/2019 payment made for $1,949.31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170043238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  The customer called inquring about the general status of the loan. The customer was at the bank and wanted to know if they needed documents notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 9/10/17. There is no damage to the property indicated.	08/31/2019	04/26/2019
170043245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2018.  The borrower called in regarding the different due dates to return the final modification documents. The borrower stated they would have the documents signed and returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX (XXX) on 09/16/2017.	08/31/2019	06/27/2019
170043239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  Borrower called wanting funds applied to lates to go towards their principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/15/2017.	08/31/2019	05/14/2019
170043234	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2019.  Borrower called in to advise that payment iao 888.16 would be made at branch on 8-10-19
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170043243	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2019.  05/15/2019 payment made for $1,771.79
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/01/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute cited present/previous account status/payment rating/account history was disputed by the borrower. Information reported was validated and no adjustments were made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170043236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Associate made contact with borrower informing the modification has been completed. Borrower called in on 01/29/2019 about the final modification documents borrower stated he met with the mobile notary advised it takes a few days for our settlement to review the documents. I advised there is nothing else to do on his end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area due to XXXXX no property damage noted from collection comments dated 10/15/2018.	08/31/2019	05/14/2019
170043235	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2018.  Spoke with borrower and provided foreclosure status.  Advised of payment amount and due dates.  Advised borrower that the information will be mailed out on today.  Borrower stated he will call us to set up payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170040315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  Borrower called in to make a payment and stated reasons for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170043233	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower was contacted and advised that the modification was completed. the borrower was also that the new statement should reflect new payment amount of $865.20.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 08/29/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	06/25/2019
170043231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  The borrower was contacted to secure payment. The borrower made a payment in the amount of $1170.31 over the phone and made a promise to pay $2255.60 on 05/15/2019. The loan was brought current on 05/20/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: FEMA disaster area for XXXXX 08/31/2017. No damage noted.	08/31/2019	07/17/2019
170043232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  On 08/22/2019, outbound call. The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170043225	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2019.  The borrower contacted the servicer on 05/01/2019 to schedule a payment in the amount of $2,424.78.  The late payment was caused by a curtailment of income.  The borrower also promised to pay $2357.94 of 5/15/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/22/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the credit reporting.  The account was reviewed and no errors were found.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/16/17. No damages were noted.	08/31/2019	07/15/2019
170043250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2018.  Borrower called in with questions about payments. Borrower made a promise to pay $1584.56 via online on 05/10/2018. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/11/2017; XXXXX. No indication of damages noted.	08/31/2019	03/14/2019
170043229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  Borr called to advice funds have been wired to reinstate the loan and would like confirmation of receipt of funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170043237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2018.  Borrower advised they did sign the documents with the notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170043230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2017.  The borrower had questions about their payments and was advised that they were already current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property impacted by XXXXX as noted on XXXX. No damage noted.	08/31/2019	07/23/2019
170043228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2018.  Notes indicate the borrower had requested to have the late fee waived as a one time courtesy. The borrower also scheduled a Promise to Pay payment via online to pay monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018.  Borrower called to set up recurring payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; no evidence of damages.	08/31/2019	05/24/2019
170043221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  The borrower called in and inquired on the terms of the final modification, The borrower was advised of the extended maturity date however they requested additional explanation on the principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX (XXX) on 09/16/2017. Per comment on 02/02/2018, repairs are 100% completed.	08/31/2019	04/10/2019
170043222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  The borrower was unable to commit to a payment. The agent called for the April payment and improper auto draft set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170043223	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2019.  Borrower called in to schedule payment iao $1240.88 and was provided confirmation number. Borrower called on 04/24/2019 in regards to the approval for modification and wanted to make sure the offer still stands as they received a packet asking for additional information. Associate informed they could disregard the package as they have been approved and accepted the modification and advised borrower to make all three payments on time and servcier can complete the modification from there.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/21/2019.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  On 08/21/2019 a dispute was received from the borrower advising their loan was not reporting correctly since 01/2019. The borrower also notated the completed modification was not yet reporting to the credit bureaus. The issue is currently under review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170043214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2018.  Borrower was advised loan back to normal servicing and and home preservation completed. Borrower was advised of next payment due date and amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170043227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/27/2019.  The borrower promised to make a payment in the amount of $2375.24 via Online. The reason for delinquency was cited as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/23/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. Damages reported but repaired by the borrower.	08/31/2019	07/23/2019
170043220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  The authorized third party called regarding the financial health conversation the call was transferred for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: On 08/31/2017 the account noted, the property is located in a FEMA disaster area for XXXXX, no property damage was reported.	08/31/2019	07/19/2019
170043226	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  Unauthorized third party to advised being executive of estate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/01/2019
170043215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2019.  The borrower called in returning a phone call, the borrower made a promise to pay $669.25 at a bank branch on 08/12/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019
170043217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  Spoke with borrower and advised that the modification is complete.  Advised of payment amount and due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2017.  Borrower called to schedule payment in the amount of $187.91.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area cited on 11/24/2017.	08/31/2019	06/29/2019
170043210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/21/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2019.  The borrower was contacted regarding the final loan modification documents. The borrower advised they had signed the documents. The borrower was advised of the next steps and time frame.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/20/2019
170043219	3	[3] Delinquent HOA Fees	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2019.  Servicer received an email from borrower thanking them for the follow up information on the modification request. The last telephone contact was on 2/14/19 when borrower called to request emails on the status of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX noted on 09/12/2017. No damages were reported. A claim was filed for water damages caused on 10/31/2016. The comments on 03/12/2019 referenced an inspection was on file indicating all repairs were completed. The remaining funds were released and the claim was closed.	08/31/2019	05/14/2019
170043213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2019.  Called the borrower about final mod documents. Borrower advised received copies and got called from notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170043216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2017.  Spoke with borrower regarding modification and advised borrower that the final documents were received.  Advised once modification is complete then borrower will be notified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170043211	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2019.  Authorized third party called in to schedule two payments on the account and stated reason for default was due to income reduction. Borrower was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/22/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed a payment after being advised the payment had been rejected. Borrower expressed frustration and concern about payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/11/2019
170043212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2017.  The borrower was called on 9/6/17 and was advised of the mobile notary and the next steps in the modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/30/2019
170042452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower made a one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170043218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2018.  Borrower called with questions about payments and the call was transferred to customer service.  A payment was scheduled for 11/1 in the amount of $1977.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX noted on 09/15/2017. Comments dating back to 11/14/2017 referenced the property was damaged due to the XXXX. The notes on 03/13/2018 stated an inspection was conducted showing all repairs were completed.	08/31/2019	07/30/2019
170040313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2018.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/22/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	05/24/2019
170042454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2018.  Associate made contact with borrower in regards to the final modification documents. Borrower stated they signewd the documents on Monday. Associate informed as soon as they are received it can take 2-3 weeks to execurte and will follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 06/28/2018.	08/31/2019	07/30/2019
170042450	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/25/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2019.  The borrower called in to go over options. After discussing the options available the borrower decided not to go that route at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170043209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2018.  On 03/20/2018, the borrower called to discuss loss mitigation options. The borrower transferred and advised to leave a message in account specialist voice mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2017.  Borrower called while they are at a branch to inquire what pages needed to be signed. Associate informed there is a copy for their records and they have paid for a third party notary for signing today and provided the number to contact the notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/23/2019
170042451	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2019.  The borrower was contacted to secure payment. The borrower promised to make a payment at a branch on 02/08/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170042447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2019.  Borrower called in regarding payment process and was advised of confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170042444	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2018.  On 07/06/2018 Borrower was called in reference to resolution to dispute.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/05/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states new credit dispute received. 07/06/2018 Commentary states account was reviewed and dispute resolved via office of the president.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170042449	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2018.  The borrower called on 8/9/18 to inquire about the increased payment.  The borrower believed that the payment increased because the insurance refund of $3560 should have been applied toward the escrow shortage.  The representative advised that the refund was applied toward their mortgage payment and the escrow shortage was never satisfied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 12/15/2017 reflects the property is located in a FEMA Disaster declared area due to XXXXX. No damages reported.	08/31/2019	07/11/2019
170042443	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  The borrower scheduled a payment over the phone.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2019.  04/27/2019 - Borrower called with a promise to pay $1231.81.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/20/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  Called and spoke with borrower to collect on past due account. Borrower promised to pay $3294.82, on 3/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042442	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2019.  The last contact was made on 4/23/2019, in which the borrower had an escrow inquiry.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/04/2019.  The dispute type is Verbal and the reason is Escrow dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was an escrow dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/20/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	04/23/2019
170042439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2018.  Borrower promised to make payment at the branch office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2019.  The borrower called regarding concerns about the statement received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX (XXX) on 09/10/2017.	08/31/2019	07/29/2019
170042433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2019.  Borrower called to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/04/2019
170042437	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2018.  The customer called in to make payment arrangements for 11/30/2018 in the amount of $1,343.12 online and scheduled payment for 12/07/2018 $1,336.67.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170042431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2017.  Borrower called to discuss account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/13/2019
170042425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2018.  Spoke with borrower and he promised to pay $902.02 at bank branch on 2/22/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/17/2019
170042432	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2018.  The authorized party called in a payment of $800.00.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2018.  Borrower called to schedule payment and set the recurring payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170042434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2018.  Borrower requested to have escrow account removed.  Agent submitted  request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; repairs completed 12/04/2017.	08/31/2019	03/25/2019
170042441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  The borrower called in to set up auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/19/2019
170042418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  The servicer informed the borrower on 06/06/2019 that payments via the Automated Clearing House are set up to begin 07/01/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170042448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Borrower called, made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  The borrower called and stated the reason for default was due to a curtailment of income, and scheduled a payment for 08/22/2019 in the amount of $754.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170042422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2019.  The customer called regarding the policy information and information maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); damages repaired and claim closed 11/28/2018.	08/31/2019	07/05/2019
170042412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/08/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Borrower promised to make payment online on 08/28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042416	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2018.  Spoke to the customer and discussed modification and the documents needed for the review.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/17/2019
170042428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower advised that the hardship was due to excessive obligations.  The homeowner is now catching up on disaster expenses.  A payment was scheduled for $1,181.17 effective for 05/31/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX (XXX) as noted on 10/17/2018 and XXXXX (XXX) as noted on 09/30/2016. Comment on 02/20/2018 reflects 100% repair completion.	08/31/2019	08/14/2019
170042421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2018.  Borrower promised to pay $704.66 with check by phone on 10/30/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by a XXXX as noted on 12/28/2016. 100% inspection received per comments on 08/08/2017.	08/31/2019	07/30/2019
170042423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2018.  Borrower discussed return of final modification documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/15/2017 XXXXX non government insured loans in XXX are no longer under FEMA Protection. No damages reported.	08/31/2019	07/30/2019
170040310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2018.  On 11/21/2018 the borrower spoke to the servicer about payments. A payment was made on 11/2/2018 but was returned three times. They set up payment for today.   Servicer confirmed the modification was complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2019.  The customer called in a payment and confirmed they are back on track.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170040311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2018.  The borrower called in to discuss the terms of their permanent loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170042429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Outbound call to collect on past due loan. The borrower agreed to make payment by phone on 07/15/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/18/2018-The property was located in a FEMA declared disaster area due to XXXXX. No property damages were reported.	08/31/2019	08/28/2019
170042424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  The authorized third party and confirmed the supplement check in the amount of $9,200.81 can be cashed at the bank branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 08/29/2017. A claim in the amount of $150,000.00 was made for damages. and repairs were completed by 11/30/2018.	08/31/2019	07/18/2019
170042417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2019.  The borrower advised is unable to commit to pay today and is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2019.  The borrower called in and authorized a payment in the amount of $3048.71.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170040309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/05/2019
170042410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2018.  Contacted borrower and confirmed that the account was brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170042406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2018.  Borrower called into discuss refinance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/07/2019
170042415	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2019.  Outbound call to Borrower, promised to pay today by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property is in a FEMA disaster area, no reported damages, 12/6/17. XXXXX	08/31/2019	07/09/2019
170042409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2019.  The borrower called in and made a payment over the phone. The borrower requested recurring payment withdrawals be cancelled. The borrower stated illness in the family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/30/2019
170042408	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2017.  Borrower called with questions regarding credit reporting during trial modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/22/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/03/2019
170042436	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/20/2019.  The borrower called in about a credit reporting waiver and was advised that unless it was an identified bank error, the servicer cannot submit a credit reporting adjustments. The borrower was advised that they will have to file a dispute directly with the credit reporting agencies.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/02/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a credit dispute 11/02/2018 and servicer researched and verified that the information reported is correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042411	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The disaster caused fallen trees and screen damage and the cost of repairs was estimated at $6,000 per notes dated 12/08/2017.  The homeowner reported on 12/19/2017 that the repairs were 100% completed and paid out of pocket for all the repairs for the roof, screen doors and a couple of fallen trees.  There is no final inspection verifying the completed repairs nor any evidence of a claim being filed.  The damage repair amount is estimated at $6,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/15/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX.	08/31/2019	08/12/2019
170042414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2018.  Notes indicate the borrower called the final loan modification documents received. The agent advised to contact XXXX to set up an appointment with a notary to sign all copies of the final loan modification loan documents. The agent also advised the borrower of the next payment due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170040308	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2019.  Borrower called in stating the online draft had been taken out twice.  Agent opened a work order to get one payment refunded to the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/17/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in on 04/17/2019 to dispute the payment that was taken twice from account.  The borrower requested to have one payment refunded.  The issue was noted as resolved on 05/01/2019.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/28/2019
170042403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2017.  The borrower called and advised will pay via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2019.  The borrower made a one time draft payment in the amount of $1430.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170042407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2018.  The borrower called regarding the general status of the loan. Borrower wanted to know if she needed to make a payment in April. Advise first modification payment is due 05/01/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 01/22/2018 reflects the property is located in a FEMA Disaster declared area due to XXXXX.	08/31/2019	03/25/2019
170042404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2018.  Borrower called with questions regarding their payments with RFD being excessive obligations. Comment dated 05/15/2018 borrower called regarding disaster relief and stated they sent the modification documents. Borrower stated they made a claim with their homeowners insurance and all repairs are fully completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Private mortgage insurance value deletion as the loan meets criteria to drop. Property was cited as being located in a FEMA declared disaster area due to XXXXX cited on 12/20/2017.	08/31/2019	04/03/2019
170042401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2018.  Outbound call, Co-Borrower is on disability.  Will make online payment 10/10/18, and  2nd payment 10/31/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/05/2019
170042397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/17/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower called in regarding the status of the loan. The agent went over the approval information for the equity and advised of external assistance. The borrower stated may not be able to afford the equity line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/12/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	07/25/2019
170042400	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2018.  The borrower called to make a payment in the amount of $900.58 and discussed payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 10/04/2017. No damages were reported.	08/31/2019	07/01/2019
170042394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2017.  The borrower promised to make a payment in the amount of $1390.41 online by 01/05/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2018.  Borrower called regarding final mod documents.  Informed borrower of the foreclosure status.  Borrower advised he has an appointment with the notary on Thursday.  Advised borrower we will follow up once documents are returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Commentary dated 09/15/2017 reflects that the property was located in a FEMA natural disaster are due to XXXXX.	08/31/2019	07/30/2019
170042398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2018.  The borrower stated a payment in the amount of $714.28 would be made online later that day and another payment for the same amount would be made on 07/19/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); no damage reported.	08/31/2019	06/03/2019
170042405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower called in to make a payment in the amount of $1014.16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170042387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2019.  The borrower called in to ask how last payment was applied on  08/29/2019.Borrower called to make payment in the amount of $512.78.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042396	3	[3] Delinquent HOA Fees	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2018.  Borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to WildXXXXs (XXXXX) noted on 11/16/2018. No damage reported	08/31/2019	08/30/2019
170042391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2019.  The borrower discussed the final modification documents and stated they will be sending them in.  They made a payment of $2,419.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on 09/05/2017. Damages from the XXXX were repaired an completed by 07/23/2018.	08/31/2019	07/11/2019
170042381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2017.  The borrower called to collect on delinquent amount. The borrower stated that he made a payment and will be checking with the Branch to see why his payment didn't go through.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  Inbound call from Borrower to make payment, will make 1 payment 1/15/19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/18/2019
170042390	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2018.  Borrower called in with question about payments discusses options. Set up payment for 12/17/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  An insurance claim was filed for water damage sustained on 07/05/2018.  The homeowner confirmed had received an insurance recovery check that needs to be endorsed; but no check amount was provided.  On 08/20/2018, the agent advised the customer that because of the loan status: an adjuster’s worksheet would need to be faxed and it would take 7 business days to determine if a branch endorsement was possible.   There is no evidence of the check endorsement nor a  final inspection verifying the completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170042389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2019.  Borrower called and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 3/24/2018, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/25/2019
170042380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2018.  Borrower called and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2019.  The borrower made a promise to pay by phone today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2019.  The borrower authorized a payment in the amount of $1907.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170042382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018.  Borrower was advised of the general status of the loan. Borrower states that they have found the loan modification agreement and will return it via FedEx today. The borrower was worried it will not get to the bank before the deadline. Borrower is still interested in the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/20/2017 due to XXXXX.	08/31/2019	07/30/2019
170042388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2018.  Borrower inquiry in regards to loan modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/18/2019
170042383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2018.  Borrower called to setup auto draft for bi-weekly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/12/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	01/22/2019
170042386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/12/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/16/2019
170042378	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2019.  The borrower was advised of the past due status and discussed payment options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2018.  The borrower called in regarding payment. The agent confirmed the agreement and final documents were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a disaster area due to XXXXX XXXX.	08/31/2019	07/19/2019
170042372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2017.  Received inbound call from the borrower regarding the general status of the loan. Advise of the foreclosure status. The borrower refused the loan modification indicating that he is not interested and that he had brought the account current today. I removed the file from review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXXX noted on 12/21/2017 disaster protection has expired no damage noted.	08/31/2019	05/24/2019
170042375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2017.  The customer called in a payment and planned to seek assistance after the disaster relief.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Subject property is located in FEMA disaster area for XXXXX 09/18/2017. No damages were reported.	08/31/2019	08/31/2019
170042377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  Called borrower- curtailment of income- didn't get paid from employer for a month, auto pay starts in May. Made one time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/15/2019
170042379	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower called about the escrow refund and was advised that modification effects the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in an area impacted by a FEMA disaster (XXXXX 09/2017); no damage reported.	08/31/2019	07/09/2019
170042371	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2018.  Authorized 3rd party promised to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 09/15/2017. No damage was noted.	08/31/2019	04/03/2019
170042367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2019.  The borrower stating will make payment at the branch on 3/16/2019 in the amount of $1174.43.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170042373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  Borrower was advised that in the state of XXXXX their spouse needs to sign the documents due to having an interest in the property. Borrower was concerned that their spouse would be obligated the loan and decided to bring the loan current on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170042360	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower promise to pay on XXXX the amount of $3,134.31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The property sustained XXXXX damage to the roof, interior flooring and walls due to XXXXing inside the home.  The homeowner advised that the estimated the cost of repairs was $40,000.00; and a small portion of this amount came from insurance.  The repairs were reported at 95% done; and the mortgagor anticipates their completion by 12/17/2017.  The new tenants are scheduled to move in on 01/01/2018. There is no final inspection verifying the completed repairs.  The damage repair amount is estimated at $40,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Commentary dated XXXX reflects that the property was located in a FEMA natural disaster area due to XXXXX.	08/31/2019	07/15/2019
170042365	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2020.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2018.  On 05/16/2018 the borrower called to discuss the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for damage that occurred on 09/10/2017 due to XXXXX. Claim funds in the amount of $1081.52 were endorse and released at the branch on 11/10/2017 and the claim was non-monitored.  Damage was noted to theXXXXdue to a tree.  The borrower noted on 01/25/2018 the cost of repairs was $6000 and are completed.  A property inspection was completed on 02/01/2018 and uploaded on 02/06/2018.  The results of the inspection were not documented.  The damage repair amount is estimated at $6,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/13/2017.	08/31/2019	08/13/2019
170042368	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  On 03/28/2019, the executor of the estate called to verify account status. The executor was informed of reinstatement amount and declined loss mitigation options.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Per notes dated 10/26/2018, there is evidence of natural disaster due to XXXXX; however, there is no comments that states property located in a FEMA declared natural disaster area. No damages were reported.	08/31/2019	05/21/2019
170042357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2018.  The borrower requested information on how to send their payment via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2019.  Borrower inquiry in regards to the general status of the loan. Stated received a delinquency letter.  Advised that it was not a delinquency letter and that the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2019.  Inbound call from the borrower. Before call could be completed, line was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted FEMA declared disaster on XXXX; XXXXX. No indication of damages noted.	08/31/2019	08/21/2019
170042361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2019.  Borrower contact to discuss the final modification documents. Borrower stated has received them wanted to know about return label. Advised the borrower that the notary has it as they will return the signed documents. Gave the borrower the contact number for the notary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/27/2019
170042359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Borrower called in income has been slow curtailment of income, approved to  use cell phone for contact. Cannot commit to gathering to workout, borrower not interested in workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/27/2019
170042358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2019.  Called and spoke with borrower regarding the modification closing. Advised the loan has been updated and a new billing statement was mailed out. The borrower stated the April payment should be drafted stated it is scheduled for 04/03/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2019.  The servicer contacted borrower for payment on account; the borrower made a promise to pay $2372.61 via online on 03/19/2019. The borrower stated the late payment was due to traveling and the payment was forgotten.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted FEMA declared disaster on 09/27/2017; XXXXX. No indication of damages noted.	08/31/2019	07/16/2019
170040305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2018.  The borrower stated he had escrow issues with the previous servicer, the borrower stated he was driving through a bad area and the call may be disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/10/2019
170042354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Borrower called and made a payment to account.
On 07/19/2019 the borrower called in to inquire about reaffirmation . No evidence of a payment made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2016.  Agent informed borrower of modification terms and of payment options. Borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170042374	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2019.  The borrower called in to make a payment in the amount of $1,140.41.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower had payment dispute and wanted to know how the payment is made as there is no automatic payments set up. The agent assisted and the issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property may have been impacted by XXXXX (XXX) on 09/13/2017. On 10/23/2018, damage report reflects 90% completed.	08/31/2019	08/22/2019
170042355	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2018.  The borrower called because of receiving a second modification package in the mail. The agent advise it is being received because the first package was not filled out correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower stated on 12/21/2017 had damage to the porch due to XXXXX. No evidence a claim was filed. The borrow stated damage estimate was $1500. An inspection was scheduled for 1/15/2018 with no results provided. No further updates on the repairs were provided.  The damage repair amount is estimated at $1,500.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 09/30/2016 and 09/14/2017 reflect that the property was located in FEMA disaster areas affected by XXXXs XXXXX and XXXXX respectively.	08/31/2019	02/19/2019
170042349	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  The borrower called to promise a payment of $1676.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/22/2019
170042356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/22/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2018.  The customer called and stated they would pay at the branch. The customer requested a cease and desist. They made a promise to pay on 4/4/2018 at the branch. The reason for default curtailment of income. They were not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/28/2019
170042351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 12/15/2017- XXXXX Fema Protection expired for non government insured loans in XXX. Home repairs 100% complete.	08/31/2019	07/15/2019
170042348	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2019.  Borrower called in and made a payment to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  A hazard claim was filed for unspecified damage which occurred on 01/22/2016. The claim was classified as enhanced endorse and release on 02/23/2016.  The recovery check for $18,155.52 was branch endorsed on 03/01/2016.  An inspection dated 07/07/2016 reported that there wasXXXXand siding damage.  A drive by inspection was completed on 3/30/2017 with the results of 0% citing the borrower was non-compliant with the terms of the claim.  No further repair updates had been provided.  The damage repair amount is estimated at $18,155.52.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170042352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2019.  inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 09/20/2017 Property is located in a FEMA disaster area due to XXXXX.	08/31/2019	07/24/2019
170042339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2019.  The borrower called to make payment of $445.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/04/2019
170042344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2019.  The borrower called for account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170042342	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/18/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  Called borrower to discuss the past due payment on the loan. Borrower states intends to keep the property. Borrower said the reason for delinquency was curtailment of income. Borrower promised to make a payment at the bank branch. Borrower opted in to receiving emails, says has too many bills, work is slow. Caller did not provide date or time to discuss financial situation. Borrower confirms the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/14/2019
170042347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2018.  Borrower had questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: XXXX comments noted on 12/15/2017, however; there was no evidence to indicate any outstanding property damage as of the end of the review period.	08/31/2019	07/30/2019
170042338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2019.  Borrower called to verify payment details and promised to pay $433.91 by mail.  Borrower wanted to see if we had received payment set up late Friday 3/1.  Advised borrower payment could be delayed due to the weekend falling at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment 9/15/2017, Property is located in a FEMA disaster area, for XXXXX, XXXX. No damage noted.	08/31/2019	07/01/2019
170042337	3	[3] Delinquent HOA Fees - Superlien State	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2018.  On 03/06/2018 the borrower called to go over the general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170042341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2019.  The borrower authorized a payment in the amount of $454.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/19/2019
170040304	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2019.  On 03/06/2019 Borrower called stated will make a payment on 03/10/2019. The call was disconnected.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2018.  The borrower spoke to the servicer regarding loan status and were advised of completed modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is in a FEMA disaster area due to XXXXX on 8/230/2017. Repairs 97% completed 07/18/2018.	08/31/2019	07/15/2019
170042336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The borrower called to make a payment of  943.14 for 5/10/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/04/2019
170042340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2018.  Borrower advised no longer needs assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	02/12/2019
170042332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/31/2018.  01/31/2018 outbound call spoke with borrower about final modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042333	2	[2] Damaged/Occupied/FEMA Zone - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2019.  The customer returned call about modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed forXXXXdamage from XXXX, estimated at $13,000. Borrower stated insurance paid $6000.00. No evidence repairs are completed.  The damage repair amount is estimated at $13,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster zone due to XXXXX noted on XXXX.	08/31/2019	07/31/2019
170042334	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2018.  Borrower was contacted to advise more time was needed to provide a final resolution to the complaint regading the recent loan modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/14/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower submitted written credit dispute and inquired why the account was reported as late when the payment was submitted on time. It was determined that all information was accurately reported as current without any delinquencies to the credit agencies.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The borrower advised on 12/09/2017 theXXXXwas damaged due to XXXXX as well as there was damaged inside the home. The borrower stated the cost to repair was $2,000 and the repairs were completed. There was no evidence a claim was filed or inspection conducted to confirm the status of the repairs.  The damage repair amount is estimated at $2,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA Disaster Area due to XXXXX noted on 09/20/2017.	08/31/2019	03/30/2019
170040303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2019.  The borrower scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/10/2019
170042330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2019.  02/20/2019 inbound call borrower inquiring about general status of loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2018.  Customer called in for general status of the loan and processed a payment in the amount of $479.65.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170042331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/27/2019
170040302	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2019.  Borrower called in regarding a letter received and to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXXX.  On 09/12/2016 the borrower advised their home XXXXed. The borrower stated on 11/09/2016 it was their attic that XXXXed. There was no evidence a claim was filed or the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/28/2019
170042328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2018.  The borrower stated they would make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated 09/05/2017 reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	07/03/2019
170042322	1	[1] Legal Description Issue - Mortgage contained incorrect legal and actions have been completed on a reformation action	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2019.  The homeowner explained that the wheels and hitches to the mobile home have been removed and the mobile home is permanent.  The agent discussed signing the mobile home title retirement affidavit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There was a legal description error per notes dated 03/15/2019.  The mortgage was re-recorded in the county record of deed on 04/10/2018 in or book 9706 page 875 per notes dated 03/15/2019.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated 05/03/2019 reflects that a retirement affidavit has been recorded stating that the titles have been retired / cancelled; and they have proof that the mobile home is taxes as real estate. The conversion has already been completed. Commentary dated 09/12/2017 reflects that the property was located in a FEMA natural disaster area due to XXXXX. No property damage was cited.	08/31/2019	08/02/2019
170042313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2019.  Notes indicate the borrower called of which the agent advised of the final modification documents were sent out and that a notary had provided contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to Severe XXXXs And XXXXing on 3/25/2019.	08/31/2019	06/27/2019
170042327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2018.  04/10/2018 inbound call borrower inquiring about status of modification, advised borrower of specialist
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Disaster declared on 09/05/2017 due to XXXXX.	08/31/2019	07/03/2019
170042317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2019.  The borrower stated had the final modification documents notarized and will forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/02/2019
170042329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170040301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2017.  Borrower called returning call to servicer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/21/2019
170042318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2019.  Borrower promise to pay on 05/15/2019 the amount of $1,591.62.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment on XX/XX/XXXX - Tax sale completed. Check payable to XXXXX XXXXX, certificate cancelled on 1/16/2019.	08/31/2019	07/25/2019
170040299	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2019.  Customer set up automatic withdrawal on 08/13/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170042320	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2019.  The borrower called in stating cannot commit to pay and that will be reinstating the loan by 6/12. The representative confirmed the reinstatement amount of $8,218.29 good through 6/13/19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/04/2019.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower claim payment dispute as reason for default and was advised of payments returned.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The foreclosure action started on 05/08/2019 appears to have been closed, althought the notes were not provided, due to the borrower reinstating the loan. This property is located in a disaster area designated by FEMA. XXXXX Winter XXXXs, XXXXing and Mudslides (XXXXX) declared on February 14, 2017. There was no mention of damages.	08/31/2019	07/26/2019
170042315	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/29/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/26/2019
170042321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	01/09/2019
170042326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2016.  Comments show contact with borrower regarding modification and process. Servicer advised the workout was denied and they should consider short sale or deed in lieu.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/24/2019
170042319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2018.  Last spoke to borrower when they were called inbound to make final payment for the trial plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comment dated XXXX reflects that the property is located in a disaster area due to XXXXX XXXX. No damage reported.	08/31/2019	07/30/2019
170042314	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2019.  Borrower promised to pay $844.01
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/15/2019.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the information reported after the modification was completed.  The documents were reviewed and found the terms did not match what was reporting.  The information was corrected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A FEMA disaster was noted on 9/15/17. No damages were noted.	08/31/2019	08/12/2019
170042308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/26/2019.  Called customer to collect past due amt.  Borrower is not interested in home preservations options.  Will make a payment as soon as he can because he is having a delay on his XXXX checks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/29/2019
170042325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2019.  On 05/17/2019 Borrower call in reference to final Modification documents. Borrower advised is going to sign the documents today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170042305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/27/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2019.  The borrower called in and set up a payment for 08/27/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/26/2019
170042311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2018.  07/13/2018 inbound call borrower inquiring about payment, reason for default curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/22/2019
170042312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2018.  Spoke with borrower about paying total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2019.  06/06/2019 outbound call confirmed insurance carrier with borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	06/06/2019
170042303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  Borrower set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/01/2019
170042306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The borrower called to make a change to their homeowner's policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Funds released after 100% inspection on 06/25/2018 for date of loss of 09/10/2017;XXXXdamage. XXXXX hold from 09/20/2017 to 12/20/2017.	08/31/2019	08/28/2019
170040297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2019.  Authorized 3rd party was advised that assumptions documents had been sent out and not returned. 3rd party stated will follow up with the assupmtor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2019.  Spoke to borrower and went over final documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Hold noted for XXXXX 09/12/2017.	08/31/2019	07/10/2019
170040298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/29/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2018.  Borrower involved in a car accident and has medical bills- trying to obtain reverse mortgage. RFD excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/29/2019
170042310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2018.  On 11/25/2018 Borrower call to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170042307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2018.  Borrower was called in regards to final modification documents, borrower did not want to sign. Borrower not interested in mod, was advised that the additional $100 being sent to loan will not being account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/20/2019
170042304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2019.  Borrower promised to pay 7/9/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 8/6/2018- XXXX. Borrower had to pay for some repairs out of pocket.	08/31/2019	07/31/2019
170042301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA disaster area affected by XXXXX as noted on XXXX. There is no evidence of damage to the property.	08/31/2019	07/24/2019
170042291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  Borrower requested that funds be applied to the May payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/09/2019
170042300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2018.  Authorized third party expressed concern that name was on the final modification documents but name is not on the mortgage. Provided information regarding the process and advised that a notary should be contacting them soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/17/2017; damages repaired and final inspection received 01/02/2018.	08/31/2019	04/03/2019
170042299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  On 03/01/2019 Borrower called to make a payment and for status on trial Modification. Borrower was provided with the information. Borrower also authorized spouse to speak on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/02/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2018.  The borrower called in on 05/25/2018 to verify payment details and to make sure the loan was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/16/2017; no evidence of damages.	08/31/2019	04/03/2019
170042298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2019.  Authorized third party called in with questions about payments.  Processed payment in the amount of $2350.66.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170042302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2018.  The borrower called to request a refund. The agent provided the amount, mailing address and quote time frame.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/24/2019
170042289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2019.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/02/2019
170042288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/31/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2019.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/18/2017; no evidence of damages.	08/31/2019	07/31/2019
170042286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2019.  The borrower stated they could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/08/2019
170040296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2018.  An authorized third party called in to request authorization on the account for their XXXX and was advised authorization needed to be mailed in and signed. The third party set up automatic recurring payments for the 5th of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	04/02/2019
170042297	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/11/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2018.  Borrower was advised of modification finalization, was advised will get a copy of it. Borrower was advised of next payment due, stated will make a payment the following Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster are due to XXXXX. No damage reported.	08/31/2019	07/12/2019
170040294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/05/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  The borrower informed the servicer on 03/01/2019 that the payment will be made as soon as the modification is booked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/08/2019
170040295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2019.  On 4/26/2019 Servicer called Borrower to advise of the recent escrow analysis and update on the recurring withdrawals that were completed. On 2.1.2019 Borrower said they no longer wanted to proceed with a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/12/2019
170042287	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/28/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2019.  Commentary states spoke with borrower regarding the status of the account. The borrower advised of a promise to pay at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 12/06/2017 due to XXXXX.  Damage was noted due to XXXXing, the walls and carpet are damaged and the back door.  The borrower noted 02/26/2018 needed more time for the repairs.  Another month is needed for the contractor.  An inspection noted on 03/01/2018 was noted as 0% completed due to the borrower not showing for the scheduled appointment.  The damage repair amount is estimated at $6,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXXXX and noted on 09/14/2017.	08/31/2019	08/27/2019
170042290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2019.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/15/2019
170040293	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/26/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2019.  Borrower promise to pay on 06/03/2019 the amount of $1,649.62.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/24/2019
170042283	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2018.  Spoke to borrower regarding status of file and confirmed payment was processed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/01/2018
170040292	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 07/12/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2019.  Called borr regarding late payment. Borr scheduled a payment iao $2016.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/19/2019
170042275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/04/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The last contact was made on 7/1/2019, in which the borrower indicated would make a payment in the branch on 7/5/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/23/2019
170042295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  Borrower was advised of how payment will be applied one the modification has been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/29/2019
170042270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/29/2019
170042294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/19/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2018.  Borrower called in for account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/11/2019
170042271	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/07/2018.  The borrower to make a payment of $1643.08 for 8/7/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Loss mitigation note dated 01/03/2018 shows the borrower stated impacted by XXXXX, financially and there was property damage which was XXXXing in front of the house and trees were knocked down on the roof. It also states estimated completion repairs at 100%, however there is no evidence that shows the borrower submitted a insurance claim due property damage from XXXXX.  The damage repair amount is estimated at $10,000.01.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Commentary dated XXXX reflects that the property was located in a FEMA natural disaster area due to XXXXX.	08/31/2019	07/16/2019
170042292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2019.  Called the borrower discussed final modification documents and loan terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Property was impacted by XXXXX as noted on 09/15/2017. No damage noted.	08/31/2019	04/15/2019
170042276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2018.  The borrower called regarding the loan rate lock extension fee refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170042281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2018.  The borrower called to get refinance information.  They stated they have excessive obligations due to their spouse has medical issues and they could not commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2019.  Spoke with authorized third who advised does not want to move forward with modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/15/2019
170042274	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/16/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2019.  The borrower called to do promise to pay for 1697.27.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/25/2019
170042280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/06/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2019.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	09/03/2019
170042267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2018.  Borrower called to make a payment.  Discussed the modification process and advised that we are still working on finalizing everything at this time and will follow up once the modification is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Property located in a FEMA disaster area due to XXXXX. No damage reported.	08/31/2019	03/29/2019
170042279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/30/2018.  On 03/30/2018, the borrower called about the status of the account and to discuss a payment that needed to be returned back to her.  She confirmed that she had received the final modification documents, and she inquired about whether or not it needed to be notarized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A hold was placed after XXXXX in September, 2017, but the comments do not indicate that it was a FEMA hold. The property was not affected by the XXXX, but the borrower's job was impacted.	08/31/2019	07/30/2019
170042278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/30/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2018.  The borrower called promised to pay..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/31/2019
170042268	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/14/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2018.  Borr called to schedule a payment iao $1654.73 for 09/17/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/30/2019
170042282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2019.  The last payment was received on 08/23/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/09/2019.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	05/21/2019
170042265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/07/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2019.  The customer he believes one payment will have an issue where unsure of which one.The associate stated that they will have an issue were unsure what one, will leave as is till one fails or both post.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/09/2019
170040291	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/01/2019.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of XXXX is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	08/31/2019	03/27/2019
170040287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/09/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2019.  Borrower called in to make payment iao $3441.91
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/13/2019
170042260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/15/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2018.  The borrower called on 9/21/18 to verify their insurance policy information was received. The representative confirmed that it was received and that their information was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	08/31/2019	07/16/2019
170042261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2019.  The last payment was received on 08/13/2019.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2019.  The borrower was advised that the modification had been completed and this with the settlement should bring the account current. The borrower asked what would happen with their home if they die and the agent advised that they would want to speak to a financial adviser or XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	08/31/2019	08/08/2019